     As filed with the Securities and Exchange Commission on April 15, 2009


                                                      Registration No. 333-80535
                                                                       811-08904


                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 16                  ( X )


                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                 Amendment No. 81                         ( X )


                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
                           (Exact Name of Registrant)

                           NEW YORK LIFE INSURANCE AND
                               ANNUITY CORPORATION
                               (Name of Depositor)

                   51 Madison Avenue, New York, New York 10010
               (Address of Depositor's Principal Executive Office)

                  Depositor's Telephone Number: (212) 576-7000

                             Laura M. Bramson, Esq.
                 New York Life Insurance and Annuity Corporation
                               1 Rockwood Road
                            Sleepy Hollow, New York 10591
                     (Name and Address of Agent for Service)

                                    Copy to:

        Richard T. Choi, Esq.                    Thomas F. English, Esq.
        Jorden Burt LLP                          Senior Vice President
        1025 Thomas Jefferson Street, NW         and Chief Insurance Counsel
        Suite 400 East                           New York Life Insurance Company
        Washington, DC 20007-5208                51 Madison Avenue
                                                 New York, New York  10010

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


[x] on May 1, 2009 pursuant to paragraph (b) of Rule 485.


[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485.

[ ] on _______ pursuant to paragraph (a)(i) of 485.

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

E.       Title of securities being registered:

         Units of interest in a separate account under variable annuity contracts.

                          PROSPECTUS DATED MAY 1, 2009


                                     FOR THE

                 NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY


                                      FROM
                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
              51 MADISON AVENUE, ROOM 251 NEW YORK, NEW YORK 10010
                                  INVESTING IN
                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

          This Prospectus describes the individual New York Life Flexible Premium Variable Annuity policies. POLICIES INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I AND NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT II WERE POLICIES THAT NYLIAC OFFERED FOR SALE PRIOR TO OCTOBER 1, 1999. PRIOR TO MAY 9, 2002, THESE POLICIES CONTINUED TO BE OFFERED WHERE POLICIES INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT III WERE NOT YET AVAILABLE. ONLY POLICIES INVESTING IN NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III ARE PRESENTLY BEING OFFERED FOR SALE. New York Life Insurance and Annuity Corporation ("NYLIAC") issues these policies. We designed these policies to assist individuals with their long-term retirement planning or other long-term needs. You can use these policies with retirement plans that do or do not qualify for special federal income tax treatment. The policies offer flexible premium payments, access to your money through partial withdrawals (some withdrawals may be subject to a surrender charge and/or tax penalty), a choice of when Income Payments will commence, and a guaranteed death benefit if the owner or Annuitant dies before Income Payments have commenced.


     Your premium payments accumulate on a tax-deferred basis. This means your earnings are not taxed until you take money out of your policy, which can be done in several ways. You can split your premium payments among a Fixed Account and the Investment Divisions listed below.




-    MainStay VP Balanced--Service Class
-    MainStay VP Bond
-    MainStay VP Capital Appreciation
-    MainStay VP Cash Management
-    MainStay VP Common Stock
-    MainStay VP Conservative Allocation--Service
     Class
-    MainStay VP Convertible
-    MainStay VP Developing Growth
-    MainStay VP Floating Rate--Service Class
-    MainStay VP Government
-    MainStay VP Growth Allocation--Service Class
-    MainStay VP High Yield Corporate Bond
-    MainStay VP ICAP Select Equity
-    MainStay VP International Equity
-    MainStay VP Large Cap Growth
-    MainStay VP Mid Cap Core
-    MainStay VP Mid Cap Growth
-    MainStay VP Mid Cap Value
-    MainStay VP Moderate Allocation--Service Class
-    MainStay VP Moderate Growth
     Allocation--Service Class
-    MainStay VP S&P 500 Index
-    MainStay VP Small Cap Growth
-    MainStay VP Total Return
-    Alger American SmallCap Growth
-    CVS Calvert Social Balanced Portfolio
-    Columbia Small Cap Value Fund, Variable
     Series--Class B
-    Dreyfus IP Technology Growth
-    Fidelity(R) VIP Contrafund(R)
-    Fidelity(R) VIP Equity-Income
-    Fidelity(R) VIP Mid Cap--Service Class 2
-    Janus Aspen Balanced Portfolio
-    Janus Aspen Worldwide Portfolio*
-    MFS(R) Investors Trust Series
-    MFS(R) Research Series
-    MFS(R) Utilities Series--Service Class
-    Neuberger Berman AMT Mid-Cap Growth
     Portfolio--Class S
-    Royce Micro-Cap Portfolio--Investment Class
-    Royce Small-Cap Portfolio--Investment Class
-    T. Rowe Price Equity Income Portfolio
-    Van Eck Worldwide Hard Assets
-    Van Kampen's UIF Emerging Markets Equity
     Portfolio
-    Victory VIF Diversified Stock--Class A Shares






* (Formerly Janus Aspen Series Worldwide Growth)


     SOME INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED PRIOR TO JUNE 2, 2003 DIFFER FROM INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED ON OR AFTER JUNE 2, 2003. PLEASE REFER TO THE EXAMPLES SECTION OF THIS PROSPECTUS FOR A LIST OF THE CORRESPONDING INVESTMENT DIVISIONS AVAILABLE TO YOU.

     We do not guarantee the investment performance of these variable investment divisions. Depending on current market conditions, you can make or lose money in any of the investment divisions.

     You should read this Prospectus carefully before investing and keep it for future reference. This Prospectus is not valid unless it is accompanied by current prospectuses for the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Columbia Funds Variable Insurance Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, The Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Universal Institutional Funds, Inc., the Van Eck Worldwide Insurance Trust and the Victory Variable Insurance Funds (the "Funds," and each individually, a "Fund"). Each Investment Division invests in shares of a corresponding Fund portfolio. Please contact us at (800) 598-2019, or your Registered Representative if you do not have the accompanying book of underlying fund prospectuses.

     To learn more about the policy you can obtain a copy of the Statement of Additional Information ("SAI"), dated May 1, 2009. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The table of contents for the SAI appears at the end of this Prospectus. For a free copy of the SAI, call Us at (800) 598-2019 or write to Us at the address noted above. The SEC maintains a website (http://www.sec.gov) that contains the SAI and other information that is filed electronically with the SEC.


     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE POLICIES INVOLVE RISKS, INCLUDING POTENTIAL LOSS OF PRINCIPAL INVESTED. THE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                                TABLE OF CONTENTS




                                       PAGE
                                       ----
DEFINITIONS..........................    3

TABLE OF FEES AND EXPENSES...........    5

QUESTIONS AND ANSWERS ABOUT NEW YORK
  LIFE FLEXIBLE
  PREMIUM VARIABLE ANNUITY...........   23
  How Do I Contact NYLIAC?...........   27

FINANCIAL STATEMENTS.................   28

CONDENSED FINANCIAL INFORMATION......   29

NEW YORK LIFE INSURANCE AND ANNUITY
  CORPORATION AND THE SEPARATE
  ACCOUNT............................   42
  New York Life Insurance and Annuity
     Corporation.....................   42
  The Separate Accounts..............   42
  The Portfolios.....................   42
  Additions, Deletions, or
     Substitutions of Investments....   45
  Reinvestment.......................   45

THE POLICIES.........................   45
  Selecting the Variable Annuity
     That's Right for You............   46
  Qualified and Non-Qualified
     Policies........................   48
  Policy Application and Premium
     Payments........................   48
  Payments Returned for Insufficient
     Funds...........................   49
  Your Right to Cancel ("Free
     Look")..........................   50
  Issue Ages.........................   50
  Transfers..........................   50
  Limits on Transfers................   51
  Virtual Service Center and
     Interactive Voice Response
     System..........................   52
  Dollar Cost Averaging..............   54
  Automatic Asset Reallocation.......   55
  Interest Sweep.....................   55
  Accumulation Period................   56
     (a) Crediting of Premium
         Payments....................   56
     (b) Valuation of Accumulation
         Units.......................   56
  Policyowner Inquiries..............   56
  Records and Reports................   56

CHARGES AND DEDUCTIONS...............   57
  Surrender Charges..................   57
  Amount of Surrender Charge.........   57
  Exceptions to Surrender Charges....   57
  Other Charges......................   58
     (a) Mortality and Expense Risk
         Charges.....................   58
     (b) Administration Fee..........   58
     (c) Policy Service Charge.......   58
     (d) Fund Charges................   58
     (e) Transfer Fees...............   58
     (f)  Enhanced Beneficiary
          Benefit Rider Charge
          (optional).................   58
  Group and Sponsored Arrangements...   59
  Taxes..............................   59

DISTRIBUTIONS UNDER THE POLICY.......   59
  Surrenders and Withdrawals.........   59
     (a) Surrenders..................   60
     (b) Partial Withdrawals.........   60
     (c) Periodic Partial
         Withdrawals.................   60
     (d) Hardship Withdrawals........   61
  Required Minimum Distribution
     Option..........................   61
  Our Right to Cancel................   61
  Annuity Commencement Date..........   61
  Death Before Annuity Commencement..   61
  Income Payments....................   63
     (a) Election of Income Payment
         Options.....................   63
     (b) Proof of Survivorship.......   63
  Delay of Payments..................   63
  Designation of Beneficiary.........   64
  Restrictions Under Code Section
     403(b)(11)......................   64
  Loans..............................   64
  Riders.............................   65
     (a) Living Needs Benefit
         Rider.......................   65
     (b) Unemployment Benefit
         Rider.......................   65
     (c) Enhanced Beneficiary Benefit
         Rider (optional)............   66
     (d) Enhanced Spousal Continuance
         Rider (optional)............   68

THE FIXED ACCOUNT....................   68
     (a) Interest Crediting..........   68
     (b) Transfers to Investment
         Divisions...................   68
     (c) Bail-Out (For Policies
         Investing  in Separate
         Accounts-I  and II).........   69

FEDERAL TAX MATTERS..................   69
  Introduction.......................   69
  Taxation of Annuities in General...   69
  Qualified Policies.................   71
     (a) 403(b) Plans................   71
     (b) Individual Retirement
         Annuities...................   72
     (c) Roth Individual Retirement
         Annuities...................   72
     (d) Deferred Compensation
         Plans.......................   72
     (e) SIMPLE IRAs.................   72
  Taxation of Death Benefits.........   73

DISTRIBUTION AND COMPENSATION
  ARRANGEMENTS.......................   73

VOTING RIGHTS........................   74

TABLE OF CONTENTS FOR THE STATEMENT
  OF ADDITIONAL INFORMATION..........   75



     THIS PROSPECTUS IS NOT CONSIDERED AN OFFERING IN ANY STATE WHERE THE SALE OF THIS POLICY CANNOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING OTHER THAN AS DESCRIBED IN THIS PROSPECTUS OR IN ANY ACCOMPANYING SUPPLEMENT TO THIS PROSPECTUS OR IN ANY AUTHORIZED SUPPLEMENTAL SALES MATERIAL.

                                   DEFINITIONS

ACCUMULATION UNIT--An accounting unit We use to calculate the Variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct Accumulation Unit value.

ACCUMULATION VALUE--The sum of the Variable Accumulation Value and the Fixed Accumulation Value, of a policy.

ALLOCATION ALTERNATIVES--The Investment Divisions of the Separate Account and the Fixed Account.

ANNUITANT--The person named on the Policy Data Page and whose life determines the Income Payments, and upon whose death prior to the Annuity Commencement Date, benefits under the policy may be paid.

ANNUITY COMMENCEMENT DATE--The date on which We are to make the first Income Payment under the policy.

BENEFICIARY--The person or entity having the right to receive the death benefit set forth in the policy and who is the "designated beneficiary" for purposes of
Section 72 of the Internal Revenue Code in the event of the Annuitant's or the policyowner's death.

BUSINESS DAY--Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of regular trading on the NYSE, if earlier.

CODE--The Internal Revenue Code of 1986, as amended.

ELIGIBLE PORTFOLIOS ("PORTFOLIOS")--The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions of the Separate Account.

FIXED ACCOUNT--An account that is credited with a fixed interest rate which NYLIAC declares and is not part of the Separate Account. The Accumulation Value of the Fixed Account is supported by assets in NYLIAC's general account, which are subject to the claims of Our general creditors.

FIXED ACCUMULATION VALUE--The sum of premium payments and transfers allocated to the Fixed Account, plus interest credited on those premium payments and transfers, less any transfers and partial withdrawals from the Fixed Account, and less any surrender charges and policy service charges deducted from the Fixed Account.

FUND--An open-end management investment company.

INCOME PAYMENTS--Periodic payments NYLIAC makes after the Annuity Commencement Date.

INVESTMENT DIVISION--The variable investment options available with the policy. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.

NON-QUALIFIED POLICIES--Policies that are not available for use by individuals in connection with employee retirement plans intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Non-Qualified Policies include policies issued for other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

NYLIAC, WE, OUR OR US--New York Life Insurance and Annuity Corporation. All written service requests must be sent to the NYLIAC Variable Products Service Center ("VPSC") at one of the addresses listed in Question 15 of the section of the Prospectus entitled, "QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY."

POLICY ANNIVERSARY--An anniversary of the Policy Date shown on the Policy Data Page.

POLICY DATA PAGE--Page 2 of the policy, which contains the policy specifications.

POLICY DATE--The date from which We measure Policy Years, quarters, months, and Policy Anniversaries. It is shown on the Policy Data Page.

POLICY YEAR--A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.

QUALIFIED POLICIES--Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Qualified Policies do not include policies issued for any other retirement plans or arrangements, including plans qualifying under Section 401(a) of the Code.

SEPARATE ACCOUNTS--NYLIAC Variable Annuity Separate Account-I, NYLIAC Variable Annuity Separate Account-II and NYLIAC Variable Annuity Separate Account-III, each a segregated asset account We established to receive and invest premium payments paid under the policies. The Separate Accounts' Investment Divisions, in turn, purchase shares of Eligible Portfolios.

VARIABLE ACCUMULATION VALUE--The sum of the products of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Divisions.

                           TABLE OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer Accumulation Value between investment options. State premium taxes may also be deducted.

                        POLICYOWNER TRANSACTION EXPENSES


----------------------------------------------------------------------------------------
                                                             SEPARATE         SEPARATE
                                                           ACCOUNTS --        ACCOUNT
                                                             I AND II           III
----------------------------------------------------------------------------------------
CURRENT AND GUARANTEED MAXIMUM SURRENDER CHARGE as a          7.00%            7.00%
percentage of the amount withdrawn.(1)
CURRENT AND GUARANTEED MAXIMUM TRANSFER FEE for each           $30              $30
transfer over 12 in a Policy Year (currently no charge
for the first 12 transfers in a Policy Year).



1 The percentage applied to calculate the maximum surrender charge is reduced as follows: 7% during Policy Years 1 through 3; 6% during Policy Year 4; 5% during Policy Year 5; 4% during Policy Year 6; 3% during Policy Year 7; 2% during Policy Year 8; 1% during Policy Year 9; and 0% thereafter.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

                PERIODIC CHARGES OTHER THAN FUND COMPANY CHARGES


----------------------------------------------------------------------------------------
                                                             SEPARATE         SEPARATE
                                                           ACCOUNTS --        ACCOUNT
                                                             I AND II           III
----------------------------------------------------------------------------------------
Annual Policy Service Charge                              Lesser of $30       $30 for
                                                              or 2%           policies
                                                              of the         with less
                                                           Accumulation     than $20,000
                                                            Value for            of
                                                          policies with     Accumulation
                                                            less than          Value.
                                                            $10,000 of
                                                           Accumulation
                                                              Value.
  CURRENT AND GUARANTEED MAXIMUM SEPARATE ACCOUNT             1.30%            1.40%
  ANNUAL EXPENSES CHARGE (calculated as an annualized
  percentage of the daily average Variable
  Accumulation Value, including mortality and expense
  risk and administrative fees).



                             OPTIONAL RIDER CHARGES


----------------------------------------------------------------------------------------
  GUARANTEED MAXIMUM ENHANCED BENEFICIARY BENEFIT              N/A             1.00%
  RIDER CHARGE (calculated as an annualized percentage
  of the policy's Accumulation Value, deducted on a
  quarterly basis).
     Current Enhanced Beneficiary Benefit Rider Charge         N/A             0.30%

The next table shows the minimum and maximum total operating expenses charged by the portfolio companies that you may pay periodically during the time that you own the policy (before any fee waiver or expense reimbursement). The expenses are expressed as a percentage of average net assets of the portfolios and may be higher or lower in the future. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.

              TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)



----------------------------------------------------------------------------------------
                                                      MINIMUM               MAXIMUM
----------------------------------------------------------------------------------------
For policies purchased on or after June 2,             0.50%                 1.97%
2003: Expenses that are deducted from the
Investment Division assets, including
management fees, 12b-1 fees, administration
fees and other expenses as of 12/31/08.

For policies purchased prior to June 2,                0.35%                 1.62%
2003: Expenses that are deducted from the
Investment Division assets, including
management fees, 12b-1 fees, administration
fees and other expenses as of 12/31/08.





(#) Shown as a percentage of average net assets for the fiscal year ended
    12/31/2008. The Fund or its agents provided the fees and charges that are based on 2008 expenses, unless otherwise indicated. We have not verified the accuracy of the information provided by the Fund or its agents.





                 ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES(#)




-----------------------------------------------------------------------------------------------------------------------------
                                                                                                     ESTIMATED
                                                                                                    UNDERLYING     TOTAL FUND
                                              ADVISORY   ADMINISTRATION      12B-1       OTHER    PORTFOLIO FEES     ANNUAL
                    FUND                         FEE           FEE        FEES(sec.)   EXPENSES    AND EXPENSES     EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
MainStay VP Conservative
Allocation -- Service Class                     0.00%         0.00%          0.25%       0.06%       0.74%(1)       1.05%(2)
MainStay VP Growth Allocation -- Service
Class                                           0.00%         0.00%          0.25%       0.07%       0.87%(1)       1.19%(2)
MainStay VP Moderate Allocation -- Service
Class                                           0.00%         0.00%          0.25%       0.06%       0.79%(1)       1.10%(2)
MainStay VP Moderate Growth
Allocation -- Service Class                     0.00%         0.00%          0.25%       0.06%       0.85%(1)       1.16%(2)





 (#) Shown as a percentage of average net assets for the fiscal year ended December 31, 2008, unless otherwise indicated. The Fund or its agents provided the fees and charges, which are based on 2008 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.



 (sec.) Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.



 (1) In addition to the Total Annual Fund Operating Expenses that the Portfolio bears directly, the Portfolio's shareholders indirectly bear the expenses of the other Underlying Portfolios/Funds in which the Portfolio invests. The table shows the Portfolio's estimated indirect expense from investing in Underlying Portfolios/Funds based on the allocation of the Portfolio's assets among the Underlying Portfolios/Funds during the Portfolio's fiscal year ended December 31, 2008. This expense may be higher or lower over time depending on the allocation of the Portfolio's assets among the Portfolios/Underlying Funds and the actual expenses of the Underlying Portfolios/Funds.



 (2) Effective May 1, 2008 the Manager has contractually agreed to waive other fees and/or reimburse the Portfolio for certain expenses so that "Net Annual Portfolio Operating Expenses" do not exceed the following percentages of daily average net assets: Initial Class, 0.25% and Service Class, 0.50%. These expense limitations will be in effect through May 1, 2010 and may be modified or terminated only with the approval of the Board of Directors. There is no guaranty that these expense limitations will continue beyond that date. New York Life Investments may recoup the amount of any expense reimbursements from a share class pursuant to this agreement if such action does not cause a class to exceed existing expense limitations and the recoupment is made within three years after the year in which New York Life Investments incurred the expense. At December 31, 2008, the Portfolio had no such amounts available for recoupment.




------------------------------------------------------------------------------------------------------------------
                                                                                12B-1                   TOTAL FUND
                                               ADVISORY     ADMINISTRATION      FEE-        OTHER         ANNUAL
                   FUND                         FEES             FEES          S(sec.)    EXPENSES      EXPENSE(A)
------------------------------------------------------------------------------------------------------------------
MainStay VP Balanced-- Service Class         0.75%(b)           0.00%           0.25%       0.08%          1.08%
MainStay VP Bond -- Service Class            0.49%(c)(d)        0.00%           0.25%       0.06%          0.80%
MainStay VP Bond -- Initial Class            0.49%(c)(d)        0.00%           0.00%       0.06%          0.55%
MainStay VP Capital
  Appreciation -- Service Class              0.61%(g)(d)        0.00%           0.25%       0.05%(e)       0.91%(f)
MainStay VP Capital
  Appreciation -- Initial Class              0.61%(g)(d)        0.00%           0.00%       0.05%(e)       0.66%(f)
MainStay VP Cash Management                  0.43%(h)           0.00%           0.00%       0.07%          0.50%(ss)
MainStay VP Common Stock -- Service Class    0.54%(i)(d)        0.00%           0.25%       0.06%(e)       0.85%(f)
MainStay VP Common Stock -- Initial Class    0.54%(i)(d)        0.00%           0.00%       0.06%(e)       0.60%(f)

------------------------------------------------------------------------------------------------------------------
                                                                                12B-1                   TOTAL FUND
                                               ADVISORY     ADMINISTRATION      FEE-        OTHER         ANNUAL
                   FUND                          FEES            FEES          S(sec.)    EXPENSES      EXPENSE(A)
------------------------------------------------------------------------------------------------------------------
MainStay VP Convertible -- Service Class     0.60%(j)(d)        0.00%           0.25%       0.07%          0.92%
MainStay VP Convertible -- Initial Class     0.60%(j)(d)        0.00%           0.00%       0.07%          0.67%
MainStay VP Developing Growth -- Service
  Class                                      0.80%(k)           0.00%           0.25%       0.15%          1.20%
MainStay VP Developing Growth -- Initial
  Class                                      0.80%(k)           0.00%           0.00%       0.15%          0.95%
MainStay VP Floating Rate -- Service
  Class                                      0.60%(l)           0.00%           0.25%       0.09%          0.94%
MainStay VP Government -- Service Class      0.50%(m)           0.00%           0.25%       0.07%          0.82%
MainStay VP Government -- Initial Class      0.50%(m)           0.00%           0.00%       0.07%          0.57%
MainStay VP High Yield Corporate
  Bond -- Service Class                      0.57%(n)(d)        0.00%           0.25%       0.05%          0.87%
MainStay VP High Yield Corporate
  Bond -- Initial Class                      0.57%(n)(d)        0.00%           0.00%       0.05%          0.62%
MainStay VP ICAP Select Equity -- Service
  Class                                      0.77%(o)           0.00%           0.25%       0.06%          1.08%
MainStay VP ICAP Select Equity -- Initial
  Class                                      0.77%(o)           0.00%           0.00%       0.06%          0.83%
MainStay VP International
  Equity -- Service Class                    0.89%(p)(d)        0.00%           0.25%       0.13%          1.27%(f)(q)
MainStay VP International
  Equity -- Initial Class                    0.89%(p)(d)        0.00%           0.00%       0.13%          1.02%(f)(q)
MainStay VP Large Cap Growth -- Service
  Class                                      0.75%(r)(d)        0.00%           0.25%       0.06%          1.06%(tt)
MainStay VP Large Cap Growth -- Initial
  Class                                      0.75%(r)(d)        0.00%           0.00%       0.06%          0.81%(tt)
MainStay VP Mid Cap Core -- Service Class    0.85%(s)           0.00%           0.25%       0.09%(e)       1.19%(f)
MainStay VP Mid Cap Core -- Initial Class    0.85%(s)           0.00%           0.00%       0.09%(e)       0.94%(f)
MainStay VP Mid Cap Growth -- Service
  Class                                      0.75%(t)           0.00%           0.25%       0.07%(e)       1.07%(f)
MainStay VP Mid Cap Growth -- Initial
  Class                                      0.75%(t)           0.00%           0.00%       0.07%(e)       0.82%(f)
MainStay VP Mid Cap Value -- Service
  Class                                      0.70%(u)           0.00%           0.25%       0.07%(q)       1.02%
MainStay VP Mid Cap Value -- Initial
  Class                                      0.70%(u)           0.00%           0.00%       0.07%(q)       0.77%
MainStay VP S&P 500 Index -- Service
  Class                                      0.30%(v)           0.00%           0.25%       0.05%          0.60%
MainStay VP S&P 500 Index -- Initial
  Class                                      0.30%(v)           0.00%           0.00%       0.05%          0.35%
MainStay VP Small Cap Growth -- Service
  Class                                      0.90%(w)           0.00%           0.25%       0.09%(e)       1.24%(f)
MainStay VP Small Cap Growth -- Initial
  Class                                      0.90%(w)           0.00%           0.00%       0.09%(e)       0.99%(f)
MainStay VP Total Return -- Service Class    0.57%(x)(d)        0.00%           0.25%       0.09%          0.91%
MainStay VP Total Return -- Initial Class    0.57%(x)(d)        0.00%           0.00%       0.09%          0.66%
Alger American SmallCap Growth -- Class S
  Shares*                                    0.81%(l)           0.00%           0.25%       0.11%          1.17%
Alger American SmallCap Growth -- Class O
  Shares*                                    0.81%(l)           0.00%           0.00%       0.11%          0.92%
CVS Calvert Social Balanced Portfolio        0.425%(y)          0.275%(y)       0.00%       0.22%(z)       0.92%(aa)
Columbia Small Cap Value Fund, Variable
  Series -- Class B                          0.80%(bb)          0.00%           0.25%       0.09%(cc)      1.14%(dd)
Dreyfus IP Technology Growth -- Service
  Class                                      0.75%(l)           0.00%           0.25%       0.11%(ee)      1.11%
Dreyfus IP Technology Growth -- Initial
  Class                                      0.75%(l)           0.00%           0.00%       0.11%(ee)      0.86%
Fidelity(R) VIP Contrafund(R) -- Service
  Class 2                                    0.56%(l)           0.00%           0.25%       0.10%          0.91%(ff)
Fidelity(R) VIP Contrafund(R) -- Initial
  Class                                      0.56%(l)           0.00%           0.00%       0.10%          0.66%(ff)
Fidelity(R) VIP Equity-Income -- Service
  Class 2                                    0.46%(l)           0.00%           0.25%       0.11%          0.82%
Fidelity(R) VIP Equity-Income -- Initial
  Class                                      0.46%(l)           0.00%           0.00%       0.11%          0.57%
Fidelity(R) VIP Mid Cap -- Service Class
  2                                          0.56%(l)           0.00%           0.25%       0.12%          0.93%(ff)
Janus Aspen Balanced Portfolio-- Service
  Shares                                     0.55%(gg)          0.00%           0.25%       0.02%          0.82%(hh)
Janus Aspen Balanced
  Portfolio -- Institutional Shares          0.55%(gg)          0.00%           0.00%       0.02%          0.57%(hh)
Janus Aspen Worldwide
  Portfolio -- Service Shares(jj)            0.50%(ii)          0.00%           0.25%       0.03%          0.78%(hh)
Janus Aspen Worldwide
  Portfolio -- Institutional Shares(jj)      0.50%(ii)          0.00%           0.00%       0.03%          0.53%(hh)
MFS(R) Investors Trust Series -- Service
  Class                                      0.75%(l)           0.00%           0.25%       0.09%          1.09%(kk)
MFS(R) Investors Trust Series -- Initial
  Class                                      0.75%(l)           0.00%           0.00%       0.09%          0.84%(kk)

------------------------------------------------------------------------------------------------------------------
                                                                                12B-1                   TOTAL FUND
                                               ADVISORY     ADMINISTRATION      FEE-        OTHER         ANNUAL
                   FUND                          FEES            FEES          S(sec.)    EXPENSES      EXPENSE(A)
------------------------------------------------------------------------------------------------------------------
MFS(R) Research Series -- Service Class      0.75%(l)           0.00%           0.25%       0.13%          1.13%(kk)
MFS(R) Research Series -- Initial Class      0.75%(l)           0.00%           0.00%       0.13%          0.88%(kk)
MFS(R) Utilities Series -- Service Class     0.72%(l)           0.00%           0.25%       0.09%          1.06%(kk)
Neuberger Berman AMT Mid Cap
  Growth -- Class S                          0.83%(ll)          0.00%           0.25%       0.10%          1.18%(mm)
Royce Micro-Cap Portfolio -- Investment
  Class                                      1.25%              0.00%           0.00%       0.07%          1.32%
Royce Small-Cap Portfolio -- Investment
  Class                                      1.00%              0.00%           0.00%       0.07%          1.07%
T. Rowe Price Equity Income Portfolio II     0.85%(nn)          0.00%           0.25%       0.00%          1.10%
T. Rowe Price Equity Income Portfolio        0.85%(nn)          0.00%           0.00%       0.00%          0.85%
Van Eck Worldwide Hard Assets Fund           0.88%(l)           0.00%           0.00%       0.12%(oo)      1.00%
Van Kampen's UIF Emerging Markets Equity
  Portfolio -- Class II(pp)                  1.21%(l)           0.00%           0.35%       0.41%          1.97%(qq)
Van Kampen's UIF Emerging Markets Equity
  Portfolio -- Class I(pp)                   1.21%(l)           0.00%           0.00%       0.41%          1.62%(qq)
Victory VIF Diversified Stock -- Class A
  Shares                                     0.30%(l)           0.00%           0.25%       0.67%          1.22%(rr)





(sec.) Because the 12b-1 fee charge is an ongoing fee, the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.



* No premiums or transfers will be accepted into this Investment Division from policyowners who did not have Cash Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Cash Value allocations from this Investment Division will not be permitted to reinvest in this Investment Division.



(a) Shown as a percentage of average net assets for the fiscal year ended December 31, 2008, unless otherwise indicated. The Fund or its agents provided the fees and charges, which are based on 2008 expenses. We have not verified the accuracy of the information provided by the Fund or its agents.



(b) The fees designated as "Advisory Fees" reflect "Management Fees." The Management Fee for the Portfolio is as annual percentage of the Portfolio's average daily net assets as follows: 0.75% on assets up to $1 billion; and 0.70% on assets over $1 billion.



(c) The fees designated as "Advisory Fees" reflect "Management Fees." The Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.50% on assets up to $500 million; 0.475% on assets from $500 million to $1 billion; and 0.45% on assets over $1 billion.



(d)     Expenses have been restated to reflect current fees.



(e) "Other Expenses" also includes the Portfolio's share of the fees and expenses of any other portfolio in which the Portfolio invests. These fees and expenses are less than 0.01% of the average net assets of the Portfolio.



(f) The Total Annual Portfolio Operating Expenses may differ from the amounts shown in the Financial Highlights section of the Portfolio's Prospectus which reflect only the operating expenses of the Portfolio and do not include the Portfolio's share of the fees and expenses of any other portfolio in which the Portfolio may invest.



(g) The fees designated as "Advisory Fees" reflect "Management Fees." The Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.61% on assets up to $1 billion; and 0.50% on assets over $1 billion.



(h) The fees designated as "Advisory Fees" reflect "Management Fees." The Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.45% on assets up to $500 million; 0.40% on assets from $500 million to $1 billion; and 0.35% on assets over $1 billion.



(i) The fees designated as "Advisory Fees" reflect "Management Fees." The Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.55% on assets up to $500 million; 0.525% on assets from $500 million to $1 billion; and 0.50% on assets over $1 billion.



(j) The fees designated as "Advisory Fees" reflect "Management Fees." The Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.60% on assets up to $1 billion; and 0.50% on assets over $1 billion.



(k) The fees designated as "Advisory Fees" reflect "Management Fees." The Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.80% on assets up to $200 million; 0.75% on assets from $200 million to $500 million; 0.725% on assets from $500 million to $1 billion; and 0.70% on assets over $1 billion.



(l)     The fees designated as "Advisory Fees" reflect "Management Fees."



(m) The fees designated as "Advisory Fees" reflect "Management Fees." The Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.50% on assets up to $500 million; 0.475% on assets from $500 million to $1 billion; and 0.45% on assets over $1 billion.



(n) The fees designated as "Advisory Fees" reflect "Management Fees." The Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.57% on assets up to $1 billion; 0.55% on assets from $1 billion to $5 billion; and 0.525% on assets over $5 billion.



(o) The fees designated as "Advisory Fees" reflect "Management Fees". The Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.80% on assets up to $250 million; 0.75% on assets from $250 million to $1 billion; and 0.74% on assets over $1 billion. Effective May 1, 2008, New York Life Investments has agreed to contractually waive a portion of its Management Fee so that the fee is 0.75% on assets up to $250 million; 0.70% on assets from $250 million to $1 billion; and 0.69% on assets over $1 billion. This waiver will be in effect through May 1, 2010, and may be modified or terminated only with Board approval. There is no guarantee that this contractual waiver will continue beyond that date.

(p) The fees designated as "Advisory Fees" reflect "Management Fees." The Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.89% on assets up to $500 million; and 0.85% on assets over $500 million.



(q) In addition to the Net Annual Fund Operating Expenses that the Portfolio bears directly, the Portfolio's shareholders indirectly bear the expenses of the other Underlying Portfolios/Funds in which the Portfolio invests. The table in the Portfolio's prospectus shows the Portfolio's estimated indirect expenses from investing in Underlying Portfolios/Funds based on the allocation of the Portfolio's assets among the Underlying Portfolios/Funds during the Portfolio's fiscal year ended December 31, 2008. This expense may be higher or lower over time depending on the allocation of the Portfolio's assets among the Portfolios/Underlying Funds and the actual expenses of the Underlying Portfolios/Funds.



(r) The fees designated as "Advisory Fees" reflect "Management Fees." The Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.75% on assets up to $500 million; 0.725% on assets from $500 million to $1 billion; and 0.70% on assets over $1 billion.



(s) The fees designated as "Advisory Fees" reflect "Management Fees." The Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.85% on assets up to $1 billion; and 0.80% on assets over $1 billion.



(t) The fees designated as "Advisory Fees" reflect "Management Fees." The Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.75% on assets up to $500 million; and 0.70% on assets over $500 million.



(u) The fees designated as "Advisory Fees" reflect "Management Fees." The Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.70% on assets up to $500 million; and 0.65% on assets over $500 million.



(v) The fees designated as "Advisory Fees" reflect "Management Fees." The Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.30% on assets up to $1 billion; 0.275% on assets from $1 billion to $2 billion; 0.265% on assets from $2 billion to $3 billion; and 0.25% on assets over $3 billion. Effective May 1, 2008, New York Life Investments has voluntarily agreed to waive a portion of its management fee so that the Fee is 0.25% on assets up to $1 billion; 0.225% on assets from $1 billion to $2 billion; 0.215% on assets from $2 billion to $3 billion; and 0.20% on assets over $3 billion. With this waiver, the Net Annual Portfolio Operating Expenses were 0.30% and 0.55%, respectively for Initial Class and Service Class shares.



(w) The fees designated as "Advisory Fees" reflect "Management Fees." The Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.90% on assets up to $1 billion; and 0.85% on assets over $1 billion.



(x) The fees designated as "Advisory Fees" reflect "Management Fees," The Management Fee for the Portfolio is an annual percentage of the Portfolio's average daily net assets as follows: 0.57% on assets up to $1 billion; and 0.55% on assets over $1 billion.



(y) The fees designated as "Advisory Fees" and "Administration Fees" reflect "Management Fees". The Advisor voluntarily waives 0.05% of its annual advisory fee for Social Balanced based on average daily net assets under management by New Amsterdam Partners LLC in excess of $250 million. This waiver is contingent upon the continued service by New Amsterdam Partners LLC as Subadvisor to the equity assets of the Portfolio at an annual fee of 0.25% on assets up to $250 million and 0.20% on assets in excess of $250 million. The Advisor may cease this waiver at any time.



(z) "Other expenses" include custodial, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the Advisor) that provide recordkeeping and other administrative services.



(aa) The Portfolio has an expense offset arrangement with the custodian bank whereby the custodian fees may be paid indirectly by credits on the Portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. The amount of this credit received by the Portfolio, if any, during the most recent fiscal year is reflected in the "Financial Highlights" Section of the Fund's prospectus, as the difference between the line items "Expenses Before Offsets" and "Net Expenses." The Portfolio's total annual fund operating expenses do not reflect expense waiver/reimbursements.



(bb) The fees designated as "Advisory Fees" reflect "Management Fees". The Advisor has implemented a breakpoint schedule for the Fund's investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund's average daily net assets. The breakpoint schedule for the Fund is as follows: 0.80% for combined assets up to $500 million; 0.75% for combined assets in excess of $500 million and up to $1 billion; and 0.70% for combined assets in excess of $1 billion.



(cc) Other Expenses" also includes Acquired Fund Fees and Expenses. These fees and expenses are less than 0.01% of the average net assets of the Portfolio.



(dd) The Distributor and/or Columbia have voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.95% of the Fund's average daily net assets. In addition, the Distributor has voluntarily agreed to reimburse the Class B distribution fee in excess of 0.15% when the total operating expenses applicable to Class B shares, including distribution fees, exceed the annual rate of 1.10% of the Class B shares' average daily net assets. If the waiver were reflected in the table, the 12b-1 fee for Class B would be 0.21% and the total Annual Fund Operating Expenses would be 1.10% for Class B. Columbia or the Distributor, at their discretion, may modify or terminate these arrangements at any time.



(ee) Other expenses include expenses of 0.01% for acquired portfolio fees and expenses.



(ff) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.65% for Fidelity(R) VIP Contrafund(R) -- Initial Class, 0.90% for Fidelity(R) VIP Contrafund(R) -- Service Class 2 and 0.92% for Fidelity(R) VIP Mid Cap -- Service Class 2. These offsets may be discontinued at any time.



(gg) The fees designated as "Advisory Fees" reflect "Management Fees". The "Management Fee" is the investment advisory fee rate paid by each Janus Portfolio to Janus Capital as of the end of the fiscal year.





(hh) Janus Capital has contractually agreed to waive certain Portfolios' total operating expenses (excluding the distribution and shareholder servicing fee, the administrative services fee applicable to certain Portfolios, brokerage commissions, interest, dividends, taxes, and extraordinary expenses including, but not limited to, acquired fund fees and expenses) to certain limits until at least May 1, 2010. The expense limits are described in the "Management Expenses" section of the Portfolio's Prospectus.



(ii) The fees designated as "Advisory Fees" reflect "Management Fees". The "Management Fee" is the investment advisory fee rate paid by each Janus Portfolio to Janus Capital as of the end of the fiscal year. For the Worldwide Portfolio this fee may go up or down monthly based on the Portfolio's performance relative to its benchmark index over the performance measurement period.



(jj) Worldwide Portfolio pays an investment advisory fee rate that adjusts up or down based upon the Portfolio's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is 0.60% for the Worldwide

        Portfolio, and may go up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis. Any such adjustment to this fee rate commenced February 2007, and may increase or decrease the Management Fee. Refer to "Management Expenses" in the fund's Prospectus for additional information with further description in the fund's Statement of Additional Information ("SAI").



(kk) The fund has entered into an expense offset arrangement that reduces the fund's custodian fee based upon the amount of cash maintained by the fund with its custodian. Such fee reduction is not reflected in the table. Had this fee reduction been taken into account, "Total Fund Annual Expenses" would be lower.



(ll) The fees designated as "Advisory Fees" reflect "Investment Management and Administration Fees".



(mm) Neuberger Berman Management LLC ("NBM") has undertaken through December 31, 2012 to waive fees and/or reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions, and transaction costs, that exceed, in the aggregate, 1.25% of average daily net asset value of the Mid-Cap Growth Portfolio -- Class S shares. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.



(nn) The fees designated as "Advisory Fees" reflect "Management Fees" and "Other Expenses."



(oo)    Includes Acquired Expenses of 0.01%.



(pp) Morgan Stanley Investment Management Inc. does business in certain instances as Van Kampen.



(qq) Reflects rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio -- Institutional Class during the period. As a result of such rebate, the expenses as a percentage of the Fund's net assets were effected by less than 0.005%.



(rr) In addition to any voluntary or contractual fee waivers or expense reimbursements by the Adviser to limit the Fund's total operating expenses, any of the Fund's other service providers may voluntarily waive its fees or reimburse expenses, as permitted by law, in order to reduce the Fund's total operating expenses. Effective January 1, 2008, the Adviser intends to voluntarily waive its fees and/or reimburse expenses so that the net operating expenses (excluding certain items) of the Class A shares of the Fund for any period during which this waiver or reimbursement is in effect does not exceed 1.20%. This voluntary waiver/reimbursement may be terminated at any time.



(ss) From time to time, the Portfolio's Manager may limit the Portfolio's expenses to the extent it deems appropriate to enhance the Portfolio's yield during periods when expenses have a significant impact on yield because of low interest rates. This expense limitation policy is voluntary and in addition to any contractual arrangements that may be in place with respect to the Portfolio and described in this prospectus. It may be revised or terminated by the Manager at any time without notice.



(tt) New York Life Investments has voluntarily committed to the Board to share equally with the Portfolio any reduction in the subadvisory fee to the extent that the net management fee to New York Life Investments exceeds 0.10%. This has resulted in a benefit of 0.02% to the Portfolio. With the waiver, the restated Net Annual Portfolio Operating Expenses would be 0.79% and 1.04%, respectively for the Initial Class and Service Class. There is no guarantee this waiver will continue.

EXAMPLES

     The table below will help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects the charges and expenses of the policy including, policyowner transaction expenses, contract fees, separate account annual expenses, portfolio company fees and expenses and optional rider charges where indicated. The annual policy service charge does not apply to policies with an Accumulation value of $20,000 or greater. Therefore, if your policy's Accumulation Value exceeds that amount, the expenses would be slightly lower. For more information on the charges reflected in this table, see "CHARGES AND DEDUCTIONS" and the Fund prospectuses that accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct the premium taxes upon surrender of the policy or the Annuity Commencement Date.

     You would pay the following expenses on a $10,000 allocation in one of the Investment Divisions listed, assuming a 5% annual return on assets:


FOR POLICIES PURCHASED ON OR AFTER JUNE 2, 2003 IN SEPARATE ACCOUNT--III:



                                                 EXPENSES IF YOU                            EXPENSES IF YOU
                                              ANNUITIZE YOUR POLICY                      SURRENDER YOUR POLICY
                                    ----------------------------------------   ----------------------------------------
INVESTMENT DIVISION                   1 YR      3 YR       5 YR      10 YR       1 YR      3 YR       5 YR      10 YR
-------------------                 -------  ---------  ---------  ---------   -------  ---------  ---------  ---------
MAINSTAY VP BALANCED--SERVICE
  CLASS
without any Riders................  $928.49  $  873.33  $1,487.30  $3,141.56   $928.49  $1,544.86  $1,987.82  $3,141.56
with EBB Rider....................  $957.29  $  964.59  $1,637.66  $3,431.90   $957.29  $1,630.08  $2,130.69  $3,431.90
MAINSTAY VP BOND--SERVICE CLASS
without any Riders................  $901.68  $  787.85  $1,345.61  $2,863.37   $901.68  $1,465.04  $1,853.18  $2,863.37
with EBB Rider....................  $930.56  $  879.91  $1,498.17  $3,162.72   $930.56  $1,551.00  $1,998.14  $3,162.72
MAINSTAY VP CAPITAL
  APPRECIATION--SERVICE CLASS
without any Riders................  $912.21  $  821.50  $1,401.48  $2,973.59   $912.21  $1,496.46  $1,906.27  $2,973.59
with EBB Rider....................  $941.06  $  913.24  $1,553.17  $3,269.37   $941.06  $1,582.12  $2,050.40  $3,269.37
MAINSTAY VP CASH MANAGEMENT
without any Riders................  $872.95  $  695.73  $1,191.96  $2,556.63   $872.95  $1,379.02  $1,707.16  $2,556.63
with EBB Rider....................  $901.92  $  788.64  $1,346.91  $2,865.92   $901.92  $1,465.77  $1,854.41  $2,865.92
MAINSTAY VP COMMON STOCK--SERVICE
  CLASS
without any Riders................  $906.47  $  803.17  $1,371.05  $2,913.63   $906.47  $1,479.34  $1,877.35  $2,913.63
with EBB Rider....................  $935.33  $  895.08  $1,523.21  $3,211.35   $935.33  $1,565.16  $2,021.94  $3,211.35
MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without any Riders................  $925.62  $  864.20  $1,472.20  $3,112.11   $925.62  $1,536.33  $1,973.46  $3,112.11
with EBB Rider....................  $954.43  $  955.54  $1,622.78  $3,403.39   $954.43  $1,621.62  $2,116.55  $3,403.39
MAINSTAY VP CONVERTIBLE--SERVICE
  CLASS
without any Riders................  $913.17  $  824.54  $1,406.53  $2,983.54   $913.17  $1,499.30  $1,911.07  $2,983.54
with EBB Rider....................  $942.01  $  916.26  $1,558.15  $3,278.99   $942.01  $1,584.94  $2,055.14  $3,278.99
MAINSTAY VP DEVELOPING
  GROWTH--SERVICE CLASS
without any Riders................  $939.98  $  909.80  $1,547.51  $3,258.42   $939.98  $1,578.91  $2,045.02  $3,258.42
with EBB Rider....................  $968.74  $1,000.73  $1,696.92  $3,544.97   $968.74  $1,663.82  $2,186.99  $3,544.97
MAINSTAY VP FLOATING RATE--SERVICE
  CLASS
without any Riders................  $915.08  $  830.66  $1,416.67  $3,003.43   $915.08  $1,505.01  $1,920.70  $3,003.43
with EBB Rider....................  $943.92  $  922.30  $1,568.12  $3,298.25   $943.92  $1,590.59  $2,064.61  $3,298.25
                                             EXPENSES IF YOU DO NOT
                                              SURRENDER YOUR POLICY
                                    ----------------------------------------
INVESTMENT DIVISION                   1 YR      3 YR       5 YR      10 YR
-------------------                 -------  ---------  ---------  ---------
MAINSTAY VP BALANCED--SERVICE
  CLASS
without any Riders................  $284.94  $  873.33  $1,487.30  $3,141.56
with EBB Rider....................  $315.67  $  964.59  $1,637.66  $3,431.90
MAINSTAY VP BOND--SERVICE CLASS
without any Riders................  $256.32  $  787.85  $1,345.61  $2,863.37
with EBB Rider....................  $287.15  $  879.91  $1,498.17  $3,162.72
MAINSTAY VP CAPITAL
  APPRECIATION--SERVICE CLASS
without any Riders................  $267.57  $  821.50  $1,401.48  $2,973.59
with EBB Rider....................  $298.36  $  913.24  $1,553.17  $3,269.37
MAINSTAY VP CASH MANAGEMENT
without any Riders................  $225.67  $  695.73  $1,191.96  $2,556.63
with EBB Rider....................  $256.58  $  788.64  $1,346.91  $2,865.92
MAINSTAY VP COMMON STOCK--SERVICE
  CLASS
without any Riders................  $261.44  $  803.17  $1,371.05  $2,913.63
with EBB Rider....................  $292.25  $  895.08  $1,523.21  $3,211.35
MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without any Riders................  $281.88  $  864.20  $1,472.20  $3,112.11
with EBB Rider....................  $312.62  $  955.54  $1,622.78  $3,403.39
MAINSTAY VP CONVERTIBLE--SERVICE
  CLASS
without any Riders................  $268.59  $  824.54  $1,406.53  $2,983.54
with EBB Rider....................  $299.37  $  916.26  $1,558.15  $3,278.99
MAINSTAY VP DEVELOPING
  GROWTH--SERVICE CLASS
without any Riders................  $297.20  $  909.80  $1,547.51  $3,258.42
with EBB Rider....................  $327.90  $1,000.73  $1,696.92  $3,544.97
MAINSTAY VP FLOATING RATE--SERVICE
  CLASS
without any Riders................  $270.63  $  830.66  $1,416.67  $3,003.43
with EBB Rider....................  $301.41  $  922.30  $1,568.12  $3,298.25

                                                 EXPENSES IF YOU                            EXPENSES IF YOU
                                              ANNUITIZE YOUR POLICY                      SURRENDER YOUR POLICY
                                    ----------------------------------------   ----------------------------------------
INVESTMENT DIVISION                   1 YR      3 YR       5 YR      10 YR       1 YR      3 YR       5 YR      10 YR
-------------------                 -------  ---------  ---------  ---------   -------  ---------  ---------  ---------
MAINSTAY VP GOVERNMENT--SERVICE
  CLASS
without any Riders................  $903.59  $  793.98  $1,355.80  $2,883.50   $903.59  $1,470.76  $1,862.85  $2,883.50
with EBB Rider....................  $932.47  $  885.98  $1,508.19  $3,182.20   $932.47  $1,556.67  $2,007.67  $3,182.20
MAINSTAY VP GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders................  $939.02  $  906.78  $1,542.51  $3,248.75   $939.02  $1,576.09  $2,040.28  $3,248.75
with EBB Rider....................  $967.79  $  997.73  $1,691.99  $3,535.60   $967.79  $1,661.02  $2,182.32  $3,535.60
MAINSTAY VP HIGH YIELD CORPORATE
  BOND--SERVICE CLASS
without any Riders................  $908.38  $  809.28  $1,381.20  $2,933.64   $908.38  $1,485.05  $1,886.99  $2,933.64
with EBB Rider....................  $937.24  $  901.13  $1,533.20  $3,230.71   $937.24  $1,570.82  $2,031.43  $3,230.71
MAINSTAY VP ICAP SELECT
  EQUITY--SERVICE CLASS
without any Riders................  $928.49  $  873.33  $1,487.30  $3,141.56   $928.49  $1,544.86  $1,987.82  $3,141.56
with EBB Rider....................  $957.29  $  964.59  $1,637.66  $3,431.90   $957.29  $1,630.08  $2,130.69  $3,431.90
MAINSTAY VP INTERNATIONAL
  EQUITY--SERVICE CLASS
without any Riders................  $946.68  $  931.05  $1,582.50  $3,325.96   $946.68  $1,598.75  $2,078.27  $3,325.96
with EBB Rider....................  $975.43  $1,021.78  $1,731.36  $3,610.32   $975.43  $1,683.47  $2,219.72  $3,610.32
MAINSTAY VP LARGE CAP
  GROWTH--SERVICE CLASS
without any Riders................  $926.57  $  867.24  $1,477.23  $3,121.94   $926.57  $1,539.17  $1,978.25  $3,121.94
with EBB Rider....................  $955.38  $  958.56  $1,627.74  $3,412.91   $955.38  $1,624.44  $2,121.26  $3,412.91
MAINSTAY VP MID CAP CORE--SERVICE
  CLASS
without any Riders................  $939.02  $  906.78  $1,542.51  $3,248.75   $939.02  $1,576.09  $2,040.28  $3,248.75
with EBB Rider....................  $967.79  $  997.73  $1,691.99  $3,535.60   $967.79  $1,661.02  $2,182.32  $3,535.60
MAINSTAY VP MID CAP
  GROWTH--SERVICE CLASS
without any Riders................  $927.53  $  870.29  $1,482.27  $3,131.76   $927.53  $1,542.02  $1,983.04  $3,131.76
with EBB Rider....................  $956.34  $  961.58  $1,632.69  $3,422.41   $956.34  $1,627.26  $2,125.97  $3,422.41
MAINSTAY VP MID CAP VALUE--SERVICE
  CLASS
without any Riders................  $922.74  $  855.05  $1,457.08  $3,082.60   $922.74  $1,527.79  $1,959.10  $3,082.60
with EBB Rider....................  $951.56  $  946.48  $1,607.89  $3,374.84   $951.56  $1,613.16  $2,102.40  $3,374.84
MAINSTAY VP MODERATE
  ALLOCATION--SERVICE CLASS
without any Riders................  $930.40  $  879.41  $1,497.35  $3,161.14   $930.40  $1,550.54  $1,997.37  $3,161.14
with EBB Rider....................  $959.20  $  970.62  $1,647.54  $3,450.82   $959.20  $1,635.70  $2,140.08  $3,450.82
MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders................  $936.15  $  897.66  $1,527.48  $3,219.63   $936.15  $1,567.57  $2,026.00  $3,219.63
with EBB Rider....................  $964.92  $  988.69  $1,677.19  $3,507.42   $964.92  $1,652.58  $2,168.25  $3,507.42
MAINSTAY VP S&P 500 INDEX--SERVICE
  CLASS
without any Riders................  $882.52  $  726.50  $1,243.39  $2,659.90   $882.52  $1,407.75  $1,756.04  $2,659.90
with EBB Rider....................  $911.46  $  819.12  $1,397.53  $2,965.81   $911.46  $1,494.23  $1,902.51  $2,965.81
MAINSTAY VP SMALL CAP
  GROWTH--SERVICE CLASS
without any Riders................  $943.81  $  921.95  $1,567.51  $3,297.08   $943.81  $1,590.25  $2,064.03  $3,297.08
with EBB Rider....................  $972.56  $1,012.76  $1,716.61  $3,582.36   $972.56  $1,675.05  $2,205.71  $3,582.36
MAINSTAY VP TOTAL RETURN--SERVICE
  CLASS
without any Riders................  $912.21  $  821.50  $1,401.48  $2,973.59   $912.21  $1,496.46  $1,906.27  $2,973.59
with EBB Rider....................  $941.06  $  913.24  $1,553.17  $3,269.37   $941.06  $1,582.12  $2,050.40  $3,269.37
                                             EXPENSES IF YOU DO NOT
                                              SURRENDER YOUR POLICY
                                    ----------------------------------------
INVESTMENT DIVISION                   1 YR      3 YR       5 YR      10 YR
-------------------                 -------  ---------  ---------  ---------
MAINSTAY VP GOVERNMENT--SERVICE
  CLASS
without any Riders................  $258.37  $  793.98  $1,355.80  $2,883.50
with EBB Rider....................  $289.18  $  885.98  $1,508.19  $3,182.20
MAINSTAY VP GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders................  $296.18  $  906.78  $1,542.51  $3,248.75
with EBB Rider....................  $326.89  $  997.73  $1,691.99  $3,535.60
MAINSTAY VP HIGH YIELD CORPORATE
  BOND--SERVICE CLASS
without any Riders................  $263.48  $  809.28  $1,381.20  $2,933.64
with EBB Rider....................  $294.28  $  901.13  $1,533.20  $3,230.71
MAINSTAY VP ICAP SELECT
  EQUITY--SERVICE CLASS
without any Riders................  $284.94  $  873.33  $1,487.30  $3,141.56
with EBB Rider....................  $315.67  $  964.59  $1,637.66  $3,431.90
MAINSTAY VP INTERNATIONAL
  EQUITY--SERVICE CLASS
without any Riders................  $304.36  $  931.05  $1,582.50  $3,325.96
with EBB Rider....................  $335.04  $1,021.78  $1,731.36  $3,610.32
MAINSTAY VP LARGE CAP
  GROWTH--SERVICE CLASS
without any Riders................  $282.89  $  867.24  $1,477.23  $3,121.94
with EBB Rider....................  $313.64  $  958.56  $1,627.74  $3,412.91
MAINSTAY VP MID CAP CORE--SERVICE
  CLASS
without any Riders................  $296.18  $  906.78  $1,542.51  $3,248.75
with EBB Rider....................  $326.89  $  997.73  $1,691.99  $3,535.60
MAINSTAY VP MID CAP
  GROWTH--SERVICE CLASS
without any Riders................  $283.92  $  870.29  $1,482.27  $3,131.76
with EBB Rider....................  $314.66  $  961.58  $1,632.69  $3,422.41
MAINSTAY VP MID CAP VALUE--SERVICE
  CLASS
without any Riders................  $278.81  $  855.05  $1,457.08  $3,082.60
with EBB Rider....................  $309.56  $  946.48  $1,607.89  $3,374.84
MAINSTAY VP MODERATE
  ALLOCATION--SERVICE CLASS
without any Riders................  $286.98  $  879.41  $1,497.35  $3,161.14
with EBB Rider....................  $317.71  $  970.62  $1,647.54  $3,450.82
MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders................  $293.11  $  897.66  $1,527.48  $3,219.63
with EBB Rider....................  $323.83  $  988.69  $1,677.19  $3,507.42
MAINSTAY VP S&P 500 INDEX--SERVICE
  CLASS
without any Riders................  $235.89  $  726.50  $1,243.39  $2,659.90
with EBB Rider....................  $266.77  $  819.12  $1,397.53  $2,965.81
MAINSTAY VP SMALL CAP
  GROWTH--SERVICE CLASS
without any Riders................  $301.29  $  921.95  $1,567.51  $3,297.08
with EBB Rider....................  $331.98  $1,012.76  $1,716.61  $3,582.36
MAINSTAY VP TOTAL RETURN--SERVICE
  CLASS
without any Riders................  $267.57  $  821.50  $1,401.48  $2,973.59
with EBB Rider....................  $298.36  $  913.24  $1,553.17  $3,269.37

                                                   EXPENSES IF YOU                           EXPENSES IF YOU
                                                ANNUITIZE YOUR POLICY                     SURRENDER YOUR POLICY
                                       --------------------------------------   ----------------------------------------
INVESTMENT DIVISION                      1 YR     3 YR      5 YR      10 YR       1 YR      3 YR       5 YR      10 YR
-------------------                    -------  -------  ---------  ---------   -------  ---------  ---------  ---------
ALGER AMERICAN SMALLCAP GROWTH--CLASS
  S SHARES*
without any Riders...................  $937.11  $900.70  $1,532.49  $3,229.35   $937.11  $1,570.41  $2,030.76  $3,229.35
with EBB Rider.......................  $965.88  $991.70  $1,682.13  $3,516.82   $965.88  $1,655.39  $2,172.94  $3,516.82
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders...................  $913.17  $824.54  $1,406.53  $2,983.54   $913.17  $1,499.30  $1,911.07  $2,983.54
with EBB Rider.......................  $942.01  $916.26  $1,558.15  $3,278.99   $942.01  $1,584.94  $2,055.14  $3,278.99
COLUMBIA SMALL CAP VALUE FUND,
  VARIABLE SERIES--CLASS B
without any Riders...................  $934.23  $891.58  $1,517.44  $3,200.16   $934.23  $1,561.89  $2,016.45  $3,200.16
with EBB Rider.......................  $963.02  $982.67  $1,667.32  $3,488.60   $963.02  $1,646.95  $2,158.87  $3,488.60
DREYFUS IP TECHNOLOGY GROWTH--SERVICE
  SHARES
without any Riders...................  $931.36  $882.46  $1,502.38  $3,170.92   $931.36  $1,553.38  $2,002.15  $3,170.92
with EBB Rider.......................  $960.16  $973.64  $1,652.50  $3,460.29   $960.16  $1,638.53  $2,144.79  $3,460.29
FIDELITY(R) VIP
  CONTRAFUND(R)--SERVICE CLASS 2
without any Riders...................  $912.21  $821.50  $1,401.48  $2,973.59   $912.21  $1,496.46  $1,906.27  $2,973.59
with EBB Rider.......................  $941.06  $913.24  $1,553.17  $3,269.37   $941.06  $1,582.12  $2,050.40  $3,269.37
FIDELITY(R) VIP EQUITY-
  INCOME--SERVICE CLASS 2
without any Riders...................  $903.59  $793.98  $1,355.80  $2,883.50   $903.59  $1,470.76  $1,862.85  $2,883.50
with EBB Rider.......................  $932.47  $885.98  $1,508.19  $3,182.20   $932.47  $1,556.67  $2,007.67  $3,182.20
FIDELITY(R) VIP MID CAP--SERVICE
  CLASS 2
without any Riders...................  $914.13  $827.61  $1,411.62  $2,993.49   $914.13  $1,502.17  $1,915.90  $2,993.49
with EBB Rider.......................  $942.97  $919.28  $1,563.12  $3,288.61   $942.97  $1,587.77  $2,059.86  $3,288.61
JANUS ASPEN BALANCED
  PORTFOLIO--SERVICE SHARES
without any Riders...................  $903.59  $793.98  $1,355.80  $2,883.50   $903.59  $1,470.76  $1,862.85  $2,883.50
with EBB Rider.......................  $932.47  $885.98  $1,508.19  $3,182.20   $932.47  $1,556.67  $2,007.67  $3,182.20
JANUS ASPEN WORLDWIDE
  PORTFOLIO--SERVICE SHARES
without any Riders...................  $899.76  $781.74  $1,335.44  $2,843.21   $899.76  $1,459.33  $1,843.51  $2,843.21
with EBB Rider.......................  $928.65  $873.84  $1,488.14  $3,143.20   $928.65  $1,545.33  $1,988.62  $3,143.20
MFS(R) INVESTORS TRUST
  SERIES--SERVICE CLASS
without any Riders...................  $929.45  $876.38  $1,492.34  $3,151.37   $929.45  $1,547.71  $1,992.61  $3,151.37
with EBB Rider.......................  $958.25  $967.61  $1,642.60  $3,441.35   $958.25  $1,632.89  $2,135.38  $3,441.35
MFS(R) RESEARCH SERIES--SERVICE CLASS
without any Riders...................  $933.28  $888.54  $1,512.43  $3,190.43   $933.28  $1,559.06  $2,011.69  $3,190.43
with EBB Rider.......................  $962.07  $979.66  $1,662.37  $3,479.15   $962.07  $1,644.14  $2,154.17  $3,479.15
MFS(R) UTILITIES SERIES--SERVICE
  CLASS
without any Riders...................  $926.57  $867.24  $1,477.23  $3,121.94   $926.57  $1,539.17  $1,978.25  $3,121.94
with EBB Rider.......................  $955.38  $958.56  $1,627.74  $3,412.91   $955.38  $1,624.44  $2,121.26  $3,412.91
NEUBERGER BERMAN AMT MID-CAP GROWTH
  PORTFOLIO--CLASS S
without any Riders...................  $938.06  $903.74  $1,537.50  $3,239.05   $938.06  $1,573.25  $2,035.52  $3,239.05
with EBB Rider.......................  $966.83  $994.72  $1,687.07  $3,526.22   $966.83  $1,658.20  $2,177.64  $3,526.22
                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                       --------------------------------------
INVESTMENT DIVISION                      1 YR     3 YR      5 YR      10 YR
-------------------                    -------  -------  ---------  ---------
ALGER AMERICAN SMALLCAP GROWTH--CLASS
  S SHARES*
without any Riders...................  $294.14  $900.70  $1,532.49  $3,229.35
with EBB Rider.......................  $324.85  $991.70  $1,682.13  $3,516.82
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders...................  $268.59  $824.54  $1,406.53  $2,983.54
with EBB Rider.......................  $299.37  $916.26  $1,558.15  $3,278.99
COLUMBIA SMALL CAP VALUE FUND,
  VARIABLE SERIES--CLASS B
without any Riders...................  $291.07  $891.58  $1,517.44  $3,200.16
with EBB Rider.......................  $321.79  $982.67  $1,667.32  $3,488.60
DREYFUS IP TECHNOLOGY GROWTH--SERVICE
  SHARES
without any Riders...................  $288.01  $882.46  $1,502.38  $3,170.92
with EBB Rider.......................  $318.74  $973.64  $1,652.50  $3,460.29
FIDELITY(R) VIP
  CONTRAFUND(R)--SERVICE CLASS 2
without any Riders...................  $267.57  $821.50  $1,401.48  $2,973.59
with EBB Rider.......................  $298.36  $913.24  $1,553.17  $3,269.37
FIDELITY(R) VIP EQUITY-
  INCOME--SERVICE CLASS 2
without any Riders...................  $258.37  $793.98  $1,355.80  $2,883.50
with EBB Rider.......................  $289.18  $885.98  $1,508.19  $3,182.20
FIDELITY(R) VIP MID CAP--SERVICE
  CLASS 2
without any Riders...................  $269.61  $827.61  $1,411.62  $2,993.49
with EBB Rider.......................  $300.40  $919.28  $1,563.12  $3,288.61
JANUS ASPEN BALANCED
  PORTFOLIO--SERVICE SHARES
without any Riders...................  $258.37  $793.98  $1,355.80  $2,883.50
with EBB Rider.......................  $289.18  $885.98  $1,508.19  $3,182.20
JANUS ASPEN WORLDWIDE
  PORTFOLIO--SERVICE SHARES
without any Riders...................  $254.28  $781.74  $1,335.44  $2,843.21
with EBB Rider.......................  $285.11  $873.84  $1,488.14  $3,143.20
MFS(R) INVESTORS TRUST
  SERIES--SERVICE CLASS
without any Riders...................  $285.96  $876.38  $1,492.34  $3,151.37
with EBB Rider.......................  $316.70  $967.61  $1,642.60  $3,441.35
MFS(R) RESEARCH SERIES--SERVICE CLASS
without any Riders...................  $290.05  $888.54  $1,512.43  $3,190.43
with EBB Rider.......................  $320.77  $979.66  $1,662.37  $3,479.15
MFS(R) UTILITIES SERIES--SERVICE
  CLASS
without any Riders...................  $282.89  $867.24  $1,477.23  $3,121.94
with EBB Rider.......................  $313.64  $958.56  $1,627.74  $3,412.91
NEUBERGER BERMAN AMT MID-CAP GROWTH
  PORTFOLIO--CLASS S
without any Riders...................  $295.16  $903.74  $1,537.50  $3,239.05
with EBB Rider.......................  $325.86  $994.72  $1,687.07  $3,526.22





* No premiums or transfers will be accepted into this Investment Division from policyowners who did not have a portion of their Accumulation Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Accumulation Value allocations from this Investment Division will not be permitted to reallocate any portion of their Accumulation Value to this Investment Division.

                                                EXPENSES IF YOU                              EXPENSES IF YOU
                                             ANNUITIZE YOUR POLICY                        SURRENDER YOUR POLICY
                                  ------------------------------------------   ------------------------------------------
INVESTMENT DIVISION                  1 YR       3 YR       5 YR      10 YR        1 YR       3 YR       5 YR      10 YR
-------------------               ---------  ---------  ---------  ---------   ---------  ---------  ---------  ---------
ROYCE MICRO-CAP
  PORTFOLIO--INVESTMENT CLASS
without any Riders..............  $  951.47  $  946.19  $1,607.41  $3,373.91   $  951.47  $1,612.90  $2,101.95  $3,373.91
with EBB Rider..................  $  980.20  $1,036.79  $1,755.90  $3,656.72   $  980.20  $1,697.49  $2,243.04  $3,656.72
ROYCE SMALL-CAP
  PORTFOLIO--INVESTMENT CLASS
without any Riders..............  $  927.53  $  870.29  $1,482.27  $3,131.76   $  927.53  $1,542.02  $1,983.04  $3,131.76
with EBB Rider..................  $  956.34  $  961.58  $1,632.69  $3,422.41   $  956.34  $1,627.26  $2,125.97  $3,422.41
T. ROWE PRICE EQUITY INCOME
  PORTFOLIO II
without any Riders..............  $  930.40  $  879.41  $1,497.35  $3,161.14   $  930.40  $1,550.54  $1,997.37  $3,161.14
with EBB Rider..................  $  959.20  $  970.62  $1,647.54  $3,450.82   $  959.20  $1,635.70  $2,140.08  $3,450.82
VAN ECK WORLDWIDE HARD ASSETS
without any Riders..............  $  920.83  $  848.96  $1,446.99  $3,062.86   $  920.83  $1,522.10  $1,949.51  $3,062.86
with EBB Rider..................  $  949.65  $  940.44  $1,597.95  $3,355.73   $  949.65  $1,607.52  $2,092.96  $3,355.73
VAN KAMPEN'S UIF EMERGING
  MARKETS EQUITY
  PORTFOLIO--CLASS II
without any Riders..............  $1,013.71  $1,141.72  $1,926.69  $3,975.94   $1,013.71  $1,795.47  $2,405.31  $3,975.94
with EBB Rider..................  $1,042.26  $1,230.51  $2,070.18  $4,239.11   $1,042.26  $1,878.37  $2,541.65  $4,239.11
VICTORY VIF DIVERSIFIED
  STOCK--CLASS A SHARES
without any Riders..............  $  941.89  $  915.87  $1,557.51  $3,277.78   $  941.89  $1,584.58  $2,054.53  $3,277.78
with EBB Rider..................  $  970.65  $1,006.75  $1,706.77  $3,563.68   $  970.65  $1,669.44  $2,196.36  $3,563.68
                                           EXPENSES IF YOU DO NOT
                                            SURRENDER YOUR POLICY
                                  ----------------------------------------
INVESTMENT DIVISION                 1 YR      3 YR       5 YR      10 YR
-------------------               -------  ---------  ---------  ---------
ROYCE MICRO-CAP
  PORTFOLIO--INVESTMENT CLASS
without any Riders..............  $309.46  $  946.19  $1,607.41  $3,373.91
with EBB Rider..................  $340.13  $1,036.79  $1,755.90  $3,656.72
ROYCE SMALL-CAP
  PORTFOLIO--INVESTMENT CLASS
without any Riders..............  $283.92  $  870.29  $1,482.27  $3,131.76
with EBB Rider..................  $314.66  $  961.58  $1,632.69  $3,422.41
T. ROWE PRICE EQUITY INCOME
  PORTFOLIO II
without any Riders..............  $286.98  $  879.41  $1,497.35  $3,161.14
with EBB Rider..................  $317.71  $  970.62  $1,647.54  $3,450.82
VAN ECK WORLDWIDE HARD ASSETS
without any Riders..............  $276.76  $  848.96  $1,446.99  $3,062.86
with EBB Rider..................  $307.52  $  940.44  $1,597.95  $3,355.73
VAN KAMPEN'S UIF EMERGING
  MARKETS EQUITY
  PORTFOLIO--CLASS II
without any Riders..............  $375.89  $1,141.72  $1,926.69  $3,975.94
with EBB Rider..................  $406.36  $1,230.51  $2,070.18  $4,239.11
VICTORY VIF DIVERSIFIED
  STOCK--CLASS A SHARES
without any Riders..............  $299.24  $  915.87  $1,557.51  $3,277.78
with EBB Rider..................  $329.94  $1,006.75  $1,706.77  $3,563.68

FOR POLICIES PURCHASED PRIOR TO JUNE 2, 2003 IN SEPARATE ACCOUNT--III:



                                                   EXPENSES IF YOU                           EXPENSES IF YOU
                                                ANNUITIZE YOUR POLICY                     SURRENDER YOUR POLICY
                                       --------------------------------------   ----------------------------------------
INVESTMENT DIVISION                      1 YR     3 YR      5 YR      10 YR       1 YR      3 YR       5 YR      10 YR
-------------------                    -------  -------  ---------  ---------   -------  ---------  ---------  ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders...................  $928.49  $873.33  $1,487.30  $3,141.56   $928.49  $1,544.86  $1,987.82  $3,141.56
with EBB Rider.......................  $957.29  $964.59  $1,637.66  $3,431.90   $957.29  $1,630.08  $2,130.69  $3,431.90

MAINSTAY VP BOND--INITIAL CLASS
without any Riders...................  $877.74  $711.14  $1,217.71  $2,608.40   $877.74  $1,393.40  $1,731.63  $2,608.40
with EBB Rider.......................  $906.69  $803.90  $1,372.26  $2,916.00   $906.69  $1,480.02  $1,878.50  $2,916.00

MAINSTAY VP CAPITAL
  APPRECIATION--INITIAL CLASS
without any Riders...................  $888.27  $744.95  $1,274.16  $2,721.37   $888.27  $1,424.98  $1,785.28  $2,721.37
with EBB Rider.......................  $917.19  $837.39  $1,427.83  $3,025.32   $917.19  $1,511.29  $1,931.30  $3,025.32

MAINSTAY VP CASH MANAGEMENT
without any Riders...................  $872.95  $695.73  $1,191.96  $2,556.63   $872.95  $1,379.02  $1,707.16  $2,556.63
with EBB Rider.......................  $901.92  $788.64  $1,346.91  $2,865.92   $901.92  $1,465.77  $1,854.41  $2,865.92

MAINSTAY VP COMMON STOCK--INITIAL
  CLASS
without any Riders...................  $882.52  $726.50  $1,243.39  $2,659.90   $882.52  $1,407.75  $1,756.04  $2,659.90
with EBB Rider.......................  $911.46  $819.12  $1,397.53  $2,965.81   $911.46  $1,494.23  $1,902.51  $2,965.81

MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without any Riders...................  $925.62  $864.20  $1,472.20  $3,112.11   $925.62  $1,536.33  $1,973.46  $3,112.11
with EBB Rider.......................  $954.43  $955.54  $1,622.78  $3,403.39   $954.43  $1,621.62  $2,116.55  $3,403.39

MAINSTAY VP CONVERTIBLE--INITIAL
  CLASS
without any Riders...................  $889.23  $748.02  $1,279.27  $2,731.56   $889.23  $1,427.84  $1,790.14  $2,731.56
with EBB Rider.......................  $918.15  $840.43  $1,432.85  $3,035.18   $918.15  $1,514.13  $1,936.08  $3,035.18

MAINSTAY VP DEVELOPING
  GROWTH--INITIAL CLASS
without any Riders...................  $916.04  $833.72  $1,421.74  $3,013.37   $916.04  $1,507.87  $1,925.52  $3,013.37
with EBB Rider.......................  $944.88  $925.34  $1,573.10  $3,307.86   $944.88  $1,593.42  $2,069.34  $3,307.86

MAINSTAY VP FLOATING RATE--SERVICE
  CLASS
without any Riders...................  $915.08  $830.66  $1,416.67  $3,003.43   $915.08  $1,505.01  $1,920.70  $3,003.43
with EBB Rider.......................  $943.92  $922.30  $1,568.12  $3,298.25   $943.92  $1,590.59  $2,064.61  $3,298.25

MAINSTAY VP GOVERNMENT--INITIAL CLASS
without any Riders...................  $879.66  $717.29  $1,228.00  $2,629.04   $879.66  $1,399.15  $1,741.41  $2,629.04
with EBB Rider.......................  $908.60  $809.99  $1,382.38  $2,935.98   $908.60  $1,485.71  $1,888.12  $2,935.98

MAINSTAY VP GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders...................  $939.02  $906.78  $1,542.51  $3,248.75   $939.02  $1,576.09  $2,040.28  $3,248.75
with EBB Rider.......................  $967.79  $997.73  $1,691.99  $3,535.60   $967.79  $1,661.02  $2,182.32  $3,535.60

MAINSTAY VP HIGH YIELD CORPORATE
  BOND--INITIAL CLASS
without any Riders...................  $884.44  $732.66  $1,253.65  $2,680.42   $884.44  $1,413.50  $1,765.79  $2,680.42
with EBB Rider.......................  $913.37  $825.21  $1,407.64  $2,985.69   $913.37  $1,499.92  $1,912.12  $2,985.69
MAINSTAY VP ICAP SELECT
  EQUITY--INITIAL CLASS
without any Riders...................  $904.55  $797.04  $1,360.88  $2,893.54   $904.55  $1,473.62  $1,867.68  $2,893.54
with EBB Rider.......................  $933.43  $889.01  $1,513.21  $3,191.93   $933.43  $1,559.50  $2,012.43  $3,191.93
                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                       --------------------------------------
INVESTMENT DIVISION                      1 YR     3 YR      5 YR      10 YR
-------------------                    -------  -------  ---------  ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders...................  $284.94  $873.33  $1,487.30  $3,141.56
with EBB Rider.......................  $315.67  $964.59  $1,637.66  $3,431.90

MAINSTAY VP BOND--INITIAL CLASS
without any Riders...................  $230.78  $711.14  $1,217.71  $2,608.40
with EBB Rider.......................  $261.68  $803.90  $1,372.26  $2,916.00

MAINSTAY VP CAPITAL
  APPRECIATION--INITIAL CLASS
without any Riders...................  $242.02  $744.95  $1,274.16  $2,721.37
with EBB Rider.......................  $272.88  $837.39  $1,427.83  $3,025.32

MAINSTAY VP CASH MANAGEMENT
without any Riders...................  $225.67  $695.73  $1,191.96  $2,556.63
with EBB Rider.......................  $256.58  $788.64  $1,346.91  $2,865.92

MAINSTAY VP COMMON STOCK--INITIAL
  CLASS
without any Riders...................  $235.89  $726.50  $1,243.39  $2,659.90
with EBB Rider.......................  $266.77  $819.12  $1,397.53  $2,965.81

MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without any Riders...................  $281.88  $864.20  $1,472.20  $3,112.11
with EBB Rider.......................  $312.62  $955.54  $1,622.78  $3,403.39

MAINSTAY VP CONVERTIBLE--INITIAL
  CLASS
without any Riders...................  $243.04  $748.02  $1,279.27  $2,731.56
with EBB Rider.......................  $273.91  $840.43  $1,432.85  $3,035.18

MAINSTAY VP DEVELOPING
  GROWTH--INITIAL CLASS
without any Riders...................  $271.66  $833.72  $1,421.74  $3,013.37
with EBB Rider.......................  $302.43  $925.34  $1,573.10  $3,307.86

MAINSTAY VP FLOATING RATE--SERVICE
  CLASS
without any Riders...................  $270.63  $830.66  $1,416.67  $3,003.43
with EBB Rider.......................  $301.41  $922.30  $1,568.12  $3,298.25

MAINSTAY VP GOVERNMENT--INITIAL CLASS
without any Riders...................  $232.82  $717.29  $1,228.00  $2,629.04
with EBB Rider.......................  $263.72  $809.99  $1,382.38  $2,935.98

MAINSTAY VP GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders...................  $296.18  $906.78  $1,542.51  $3,248.75
with EBB Rider.......................  $326.89  $997.73  $1,691.99  $3,535.60

MAINSTAY VP HIGH YIELD CORPORATE
  BOND--INITIAL CLASS
without any Riders...................  $237.93  $732.66  $1,253.65  $2,680.42
with EBB Rider.......................  $268.81  $825.21  $1,407.64  $2,985.69
MAINSTAY VP ICAP SELECT
  EQUITY--INITIAL CLASS
without any Riders...................  $259.39  $797.04  $1,360.88  $2,893.54
with EBB Rider.......................  $290.21  $889.01  $1,513.21  $3,191.93

                                                   EXPENSES IF YOU                           EXPENSES IF YOU
                                                ANNUITIZE YOUR POLICY                     SURRENDER YOUR POLICY
                                       --------------------------------------   ----------------------------------------
INVESTMENT DIVISION                      1 YR     3 YR      5 YR      10 YR       1 YR      3 YR       5 YR      10 YR
-------------------                    -------  -------  ---------  ---------   -------  ---------  ---------  ---------
MAINSTAY VP INTERNATIONAL
  EQUITY--INITIAL CLASS
without any Riders...................  $922.74  $855.05  $1,457.08  $3,082.60   $922.74  $1,527.79  $1,959.10  $3,082.60
with EBB Rider.......................  $951.56  $946.48  $1,607.89  $3,374.84   $951.56  $1,613.16  $2,102.40  $3,374.84
MAINSTAY VP LARGE CAP GROWTH--INITIAL
  CLASS
without any Riders...................  $902.64  $790.92  $1,350.71  $2,873.45   $902.64  $1,467.91  $1,858.03  $2,873.45
with EBB Rider.......................  $931.52  $882.94  $1,503.18  $3,172.46   $931.52  $1,553.83  $2,002.91  $3,172.46
MAINSTAY VP MID CAP CORE--INITIAL
  CLASS
without any Riders...................  $915.08  $830.66  $1,416.67  $3,003.43   $915.08  $1,505.01  $1,920.70  $3,003.43
with EBB Rider.......................  $943.92  $922.30  $1,568.12  $3,298.25   $943.92  $1,590.59  $2,064.61  $3,298.25
MAINSTAY VP MID CAP GROWTH--INITIAL
  CLASS
without any Riders...................  $903.59  $793.98  $1,355.80  $2,883.50   $903.59  $1,470.76  $1,862.85  $2,883.50
with EBB Rider.......................  $932.47  $885.98  $1,508.19  $3,182.20   $932.47  $1,556.67  $2,007.67  $3,182.20
MAINSTAY VP MID CAP VALUE--INITIAL
  CLASS
without any Riders...................  $898.81  $778.68  $1,330.34  $2,833.09   $898.81  $1,456.47  $1,838.67  $2,833.09
with EBB Rider.......................  $927.70  $870.81  $1,483.14  $3,133.45   $927.70  $1,542.50  $1,983.86  $3,133.45
MAINSTAY VP MODERATE
  ALLOCATION--SERVICE CLASS
without any Riders...................  $930.40  $879.41  $1,497.35  $3,161.14   $930.40  $1,550.54  $1,997.37  $3,161.14
with EBB Rider.......................  $959.20  $970.62  $1,647.54  $3,450.82   $959.20  $1,635.70  $2,140.08  $3,450.82
MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders...................  $936.15  $897.66  $1,527.48  $3,219.63   $936.15  $1,567.57  $2,026.00  $3,219.63
with EBB Rider.......................  $964.92  $988.69  $1,677.19  $3,507.42   $964.92  $1,652.58  $2,168.25  $3,507.42
MAINSTAY VP S&P 500 INDEX--INITIAL
  CLASS
without any Riders...................  $858.59  $649.47  $1,114.41  $2,399.84   $858.59  $1,335.82  $1,633.47  $2,399.84
with EBB Rider.......................  $887.60  $742.80  $1,270.57  $2,714.19   $887.60  $1,422.97  $1,781.87  $2,714.19
MAINSTAY VP SMALL CAP GROWTH--INITIAL
  CLASS
without any Riders...................  $919.87  $845.92  $1,441.95  $3,052.98   $919.87  $1,519.26  $1,944.72  $3,052.98
with EBB Rider.......................  $948.70  $937.44  $1,593.00  $3,346.20   $948.70  $1,604.72  $2,088.25  $3,346.20
MAINSTAY VP TOTAL RETURN--INITIAL
  CLASS
without any Riders...................  $888.27  $744.95  $1,274.16  $2,721.37   $888.27  $1,424.98  $1,785.28  $2,721.37
with EBB Rider.......................  $917.19  $837.39  $1,427.83  $3,025.32   $917.19  $1,511.29  $1,931.30  $3,025.32
ALGER AMERICAN SMALLCAP GROWTH--CLASS
  O SHARES*
without any Riders...................  $913.17  $824.54  $1,406.53  $2,983.54   $913.17  $1,499.30  $1,911.07  $2,983.54
with EBB Rider.......................  $942.01  $916.26  $1,558.15  $3,278.99   $942.01  $1,584.94  $2,055.14  $3,278.99
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders...................  $913.17  $824.54  $1,406.53  $2,983.54   $913.17  $1,499.30  $1,911.07  $2,983.54
with EBB Rider.......................  $942.01  $916.26  $1,558.15  $3,278.99   $942.01  $1,584.94  $2,055.14  $3,278.99
COLUMBIA SMALL CAP VALUE FUND,
  VARIABLE SERIES CLASS B
without any Riders...................  $934.23  $891.58  $1,517.44  $3,200.16   $934.23  $1,561.89  $2,016.45  $3,200.16
with EBB Rider.......................  $963.02  $982.67  $1,667.32  $3,488.60   $963.02  $1,646.95  $2,158.87  $3,488.60
                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                       --------------------------------------
INVESTMENT DIVISION                      1 YR     3 YR      5 YR      10 YR
-------------------                    -------  -------  ---------  ---------
MAINSTAY VP INTERNATIONAL
  EQUITY--INITIAL CLASS
without any Riders...................  $278.81  $855.05  $1,457.08  $3,082.60
with EBB Rider.......................  $309.56  $946.48  $1,607.89  $3,374.84
MAINSTAY VP LARGE CAP GROWTH--INITIAL
  CLASS
without any Riders...................  $257.35  $790.92  $1,350.71  $2,873.45
with EBB Rider.......................  $288.17  $882.94  $1,503.18  $3,172.46
MAINSTAY VP MID CAP CORE--INITIAL
  CLASS
without any Riders...................  $270.63  $830.66  $1,416.67  $3,003.43
with EBB Rider.......................  $301.41  $922.30  $1,568.12  $3,298.25
MAINSTAY VP MID CAP GROWTH--INITIAL
  CLASS
without any Riders...................  $258.37  $793.98  $1,355.80  $2,883.50
with EBB Rider.......................  $289.18  $885.98  $1,508.19  $3,182.20
MAINSTAY VP MID CAP VALUE--INITIAL
  CLASS
without any Riders...................  $253.26  $778.68  $1,330.34  $2,833.09
with EBB Rider.......................  $284.10  $870.81  $1,483.14  $3,133.45
MAINSTAY VP MODERATE
  ALLOCATION--SERVICE CLASS
without any Riders...................  $286.98  $879.41  $1,497.35  $3,161.14
with EBB Rider.......................  $317.71  $970.62  $1,647.54  $3,450.82
MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders...................  $293.11  $897.66  $1,527.48  $3,219.63
with EBB Rider.......................  $323.83  $988.69  $1,677.19  $3,507.42
MAINSTAY VP S&P 500 INDEX--INITIAL
  CLASS
without any Riders...................  $210.34  $649.47  $1,114.41  $2,399.84
with EBB Rider.......................  $241.30  $742.80  $1,270.57  $2,714.19
MAINSTAY VP SMALL CAP GROWTH--INITIAL
  CLASS
without any Riders...................  $275.75  $845.92  $1,441.95  $3,052.98
with EBB Rider.......................  $306.51  $937.44  $1,593.00  $3,346.20
MAINSTAY VP TOTAL RETURN--INITIAL
  CLASS
without any Riders...................  $242.02  $744.95  $1,274.16  $2,721.37
with EBB Rider.......................  $272.88  $837.39  $1,427.83  $3,025.32
ALGER AMERICAN SMALLCAP GROWTH--CLASS
  O SHARES*
without any Riders...................  $268.59  $824.54  $1,406.53  $2,983.54
with EBB Rider.......................  $299.37  $916.26  $1,558.15  $3,278.99
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders...................  $268.59  $824.54  $1,406.53  $2,983.54
with EBB Rider.......................  $299.37  $916.26  $1,558.15  $3,278.99
COLUMBIA SMALL CAP VALUE FUND,
  VARIABLE SERIES CLASS B
without any Riders...................  $291.07  $891.58  $1,517.44  $3,200.16
with EBB Rider.......................  $321.79  $982.67  $1,667.32  $3,488.60





* No premiums or transfers will be accepted into this Investment Division from policyowners who did not have a portion of their Accumulation Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Accumulation Value allocations from this Investment Division will not be permitted to reallocate any portion of their Accumulation Value to this Investment Division.

                                                 EXPENSES IF YOU                            EXPENSES IF YOU
                                              ANNUITIZE YOUR POLICY                      SURRENDER YOUR POLICY
                                    ----------------------------------------   ----------------------------------------
INVESTMENT DIVISION                   1 YR      3 YR       5 YR      10 YR       1 YR      3 YR       5 YR      10 YR
-------------------                 -------  ---------  ---------  ---------   -------  ---------  ---------  ---------
DREYFUS IP TECHNOLOGY
  GROWTH--INITIAL SHARES
without any Riders................  $907.42  $  806.22  $1,376.12  $2,923.63   $907.42  $1,482.19  $1,882.17  $2,923.63
with EBB Rider....................  $936.28  $  898.10  $1,528.20  $3,221.04   $936.28  $1,567.98  $2,026.68  $3,221.04
FIDELITY(R) VIP
  CONTRAFUND(R)--INITIAL CLASS
without any Riders................  $888.27  $  744.95  $1,274.16  $2,721.37   $888.27  $1,424.98  $1,785.28  $2,721.37
with EBB Rider....................  $917.19  $  837.39  $1,427.83  $3,025.32   $917.19  $1,511.29  $1,931.30  $3,025.32
FIDELITY(R) VIP EQUITY-
  INCOME--INITIAL CLASS
without any Riders................  $879.66  $  717.29  $1,228.00  $2,629.04   $879.66  $1,399.15  $1,741.41  $2,629.04
with EBB Rider....................  $908.60  $  809.99  $1,382.38  $2,935.98   $908.60  $1,485.71  $1,888.12  $2,935.98
FIDELITY(R) VIP MID CAP--SERVICE
  CLASS 2
without any Riders................  $914.13  $  827.61  $1,411.62  $2,993.49   $914.13  $1,502.17  $1,915.90  $2,993.49
with EBB Rider....................  $942.97  $  919.28  $1,563.12  $3,288.61   $942.97  $1,587.77  $2,059.86  $3,288.61
JANUS ASPEN BALANCED
  PORTFOLIO--INSTITUTIONAL SHARES
without any Riders................  $879.66  $  717.29  $1,228.00  $2,629.04   $879.66  $1,399.15  $1,741.41  $2,629.04
with EBB Rider....................  $908.60  $  809.99  $1,382.38  $2,935.98   $908.60  $1,485.71  $1,888.12  $2,935.98
JANUS ASPEN WORLDWIDE
  PORTFOLIO--INSTITUTIONAL SHARES
without any Riders................  $875.83  $  704.98  $1,207.41  $2,587.72   $875.83  $1,387.65  $1,721.85  $2,587.72
with EBB Rider....................  $904.79  $  797.79  $1,362.12  $2,895.99   $904.79  $1,474.32  $1,868.87  $2,895.99
MFS(R) INVESTORS TRUST
  SERIES--INITIAL CLASS
without any Riders................  $905.51  $  800.10  $1,365.96  $2,903.59   $905.51  $1,476.47  $1,872.51  $2,903.59
with EBB Rider....................  $934.38  $  892.03  $1,518.19  $3,201.62   $934.38  $1,562.32  $2,017.17  $3,201.62
MFS(R) RESEARCH SERIES--INITIAL
  CLASS
without any Riders................  $909.34  $  812.33  $1,386.26  $2,943.64   $909.34  $1,487.90  $1,891.80  $2,943.64
with EBB Rider....................  $938.19  $  904.15  $1,538.19  $3,240.39   $938.19  $1,573.64  $2,036.17  $3,240.39
MFS(R) UTILITIES SERIES--SERVICE
  CLASS
without any Riders................  $926.57  $  867.24  $1,477.23  $3,121.94   $926.57  $1,539.17  $1,978.25  $3,121.94
with EBB Rider....................  $955.38  $  958.56  $1,627.74  $3,412.91   $955.38  $1,624.44  $2,121.26  $3,412.91
NEUBERGER BERMAN AMT MID-CAP
  GROWTH PORTFOLIO--CLASS S
without any Riders................  $938.06  $  903.74  $1,537.50  $3,239.05   $938.06  $1,573.25  $2,035.52  $3,239.05
with EBB Rider....................  $966.83  $  994.72  $1,687.07  $3,526.22   $966.83  $1,658.20  $2,177.64  $3,526.22
ROYCE MICRO-CAP
  PORTFOLIO--INVESTMENT CLASS
without any Riders................  $951.47  $  946.19  $1,607.41  $3,373.91   $951.47  $1,612.90  $2,101.95  $3,373.91
with EBB Rider....................  $980.20  $1,036.79  $1,755.90  $3,656.72   $980.20  $1,697.49  $2,243.04  $3,656.72
ROYCE SMALL-CAP
  PORTFOLIO--INVESTMENT CLASS
without any Riders................  $927.53  $  870.29  $1,482.27  $3,131.76   $927.53  $1,542.02  $1,983.04  $3,131.76
with EBB Rider....................  $956.34  $  961.58  $1,632.69  $3,422.41   $956.34  $1,627.26  $2,125.97  $3,422.41
                                             EXPENSES IF YOU DO NOT
                                              SURRENDER YOUR POLICY
                                    ----------------------------------------
INVESTMENT DIVISION                   1 YR      3 YR       5 YR      10 YR
-------------------                 -------  ---------  ---------  ---------
DREYFUS IP TECHNOLOGY
  GROWTH--INITIAL SHARES
without any Riders................  $262.46  $  806.22  $1,376.12  $2,923.63
with EBB Rider....................  $293.26  $  898.10  $1,528.20  $3,221.04
FIDELITY(R) VIP
  CONTRAFUND(R)--INITIAL CLASS
without any Riders................  $242.02  $  744.95  $1,274.16  $2,721.37
with EBB Rider....................  $272.88  $  837.39  $1,427.83  $3,025.32
FIDELITY(R) VIP EQUITY-
  INCOME--INITIAL CLASS
without any Riders................  $232.82  $  717.29  $1,228.00  $2,629.04
with EBB Rider....................  $263.72  $  809.99  $1,382.38  $2,935.98
FIDELITY(R) VIP MID CAP--SERVICE
  CLASS 2
without any Riders................  $269.61  $  827.61  $1,411.62  $2,993.49
with EBB Rider....................  $300.40  $  919.28  $1,563.12  $3,288.61
JANUS ASPEN BALANCED
  PORTFOLIO--INSTITUTIONAL SHARES
without any Riders................  $232.82  $  717.29  $1,228.00  $2,629.04
with EBB Rider....................  $263.72  $  809.99  $1,382.38  $2,935.98
JANUS ASPEN WORLDWIDE
  PORTFOLIO--INSTITUTIONAL SHARES
without any Riders................  $228.74  $  704.98  $1,207.41  $2,587.72
with EBB Rider....................  $259.64  $  797.79  $1,362.12  $2,895.99
MFS(R) INVESTORS TRUST
  SERIES--INITIAL CLASS
without any Riders................  $260.41  $  800.10  $1,365.96  $2,903.59
with EBB Rider....................  $291.22  $  892.03  $1,518.19  $3,201.62
MFS(R) RESEARCH SERIES--INITIAL
  CLASS
without any Riders................  $264.50  $  812.33  $1,386.26  $2,943.64
with EBB Rider....................  $295.30  $  904.15  $1,538.19  $3,240.39
MFS(R) UTILITIES SERIES--SERVICE
  CLASS
without any Riders................  $282.89  $  867.24  $1,477.23  $3,121.94
with EBB Rider....................  $313.64  $  958.56  $1,627.74  $3,412.91
NEUBERGER BERMAN AMT MID-CAP
  GROWTH PORTFOLIO--CLASS S
without any Riders................  $295.16  $  903.74  $1,537.50  $3,239.05
with EBB Rider....................  $325.86  $  994.72  $1,687.07  $3,526.22
ROYCE MICRO-CAP
  PORTFOLIO--INVESTMENT CLASS
without any Riders................  $309.46  $  946.19  $1,607.41  $3,373.91
with EBB Rider....................  $340.13  $1,036.79  $1,755.90  $3,656.72
ROYCE SMALL-CAP
  PORTFOLIO--INVESTMENT CLASS
without any Riders................  $283.92  $  870.29  $1,482.27  $3,131.76
with EBB Rider....................  $314.66  $  961.58  $1,632.69  $3,422.41

                                                EXPENSES IF YOU                              EXPENSES IF YOU
                                             ANNUITIZE YOUR POLICY                        SURRENDER YOUR POLICY
                                  ------------------------------------------   ------------------------------------------
INVESTMENT DIVISION                  1 YR       3 YR       5 YR      10 YR        1 YR       3 YR       5 YR      10 YR
-------------------               ---------  ---------  ---------  ---------   ---------  ---------  ---------  ---------
T. ROWE PRICE EQUITY INCOME
  PORTFOLIO
without any Riders..............  $  906.47  $  803.17  $1,371.05  $2,913.63   $  906.47  $1,479.34  $1,877.35  $2,913.63
with EBB Rider..................  $  935.33  $  895.08  $1,523.21  $3,211.35   $  935.33  $1,565.16  $2,021.94  $3,211.35
VAN ECK WORLDWIDE HARD ASSETS
without any Riders..............  $  920.83  $  848.96  $1,446.99  $3,062.86   $  920.83  $1,522.10  $1,949.51  $3,062.86
with EBB Rider..................  $  949.65  $  940.44  $1,597.95  $3,355.73   $  949.65  $1,607.52  $2,092.96  $3,355.73
VAN KAMPEN'S UIF EMERGING
  MARKETS EQUITY
  PORTFOLIO--CLASS I
without any Riders..............  $  980.19  $1,036.77  $1,755.87  $3,656.66   $  980.19  $1,697.47  $2,243.01  $3,656.66
with EBB Rider..................  $1,008.84  $1,126.52  $1,902.01  $3,930.24   $1,008.84  $1,781.28  $2,381.87  $3,930.24
VICTORY VIF DIVERSIFIED
  STOCK--CLASS A SHARES
without any Riders..............  $  941.89  $  915.87  $1,557.51  $3,277.78   $  941.89  $1,584.58  $2,054.53  $3,277.78
with EBB Rider..................  $  970.65  $1,006.75  $1,706.77  $3,563.68   $  970.65  $1,669.44  $2,196.36  $3,563.68
                                           EXPENSES IF YOU DO NOT
                                            SURRENDER YOUR POLICY
                                  ----------------------------------------
INVESTMENT DIVISION                 1 YR      3 YR       5 YR      10 YR
-------------------               -------  ---------  ---------  ---------
T. ROWE PRICE EQUITY INCOME
  PORTFOLIO
without any Riders..............  $261.44  $  803.17  $1,371.05  $2,913.63
with EBB Rider..................  $292.25  $  895.08  $1,523.21  $3,211.35
VAN ECK WORLDWIDE HARD ASSETS
without any Riders..............  $276.76  $  848.96  $1,446.99  $3,062.86
with EBB Rider..................  $307.52  $  940.44  $1,597.95  $3,355.73
VAN KAMPEN'S UIF EMERGING
  MARKETS EQUITY
  PORTFOLIO--CLASS I
without any Riders..............  $340.12  $1,036.77  $1,755.87  $3,656.66
with EBB Rider..................  $370.69  $1,126.52  $1,902.01  $3,930.24
VICTORY VIF DIVERSIFIED
  STOCK--CLASS A SHARES
without any Riders..............  $299.24  $  915.87  $1,557.51  $3,277.78
with EBB Rider..................  $329.94  $1,006.75  $1,706.77  $3,563.68

FOR POLICIES INVESTING IN SEPARATE ACCOUNT--I AND II:



                                                   EXPENSES IF YOU                           EXPENSES IF YOU
                                                ANNUITIZE YOUR POLICY                     SURRENDER YOUR POLICY
                                       --------------------------------------   ----------------------------------------
INVESTMENT DIVISION                      1 YR     3 YR      5 YR      10 YR       1 YR      3 YR       5 YR      10 YR
-------------------                    -------  -------  ---------  ---------   -------  ---------  ---------  ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders...................  $890.08  $750.75  $1,283.83  $2,740.66   $890.08  $1,430.39  $1,794.47  $2,740.66
with EBB Rider.......................  $918.91  $842.87  $1,436.90  $3,043.09   $918.91  $1,516.41  $1,939.92  $3,043.09

MAINSTAY VP BOND--INITIAL CLASS
without any Riders...................  $839.18  $586.72  $1,008.85  $2,184.26   $839.18  $1,277.22  $1,533.16  $2,184.26
with EBB Rider.......................  $868.17  $680.33  $1,166.16  $2,504.62   $868.17  $1,364.64  $1,682.65  $2,504.62

MAINSTAY VP CAPITAL
  APPRECIATION--INITIAL CLASS
without any Riders...................  $849.74  $620.91  $1,066.42  $2,302.15   $849.74  $1,309.15  $1,587.87  $2,302.15
with EBB Rider.......................  $878.69  $714.21  $1,222.85  $2,618.72   $878.69  $1,396.27  $1,736.52  $2,618.72

MAINSTAY VP CASH MANAGEMENT
without any Riders...................  $834.38  $571.15  $  982.58  $2,130.25   $834.38  $1,262.68  $1,508.19  $2,130.25
with EBB Rider.......................  $863.37  $664.91  $1,140.30  $2,452.35   $863.37  $1,350.23  $1,658.08  $2,452.35

MAINSTAY VP COMMON STOCK--INITIAL
  CLASS
without any Riders...................  $843.98  $602.26  $1,035.03  $2,237.97   $843.98  $1,291.73  $1,558.03  $2,237.97
with EBB Rider.......................  $872.95  $695.73  $1,191.96  $2,556.63   $872.95  $1,379.02  $1,707.16  $2,556.63

MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without any Riders...................  $887.20  $741.52  $1,268.44  $2,709.95   $887.20  $1,421.77  $1,779.84  $2,709.95
with EBB Rider.......................  $916.04  $833.72  $1,421.74  $3,013.37   $916.04  $1,507.87  $1,925.52  $3,013.37

MAINSTAY VP CONVERTIBLE--INITIAL
  CLASS
without any Riders...................  $850.71  $624.01  $1,071.64  $2,312.80   $850.71  $1,312.04  $1,592.83  $2,312.80
with EBB Rider.......................  $879.66  $717.29  $1,228.00  $2,629.04   $879.66  $1,399.15  $1,741.41  $2,629.04

MAINSTAY VP DEVELOPING
  GROWTH--INITIAL CLASS
without any Riders...................  $877.60  $710.69  $1,216.96  $2,606.89   $877.60  $1,392.98  $1,730.92  $2,606.89
with EBB Rider.......................  $906.47  $803.17  $1,371.05  $2,913.63   $906.47  $1,479.34  $1,877.35  $2,913.63

MAINSTAY VP FLOATING RATE--SERVICE
  CLASS
without any Riders...................  $876.64  $707.59  $1,211.78  $2,596.51   $876.64  $1,390.09  $1,726.00  $2,596.51
with EBB Rider.......................  $905.51  $800.10  $1,365.96  $2,903.59   $905.51  $1,476.47  $1,872.51  $2,903.59

MAINSTAY VP GOVERNMENT--INITIAL CLASS
without any Riders...................  $841.10  $592.94  $1,019.33  $2,205.78   $841.10  $1,283.03  $1,543.11  $2,205.78
with EBB Rider.......................  $870.08  $686.50  $1,176.48  $2,525.46   $870.08  $1,370.40  $1,692.46  $2,525.46

MAINSTAY VP GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders...................  $900.65  $784.57  $1,340.15  $2,852.54   $900.65  $1,461.97  $1,847.99  $2,852.54
with EBB Rider.......................  $929.45  $876.38  $1,492.34  $3,151.37   $929.45  $1,547.71  $1,992.61  $3,151.37

MAINSTAY VP HIGH YIELD CORPORATE
  BOND--INITIAL CLASS
without any Riders...................  $845.90  $608.48  $1,045.51  $2,259.43   $845.90  $1,297.54  $1,567.99  $2,259.43
with EBB Rider.......................  $874.86  $701.90  $1,202.27  $2,577.38   $874.86  $1,384.77  $1,716.96  $2,577.38

MAINSTAY VP ICAP SELECT
  EQUITY--INITIAL CLASS
without any Riders...................  $866.08  $673.60  $1,154.88  $2,481.84   $866.08  $1,358.35  $1,671.93  $2,481.84
with EBB Rider.......................  $894.98  $766.42  $1,309.94  $2,792.61   $894.98  $1,445.02  $1,819.28  $2,792.61
                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                       --------------------------------------
INVESTMENT DIVISION                      1 YR     3 YR      5 YR      10 YR
-------------------                    -------  -------  ---------  ---------
MAINSTAY VP BALANCED--SERVICE CLASS
without any Riders...................  $243.95  $750.75  $1,283.83  $2,740.66
with EBB Rider.......................  $274.72  $842.87  $1,436.90  $3,043.09

MAINSTAY VP BOND--INITIAL CLASS
without any Riders...................  $189.63  $586.72  $1,008.85  $2,184.26
with EBB Rider.......................  $220.56  $680.33  $1,166.16  $2,504.62

MAINSTAY VP CAPITAL
  APPRECIATION--INITIAL CLASS
without any Riders...................  $200.90  $620.91  $1,066.42  $2,302.15
with EBB Rider.......................  $231.80  $714.21  $1,222.85  $2,618.72

MAINSTAY VP CASH MANAGEMENT
without any Riders...................  $184.50  $571.15  $  982.58  $2,130.25
with EBB Rider.......................  $215.45  $664.91  $1,140.30  $2,452.35

MAINSTAY VP COMMON STOCK--INITIAL
  CLASS
without any Riders...................  $194.75  $602.26  $1,035.03  $2,237.97
with EBB Rider.......................  $225.67  $695.73  $1,191.96  $2,556.63

MAINSTAY VP CONSERVATIVE
  ALLOCATION--SERVICE CLASS
without any Riders...................  $240.88  $741.52  $1,268.44  $2,709.95
with EBB Rider.......................  $271.66  $833.72  $1,421.74  $3,013.37

MAINSTAY VP CONVERTIBLE--INITIAL
  CLASS
without any Riders...................  $201.93  $624.01  $1,071.64  $2,312.80
with EBB Rider.......................  $232.82  $717.29  $1,228.00  $2,629.04

MAINSTAY VP DEVELOPING
  GROWTH--INITIAL CLASS
without any Riders...................  $230.63  $710.69  $1,216.96  $2,606.89
with EBB Rider.......................  $261.44  $803.17  $1,371.05  $2,913.63

MAINSTAY VP FLOATING RATE--SERVICE
  CLASS
without any Riders...................  $229.60  $707.59  $1,211.78  $2,596.51
with EBB Rider.......................  $260.41  $800.10  $1,365.96  $2,903.59

MAINSTAY VP GOVERNMENT--INITIAL CLASS
without any Riders...................  $191.68  $592.94  $1,019.33  $2,205.78
with EBB Rider.......................  $222.60  $686.50  $1,176.48  $2,525.46

MAINSTAY VP GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders...................  $255.23  $784.57  $1,340.15  $2,852.54
with EBB Rider.......................  $285.96  $876.38  $1,492.34  $3,151.37

MAINSTAY VP HIGH YIELD CORPORATE
  BOND--INITIAL CLASS
without any Riders...................  $196.80  $608.48  $1,045.51  $2,259.43
with EBB Rider.......................  $227.71  $701.90  $1,202.27  $2,577.38

MAINSTAY VP ICAP SELECT
  EQUITY--INITIAL CLASS
without any Riders...................  $218.33  $673.60  $1,154.88  $2,481.84
with EBB Rider.......................  $249.18  $766.42  $1,309.94  $2,792.61

                                                   EXPENSES IF YOU                           EXPENSES IF YOU
                                                ANNUITIZE YOUR POLICY                     SURRENDER YOUR POLICY
                                       --------------------------------------   ----------------------------------------
INVESTMENT DIVISION                      1 YR     3 YR      5 YR      10 YR       1 YR      3 YR       5 YR      10 YR
-------------------                    -------  -------  ---------  ---------   -------  ---------  ---------  ---------
MAINSTAY VP INTERNATIONAL
  EQUITY--INITIAL CLASS
without any Riders...................  $884.32  $732.27  $1,253.01  $2,679.13   $884.32  $1,413.14  $1,765.18  $2,679.13
with EBB Rider.......................  $913.17  $824.54  $1,406.53  $2,983.54   $913.17  $1,499.30  $1,911.07  $2,983.54
MAINSTAY VP LARGE CAP GROWTH--INITIAL
  CLASS
without any Riders...................  $864.15  $667.41  $1,144.50  $2,460.85   $864.15  $1,352.57  $1,662.06  $2,460.85
with EBB Rider.......................  $893.06  $760.28  $1,299.72  $2,772.30   $893.06  $1,439.30  $1,809.57  $2,772.30
MAINSTAY VP MID CAP CORE--INITIAL
  CLASS
without any Riders...................  $876.64  $707.59  $1,211.78  $2,596.51   $876.64  $1,390.09  $1,726.00  $2,596.51
with EBB Rider.......................  $905.51  $800.10  $1,365.96  $2,903.59   $905.51  $1,476.47  $1,872.51  $2,903.59
MAINSTAY VP MID CAP GROWTH--INITIAL
  CLASS
without any Riders...................  $865.11  $670.50  $1,149.69  $2,471.34   $865.11  $1,355.46  $1,667.00  $2,471.34
with EBB Rider.......................  $894.01  $763.34  $1,304.83  $2,782.46   $894.01  $1,442.15  $1,814.42  $2,782.46
MAINSTAY VP MID CAP VALUE--INITIAL
  CLASS
without any Riders...................  $860.31  $655.02  $1,123.73  $2,418.77   $860.31  $1,341.00  $1,642.33  $2,418.77
with EBB Rider.......................  $889.23  $748.02  $1,279.27  $2,731.56   $889.23  $1,427.84  $1,790.14  $2,731.56
MAINSTAY VP MODERATE
  ALLOCATION--SERVICE CLASS
without any Riders...................  $892.00  $756.91  $1,294.10  $2,761.10   $892.00  $1,436.15  $1,804.23  $2,761.10
with EBB Rider.......................  $920.83  $848.96  $1,446.99  $3,062.86   $920.83  $1,522.10  $1,949.51  $3,062.86
MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders...................  $897.76  $775.35  $1,324.81  $2,822.16   $897.76  $1,453.36  $1,833.41  $2,822.16
with EBB Rider.......................  $926.57  $867.24  $1,477.23  $3,121.94   $926.57  $1,539.17  $1,978.25  $3,121.94
MAINSTAY VP S&P 500 INDEX--INITIAL
  CLASS
without any Riders...................  $819.97  $524.35  $  903.46  $1,966.62   $819.97  $1,218.98  $1,433.00  $1,966.62
with EBB Rider.......................  $849.01  $618.54  $1,062.43  $2,294.01   $849.01  $1,306.94  $1,584.07  $2,294.01
MAINSTAY VP SMALL CAP GROWTH--INITIAL
  CLASS
without any Riders...................  $881.44  $723.02  $1,237.56  $2,648.21   $881.44  $1,404.50  $1,750.50  $2,648.21
with EBB Rider.......................  $910.30  $815.39  $1,391.35  $2,953.64   $910.30  $1,490.75  $1,896.64  $2,953.64
MAINSTAY VP TOTAL RETURN--INITIAL
  CLASS
without any Riders...................  $849.74  $620.91  $1,066.42  $2,302.15   $849.74  $1,309.15  $1,587.87  $2,302.15
with EBB Rider.......................  $878.69  $714.21  $1,222.85  $2,618.72   $878.69  $1,396.27  $1,736.52  $2,618.72
ALGER AMERICAN SMALLCAP GROWTH--CLASS
  O SHARES*
without any Riders...................  $874.71  $701.42  $1,201.46  $2,575.75   $874.71  $1,384.33  $1,716.19  $2,575.75
with EBB Rider.......................  $903.59  $793.98  $1,355.80  $2,883.50   $903.59  $1,470.76  $1,862.85  $2,883.50
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders...................  $874.71  $701.42  $1,201.46  $2,575.75   $874.71  $1,384.33  $1,716.19  $2,575.75
with EBB Rider.......................  $903.59  $793.98  $1,355.80  $2,883.50   $903.59  $1,470.76  $1,862.85  $2,883.50
                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                       --------------------------------------
INVESTMENT DIVISION                      1 YR     3 YR      5 YR      10 YR
-------------------                    -------  -------  ---------  ---------
MAINSTAY VP INTERNATIONAL
  EQUITY--INITIAL CLASS
without any Riders...................  $237.80  $732.27  $1,253.01  $2,679.13
with EBB Rider.......................  $268.59  $824.54  $1,406.53  $2,983.54
MAINSTAY VP LARGE CAP GROWTH--INITIAL
  CLASS
without any Riders...................  $216.28  $667.41  $1,144.50  $2,460.85
with EBB Rider.......................  $247.13  $760.28  $1,299.72  $2,772.30
MAINSTAY VP MID CAP CORE--INITIAL
  CLASS
without any Riders...................  $229.60  $707.59  $1,211.78  $2,596.51
with EBB Rider.......................  $260.41  $800.10  $1,365.96  $2,903.59
MAINSTAY VP MID CAP GROWTH--INITIAL
  CLASS
without any Riders...................  $217.30  $670.50  $1,149.69  $2,471.34
with EBB Rider.......................  $248.15  $763.34  $1,304.83  $2,782.46
MAINSTAY VP MID CAP VALUE--INITIAL
  CLASS
without any Riders...................  $212.18  $655.02  $1,123.73  $2,418.77
with EBB Rider.......................  $243.04  $748.02  $1,279.27  $2,731.56
MAINSTAY VP MODERATE
  ALLOCATION--SERVICE CLASS
without any Riders...................  $246.00  $756.91  $1,294.10  $2,761.10
with EBB Rider.......................  $276.76  $848.96  $1,446.99  $3,062.86
MAINSTAY VP MODERATE GROWTH
  ALLOCATION--SERVICE CLASS
without any Riders...................  $252.15  $775.35  $1,324.81  $2,822.16
with EBB Rider.......................  $282.89  $867.24  $1,477.23  $3,121.94
MAINSTAY VP S&P 500 INDEX--INITIAL
  CLASS
without any Riders...................  $169.13  $524.35  $  903.46  $1,966.62
with EBB Rider.......................  $200.12  $618.54  $1,062.43  $2,294.01
MAINSTAY VP SMALL CAP GROWTH--INITIAL
  CLASS
without any Riders...................  $234.73  $723.02  $1,237.56  $2,648.21
with EBB Rider.......................  $265.53  $815.39  $1,391.35  $2,953.64
MAINSTAY VP TOTAL RETURN--INITIAL
  CLASS
without any Riders...................  $200.90  $620.91  $1,066.42  $2,302.15
with EBB Rider.......................  $231.80  $714.21  $1,222.85  $2,618.72
ALGER AMERICAN SMALLCAP GROWTH--CLASS
  O SHARES*
without any Riders...................  $227.55  $701.42  $1,201.46  $2,575.75
with EBB Rider.......................  $258.37  $793.98  $1,355.80  $2,883.50
CVS CALVERT SOCIAL BALANCED PORTFOLIO
without any Riders...................  $227.55  $701.42  $1,201.46  $2,575.75
with EBB Rider.......................  $258.37  $793.98  $1,355.80  $2,883.50





* No premiums or transfers will be accepted into this Investment Division from policyowners who did not have a portion of their Accumulation Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all Accumulation Value allocations from this Investment Division will not be permitted to reallocate any portion of their Accumulation Value to this Investment Division.

                                                   EXPENSES IF YOU                           EXPENSES IF YOU
                                                ANNUITIZE YOUR POLICY                     SURRENDER YOUR POLICY
                                       --------------------------------------   ----------------------------------------
INVESTMENT DIVISION                      1 YR     3 YR      5 YR      10 YR       1 YR      3 YR       5 YR      10 YR
-------------------                    -------  -------  ---------  ---------   -------  ---------  ---------  ---------
COLUMBIA SMALL CAP VALUE FUND,
  VARIABLE SERIES--CLASS B
without any Riders...................  $895.84  $769.21  $1,314.58  $2,801.83   $895.84  $1,447.63  $1,823.69  $2,801.83
with EBB Rider.......................  $924.66  $861.15  $1,467.17  $3,102.28   $924.66  $1,533.48  $1,968.68  $3,102.28
DREYFUS IP TECHNOLOGY GROWTH--INITIAL
  SHARES
without any Riders...................  $868.95  $682.88  $1,170.42  $2,513.23   $868.95  $1,367.02  $1,686.70  $2,513.23
with EBB Rider.......................  $897.84  $775.62  $1,325.25  $2,823.00   $897.84  $1,453.62  $1,833.83  $2,823.00
FIDELITY(R) VIP
  CONTRAFUND(R)--INITIAL CLASS
without any Riders...................  $849.74  $620.91  $1,066.42  $2,302.15   $849.74  $1,309.15  $1,587.87  $2,302.15
with EBB Rider.......................  $878.69  $714.21  $1,222.85  $2,618.72   $878.69  $1,396.27  $1,736.52  $2,618.72
FIDELITY(R) VIP EQUITY-
  INCOME--INITIAL CLASS
without any Riders...................  $841.10  $592.94  $1,019.33  $2,205.78   $841.10  $1,283.03  $1,543.11  $2,205.78
with EBB Rider.......................  $870.08  $686.50  $1,176.48  $2,525.46   $870.08  $1,370.40  $1,692.46  $2,525.46
FIDELITY(R) VIP MID CAP--SERVICE
  CLASS 2
without any Riders...................  $875.68  $704.51  $1,206.63  $2,586.14   $875.68  $1,387.21  $1,721.11  $2,586.14
with EBB Rider.......................  $904.55  $797.04  $1,360.88  $2,893.54   $904.55  $1,473.62  $1,867.68  $2,893.54
JANUS ASPEN BALANCED
  PORTFOLIO--INSTITUTIONAL SHARES
without any Riders...................  $841.10  $592.94  $1,019.33  $2,205.78   $841.10  $1,283.03  $1,543.11  $2,205.78
with EBB Rider.......................  $870.08  $686.50  $1,176.48  $2,525.46   $870.08  $1,370.40  $1,692.46  $2,525.46
JANUS ASPEN WORLDWIDE
  PORTFOLIO--INSTITUTIONAL SHARES
without any Riders...................  $837.26  $580.50  $  998.35  $2,162.70   $837.26  $1,271.41  $1,523.18  $2,162.70
with EBB Rider.......................  $866.25  $674.16  $1,155.82  $2,483.74   $866.25  $1,358.87  $1,672.83  $2,483.74
MFS(R) INVESTORS TRUST
  SERIES--INITIAL CLASS
without any Riders...................  $867.03  $676.69  $1,160.06  $2,492.32   $867.03  $1,361.24  $1,676.85  $2,492.32
with EBB Rider.......................  $895.93  $769.49  $1,315.04  $2,802.74   $895.93  $1,447.89  $1,824.13  $2,802.74
MFS(R) RESEARCH SERIES--INITIAL CLASS
without any Riders...................  $870.87  $689.06  $1,180.78  $2,534.12   $870.87  $1,372.79  $1,696.54  $2,534.12
with EBB Rider.......................  $899.76  $781.74  $1,335.44  $2,843.21   $899.76  $1,459.33  $1,843.51  $2,843.21
MFS(R) UTILITIES SERIES--SERVICE
  CLASS
without any Riders...................  $888.16  $744.59  $1,273.57  $2,720.20   $888.16  $1,424.64  $1,784.72  $2,720.20
with EBB Rider.......................  $917.00  $836.76  $1,426.78  $3,023.28   $917.00  $1,510.71  $1,930.31  $3,023.28
NEUBERGER BERMAN AMT MID-CAP GROWTH
  PORTFOLIO--CLASS S
without any Riders...................  $899.69  $781.50  $1,335.04  $2,842.42   $899.69  $1,459.11  $1,843.13  $2,842.42
with EBB Rider.......................  $928.49  $873.33  $1,487.30  $3,141.56   $928.49  $1,544.86  $1,987.82  $3,141.56
ROYCE MICRO-CAP PORTFOLIO--INVESTMENT
  CLASS
without any Riders...................  $913.13  $824.44  $1,406.36  $2,983.18   $913.13  $1,499.20  $1,910.90  $2,983.18
with EBB Rider.......................  $941.89  $915.87  $1,557.51  $3,277.78   $941.89  $1,584.58  $2,054.53  $3,277.78
ROYCE SMALL-CAP PORTFOLIO--INVESTMENT
  CLASS
without any Riders...................  $889.13  $747.68  $1,278.71  $2,730.45   $889.13  $1,427.53  $1,789.60  $2,730.45
with EBB Rider.......................  $917.96  $839.81  $1,431.83  $3,033.19   $917.96  $1,513.56  $1,935.11  $3,033.19
                                               EXPENSES IF YOU DO NOT
                                                SURRENDER YOUR POLICY
                                       --------------------------------------
INVESTMENT DIVISION                      1 YR     3 YR      5 YR      10 YR
-------------------                    -------  -------  ---------  ---------
COLUMBIA SMALL CAP VALUE FUND,
  VARIABLE SERIES--CLASS B
without any Riders...................  $250.10  $769.21  $1,314.58  $2,801.83
with EBB Rider.......................  $280.85  $861.15  $1,467.17  $3,102.28
DREYFUS IP TECHNOLOGY GROWTH--INITIAL
  SHARES
without any Riders...................  $221.40  $682.88  $1,170.42  $2,513.23
with EBB Rider.......................  $252.24  $775.62  $1,325.25  $2,823.00
FIDELITY(R) VIP
  CONTRAFUND(R)--INITIAL CLASS
without any Riders...................  $200.90  $620.91  $1,066.42  $2,302.15
with EBB Rider.......................  $231.80  $714.21  $1,222.85  $2,618.72
FIDELITY(R) VIP EQUITY-
  INCOME--INITIAL CLASS
without any Riders...................  $191.68  $592.94  $1,019.33  $2,205.78
with EBB Rider.......................  $222.60  $686.50  $1,176.48  $2,525.46
FIDELITY(R) VIP MID CAP--SERVICE
  CLASS 2
without any Riders...................  $228.58  $704.51  $1,206.63  $2,586.14
with EBB Rider.......................  $259.39  $797.04  $1,360.88  $2,893.54
JANUS ASPEN BALANCED
  PORTFOLIO--INSTITUTIONAL SHARES
without any Riders...................  $191.68  $592.94  $1,019.33  $2,205.78
with EBB Rider.......................  $222.60  $686.50  $1,176.48  $2,525.46
JANUS ASPEN WORLDWIDE
  PORTFOLIO--INSTITUTIONAL SHARES
without any Riders...................  $187.58  $580.50  $  998.35  $2,162.70
with EBB Rider.......................  $218.52  $674.16  $1,155.82  $2,483.74
MFS(R) INVESTORS TRUST
  SERIES--INITIAL CLASS
without any Riders...................  $219.35  $676.69  $1,160.06  $2,492.32
with EBB Rider.......................  $250.19  $769.49  $1,315.04  $2,802.74
MFS(R) RESEARCH SERIES--INITIAL CLASS
without any Riders...................  $223.45  $689.06  $1,180.78  $2,534.12
with EBB Rider.......................  $254.28  $781.74  $1,335.44  $2,843.21
MFS(R) UTILITIES SERIES--SERVICE
  CLASS
without any Riders...................  $241.90  $744.59  $1,273.57  $2,720.20
with EBB Rider.......................  $272.67  $836.76  $1,426.78  $3,023.28
NEUBERGER BERMAN AMT MID-CAP GROWTH
  PORTFOLIO--CLASS S
without any Riders...................  $254.20  $781.50  $1,335.04  $2,842.42
with EBB Rider.......................  $284.94  $873.33  $1,487.30  $3,141.56
ROYCE MICRO-CAP PORTFOLIO--INVESTMENT
  CLASS
without any Riders...................  $268.55  $824.44  $1,406.36  $2,983.18
with EBB Rider.......................  $299.24  $915.87  $1,557.51  $3,277.78
ROYCE SMALL-CAP PORTFOLIO--INVESTMENT
  CLASS
without any Riders...................  $242.93  $747.68  $1,278.71  $2,730.45
with EBB Rider.......................  $273.70  $839.81  $1,431.83  $3,033.19

                                                 EXPENSES IF YOU                            EXPENSES IF YOU
                                              ANNUITIZE YOUR POLICY                      SURRENDER YOUR POLICY
                                    ----------------------------------------   ----------------------------------------
INVESTMENT DIVISION                   1 YR      3 YR       5 YR      10 YR       1 YR      3 YR       5 YR      10 YR
-------------------                 -------  ---------  ---------  ---------   -------  ---------  ---------  ---------
T. ROWE PRICE EQUITY INCOME
  PORTFOLIO
without any Riders................  $868.00  $  679.79  $1,165.25  $2,502.78   $868.00  $1,364.13  $1,681.78  $2,502.78
with EBB Rider....................  $896.89  $  772.56  $1,320.16  $2,812.90   $896.89  $1,450.76  $1,828.99  $2,812.90
VAN ECK WORLDWIDE HARD ASSETS
without any Riders................  $882.40  $  726.10  $1,242.71  $2,658.53   $882.40  $1,407.37  $1,755.39  $2,658.53
with EBB Rider....................  $911.25  $  818.44  $1,396.41  $2,963.61   $911.25  $1,493.60  $1,901.45  $2,963.61
VAN KAMPEN'S UIF EMERGING MARKETS
  EQUITY PORTFOLIO--CLASS I
without any Riders................  $941.94  $  916.04  $1,557.78  $3,278.30   $941.94  $1,584.74  $2,054.79  $3,278.30
with EBB Rider....................  $970.62  $1,006.64  $1,706.59  $3,563.34   $970.62  $1,669.34  $2,196.18  $3,563.34
VICTORY VIF DIVERSIFIED
  STOCK--CLASS A SHARES
without any Riders................  $903.53  $  793.78  $1,355.46  $2,882.84   $903.53  $1,470.57  $1,862.54  $2,882.84
with EBB Rider....................  $932.32  $  885.49  $1,507.41  $3,180.66   $932.32  $1,556.22  $2,006.92  $3,180.66
                                             EXPENSES IF YOU DO NOT
                                              SURRENDER YOUR POLICY
                                    ----------------------------------------
INVESTMENT DIVISION                   1 YR      3 YR       5 YR      10 YR
-------------------                 -------  ---------  ---------  ---------
T. ROWE PRICE EQUITY INCOME
  PORTFOLIO
without any Riders................  $220.38  $  679.79  $1,165.25  $2,502.78
with EBB Rider....................  $251.22  $  772.56  $1,320.16  $2,812.90
VAN ECK WORLDWIDE HARD ASSETS
without any Riders................  $235.75  $  726.10  $1,242.71  $2,658.53
with EBB Rider....................  $266.54  $  818.44  $1,396.41  $2,963.61
VAN KAMPEN'S UIF EMERGING MARKETS
  EQUITY PORTFOLIO--CLASS I
without any Riders................  $299.30  $  916.04  $1,557.78  $3,278.30
with EBB Rider....................  $329.90  $1,006.64  $1,706.59  $3,563.34
VICTORY VIF DIVERSIFIED
  STOCK--CLASS A SHARES
without any Riders................  $258.30  $  793.78  $1,355.46  $2,882.84
with EBB Rider....................  $289.03  $  885.49  $1,507.41  $3,180.66

                           QUESTIONS AND ANSWERS ABOUT
                 NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY

     NOTE: THE FOLLOWING SECTION CONTAINS BRIEF QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY. YOU SHOULD REFER TO THE BODY OF THIS PROSPECTUS FOR MORE DETAILED INFORMATION.

1. WHAT IS NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY?


     A New York Life Flexible Premium Variable Annuity is a deferred variable annuity policy. NYLIAC issues the policy. You may allocate premium payments to the Investment Divisions of the applicable Separate Account, 41 of which are available to all policyholders, as well as the Fixed Account. The Accumulation Value will fluctuate according to the performance of the Investment Divisions selected and the interest credited to the amounts in the Fixed Account.


2. WHERE CAN I ALLOCATE MY PREMIUM PAYMENTS?

     You can allocate your premium payments to one or more of the following Allocation Alternatives:

          (a) SEPARATE ACCOUNTS


               Separate Account I is used for Non-Qualified Policies and Separate Account II is used for Qualified Policies. Each of the Separate Accounts consists of 42 Investment Divisions 41 of which are available to all policyholders. They offer investments in domestic and international markets. When you allocate a premium payment to one of the Investment Divisions, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.



               Separate Account III currently consists of 71 Investment Divisions 41 of which are available to all policyholders. They offer investments in domestic and international markets. They are listed on the first page of this Prospectus. When you allocate a premium payment to one of the Investment Divisions, the Separate Account will invest your premium payment exclusively in shares of the corresponding Eligible Portfolio of the relevant Fund.


          (b) FIXED ACCOUNT

               Each premium payment, or the portion of any premium payment, you allocate to the Fixed Account will earn an interest rate at least equal to the guaranteed interest rate.

3. CAN I MAKE TRANSFERS AMONG THE INVESTMENT DIVISIONS AND THE FIXED ACCOUNT?

     You can transfer all or part of the Accumulation Value of your policy between the Investment Divisions or from the Investment Divisions to the Fixed Account at least 30 days before the Annuity Commencement Date but certain restrictions apply. Generally, you can transfer a minimum amount of $500, unless We agree otherwise. You can make transfers from the Fixed Account to the Investment Divisions but certain restrictions apply. (See "THE FIXED ACCOUNT.")

     You may not transfer money into the Fixed Account if you transferred money out of the Fixed Account during the previous six-month period.

4. WHAT CHARGES ARE ASSESSED AGAINST THE POLICY?

     For Policies Investing in Separate Accounts-I & II:

     Before the date We start making Income Payments to you, We will deduct a policy service charge on each Policy Anniversary and upon surrender of the policy if on that date the Accumulation Value is below $10,000. This charge will be the lesser of $30 or 2.00% of the Accumulation Value at the end of the Policy Year or on the date of surrender. In addition, We deduct on a daily basis a charge for policy administration expenses. This charge is equal, on an annual basis, to 0.10% of the net asset value of the applicable Separate Account. (See "OTHER CHARGES.")

     For Policies Investing in Separate Account-III:

     Before the date We start making Income Payments to you, We will deduct a $30 policy service charge on each Policy Anniversary and upon surrender of the policy if on that date the Accumulation Value is below $20,000. In addition, We deduct on a daily basis a charge for policy administration expenses. This charge is equal, on an annual basis, to 0.20% of the net asset value of the Separate Account. (See "OTHER CHARGES.")

     The policies are also subject to a charge for certain mortality and expense risks NYLIAC assumes. We also deduct this charge on a daily basis. This charge is equal, on an annual basis, to 1.20% of the daily net asset value of the Separate Account. (See "OTHER CHARGES.")

     We impose a surrender charge on certain partial withdrawals and surrenders of the policies. This charge is assessed as a percentage of the amount withdrawn during the first nine Policy Years. The percentage declines after the first three Policy Years as follows:

POLICY YEAR                                                    SURRENDER CHARGE
-----------                                                    ----------------
 1...........................................................         7%
 2...........................................................         7%
 3...........................................................         7%
 4...........................................................         6%
 5...........................................................         5%
 6...........................................................         4%
 7...........................................................         3%
 8...........................................................         2%
 9...........................................................         1%
10+..........................................................         0%


     In no event will the aggregate surrender charge applied under the policy exceed eight and one-half percent (8.5%) of the total Premium Payments.


     You can make withdrawals from the policy free of surrender charges based on certain limitations. In any one Policy Year, you may withdraw free of a surrender charge the greatest of: (a) 10% of the Accumulation Value at the time of the withdrawal, less any prior Surrender Charge free withdrawals during the Policy Year; (b) the Accumulation Value less the accumulated premium payments; or (c) 10% of the Accumulation Value as of the prior Policy Anniversary (10% of the premium payment if the withdrawal is made in the first Policy Year), less any prior Surrender Charge free withdrawals during the Policy Year. (See "CHARGES AND DEDUCTIONS--Surrender Charges" and "EXCEPTIONS TO SURRENDER CHARGES.")


     If you select the Enhanced Beneficiary Benefit ("EBB") Rider (in jurisdictions where available), We will deduct a charge each policy quarter that the rider is in effect. We will deduct this charge beginning in the first policy quarter after the Policy Date. This charge will be deducted from each Investment Division and the Fixed Account, in proportion to its percentage of the Accumulation Value. The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. You should consult your Registered Representative to determine the percentage We are currently charging before you select this rider. The current charge for the EBB Rider is 0.30% of the policy's Accumulation Value, applied on a quarterly basis (0.075% per quarter). The original percentage you are charged for the EBB Rider will not change once your policy is issued. NYLIAC may in the future, charge up to the maximum annual amount described above for new policies.

     Finally, the value of the shares of each Fund reflects advisory fees, administration fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which are attached to this Prospectus.)

5. WHAT ARE THE MINIMUM INITIAL AND MAXIMUM ADDITIONAL PREMIUM PAYMENTS?

     Unless We permit otherwise, the minimum initial premium payment for Qualified Policies is as follows:

     (a) for Code Section 403(b) Tax Sheltered Annuities ("TSAs"), $50 per month or a $2,000 single premium;

     (b) for IRAs and Roth IRAs, $1,200 initial premium payment plus pre-authorized monthly deductions of $100 per month, or pre-authorized monthly deductions of $165 per month or a $2,000 single premium;

     (c) for deferred compensation plans, $50 per month; and

     (d) for SEP plans, $600 initial premium payment or $50 per month if part of a pre-authorized billing arrangement.

     (e) For SIMPLE IRAs, $4,000 initial premium payment and, if part of a pre-authorized billing arrangement; an additional $50 per month.

     For Qualified Policies you may not make premium payments in excess of the amount permitted by law for the plan indicated.

     For Non-Qualified Policies, the minimum initial premium payment is a $5,000 single premium or a $2,500 premium payment plus $50 per month as either a pre-authorized monthly deduction or as part of a pre-authorized monthly billing arrangement. Additional premium payments must be at least $50 each or such lower amount as We may permit at any time. You have a choice of sending premium payments directly to NYLIAC at one of the addresses listed in Question 17 of this Prospectus or through pre-authorized monthly deductions from banks, credit unions or similar accounts and public or private employee payroll deductions. The maximum aggregate amount of premium payments We accept without prior approval is $1,000,000.

     For policies investing in Separate Accounts-I and II that were issued for delivery in New York from August 1995 to August 1997, the following minimum initial and maximum additional premium payment requirements apply:

     (a) For Non-Qualified Policies, the minimum single premium payment is $2,500 plus $50 per month as either a pre-authorized monthly deduction or as part of a pre-authorized monthly billing arrangement. The maximum total dollar amount of premium payments in any Policy Year may not exceed $4,999.99.

     (b) For TSA policies, Section 457 deferred compensation plan policies, Simplified Employee Pension ("SEP") plan policies and any other Qualified Policies, premium payments may only be made through a pre-authorized billing arrangement. The maximum dollar amount of scheduled premium payments may not exceed the applicable annual plan limit as specified in the Internal Revenue Code.

     (c) For TSA transfer premium payments made to an existing TSA policy, the maximum dollar amount of transfer premium payments in the first Policy Year may not exceed $1,999.99. For any additional TSA transfer premium payments made in the second or subsequent Policy Years, the maximum total dollar amount of annual transfer premium payments may not exceed $4,999.99.

     (d) For Individual Retirement Annuity ("IRA") policies, the minimum premium payment is $1,200 initial and $100 scheduled under a pre-authorized monthly deduction arrangement, or $100 scheduled under a pre-authorized monthly deduction arrangement, or $2,000 lump sum. For any additional premium payments made in the second or subsequent Policy Years, the maximum total dollar amount of annual premium payments may not exceed $4,999.99.

6. HOW ARE PREMIUM PAYMENTS ALLOCATED?

     We will allocate the initial premium payment to the Investment Divisions and Fixed Account you have selected within two Business Days after receipt at the Cleveland or Dallas Service Center, subject to Our receipt of all information necessary to issue a policy. Subsequent premium payments will be allocated at the close of the Business Day on which they were received. (See "THE POLICIES--Policy Application and Premium Payments.") You may raise or lower the percentages (which must be in whole numbers), of the premium payment you place in each Allocation Alternative at the time you make a premium payment. The minimum amount which you may place in any one Allocation Alternative is $25, or such lower amount as We may permit. We reserve the right to limit the amount of a premium payment that may be placed in any one Allocation Alternative and the number of Investment Divisions to which you may allocate your Accumulation Value. ACCEPTANCE OF INITIAL AND ADDITIONAL PREMIUM PAYMENTS IS SUBJECT TO OUR SUITABILITY STANDARDS.

7. WHAT HAPPENS IF PREMIUM PAYMENTS ARE NOT MADE?

     If We do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals, outstanding loans and surrender charges are less than $2,000, We reserve the right to terminate your policy. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

8. CAN I WITHDRAW MONEY FROM THE POLICY BEFORE THE ANNUITY COMMENCEMENT DATE?

     You may make withdrawals from your policy before the Annuity Commencement Date and while the Annuitant is still alive. Your withdrawal request must be in a form that is acceptable to Us. Under most circumstances, you may make a minimum partial withdrawal of $500. Withdrawals may be subject to a surrender charge. In addition, you may have to pay income tax and a 10% penalty tax may apply if you are under age 59 1/2. (See "DISTRIBUTIONS UNDER THE POLICY" and "FEDERAL TAX MATTERS.") Please note that certain withdrawal requests must be made in writing and sent to NYLIAC's Variable Products Service Center. (See "DISTRIBUTIONS UNDER THE POLICY--Surrenders and Withdrawals--Partial Withdrawals and Periodic Partial Withdrawals.")

9. HOW WILL NYLIAC MAKE INCOME PAYMENTS ON THE ANNUITY COMMENCEMENT DATE?

     We will make Income Payments on a fixed basis. We do not currently offer a variable income payment option. We will make payments under the Life Income Payment Option over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. Fixed Income Payments will always be the same specified amount. (See "INCOME PAYMENTS.") We may offer other options, at Our discretion, where permitted by state law.


10. WHAT HAPPENS IF I DIE OR THE ANNUITANT DIES BEFORE THE ANNUITY COMMENCEMENT DATE?

     Unless amended by any rider attached to the policy, if you or the Annuitant dies before the Annuity Commencement Date, We will pay the Beneficiary(ies) under the policy an amount equal to the greater of:

     (a) the Accumulation Value, less any outstanding loan balance,

     (b) the sum of all premium payments made less any outstanding loan balance, partial withdrawals and surrender charges previously imposed, or

     (c) the "reset value" (as described in this Prospectus), plus any additional premium payments made since the most recent "reset date," less any outstanding loan balance, partial withdrawals and applicable surrender charges since the most recent "reset date." This feature is only available for policies investing in Separate Account-III.


     If the Beneficiary is the spouse (as defined under Federal law) of the Annuitant and the owner, see Question 11 below. (Also see "DEATH BEFORE ANNUITY COMMENCEMENT" and "FEDERAL TAX MATTERS.")


11. WHAT HAPPENS IF MY SPOUSE IS THE BENEFICIARY?


     If you are the owner and Annuitant and you die before the Annuity Commencement Date, your spouse (as defined under Federal law) may continue the policy as the new owner and Annuitant if he/she is also the sole primary Beneficiary of the policy (for Non-Qualified, IRA, Roth IRA, SIMPLE IRA and SEP policies only). If your spouse chooses to continue the policy, We will not pay the death benefit proceeds as a consequence of your death or the Annuitant's death. If you elect the EBB Rider and the Enhanced Spousal Continuance Rider ("ESC") Rider applies, see the EBB & ESC Riders.


12. CAN I RETURN THE POLICY AFTER IT IS DELIVERED?


     You can cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it to the NYLIAC Variable Products Service Center at one of the addresses listed in Question 15 of this Prospectus or to the Registered Representative through whom you purchased it, along with a written request for cancellation in a form acceptable to Us. Except in jurisdictions where you are entitled by law to receive the total of premium payments made under the policy less any prior withdrawals, We will promptly return the Accumulation Value calculated as of the Business Day that either the Registered Representative through whom you purchased the policy or NYLIAC's Variable Products Service Center receives the policy along with the written request for cancellation in a form acceptable to Us, but without any deduction for premium taxes or a surrender charge. (See "THE POLICIES--Your Right to Cancel ("Free Look").")


13. WHAT ABOUT VOTING RIGHTS?

     You can instruct NYLIAC how to vote shares of the Funds in which you have a voting interest through the Separate Account. (See "VOTING RIGHTS.")

14. ARE POLICY LOANS AVAILABLE?

     If you have purchased your policy in connection with a Code Section 403(b) Tax-Sheltered Annuity ("TSA") plan, you may be able to borrow some of your Accumulation Value subject to certain conditions. (See "LOANS.")

15. WHERE DO I SEND WRITTEN SERVICE REQUESTS TO THE NYLIAC VARIABLE PRODUCTS SERVICE CENTER?

     Certain service requests, including but not limited to death benefit claims and surrenders, are required to be in writing. All written service requests must be sent to the NYLIAC Variable Products Service Center ("VPSC") at one of the following addresses:


REGULAR MAIL  NYLIAC Variable Products Service Center
              Madison Square Station
              P.O. Box 922
              New York, NY 10159

EXPRESS MAIL  NYLIAC Variable Products Service Center
              51 Madison Avenue, Room 251
              New York, NY 10010


     Written service requests will be effective as of the Business Day they are received in a form acceptable to Us at VPSC at one of the addresses listed immediately above.


     Faxed or e-mailed requests are not acceptable and will not be honored at any time. All NYLIAC requirements must be met in order for Us to process your service requests. Please review all service request forms carefully and provide all required information that is applicable to the transaction. If all requirements are not met, We will not be able to process your service request. We will make every reasonable attempt to notify you in writing of this situation. It is important that you inform NYLIAC of an address change so that you can receive important policy statements.


16. HOW DO I CONTACT NYLIAC BY TELEPHONE OR BY THE INTERNET?

     A. BY TELEPHONE:

          Certain service requests, including but not limited to obtaining current unit values and speaking to a customer representative, may be effected by telephone. For telephonic requests, you must contact the NYLIAC Interactive Voice Response System ("IVR") toll-free by calling: (800) 598-2019. (See "THE POLICIES--Virtual Service Center and Interactive Voice Response System.")

     B. BY INTERNET:

          Certain service requests, including but not limited to transferring assets between investment options and e-mailing your Registered Representative, may be effected via the internet. For Internet-based requests, you must contact the NYLIAC Virtual Service Center ("VSC") at www.newyorklife.com/vsc and enter your user name and password. (See "THE POLICIES--Virtual Service Center and Interactive Voice Response System.")

     We make IVR and VSC services available at our discretion. In addition, availability of IVR and VSC services may be interrupted temporarily at certain times. We do not assume responsibility for any loss if service through IVR or VSC should become unavailable. We will not accept e-mailed requests for policy transactions or e-mails of imaged, signed service requests. E-mail inquiries that are non-transactional may be sent through Our Virtual Service Center once they have passed all security protocols to identify the policyowner.


     You may authorize Us to accept instructions from your Registered Representative or the registered service assistant assigned to your policy in order to perform premium allocations and transfers among Allocation Alternatives. To authorize the Registered Representative(s) or the registered service assistants assigned to your policy to perform premium allocations and transfers among Allocation Alternatives, you must send VPSC a completed Trading Authorization Form to one of the addresses listed in Question 15 of this Prospectus. We may revoke Trading Authorization privileges for certain policyowners (See "Limits on Transfers"). Trading Authorization may be elected, changed or canceled at any time. We will confirm all transactions in writing. Not all transactions are available on the Internet.



     NYLIAC is not liable for any loss, cost or expense for action on instructions which are believed to be genuine in accordance with the procedures. We must receive transfer requests no later than 4:00 p.m. Eastern Time in order to assure same day processing. We will process requests received after 4:00 p.m. Eastern Time on the next Business Day.

17. WHERE DO I SEND SUBSEQUENT PREMIUM PAYMENTS AND LOAN REPAYMENTS?

     Subsequent premium payments and loan repayments must be sent to one of the following addresses:


REGULAR MAIL  NYLIAC
              75 Remittance Drive
              Suite 3021
              Chicago, IL 60675-3021

EXPRESS MAIL  NYLIAC, Suite 3021
              c/o The Northern Trust Bank
              350 North Orleans Street
              Receipt & Dispatch, 8th Floor
              Chicago, IL 60654


     Subsequent premium payments and loan repayments will be credited as of the Business Day they are received in a form acceptable to Us at one of the addresses noted in this Question 17. Please note that initial premium payments are those made in connection with the issuance of a policy and are processed in accordance with our procedures. (See "THE POLICIES--Policy Application and Premium Payments.")

                              FINANCIAL STATEMENTS


     The consolidated balance sheet of NYLIAC as of December 31, 2008 and 2007, and the consolidated statements of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2008 (including the report of the independent registered public accounting firm); and the Separate Account statement of assets and liabilities as of December 31, 2008, and the statements of operations and of changes in net assets, and the financial highlights for each of the periods indicated in the Financial Statements (including the report of the independent registered public accounting firm), are included in the SAI. The independent registered public accounting firm is PricewaterhouseCoopers LLP, New York, NY.

                              SEPARATE ACCOUNT-III
                         CONDENSED FINANCIAL INFORMATION


     The following Accumulation Unit values and the number of Accumulation Units outstanding for each available Investment Division, for the fiscal years ended December 31 presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The financial statements for the year ending December 31, 2004 and for subsequent years are included in the Statement of Additional Information. The Accumulation Unit values and the number of Accumulation Units outstanding for each available Investment Division as of December 31, 2003 and preceding years, are derived from financial statements not included herein. Values and units shown are for full year periods beginning January 1 except where indicated. The policies were first offered on May 1, 1995.


     SOME INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED PRIOR TO JUNE 2, 2003 DIFFER FROM INVESTMENT DIVISIONS OFFERED IN POLICIES ISSUED ON OR AFTER JUNE 2, 2003. PLEASE REFER TO THE EXAMPLE SECTION OF THIS PROSPECTUS TO A LIST OF THE CORRESPONDING INVESTMENT DIVISIONS AVAILABLE TO YOU.


                                                                                                                        MAIN-
                                                                                                                        STAY
                                                                                                                         VP
                                                                                                                        BON-
                              MAINSTAY VP                                        MAINSTAY VP                           D--IN-
                               BALANCED--                                           BOND--                              ITIAL
                             SERVICE CLASS                                      SERVICE CLASS                           CLASS
                 -------------------------------------    ---------------------------------------------------------    ------
                  2008      2007      2006     2005(F)     2008      2007      2006      2005      2004     2003(B)     2008
                 ------    ------    ------    -------    ------    ------    ------    ------    ------    -------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $11.51    $11.38    $10.46     $10.00    $10.99    $10.49    $10.20    $10.15    $ 9.91     $10.00    $17.47
Accumulation
  Unit Value
  (end of
  period)......  $ 8.51    $11.51    $11.38     $10.46    $11.21    $10.99    $10.49    $10.20    $10.15     $ 9.91    $17.87
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   2,966     3,754     4,111      3,115     1,868     1,553     1,297     1,110       737        296     4,854
                                               MAINSTAY VP BOND--INITIAL CLASS
                 ------------------------------------------------------------------------------------------
                  2007      2006      2005       2004       2003       2002       2001      2000      1999
                 ------    ------    ------    -------    -------    -------    -------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $16.64    $16.14    $16.01    $ 15.60    $ 15.14    $ 14.02    $ 13.01    $12.02    $12.37
Accumulation
  Unit Value
  (end of
  period)......  $17.47    $16.64    $16.14    $ 16.01    $ 15.60    $ 15.14    $ 14.02    $13.01    $12.02
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   5,935     6,999     8,911     10,346     12,616     14,282     11,339     6,588     6,871






                                        MAINSTAY VP
                                   CAPITAL APPRECIATION--
                                       SERVICE CLASS                           MAINSTAY VP CAPITAL APPRECIATION--INITIAL CLASS
                 ---------------------------------------------------------    -------------------------------------------------
                  2008      2007      2006      2005      2004     2003(B)     2008      2007       2006       2005       2004
                 ------    ------    ------    ------    ------    -------    ------    ------    -------    -------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $13.83    $12.51    $12.17    $11.42    $11.15     $10.00    $20.37    $18.38    $ 17.85    $ 16.70    $ 16.26
Accumulation
  Unit Value
  (end of
  period)......  $ 8.31    $13.83    $12.51    $12.17    $11.42     $11.15    $12.28    $20.37    $ 18.38    $ 17.85    $ 16.70
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     841       888       859       788       653        248     7,796     9,739     12,330     15,825     20,255
                   MAINSTAY VP CAPITAL APPRECIATION--INITIAL CLASS
                 ---------------------------------------------------
                   2003       2002       2001       2000       1999
                 -------    -------    -------    -------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $ 12.98    $ 19.03    $ 25.14    $ 28.55    $ 23.09
Accumulation
  Unit Value
  (end of
  period)......  $ 16.26    $ 12.98    $ 19.03    $ 25.14    $ 28.55
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   23,240     25,441     29,099     29,793     23,024






                                                       MAINSTAY VP CASH MANAGEMENT
                 -------------------------------------------------------------------------------------------------------
                   2008      2007      2006      2005       2004       2003       2002       2001       2000       1999
                 -------    ------    ------    ------    -------    -------    -------    -------    -------    -------
Accumulation
  Unit Value
  (beginning of
  period)......    $1.35     $1.31     $1.27     $1.25      $1.26      $1.27      $1.27      $1.24      $1.18      $1.14
Accumulation
  Unit Value
  (end of
  period)......    $1.36     $1.35     $1.31     $1.27      $1.25      $1.26      $1.27      $1.27      $1.24      $1.18
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......  127,879    90,100    71,765    82,631    100,042    130,435    208,084    205,310    133,091    248,786






                                        MAINSTAY VP
                                       COMMON STOCK--
                                       SERVICE CLASS                              MAINSTAY VP COMMON STOCK--INITIAL CLASS
                 ---------------------------------------------------------    -----------------------------------------------
                  2008      2007      2006      2005      2004     2003(B)     2008      2007      2006      2005       2004
                 ------    ------    ------    ------    ------    -------    ------    ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $15.61    $15.09    $13.17    $12.44    $11.40     $10.00    $28.11    $27.11    $23.61    $22.23    $ 20.33
Accumulation
  Unit Value
  (end of
  period)......  $ 9.76    $15.61    $15.09    $13.17    $12.44     $11.40    $17.63    $28.11    $27.11    $23.61    $ 22.23
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     752       745       662       539       387        162     5,082     6,457     8,043     9,934     12,168
                       MAINSTAY VP COMMON STOCK--INITIAL CLASS
                 ---------------------------------------------------
                   2003       2002       2001       2000       1999
                 -------    -------    -------    -------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $ 16.31    $ 21.84    $ 26.71    $ 28.02    $ 21.87
Accumulation
  Unit Value
  (end of
  period)......  $ 20.33    $ 16.31    $ 21.84    $ 26.71    $ 28.02
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   13,689     14,959     16,447     15,714     11,321



-------

(b) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.


(f) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.

                         MAINSTAY VP
                         CONSERVATIVE                                  MAINSTAY VP                              MAINSTAY VP
                         ALLOCATION--                                 CONVERTIBLE--                           CONVERTIBLE--I-
                        SERVICE CLASS                                 SERVICE CLASS                            NITIAL CLASS
                 ---------------------------    ---------------------------------------------------------    ----------------
                  2008      2007     2006(G)     2008      2007      2006      2005      2004     2003(B)     2008      2007
                 ------    ------    -------    ------    ------    ------    ------    ------    -------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $11.28    $10.66     $10.00    $14.77    $13.07    $12.03    $11.48    $10.99     $10.00    $22.80    $20.13
Accumulation
  Unit Value
  (end of
  period)......  $ 9.05    $11.28     $10.66    $ 9.53    $14.77    $13.07    $12.03    $11.48     $10.99    $14.75    $22.80
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   3,955     3,010      1,612     1,561     1,392     1,248     1,105       884        347     4,241     5,245
                                     MAINSTAY VP CONVERTIBLE--INITIAL CLASS
                 -----------------------------------------------------------------------------
                  2006      2005      2004       2003      2002      2001      2000      1999
                 ------    ------    ------    -------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $18.49    $17.59    $16.81    $ 13.95    $15.36    $15.92    $17.00    $12.14
Accumulation
  Unit Value
  (end of
  period)......  $20.13    $18.49    $17.59    $ 16.81    $13.95    $15.36    $15.92    $17.00
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   6,442     7,778     9,263     10,078     9,467     9,385     7,873     3,826






                                        MAINSTAY VP                                             MAINSTAY VP
                                    DEVELOPING GROWTH--                                     DEVELOPING GROWTH--
                                       SERVICE CLASS                                           INITIAL CLASS
                 ---------------------------------------------------------    ----------------------------------------------
                  2008      2007      2006      2005      2004     2003(B)     2008      2007      2006      2005      2004
                 ------    ------    ------    ------    ------    -------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $19.79    $14.78    $13.34    $12.11    $11.63     $10.00    $14.26    $10.62    $ 9.57    $ 8.66    $ 8.30
Accumulation
  Unit Value
  (end of
  period)......  $10.27    $19.79    $14.78    $13.34    $12.11     $11.63    $ 7.42    $14.26    $10.62    $ 9.57    $ 8.66
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     423       404       316       235       161         55     1,006     1,275     1,389     1,609     2,817
                                   MAINSTAY VP                                  MAINSTAY VP
                               DEVELOPING GROWTH--                            FLOATING RATE--
                                  INITIAL CLASS                                SERVICE CLASS
                 ----------------------------------------------    -------------------------------------
                  2003      2002      2001      2000      1999      2008      2007      2006     2005(F)
                 ------    ------    ------    ------    ------    ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $ 6.07    $ 8.67    $ 9.49    $11.89    $ 9.12    $10.62    $10.52    $10.10     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $ 8.30    $ 6.07    $ 8.67    $ 9.49    $11.89    $ 8.06    $10.62    $10.52     $10.10
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   3,094     2,893     2,959     3,141     2,276     3,380     4,749     6,301      3,612






                                       MAINSTAY VP
                                       GOVERNMENT--
                                      SERVICE CLASS                              MAINSTAY VP GOVERNMENT--INITIAL CLASS
                 -------------------------------------------------------    ----------------------------------------------
                  2008      2007      2006      2005     2004    2003(B)     2008      2007      2006      2005      2004
                 ------    ------    ------    -----    -----    -------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $10.71    $10.21    $ 9.97    $9.91    $9.75     $10.00    $16.85    $16.02    $15.61    $15.46    $15.17
Accumulation
  Unit Value
  (end of
  period)......  $11.57    $10.71    $10.21    $9.97    $9.91     $ 9.75    $18.24    $16.85    $16.02    $15.61    $15.46
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   2,232     1,190     1,005      881      614        272     4,740     4,166     5,160     6,756     8,248
                       MAINSTAY VP GOVERNMENT--INITIAL CLASS
                 ------------------------------------------------
                   2003       2002      2001      2000      1999
                 -------    -------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $ 15.10    $ 13.94    $13.26    $11.98    $12.37
Accumulation
  Unit Value
  (end of
  period)......  $ 15.17    $ 15.10    $13.94    $13.26    $11.98
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   11,183     15,260     8,293     4,508     5,008






                           MAINSTAY VP                                                                         MAINSTAY VP HIGH
                              GROWTH                                     MAINSTAY VP                            YIELD CORPORATE
                           ALLOCATION--                          HIGH YIELD CORPORATE BOND--                     BOND--INITIAL
                          SERVICE CLASS                                 SERVICE CLASS                                CLASS
                   ---------------------------    ---------------------------------------------------------    ----------------
                    2008      2007     2006(G)     2008      2007      2006      2005      2004     2003(B)     2008      2007
                   ------    ------    -------    ------    ------    ------    ------    ------    -------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......    $12.03    $11.08     $10.00    $14.20    $14.12    $12.81    $12.65    $11.41     $10.00    $25.68    $25.46
Accumulation
  Unit Value
  (end of
  period)......    $ 7.39    $12.03     $11.08    $10.60    $14.20    $14.12    $12.81    $12.65     $11.41    $19.22    $25.68
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     3,357     2,631      1,524     5,054     5,387     4,654     3,920     2,643        920    11,326    14,914
                               MAINSTAY VP HIGH YIELD CORPORATE BOND--INITIAL CLASS
                   ----------------------------------------------------------------------------
                    2006      2005      2004      2003      2002      2001      2000      1999
                   ------    ------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......    $23.05    $22.70    $20.42    $15.19    $15.09    $14.59    $15.72    $14.12
Accumulation
  Unit Value
  (end of
  period)......    $25.46    $23.05    $22.70    $20.42    $15.19    $15.09    $14.59    $15.72
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......    18,683    23,132    27,478    30,240    27,478    28,228    25,693    25,509




-------



(b) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.


(f) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.


(g) For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.

                                        MAINSTAY VP
                                    ICAP SELECT EQUITY--
                                       SERVICE CLASS                           MAINSTAY VP ICAP SELECT EQUITY--INITIAL CLASS
                 ---------------------------------------------------------    -----------------------------------------------
                  2008      2007      2006      2005      2004     2003(B)      2008      2007      2006      2005      2004
                 ------    ------    ------    ------    ------    -------    -------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $15.87    $15.10    $12.87    $12.40    $11.32     $10.00    $ 14.42    $13.68    $11.63    $11.18    $10.18
Accumulation
  Unit Value
  (end of
  period)......  $ 9.74    $15.87    $15.10    $12.87    $12.40     $11.32    $  8.87    $14.42    $13.68    $11.63    $11.18
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   2,583     1,166       413       332       251         73     11,955     4,594     2,640     2,904     3,342
                  MAINSTAY VP ICAP SELECT EQUITY--INITIAL CLASS
                 ----------------------------------------------
                  2003      2002      2001      2000      1999
                 ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $ 8.07    $10.61    $11.27    $10.72    $10.19
Accumulation
  Unit Value
  (end of
  period)......  $10.18    $ 8.07    $10.61    $11.27    $10.72
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   3,407     4,314     4,211     3,356     2,397






                                        MAINSTAY VP
                                   INTERNATIONAL EQUITY--                        MAINSTAY VP INTERNATIONAL EQUITY--INITIAL
                                       SERVICE CLASS                                               CLASS
                 ---------------------------------------------------------    ----------------------------------------------
                  2008      2007      2006      2005      2004     2003(B)     2008      2007      2006      2005      2004
                 ------    ------    ------    ------    ------    -------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $19.19    $18.59    $14.39    $13.55    $11.74     $10.00    $25.81    $24.94    $19.26    $18.09    $15.63
Accumulation
  Unit Value
  (end of
  period)......  $14.03    $19.19    $18.59    $14.39    $13.55     $11.74    $18.92    $25.81    $24.94    $19.26    $18.09
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   1,863     1,806     1,339       869       441        114     2,432     3,273     3,643     3,484     2,925
                    MAINSTAY VP INTERNATIONAL EQUITY--INITIAL
                                      CLASS
                 ----------------------------------------------
                  2003      2002      2001      2000      1999
                 ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $12.19    $12.94    $15.26    $18.88    $14.95
Accumulation
  Unit Value
  (end of
  period)......  $15.63    $12.19    $12.94    $15.26    $18.88
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   2,229     1,933     1,537     1,556     1,204






                                        MAINSTAY VP
                                     LARGE CAP GROWTH--
                                       SERVICE CLASS                            MAINSTAY VP LARGE CAP GROWTH--INITIAL CLASS
                 ---------------------------------------------------------    ----------------------------------------------
                  2008      2007      2006      2005      2004     2003(B)     2008      2007      2006      2005      2004
                 ------    ------    ------    ------    ------    -------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $13.79    $11.56    $10.96    $10.67    $11.11     $10.00    $15.61    $13.04    $12.33    $11.98    $12.44
Accumulation
  Unit Value
  (end of
  period)......  $ 8.31    $13.79    $11.56    $10.96    $10.67     $11.11    $ 9.42    $15.61    $13.04    $12.33    $11.98
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     785       586       419       278       191         74     3,167     3,618     4,322     5,180     6,615
                   MAINSTAY VP LARGE CAP GROWTH--INITIAL CLASS
                 ----------------------------------------------
                  2003      2002      2001      2000      1999
                 ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $ 9.85    $13.92    $16.92    $19.06    $11.68
Accumulation
  Unit Value
  (end of
  period)......  $12.44    $ 9.85    $13.92    $16.92    $19.06
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   7,818     8,375     9,537     9,323     2,730






                                        MAINSTAY VP
                                          MID CAP                              MAINSTAY VP MID
                                           CORE--                                CAP CORE--
                                       SERVICE CLASS                            INITIAL CLASS
                 ---------------------------------------------------------    ----------------
                  2008      2007      2006      2005      2004     2003(B)     2008      2007
                 ------    ------    ------    ------    ------    -------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $18.88    $18.28    $16.17    $14.19    $11.80     $10.00    $17.34    $16.74
Accumulation
  Unit Value
  (end of
  period)......  $10.73    $18.88    $18.28    $16.17    $14.19     $11.80    $ 9.87    $17.34
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   1,202     1,176       986       740       414        125     1,936     2,539
                                                                               MAIN-
                                                                               STAY
                                                                                VP
                                                                                MID
                                                                                CAP
                                                                              GROWT-
                                                                                H--
                                                                               SER-
                                 MAINSTAY VP MID CAP CORE--                    VICE
                                       INITIAL CLASS                           CLASS
                 ---------------------------------------------------------    ------
                  2006      2005      2004      2003      2002     2001(A)     2008
                 ------    ------    ------    ------    ------    -------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $14.77    $12.92    $10.73    $ 8.03    $ 9.35     $10.00    $20.52
Accumulation
  Unit Value
  (end of
  period)......  $16.74    $14.77    $12.92    $10.73    $ 8.03      $9.35    $11.17
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   2,876     3,204     2,964     2,245     1,872        734     1,425
                                   MAINSTAY VP
                                     MID CAP
                                     GROWTH--
                                  SERVICE CLASS
                 -----------------------------------------------
                  2007      2006      2005      2004     2003(B)
                 ------    ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $18.02    $16.77    $14.56    $12.07     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $20.52    $18.02    $16.77    $14.56     $12.07
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   1,460     1,334     1,104       653        197




-------



(a) For the period July 6, 2001 (commencement of operations in the Separate Account) through December 31, 2001.


(b) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.

                                                                                                                         MAIN-
                                                                                                                        STAY VP
                                                                                                                        MID CAP
                                                                                                                        VALUE--
                                                            MAINSTAY VP MID CAP GROWTH--                                SERVICE
                                                                    INITIAL CLASS                                        CLASS
                                ------------------------------------------------------------------------------------    -------
                                  2008       2007       2006       2005       2004       2003       2002     2001(A)      2008
                                -------    -------    -------    -------    -------    -------    -------    -------    -------

Accumulation Unit Value
  (beginning of period).......   $15.70     $13.75     $12.76     $11.05     $ 9.14     $ 6.40     $ 9.09     $10.00     $15.20
Accumulation Unit Value
  (end of period).............   $ 8.57     $15.70     $13.75     $12.76     $11.05     $ 9.14     $ 6.40     $ 9.09     $10.10
Number of Units
  Outstanding (in 000s)
  (end of period).............    2,794      3,847      4,615      5,239      4,905      3,998      1,768        855      1,701
                                                                                        MAIN-
                                                                                       STAY VP
                                                                                       MID CAP
                                                                                         VAL-
                                                MAINSTAY VP MID CAP                     UE--I-
                                                      VALUE--                           NITIAL
                                                   SERVICE CLASS                        CLASS
                                ---------------------------------------------------    -------
                                  2007       2006       2005       2004     2003(B)      2008
                                -------    -------    -------    -------    -------    -------

Accumulation Unit Value
  (beginning of period).......   $15.64     $13.94     $13.41     $11.60     $10.00     $13.95
Accumulation Unit Value
  (end of period).............   $15.20     $15.64     $13.94     $13.41     $11.60     $ 9.29
Number of Units
  Outstanding (in 000s)
  (end of period).............    1,788      1,582      1,298        688        207      3,744
                                                           MAINSTAY VP MID CAP
                                                           VALUE--INITIAL CLASS
                                -------------------------------------------------------------------------
                                  2007       2006       2005       2004       2003       2002     2001(A)
                                -------    -------    -------    -------    -------    -------    -------

Accumulation Unit Value
  (beginning of period).......   $14.31     $12.72     $12.20     $10.53     $ 8.28     $9.83      $10.00
Accumulation Unit Value
  (end of period).............   $13.95     $14.31     $12.72     $12.20     $10.53     $8.28      $ 9.83
Number of Units
  Outstanding (in 000s)
  (end of period).............    5,250      6,320      7,547      7,353      6,201     5,378       1,781






                                                MAINSTAY VP
                          MAINSTAY VP             MODERATE
                            MODERATE               GROWTH                        MAINSTAY VP
                          ALLOCATION--          ALLOCATION--                   S&P 500 INDEX--                MAINSTAY VP S&P 500
                         SERVICE CLASS         SERVICE CLASS                    SERVICE CLASS                 INDEX--INITIAL CLASS
                     --------------------- --------------------- ------------------------------------------ -----------------------
                      2008   2007  2006(G)  2008   2007  2006(G)  2008   2007   2006   2005   2004  2003(B)   2008    2007    2006
                     ------ ------ ------- ------ ------ ------- ------ ------ ------ ------ ------ ------- ------- ------- -------
Accumulation Unit
  Value
  (beginning of
  period)........... $11.59 $10.83  $10.00 $11.87 $11.03  $10.00 $14.82 $14.32 $12.61 $12.24 $11.26  $10.00 $ 27.58 $ 26.58 $ 23.35
Accumulation Unit
  Value
  (end of period)... $ 8.53 $11.59  $10.83 $ 7.88 $11.87  $11.03 $ 9.18 $14.82 $14.32 $12.61 $12.24  $11.26 $ 17.13 $ 27.58 $ 26.58
Number of Units
  Outstanding (in
  000s)
  (end of period)...  6,063  4,704   2,780  6,919  5,620   3,194  3,315  3,356  3,049  2,570  1,713     606  10,145  12,943  16,021
                                    MAINSTAY VP S&P 500 INDEX--INITIAL CLASS
                     ---------------------------------------------------------------------
                        2005      2004      2003      2002      2001      2000      1999
                     --------- --------- --------- --------- --------- --------- ---------
Accumulation Unit
  Value
  (beginning of
  period)...........  $ 22.60   $ 20.74   $ 16.41   $ 21.39   $ 24.68   $ 27.60   $ 23.19
Accumulation Unit
  Value
  (end of period)...  $ 23.35   $ 22.60   $ 20.74   $ 16.41   $ 21.39   $ 24.68   $ 27.60
Number of Units
  Outstanding (in
  000s)
  (end of period)...   19,872    23,603    25,814    27,274    30,265    30,595    24,805






                                                                                                     MAINSTAY VP SMALL
                                                            MAINSTAY VP                                     CAP
                                                        SMALL CAP GROWTH--                            GROWTH--INITIAL
                                                           SERVICE CLASS                                   CLASS
                                  --------------------------------------------------------------    ------------------
                                    2008       2007       2006       2005       2004     2003(B)      2008       2007
                                  -------    -------    -------    -------    -------    -------    -------    -------
Accumulation Unit Value
  (beginning of period).......     $13.43     $14.10     $13.48     $13.17     $12.24     $10.00     $10.65     $11.16
Accumulation Unit Value
  (end of period).............     $ 7.93     $13.43     $14.10     $13.48     $13.17     $12.24     $ 6.31     $10.65
Number of Units
  Outstanding (in 000s)
  (end of period).............      1,078      1,108      1,048        921        593        192      1,744      2,292
                                                                                                     MAIN-
                                                                                                    STAY VP
                                                                                                     TOTAL
                                                                                                     RETUR-
                                                                                                      N--
                                                                                                    SERVICE
                                            MAINSTAY VP SMALL CAP GROWTH--INITIAL CLASS              CLASS
                                  --------------------------------------------------------------    -------
                                    2006       2005       2004       2003       2002     2001(A)      2008
                                  -------    -------    -------    -------    -------    -------    -------
Accumulation Unit Value
  (beginning of period).......     $10.64     $10.37     $ 9.61     $ 6.88     $ 9.48     $10.00     $13.39
Accumulation Unit Value
  (end of period).............     $11.16     $10.64     $10.37     $ 9.61     $ 6.88      $9.48      $9.63
Number of Units
  Outstanding (in 000s)
  (end of period).............      2,996      3,613      4,375      4,177      2,600      1,286        731
                                                      MAINSTAY VP
                                                     TOTAL RETURN--
                                                     SERVICE CLASS
                                  ---------------------------------------------------
                                    2007       2006       2005       2004     2003(B)
                                  -------    -------    -------    -------    -------
Accumulation Unit Value
  (beginning of period).......     $12.66     $11.76     $11.23     $10.73     $10.00
Accumulation Unit Value
  (end of period).............     $13.39     $12.66     $11.76     $11.23     $10.73
Number of Units
  Outstanding (in 000s)
  (end of period).............        746        720        665        501        171






                                                               MAINSTAY VP TOTAL RETURN--INITIAL CLASS
                                ----------------------------------------------------------------------------------------------------
                                   2008         2007         2006         2005         2004         2003         2002         2001
                                ---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------
Accumulation Unit Value
  (beginning of period).......    $21.45       $20.23       $18.74       $17.84       $17.01       $14.41       $17.52       $19.89
Accumulation Unit Value
  (end of period).............    $15.45       $21.45       $20.23       $18.74       $17.84       $17.01       $14.41       $17.52
Number of Units
  Outstanding (in 000s)
  (end of period).............     4,775        6,205        7,691        9,593       12,145       13,754       14,813       16,939
                                   MAINSTAY VP TOTAL
                                 RETURN--INITIAL CLASS
                                ----------------------
                                   2000         1999
                                ---------    ---------
Accumulation Unit Value
  (beginning of period).......    $21.09       $18.28
Accumulation Unit Value
  (end of period).............    $19.89       $21.09
Number of Units
  Outstanding (in 000s)
  (end of period).............    17,027       14,509




-------

(a) For the period July 6, 2001 (commencement of operations in the Separate Account) through December 31, 2001.


(b) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.


(g) For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.

                                           ALGER
                                 AMERICAN SMALLCAP GROWTH--
                                       CLASS S SHARES                         ALGER AMERICAN SMALLCAP GROWTH--CLASS O SHARES
                 ---------------------------------------------------------    ----------------------------------------------
                  2008      2007      2006      2005      2004     2003(B)     2008      2007      2006      2005      2004
                 ------    ------    ------    ------    ------    -------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $21.83    $18.93    $16.04    $13.95    $12.16     $10.00    $15.64    $13.53    $11.43    $ 9.92    $ 8.63
Accumulation
  Unit Value
  (end of
  period)......  $11.47    $21.83    $18.93    $16.04    $13.95     $12.16    $ 8.24    $15.64    $13.53    $11.43    $ 9.92
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     553       592       564       364       210         55     2,981     3,861     5,028     5,793     6,515
                 ALGER AMERICAN SMALLCAP GROWTH--CLASS O SHARES
                 ----------------------------------------------
                  2003      2002      2001      2000      1999
                 ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $ 6.15    $ 8.45    $12.16    $16.93    $11.97
Accumulation
  Unit Value
  (end of
  period)......  $ 8.63    $ 6.15    $ 8.45    $12.16    $16.93
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   6,994     7,192     7,864     7,657     3,063






                                               CVS CALVERT SOCIAL BALANCED PORTFOLIO
                 ------------------------------------------------------------------------------------------------
                  2008      2007      2006      2005      2004      2003      2002      2001      2000      1999
                 ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $20.22    $19.96    $18.61    $17.86    $16.73    $14.22    $16.41    $17.89    $18.72    $16.92
Accumulation
  Unit Value
  (end of
  period)......  $13.69    $20.22    $19.96    $18.61    $17.86    $16.73    $14.22    $16.41    $17.89    $18.72
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     880     1,057     1,268     1,536     1,684     1,655     1,627     1,668     1,484       987






                         COLUMBIA SMALL CAP VALUE FUND,                                   DREYFUS IP
                               VARIABLE SERIES--                                     TECHNOLOGY GROWTH--
                                    CLASS B                                             SERVICE SHARES
                 ---------------------------------------------    ---------------------------------------------------------
                  2008    2007      2006      2005     2004(D)     2008      2007      2006      2005      2004     2003(B)
                 ------  ------    ------    ------    -------    ------    ------    ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $12.48  $12.99    $11.03    $10.61     $10.00    $13.74    $12.18    $11.87    $11.63    $11.77     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $ 8.84  $12.48    $12.99    $11.03     $10.61    $ 7.96    $13.74    $12.18    $11.87    $11.63     $11.77
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   1,131   1,274     1,275       704         49       538       525       476       396       277        104
                                                                                                       FIDELITY(R) VIP
                                             DREYFUS IP TECHNOLOGY                                     CONTRAFUND(R)--
                                            GROWTH--INITIAL SHARES                                     SERVICE CLASS 2
                 ----------------------------------------------------------------------------    --------------------------
                  2008      2007      2006      2005      2004      2003      2002    2001(A)     2008      2007      2006
                 ------    ------    ------    ------    ------    ------    -----    -------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $10.32    $ 9.12    $ 8.87    $ 8.67    $ 8.75    $ 5.88    $9.84     $10.00    $19.41    $16.78    $15.27
Accumulation
  Unit Value
  (end of
  period)......  $ 5.99    $10.32    $ 9.12    $ 8.87    $ 8.67    $ 8.75    $5.88     $ 9.84    $10.97    $19.41    $16.78
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     817     1,065     1,284     1,423     1,936     2,027      815        325     3,621     3,275     2,697
                       FIDELITY(R) VIP
                       CONTRAFUND(R)--
                       SERVICE CLASS 2
                 ---------------------------
                  2005      2004     2003(B)
                 ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $13.27    $11.69     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $15.27    $13.27     $11.69
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   1,792       955        318




-------

(a) For the period July 6, 2001 (commencement of operations in the Separate Account) through December 31, 2001.


(b) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.


(d) For the period November 15, 2004 (commencement of operations in the Separate Account) through December 31, 2004.

                                                                                                                      FIDEL-
                                                                                                                      ITY(R)
                                                                                                                        VIP
                                                                                                                      EQUIT-
                                                                                                                        Y-
                                                                                                                      INCOM-
                                                                                                                        E--
                                                                                                                       SER-
                                                                                                                       VICE
                                                                                                                       CLASS
                                            FIDELITY(R) VIP CONTRAFUND(R)--INITIAL CLASS                                 2
                 -------------------------------------------------------------------------------------------------    ------
                  2008      2007      2006      2005      2004      2003      2002      2001      2000       1999      2008
                 ------    ------    ------    ------    ------    ------    ------    ------    ------    -------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $30.93    $26.67    $24.21    $21.00    $18.44    $14.56    $16.28    $18.82    $20.44    $ 16.68    $15.54
Accumulation
  Unit Value
  (end of
  period)......  $17.53    $30.93    $26.67    $24.21    $21.00    $18.44    $14.56    $16.28    $18.82    $ 20.44    $ 8.77
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......  8,044     10,034    12,342    14,328    15,206    15,836    16,358    17,160    16,983     12,004     2,184
                         FIDELITY(R) VIP EQUITY-INCOME--
                                 SERVICE CLASS 2
                 -----------------------------------------------
                  2007      2006      2005      2004     2003(B)
                 ------    ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $15.57    $13.16    $12.64    $11.53     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $15.54    $15.57    $13.16    $12.64     $11.53
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   2,168     1,806     1,344       810        251






                                                                                                                         FIDEL-
                                                                                                                         ITY(R)
                                                                                                                           VIP
                                                                                                                           MID
                                                                                                                          CAP--
                                                                                                                          SER-
                                                                                                                          VICE
                                                                                                                          CLASS
                                             FIDELITY(R) VIP EQUITY-INCOME--INITIAL CLASS                                   2
                 ----------------------------------------------------------------------------------------------------    ------
                  2008      2007      2006      2005       2004       2003       2002       2001      2000      1999      2008
                 ------    ------    ------    ------    -------    -------    -------    -------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $21.89    $21.86    $18.45    $17.67    $ 16.07    $ 12.50    $ 15.26    $ 16.29    $15.23    $14.53    $20.32
Accumulation
  Unit Value
  (end of
  period)......  $12.38    $21.89    $21.86    $18.45    $ 17.67    $ 16.07    $ 12.50    $ 15.26    $16.29    $15.23    $12.10
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   4,926     6,579     8,089     9,399     10,725     11,179     11,548     11,501     9,762     8,139     3,172
                                 FIDELITY(R) VIP
                                    MID CAP--
                                 SERVICE CLASS 2
                 -----------------------------------------------
                  2007      2006      2005      2004     2003(C)
                 ------    ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $17.87    $16.12    $13.85    $11.27     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $20.32    $17.87    $16.12    $13.85     $11.27
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   3,593     3,833     3,580     2,037        199






                                                                                                  JANUS ASPEN
                              JANUS ASPEN BALANCED PORTFOLIO--                               BALANCED PORTFOLIO--
                                       SERVICE SHARES                                        INSTITUTIONAL SHARES
                 ---------------------------------------------------------    --------------------------------------------------
                  2008      2007      2006      2005      2004     2003(B)     2008       2007       2006       2005       2004
                 ------    ------    ------    ------    ------    -------    ------    -------    -------    -------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $14.12    $12.98    $11.92    $11.23    $10.52     $10.00    $25.99    $ 23.85    $ 21.84    $ 20.52    $ 19.17
Accumulation
  Unit Value
  (end of
  period)......  $11.69    $14.12    $12.98    $11.92    $11.23     $10.52    $21.57    $ 25.99    $ 23.85    $ 21.84    $ 20.52
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   1,704     1,561     1,416     1,217       924        410     9,780     12,429     15,886     20,068     24,437
                                     JANUS ASPEN
                                 BALANCED PORTFOLIO--
                                 INSTITUTIONAL SHARES
                 ---------------------------------------------------
                   2003       2002       2001       2000       1999
                 -------    -------    -------    -------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $ 17.05    $ 18.48    $ 19.66    $ 20.40    $ 16.32
Accumulation
  Unit Value
  (end of
  period)......  $ 19.17    $ 17.05    $ 18.48    $ 19.66    $ 20.40
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   28,250     31,372     32,862     30,425     16,575






                             JANUS ASPEN WORLDWIDE PORTFOLIO--                 JANUS ASPEN WORLDWIDE PORTFOLIO--INSTITUTIONAL
                                       SERVICE SHARES                                              SHARES
                 ---------------------------------------------------------    ------------------------------------------------
                  2008      2007      2006      2005      2004     2003(B)     2008      2007      2006       2005       2004
                 ------    ------    ------    ------    ------    -------    ------    ------    ------    -------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $15.51    $14.38    $12.37    $11.88    $11.53     $10.00    $19.97    $18.48    $15.85    $ 15.18    $ 14.70
Accumulation
  Unit Value
  (end of
  period)......  $ 8.44    $15.51    $14.38    $12.37    $11.88     $11.53    $10.90    $19.97    $18.48    $ 15.85    $ 15.18
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     589       545       476       416       297        121     6,031     7,468     9,403     11,939     15,251
                    JANUS ASPEN WORLDWIDE PORTFOLIO--INSTITUTIONAL
                                        SHARES
                 ---------------------------------------------------
                   2003       2002       2001       2000       1999
                 -------    -------    -------    -------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $ 12.02    $ 16.36    $ 21.39    $ 25.73    $ 15.86
Accumulation
  Unit Value
  (end of
  period)......  $ 14.70    $ 12.02    $ 16.36    $ 21.39    $ 25.73
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   18,103     20,859     23,563     23,672     12,816




-------

(b) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.


(c) For the period September 5, 2003 (commencement of operations in the Separate Account) through December 31, 2003.

                                           MFS(R)
                                  INVESTORS TRUST SERIES--
                                       SERVICE CLASS                           MFS(R) INVESTORS TRUST SERIES--INITIAL CLASS
                 ---------------------------------------------------------    ----------------------------------------------
                  2008      2007      2006      2005      2004     2003(B)     2008      2007      2006      2005      2004
                 ------    ------    ------    ------    ------    -------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $15.14    $13.96    $12.56    $11.91    $10.86     $10.00    $11.99    $11.03    $ 9.90    $ 9.35    $ 8.52
Accumulation
  Unit Value
  (end of
  period)......  $ 9.97    $15.14    $13.96    $12.56    $11.91     $10.86    $ 7.91    $11.99    $11.03    $ 9.90    $ 9.35
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     124       104       100        92        70         12     1,050     1,374     1,764     2,160     2,599
                  MFS(R) INVESTORS TRUST SERIES--INITIAL CLASS
                 ----------------------------------------------
                  2003      2002      2001      2000      1999
                 ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $ 7.07    $ 9.07    $10.95    $11.12    $10.57
Accumulation
  Unit Value
  (end of
  period)......  $ 8.52    $ 7.07    $ 9.07    $10.95    $11.12
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   2,885     3,138     3,303     2,695     1,685






                                           MFS(R)
                                     RESEARCH SERIES--
                                       SERVICE CLASS                               MFS(R) RESEARCH SERIES--INITIAL CLASS
                 ---------------------------------------------------------    ----------------------------------------------
                  2008      2007      2006      2005      2004     2003(B)     2008      2007      2006      2005      2004
                 ------    ------    ------    ------    ------    -------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $16.13    $14.48    $13.33    $12.56    $11.02     $10.00    $13.05    $11.69    $10.73    $10.09    $ 8.84
Accumulation
  Unit Value
  (end of
  period)......  $10.14    $16.13    $14.48    $13.33    $12.56     $11.02    $ 8.22    $13.05    $11.69    $10.73    $10.09
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     141       143       130       112        74         35     1,211     1,536     2,180     2,867     3,422
                      MFS(R) RESEARCH SERIES--INITIAL CLASS
                 ----------------------------------------------
                  2003      2002      2001      2000      1999
                 ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $ 7.19    $ 9.66    $12.44    $13.25    $10.83
Accumulation
  Unit Value
  (end of
  period)......  $ 8.84    $ 7.19    $ 9.66    $12.44    $13.25
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   3,779     4,107     4,857     4,054       999






                                                                                                                        ROYCE
                                                                                                                       MICRO-
                                                                                                                         CAP
                                                                                                                        PORT-
                                                                                                                        FOLI-
                                                                                                                         O--
                                                                                  NEUBERGER BERMAN AMT                 INVES-
                            MFS(R) UTILITIES SERIES--                          MID-CAP GROWTH PORTFOLIO--               TMENT
                                  SERVICE CLASS                                         CLASS S                         CLASS
                 -----------------------------------------------    -----------------------------------------------    ------
                  2008      2007      2006      2005     2004(E)     2008      2007      2006      2005     2004(E)     2008
                 ------    ------    ------    ------    -------    ------    ------    ------    ------    -------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $25.89    $20.58    $15.94    $13.86     $10.83    $18.99    $15.76    $13.96    $12.48     $10.91    $14.88
Accumulation
  Unit Value
  (end of
  period)......  $15.88    $25.89    $20.58    $15.94     $13.86    $10.58    $18.99    $15.76    $13.96     $12.48    $ 8.32
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   5,947     6,591     5,493     4,346      1,092       525       514       349       236        109     1,370
                            ROYCE                               ROYCE
                          MICRO-CAP                           SMALL-CAP
                         PORTFOLIO--                         PORTFOLIO--
                       INVESTMENT CLASS                    INVESTMENT CLASS
                 ---------------------------    -------------------------------------
                  2007      2006     2005(F)     2008      2007      2006     2005(F)
                 ------    ------    -------    ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $14.51    $12.16     $10.00    $12.27    $12.72    $11.18     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $14.88    $14.51     $12.16    $ 8.81    $12.27    $12.72     $11.18
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   1,353     1,051        159     1,312     1,078       907        387






                                       T. ROWE PRICE
                                 EQUITY INCOME PORTFOLIO II                         T. ROWE PRICE EQUITY INCOME PORTFOLIO
                 ---------------------------------------------------------    ------------------------------------------------
                  2008      2007      2006      2005      2004     2003(B)     2008      2007      2006       2005       2004
                 ------    ------    ------    ------    ------    -------    ------    ------    ------    -------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $15.39    $15.15    $12.94    $12.66    $11.20     $10.00    $16.99    $16.69    $14.22    $ 13.88    $ 12.25
Accumulation
  Unit Value
  (end of
  period)......  $ 9.67    $15.39    $15.15    $12.94    $12.66     $11.20    $10.70    $16.99    $16.69    $ 14.22    $ 13.88
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   2,256     2,224     1,906     1,460       765        224     5,412     7,348     8,977     10,552     10,397
                      T. ROWE PRICE EQUITY INCOME PORTFOLIO
                 ----------------------------------------------
                  2003      2002      2001      2000      1999
                 ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $ 9.90    $11.55    $11.55    $10.36    $10.13
Accumulation
  Unit Value
  (end of
  period)......  $12.25    $ 9.90    $11.55    $11.55    $10.36
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   9,625     9,056     7,398     3,679     2,387




-------



(b) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.


(e) For the period May 1, 2004 (commencement of operations in the Separate Account) through December 31, 2004.


(f) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.

                                                                                                                   VAN KAMPEN'S UIF
                                                                                                                       EMERGING
                                                                                                                    MARKETS EQUITY
                                                                                                                   PORTFOLIO--CLASS
                                                  VAN ECK WORLDWIDE HARD ASSETS                                           II
                 ----------------------------------------------------------------------------------------------    ----------------
                  2008      2007      2006      2005      2004      2003      2002     2001      2000      1999     2008      2007
                 ------    ------    ------    ------    ------    ------    -----    ------    ------    -----    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $40.93    $28.55    $23.26    $15.55    $12.72    $ 8.89    $9.28    $10.51    $ 9.57    $8.02    $41.09    $29.67
Accumulation
  Unit Value
  (end of
  period)......  $21.74    $40.93    $28.55    $23.26    $15.55    $12.72    $8.89    $ 9.28    $10.51    $9.57    $17.53    $41.09
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   3,276     3,524     3,296     2,840     1,271       805      714       378       469      216       803       691
                       VAN KAMPEN'S UIF EMERGING
                   MARKETS EQUITY PORTFOLIO--CLASS II
                 -------------------------------------
                  2006      2005      2004     2003(B)
                 ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $21.93    $16.63    $13.71     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $29.67    $21.93    $16.63     $13.71
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     526       304       134         31






                                                                                                                      VIC-
                                                                                                                      TORY
                                                                                                                       VIF
                                                                                                                     DIVER-
                                                                                                                     SIFIED
                                                                                                                      STOC-
                                                                                                                       K--
                                                                                                                      CLASS
                                                                                                                        A
                                    VAN KAMPEN'S UIF EMERGING MARKETS EQUITY PORTFOLIO--CLASS I                      SHARES
                 ------------------------------------------------------------------------------------------------    ------
                  2008      2007      2006      2005      2004      2003      2002      2001      2000      1999      2008
                 ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
Accumulation
  Unit Value
  (beginning of
  period)......  $31.39    $22.66    $16.76    $12.70    $10.46    $ 7.09    $ 7.89    $ 8.55    $14.27    $ 7.40    $14.59
Accumulation
  Unit Value
  (end of
  period)......  $13.42    $31.39    $22.66    $16.76    $12.70    $10.46    $ 7.09    $ 7.89    $ 8.55    $14.27    $ 8.94
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......   2,260     2,910     3,407     3,378     3,076     3,161     3,213     3,172     3,358     1,659       567
                    VICTORY VIF DIVERSIFIED STOCK--
                             CLASS A SHARES
                 -------------------------------------
                  2007      2006      2005     2004(E)
                 ------    ------    ------    -------
Accumulation
  Unit Value
  (beginning of
  period)......  $13.45    $12.00    $11.19     $10.00
Accumulation
  Unit Value
  (end of
  period)......  $14.59    $13.45    $12.00     $11.19
Number of Units
  Outstanding
  (in 000s)
  (end of
  period)......     545       578       483        184




-------



(b) For the period June 2, 2003 (commencement of operations in the Separate Account) through December 31, 2003.


(e) For the period May 1, 2004 (commencement of operations in the Separate Account) through December 31, 2004.

                           SEPARATE ACCOUNTS-I AND II
                         CONDENSED FINANCIAL INFORMATION


     The following Accumulation Unit values and the number of Accumulation Units outstanding for each available Investment Division for the fiscal years ended December 31 presented below are derived from the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The financial statements for the year ending December 31, 2004 and for subsequent years are included in the Statement of Additional Information. The Accumulation Unit values and the number of Accumulation Units outstanding for each available Investment Division as of December 31, 2003 and preceding years, are derived from financial statements not included herein. Values and units shown are for full year periods beginning January 1, except where indicated. The policies were first offered on January 29, 1993.



                              MAINSTAY VP
                               BALANCED--                                             MAINSTAY VP
                                SERVICE                                                 BOND--
                                 CLASS                                               INITIAL CLASS
                 -------------------------------------    ------------------------------------------------------------------
                  2008      2007      2006     2005(E)     2008      2007      2006      2005      2004      2003      2002
                 ------    ------    ------    -------    ------    ------    ------    ------    ------    ------    ------

SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....    $11.55    $11.41    $10.47     $10.00    $18.57    $17.67    $17.12    $16.97    $16.52    $16.01    $14.81
Accumulation
  Unit value
  (end of
  period)....    $ 8.54    $11.55    $11.41     $10.47    $19.02    $18.57    $17.67    $17.12    $16.97    $16.52    $16.01
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....       374       504       522        384       879     1,074     1,291     1,633     1,924     2,485     2,912

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....    $11.55    $11.41    $10.47     $10.00    $18.57    $17.67    $17.12    $16.97    $16.52    $16.01    $14.81
Accumulation
  Unit value
  (end of
  period)....    $ 8.54    $11.55    $11.41     $10.47    $19.02    $18.57    $17.67    $17.12    $16.97    $16.52    $16.01
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....       482       636       659        529     1,055     1,230     1,391     1,679     1,915     2,337     2,623
                         MAINSTAY VP                                              MAINSTAY VP
                            BOND--                                          CAPITAL APPRECIATION--
                        INITIAL CLASS                                            INITIAL CLASS
                 ---------------------------    ------------------------------------------------------------------------------
                  2001      2000       1999      2008      2007      2006      2005       2004      2003      2002       2001
                 ------    ------    -------    ------    ------    ------    ------    -------    ------    ------    -------

SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....    $13.73    $12.67    $13.04     $26.14    $23.56    $22.85    $21.36    $ 20.77    $16.57    $24.27    $ 32.02
Accumulation
  Unit value
  (end of
  period)....    $14.81    $13.73    $ 12.67    $15.77    $26.14    $23.56    $22.85    $ 21.36    $20.77    $16.57    $ 24.27
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     3,231     2,376     2,772      2,553     3,168     4,037     5,068      6,529     7,820     8,969     10,729

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....    $13.73    $12.67    $13.04     $26.14    $23.56    $22.85    $21.36    $ 20.77    $16.57    $24.27    $ 32.02
Accumulation
  Unit value
  (end of
  period)....    $14.81    $13.73    $ 12.67    $15.77    $26.14    $23.56    $22.85    $ 21.36    $20.77    $16.57    $ 24.27
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     2,506     1,954      2,296     3,774     4,474     5,408     6,632      8,178     9,184     9,904     11,296
                     MAINSTAY VP
                       CAPITAL
                   APPRECIATION--
                    INITIAL CLASS
                 ------------------
                   2000       1999
                 -------    -------

SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....    $ 36.34    $ 29.35
Accumulation
  Unit value
  (end of
  period)....    $ 32.02    $ 36.34
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     12,222     12,611

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....    $ 36.34    $ 29.35
Accumulation
  Unit value
  (end of
  period)....    $ 32.02    $ 36.34
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     12,184     12,137







                                                            MAINSTAY VP
                                                          CASH MANAGEMENT
                 ------------------------------------------------------------------------------------------------
                  2008      2007      2006      2005      2004      2003      2002      2001      2000      1999
                 ------    ------    ------    ------    ------    ------    ------    ------    ------    ------

SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....     $1.44     $1.39     $1.35     $1.33     $1.34     $1.34     $1.34     $1.31     $1.25     $1.21
Accumulation
  Unit value
  (end of
  period)....     $1.46     $1.44     $1.39     $1.35     $1.33     $1.34     $1.34     $1.34     $1.31     $1.25
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....    17,809    12,112    10,856    11,934    14,156    20,884    34,967    39,115    30,612    46,932

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....     $1.44     $1.39     $1.35     $1.33     $1.34     $1.34     $1.34     $1.31     $1.25     $1.21
Accumulation
  Unit value
  (end of
  period)....     $1.46     $1.44     $1.39     $1.35     $1.33     $1.34     $1.34     $1.34     $1.31     $1.25
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....    22,009    15,515    13,408    14,418    18,047    23,965    33,873    34,686    26,368    47,710
                                                            MAINSTAY VP
                                                          COMMON STOCK--
                                                           INITIAL CLASS
                 ------------------------------------------------------------------------------------------------
                  2008      2007      2006      2005      2004      2003      2002      2001      2000      1999
                 ------    ------    ------    ------    ------    ------    ------    ------    ------    ------

SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....    $32.60    $31.41    $27.32    $25.70    $23.48    $18.82    $25.17    $30.76    $32.24    $25.13
Accumulation
  Unit value
  (end of
  period)....    $20.47    $32.60    $31.41    $27.32    $25.70    $23.48    $18.82    $25.17    $30.76    $32.24
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     1,254     1,551     1,891     2,370     2,865     3,264     3,696     4,445     5,062     4,954

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....    $32.60    $31.41    $27.32    $25.70    $23.48    $18.82    $25.17    $30.76    $32.24    $25.13
Accumulation
  Unit value
  (end of
  period)....    $20.47    $32.60    $31.41    $27.32    $25.70    $23.48    $18.82    $25.17    $30.76    $32.24
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     1,768     2,135     2,492     2,965     3,497     3,816     4,073     4,605     4,847     4,618






                       MAINSTAY VP
                       CONSERVATIVE                                  MAINSTAY VP
                       ALLOCATION--                                 CONVERTIBLE--
                      SERVICE CLASS                                 INITIAL CLASS
               ---------------------------    --------------------------------------------------------
                2008      2007     2006(F)     2008      2007      2006      2005      2004      2003
               ------    ------    -------    ------    ------    ------    ------    ------    ------

SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $11.22    $10.60     $10.00    $22.98    $20.27    $18.60    $17.67    $16.87    $13.99
Accumulation
  Unit value
  (end of
  period)....  $ 9.01    $11.22     $10.60    $14.88    $22.98    $20.27    $18.60    $17.67    $16.87
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     706       578        274       513       632       785       961     1,191     1,293

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $11.19    $10.57     $10.00    $22.92    $20.22    $18.55    $17.63    $16.83    $13.95
Accumulation
  Unit value
  (end of
  period)....  $ 8.99    $11.19     $10.57    $14.84    $22.92    $20.22    $18.55    $17.63    $16.83
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     681       459        239       589       684       787       896     1,020     1,049
                                                                                 MAINSTAY VP
                            MAINSTAY VP                                           DEVELOPING
                           CONVERTIBLE--                                           GROWTH--
                           INITIAL CLASS                                        INITIAL CLASS
               ------------------------------------    ---------------------------------------------------------------
                2002      2001      2000      1999      2008      2007      2006      2005      2004     2003     2002
               ------    ------    ------    ------    ------    ------    ------    ------    -----    -----    -----

SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $15.39    $15.93    $16.99    $12.13    $15.85    $11.80    $10.61    $ 9.59    $9.18    $6.72    $9.58
Accumulation
  Unit value
  (end of
  period)....  $13.99    $15.39    $15.93    $16.99    $ 8.26    $15.85    $11.80    $10.61    $9.59    $9.18    $6.72
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....   1,118     1,181     1,160       915       106       158       177       203      219      248      171

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $15.34    $15.89    $16.95    $12.09    $15.88    $11.82    $10.63    $ 9.61    $9.20    $6.73    $9.60
Accumulation
  Unit value
  (end of
  period)....  $13.95    $15.34    $15.89    $16.95    $ 8.27    $15.88    $11.82    $10.63    $9.61    $9.20    $6.73
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     912       931       891       624       205       234       248       252      284      302      225
                       MAINSTAY VP
                       DEVELOPING
                        GROWTH--
                      INITIAL CLASS
               --------------------------
                2001      2000      1999
               ------    ------    ------

SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $10.47    $13.11    $10.05
Accumulation
  Unit value
  (end of
  period)....  $ 9.58    $10.47    $13.11
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     222       266       198

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $10.50    $13.14    $10.07
Accumulation
  Unit value
  (end of
  period)....  $ 9.60    $10.50    $13.14
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     247       303       178




-------



(e) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.


(f) For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.

                            MAINSTAY VP                                             MAINSTAY VP
                          FLOATING RATE--                                          GOVERNMENT--
                           SERVICE CLASS                                           INITIAL CLASS
               -------------------------------------    ------------------------------------------------------------------
                2008      2007      2006     2005(E)     2008      2007      2006      2005      2004      2003      2002
               ------    ------    ------    -------    ------    ------    ------    ------    ------    ------    ------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $10.65    $10.54    $10.10     $10.00    $18.80    $17.86    $17.38    $17.20    $16.87    $16.77    $15.47
Accumulation
  Unit value
  (end of
  period)....  $ 8.09    $10.65    $10.54     $10.10    $20.38    $18.80    $17.86    $17.38    $17.20    $16.87    $16.77
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     365       764       790        285     1,076     1,022     1,249     1,569     1,963     2,819     4,144

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $10.65    $10.54    $10.10     $10.00    $18.80    $17.86    $17.38    $17.20    $16.87    $16.77    $15.47
Accumulation
  Unit value
  (end of
  period)....  $ 8.09    $10.65    $10.54     $10.10    $20.38    $18.80    $17.86    $17.38    $17.20    $16.87    $16.77
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     448       715       591        199     1,105     1,035     1,218     1,467     1,756     2,373     3,121
                                                     MAINSTAY VP
                       MAINSTAY VP                      GROWTH                                MAINSTAY VP
                      GOVERNMENT--                   ALLOCATION--                     HIGH YIELD CORPORATE BOND--
                      INITIAL CLASS                 SERVICE CLASS                            INITIAL CLASS
               --------------------------    ---------------------------    ----------------------------------------------
                2001      2000      1999      2008      2007     2006(F)     2008      2007      2006      2005      2004
               ------    ------    ------    ------    ------    -------    ------    ------    ------    ------    ------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $14.69    $13.26    $13.68    $11.87    $10.92     $10.00    $26.18    $25.92    $23.44    $23.07    $20.73
Accumulation
  Unit value
  (end of
  period)....  $15.47    $14.69    $13.26    $ 7.29    $11.87     $10.92    $19.61    $26.18    $25.92    $23.44    $23.07
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....   3,307     2,677     5,186       345       370        190     2,640     3,670     4,543     5,729     6,804

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $14.69    $13.26    $13.68    $11.97    $11.01     $10.00    $26.15    $25.89    $23.41    $23.04    $20.71
Accumulation
  Unit value
  (end of
  period)....  $15.47    $14.69    $13.26    $ 7.36    $11.97     $11.01    $19.59    $26.15    $25.89    $23.41    $23.04
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....   2,241     1,784     2,873       502       448        282     2,507     3,279     3,783     4,572     5,066
                                 MAINSTAY VP
                         HIGH YIELD CORPORATE BOND--
                                INITIAL CLASS
               ----------------------------------------------
                2003      2002      2001      2000      1999
               ------    ------    ------    ------    ------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $15.40    $15.29    $14.76    $15.89    $14.26
Accumulation
  Unit value
  (end of
  period)....  $20.73    $15.40    $15.29    $14.76    $15.89
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....   7,248     6,783     7,999     8,588     9,761

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $15.38    $15.27    $14.75    $15.88    $14.25
Accumulation
  Unit value
  (end of
  period)....  $20.71    $15.38    $15.27    $14.75    $15.88
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....   5,231     4,886     5,349     5,703     6,344






                                                                                                                      MAINSTAY VP
                                                          MAINSTAY VP                                                INTERNATIONAL
                                                     ICAP SELECT EQUITY--                                              EQUITY--
                                                         INITIAL CLASS                                               INITIAL CLASS
               ------------------------------------------------------------------------------------------------    ----------------
                2008      2007      2006      2005      2004      2003      2002      2001      2000      1999      2008      2007
               ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $14.90    $14.13    $12.00    $11.53    $10.49    $ 8.30    $10.90    $11.57    $10.99    $10.44    $25.23    $24.36
Accumulation
  Unit value
  (end of
  period)....  $ 9.18    $14.90    $14.13    $12.00    $11.53    $10.49    $ 8.30    $10.90    $11.57    $10.99    $18.51    $25.23
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....   2,381       583       207       216       301       253       250       296       249       216       564       743

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $15.10    $14.32    $12.16    $11.68    $10.63    $ 8.41    $11.05    $11.72    $11.14    $10.58    $25.24    $24.37
Accumulation
  Unit value
  (end of
  period)....  $ 9.30    $15.10    $14.32    $12.16    $11.68    $10.63    $ 8.41    $11.05    $11.72    $11.14    $18.52    $25.24
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....   3,156       746       353       354       382       343       320       317       268       216       757       912
                                                MAINSTAY VP                                                 MAINSTAY VP
                                          INTERNATIONAL EQUITY--                                        LARGE CAP GROWTH--
                                               INITIAL CLASS                                               INITIAL CLASS
               ----------------------------------------------------------------------------    ------------------------------------
                2006      2005      2004      2003      2002      2001      2000      1999      2008      2007      2006      2005
               ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $18.79    $17.63    $15.22    $11.86    $12.57    $14.81    $18.31    $14.49    $16.00    $13.36    $12.62    $12.25
Accumulation
  Unit value
  (end of
  period)....  $24.36    $18.79    $17.63    $15.22    $11.86    $12.57    $14.81    $18.31    $ 9.67    $16.00    $13.36    $12.62
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     800       792       728       607       577       619       660       692       262       283       368       400

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $18.80    $17.64    $15.23    $11.87    $12.58    $14.82    $18.32    $14.50    $16.14    $13.47    $12.73    $12.36
Accumulation
  Unit value
  (end of
  period)....  $24.37    $18.80    $17.64    $15.23    $11.87    $12.58    $14.82    $18.32    $ 9.75    $16.14    $13.47    $12.73
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     937       880       671       535       522       504       545       547       488       478       534       568
                                      MAINSTAY VP
                                  LARGE CAP GROWTH--
                                     INITIAL CLASS
               --------------------------------------------------------
                2004      2003      2002      2001      2000      1999
               ------    ------    ------    ------    ------    ------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $12.71    $10.05    $14.18    $17.22    $19.38    $11.86
Accumulation
  Unit value
  (end of
  period)....  $12.25    $12.71    $10.05    $14.18    $17.22    $19.38
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     526       668       713       921     1,810       317

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $12.82    $10.14    $14.31    $17.37    $19.55    $11.97
Accumulation
  Unit value
  (end of
  period)....  $12.36    $12.82    $10.14    $14.31    $17.37    $19.55
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     732       811       815       983     1,211       337






                                                                                                MAIN-
                                                                                                STAY
                                                                                                 VP
                                                                                                 MID
                                                                                                 CAP
                                                                                               GROWT-
                                                MAINSTAY VP                                      H--
                                                  MID CAP                                       INI-
                                                  CORE--                                        TIAL
                                               INITIAL CLASS                                    CLASS
               ----------------------------------------------------------------------------    ------
                2008      2007      2006      2005      2004      2003      2002    2001(A)     2008
               ------    ------    ------    ------    ------    ------    -----    -------    ------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $17.71    $17.08    $15.06    $13.16    $10.91    $ 8.16    $9.49     $10.00    $16.67
Accumulation
  Unit value
  (end of
  period)....  $10.10    $17.71    $17.08    $15.06    $13.16    $10.91    $8.16     $ 9.49    $ 9.11
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     316       411       484       577       438       262      153         41       439

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $17.74    $17.11    $15.08    $13.19    $10.93    $ 8.17    $9.51     $10.00    $16.98
Accumulation
  Unit value
  (end of
  period)....  $10.12    $17.74    $17.11    $15.08    $13.19    $10.93    $8.17     $ 9.51    $ 9.28
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     458       590       631       628       427       257      169         24       648
                                          MAINSTAY VP
                                        MID CAP GROWTH--
                                         INITIAL CLASS
               -----------------------------------------------------------------
                2007      2006      2005      2004      2003     2002    2001(A)
               ------    ------    ------    ------    -----    -----    -------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $14.59    $13.53    $11.70    $ 9.67    $6.77    $9.60     $10.00
Accumulation
  Unit value
  (end of
  period)....  $16.67    $14.59    $13.53    $11.70    $9.67    $6.77     $ 9.60
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     619       815       942       806      609      101         29

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $14.86    $13.78    $11.92    $ 9.85    $6.89    $9.78     $10.00
Accumulation
  Unit value
  (end of
  period)....  $16.98    $14.86    $13.78    $11.92    $9.85    $6.89     $ 9.78
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     844       999     1,047       803      500       92         39
                                                MAINSTAY VP
                                              MID CAP VALUE--
                                               INITIAL CLASS
               ----------------------------------------------------------------------------
                2008      2007      2006      2005      2004      2003      2002    2001(A)
               ------    ------    ------    ------    ------    ------    -----    -------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $14.19    $14.54    $12.92    $12.38    $10.67    $ 8.38    $9.94     $10.00
Accumulation
  Unit value
  (end of
  period)....  $ 9.46    $14.19    $14.54    $12.92    $12.38    $10.67    $8.38     $ 9.94
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     549       787       964     1,190     1,032       704      607        258

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $13.98    $14.33    $12.73    $12.20    $10.52    $ 8.26    $9.80     $10.00
Accumulation
  Unit value
  (end of
  period)....  $ 9.32    $13.98    $14.33    $12.73    $12.20    $10.52    $8.26     $ 9.80
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     795     1,053     1,217     1,374     1,094       773      643        161




-------



(a) For the period July 6, 2001 (commencement of operations in the Separate Account) through December 31, 2001.


(e) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.


(f) For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.

                                                      MAINSTAY VP
                       MAINSTAY VP                      MODERATE
                         MODERATE                        GROWTH                                MAINSTAY VP
                       ALLOCATION--                   ALLOCATION--                              S&P 500--
                      SERVICE CLASS                  SERVICE CLASS                            INITIAL CLASS
               ---------------------------    ---------------------------    ----------------------------------------------
                2008      2007     2006(F)     2008      2007     2006(F)     2008      2007      2006      2005      2004
               ------    ------    -------    ------    ------    -------    ------    ------    ------    ------    ------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $11.48    $10.72     $10.00    $11.72    $10.88     $10.00    $34.75    $33.45    $29.36    $28.39    $26.03
Accumulation
  Unit value
  (end of
  period)....  $ 8.45    $11.48     $10.72    $ 7.79    $11.72     $10.88    $21.60    $34.75    $33.45    $29.36    $28.39
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     694       596        318       766       735        394     2,167     2,726     3,363     4,183     5,051

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $11.56    $10.79     $10.00    $11.89    $11.04     $10.00    $34.75    $33.45    $29.36    $28.39    $26.03
Accumulation
  Unit value
  (end of
  period)....  $ 8.51    $11.56     $10.79    $ 7.91    $11.89     $11.04    $21.60    $34.75    $33.45    $29.36    $28.39
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....   1,214     1,055        566     1,246     1,065        723     3,169     3,820     4,553     5,363     6,123
                                 MAINSTAY VP                                                MAINSTAY VP
                                  S&P 500--                                             SMALL CAP GROWTH--
                                INITIAL CLASS                                              INITIAL CLASS
               ----------------------------------------------    ----------------------------------------------------------------
                2003      2002      2001      2000      1999      2008      2007      2006      2005      2004      2003     2002
               ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    -----    -----
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $20.57    $26.79    $30.88    $34.50    $28.96    $10.68    $11.18    $10.65    $10.37    $ 9.60    $6.87    $9.45
Accumulation
  Unit value
  (end of
  period)....  $26.03    $20.57    $26.79    $30.88    $34.50    $ 6.33    $10.68    $11.18    $10.65    $10.37    $9.60    $6.87
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....   5,621     6,211     7,423     8,368     8,592       250       315       432       500       557      541      201

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $20.57    $26.79    $30.88    $34.50    $28.96    $10.86    $11.37    $10.83    $10.55    $ 9.77    $6.98    $9.61
Accumulation
  Unit value
  (end of
  period)....  $26.03    $20.57    $26.79    $30.88    $34.50    $ 6.44    $10.86    $11.37    $10.83    $10.55    $9.77    $6.98
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....   6,574     6,945     7,823     8,360     8,375       328       411       541       619       610      489      203
                MAIN-
               STAY VP
                SMALL
                 CAP
                GROWT-
                 H--
               INITIAL
                CLASS
               -------
               2001(A)
               -------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....   $10.00
Accumulation
  Unit value
  (end of
  period)....   $ 9.45
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....       77

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....   $10.00
Accumulation
  Unit value
  (end of
  period)....   $ 9.61
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....       96






                                                                                                                     ALGER
                                                                                                                    AMERI-
                                                                                                                      CAN
                                                                                                                    SMALL-
                                                                                                                      CAP
                                                                                                                    GROWT-
                                                                                                                      H--
                                                          MAINSTAY VP                                                CLASS
                                                         TOTAL RETURN--                                                O
                                                         INITIAL CLASS                                              SHARES
               -------------------------------------------------------------------------------------------------    ------
                2008      2007      2006      2005      2004       2003      2002      2001      2000      1999      2008
               ------    ------    ------    ------    ------    -------    ------    ------    ------    ------    ------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $26.08    $24.57    $22.74    $21.63    $20.60    $17.44     $21.17    $24.02    $25.44    $22.03    $15.81
Accumulation
  Unit value
  (end of
  period)....  $18.81    $26.08    $24.57    $22.74    $21.63    $ 20.60    $17.44    $21.17    $24.02    $25.44    $ 8.33
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....   1,979     2,532     3,104     3,755     4,717      5,524     6,305     7,727     8,998     9,703       476

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $26.08    $24.57    $22.74    $21.63    $20.60    $17.44     $21.17    $24.02    $25.44    $22.03    $15.80
Accumulation
  Unit value
  (end of
  period)....  $18.81    $26.08    $24.57    $22.74    $21.63    $20.60     $17.44    $21.17    $24.02    $25.44    $ 8.33
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....   2,315     2,895     3,445     4,280     5,209      5,915     6,454     7,442     8,146     8,546       774
                                                   ALGER AMERICAN
                                                  SMALLCAP GROWTH--
                                                   CLASS O SHARES
               --------------------------------------------------------------------------------------
                2007      2006      2005      2004      2003      2002      2001      2000      1999
               ------    ------    ------    ------    ------    ------    ------    ------    ------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $13.66    $11.53    $ 9.99    $ 8.68    $ 6.18    $ 8.49    $12.20    $16.98    $11.99
Accumulation
  Unit value
  (end of
  period)....  $15.81    $13.66    $11.53    $ 9.99    $ 8.68    $ 6.18    $ 8.49    $12.20    $16.98
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     635       781       880       990     1,127     1,254     1,417     1,648     1,154

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $13.66    $11.53    $ 9.99    $ 8.68    $ 6.18    $ 8.49    $12.20    $16.97    $11.99
Accumulation
  Unit value
  (end of
  period)....  $15.80    $13.66    $11.53    $ 9.99    $ 8.68    $ 6.18    $ 8.49    $12.20    $16.97
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     956     1,132     1,207     1,223     1,237     1,245     1,352     1,451       926






                                                                                                                       COLUMBIA
                                                                                                                       SMALL CAP
                                                          CVS CALVERT                                                 VALUE FUND,
                                                            SOCIAL                                                     VARIABLE
                                                           BALANCED                                                    SERIES--
                                                           PORTFOLIO                                                    CLASS B
               ------------------------------------------------------------------------------------------------    ----------------
                2008      2007      2006      2005      2004      2003      2002      2001      2000      1999      2008      2007
               ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $21.12    $20.82    $19.40    $18.60    $17.40    $14.78    $17.04    $18.55    $19.40    $17.51    $12.47    $12.97
Accumulation
  Unit value
  (end of
  period)....  $14.32    $21.12    $20.82    $19.40    $18.60    $17.40    $14.78    $17.04    $18.55    $19.40    $ 8.84    $12.47
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....      69        87       108       134       172       195       179       205       226       230       117       138
SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $21.15    $20.85    $19.42    $18.62    $17.42    $14.79    $17.06    $18.57    $19.42    $17.53    $12.47    $12.97
Accumulation
  Unit value
  (end of
  period)....  $14.34    $21.15    $20.85    $19.42    $18.62    $17.42    $14.79    $17.06    $18.57    $19.42    $ 8.84    $12.47
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     191       214       253       274       300       303       306       317       308       296       147       178
                         COLUMBIA
                        SMALL CAP                                             DREYFUS IP
                       VALUE FUND,                                            TECHNOLOGY
                    VARIABLE SERIES--                                          GROWTH--
                         CLASS B                                            INITIAL CLASS
               ---------------------------    -------------------------------------------------------------------------
                2006      2005     2004(C)     2008      2007      2006     2005     2004     2003     2002     2001(A)
               ------    ------    -------    ------    ------    -----    -----    -----    -----    ------    -------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $11.01    $10.57     $10.00    $10.61    $ 9.37    $9.10    $8.88    $8.95    $6.01    $10.05     $10.00
Accumulation
  Unit value
  (end of
  period)....  $12.97    $11.01     $10.57    $ 6.16    $10.61    $9.37    $9.10    $8.88    $8.95    $ 6.01     $10.05
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     169       102         13        72       108      109      141      192      216        99         26
SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $11.01    $10.57     $10.00    $10.29    $ 9.09    $8.83    $8.62    $8.69    $5.83    $ 9.75     $10.00
Accumulation
  Unit value
  (end of
  period)....  $12.97    $11.01     $10.57    $ 5.98    $10.29    $9.09    $8.83    $8.62    $8.69    $ 5.83     $ 9.75
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     199       148          2       190       223      245      238      287      297       151         66




-------

(a) For the period July 6, 2001 (commencement of operations in the Separate Account) through December 31, 2001.


(c) For the period November 15, 2004 (commencement of operations in the Separate Account) through December 31, 2004.


(f) For the period February 13, 2006 (commencement of operations in the Separate Account) through December 31, 2006.

                                                     FIDELITY(R)
                                                         VIP
                                                   CONTRAFUND(R)--
                                                    INITIAL CLASS
               --------------------------------------------------------------------------------------
                2008      2007      2006      2005      2004      2003      2002      2001      2000
               ------    ------    ------    ------    ------    ------    ------    ------    ------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $31.14    $26.82    $24.33    $21.07    $18.49    $14.58    $16.29    $18.81    $20.41
Accumulation
  Unit value
  (end of
  period)....  $17.67    $31.14    $26.82    $24.33    $21.07    $18.49    $14.58    $16.29    $18.81
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....   1,436     1,758     2,074     2,341     2,497     2,584     2,741     3,054     3,332
SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $30.54    $26.31    $23.86    $20.67    $18.13    $14.30    $15.98    $18.45    $20.02
Accumulation
  Unit value
  (end of
  period)....  $17.33    $30.54    $26.31    $23.86    $20.67    $18.13    $14.30    $15.98    $18.45
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....   2,435     2,842     3,259     3,556     3,549     3,592     3,685     3,891     4,048
               FIDEL-
               ITY(R)                                                                                                        FIDEL-
                 VIP                                                                                                           ITY
                CON-                                                                                                           VIP
                TRA-                                                                                                           MID
               FUND(-                                                                                                         CAP--
                R)--                                                                                                          SER-
                INI-                                              FIDELITY(R) VIP                                             VICE
                TIAL                                              EQUITY-INCOME--                                             CLASS
                CLASS                                              INITIAL CLASS                                                2
               ------    ------------------------------------------------------------------------------------------------    ------
                1999      2008      2007      2006      2005      2004      2003      2002      2001      2000      1999      2008
               ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $16.64    $22.35    $22.30    $18.80    $17.99    $16.34    $12.70    $15.49    $16.52    $15.43    $14.70    $20.35
Accumulation
  Unit value
  (end of
  period)....  $20.41    $12.65    $22.35    $22.30    $18.80    $17.99    $16.34    $12.70    $15.49    $16.52    $15.43    $12.13
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....   3,195       802     1,018     1,207     1,382     1,509     1,556     1,708     1,938     2,060     2,033       343
SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $16.32    $22.19    $22.14    $18.66    $17.86    $16.22    $12.61    $15.38    $16.39    $15.32    $14.59    $20.70
Accumulation
  Unit value
  (end of
  period)....  $20.02    $12.56    $22.19    $22.14    $18.66    $17.86    $16.22    $12.61    $15.38    $16.39    $15.32    $12.34
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....   3,657     1,111     1,365     1,526     1,698     1,735     1,716     1,721     1,831     1,813     1,847       634
                                 FIDELITY VIP
                                  MID CAP--
                               SERVICE CLASS 2
               -----------------------------------------------
                2007      2006      2005      2004     2003(B)
               ------    ------    ------    ------    -------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $17.87    $16.11    $13.83    $11.24     $10.00
Accumulation
  Unit value
  (end of
  period)....  $20.35    $17.87    $16.11    $13.83     $11.24
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     441       499       501       309         38
SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $18.18    $16.39    $14.07    $11.43     $10.00
Accumulation
  Unit value
  (end of
  period)....  $20.70    $18.18    $16.39    $14.07     $11.43
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     740       811       702       361         30






                                                     JANUS ASPEN
                                                BALANCED PORTFOLIO--
                                                INSTITUTIONAL SHARES
               --------------------------------------------------------------------------------------
                2008      2007      2006      2005      2004      2003      2002      2001      2000
               ------    ------    ------    ------    ------    ------    ------    ------    ------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $26.03    $23.85    $21.83    $20.48    $19.12    $16.99    $18.39    $19.55    $20.26
Accumulation
  Unit value
  (end of
  period)....  $21.62    $26.03    $23.85    $21.83    $20.48    $19.12    $16.99    $18.39    $19.55
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....   1,065     1,310     1,582     1,937     2,400     2,834     3,367     3,828     4,183

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $26.10    $23.92    $21.89    $20.54    $19.17    $17.03    $18.44    $19.60    $20.32
Accumulation
  Unit value
  (end of
  period)....  $21.68    $26.10    $23.92    $21.89    $20.54    $19.17    $17.03    $18.44    $19.60
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....   1,987     2,342     2,742     3,136     3,625     4,035     4,269     4,437     4,357
                JANUS
                ASPEN
                BAL-
                ANCED
                PORT-
                FOLI-
                 O--
               INSTI-
               TUTIO-                                               JANUS ASPEN
                 NAL                                           WORLDWIDE PORTFOLIO--
               SHARES                                          INSTITUTIONAL SHARES
               ------    ------------------------------------------------------------------------------------------------
                1999      2008      2007      2006      2005      2004      2003      2002      2001      2000      1999
               ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $16.19    $20.20    $18.67    $16.00    $15.31    $14.80    $12.10    $16.45    $21.49    $25.81    $15.90
Accumulation
  Unit value
  (end of
  period)....  $20.26    $11.03    $20.20    $18.67    $16.00    $15.31    $14.80    $12.10    $16.45    $21.49    $25.81
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....   3,300     1,045     1,301     1,550     2,010     2,646     3,265     3,867     4,559     5,233     4,073

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $16.24    $20.24    $18.71    $16.03    $15.34    $14.83    $12.12    $16.48    $21.53    $25.86    $15.93
Accumulation
  Unit value
  (end of
  period)....  $20.32    $11.06    $20.24    $18.71    $16.03    $15.34    $14.83    $12.12    $16.48    $21.53    $25.86
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....   3,387     1,684     1,986     2,371     2,835     3,485     3,957     4,424     4,992     5,465     4,171






                                                      MFS(R) INVESTORS                                               MFS(R)
                                                           TRUST                                                    RESEARCH
                                                          SERIES--                                                  SERIES--
                                                       INITIAL CLASS                                              INITIAL CLASS
               ---------------------------------------------------------------------------------------------    ----------------
                2008      2007      2006      2005      2004     2003     2002     2001      2000      1999      2008      2007
               ------    ------    ------    ------    -----    -----    -----    ------    ------    ------    ------    ------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $11.95    $10.98    $ 9.84    $ 9.29    $8.45    $7.01    $8.99    $10.83    $10.99    $10.44    $13.17    $11.79
Accumulation
  Unit value
  (end of
  period)....  $ 7.89    $11.95    $10.98    $ 9.84    $9.29    $8.45    $7.01    $ 8.99    $10.83    $10.99    $ 8.31    $13.17
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....      76        92       111       135      155      175      193       240       252       217        80       118

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $12.28    $11.28    $10.12    $ 9.55    $8.69    $7.21    $9.24    $11.13    $11.30    $10.73    $13.01    $11.64
Accumulation
  Unit value
  (end of
  period)....  $ 8.11    $12.28    $11.28    $10.12    $9.55    $8.69    $7.21    $ 9.24    $11.13    $11.30    $ 8.20    $13.01
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     111       128       163       194      207      219      229       239       240       212       155       181
                                                 MFS(R)                                                     MFS(R)
                                                RESEARCH                                                   UTILITIES
                                                SERIES--                                                   SERIES--
                                              INITIAL CLASS                                              SERVICE CLASS
               --------------------------------------------------------------------------    ------------------------------------
                2006      2005      2004      2003     2002     2001      2000      1999      2008      2007      2006      2005
               ------    ------    ------    -----    -----    ------    ------    ------    ------    ------    ------    ------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $10.81    $10.16    $ 8.89    $7.22    $9.69    $12.47    $13.27    $10.84    $23.53    $18.69    $14.46    $12.57
Accumulation
  Unit value
  (end of
  period)....  $11.79    $10.81    $10.16    $8.89    $7.22    $ 9.69    $12.47    $13.27    $14.45    $23.53    $18.69    $14.46
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     143       175       197      212      240       317       320       164       797       959       752       653

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $10.67    $10.03    $ 8.77    $7.13    $9.57    $12.31    $13.10    $10.70    $24.16    $19.19    $14.85    $12.90
Accumulation
  Unit value
  (end of
  period)....  $11.64    $10.67    $10.03    $8.77    $7.13    $ 9.57    $12.31    $13.10    $14.83    $24.16    $19.19    $14.85
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     210       277       291      289      306       349       316       166     1,177     1,323     1,089       895
                MFS(R)
                UTILI-
                 TIES
                SERIE-                       NEUBERGER
                 S--                           BERMAN
               SERVICE                       AMT MIDCAP
                CLASS                GROWTH PORTFOLIO--CLASS S
               -------    -----------------------------------------------
               2004(D)     2008      2007      2006      2005     2004(d)
               -------    ------    ------    ------    ------    -------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....   $10.00    $17.95    $14.88    $13.17    $11.76     $10.00
Accumulation
  Unit value
  (end of
  period)....   $12.57    $10.01    $17.95    $14.88    $13.17     $11.76
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....      143        59        68        41        40         18

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....   $10.00    $17.11    $14.19    $12.56    $11.22     $10.00
Accumulation
  Unit value
  (end of
  period)....   $12.90    $ 9.54    $17.11    $14.19    $12.56     $11.22
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....      166        67        72        60        46         22




-------



(b) For the period September 5, 2003 (commencement of operations in the Separate Account) through December 31, 2003.


(d) For the period May 1, 2004 (commencement of operations in the Separate Account) through December 31, 2004.

                               ROYCE                                    ROYCE
                             MICRO-CAP                                SMALL-CAP
                            PORTFOLIO--                              PORTFOLIO--
                            INVESTMENT                               INVESTMENT                         T. ROWE PRICE
                               CLASS                                    CLASS                      EQUITY INCOME PORTFOLIO
               -------------------------------------    -------------------------------------    --------------------------
                2008      2007      2006     2005(e)     2008      2007      2006     2005(e)     2008      2007      2006
               ------    ------    ------    -------    ------    ------    ------    -------    ------    ------    ------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $14.73    $14.35    $12.01     $10.00    $11.66    $12.07    $10.59     $10.00    $17.16    $16.83    $14.33
Accumulation
  Unit value
  (end of
  period)....  $ 8.25    $14.73    $14.35     $12.01    $ 8.38    $11.66    $12.07     $10.59    $10.82    $17.16    $16.83
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     146       164       122         26       114       118       117         50       682       917     1,062

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $14.76    $14.38    $12.04     $10.00    $12.38    $12.82    $11.24     $10.00    $17.29    $16.96    $14.44
Accumulation
  Unit value
  (end of
  period)....  $ 8.27    $14.76    $14.38     $12.04    $ 8.90    $12.38    $12.82     $11.24    $10.90    $17.29    $16.96
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     168       189       169         26       178       142       133         61     1,124     1,385     1,502
                                                                                                         VAN ECK
                                          T. ROWE PRICE                                                 WORLDWIDE
                                     EQUITY INCOME PORTFOLIO                                           HARD ASSETS
               ------------------------------------------------------------------    ----------------------------------------------
                2005      2004      2003      2002      2001      2000      1999      2008      2007      2006      2005      2004
               ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------    ------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $13.97    $12.32    $ 9.94    $11.59    $11.58    $10.37    $10.13    $39.72    $27.68    $22.53    $15.05    $12.30
Accumulation
  Unit value
  (end of
  period)....  $14.33    $13.97    $12.32    $ 9.94    $11.59    $11.58    $10.37    $21.12    $39.72    $27.68    $22.53    $15.05
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....   1,186     1,143     1,007       982       950       590       394       412       475       455       354       159

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $14.08    $12.41    $10.02    $11.68    $11.67    $10.45    $10.21    $40.34    $28.12    $22.88    $15.28    $12.49
Accumulation
  Unit value
  (end of
  period)....  $14.44    $14.08    $12.41    $10.02    $11.68    $11.67    $10.45    $21.45    $40.34    $28.12    $22.88    $15.28
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....   1,557     1,355     1,014       853       815       480       387       558       597       589       483       212
                                  VAN ECK
                                 WORLDWIDE
                                HARD ASSETS
               --------------------------------------------
                2003      2002     2001      2000      1999
               ------    -----    ------    ------    -----
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $ 8.59    $8.95    $10.13    $ 9.21    $7.71
Accumulation
  Unit value
  (end of
  period)....  $12.30    $8.59    $ 8.95    $10.13    $9.21
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     105      113        50        50       58

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $ 8.72    $9.09    $10.29    $ 9.36    $7.83
Accumulation
  Unit value
  (end of
  period)....  $12.49    $8.72    $ 9.09    $10.29    $9.36
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     124      132        52        45       38






                                                        VAN KAMPEN'S
                                                        UIF EMERGING                                                VICTORY VIF
                                                       MARKETS EQUITY                                               DIVERSIFIED
                                                         PORTFOLIO--                                                  STOCK--
                                                           CLASS I                                                CLASS A SHARES
               ----------------------------------------------------------------------------------------------    ----------------
                2008      2007      2006      2005      2004      2003      2002     2001     2000      1999      2008      2007
               ------    ------    ------    ------    ------    ------    -----    -----    ------    ------    ------    ------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $31.50    $22.72    $16.79    $12.70    $10.45    $ 7.08    $7.87    $8.53    $14.21    $ 7.36    $14.09    $12.98
Accumulation
  Unit value
  (end of
  period)....  $13.49    $31.50    $22.72    $16.79    $12.70    $10.45    $7.08    $7.87    $ 8.53    $14.21    $ 8.64    $14.09
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     430       551       565       547       472       564      558      611       699       578        64        87

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $31.74    $22.90    $16.91    $12.80    $10.53    $ 7.13    $7.93    $8.59    $14.32    $ 7.41    $14.48    $13.34
Accumulation
  Unit value
  (end of
  period)....  $13.59    $31.74    $22.90    $16.91    $12.80    $10.53    $7.13    $7.93    $ 8.59    $14.32    $ 8.88    $14.48
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     624       716       756       709       651       642      676      694       732       510       119       110
                       VICTORY VIF
                       DIVERSIFIED
                         STOCK--
                      CLASS A SHARES
               ---------------------------
                2006      2005     2004(D)
               ------    ------    -------
SEPARATE
  ACCOUNT I
Accumulation
  Unit value
  (beginning
  of
  period)....  $11.57    $10.78     $10.00
Accumulation
  Unit value
  (end of
  period)....  $12.98    $11.57     $10.78
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....      91        64         22

SEPARATE
  ACCOUNT II
Accumulation
  Unit value
  (beginning
  of
  period)....  $11.89    $11.07     $10.00
Accumulation
  Unit value
  (end of
  period)....  $13.34    $11.89     $11.07
Number of
  units
  outstanding
  (in 000s)
  (end of
  period)....     108       104         24




-------



(d) For the period May 1, 2004 (commencement of operations in the Separate Account) through December 31, 2004.


(e) For the period May 1, 2005 (commencement of operations in the Separate Account) through December 31, 2005.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            AND THE SEPARATE ACCOUNT

     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     New York Life Insurance and Annuity Corporation ("NYLIAC") is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the policies We describe in this Prospectus, NYLIAC offers life insurance policies and other annuities.


     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company, a mutual life insurance company doing business in New York since 1845. NYLIAC held assets of $82.2 billion at the end of 2008. New York Life Insurance Company has invested in NYLIAC, and will occasionally make additional contributions to NYLIAC in order to maintain capital and surplus in accordance with state requirements.


     THE SEPARATE ACCOUNTS

     Separate Accounts-I and II were established on October 5, 1992; Separate Account-III was established on November 30, 1994, pursuant to resolutions of the NYLIAC Board of Directors. Each Separate Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940. The Securities and Exchange Commission, however, does not supervise the management, or the investment practices or policies, of the Separate Accounts.


     Although the assets of each Separate Account belong to NYLIAC, these assets are held separately from Our other assets. The Separate Account assets are not chargeable with liabilities incurred in any of NYLIAC's other business operations (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Account are credited to or charged against the assets of the Separate Account, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent of both the investment performance of the Fixed Account and any other separate account of NYLIAC.



     Separate Accounts-I and II currently have 42 Investment Divisions which are available under the policy; Separate Account-III currently has 71 Investment Divisions, 41 of which are available to all policyholders. Premium payments allocated to the Investment Divisions are invested solely in the corresponding Eligible Portfolios of the relevant Fund.


     THE PORTFOLIOS

     The assets of each Eligible Portfolio are separate from the others and each such Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. You can make or lose money in any of the Investment Divisions. Portfolios described in this Prospectus are different from portfolios that may have similar names but are available directly to the general public. The funds available directly to the general public may have the same adviser, same name, same investment objectives and policies, and substantially similar portfolio securities, but the investment performance may not be the same.

     WE OFFER NO ASSURANCE THAT ANY OF THE ELIGIBLE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES


     The Funds also make their shares available to certain other separate accounts funding variable life insurance policies offered by NYLIAC. This is called "mixed funding." The Funds also may make their shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called "shared funding." Although We do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various policies participating in a certain Fund might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund's investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding, please refer to the relevant Fund prospectus.


     The Funds and Eligible Portfolios offered through this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC manages the MainStay VP Series Fund, Inc. and that was a factor in its selection. Another factor that NYLIAC considers during the selection process is whether the Fund or Eligible Portfolio or an affiliate of the Fund will compensate NYLIAC for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment adviser, or its distributor.

     We receive payments or compensation from the Funds or their investment advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC) in connection with administration, distribution and other services We provide with respect to the Eligible Portfolios and their availability through the policies. These payments may be derived, in whole or in part, from the advisory fee charged by the Fund and deducted from Fund assets and/or from "Rule 12b-1" fees charged by the Fund and deducted from Fund assets. NYLIAC may use these payments for any corporate purpose, including payment of expenses that NYLIAC and/or its affiliates incur in promoting, marketing, and administering the policies, and in its role as an intermediary of the Funds. Policyowners, through their indirect investment in the Funds, bear the costs of these advisory and 12b-1 fees.

     The amounts We receive may be substantial, may vary by Eligible Portfolio, and may depend on how much policy value is invested in the particular Eligible Portfolio or Fund. NYLIAC and its affiliates may profit from these payments. Currently, We receive payments or revenue under various arrangements in amounts ranging from 0.05% to 0.35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. We also receive compensation under various distribution services arrangements in amounts ranging from 0.05% to 0.25% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. The compensation that your Registered Representative receives remains the same regardless of which Investment Divisions you choose or the particular arrangements applicable to those Investment Divisions.

     The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table:


--------------------------------------------------------------------------------------
FUND                   INVESTMENT ADVISERS    ELIGIBLE PORTFOLIOS
MainStay VP Series     New York Life          MainStay VP Bond;
Fund, Inc.             Investment             MainStay VP Cash Management;
                       Management LLC         MainStay VP Floating Rate;

                       Subadviser: MacKay     MainStay VP Capital Appreciation;
                       Shields LLC            MainStay VP Convertible;
                       ("MacKay")             MainStay VP Government;
                                              MainStay VP High Yield Corporate Bond;
                                              MainStay VP International Equity;
                                              MainStay VP Mid Cap Growth;
                                              MainStay VP Mid Cap Value;
                                              MainStay VP Small Cap Growth;
                                              MainStay VP Total Return;


                       Subadvisor: Madison    MainStay VP Balanced;
                       Square Investors LLC   MainStay VP Common Stock;
                       ("MSI")                MainStay VP Conservative Allocation;
                                              MainStay VP Growth Allocation;
                                              MainStay VP Mid Cap Core;
                                              MainStay VP Moderate Allocation;
                                              MainStay VP Moderate Growth Allocation;
                                              MainStay VP S&P 500 Index;

                       Subadviser:            MainStay VP ICAP Select Equity
                       Institutional Capital
                       LLC

                       Subadviser: Winslow    MainStay VP Large Cap Growth
                       Capital Management,
                       Inc.

                       Subadviser: Lord       MainStay VP Developing Growth
                       Abbett & Company LLC
The Alger American     Fred Alger             Alger American SmallCap Growth*
  Fund                 Management, Inc.

--------------------------------------------------------------------------------------
FUND                   INVESTMENT ADVISERS    ELIGIBLE PORTFOLIOS

Calvert Variable       Calvert Asset          CVS Calvert Social Balanced Portfolio**
  Series, Inc.         Management Company,
                       Inc.
                       Subadviser (equity
                       portion):
                       New Amsterdam
                       Partners LLC
                       (No subadviser on
                       fixed income portion)
Columbia Funds         Columbia Management    Columbia Small Cap Value Fund, Variable
Variable               Advisors, LLC          Series
Insurance Trust
Dreyfus Investment     The Dreyfus            Dreyfus IP Technology Growth
  Portfolios           Corporation
Fidelity Variable      Fidelity Management
Insurance              and Research Company
Products Fund          Subadviser: Fidelity   Fidelity(R) VIP Contrafund(R)
                       Management & Research
                       (U.K.) Inc.
                       ("FMRUK"), Fidelity
                       Management & Research
                       (Far East) Inc.
                       ("FMRFE"), Fidelity
                       Investments Japan
                       Limited ("FIJL"), FMR
                       Co., Inc. ("FMRC")
                       Subadviser: FMRC       Fidelity(R) VIP Equity-Income
                       Subadviser: FMRUK,     Fidelity(R) VIP Mid Cap
                       FMRFE, FIJL, FMRC
Janus Aspen Series     Janus Capital          Janus Aspen Balanced Portfolio;
                       Management LLC         Janus Aspen Worldwide Portfolio
MFS(R) Variable        MFS(R) Investment      MFS(R) Investors Trust Series;
Insurance              Management             MFS(R) Research Series;
Trust(SM)                                     MFS(R) Utilities Series
Neuberger Berman       Neuberger Berman       Neuberger Berman AMT Mid-Cap Growth
Advisers Management    Management, LLC        Portfolio
Trust                  Subadviser: Neuberger
                       Berman, LLC
The Royce Capital      Royce & Associates,    Royce Micro-Cap Portfolio
Fund                   LLC                    Royce Small-Cap Portfolio
T. Rowe Price Equity   T. Rowe Price          T. Rowe Price Equity Income Portfolio II
Series, Inc.           Associates, Inc.
Van Eck Worldwide      Van Eck Associates     Van Eck Worldwide Hard Assets
Insurance Trust        Corporation
The Universal          Morgan Stanley         Van Kampen's UIF Emerging Markets Equity
Institutional Funds,   Investment Management  Portfolio
Inc.                   Inc.
Victory Variable       Victory Capital        Victory VIF Diversified Stock
Insurance              Management, Inc.
Funds






*    No premiums or transfers will be accepted into this Investment Division from policyowners who did not have a portion of their Accumulation Value allocated to this Investment Division prior to June 1, 2007. Policyowners who remove all
     Accumulation Value allocations from this Investment Division will not be permitted to reallocate any portion of their Accumulation Value to this Investment Division.
**   Also known as Calvert Variable Series, Inc. Social Balanced Portfolio.



     Please refer to the attached prospectuses of the respective Funds for a complete description of the Funds, the investment advisers, subadvisors, and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of premium payments to an Investment Division corresponding to a particular Eligible Portfolio.

     You are responsible for choosing the Investment Divisions, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Decisions regarding investment allocations should be carefully considered. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR POLICY RESULTING FROM THE PERFORMANCE OF THE PORTFOLIOS YOU HAVE CHOSEN.

     In making your investment selections, We encourage you to thoroughly investigate all of the information regarding the Eligible Portfolios that are available to you, including each Fund's prospectus, statement of additional information, and annual and semi-annual reports. Other sources such as the Fund's website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund or Eligible Portfolio. After you select Investment Divisions for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

     NYLIAC does not provide investment advice and does not recommend or endorse any particular Eligible Portfolio or Portfolios.

     ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS

     NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company. We may do this if the shares of the Eligible Portfolios are no longer available for investment, or if We believe investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Account. To the extent required by law, We will not make substitutions of shares attributable to your interest in an Investment Division until you have been notified of the change. This does not prevent the Separate Account from purchasing other securities for other series or classes of policies, or from processing a conversion between series or classes of policies on the basis of requests made by policyowners.

     We may establish new Investment Divisions when We determine in Our sole discretion that marketing, tax, investment, or other conditions so warrant. We will make new Investment Divisions available to existing policyowners on a basis We determine. We may also eliminate one or more Investment Divisions, if We determine, in Our sole discretion, that marketing, tax, investment, or other conditions warrant.

     In the event of any substitution or change, NYLIAC may, by appropriate endorsement, change the policies to reflect such substitution or change. We also reserve the right to: (a) operate the Separate Account as management companies under the Investment Company Act of 1940, (b) deregister them under such Act in the event such registration is no longer required, (c) combine them with one or more other separate accounts, and (d) restrict or eliminate the voting rights of persons having voting rights as to the Separate Account, as permitted by law.

     REINVESTMENT

     We automatically reinvest all dividends and capital gain distributions from Eligible Portfolios in shares of the distributing Portfolio at their net asset values on the payable date.

                                  THE POLICIES

     This is a flexible premium policy, which means that additional premium payments can be made. It is issued on the lives of individual Annuitants.

     The policies are variable. This means that the Accumulation Value will fluctuate based on the investment experience of the Investment Divisions you select. The interest credited on the Fixed Accumulation Value will also vary. NYLIAC does not guarantee the investment performance of the Separate Account or of the Eligible Portfolios. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Eligible Portfolios' investments.

     As the owner of the policy, you have the right to (a) change the Beneficiary, (b) name a new owner (on Non-Qualified Policies only), (c) receive Income Payments, (d) name a payee to receive Income Payments and (e) transfer funds among Investment Divisions. You cannot lose these rights. However, all rights of ownership cease upon your death.

     The current policyowner of a Non-Qualified Policy has the right to transfer ownership to another person(s) or entity. To transfer ownership, the policyowner must complete Our approved "Transfer of Ownership" form in effect at the time of the request. This change will take effect as of the date We receive your signed form at one of the addresses noted in Question 15 of this Prospectus, subject to any payment We made or other action We took before recording the change. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person or entity that becomes the owner of an existing policy. This means the new policyowner(s) will be required to provide their name, address, date of birth and other identifying information. To complete a transfer of ownership, the new policyowner(s) will also be required to submit financial and suitability information.

     Certain provisions of the policies may be different than the general description in this Prospectus, and certain riders and options may not be available, because of legal requirements or restrictions in your state. See your policy for specific variations because any such state variations will be included in your policy or in riders or endorsements attached to your policy. See your Registered Representative or contact Us for specific information that may be applicable to your state.

     SELECTING THE VARIABLE ANNUITY THAT'S RIGHT FOR YOU

     In addition to the New York Life Flexible Premium Variable Annuity policy described in this Prospectus, We offer other variable annuities, each having different features, fees and charges. Your Registered Representative can help you decide which is best for you based on your individual circumstances, time horizon and policy feature preferences.

     The following chart outlines some of the different features for each New York Life variable annuity We offer. The availability of optional policy features such as those mentioned in the chart, may increase the cost of the policy. Therefore, when selecting a policy, you should consider what policy features you plan to use within your variable annuity. You should also consider the different surrender charge period associated with each policy in light of the length of time you plan to hold your policy (i.e., your time horizon). If you intend to make multiple contributions to your policy over time, you may want to consider a surrender charge period that is based on the policy date. If you intend to make a single contribution or limited contributions over time, you may want to consider a policy with a surrender charge period that is based on each premium payment. In addition to the surrender charges, you should also evaluate the available policy features and the different fees associated with each of the features and of the features of the policy.

     You should consider the investment objectives, risks, charges and expenses of an investment carefully before investing. Both the product and underlying Fund prospectuses contain this and other information about the variable annuities and underlying investment options. Your Registered Representative can provide you with prospectuses for one or more of these variable annuities and the underlying Funds. Please read the prospectuses carefully before investing.



---------------------------------------------------------------------------------------------------------------------------------
                         NEW YORK LIFE         NEW YORK LIFE         NEW YORK LIFE         NEW YORK LIFE         NEW YORK LIFE
                        FLEXIBLE PREMIUM     LONGEVITY BENEFIT     PREMIUM PLUS ELITE      ELITE VARIABLE          ESSENTIALS
                        VARIABLE ANNUITY      VARIABLE ANNUITY      VARIABLE ANNUITY          ANNUITY           VARIABLE ANNUITY
---------------------------------------------------------------------------------------------------------------------------------
Surrender Charge        9 Years (7%, 7%,     10 Years (8%, 8%,     10 Years (8%, 8%,      8 Years (8%, 8%,      7 Years (7%, 7%,
Period                7%, 6%, 5%, 4%, 3%,   8%, 7%, 6%, 5%, 4%,   8%, 7%, 6%, 5%, 4%,   8%, 7%, 6%, 5%, 4%,     7%, 6%, 6%, 5%,
                       2%, 1% -- based on      3%, 3%, 3% --         3%, 3%, 3% --         3% -- based on        4% -- based on
                          policy date)      based on the Policy      based on each              each              each premium
                                                   Date)*           premium payment       premium payment        payment date)
                                                                         date)*                date)*
---------------------------------------------------------------------------------------------------------------------------------

DCA Advantage Plan             No               Yes (6 month          Yes (6 month          Yes (6 month         Yes (6, 12, 18
                                                  account)              account)              account)               month
                                                                                                                   accounts)
---------------------------------------------------------------------------------------------------------------------------------

Interest Sweep                Yes                   Yes                   Yes                   Yes                   Yes
---------------------------------------------------------------------------------------------------------------------------------

Longevity Benefit              No                   Yes                    No                    No                    No
---------------------------------------------------------------------------------------------------------------------------------

Premium Credit                 No                   Yes                   Yes                    No                    No
---------------------------------------------------------------------------------------------------------------------------------

Fixed Account                 Yes                   Yes                   Yes                   Yes                   Yes
                            One-Year              One-Year              One-Year              One-Year             - One-Year
                                                                                                                  - Three-Year
---------------------------------------------------------------------------------------------------------------------------------

Reset Death Benefit     3 year reset to           Optional              Optional              Optional          Annual reset to
Guarantee                    age 85         Annual reset to age     Annual reset to       Annual reset to            age 80
                                                     80                  age 80                age 80
---------------------------------------------------------------------------------------------------------------------------------

Annual Death                  N/A                  0.30%          Ages 65 or younger:   Ages 65 or younger:           N/A
Benefit Reset                                                     0.30%                 0.30%
Charge                                                            Ages 66 to 75:        Ages 66 to 75:
                                                                  0.35%                 0.35%
---------------------------------------------------------------------------------------------------------------------------------

Mortality and                1.40%                 1.35%                 1.90%                 1.70%                 1.45%
Expense Risk and      Based on assets of    Based on Adjusted     Based on Adjusted     Based on Adjusted     Based on assets of
Administration        the Separate          Premium Payments.     Premium Payments.     Premium Payments.     the Separate
Costs                 Account.              Charge is not         Charge is not         Charge is not         Account.
Charge                Charge is reflected   reflected in the      reflected in the      reflected in the      Charge is reflected
                      in the Accumulation   Accumulation Unit     Accumulation Unit     Accumulation Unit     in the Accumulation
                      Unit Value            Value                 Value                 Value                      Unit Value
---------------------------------------------------------------------------------------------------------------------------------

Longevity Benefit             N/A                  1.00%                  N/A                   N/A                   N/A
Charge                                      Based on the total
                                            premium payment
                                            made to the policy.
---------------------------------------------------------------------------------------------------------------------------------

Annual Policy                 $30                   $30                   $30                   $30                   $30
Service Charge
---------------------------------------------------------------------------------------------------------------------------------

Minimum Cash Value          $20,000               $100,000              $100,000              $100,000              $50,000
Required to Waive
Annual Policy
Service Charge
---------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                         NEW YORK LIFE         NEW YORK LIFE         NEW YORK LIFE
                        PREMIUM PLUS II       SELECT VARIABLE       ACCESS VARIABLE
                        VARIABLE ANNUITY          ANNUITY               ANNUITY
-------------------------------------------------------------------------------------
Surrender Charge        8 Years (8%, 8%,      3 Years (8%, 8%,            None
Period                8%, 7%, 6%, 5%, 4%,   7% -- based on each
                         3% -- based on       premium payment
                          each premium             date)
                         payment date)*
-------------------------------------------------------------------------------------

DCA Advantage Plan        Yes (6 month      Yes (6 and 12 month            No
                            account)             accounts)
-------------------------------------------------------------------------------------

Interest Sweep                Yes                   Yes                    No
-------------------------------------------------------------------------------------

Longevity Benefit              No                    No                    No
-------------------------------------------------------------------------------------

Premium Credit                Yes                    No                    No
-------------------------------------------------------------------------------------

Fixed Account                 Yes                   Yes                   Yes
                            One-Year              One-Year              One-Year
-------------------------------------------------------------------------------------

Reset Death Benefit     Annual reset to       Annual reset to       Annual reset to
Guarantee                    age 80                age 80                age 80

-------------------------------------------------------------------------------------

Annual Death                  N/A                   N/A                   N/A
Benefit Reset
Charge
-------------------------------------------------------------------------------------

Mortality and                1.75%                 1.85%                 1.55%
Expense Risk and      Based on assets of    Based on assets of    Based on assets of
Administration        the Separate          the Separate          the Separate
Costs                 Account.              Account.              Account.
Charge                Charge is reflected   Charge is reflected   Charge is reflected
                      in the Accumulation   in                    in
                           Unit Value       the Accumulation        the Accumulation
                                            Unit Value            Unit
                                                                  Value
-------------------------------------------------------------------------------------

Longevity Benefit             N/A                   N/A                   N/A
Charge
-------------------------------------------------------------------------------------

Annual Policy                 $30                   $50                   $40*
Service Charge
-------------------------------------------------------------------------------------

Minimum Cash Value          $100,000              $100,000              $50,000
Required to Waive
Annual Policy
Service Charge
-------------------------------------------------------------------------------------



    All policies and features may not be available in all jurisdictions.


 *   May be different in some jurisdictions.

     QUALIFIED AND NON-QUALIFIED POLICIES

     We designed the policies primarily for the accumulation of retirement savings and to provide income at a future date. We issue both Qualified and Non-Qualified Policies. Both types of policies offer tax-deferred accumulation. You may purchase a Non-Qualified Policy to provide for retirement income other than through a tax-qualified plan. You may purchase a Qualified Policy for use with any one of the tax-qualified plans listed below.


     (1) Code Section 403(b) TSAs purchased by employees of certain tax-exempt organizations and certain state-supported educational institutions, in each case in accordance with the employer's plan document and/or applicable tax requirements (see FEDERAL TAX MATTERS--Qualified Policies--Important Information Regarding Final Code Section 403(b) Regulations). We will no longer be accepting contributions or issuing new policies for ERISA 403(b) plans;


     (2) Section 408 or 408A Individual Retirement Annuities ("IRAs"), including: Roth IRAs, SEP IRA's and SIMPLE IRAs

     (3) Section 457 Deferred Compensation Plans.


     Please see "FEDERAL TAX MATTERS" for a detailed description of these plans.


     If you are considering the purchase of a Qualified Policy or a Non-Qualified Policy to fund another type of tax-qualified retirement plan, such as a plan qualifying under Section 401(a) of the Code, you should be aware that this policy will fund a retirement plan that already provides tax deferral under the Code. Therefore, the tax deferral of the annuity does not provide additional benefits. However, this annuity is designed to provide certain payment guarantees and features other than tax deferral, some of which may not be available in other investments. There are fees and charges in an annuity that may not be included in other types of investments. The additional features and benefits include:

     - A guaranteed death benefit, as explained in this Prospectus.

     - The option for you to receive a guaranteed stream of income payments for life after you have owned the policy for one year.

     - A Fixed Account that features a guaranteed fixed interest rate.

     - An optional Interest Sweep feature that automatically allocates interest earned on monies in the Fixed Account to other Investment Divisions offered under the policy.

     - The flexibility to easily transfer money among Investment Divisions in the annuity managed by different investment managers and to have your investment mix automatically rebalanced periodically.

     These features are explained in detail in this Prospectus. You should purchase this annuity with tax-qualified money because of the additional features the annuity provides and not for the tax deferral to which the tax-qualified plan is already entitled. You should consult with your tax or legal advisor to determine if the policy is suitable for your tax qualified plan.

     POLICY APPLICATION AND PREMIUM PAYMENTS

     To purchase a policy, you must complete an application. The application is sent by your Registered Representative to NYLIAC's Cleveland or Dallas Service Center with your initial premium payment. (Initial premium payments received in connection with 1035 exchanges, rollovers and TSAs must be sent to either the Cleveland or Dallas Service Center, or one of the addresses noted in Question 17 of this Prospectus.) If the application is complete and accurate, and We have received all other information necessary to process the application, We will credit the initial premium payment to the investment options you have selected within two Business Days after receipt at the Cleveland or Dallas Service Center. (Or, in the case of initial premium payments received in connection with 1035 exchanges, rollovers and TSAs, at the Cleveland or Dallas Service Centers or at one of the addresses noted in Question 17 of this Prospectus.) If We cannot credit the initial premium payment within five Business Days after We receive it because the application is incomplete or inaccurate, We will contact you and explain the reason for the delay. Unless you consent to NYLIAC's retaining the initial premium payment and crediting it as soon as the necessary requirements are fulfilled, We will refund the initial premium payment immediately.

     Acceptance of applications is subject to NYLIAC's rules. We reserve the right to reject any application or initial premium payment. Generally, only one policyowner is named. If We issue a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. ACCEPTANCE OF INITIAL AND SUBSEQUENT PREMIUM PAYMENTS IS SUBJECT TO OUR SUITABILITY STANDARDS.


     You may allocate premium payments in up to 42 Investment Divisions, 41 of which are available to all policyholders, as well as the Fixed Account. Moreover, you may increase or decrease the percentages of the premium payments (which must be in whole number percentages) allocated to each Allocation Alternative at the time a premium payment is made.


     Unless We permit otherwise, the minimum initial premium payment for Qualified Policies is as follows:

          (a) for TSAs, $50 per month or a $2,000 single premium;

          (b) for IRAs, $1,200 initial premium payment plus pre-authorized monthly deductions of $100 per month, or pre-authorized monthly deductions of $165 per month or a $2,000 single premium;

          (c) for deferred compensation plans, $50 per month; and

          (d) for SEP plans, $600 initial premium payment or $50 per month if part of a pre-authorized billing arrangement.

          (e) For SIMPLE IRAs, $4,000 initial premium payment and, if part of a pre-authorized billing arrangement, an additional $50 per month.

     For Non-Qualified Policies, the minimum initial premium payment is $5,000 single premium or a $2,500 premium payment plus $50 per month as either pre-authorized monthly deduction or as part of a pre-authorized monthly billing arrangement. You may make additional premium payments of at least $50 each or such lower amount as We may permit at any time. ACCEPTANCE OF INITIAL AND ADDITIONAL PREMIUM PAYMENTS IS SUBJECT TO OUR SUITABILITY STANDARDS. The currently available methods of payment are direct payments to NYLIAC, pre-authorized monthly deductions from your bank, a credit union or similar accounts, public and private employee payroll deductions, and any other method agreed to by us. You may make premium payments at any time before the Annuity Commencement Date and while you and the Annuitant are living. The maximum aggregate amount of premium payments We accept is $1,000,000 without prior approval. NYLIAC reserves the right to limit the dollar amount of any premium payment.

     For Qualified Policies, you may not make premium payments in any Policy Year that exceed the amount permitted by the plan or by applicable law. NYLIAC also reserves the right in its discretion to accept premium payments of less than $50, provided such discretion is exercised in a non-discriminatory manner.

     For policies investing in Separate Accounts-I and II that were issued for delivery in New York from August 1995 to August 1997, the following minimum initial and maximum additional premium payment requirements apply:

     (a) For Non-Qualified Policies, the minimum single premium payment is $2,500 plus $50 per month as either a pre-authorized monthly deduction or as part of a pre-authorized monthly billing arrangement. The maximum total dollar amount of premium payments in any Policy Year may not exceed $4,999.99.

     (b) For TSA policies, Section 457 deferred compensation plan policies, Simplified Employee Pension ("SEP") plan policies and any other Qualified Policies, premium payments may only be made through a pre-authorized billing arrangement. The maximum dollar amount of scheduled premium payments may not exceed the applicable annual plan limit as specified in the Internal Revenue Code.

     (c) For TSA transfer premium payments made to an existing TSA policy, the maximum dollar amount of transfer premium payments in the first Policy Year may not exceed $1,999.99. For any additional TSA transfer premium payments made in the second or subsequent Policy Years, the maximum total dollar amount of annual transfer premium payments may not exceed $4,999.99.

     (d) For Individual Retirement Annuity ("IRA") policies, the minimum premium payment is $1,200 initial and $100 scheduled under a pre-authorized monthly deduction arrangement, or $100 scheduled under a pre-authorized monthly deduction arrangement, or $2,000 lump sum. For any additional premium payments made in the second or subsequent Policy Years, the maximum total dollar amount of annual premium payments may not exceed $4,999.99.

     PAYMENTS RETURNED FOR INSUFFICIENT FUNDS

     If your premium payment is returned for insufficient funds, We reserve the right to reverse the investment options chosen and charge you a $20.00 fee for each returned payment. In addition, the Fund may also redeem shares to cover any losses it incurs as a result of a returned payment. If a payment is returned for insufficient funds for two consecutive periods, the privilege to pay by check or electronically will be suspended until VPSC receives a written request to reinstate it in a form acceptable to us, at one of the addresses noted in Question 15 of this Prospectus, and We agree.

     YOUR RIGHT TO CANCEL ("FREE LOOK")


     You can cancel the policy within 10 days of delivery of the policy or such longer period as required under state law. To cancel your policy, you must return it to VPSC at one of the addresses listed in Question 15 of this Prospectus or to the Registered Representative through whom you purchased it, with a written request for cancellation. Except in states where you are entitled by law to receive the total of premium payments less any prior partial withdrawals, We will promptly return the Accumulation Value calculated as of the Business Day that either the Registered Representative through whom you purchased the policy or VPSC receives the policy along with a written request for cancellation in a form acceptable to Us, but without any deduction for premium taxes or a surrender charge. We will set forth the provision in your policy.


     ISSUE AGES

     To purchase a Non-Qualified Policy you and the Annuitant must not be older than age 75. We will accept additional premium payments until 12 months after either you or the Annuitant reaches the age of 85, unless We agree otherwise.

     For IRA, Roth IRA, SIMPLE IRA, TSA and SEP plans, you must also be the Annuitant. We can issue Qualified Policies if the Owner/Annuitant is between the ages of 18 and 75. We will accept additional premium payments until 12 months after the Owner/Annuitant reaches the age of 80, unless otherwise limited by the terms of a particular plan or unless We agree otherwise.

     TRANSFERS

     You may transfer amounts between Investment Divisions of the Separate Account or to the Fixed Account at least 30 days before the Annuity Commencement Date. Except in connection with transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options, the minimum that you may transfer from one Investment Division to other Investment Divisions or to the Fixed Account is $500. Except for the Dollar Cost Averaging, Automatic Asset Reallocation and Interest Sweep options, if the value of the remaining Accumulation Units in an Investment Division or the Fixed Account would be less than $500 after you make a transfer, We will transfer the entire value unless NYLIAC in its discretion determines otherwise. The amount(s) transferred to other Investment Divisions must be a minimum of $25 for each Investment Division.

     There is no charge for the first twelve transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of twelve, subject to any applicable state insurance law requirements. Any transfer made in connection with the Dollar Cost Averaging, Automatic Asset Reallocation and Interest Sweep options will not count as a transfer toward the twelve transfer limit. You may make transfers from the Fixed Account to the Investment Divisions in connection with the Interest Sweep option and in certain other situations. Transfers into the Fixed Account may be subject to restrictions. (See the "FIXED ACCOUNT.")

     You can request a transfer by any of the four methods listed below. Transfer requests are subject to limitations and must be made in accordance with our established procedures. (See "Virtual Service Center (VSC) and Interactive Voice Response System (IVR)").

          - submit your request in writing on a form We approve to the VPSC at one of the addresses listed in Question 16 of this prospectus (or any other address We indicate to you in writing);

          - use the IVR at 800-598-2019;

          - speak to a Customer Service Representative at 800-598-2019 on Business Days between the hours of 9:00 a.m. and 6:00 p.m. (Eastern
            Time); or

          - make your request through the Virtual Service Center.

     NYLIAC is not liable for any loss, cost or expense for action based on telephone instructions which are believed to be genuine in accordance with these procedures. We must receive telephone transfer requests no later than 4:00 p.m. Eastern Time in order to assure same-day processing. We will process requests received after 4:00 p.m. on the next Business Day.

     LIMITS ON TRANSFERS

     Procedures Designed to Limit Potentially Harmful Transfers--This policy is not intended as a vehicle for market timing. Accordingly, your ability to make transfers under the policy is subject to limitation if We determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners.

     Any modification of the transfer privilege could be applied to transfers to or from some or all of the Investment Divisions. If not expressly prohibited by the policy, We may, for example:

     - reject a transfer request from you or from any person acting on your behalf

     - restrict the method of making a transfer

     - charge you for any redemption fee imposed by an underlying Fund

     - limit the dollar amount, frequency, or number of transfers.


     Currently, if you or someone acting on your behalf requests BY TELEPHONE AND/OR ELECTRONICALLY transfers into or out of one or more Investment Divisions on three or more days within any 60-day period, We will send you a letter notifying you that the transfer limitation has been exceeded. If We receive an additional transfer request that would result in transfers into or out of one or more Investment Divisions on three or more days within any 60-day period, We will process the transfer request. Thereafter, We will immediately suspend your ability to make transfers electronically and by telephone, regardless of whether you have received the warning letter. All subsequent transfer requests for your policy must then be made in writing through the U.S. mail or an overnight courier and received by VPSC at one of the addresses listed in Question 15 of this Prospectus. We will provide you with written notice when We take this action.



     We currently do not include the following transfers in these limitations, although we reserve the right to include them in the future: transfers to and from the Fixed Account, the first transfer out of the MainStay VP Cash Management Investment Division within six months of the issuance of a policy, and transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation, and Interest Sweep options.


     WE MAY CHANGE THESE LIMITATIONS OR RESTRICTIONS OR ADD NEW ONES AT ANY TIME WITHOUT PRIOR NOTICE; YOUR POLICY WILL BE SUBJECT TO THESE CHANGES REGARDLESS OF THE ISSUE DATE OF YOUR POLICY. All transfers are subject to the limits set forth in the prospectus in effect on the date of the transfer request, regardless of when your policy was issued. Note, also, that any applicable transfer rules, either as indicated above or that We may utilize in the future, will be applied even if We cannot identify any specific harmful effect from any particular transfer.

     We apply Our limits on transfers procedures to all owners of this policy without exception.

     Orders for the purchase of Fund portfolio shares are subject to acceptance by the relevant Fund. We will reject or reverse, without prior notice, any transfer request into an Investment Division if the purchase of shares in the corresponding Fund portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, the entire transfer request will be rejected or reversed if any part of it is not accepted by any one of the Funds. We will provide you with written notice of any transfer request We reject or reverse. You should read the Fund prospectuses for more details regarding their ability to refuse or restrict purchases or redemptions of their shares. In addition, a Fund may require Us to share specific policyowner transactional data with them, such as taxpayer identification numbers and transfer information.

     Risks Associated with Potentially Harmful Transfers--Our procedures are designed to limit potentially harmful transfers. However, We cannot guarantee that Our procedures will be effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. The risks described below apply to policyowners and other persons having material rights under the policies.

     - We do not currently impose redemption fees on transfers or expressly limit the number or size of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than Our procedures in deterring or preventing potentially harmful transfer activity.

     - Our ability to detect and deter potentially harmful transfer activity may be limited by policy provisions.

     - (1) The underlying Fund portfolios may have adopted their own policies and procedures with respect to trading of their respective shares. The prospectuses for the underlying Fund portfolios, in effect at the time of any trade, describe any such policies and procedures. The trading policies and procedures of an underlying Fund portfolio may vary from Ours and be more or less effective at preventing harm. Accordingly, the sole protection you may have against potentially harmful frequent transfers is the protection provided by the procedures described herein.

       (2) The purchase and redemption orders received by the underlying Fund portfolios reflect the aggregation and netting of multiple orders from owners of this policy and other variable policies issued by us. The nature of these combined orders may limit the underlying Fund portfolios' ability to apply their respective trading policies and procedures. In addition, if an underlying Fund portfolio believes that a combined order We submit may reflect one or more transfer requests from owners engaged in potentially harmful transfer activity, the underlying Fund portfolio may reject the entire order and thereby prevent Us from implementing any transfers that day. We do not generally expect this to happen. Alternatively, Funds may request information on individual policyowner transactions and may impose restrictions on individual policyowner transfer activity.

     - Other insurance companies that invest in the Fund portfolios underlying this policy may have adopted their own policies and procedures to detect and prevent potentially harmful transfer activity. The policies and procedures of other insurance companies may vary from Ours and be more or less effective at preventing harm. If their policies and procedures fail to successfully discourage potentially harmful transfer activity, there could be a negative effect on the owners of all of the variable policies, including Ours, whose variable investment options correspond to the affected underlying Fund portfolios.

     - Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:

          (1) an adverse effect on portfolio management, such as:

              a) impeding a portfolio manager's ability to sustain an investment objective;

              b) causing the underlying Fund portfolio to maintain a higher level of cash than would otherwise be the case; or

              c) causing an underlying Fund portfolio to liquidate investments prematurely (or at an otherwise inopportune time) in order to pay withdrawals or transfers out of the underlying Fund portfolio.

          (2) increased administrative and Fund brokerage expenses.

          (3) dilution of the interests of long-term investors in an Investment Division if purchases or redemptions into or out of an underlying Fund portfolio are made when, and if, the underlying Fund portfolio's investments do not reflect an accurate value (sometimes referred to as "time-zone arbitrage" and "liquidity arbitrage").

VIRTUAL SERVICE CENTER AND INTERACTIVE VOICE RESPONSE SYSTEM

     Through the VSC and the IVR, you can get up-to-date information about your policy and request transfers. We may revoke VSC and IVR privileges for certain policyowners (see "Transfer Limits").

     To enable you to access the IVR, you will automatically receive a Personal Identification Number (PIN). Along with your Social Security Number, the PIN will give you access to the IVR using the toll-free number 800-598-2019. You should protect your PIN and your Social Security number, because Our self-service options will be available to anyone who provides your Social Security number and your PIN; We will not be able to verify that the person providing electronic service instructions via the VSC or IVR is you or is authorized by you.

     In order to obtain policy information online via the VSC, you are required to register for access. Visit WWW.NEWYORKLIFE.COM/VSC and click the "Register Now" button to enroll. You will be required to register a unique User Name and Password to gain access. In a safe and secure environment, you can, among other things, access policy values, change your address, download service forms, view policy statements, and submit policy transactions.

     As described herein, We will use reasonable procedures to make sure that the instructions We receive through the VSC and IVR are genuine. We are not responsible for any loss, cost, or expense for any actions We take based on instructions received through IVR or VSC that We believe are genuine. We will confirm all transactions in writing.

     Service requests are binding on all owners if the policy is jointly owned. Financial requests received after 4:00 p.m. (Eastern Time) and on non-Business Days will be processed as of the next Business Day.

     We make the VSC or IVR available at Our discretion. In addition, availability of the VSC or IVR may temporarily be interrupted at certain times. We do not assume responsibility for any loss while the VSC or IVR is unavailable. If you are experiencing problems, you can send service requests to Us at one of the addresses listed in Question 15 of this Prospectus.

     VSC

     The VSC is open Monday through Friday, from 7 a.m. until 4 a.m. and Saturday, from 7 a.m. until 10 p.m. (Eastern Time).

     The VSC enables you to:

          -- e-mail your Registered Representative or VPSC;

          -- obtain current policy values;

          -- transfer assets between investment options;

          -- change the allocation of future premium payments;

          -- reset your password;

          -- change your address;

          -- obtain service forms; and

          -- view and download policy statements


     The VSC enables you to sign-up to receive future prospectuses and policyowner annual and semi-annual reports for your Policy online at www.newyorklife.com/vsc. Electronic delivery is not available for policies that are owned by corporations, trusts or organizations at this time.


     IVR

     The IVR is available 24 hours a day, seven days a week. We record all calls.

     The IVR enables you to:

          -- obtain current policy values;

          -- transfer assets between investment options;

          -- change the allocation of future premium payments; and

          -- speak with one of Our Customer Service Representatives on Business
             Days, between the hours of 9:00 a.m. to 6:00 p.m. (Eastern Time).


     You may authorize a third party to have access to your policy information and to make fund transfers, allocation changes and other permitted transactions by completing a telephone request form. To authorize a third party to have access to your policy information and to make fund transfers, allocation changes and other permitted transactions, you must send VPSC a Telephone Request Form completed in a form acceptable to Us to one of the addresses noted in Question 15 of this Prospectus. The Customer Service Representative will require certain identifying information (Social Security number, address of record, date of birth) before taking any requests or providing any information to ensure that the individual giving instructions is authorized. See "The Policies--Transfers" for information on how to transfer assets between Investment Divisions.



     NYLIAC does not permit current or former Registered Representatives to obtain authorization to effect policy transactions through the Telephone Request Form. Authorization to these Registered Representatives will be limited to accessing policy information only.



     You may authorize Us to accept instructions from your Registered Representative or the registered service assistant assigned to your policy in order to perform premium allocations and transfers among Allocation Alternatives. To authorize the Registered Representative(s) or the registered service assistants assigned to your policy to perform premium allocations and transfers among Allocation Alternatives, you must send VPSC a completed Trading Authorization Form to one of the addresses listed in Question 15 of this Prospectus. We may revoke Trading Authorization privileges for certain policyowners (See "Limits on Transfers"). Trading Authorization may be elected, changed or canceled at any time. We will confirm all transactions in writing. Not all transactions are available on the Internet.


     Faxed requests are not acceptable and will not be honored at any time. In addition, We will not accept e-mailed requests for policy transactions or emails of imaged, signed service requests. E-mail inquiries that are non-transactional may be sent through Our Virtual Service Center once they have passed all security protocols to identify the policyowner.

     DOLLAR COST AVERAGING

     The main objective of dollar cost averaging is to achieve an average cost per share that is lower than the average price per share during volatile market conditions. Since you transfer the same dollar amount to an Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar cost averaging does not assure a profit or protect against a loss in declining markets. Because it involves continuous investing regardless of price levels, you should consider your financial ability to continue to make purchases during periods of low price levels. We do not count transfers under Dollar Cost Averaging as part of your 12 free transfers each Policy Year.


     Under this option, which is available at no additional cost, you may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Divisions to any combination of Investment Divisions and/or the Fixed Account. You will specify the Investment Divisions to transfer money from, the Investment Divisions and/or Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to Our rules, and the frequency of the transfers (either monthly, quarterly, semi-annually or annually). You may not make transfers from the Fixed Account, but you may make transfers into the Fixed Account. Each transfer from an Investment Division must be at least $100. You must have a minimum Accumulation Value of $2,500 to elect this option. Once all money has been allocated to the Investment Divisions of your choice or the balance remaining in the Investment Division you are transferring from is less than $100, the traditional Dollar Cost Averaging option will cease. A new request must be submitted to reactive this feature. NYLIAC may reduce the minimum transfer amount and minimum Accumulation Value at its discretion.


     NYLIAC will make all traditional Dollar Cost Averaging transfers on the day of each calendar month that you specify or on the next Business Day (if the day you have specified is not a Business Day). You may specify any day of the month with the exception of the 29th, 30th or 31st of a month. In order to process transfers under Our Traditional Dollar Cost Averaging Option, VPSC must have received a completed Traditional Dollar Cost Averaging request form at one of the addresses listed in Question 15 of this Prospectus no later than five Business Days prior to the date transfers are to begin. If your Traditional Dollar Cost Averaging request form for this option is received less than five Business Days prior to the date you request it to begin, the transfers will begin on the day of the month you specify in the month following the receipt of your request. All completed Traditional Dollar Cost Averaging request forms must be sent to VPSC at one of the addresses listed in Question 15 of this prospectus. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests.

     You may cancel the Dollar Cost Averaging option at any time. To cancel the Traditional Dollar Cost Averaging Option, you must send a written cancellation request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such lower amount as We may determine. You may not elect the Dollar Cost Averaging option if you have selected the Automatic Asset Reallocation option.



     We have set forth below an example of how dollar cost averaging works. In the example, We have assumed that you want to transfer $100 from the MainStay VP Cash Management Investment Division to the MainStay VP Common Stock Investment Division each month. Assuming the Accumulation Unit values below, you would purchase the following number of Accumulation Units:

----------------------------------------------------------
            AMOUNT      ACCUMULATION    ACCUMULATION UNITS
MONTH    TRANSFERRED     UNIT VALUE          PURCHASED
----------------------------------------------------------
  1          $100          $10.00              10.00
  2          $100          $ 8.00              12.50
  3          $100          $12.50               8.00
  4          $100          $ 7.50              13.33
==========================================================
Total        $400          $38.00              43.83

                   The average unit price is calculated as follows:

 Total share price
                            $38.00
------------------     =    ------    =    $9.50
  Number of months             4


                   The average unit cost is calculated as follows:

Total amount transferred
                                  $400.00
------------------------     =    -------    =    $9.13
   Total units purchased           43.83


     In this example, you would have paid an average cost of $9.13 per unit while the average price per unit is $9.50.

     AUTOMATIC ASSET REALLOCATION


     This option, which is available at no additional cost, allows you to maintain the percentage allocated to each Investment Division at a pre-set level. For example, you might specify that 50% of the Variable Accumulation Value of your policy be allocated to the MainStay VP Convertible Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP International Equity Investment Division. Over time, the price fluctuations in each of these Investment Divisions will shift the percentages. If you elect Automatic Asset Reallocation, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may choose to have reallocations made quarterly, semi-annually or annually. You must also specify the day of the month that reallocations are to occur (with the exception of the 29th, 30th or 31st of a month). To process an Automatic Asset Reallocation transfer, you must send a completed Automatic Asset Reallocation request form to VPSC at one of the addresses listed in Question 15 of this Prospectus. VPSC must receive the completed Automatic Asset Reallocation request form at least five Business Days before the date transfers are scheduled to begin. If your completed Automatic Asset Reallocation request form for this option is received less than five Business Days prior to the date you request it to begin, the reallocation will begin on the day of the month you specify in the month following the receipt of your request. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. The minimum Accumulation Value required to elect this option is $2,500. There is no minimum amount that you must allocate among the Investment Divisions under this option. A previously established Automatic Asset Reallocation will be automatically cancelled if We process a separate request to transfer funds among the Investment Divisions and/or Fixed Account, or a request to change the allocation of subsequent premium payments.


     You may cancel the Automatic Asset Reallocation option at any time. To cancel the Automatic Asset Reallocation Option, you must send a written cancellation request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. NYLIAC may also cancel this option if the Accumulation Value is less than $2,500, or such lower amount as We may determine. You may not elect the Automatic Asset Reallocation option if you have selected the Dollar Cost Averaging option.



     INTEREST SWEEP


     This option, which is available at no additional cost, allows the interest earned on monies allocated to the Fixed Account to be transferred from the Fixed Account to one or any combination of Investment Divisions. You must specify the Investment Divisions, the frequency of the transfers (either monthly, quarterly, semi-annually or annually) and the day of each calendar month to make the transfers (except the 29th, 30th or 31st of a month). To process an Interest Sweep transfer you must send a completed Interest Sweep request form to VPSC at one of the addresses listed in Question 15 of this Prospectus. VPSC must receive a completed Interest Sweep request form at least five Business Days prior to the date transfers are scheduled to begin. If VPSC does not receive a completed Interest Sweep request form within the five Business Days prior to the date you request it to begin, the transfer will begin on the day of the month you specify in the month following the receipt of your request. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. The minimum Fixed Accumulation Value required to elect this option is $2,500, but this amount may be reduced at Our discretion. NYLIAC will make all Interest Sweep transfers on the day of each calendar month you specify or on the next Business Day (if the day you have specified is not a Business Day).


     You may request the Interest Sweep option in addition to either the Dollar Cost Averaging or Automatic Asset Reallocation options. If an Interest Sweep transfer is scheduled for the same day as a Dollar Cost Averaging or Automatic Asset Reallocation transfer, We will process the Interest Sweep transfer first.

     You can cancel the Interest Sweep option at any time. To cancel the Interest Sweep option, you must send a written cancellation request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. We may also cancel this option if the Fixed Accumulation Value is less than $2,500 or such a lower amount as We may determine.


     To establish a new Interest Sweep transfer after the option has been cancelled, you must send a completed Interest Sweep request form to VPSC at one of the addresses listed in Question 15 of this Prospectus, VPSC must receive a completed Interest Sweep request form at least five Business Days prior to the date transfers are scheduled to begin. If VPSC does not receive a completed Interest Sweep request form at least five Business Days prior to the date you request it to begin, transfers will begin on the day of the month you specify in the month following the receipt of your request. Faxed requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. The minimum Fixed Accumulation Value required to elect this option is $2,500, but this amount may be reduced at Our discretion.




     ACCUMULATION PERIOD

     (a) Crediting of Premium Payments

     You can allocate a portion of each premium payment to one or more Investment Divisions or the Fixed Account. The minimum amount that you may allocate to any one Investment Division or the Fixed Account is $25 (or such lower amount as We may permit). Unless We notify you otherwise, We will allocate all premium payments to the Investment Divisions and/or the Fixed Account as requested.

     We will credit that portion of each premium payment you allocate to an Investment Division in the form of Accumulation Units at the value next determined after We receive such premium payment. We determine the value of an Accumulation Unit each Business Day. We determine the number of Accumulation Units We credit to a policy by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division as of the close of the Business Day We are making this calculation. The value of an Accumulation Unit will vary with the investment experience of the Portfolio in which the Investment Division invests and reflects the deduction of Separate Account charges. The number of Accumulation Units We credit to a policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. (See "THE FIXED ACCOUNT" for a description of interest crediting.)

     (b) Valuation of Accumulation Units

     The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the Separate Account charges. The Statement of Additional Information contains a detailed description of how We value the Accumulation Units.

     POLICYOWNER INQUIRIES

     Your inquiries and written requests for service must be addressed to NYLIAC as indicated in the response to Questions 15, 16 and 17 in this Prospectus. Facsimile requests for service will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. All phone calls for service requests are recorded. We will confirm all transactions in writing. If you feel that a transaction has been processed incorrectly, it is your responsibility to contact Us in writing and provide Us with all relevant details. To correct an error, We must receive your request for correction within 15 days of the date of the confirmation and/or quarterly statement with the transaction in question. Your statement must include the nature of the error, the date of the error, the corresponding telephone reference number if applicable and any other relevant details.

     RECORDS AND REPORTS

     NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under federal securities laws or by any other applicable law or regulation. Generally, NYLIAC will immediately mail to you confirmation of any transactions involving the Separate Account. When We receive premium payments on your behalf involving the Separate Account initiated through pre-authorized monthly deductions from banks ("Check-o-Matic"), payments forwarded by your employer ("list billing"), or through other payments made by pre-authorized deductions to which We agree, a summary of these policy transactions will only appear on your quarterly statement and you will not receive a confirmation statement after each such transaction. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT. IT IS IMPORTANT THAT YOU INFORM NYLIAC OF AN ADDRESS CHANGE SO THAT

YOU CAN RECEIVE THESE POLICY STATEMENTS (SEE QUESTION 16 IN THIS PROSPECTUS). IN THE EVENT YOUR STATEMENT IS RETURNED FROM THE US POSTAL SERVICE AS UNDELIVERABLE, WE RESERVE THE RIGHT TO SUSPEND MAILING FUTURE CORRESPONDENCE AND ALSO SUSPEND CURRENT TRANSACTION PROCESSING UNTIL AN ACCURATE ADDRESS IS OBTAINED. IN ADDITION, NO NEW SERVICE REQUESTS CAN BE PROCESSED UNTIL A VALID CURRENT ADDRESS IS PROVIDED.


                             CHARGES AND DEDUCTIONS

     SURRENDER CHARGES

     Since no deduction for a sales charge is made from premium payments, We impose a surrender charge on certain partial withdrawals and surrenders of the policies. The surrender charge covers certain expenses relating to the sale of the policies, including commissions to Registered Representatives and other promotional expenses. We measure the surrender charge as a percentage of the amount withdrawn or surrendered. The surrender charge may apply if you elect to receive Income Payments during the first Policy Year.

     If you surrender your policy, We deduct the surrender charge from the amount paid to you. In the case of a partial withdrawal, you can direct NYLIAC to take surrender charges either from the remaining value of the Allocation Alternatives from which the partial withdrawals are made, or from the amount paid to you. If the remaining value in an Allocation Alternative is less than the necessary surrender charge, We will deduct the remainder of the charge from the amount withdrawn from that Allocation Alternative.

     The surrender charge is 7% of the amounts withdrawn or surrendered during the first three Policy Years. The percentage of the charge declines 1% for each additional Policy Year, until the ninth Policy Year, after which no surrender charge is made, as shown in the following chart:

     AMOUNT OF SURRENDER CHARGE

POLICY YEAR                                                         CHARGE
-----------                                                         ------
 1................................................................    7%
 2................................................................    7%
 3................................................................    7%
 4................................................................    6%
 5................................................................    5%
 6................................................................    4%
 7................................................................    3%
 8................................................................    2%
 9................................................................    1%
10+...............................................................    0


     The duration of the surrender charge schedule is based solely on the Policy Date. Additional premium payments do not begin their own surrender charge schedules.

     EXCEPTIONS TO SURRENDER CHARGES

     We will not assess a surrender charge:


     (a) on amounts you withdraw in any one Policy Year that are less than or equal to the greater of: (i) 10% of the Accumulation Value at the time of surrender or withdrawal, less any prior Surrender Charge free withdrawals during the Policy Year; (ii) 10% of the Accumulation Value as of the prior Policy Anniversary (10% of the premium payment if the withdrawal is made in the first Policy Year), less any prior Surrender Charge free withdrawals during the Policy Year; or (iii) the Accumulation Value less accumulated premium payments.


     (b) if NYLIAC cancels the policy;

     (c) when We pay proceeds upon the death of the policyowner or the Annuitant;

     (d) when you elect to receive Income Payments in any Policy Year after the first Policy Anniversary;

     (e) when a required minimum distribution calculated based on the value of this policy is made under a Qualified Policy (this amount will, however, count against the first exception);

     (f) on withdrawals at age 59 1/2 or older if the policy is tax-qualified and if the money withdrawn from the policy was transferred or rolled over from a NYLIAC fixed deferred annuity policy;

     (g) on withdrawals you make under the Living Needs Benefit Rider or Unemployment Benefit Rider;

     (h) when the aggregate surrender charges under a policy exceed 8.5% of the total premium payments; and

     (i) on monthly or quarterly periodic partial withdrawals made pursuant to
         Section 72(t)(2)(A)(iv) of the Code.

     OTHER CHARGES

     (a) Mortality and Expense Risk Charges

     Prior to the Annuity Commencement Date, NYLIAC imposes risk charges to compensate it for bearing certain mortality and expense risks under the policies. This charge is equal, on an annual basis, to 1.20% (annualized) of the daily average Variable Accumulation Value and is deducted daily. We guarantee that these charges will not increase. If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. We expect to profit from this charge. We may use these funds for any corporate purpose, including expenses relating to the sale of the policies, to the extent that surrender charges do not adequately cover sales expenses.

     The mortality risk assumed is the risk that Annuitants as a group will live for a longer time than Our actuarial tables predict. As a result, We would be paying more Income Payments than We planned. We also assume a risk that the mortality assumptions reflected in Our guaranteed annuity payment tables, shown in each policy, will differ from actual mortality experience. Lastly, We assume a mortality risk that, at the time of death, the guaranteed minimum death benefit will exceed the policy's Accumulation Value. The expense risk assumed is the risk that the cost of issuing and administering the policies will exceed the amount We charge for these services.

     (b) Administration Fee

     Prior to the Annuity Commencement Date, We impose an administration fee intended to cover the cost of providing policy administration services. This charge is equal, on an annual basis, to 0.20% for policies investing in Separate Account III and, 0.10% for policies investing in Separate Accounts-I and II of the daily average Variable Accumulation Value.

     (c) Policy Service Charge

     For policies investing in Separate Account III, We deduct a $30 annual policy service charge each Policy Year on the Policy Anniversary and upon surrender of the policy if on the Policy Anniversary and date of surrender the Accumulation Value is less than $20,000. For policies investing in Separate Accounts-I and II, this charge will be lesser of $30 or 2% of the Accumulation Value if at the end of the Policy Year or on the date of surrender the Accumulation Value is less than $10,000. We deduct the annual policy service charge from each Allocation Alternative in proportion to its percentage of the Accumulation Value on the Policy Anniversary or date of surrender. This charge is designed to cover the costs for providing services under the policy such as collecting, processing and confirming premium payments and establishing and maintaining the available methods of payment.

     (d) Fund Charges

     The value of the assets in the Separate Account will indirectly reflect the Funds' total fees and expenses. The Funds' total fees and expenses are not part of the policy. They may vary in amount from year to year. These fees and expenses are described in detail in the relevant Fund's prospectus and/or Statement of Additional Information.

     (e) Transfer Fees

     There is no charge for the first 12 transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12, subject to any applicable state insurance law requirements. Transfers made under Dollar Cost Averaging, Interest Sweep and Automatic Asset Reallocation do not count toward this transfer limit.

     (f) Enhanced Beneficiary Benefit Rider Charge (optional)

     If you elect the EBB Rider (IN JURISDICTIONS WHERE AVAILABLE), We will deduct a charge each policy quarter that the Rider is in effect based on the Accumulation Value. We will deduct this charge beginning with the first policy quarter after the Policy Date. This charge will be deducted quarterly from each Allocation Alternative in proportion to its percentage of the Accumulation Value.

     The maximum annual charge is 1.00% of the policy's Accumulation Value, applied on a quarterly basis. We may set a lower charge at Our sole discretion. The current charge for the EBB Rider is 0.30% of the policy's

Accumulation Value, applied on a quarterly basis (0.075% per quarter). You should check with your Registered Representative to determine the percentage We are currently charging before you elect this rider.

     GROUP AND SPONSORED ARRANGEMENTS

     For certain group or sponsored arrangements, We may reduce the surrender charge and the policy service charge or change the minimum initial and additional premium payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows Us to sell policies to its employees or retirees on an individual basis.

     Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including Our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy policies or that have been in existence less than six months will not qualify for reduced charges.

     We will make any reductions according to Our rules in effect when an application or enrollment form for a policy is approved. We may change these rules from time to time. Any variation in the surrender charge or policy service charge will reflect differences in costs or services and will not be unfairly discriminatory.

     TAXES

     NYLIAC may, where premium taxes are imposed by state law, deduct such taxes from your policy either (i) when a surrender or cancellation occurs, or (ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as your current state of residency, and the insurance laws and NYLIAC's status in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.

     We may in the future seek to amend the policies to deduct premium taxes when a premium payment is received.

     Under present laws, NYLIAC will also incur state and local taxes (in addition to the premium taxes described above) in several states. NYLIAC may assess charges for such taxes.


     NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the Separate Account reserves under the policies. (See "FEDERAL TAX MATTERS.") Based upon these expectations, no charge is being made currently for corporate federal income taxes which may be attributable to the Separate Account. Such a charge may be made in future years for any federal income taxes NYLIAC incurs.


                         DISTRIBUTIONS UNDER THE POLICY

     SURRENDERS AND WITHDRAWALS

     You can make a partial withdrawal, periodic partial withdrawal, hardship withdrawal (for certain policies) or surrender the policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living. To request a surrender or withdrawal, you must send a written request on a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. Facsimile transmissions are not acceptable and will not be honored at any time. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. If the request is complete and We have received all other information necessary to process the request, the amount available for withdrawal is the Accumulation Value on the Business Day that VPSC receives the request, less any outstanding loan balance, surrender charges, taxes that We may deduct and the annual policy service charge, if applicable. If you have not provided Us with a written election not to withhold federal income taxes at the time you make a withdrawal or surrender request, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal. We will remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. NYLIAC will pay all surrenders or withdrawals within seven days of receipt of all documents (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See "DELAY OF PAYMENTS.")

     Since you assume the investment risk with respect to amounts allocated to the Separate Account and because certain surrenders or withdrawals are subject to a surrender charge and premium tax deduction, the total amount paid upon surrender of the policy (taking into account any prior withdrawals) may be more or less than the total premium payments made.

     Surrenders and withdrawals may be taxable transactions, and the Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals. (The penalty tax is increased to 25% in the case of a distribution from a SIMPLE IRA within the first two years of your participation in the SIMPLE IRA plan.) (See "FEDERAL TAX MATTERS--TAXATION OF ANNUITIES IN GENERAL.")

     (a) Surrenders

     We may deduct a surrender charge and any state premium tax, if applicable, any outstanding loan balance, and the annual policy service charge, if applicable, from the amount paid. We will pay the proceeds in a lump sum to you unless you elect a different Income Payment method. (See "INCOME PAYMENTS.") Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--TAXATION OF ANNUITIES IN GENERAL.")

     (b) Partial Withdrawals

     The minimum amount that can be withdrawn is $500, unless We agree otherwise. We will withdraw the amount from the Allocation Alternatives in accordance with your request. If you do not specify how to allocate a partial withdrawal among the Allocation Alternatives, We will allocate the partial withdrawal on a pro-rata basis. Partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--TAXATION OF ANNUITIES IN GENERAL.")


     If the requested partial withdrawal is equal to the value in any of the Allocation Alternatives from which the partial withdrawal is being made, We will pay the entire value of that Allocation Alternative, less any surrender charge that may apply, to you. For policies investing in Separate Account-III, if honoring a partial withdrawal request would result in an Accumulation Value of less than $2,000, We reserve the right to terminate your policy, subject to any applicable state insurance law or regulation. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.


     Also note that partial withdrawal requests for amounts greater than $19,999, or partial withdrawal requests made from policies that are less than 90 days old or that effected an address or ownership change within 30 days of such partial withdrawal request must be made in writing and sent to VPSC at one of the addresses noted in Question 15 of this Prospectus.

     (c) Periodic Partial Withdrawals

     You may elect to receive regularly scheduled withdrawals from the policy. These periodic partial withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. You will elect the frequency of the withdrawals, and the day of the month for the withdrawals to be made (may not be the 29th, 30th, or 31st of a month). To process Periodic Partial Withdrawals you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. NYLIAC must receive a request in writing no later than five Business Days prior to the date the withdrawals are to begin. If your request for this option is received less than five Business Days prior to the date you request it to begin, the withdrawals will begin on the day of the month you specify in the month following the receipt of your request. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests. We will make all withdrawals on the day of each calendar month you specify, or on the next Business Day (if the day you have specified is not a Business Day). You must specify which Investment Divisions and/or Fixed Account from which the periodic withdrawals will be made. The minimum amount under this feature is $100, or such lower amount as We may permit. Periodic partial withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "FEDERAL TAX MATTERS--TAXATION OF ANNUITIES IN GENERAL.") If you do not specify otherwise, We will withdraw money on a pro rata basis from each Investment Division and/or the Fixed Account.

     You can elect to receive "Interest Only" periodic partial withdrawals for the interest earned on monies allocated to the Fixed Account. If this option is chosen, the $100 minimum for periodic partial withdrawals will be waived. However, you must have at least $5,000 in the Fixed Account at the time of each periodic partial withdrawal, unless We agree otherwise.

     (d) Hardship Withdrawals

     Under certain Qualified Policies, the Plan Administrator (as defined in Code Section 414(g)) may allow, in its sole discretion, certain withdrawals it determines to be "Hardship Withdrawals." The surrender charge and 10% penalty tax, if applicable, and provisions applicable to partial withdrawals apply to Hardship Withdrawals.

     REQUIRED MINIMUM DISTRIBUTION OPTION

     For IRAs, SIMPLE IRAs and SEP IRAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the policyowner is generally not required to elect the required minimum distribution option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs later. For Inherited IRAs, the policyowner is required to take the first required minimum distribution on or before December 31 of the calendar year following the year of the original owner's death.

     OUR RIGHT TO CANCEL

     If We do not receive any premium payments for a period of two years, and both the Accumulation Value of your policy and your total premium payments less any withdrawals, outstanding loans and surrender charges are less than $2,000, We reserve the right to terminate your policy subject to any applicable state insurance law or regulation. We will notify you of Our intention to exercise this right and give you 90 days to make a premium payment. If We terminate your policy, We will pay you the Accumulation Value of your policy in one lump sum.

     ANNUITY COMMENCEMENT DATE

     The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence under the policy unless the policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. If We agree, you may change the Annuity Commencement Date to an earlier date. The earliest possible Annuity Commencement Date is the first Policy Anniversary. However, Income Payments generally must begin by the later of age 85 or ten years after the date your policy is issued. If We agree, you may defer the Annuity Commencement Date to a later date provided that We receive written notice of the request at least one month before the last selected Annuity Commencement Date. To request to change or defer the Annuity Commencement Date to a later date, subject to the constraints noted above, you must send a written notice in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law.

     DEATH BEFORE ANNUITY COMMENCEMENT

     Unless amended by any rider attached to the policy, if you or the Annuitant dies prior to the Annuity Commencement Date, We will pay an amount as proceeds to the designated Beneficiary, as of the date VPSC receives proof of death and all requirements necessary to make the payment at one of the addresses listed in Question 15 of this Prospectus. That amount will be the greater of:

     (a) the Accumulation Value, less any outstanding loan balance;

     (b) the sum of all premium payments made less any outstanding loan balance, partial withdrawals and surrender charges on those withdrawals less any rider charges; or

     (c) the "reset value" plus any additional premium payments made since the most recent "Reset Anniversary," less any outstanding loan balance, partial withdrawals made since the most recent Reset Anniversary and any surrender charges applicable to such partial withdrawals less any rider charges. THIS FEATURE IS ONLY AVAILABLE FOR POLICIES INVESTING IN SEPARATE ACCOUNT-III.

     In states where approved, We recalculate the reset value, with respect to any policy, every three years from the date of the initial premium payment ("Reset Anniversary") until you or the Annuitant reaches age 85. We calculate the reset value on the Reset Anniversary based on a comparison between (a) the current Reset Anniversary's Accumulation Value, and (b) the prior Reset Anniversary's value, plus any premiums since the prior Reset Anniversary date, less any partial withdrawals and surrender charges on those partial withdrawals and any rider charges since the last Reset Anniversary date. The greater of the compared values will be the new reset value. Please consult with your Registered Representative regarding the reset value that is available under your particular policy.

     We have set forth below an example of how the death benefit is calculated. In this example, We have assumed the following:

     (1) you purchase a policy with a $200,000 premium payment;

     (2) the Accumulation Value is $250,000 in the second Policy Year;

     (3) $20,000 withdrawal is made prior to the policy's third Policy Anniversary;

     (4) the Accumulation Value is $220,000 on the third Policy Anniversary (Reset Anniversary); and

     (5) you die in the fourth Policy Year and the Accumulation Value of the policy has decreased to $175,000.

The death benefit is the greater of:
(a) Accumulation Value   =    $175,000
(b) Premium payments
    less any partial
    withdrawals; or      =    $180,000 ($200,000 - $20,000)
(c) Reset value
    (Accumulation Value
    on third Policy
    Anniversary)         =    $220,000



     The formula guarantees that the amount We pay will at least equal the sum of all premium payments (less any outstanding loan balance, partial withdrawals and surrender charges on such partial withdrawals), independent of the investment experience of the Separate Account. The Beneficiary may receive the amount payable in a lump sum or under any Life Income Payment option which is then available. If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion from each Allocation Alternative in which the policy is invested as of the date We receive proof of death and all requirements necessary to make the payment to that Beneficiary. We will keep the remaining balance in the policy to pay the other Beneficiaries. Due to market fluctuations the remaining Accumulation Value may increase or decrease and We may pay subsequent Beneficiaries a different amount. Beneficiary(ies) may not make transfers between Investment Divisions of the Separate Account, the Fixed Account or any other investment option that We may offer at any time.

     We will make payments in a lump sum to the Beneficiary unless you have elected or the Beneficiary elects otherwise in a signed written notice which gives Us the information that We need. If such an election is properly made, We will apply all or part of these proceeds:

          (i) under the Life Income Payment Option to provide an immediate annuity for the Beneficiary who will be the policyowner and Annuitant; or

          (ii) under another Income Payment Option We may offer at the time.

     Payments under the annuity or under any other method of payment We make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the policyowner's death (as determined for federal tax purposes), and must begin within one year after the Owner's death. (See "INCOME PAYMENTS.")

     If your spouse is the sole primary Beneficiary, We can pay the proceeds to the surviving spouse if you die before the Annuity Commencement Date or the policy can continue with the surviving spouse as (a) the new policyowner, and,
(b) the Annuitant, if you were the Annuitant. Generally, NYLIAC will not issue a policy to joint owners. However, if NYLIAC makes an exception and issues a jointly owned policy, ownership rights and privileges under the policy must be exercised jointly and benefits under the policy will be paid upon the death of any joint owner. (See "FEDERAL TAX MATTERS--Taxation of Annuities in General.")

     If the Annuitant and, where applicable under another Income Payment option, the joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment option in effect.

     We will make any distribution or application of policy proceeds within 7 days after VPSC receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place at one of the addresses listed in Question 15 of this Prospectus, subject to postponement in certain circumstances. (See "DELAY OF PAYMENTS" below.)

     INCOME PAYMENTS

     (a) Election of Income Payment Options

     We will make Income Payments under the Life Income Payment Option or under such other option We may offer at that time where permitted by state laws. We will require that a lump sum payment be made if the Accumulation Value is less than $2,000. You may not request a lump sum payment to be made prior to the maturity date listed on the policy data page of your policy. Under the Life Income Payment Option, We will make payments in the same specified amount over the life of the Annuitant with a guarantee that payments will be made for at least 10 years. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. NYLIAC does not currently offer variable Income Payment options.

     If the Life Income Payment Option is not chosen, you may request another method of payment, if We agree to it, at any time before the Annuity Commencement Date. To change the Income Payment Option or to request another method of payment prior to the Annuity Commencement Date, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. However, once payments begin, you may not change the option. Under the Life Income Payment Option, We may require proof of birth date before Income Payments begin. For Income Payment Options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments based on older Annuitants are expected to be fewer in number, the amount of each annuity payment should be greater.

     Under Income Payment Options involving life income, the payee may not receive Income Payments equal to the total premium payments made under the policy if the Annuitant dies before the actuarially predicted date of death. We base Income Payment Options involving life income on annuity tables that vary on the basis of gender, unless the policy was issued under an employer sponsored plan or in a state which requires unisex rates.

     Once Income Payments begin, you may not surrender your policy or make any partial withdrawals.

     (b) Proof of Survivorship

     We may require satisfactory proof of survival, from time to time, before We pay any Income Payments or other benefits. We will request the proof at least 30 days prior to the next scheduled payment date.

     DELAY OF PAYMENTS

     We will pay any amounts due from the Separate Account under the policy within seven days of the date VPSC receives all documents (including documents necessary to comply with federal and state tax law), in connection with a request at one of the addresses listed in Question 15 of this Prospectus.

Situations where payments may be delayed:

          1. We may delay payment of any amounts due from the Separate Account under the policy and transfers among Investment Divisions during any period that:

            (a) The New York Stock Exchange ("NYSE") is closed for other than usual weekends or holidays, trading is restricted by the Securities and Exchange Commission ("SEC"); or the SEC declares that an emergency exists;

            (b) The SEC, by order, permits Us to delay payment in order to protect Our policyowners; or

            (c) The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.

          2. We may delay payment of any amounts due from the Fixed Account. When permitted by law, We may defer payment of any partial withdrawal or full surrender request for up to six months from the date of surrender from the Fixed Account. We will pay interest of at least 3.50% per year on any partial withdrawal or full surrender request deferred for 30 days or more.

          3. Federal laws made to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require Us to reject a premium payment and/or "freeze" a policy. If these laws apply in a particular policy(ies), We would not be allowed to pay any request for transfers, partial withdrawals; surrenders or death benefits. If a policy or an account is frozen, the Accumulation Value would be moved to a special segregated interest-bearing account and held in that account until We receive instructions from the appropriate federal regulator.

     DESIGNATION OF BENEFICIARY

     You may select one or more Beneficiaries and name them in the application. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, you may change the Beneficiary by written notice to NYLIAC. To change the Beneficiary, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 15 of this Prospectus. If before the Annuity Commencement Date, the Annuitant dies before you and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to you. If you are the Annuitant, the proceeds pass to your estate. However, if the policyowner who is not the Annuitant dies before the Annuity Commencement Date, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the policyowner's estate.

     RESTRICTIONS UNDER CODE SECTION 403(B)(11)


     With respect to 403(b) TSAs, distributions attributable to salary reduction contributions made in years beginning after December 31, 1988 (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, has a severance from employment, dies or becomes disabled. The Code section 403(b) plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction. The earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules (e.g. for hardship or after separation from service), it may still be subject to a 10% additional income tax as a premature distribution.


     Under the final Code section 403(b) regulations, which the Department of Treasury published on July 26, 2007, employer contributions made to Code section 403(b) TSA contracts will be subject to new withdrawal restrictions. Under the new rules, amounts attributable to employer contributions to a Code section 403(b) TSA contract that is issued after December 31, 2008 may not be distributed earlier than the earliest of severance from employment or upon the occurrence of a certain event, such as after a fixed number of years, the attainment of a stated age, or disability. These new withdrawal restrictions do not apply to Code section 403(b) TSA contracts issued before January 1, 2009.

     Under the terms of your Code section 403(b) plan you may have the option to invest in other funding vehicles, including Code section 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

     LOANS

     Loans are available only if you have purchased your policy in connection with a 403(b) plan and may not be available in all states for plans subject to the Employee Retirement Income Security Act of 1974 ("ERISA"). To request a TSA loan, you must send a written request on a form acceptable to Us to VPSC. Under your 403(b) TSA policy, you may borrow against your policy's Accumulation Value after the first Policy Year and prior to the Annuity Commencement Date. Unless We agree otherwise, only one loan may be outstanding at a time. There must be a minimum accumulation value of $5,000 in the Contract at the time of the loan. The minimum loan amount is $500. The maximum loan that you may take is the lesser of: (a) 50% of the policy's Accumulation Value on the date of the loan, or (b) $50,000 minus your highest outstanding loan balance in the previous 12 months from this policy and any qualified employer plan (as defined under Sections 72(p)(4) and 72(p)(2)(D) of the Code). Please note that adverse tax consequences could result from your failure to comply with this limitation. NYLIAC, and its affiliates and agents, do not provide legal or tax advice nor assume responsibility or liability for any legal or tax consequences of any TSA loan taken under a 403(b) policy or the compliance of such loan with the Code limitations set forth in this paragraph or for determining whether any plan or loan is subject to and/or complies with ERISA.

     We withdraw a loan processing fee of $25 from the Accumulation Value on a pro rata basis, unless prohibited by applicable state law or regulation. If on the date of the loan you do not have a Fixed Accumulation Value equal to at least 125% (110% in New York), of the loan amount, We will transfer sufficient Accumulation Value from the Investment Divisions on a pro rata basis so that the Fixed Accumulation Value equals 125% (110% in New York) of the loan amount. While a loan is outstanding, you may not make partial withdrawals or transfers which would reduce the Fixed Accumulation Value to an amount less than 125% (110% in New York), of the outstanding loan balance.

     For all loans, of the assets being held in the Fixed Account to secure 125% (110% in New York) of the loan amount, the interest rate credited to the amount representing the outstanding loan balance will be 2% less than the interest rate charged on the loan. The additional 25% (10% in New York) being held in the Fixed Account to secure the loan will be credited with the current declared interest rate for both non-ERISA and ERISA subject plans, but will always be at least equal to the minimum guaranteed interest rate stated on the data page of your policy.

     For plans subject to ERISA, interest charged will be based on the Prime Rate, as reported in the Wall Street Journal on the first business day of a calendar year or the Moodys Corporate Bond Yield Average as of two months before the date the rate is determined. The rate is determined on the first business day of the calendar year. We will assess interest in arrears as part of the periodic loan payments.

     You must repay the loan on a periodic basis not less frequent than quarterly and over a period not greater than five years from the date it is taken. If a loan repayment is in default, We will withdraw the amount in default from the Fixed Accumulation value to the extent permitted by federal income tax rules. We will take such a repayment on a first-in, first-out ("FIFO") basis from amounts allocated to the Fixed Account.

     We permit loans to acquire a principal residence under the same terms described above, except that:

          (a) the minimum loan amount is $5,000; and

          (b) repayment of the loan amount may be extended to a maximum of twenty-five years.

     We deduct any outstanding loan balance including any accrued interest from the Fixed Accumulation Value prior to payment of a surrender or the commencement of the annuity benefits. On death of the policyowner or Annuitant, We deduct any outstanding loan balance from the Fixed Accumulation Value as a partial withdrawal as of the date We receive the notice of death. We also deduct any outstanding loan balance from the Fixed Accumulation Value as a partial withdrawal upon default of a loan repayment, including any applicable surrender charges.

     Loans are subject to the terms of the policy, your 403(b) plan and the Code, which may impose restrictions upon them. We reserve the right to suspend, modify, or terminate the availability of loans under this policy at any time. However, any action taken by Us will not affect already outstanding loans.

     RIDERS

     At no additional charge, We include two riders under the policy: an Unemployment Benefit rider, for Non-Qualified, IRA, SEP IRA, Roth IRA and SIMPLE IRA policies, and a Living Needs Benefit rider, for all types of policies. Both riders provide for an increase in the amount that can be withdrawn from your policy which will not be subject to the imposition of a surrender charge upon the happening of certain qualifying events. We also offer the EBB Rider for an additional charge. The Enhanced Spousal Continuance ("ESC") Rider is available at no additional charge if the EBB Rider is elected. The riders are only available in those states where they have been approved.

     (a) Living Needs Benefit Rider


     If the Annuitant enters a nursing home, becomes terminally ill or disabled you, the policyowner, may be eligible to receive all or a portion of the Accumulation Value without paying a surrender charge. The policy must have been inforce for at least one year and have a minimum Accumulation Value of $5,000. We must be provided with proof that the Annuitant has spent 60 or more consecutive days in a nursing home, is terminally ill or disabled. Withdrawals will be taxable to the extent of gain and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all jurisdictions where approved. To qualify for the disability benefit of this rider, the Annuitant must be classified as disabled by the Social Security Administration. You, the policyowner, are no longer eligible for the disability benefit once the Annuitant begins collecting Social Security retirement benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your documentation in a form acceptable to Us at VPSC. There is no additional charge for this rider.


     (b) Unemployment Benefit Rider

     For all Non-Qualified, IRA, SEP IRA, Roth IRA and SIMPLE IRA policies, if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy to 50% of the policy's Accumulation Value without paying surrender charges. This rider can only be used once. The policy must have been inforce for at least one year and have a minimum Accumulation Value of $5,000. You also must have been unemployed for at least 60 consecutive days. Withdrawals may be taxable transactions and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all states where approved. To apply for this benefit, you must submit a determination letter from the applicable state's Department of Labor indicating that you qualify for and are receiving unemployment benefits. The rider will be effective the later of the date you meet the above requirements or the date We receive your notification at VPSC. There is no additional charge for this rider.

     (c) Enhanced Beneficiary Benefit Rider (optional)

     THE EBB RIDER IS AVAILABLE ONLY AT THE TIME OF APPLICATION, IN JURISDICTIONS WHERE APPROVED. The EBB Rider is available on Non-Qualified Policies and, where permitted by the IRS, also on Qualified Policies. The EBB Rider can increase the death benefit if you or the Annuitant die before the Annuity Commencement Date. If you select this rider, the EBB, in addition to the amount payable under the terms of your policy, may be payable to your Beneficiary(ies) if you (if you are not the Annuitant) or the Annuitant die(s) prior to the Annuity Commencement Date. Therefore, under this Rider, the total death benefit payable will be the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus plus the EBB, if any.

     While this Rider is in effect, We will deduct a charge from your Accumulation Value on each policy quarter. (See "CHARGES AND DEDUCTIONS--Other Charges--Enhanced Beneficiary Benefit Rider Charge.")

     The payment under the EBB Rider is calculated as a percentage of any Gain in the policy as of the date We receive all necessary requirements to pay death benefit proceeds at VPSC. The applicable percentage varies based upon the issue age of you or the Annuitant, whoever is older. As of the date of this Prospectus, the applicable percentages are as follows: 50% where the oldest owner or Annuitant is 70 or younger, and 25% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, within the following ranges:

AGE OF OLDEST OWNER                          RANGE OF
OR ANNUITANT                                 APPLICABLE PERCENTAGES
-------------------                          ----------------------
70 OR YOUNGER                                NOT LESS THAN 40% NOR GREATER THAN 60%
71 TO 75 INCLUSIVE                           NOT LESS THAN 20% NOR GREATER THAN 40%


     WHEN YOU SELECT THE EBB RIDER, THE APPLICABLE PERCENTAGE WILL APPEAR ON YOUR POLICY DATA PAGE. THE APPLICABLE PERCENTAGE FOR THE POLICY WILL NOT CHANGE ONCE THE POLICY IS ISSUED. PLEASE CHECK WITH YOUR REGISTERED REPRESENTATIVE FOR FURTHER DETAILS.

     The Gain equals the policy's Accumulation Value minus the Adjusted Premium Payments. Adjusted Premium Payments are the total of all premium payments less Proportional Withdrawals. Proportional Withdrawals are the amount(s) withdrawn from the policy divided by the policy's Accumulation Value immediately preceding the withdrawal, multiplied by the total of all Adjusted Premium Payments immediately preceding the withdrawal.

     If more than one Beneficiary is named, each Beneficiary will be paid a pro rata portion of the EBB. The EBB will be calculated for a Beneficiary on each date that We receive all necessary requirements to pay such Beneficiary at VPSC. Due to market fluctuations, the EBB may increase or decrease and Beneficiaries may therefore be paid different amounts.

     The maximum amount payable under the EBB Rider, regardless of the Gain, is equal to a percentage of Adjusted Premium Payments. As of the date of this Prospectus, the applicable percentages are as follows: 100% where the oldest owner or Annuitant is 70 or younger, and 75% where the oldest owner or Annuitant is 71 to 75 inclusive. We may change the applicable percentages under the EBB Rider from time to time, but the maximum amount payable will not exceed 200% of Adjusted Premium Payments. If you select this rider, the applicable percentage will appear on your Policy Data Page. Please check with your Registered Representative for further details.

     There will be no payment under the EBB Rider if on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the Rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy, 3) if your spouse, as the sole primary Beneficiary, elects to continue the policy upon your death, (see THE POLICIES--Riders--Enhanced Spousal Continuance Rider) 4) if the Annuitant was your spouse and you, as the sole primary Beneficiary, elect to continue the policy upon your spouse's death, or 5) if you transfer ownership of the policy. As discussed below in THE POLICIES--Riders--Enhanced Spousal Continuance Rider, if upon your death prior to the Annuity Commencement Date your spouse elects to continue the policy as the new owner (and Annuitant, if you are the Annuitant), the Accumulation Value will be adjusted (as of the date We receive due proof of death and all other requirements at VPSC) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY. You will forfeit any benefits under the EBB Rider if you elect to receive Income Payments, or surrender or transfer your policy. If you expect to do any of these, the EBB Rider may not be appropriate for you.

     Below is an example of how the benefit of this rider may be realized and how withdrawals impact the benefit under this Rider. In this example, We assume the following:

     1. The rider is elected at the time of application;

     2. You purchase this policy with a $200,000 initial premium payment (no additional premium payments are made);

     3. A withdrawal of $20,000 is made in the fourth Policy Year;

     4. Immediately preceding the withdrawal, the Accumulation Value has increased to $250,000, and the total Adjusted Premium Payments equaled $200,000 (since there have been no previous withdrawals);

     5. You (or the Annuitant, if you are not the Annuitant) die in the fifth Policy Year and the Accumulation Value of the policy has increased once again to $250,000 as of the date We receive the necessary requirements to pay the death benefit; and

     6. The Enhanced Beneficiary Benefit Rider percentage equals 50%.

     First, the Proportional Withdrawal amount is calculated (withdrawal amount divided by the Accumulation Value immediately preceding the withdrawal, multiplied by the Adjusted Premium Payments immediately preceding the withdrawal):

          Proportional Withdrawal = ($20,000/$250,000) x $200,000 = $16,000

     Second, the amount of current Adjusted Premium Payments (after the withdrawal) is calculated (total of all premium payments minus Proportional Withdrawals):

              Adjusted Premium Payments = $200,000 - $16,000 = $184,000

     Third, the Gain is calculated (Accumulation Value - Adjusted Premium Payments):

                         Gain = $250,000 - $184,000 = $66,000

     Finally, the Enhanced Beneficiary Benefit amount is calculated (Gain multiplied by the applicable EBB rider percentage):

                Enhanced Beneficiary Benefit = $66,000 x 50% = $33,000

     In this example, the Enhanced Beneficiary Benefit is equal to $33,000. This amount would be payable in addition to the guaranteed death benefit amount under the policy.

     (d) Enhanced Spousal Continuance Rider (optional)

     If you elect the EBB Rider at the time of application (see above), your policy will, subject to state availability, also include the ESC Rider at no charge. The ESC Rider will not be included on policies sold in connection with TSAs or Section 457 deferred compensation plans.

     Under the ESC Rider, if your spouse is the sole primary Beneficiary, upon your death prior to the Annuity Commencement Date, your spouse may elect to continue the policy as the new owner (and Annuitant, if you are the Annuitant). If the election is made, the Accumulation Value will be adjusted (as of the date We receive due proof of death and all necessary requirements at VPSC) to equal the greatest of any of the amounts payable as described in the Death Before Annuity Commencement section of the Prospectus, plus, if applicable, any EBB provided by the EBB Rider. Unless We notify you otherwise, any additional Accumulation Value calculated under the ESC Rider will be allocated to the policy according to the premium allocation instructions on record.

     The ESC Rider ends upon the earliest of the following: 1) if you surrender the policy, 2) if Income Payments begin, 3) once the ESC Rider has been exercised, or 4) if you transfer ownership of the policy to someone other than your spouse. THIS RIDER CANNOT BE CANCELLED WITHOUT SURRENDERING YOUR POLICY.

     Upon exercising the ESC Rider and continuing the policy, the EBB Rider and the quarterly charges for the EBB Rider will cease. All other policy provisions will continue as if your spouse had purchased the policy on the original Policy Date.

                                THE FIXED ACCOUNT

     The Fixed Account is supported by the assets in NYLIAC's general account, which includes all of NYLIAC's assets except those assets specifically allocated to NYLIAC's separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. The Fixed Account is not registered under the federal securities laws and is not generally subject to their provision. Therefore, generally you do not have the benefits and protections of these statutes for amounts allocated to the Fixed Account. Furthermore, the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. These disclosures regarding the Fixed Account may be subject to certain applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     (a) Interest Crediting

     NYLIAC guarantees that it will credit interest at an effective rate of at least the minimum guaranteed interest rate stated on the data page of your policy to amounts allocated or transferred to the Fixed Account under the policies. We credit interest on a daily basis. NYLIAC may, at its sole discretion, credit a higher rate or rates of interest to amounts allocated or transferred to the Fixed Account. Interest rates will be set quarterly on the first day of each new calendar quarter. All premium payments and additional payments (including transfers from other Investment Divisions) allocated to the Fixed Account during a calendar quarter will receive the interest rate declared for that quarter until the end of that Policy Year. All other amounts in the Fixed Account are credited with the rate set for the quarter in which the last Policy Anniversary occurred, guaranteed for the current Policy Year.

     (b) Transfers to Investment Divisions

     You may transfer amounts from the Fixed Account to the Investment Divisions up to 30 days prior to the Annuity Commencement Date, subject to the following conditions.

          1. The maximum amount you are allowed to transfer from the Fixed Account to the Investment Divisions during any Policy Year is 20% of the Fixed Accumulation Value at the beginning of the Policy Year.

          2. The minimum amount that you may transfer from the Fixed Account to the Investment Divisions is the lesser of (i) $500 or (ii) 20% of the Fixed Accumulation value at the beginning of the Policy Year. Additionally, the remaining values in the Fixed Account must be at least $500. If, after a contemplated transfer, the remaining values in the Fixed Account would be less than $500, that amount must be included in the transfer, unless NYLIAC in its discretion determines otherwise. We determine amounts transferred from the Fixed Account on a first-in, first-out ("FIFO") basis, for purposes of determining the rate at which We credit interest on monies remaining in the Fixed Account.

          3. For policies investing in Separate Accounts-I and II whose applications were signed prior to April 1, 1999, you may transfer an amount from the Fixed Account to the Investment Divisions if on any Policy

     Anniversary: (i) the interest rate set for that amount falls more than 2.5 percentage points below the rate which was set for the immediately preceding Policy Year, or below the minimum rate specified on your Policy Data Page, and (ii) within 60 days after that Policy Anniversary, you make a request for such transfer. There is no minimum transfer requirement and no charges will be imposed under this condition.

     (c) Bail-Out (For Policies Investing in Separate Accounts-I and II)

     Surrender Charges may be applied to withdrawals from the Fixed Account. (See "SURRENDER CHARGES.") For policies applied for prior to April 1, 1999, in addition to the "Exceptions to Surrender Charges", subject to any applicable state insurance law or regulation, a surrender charge will not be imposed on any amount which is withdrawn from the Fixed Account if on any Policy Anniversary:
(1) the interest rate set for that amount falls more than 2.5 percentage points below the rate which was set for the immediately preceding Policy Year, or below the minimum rate specified on your Policy Data Page, and (2) within 60 days after that Policy Anniversary, you withdraw part or all of that amount allocated to the Fixed Account. We reserve the right to set a separate yearly interest rate and period for which this rate is guaranteed for amounts transferred to the Fixed Account.

     The exception described above does not apply to policies applied for on or after April 1, 1999, in states where approved. You should check with your Registered Representative to determine whether this provision is still available in your state.

     Except as part of an existing request relating to the Dollar Cost Averaging or Interest Sweep options, you may not transfer money into the Fixed Account if you made a transfer out of the Fixed Account during the previous six-month period.

     You must make transfer requests either in writing in a form acceptable to Us and sent to VPSC at one of the addresses listed in Question 15 of this Prospectus or by telephone in accordance with established procedures or through our Virtual Service Center. Facsimile requests will not be accepted or processed. In addition, we will not accept e-mailed requests or e-mails of imaged, signed requests.

     We will deduct partial withdrawals and apply any surrender charges to the Fixed Account in the following sequence: first, from any value in the Fixed Account as of the last Policy Anniversary, then from any value in the Fixed Account attributed to additional premium payments or transfers from Investment Divisions in the same order in which you allocated such payments to the Fixed Account during the current Policy Year.

     See the policy itself for details and a description of the Fixed Account.

                               FEDERAL TAX MATTERS

     INTRODUCTION

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to you, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC's tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a tax adviser before making a premium payment. This discussion is based upon NYLIAC's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. We cannot predict the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service, which may change from time to time without notice. Any such change could have retroactive effects regardless of the date of enactment. Moreover, this discussion does not take into consideration any applicable state or other tax laws except with respect to the imposition of any state premium taxes. We suggest you consult with your tax adviser.

     TAXATION OF ANNUITIES IN GENERAL

     The following discussion assumes that the policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

     Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity policyowner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or partial withdrawals), or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, a policyowner of any deferred annuity policy who is not a natural person must include in income any increase in the excess of the policyowner's Accumulation Value over the policyowner's investment in the contract during the taxable year. However, there are some exceptions to this exception. You may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment), is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

     In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy (other than a Qualified Policy used in a retirement plan that qualifies for special federal income tax treatment under
Section 457 of the Code as to which there are special rules), a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of an individual under a policy which is not excluded from the individual's gross income. For policies issued in connection with qualified plans, the "investment in the contract" can be zero. The law requires the use of special simplified methods to determine the taxable amount of payments that are based in whole or in part on the Annuitant's life and that are paid from TSAs.

     Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. On the other hand, upon a full surrender of a Non-Qualified Policy, if the "investment in the contract" exceeds the Accumulation Value (less any surrender charges), the loss is treated as an ordinary loss for federal income tax purposes. However, limitations may apply to the amount of the loss that may be deductible. It is the IRS's view that a loss on the surrender of a variable annuity contract is treated as a miscellaneous itemized deduction subject to the 2% of adjusted gross income limit.

     Although the tax consequences may vary depending on the Income Payment option elected under the policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the "investment in the contract" will be taxed. After the investment in the Policy is recovered, the full amount of any additional Income Payments is taxable. For fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments. However, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant's final tax return.

     In the case of a distribution, a penalty tax equal to 10% of the amount treated as taxable income may be imposed. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the policyowner attains age 59 1/2, (2) made as a result of the policyowner's (or, where the policyowner is not an individual, the Annuitant's) death, (3) made as a result of the policyowner's disability, (4) which are part of a series of substantially equal periodic payments (at least annually) made for the life (or life expectancy) of the policyowner or the joint lives (or joint life expectancies) of the policyowner and his or her designed beneficiary (5) received distributions from an Inherited IRA. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.

     All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates), to the same policyowner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual's gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same policyowner. Accordingly, a policyowner should consult a tax adviser before purchasing more than one policy or other annuity contract.

     A transfer of ownership of a policy, or designation of an Annuitant or other Beneficiary who is not also the policyowner, may result in certain income or gift tax consequences to the policyowner. A policyowner contemplating any transfer or assignment of a policy should consult a tax adviser with respect to the potential tax effects of such a transaction.

     QUALIFIED POLICIES

     Qualified Policies are designed for use with retirement plans that qualify for special federal income tax treatment under Sections 219, 403(b), 408, 408A and 457 of the Code. The tax rules applicable to participants and beneficiaries in these plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1,
1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules and in certain other circumstances. Therefore, this discussion only provides general information about the use of Qualified Policies with the plans described below. Policyowners and participants under these plans, as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under the plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the policy issued in connection with the plan. Purchasers of Qualified Policies should seek legal and tax advice regarding the suitability of the policy.

          (a) 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludible from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA ("Social Security") taxes.

     Important Information Regarding Final Code Section 403(b) Regulations


          On July 26, 2007, the Department of the Treasury published final Code section 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their Code section 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan and/or the written information sharing agreement between the employer and NYLIAC may impose new restrictions on both new and existing Code section 403(b) TSA contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.


          Prior to the effective date of the final regulations, IRS guidance applicable to tax-free transfers and exchanges of Code section 403(b) TSA contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 previously applicable to such transfers and exchanges (a "90-24 transfer"). Under this guidance, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's written Code section 403(b) plan.

          Transfers occurring after September 24, 2007 that do not comply with this guidance can result in the applicable contract becoming taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's Code section 403(b) plan (other than a transfer to a different plan), and the contract provider and employer fail to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer, resulting in the applicable contract becoming subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009, by re-transferring to a contract or custodial account that is part of the employer's Code section 403(b) plan and/or that is subject to an information-sharing agreement with the employer.

          In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007, are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to such contracts, and that no additional transfers are made to such contracts on or after September 25, 2007. Further, contracts that are not grandfathered are generally required to be part of, and subject to the requirements of, an employer's written Code section 403(b) plan no later than by January 1, 2009.

          The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a Code section 403(b) TSA contract to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

          You should discuss with your tax advisor the final Code section 403(b) regulations and other applicable IRS guidance in order to determine the impact they may have on any existing Code section 403(b) TSA contracts that you may own and/or on any Code section 403(b) TSA contract that you may consider purchasing.

          (b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA", including an employer-sponsored Simplified Employee Pension or "SEP". Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into Individual Retirement Annuities on a tax-deferred basis.

          (c) Roth Individual Retirement Annuities. Section 408A of the Code permits individuals with incomes below a certain level to contribute to an individual retirement program known as a "Roth Individual Retirement Annuity" or "Roth IRA." Roth IRAs are subject to limitations on the amount that may be contributed. Contributions to Roth IRAs are not deductible, but distributions from Roth IRAs that meet certain requirements are not included in gross income. Certain individuals are eligible to convert their existing non-Roth IRAs into Roth IRAs. Beginning in 2008, a direct rollover may also be made from an eligible retirement plan other than a non-Roth IRA (such as a qualified retirement plan, section 403(b) tax sheltered annuity, or eligible governmental section 457 plan) to a Roth IRA. Such conversions and rollovers will be subject to income tax at the time of conversion or rollover.

          (d) Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities and tax exempt organizations which enjoy special treatment. The policies can be used with such plans. Under such plans, a participant may specify the form of investment in which his or her participation will be made. Such investments are generally owned by, and are subject to, the claims of the general creditors of the sponsoring employer, except that Section 457 plans of state and local government must be held and used for the exclusive benefit of participants and beneficiaries in a trust or annuity contract.


          (e) Simple IRAs. SIMPLE IRAs permit certain small employers to establish SIMPLE IRA plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $11,500 for 2009 (and thereafter, adjusted for cost-of-living increases in accordance with the Code). Employees who attain age 50 or over by the end of the relevant calendar year may also elect to make an additional catch-up contribution. Such additional contribution may be up to $2,500 for 2009 (and thereafter adjusted for cost-of-living increases in accordance with the Code). The sponsoring employer is generally required to make matching or non-elective contributions on behalf of the employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the SIMPLE IRA plan. All references in this Prospectus to the 10% penalty tax should be read to include this limited 25% penalty tax if your Qualified Policy is used as a SIMPLE IRA.



     The Qualified Policies are subject to the required minimum distribution ("RMD") rules under Code section 401(a)(9) and the regulations issued thereunder. Under the "Worker, Retiree and Employer Recovery Act of 2008," the RMD rules applicable to IRAs (including Inherited IRAs and SIMPLE IRAs), Section 403(b) plans, and other qualified defined contribution plans were suspended for 2009 RMD amounts. In the absence of any further legislation, the RMD rules will continue to apply for 2010 RMDs and RMDs related to subsequent years. Under these rules, generally, distributions under your Qualified Policy must begin no later than the beginning date required by the Internal Revenue Service ("IRS"). The beginning date is determined by the type of Qualified Policy that you own. For each calendar year that an RMD is not timely made, a 50% excise tax is imposed on the amount that should have been distributed, but was not.


     Unless the distributions are made in the form of an annuity that complies with Code section 401(a)(9) and the regulations issued thereunder, the minimum amount required to be distributed for each calendar year is generally determined by dividing the value of the Qualified Policy as of the end of the prior calendar year by the applicable distribution period (determined under IRS tables).

     Beginning in 2006, regulations under Code section 401(a)(9) provide a new method for calculating the amount of RMDs from Qualified Policies. Under these regulations, during the accumulation phase of the Qualified Policy, the actuarial present value of certain additional benefits provided under the policy (such as guaranteed death benefits) must be taken into account in calculating the value of the Qualified Policy for purposes of determining the annual RMD for the Qualified Policy. As a result, under these regulations, it is possible that, after taking account of the value of such benefits, there may not be sufficient Accumulation Value to satisfy the applicable RMD requirement. This generally will depend on the investment performance of your policy. You may need to satisfy such RMD from other tax-qualified plans that you own. You should consult with your tax advisor regarding these requirements and the implications of purchasing any riders or other benefits in connection with your Qualified Policy.

     TAXATION OF DEATH BENEFITS

     The tax treatment of amounts distributed from your contract upon the death of the policyowner or annuitant depends on whether the policyowner or annuitant dies before or after the Annuity Commencement Date. If death occurs prior to the Annuity Commencement Date, and the Beneficiary receives payments under an annuity payout option, the benefits are generally taxed in the manner described above for annuity payouts. If the benefits are received in a lump sum, they are taxed to the extent they exceed the remaining investment in the contract. If death occurs after the Annuity Commencement Date, amounts received by the Beneficiary are not taxed until they exceed the remaining investment in the contract.

                   DISTRIBUTION AND COMPENSATION ARRANGEMENTS

     NYLIFE Distributors LLC ("NYLIFE Distributors"), the underwriter and distributor of the policies, is registered with the SEC and the Financial Industry Regulatory Authority, Inc. (FINRA) as a Broker-Dealer. The firm is an indirect wholly-owned subsidiary of New York Life, and an affiliate of NYLIAC. Its principal business address is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

     The policies are sold by Registered Representatives of NYLIFE Securities, LLC ("NYLIFE Securities"), a Broker-Dealer that is an affiliate of NYLIFE Distributors. Your Registered Representative is also a licensed insurance agent with New York Life. He or she is qualified to offer many forms of life insurance, annuities, and other investment products. In certain circumstances, NYLIFE Securities Registered Representatives can sell both products manufactured and issued by New York Life or its affiliates and products provided by other companies.

     Your Registered Representative will receive compensation for selling you this policy or any other investment product. The amount of compensation received by your Registered Representative will vary depending on the policy that he or she sells and on sales production goals.

     The maximum commission paid to Broker-Dealers who have entered into dealer agreements with NYLIFE Distributors is 6.25% of all premiums received. The total commissions paid for the New York Life Flexible Premium Variable Annuity policies were as follows:

FOR POLICIES INVESTING IN SEPARATE ACCOUNTS-I AND II:


     For the years ended December 31, 2008, 2007 and 2006, NYLIAC paid commissions of $2,027,366, $3,054,576 and $3,029,975, respectively. NYLIFE Distributors did not retain any of these commissions. The policies are sold and premium payments are accepted on a continuous basis.


FOR POLICIES INVESTING IN SEPARATE ACCOUNT-III:


     For the years ended December 31, 2008, 2007 and 2006, NYLIAC paid commissions of $7,282,858, $9,882,476 and $8,967,068, respectively. NYLIFE Distributors did not retain any of these commissions. The policies are sold and premium payments are accepted on a continuous basis.


     New York Life also has other compensation programs where Registered Representatives, managers, and employees involved in the sales process receive additional compensation related to the sale of products manufactured and issued by New York Life or its affiliates. NYLIFE Securities Registered Representatives who are members of the General Office management team receive compensation based on a number of incentive programs designed to compensate for education, supervision, training, and recruiting of agents, and sales.

     NYLIFE Securities Registered Representatives can qualify to attend New York Life-sponsored educational, training, and development conferences based on the sales they make of life insurance, annuities, and investment products during a particular twelve-month period. In addition, New York Life sponsors recognition programs, qualification for which depends on the sale of products manufactured and issued by New York Life or its affiliates.

                                  VOTING RIGHTS

     The Funds are not required to and typically do not hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. To the extent required by law, NYLIAC will vote the Eligible Portfolio shares held in the Investment Divisions at special stockholder meetings of the Funds in accordance with instructions We receive from persons having voting interests in the corresponding Investment Division. If, however, the federal securities laws are amended, or if NYLIAC's present interpretation should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, We may elect to do so.

     Prior to the Annuity Commencement Date, you hold a voting interest in each Investment Division to which you have money allocated. We will determine the number of votes which are available to you by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios. We will calculate the number of votes which are available to you separately for each Investment Division. We will determine that number by applying your percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division.

     We will determine the number of votes of the Eligible Portfolio which are available as of the date established by the Portfolio of the relevant Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the relevant Fund.

     If We do not receive timely instructions, We will vote those shares in proportion to the voting instructions which are received with respect to all policies participating in that Investment Division. As a result, a small number of policyholders may control the outcome of the vote. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

                            TABLE OF CONTENTS FOR THE
                       STATEMENT OF ADDITIONAL INFORMATION

     The SAI contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for the SAI:

                                                                                 PAGE
                                                                                 ----
THE POLICIES...................................................................     2
  Valuation of Accumulation Units..............................................     2
ANNUITY PAYMENTS...............................................................     2
GENERAL MATTERS................................................................     2
FEDERAL TAX MATTERS............................................................     3
  Taxation of New York Life Insurance and Annuity Corporation..................     3
  Tax Status of the Policies...................................................     3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS.........................................     4
STATE REGULATION...............................................................     4
RECORDS AND REPORTS............................................................     4
LEGAL PROCEEDINGS..............................................................     5
FINANCIAL STATEMENTS...........................................................     5
OTHER INFORMATION..............................................................     5
FINANCIAL STATEMENTS...........................................................   F-1



         How to obtain a New York Life Flexible Premium Variable Annuity
                      Statement of Additional Information.

               The New York Life Flexible Premium Variable Annuity
Statement of Additional Information is posted on Our website,
                              www.newyorklife.com.
For a paper copy of the Statement of Additional Information, call (800) 598-2019 or send this request form to:

                         NYLIAC Variable Products Service Center
                         Madison Square Station
                         P.O. Box 922
                         New York, NY 10159

--------------------------------------------------------------------------------
  Please send me a New York Life Flexible Premium Variable Annuity Statement of

                    Additional Information dated May 1, 2009:


   ---------------------------------------------------------------------------
Name

   ---------------------------------------------------------------------------
Address

   ---------------------------------------------------------------------------
City                                  State                      Zip

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 2009

                                       FOR
                 NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY



                                      FROM
                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                  INVESTING IN
                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


     This Statement of Additional Information ("SAI") is not a prospectus. The SAI contains information that expands upon subjects discussed in the current New York Life Flexible Premium Variable Annuity Prospectus. You should read the SAI in conjunction with the current New York Life Flexible Premium Variable Annuity Prospectus dated May 1, 2009. You may obtain a copy of the Prospectus by calling New York Life Insurance and Annuity Corporation ("NYLIAC") at (800) 598-2019 or writing to NYLIAC at Madison Square Station, P.O. Box 922, New York, New York 10159. Terms used but not defined in the SAI have the same meaning as in the current New York Life Flexible Premium Variable Annuity Prospectus.


                               TABLE OF CONTENTS*

                                                                                  PAGE
                                                                                  ----
THE POLICIES....................................................................     2
     Valuation of Accumulation Units............................................     2
ANNUITY PAYMENTS................................................................     2
GENERAL MATTERS.................................................................     2
FEDERAL TAX MATTERS.............................................................     3
     Taxation of New York Life Insurance and Annuity Corporation................     3
     Tax Status of the Policies.................................................     3
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS..........................................     4
STATE REGULATION................................................................     4
RECORDS AND REPORTS.............................................................     4
LEGAL PROCEEDINGS...............................................................     5
FINANCIAL STATEMENTS............................................................     5
OTHER INFORMATION...............................................................     5
FINANCIAL STATEMENTS............................................................   F-1

                                  THE POLICIES

     The following provides additional information about the policies and supplements the description in the Prospectus.

     VALUATION OF ACCUMULATION UNITS

     Accumulation Units are valued separately for each Investment Division of the Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. We arbitrarily set the value of each Accumulation Unit as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Business Day equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Business Day multiplied by the "Net Investment Factor" for that Investment Division for the current Business Day.

     We determine the Net Investment Factor for each Investment Division for any period from the close of the preceding Business Day to the close of the current Business Day (the "Valuation Period") is determined by the following formula:

                                       (a/b)-c

Where:  a = the result of

            (1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

            (2) the per share amount of any dividend or capital gain
                distribution made by the Eligible Portfolio for shares held in the Investment Division if the "ex-dividend" date occurs during the current Valuation Period;

        b = the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period; and

        c = a factor representing the charges deducted from the applicable
            Investment Division on a daily basis. Such factor is equal to 1.40% (annualized) for policies investing in Separate Account-III (1.30% (annualized) for policies investing in Separate Accounts-I and II) of the daily average Variable Accumulation Value. (See "Other Charges" in the Prospectus.)

     The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

                                ANNUITY PAYMENTS

     We will make equal annuity payments each month under the Life Income Payment Option during the lifetime of the Annuitant. Once payments begin, they do not change and are guaranteed for 10 years even if the Annuitant dies sooner. If the Annuitant dies before all guaranteed payments have been made, the rest will be made to the Beneficiary. We may require that the payee submit proof of the Annuitant's survivorship as a condition for future payments beyond the 10-year guaranteed payment period.

     On the Annuity Commencement Date, We will determine the Accumulation Value of your policy and use that value to calculate the amount of each annuity payment. We determine each annuity payment by applying the Accumulation Value, less any premium taxes, to the annuity factors specified in the annuity table set forth in the policy. Those factors are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the gender (except where, as in the case of certain Qualified Policies and other employer-sponsored retirement plans, such classification is not permitted), date of application and age of the Annuitant. The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor from the table to compute the amount of the each monthly annuity payment.

                                 GENERAL MATTERS

     NON-PARTICIPATING. The policies are non-participating. Dividends are not paid.

     MISSTATEMENT OF AGE OR GENDER. If the Annuitant's stated age and/or gender in the policy are incorrect, NYLIAC will change the benefits payable to those which the premium payments would have purchased for the correct age and gender. Gender is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See "Income Payments--Election of Income Payment Options" in the Prospectus.) If We made payments based on incorrect age or gender, We will increase or reduce a later payment or payments to adjust for the error.

Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made.


     ASSIGNMENTS. If permitted by the plan or by law for the plan indicated in the application for the Policy, you may assign your interest in a Non-Qualified Policy or any interest in it prior to the Annuity Commencement Date and during the Annuitant's or Owner's lifetime. In order to effect an assignment of all or any part of your interest in a Non-Qualified Policy prior to the Annuity Commencement Date and during the Annuitants's or Owner's lifetime, you must send a duly executed instrument of assignment to VPSC at one of the addresses listed in Question 15 of the Prospectus. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsibility for the validity of any assignment. (See "Federal Tax Matters--Taxation of Annuities in General" in the Prospectus.)


     MODIFICATION. NYLIAC may not modify the policy without your consent except to make the Policy meet the requirements of the Investment Company Act of 1940, or to make the policy comply with any changes in the Internal Revenue Code or as required by the Code or by any other applicable law in order to continue treatment of the policy as an annuity.

     INCONTESTABILITY. We rely on statements made in the application. They are representations, not warranties. We will not contest the policy after it has been in force during the lifetime of the Annuitant for two years from the Policy Date.

                               FEDERAL TAX MATTERS

     TAXATION OF NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     NYLIAC is taxed as a life insurance company. Because the Separate Account is not an entity separate from NYLIAC, and their operations form a part of NYLIAC, they will not be taxed separately as "regulated investment companies" under Subchapter M of the Code. As a result, NYLIAC takes into account applicable tax attributes of the assets of the Separate Account on its corporate income tax return, including corporate dividends received deductions and foreign tax credits that may be produced by assets of the Separate Account. Investment income and realized net capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the tax deductible reserves under the policy.

     TAX STATUS OF THE POLICIES

     Section 817(h) of the Code requires that the investments of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the policies to qualify as annuity contracts under Section 72 of the Code. The Separate Account intends to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

     To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

     Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which policyowners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the policy as necessary to attempt to prevent the policyowner from being considered the owner of the assets of the Separate Account or otherwise to qualify the policy for favorable tax treatment.

     The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any policyowner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that (a) if any policyowner dies on or after the Annuity Commencement Date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the policyowner's death; and (b) if any policyowner dies before the Annuity Commencement Date, the entire interest in the policy must generally be distributed within 5 years after the policyowner's date of death. These requirements will be considered satisfied if the entire interest of the policy is used to purchase an immediate annuity under which payments will begin within one year of the policyowner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. The policyowner's Beneficiary is the person to whom ownership of the policy passes by reason of death. If the Beneficiary is the policyowner's surviving spouse (as defined under Federal law), the policy may be continued with the surviving spouse as the new policyowner. If the policyowner is not a natural person, these "death of Owner" rules apply when the primary Annuitant dies or is changed. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these policies satisfy all such Code requirements. The provisions contained in these policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.


     Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

     Even if a recipient elects no withholding, special withholding rules may require NYLIAC to disregard the recipient's election if the recipient fails to supply NYLIAC with a "TIN" or taxpayer identification number (social security number for individuals) or if the Internal Revenue Service notifies NYLIAC that the TIN provided by the recipient is incorrect.

                     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

     NYLIAC holds title to the assets of the Separate Account. The assets are kept physically segregated and held separate and apart from NYLIAC's general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

                                STATE REGULATION

     NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. We file an annual statement with the Delaware Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Accounts.

     In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the policies will be modified accordingly.

                               RECORDS AND REPORTS

     NYLIAC maintains all records and accounts relating to the Separate Account. As presently required by the federal securities laws, NYLIAC will mail to you at your last known address of record, at least semi-annually after the first Policy Year, reports containing information required under the federal securities laws or by any other applicable law or regulation. IT IS IMPORTANT THAT YOUR CONFIRMATION AND QUARTERLY STATEMENTS BE REVIEWED IMMEDIATELY TO ENSURE THAT THERE ARE NO ERRORS. IN ORDER TO CORRECT AN ERROR, YOU MUST CALL IT TO OUR ATTENTION WITHIN 15 DAYS OF THE DATE OF THE STATEMENT. IT IS IMPORTANT THAT YOU INFORM NYLIAC OF AN ADDRESS CHANGE SO THAT YOU CAN RECEIVE THESE POLICY STATEMENTS (SEE "HOW DO I CONTACT NYLIAC BY TELEPHONE OR BY THE INTERNET?" IN THE PROSPECTUS). IN THE EVENT YOUR STATEMENT IS RETURNED FROM THE US POSTAL SERVICE AS UNDELIVERABLE, WE RESERVE THE RIGHT TO SUSPEND MAILING FUTURE CORRESPONDENCE AND ALSO SUSPEND CURRENT

TRANSACTION PROCESSING UNTIL AN ACCURATE ADDRESS IS OBTAINED. ADDITIONALLY, NO NEW SERVICE REQUESTS CAN BE PROCESSED UNTIL A VALID CURRENT ADDRESS IS PROVIDED.

                                LEGAL PROCEEDINGS

     NYLIAC is a defendant in lawsuits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), and/or other operations. Most of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquires, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

                              FINANCIAL STATEMENTS


     The consolidated balance sheet of NYLIAC as of December 31, 2008 and 2007, and the consolidated statements of income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2008 included in this SAI have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The Separate Accounts' statement of assets and liabilities as of December 31, 2008 and the statements of operations, of changes in net assets and the financial highlights for each of the periods indicated in the financial statements have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


                                OTHER INFORMATION

     NYLIAC filed a registration statement with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the policies discussed in this Statement of Additional Information. We have not included all of the information set forth in the registration statement, amendments and exhibits to the registration statement in this Statement of Additional Information. We intend the statements contained in this Statement of Additional Information concerning the content of the policies and other legal instruments to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the Securities and Exchange Commission. The omitted information may be obtained at the principal offices of the Securities and Exchange Commission in Washington, D.C., upon payment of prescribed fees, or through the Commission's website at www.sec.gov.

                          Supplement dated May 1, 2009



                    to the Prospectuses dated May 1, 2009 for

                    NEW YORK LIFE ESSENTIALS VARIABLE ANNUITY
                 NEW YORK LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY
                      NEW YORK LIFE SELECT VARIABLE ANNUITY
                         NEW YORK LIFE VARIABLE ANNUITY
                   NEW YORK LIFE PREMIUM PLUS VARIABLE ANNUITY
               NEW YORK LIFE PREMIUM PLUS II VARIABLE ANNUITY AND
                      NEW YORK LIFE ELITE VARIABLE ANNUITY
                NEW YORK LIFE PREMIUM PLUS ELITE VARIABLE ANNUITY
                      NEW YORK LIFE ACCESS VARIABLE ANNUITY

                                  INVESTING IN
                NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III; AND
                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

This supplement amends the Prospectus for the New York Life Essentials Variable Annuity, the New York Life Flexible Premium Variable Annuity, the New York Life Select Variable Annuity, the New York Life Variable Annuity, New York Life Elite Variable Annuity, the New York Life Premium Plus Variable Annuity, the New York Life Premium Plus II Variable Annuity, the New York Life Premium Plus Elite Variable Annuity and the New York Life Access Variable Annuity policies ("policies"). You should read this information carefully and retain this supplement for future reference together with the prospectus(es). All capitalized terms have the same meaning as those included in the prospectuses.


This supplement only applies to Non-Qualified Policies issued to fund a Pension Plan. The purpose of this supplement is to modify the prospectuses to disclose the terms under which the policies will be issued to fund a Pension Plan qualified under Section 401(a) of the Internal Revenue Code of 1986 as amended
(Code). The main differences between the policies described in the May 1, 2009 prospectuses and policies issued to fund a Pension Plan, are that Non-Qualified Policies issued to fund a Pension Plan: (1) will have higher minimum initial and additional premium payments, (2) will not include the Unemployment Benefit Rider, and (3) cannot add the Enhanced Spousal Continuance Rider. Keeping this in mind, please note that the prospectuses for Non-Qualified Policies issued to fund a Pension Plan are modified as follows:


A. DEFINITIONS

1. Replace the definition of "Non-Qualified Policies" with the following:

          Non-Qualified Policies: Policies that are not available for use by individuals in connection with employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Non-Qualified Policies include policies issued to other retirement plans or arrangements, including Pension Plans qualifying under Section 401(a) of the Code.

2. Replace the definition of "Qualified Policies" with the following:

          Qualified Policies: Policies for use by individuals under employee retirement plans that are intended to qualify for special federal income tax treatment under Sections 403(b), 408, 408A and 457 of the Code. Qualified Policies do not include policies issued to any other retirement plan or arrangement, including Pension Plans qualifying under Section 401(a) of the Code.

3. Add the following definition of "Pension Plan":

          Pension Plan: A retirement plan that is qualified under Section 401(a) of the Code.

B. QUESTIONS AND ANSWERS

1. For New York Life Variable Annuity, New York Life Premium Plus, New York Life Premium Plus II, New York Life Essentials, New York Life Select, New York Life Elite, New York Life Premium Plus Elite and New York Life Access policies, delete the first two sentences to "What are the minimum initial and maximum additional premium payments?" and replace them with the following:

          (a) for New York Life Variable Annuity policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (b) for New York Life Premium Plus and New York Life Premium Plus II policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (c) for New York Life Essentials policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (d) for New York Life Select policies:
              Unless We permit otherwise, the minimum initial premium payment is $25,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (e) for New York Life Elite policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (f) for New York Life Premium Plus Elite policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $10,000 or such lower amount as We may permit at any time.

          (g) for New York Life Access policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $1,000 or such lower amount as We may permit at any time.

2. For New York Life Flexible Premium policies, delete the first two sentences of the third full paragraph to the answer to "What are the minimum initial and maximum additional premium payments?" and replace them with the following:

          Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional payment is $50 or such lower amount as We may permit at any time.

C. THE POLICIES -- Qualified and Non-Qualified Policies

1. Under the first paragraph of this section, delete the fourth sentence and replace the fifth sentence with the following:

          You may purchase a Qualified Policy for use with any one of the retirement plans listed below.

2. Under the next full paragraph that begins "If you are considering a Qualified Policy. . .," revise the first sentence to read:

          If you are considering a Qualified Policy or a Non-Qualified Policy issued to fund a Pension Plan, you should be aware that this annuity will fund a retirement plan that already provides for tax deferral under the Code.

D. THE POLICIES -- Policy Application and Premium Payments

1. For New York Life Variable Annuity, New York Life Premium Plus, New York Life Premium Plus II, New York Life Essentials, New York Life Select, New York Life Elite, New York Life Premium Plus Elite and New York Life Access Variable Annuity policies, under the section entitled Policy Application and Premium Payments, delete the first two sentences of the fourth paragraph and replace them with the following:

          (a) for New York Life Variable Annuity policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (b) for New York Life Premium Plus and New York Life Premium Plus II policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000 or such lower amount as We may permit at any time.

          (c) for New York Life Essentials policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (d) for New York Life Select policies: Unless We permit otherwise, the minimum initial premium payment is $25,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (e) for New York Life Elite policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment for Non-Qualified Policies issued to fund a Pension Plan is $10,000.

          (f) for New York Life Premium Plus Elite policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $10,000 or such lower amount as We may permit at any time.

          (g) for New York Life Access policies:
              Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional premium payment is $1,000 or such lower amount as We may permit at any time.

2. For New York Life Flexible Premium policies, under the section entitled Policy Application and Premium Payments, delete the first two sentences of the fifth paragraph and replace them with the following:

          Unless We permit otherwise, the minimum initial premium for Non-Qualified Policies issued to fund a Pension Plan is $10,000. The minimum additional payment is $50 or such lower amount as We may permit at any time.

E. THE POLICIES -- Riders

1. For the New York Life Flexible Premium Variable Annuity, the New York Life Variable Annuity, the New York Life Premium Plus Variable Annuity, the New York Life Premium Plus II Variable Annuity, the New York Life Essentials Variable Annuity, the New York Life Select Variable Annuity, the New York Life Elite Variable Annuity and the New York Life Premium Plus Elite Variable Annuity policies, under the heading "Riders," delete the first sentence and replace it with the following:

          At no additional charge, We include two riders under the policy: an Unemployment Benefit Rider (for IRAs, Roth IRAs, SIMPLE IRAs and all Non-Qualified Policies except Non-Qualified Policies issued to fund a Pension Plan) and a Living Needs Benefit Rider (for all types of policies).

2. For the New York Life Flexible Premium Variable Annuity, the New York Life Variable Annuity, the New York Life Premium Plus Variable Annuity, the New York Life Premium Plus II Variable Annuity, the New York Life Essentials Variable Annuity, the New York Life Select Variable Annuity, the New York Life Elite Variable Annuity and the New York Life Premium Plus Elite Variable Annuity policies under the heading "Riders -- Unemployment Benefit Rider," delete the first sentence and replace it with the following:

          For all IRAs, Roth IRAs, SIMPLE IRAs and all Non-Qualified Policies (except Non-Qualified Policies issued to fund a Pension Plan), if you become unemployed, you may be eligible to increase the amount that can be withdrawn from your policy up to 50% without paying surrender charges.

3. Under the heading "Riders - Enhanced Beneficiary Benefit Rider (optional)," delete the eighth full paragraph and replace it with the following:

          There will be no payment under the EBB Rider if, on the date We calculate the EBB: 1) there is no Gain, 2) the policy's Accumulation Value is less than your premium payments made and not previously withdrawn, or 3) the rider has ended or terminated. The EBB Rider will end on the earliest of the following: 1) on the Annuity Commencement Date, 2) if you surrender the policy or 3) if you transfer ownership of the policy. You cannot cancel this rider without surrendering your policy.

4. Under the section "Riders," delete the heading "Enhanced Spousal Continuance Rider (optional)" and the four paragraphs of disclosure under that heading.

--------------------------------------------------------------------------------

                 New York Life Insurance and Annuity Corporation
                                51 Madison Avenue
                            New York, New York 10010

                              FINANCIAL STATEMENTS

                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II

                              FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2008





                                                                               MAINSTAY VP
                                           MAINSTAY VP       MAINSTAY VP         CAPITAL
                                           BALANCED--          BOND--        APPRECIATION--
                                          SERVICE CLASS     INITIAL CLASS     INITIAL CLASS
                                         --------------------------------------------------


ASSETS:
  Investment, at net asset value......     $3,196,345        $16,743,124       $40,303,047
  Dividends due and accrued...........             --                 --                --
  Net receivable from (payable to) New
     York Life Insurance and
     Annuity Corporation..............             --             (2,167)          (32,586)

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
     charges..........................          3,402             18,455            41,918
     Administrative charges...........            283              1,538             3,493
                                           ----------        -----------       -----------
       Total net assets...............     $3,192,660        $16,720,964       $40,225,050
                                           ==========        ===========       ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners..........     $3,192,660        $16,720,964       $40,225,050
                                           ==========        ===========       ===========

     Variable accumulation unit
       value..........................     $     8.54        $     19.02       $     15.77
                                           ==========        ===========       ===========

Identified Cost of Investment.........     $4,346,045        $16,511,720       $79,703,665
                                           ==========        ===========       ===========







                                                             MAINSTAY VP
                                           MAINSTAY VP       HIGH YIELD        MAINSTAY VP
                                             GROWTH           CORPORATE        ICAP SELECT
                                          ALLOCATION--         BOND--           EQUITY--
                                          SERVICE CLASS     INITIAL CLASS     INITIAL CLASS
                                         --------------------------------------------------

ASSETS:
  Investment, at net asset value......     $2,516,346        $51,825,222       $21,879,049
  Dividends due and accrued...........             --                 --                --
  Net receivable from (payable to) New
     York Life Insurance and
     Annuity Corporation..............          1,000             12,608                (7)

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
     charges..........................          2,584             56,300            22,538
     Administrative charges...........            215              4,692             1,878
                                           ----------        -----------       -----------
       Total net assets...............     $2,514,547        $51,776,838       $21,854,626
                                           ==========        ===========       ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners..........     $2,514,547        $51,776,838       $21,854,626
                                           ==========        ===========       ===========

     Variable accumulation unit
       value..........................     $     7.29        $     19.61       $      9.18
                                           ==========        ===========       ===========

Identified Cost of Investment.........     $3,991,362        $71,474,374       $35,643,458
                                           ==========        ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES






                          MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP
        MAINSTAY VP         COMMON         CONSERVATIVE       MAINSTAY VP       DEVELOPING         FLOATING         MAINSTAY VP
           CASH             STOCK--        ALLOCATION--      CONVERTIBLE--       GROWTH--           RATE--         GOVERNMENT--
        MANAGEMENT       INITIAL CLASS     SERVICE CLASS     INITIAL CLASS     INITIAL CLASS     SERVICE CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


        $25,936,549       $25,702,172       $6,365,833        $ 7,633,325       $  879,805        $2,948,373        $21,946,735
             10,721                --               --                 --               --            14,118                 --

           (140,036)               45               --             (2,228)              --                --                (18)



             27,798            26,740            6,782              8,039              909             3,198             23,902
              2,317             2,228              565                670               76               266              1,992
        -----------       -----------       ----------        -----------       ----------        ----------        -----------
        $25,777,119       $25,673,249       $6,358,486        $ 7,622,388       $  878,820        $2,959,027        $21,920,823
        ===========       ===========       ==========        ===========       ==========        ==========        ===========


        $25,777,119       $25,673,249       $6,358,486        $ 7,622,388       $  878,820        $2,959,027        $21,920,823
        ===========       ===========       ==========        ===========       ==========        ==========        ===========

        $      1.46       $     20.47       $     9.01        $     14.88       $     8.26        $     8.09        $     20.38
        ===========       ===========       ==========        ===========       ==========        ==========        ===========

        $25,935,699       $45,785,482       $7,765,181        $11,164,279       $1,678,105        $4,111,865        $20,608,647
        ===========       ===========       ==========        ===========       ==========        ==========        ===========







                                                                                                                    MAINSTAY VP
        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE
       INTERNATIONAL       LARGE CAP          MID CAP           MID CAP           MID CAP          MODERATE           GROWTH
         EQUITY--          GROWTH--           CORE--           GROWTH--           VALUE--        ALLOCATION--      ALLOCATION--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     SERVICE CLASS     SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------------------


        $10,452,329       $2,533,893        $3,189,854        $4,005,985        $5,202,085        $5,871,950        $5,974,303
                 --               --                --                --                --                --                --

                 10               (4)               (1)               19                19                (3)               (8)



             11,204            2,613             3,285             4,179             5,402             6,216             6,249
                934              218               274               348               450               518               521
        -----------       ----------        ----------        ----------        ----------        ----------        ----------
        $10,440,201       $2,531,058        $3,186,294        $4,001,477        $5,196,252        $5,865,213        $5,967,525
        ===========       ==========        ==========        ==========        ==========        ==========        ==========


        $10,440,201       $2,531,058        $3,186,294        $4,001,477        $5,196,252        $5,865,213        $5,967,525
        ===========       ==========        ==========        ==========        ==========        ==========        ==========

        $     18.51       $     9.67        $    10.10        $     9.11        $     9.46        $     8.45        $     7.79
        ===========       ==========        ==========        ==========        ==========        ==========        ==========

        $13,826,206       $3,419,620        $5,972,614        $6,918,161        $8,896,085        $7,735,305        $8,782,611
        ===========       ==========        ==========        ==========        ==========        ==========        ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2008




                                           MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                             S&P 500          SMALL CAP           TOTAL
                                             INDEX--          GROWTH--          RETURN--
                                          INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                         --------------------------------------------------


ASSETS:
  Investment, at net asset value......     $46,874,224       $1,584,129        $37,276,921
  Dividends due and accrued...........              --               --                 --
  Net receivable from (payable to) New
     York Life Insurance and
     Annuity Corporation..............          (2,678)              --             (3,068)

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
     charges..........................          48,853            1,630             39,838
     Administrative charges...........           4,071              136              3,320
                                           -----------       ----------        -----------
       Total net assets...............     $46,818,622       $1,582,363        $37,230,695
                                           ===========       ==========        ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners..........     $46,818,622       $1,582,363        $37,230,695
                                           ===========       ==========        ===========

     Variable accumulation unit
       value..........................     $     21.60       $     6.33        $     18.81
                                           ===========       ==========        ===========

Identified Cost of Investment.........     $67,151,448       $3,041,448        $57,691,752
                                           ===========       ==========        ===========






                                                              JANUS ASPEN
                                           JANUS ASPEN          SERIES             MFS(R)
                                             SERIES            WORLDWIDE          INVESTORS
                                           BALANCED--          GROWTH--             TRUST
                                          INSTITUTIONAL      INSTITUTIONAL        SERIES--
                                             SHARES             SHARES          INITIAL CLASS
                                         ----------------------------------------------------


ASSETS:
  Investment, at net asset value......     $23,059,333        $11,549,279         $603,359
  Dividends due and accrued...........              --                 --               --
  Net receivable from (payable to) New
     York Life Insurance and
     Annuity Corporation..............              --                 10               --

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
     charges..........................          24,724             12,427              625
     Administrative charges...........           2,060              1,036               52
                                           -----------        -----------         --------
       Total net assets...............     $23,032,549        $11,535,826         $602,682
                                           ===========        ===========         ========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners..........     $23,032,549        $11,535,826         $602,682
                                           ===========        ===========         ========

     Variable accumulation unit
       value..........................     $     21.62        $     11.03         $   7.89
                                           ===========        ===========         ========

Identified Cost of Investment.........     $24,153,702        $22,629,687         $750,255
                                           ===========        ===========         ========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES





                                               COLUMBIA
           ALGER               CVS             SMALL CAP                          FIDELITY(R)       FIDELITY(R)
         AMERICAN            CALVERT          VALUE FUND,       DREYFUS IP            VIP               VIP            FIDELITY(R)
         SMALLCAP            SOCIAL            VARIABLE         TECHNOLOGY          CONTRA-           EQUITY-              VIP
         GROWTH--           BALANCED           SERIES--          GROWTH--          FUND(R)--         INCOME--           MID CAP--
      CLASS O SHARES        PORTFOLIO           CLASS B       INITIAL SHARES     INITIAL CLASS     INITIAL CLASS     SERVICE CLASS 2
      ------------------------------------------------------------------------------------------------------------------------------


        $3,973,355         $  994,981         $1,035,542         $445,262         $25,402,241       $10,160,999        $4,161,821
                --                 --                 --               --                  --                --                --

              (410)                --                 --               --             (32,221)               12            (2,048)



             4,070              1,043              1,079              448              26,143            10,560             4,297
               339                 87                 90               37               2,179               880               358
        ----------         ----------         ----------         --------         -----------       -----------        ----------
        $3,968,536         $  993,851         $1,034,373         $444,777         $25,341,698       $10,149,571        $4,155,118
        ==========         ==========         ==========         ========         ===========       ===========        ==========


        $3,968,536         $  993,851         $1,034,373         $444,777         $25,341,698       $10,149,571        $4,155,118
        ==========         ==========         ==========         ========         ===========       ===========        ==========

        $     8.33         $    14.32         $     8.84         $   6.16         $     17.67       $     12.65        $    12.13
        ==========         ==========         ==========         ========         ===========       ===========        ==========

        $4,634,292         $1,443,294         $1,659,396         $681,283         $42,919,710       $17,640,307        $7,204,083
        ==========         ==========         ==========         ========         ===========       ===========        ==========






                                              NEUBERGER
                                             BERMAN AMT            ROYCE             ROYCE            T. ROWE
          MFS(R)            MFS(R)             MID-CAP           MICRO-CAP         SMALL-CAP           PRICE             VAN ECK
         RESEARCH          UTILITIES           GROWTH           PORTFOLIO--       PORTFOLIO--         EQUITY            WORLDWIDE
         SERIES--          SERIES--          PORTFOLIO--        INVESTMENT        INVESTMENT          INCOME              HARD
       INITIAL CLASS     SERVICE CLASS         CLASS S             CLASS             CLASS           PORTFOLIO           ASSETS
      ------------------------------------------------------------------------------------------------------------------------------


         $667,572         $11,522,310         $592,106          $1,201,393        $  958,464        $ 7,388,312        $ 8,719,177
               --                  --               --                  --                --                 --                 --

               --               5,201               --                  (2)           (2,157)                (6)                26



              697              11,790              602               1,233               981              7,748              8,209
               58                 983               50                 103                82                646                684
         --------         -----------         --------          ----------        ----------        -----------        -----------
         $666,817         $11,514,738         $591,454          $1,200,055        $  955,244        $ 7,379,912        $ 8,710,310
         ========         ===========         ========          ==========        ==========        ===========        ===========


         $666,817         $11,514,738         $591,454          $1,200,055        $  955,244        $ 7,379,912        $ 8,710,310
         ========         ===========         ========          ==========        ==========        ===========        ===========

         $   8.31         $     14.45         $  10.01          $     8.25        $     8.38        $     10.82        $     21.12
         ========         ===========         ========          ==========        ==========        ===========        ===========

         $835,212         $18,001,038         $947,582          $2,448,398        $1,480,283        $11,638,742        $15,286,027
         ========         ===========         ========          ==========        ==========        ===========        ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2008


                                           VAN KAMPEN
                                               UIF             VICTORY
                                            EMERGING             VIF
                                             MARKETS         DIVERSIFIED
                                          EQUITY--CLASS    STOCK--CLASS A
                                                I              SHARES
                                         --------------------------------

ASSETS:
  Investment, at net asset value......     $ 5,812,930        $550,818
  Dividends due and accrued...........              --              --
  Net receivable from (payable to) New
     York Life Insurance and
     Annuity Corporation..............               7              --

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
     charges..........................           6,016             563
     Administrative charges...........             501              47
                                           -----------        --------
       Total net assets...............     $ 5,806,420        $550,208
                                           ===========        ========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners..........     $ 5,806,420        $550,208
                                           ===========        ========

     Variable accumulation unit
       value..........................     $     13.49        $   8.64
                                           ===========        ========

Identified Cost of Investment.........     $12,521,898        $966,852
                                           ===========        ========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES




                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF OPERATIONS
For the year ended December 31, 2008





                                                                            MAINSTAY VP
                                            MAINSTAY VP     MAINSTAY VP       CAPITAL
                                            BALANCED--        BOND--      APPRECIATION--
                                           SERVICE CLASS   INITIAL CLASS   INITIAL CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $        --     $   758,480    $    332,967
  Mortality and expense risk charges....        (53,437)       (225,151)       (739,669)
  Administrative charges................         (4,453)        (18,763)        (61,639)
                                            -----------     -----------    ------------
       Net investment income (loss).....        (57,890)        514,566        (468,341)
                                            -----------     -----------    ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      1,520,081       5,677,200      14,324,750
  Cost of investments sold..............     (1,603,155)     (5,585,828)    (20,112,695)
                                            -----------     -----------    ------------
       Net realized gain (loss) on
          investments...................        (83,074)         91,372      (5,787,945)
  Realized gain distribution received...         12,690           5,273              --
  Change in unrealized appreciation
     (depreciation) on investments......     (1,147,514)       (241,330)    (23,061,037)
                                            -----------     -----------    ------------
       Net gain (loss) on investments...     (1,217,898)       (144,685)    (28,848,982)
                                            -----------     -----------    ------------
          Net increase (decrease) in net
            assets resulting from
            operations..................    $(1,275,788)    $   369,881    $(29,317,323)
                                            ===========     ===========    ============







                                                            MAINSTAY VP
                                            MAINSTAY VP     HIGH YIELD      MAINSTAY VP
                                              GROWTH         CORPORATE      ICAP SELECT
                                           ALLOCATION--       BOND--         EQUITY--
                                           SERVICE CLASS   INITIAL CLASS   INITIAL CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $    18,357    $  6,341,547    $    147,873
  Mortality and expense risk charges....        (43,801)       (916,200)       (258,428)
  Administrative charges................         (3,650)        (76,350)        (21,536)
                                            -----------    ------------    ------------
       Net investment income (loss).....        (29,094)      5,348,997        (132,091)
                                            -----------    ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      1,023,894      26,957,193       5,949,340
  Cost of investments sold..............     (1,115,798)    (22,536,758)     (7,084,451)
                                            -----------    ------------    ------------
       Net realized gain (loss) on
          investments...................        (91,904)      4,420,435      (1,135,111)
  Realized gain distribution received...         78,012              --       1,083,698
  Change in unrealized appreciation
     (depreciation) on investments......     (1,701,693)    (29,216,428)    (14,104,688)
                                            -----------    ------------    ------------
       Net gain (loss) on investments...     (1,715,585)    (24,795,993)    (14,156,101)
                                            -----------    ------------    ------------
          Net increase (decrease) in net
            assets resulting from
            operations..................    $(1,744,679)   $(19,446,996)   $(14,288,192)
                                            ===========    ============    ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES








                        MAINSTAY VP     MAINSTAY VP                     MAINSTAY VP     MAINSTAY VP
        MAINSTAY VP       COMMON       CONSERVATIVE     MAINSTAY VP     DEVELOPING       FLOATING       MAINSTAY VP
           CASH           STOCK--      ALLOCATION--    CONVERTIBLE--     GROWTH--         RATE--       GOVERNMENT--
        MANAGEMENT     INITIAL CLASS   SERVICE CLASS   INITIAL CLASS   INITIAL CLASS   SERVICE CLASS   INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------


       $    490,009    $    540,778     $       319     $   242,141     $        --     $   251,507     $   617,705
           (283,741)       (458,594)        (86,664)       (140,665)        (18,246)        (58,406)       (243,684)
            (23,645)        (38,216)         (7,222)        (11,722)         (1,520)         (4,867)        (20,307)
       ------------    ------------     -----------     -----------     -----------     -----------     -----------
            182,623          43,968         (93,567)         89,754         (19,766)        188,234         353,714
       ------------    ------------     -----------     -----------     -----------     -----------     -----------


         11,697,899       8,819,094       2,490,081       3,280,837         872,129       4,272,867       4,993,723
        (11,697,089)    (12,679,731)     (2,569,601)     (3,108,696)       (714,850)     (4,784,018)     (4,974,897)
       ------------    ------------     -----------     -----------     -----------     -----------     -----------
                810      (3,860,637)        (79,520)        172,141         157,279        (511,151)         18,826
                 --       4,877,346          56,618       1,405,970         319,443              --              --
                845     (17,907,380)     (1,445,086)     (6,434,912)     (1,441,037)       (862,907)      1,273,690
       ------------    ------------     -----------     -----------     -----------     -----------     -----------
              1,655     (16,890,671)     (1,467,988)     (4,856,801)       (964,315)     (1,374,058)      1,292,516
       ------------    ------------     -----------     -----------     -----------     -----------     -----------
       $    184,278    $(16,846,703)    $(1,561,555)    $(4,767,047)    $  (984,081)    $(1,185,824)    $ 1,646,230
       ============    ============     ===========     ===========     ===========     ===========     ===========







                                                                                                        MAINSTAY VP
        MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP      MODERATE
       INTERNATIONAL     LARGE CAP        MID CAP         MID CAP         MID CAP        MODERATE         GROWTH
         EQUITY--        GROWTH--         CORE--         GROWTH--         VALUE--      ALLOCATION--    ALLOCATION--
       INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   SERVICE CLASS   SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------


        $   193,319     $     2,511     $    15,582     $        --     $   122,846     $    16,355     $    33,562
           (170,331)        (44,978)        (62,166)        (84,063)        (96,541)        (81,214)        (97,634)
            (14,194)         (3,748)         (5,180)         (7,005)         (8,045)         (6,768)         (8,136)
        -----------     -----------     -----------     -----------     -----------     -----------     -----------
              8,794         (46,215)        (51,764)        (91,068)         18,260         (71,627)        (72,208)
        -----------     -----------     -----------     -----------     -----------     -----------     -----------


          4,396,124       1,093,387       1,734,093       2,974,006       3,227,893       1,832,163       2,055,663
         (3,374,790)       (857,696)     (1,745,305)     (2,413,481)     (3,532,046)     (1,853,583)     (2,249,618)
        -----------     -----------     -----------     -----------     -----------     -----------     -----------
          1,021,334         235,691         (11,212)        560,525        (304,153)        (21,420)       (193,955)
          1,597,276              --         565,194         624,177       1,047,762          88,816         126,175
         (7,205,846)     (1,952,395)     (3,114,230)     (4,972,166)     (3,806,807)     (2,053,732)     (3,067,281)
        -----------     -----------     -----------     -----------     -----------     -----------     -----------
         (4,587,236)     (1,716,704)     (2,560,248)     (3,787,464)     (3,063,198)     (1,986,336)     (3,135,061)
        -----------     -----------     -----------     -----------     -----------     -----------     -----------
        $(4,578,442)    $(1,762,919)    $(2,612,012)    $(3,878,532)    $(3,044,938)    $(2,057,963)    $(3,207,269)
        ===========     ===========     ===========     ===========     ===========     ===========     ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2008




                                             MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                               S&P 500          SMALL CAP           TOTAL
                                               INDEX--          GROWTH--          RETURN--
                                            INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                          ----------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $  1,531,847       $        --      $  1,613,683
  Mortality and expense risk charges....        (845,659)          (29,049)         (622,454)
  Administrative charges................         (70,472)           (2,421)          (51,871)
                                            ------------       -----------      ------------
       Net investment income (loss).....         615,716           (31,470)          939,358
                                            ------------       -----------      ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      18,040,315           776,952        13,649,756
  Cost of investments sold..............     (17,338,944)         (928,664)      (18,685,831)
                                            ------------       -----------      ------------
       Net realized gain (loss) on
          investments...................         701,371          (151,712)       (5,036,075)
  Realized gain distribution received...              --           472,002         6,330,659
  Change in unrealized appreciation
     (depreciation) on investments......     (32,749,203)       (1,472,134)      (18,382,396)
                                            ------------       -----------      ------------
       Net gain (loss) on investments...     (32,047,832)       (1,151,844)      (17,087,812)
                                            ------------       -----------      ------------
          Net increase (decrease) in net
            assets resulting from
            operations..................    $(31,432,116)      $(1,183,314)     $(16,148,454)
                                            ============       ===========      ============






                                                                                 JANUS ASPEN
                                                               JANUS ASPEN         SERIES
                                             FIDELITY(R)         SERIES           WORLDWIDE
                                                 VIP           BALANCED--         GROWTH--
                                              MID CAP--       INSTITUTIONAL     INSTITUTIONAL
                                           SERVICE CLASS 2       SHARES            SHARES
                                          ----------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................     $    16,099       $   750,980      $    217,696
  Mortality and expense risk charges....         (79,542)         (347,736)         (225,337)
  Administrative charges................          (6,628)          (28,978)          (18,778)
                                             -----------       -----------      ------------
       Net investment income (loss).....         (70,071)          374,266           (26,419)
                                             -----------       -----------      ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....       2,103,720         6,873,566         4,651,160
  Cost of investments sold..............      (2,401,899)       (6,556,307)       (7,733,130)
                                             -----------       -----------      ------------
       Net realized gain (loss) on
          investments...................        (298,179)          317,259        (3,081,970)
  Realized gain distribution received...       1,207,527         2,048,641                --
  Change in unrealized appreciation
     (depreciation) on investments......      (3,978,226)       (7,957,059)       (7,418,436)
                                             -----------       -----------      ------------
       Net gain (loss) on investments...      (3,068,878)       (5,591,159)      (10,500,406)
                                             -----------       -----------      ------------
          Net increase (decrease) in net
            assets resulting from
            operations..................     $(3,138,949)      $(5,216,893)     $(10,526,825)
                                             ===========       ===========      ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES







                                                           COLUMBIA
                            ALGER             CVS          SMALL CAP                                        FIDELITY(R)
                          AMERICAN          CALVERT       VALUE FUND,     DREYFUS IP       FIDELITY(R)          VIP
        MAINSTAY VP       SMALLCAP          SOCIAL         VARIABLE       TECHNOLOGY           VIP            EQUITY-
          VALUE--         GROWTH--         BALANCED        SERIES--        GROWTH--      CONTRAFUND(R)--     INCOME--
       INITIAL CLASS   CLASS O SHARES      PORTFOLIO        CLASS B     INITIAL SHARES    INITIAL CLASS    INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------


       $    830,522      $        --       $  33,222       $   6,273       $      --      $    371,569      $   376,236
           (146,114)         (80,525)        (17,817)        (16,957)         (9,463)         (483,218)        (195,469)
            (12,176)          (6,710)         (1,485)         (1,413)           (789)          (40,268)         (16,289)
       ------------      -----------       ---------       ---------       ---------      ------------      -----------
            672,232          (87,235)         13,920         (12,097)        (10,252)         (151,917)         164,478
       ------------      -----------       ---------       ---------       ---------      ------------      -----------


         36,124,289        2,222,167         431,098         562,282         547,180         9,195,390        4,483,895
        (37,076,081)      (1,584,960)       (420,823)       (730,058)       (544,362)      (10,983,606)      (5,154,542)
       ------------      -----------       ---------       ---------       ---------      ------------      -----------
           (951,792)         637,207          10,275        (167,776)          2,818        (1,788,216)        (670,647)
          4,554,363           96,339          18,560         168,502              --         1,229,941           18,256
         (4,959,874)      (4,739,132)       (560,002)       (459,328)       (370,814)      (20,774,868)      (8,086,151)
       ------------      -----------       ---------       ---------       ---------      ------------      -----------
         (1,357,303)      (4,005,586)       (531,167)       (458,602)       (367,996)      (21,333,143)      (8,738,542)
       ------------      -----------       ---------       ---------       ---------      ------------      -----------
       $   (685,071)     $(4,092,821)      $(517,247)      $(470,699)      $(378,248)     $(21,485,060)     $(8,574,064)
       ============      ===========       =========       =========       =========      ============      ===========






                                                         NEUBERGER
                                                        BERMAN AMT         ROYCE           ROYCE
          MFS(R)          MFS(R)          MFS(R)          MID-CAP        MICRO-CAP       SMALL-CAP     T. ROWE PRICE
         INVESTORS       RESEARCH        UTILITIES        GROWTH        PORTFOLIO--     PORTFOLIO--       EQUITY
      TRUST SERIES--     SERIES--        SERIES--       PORTFOLIO--     INVESTMENT      INVESTMENT        INCOME
       INITIAL CLASS   INITIAL CLASS   SERVICE CLASS      CLASS S          CLASS           CLASS         PORTFOLIO
      --------------------------------------------------------------------------------------------------------------


         $   7,624       $   6,429     $    246,809      $      --      $    47,881      $   7,818      $   259,597
           (10,543)        (13,416)        (217,472)       (11,143)         (21,962)       (15,079)        (137,566)
              (879)         (1,118)         (18,123)          (929)          (1,830)        (1,257)         (11,464)
         ---------       ---------     ------------      ---------      -----------      ---------      -----------
            (3,798)         (8,105)          11,214        (12,072)          24,089         (8,518)         110,567
         ---------       ---------     ------------      ---------      -----------      ---------      -----------


           258,253         632,739        5,113,439        328,497          598,302        539,698        3,836,549
          (189,212)       (462,128)      (4,562,989)      (311,697)        (707,016)      (587,320)      (3,674,929)
         ---------       ---------     ------------      ---------      -----------      ---------      -----------
            69,041         170,611          550,450         16,800         (108,714)       (47,622)         161,620
            62,954              --        3,004,543             --          200,650        100,504          375,575
          (464,582)       (628,001)     (11,848,200)      (527,564)      (1,096,487)      (429,367)      (5,582,152)
         ---------       ---------     ------------      ---------      -----------      ---------      -----------
          (332,587)       (457,390)      (8,293,207)      (510,764)      (1,004,551)      (376,485)      (5,044,957)
         ---------       ---------     ------------      ---------      -----------      ---------      -----------
         $(336,385)      $(465,495)    $ (8,281,993)     $(522,836)     $  (980,462)     $(385,003)     $(4,934,390)
         =========       =========     ============      =========      ===========      =========      ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2008



                                                               VAN KAMPEN          VICTORY
                                               VAN ECK             UIF               VIF
                                              WORLDWIDE         EMERGING         DIVERSIFIED
                                                HARD             MARKETS       STOCK--CLASS A
                                               ASSETS        EQUITY--CLASS I       SHARES
                                          ----------------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $     47,976      $         --        $   6,210
  Mortality and expense risk charges....        (205,500)         (139,877)          (9,910)
  Administrative charges................         (17,125)          (11,656)            (826)
                                            ------------      ------------        ---------
       Net investment income (loss).....        (174,649)         (151,533)          (4,526)
                                            ------------      ------------        ---------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....       5,584,067         3,877,938          535,945
  Cost of investments sold..............      (4,907,690)       (2,194,118)        (528,650)
                                            ------------      ------------        ---------
       Net realized gain (loss) on
          investments...................         676,377         1,683,820            7,295
  Realized gain distribution received...       2,627,148         3,501,409          116,603
  Change in unrealized appreciation
     (depreciation) on investments......     (12,152,448)      (13,902,602)        (480,004)
                                            ------------      ------------        ---------
       Net gain (loss) on investments...      (8,848,923)       (8,717,373)        (356,106)
                                            ------------      ------------        ---------
          Net increase (decrease) in net
            assets resulting from
            operations..................    $ (9,023,572)     $ (8,868,906)       $(360,632)
                                            ============      ============        =========






The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES






                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2008
and December 31, 2007







                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                          BALANCED--                            BOND--
                                                                         SERVICE CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (57,890)      $    39,112       $   514,566       $   463,800
     Net realized gain (loss) on investments................         (83,074)          165,561            91,372           196,897
     Realized gain distribution received....................          12,690           213,003             5,273                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (1,147,514)         (339,921)         (241,330)          388,888
                                                                 -----------       -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................      (1,275,788)           77,755           369,881         1,049,585
                                                                 -----------       -----------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................          35,179           393,794           314,745           326,202
     Policyowners' surrenders...............................        (758,069)       (1,215,980)       (3,591,069)       (4,148,154)
     Policyowners' annuity and death benefits...............         (48,473)         (136,666)         (521,904)         (353,619)
     Net transfers from (to) Fixed Account..................         (55,792)           30,095          (432,989)          (46,289)
     Transfers between Investment Divisions.................        (520,427)          713,515           642,039           307,862
                                                                 -----------       -----------       -----------       -----------
       Net contributions and (withdrawals)..................      (1,347,582)         (215,242)       (3,589,178)       (3,913,998)
                                                                 -----------       -----------       -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           2,100              (276)           (1,289)           (3,292)
                                                                 -----------       -----------       -----------       -----------
          Increase (decrease) in net assets.................      (2,621,270)         (137,763)       (3,220,586)       (2,867,705)

NET ASSETS:
     Beginning of period....................................       5,813,930         5,951,693        19,941,550        22,809,255
                                                                 -----------       -----------       -----------       -----------
     End of period..........................................     $ 3,192,660       $ 5,813,930       $16,720,964       $19,941,550
                                                                 ===========       ===========       ===========       ===========






                                                                                                              MAINSTAY VP
                                                                          MAINSTAY VP                         DEVELOPING
                                                                         CONVERTIBLE--                         GROWTH--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $    89,754       $   125,748       $   (19,766)      $  (30,722)
     Net realized gain (loss) on investments................         172,141         1,245,349           157,279          317,053
     Realized gain distribution received....................       1,405,970           364,729           319,443          103,727
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (6,434,912)          211,528        (1,441,037)         294,910
                                                                 -----------       -----------       -----------       ----------
       Net increase (decrease) in net assets resulting from
          operations........................................      (4,767,047)        1,947,354          (984,081)         684,968
                                                                 -----------       -----------       -----------       ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         241,957           403,418            31,885           49,562
     Policyowners' surrenders...............................      (2,190,181)       (3,366,524)         (335,422)        (304,696)
     Policyowners' annuity and death benefits...............        (228,571)         (212,200)             (938)              --
     Net transfers from (to) Fixed Account..................        (494,949)          (67,254)           (9,220)          16,076
     Transfers between Investment Divisions.................         539,136           (93,545)         (333,666)         (18,284)
                                                                 -----------       -----------       -----------       ----------
       Net contributions and (withdrawals)..................      (2,132,608)       (3,336,105)         (647,361)        (257,342)
                                                                 -----------       -----------       -----------       ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           6,478            (6,816)            2,095           (2,161)
                                                                 -----------       -----------       -----------       ----------
          Increase (decrease) in net assets.................      (6,893,177)       (1,395,567)       (1,629,347)         425,465

NET ASSETS:
     Beginning of period....................................      14,515,565        15,911,132         2,508,167        2,082,702
                                                                 -----------       -----------       -----------       ----------
     End of period..........................................     $ 7,622,388       $14,515,565       $   878,820       $2,508,167
                                                                 ===========       ===========       ===========       ==========







The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES






                                                                                                        MAINSTAY VP
              MAINSTAY VP                                                 MAINSTAY VP                   CONSERVATIVE
         CAPITAL APPRECIATION--             MAINSTAY VP                  COMMON STOCK--                 ALLOCATION--
             INITIAL CLASS                CASH MANAGEMENT                INITIAL CLASS                 SERVICE CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



      $   (468,341)  $ (1,052,121)  $    182,623    $   547,490   $     43,968   $    (64,923)   $   (93,567)   $  103,039
        (5,787,945)    (3,200,959)           810           (119)    (3,860,637)      (652,764)       (79,520)       94,212
                --             --             --             --      4,877,346      3,964,733         56,618        96,316

       (23,061,037)    13,904,333            845            202    (17,907,380)      (981,912)    (1,445,086)      (62,124)
      ------------   ------------   ------------    -----------   ------------   ------------    -----------    ----------

       (29,317,323)     9,651,253        184,278        547,573    (16,846,703)     2,265,134     (1,561,555)      231,443
      ------------   ------------   ------------    -----------   ------------   ------------    -----------    ----------

           504,427        798,009        898,765      2,023,504        288,306        623,872        857,820       716,773
        (7,783,740)   (13,427,212)   (12,309,948)    (9,170,874)    (5,068,295)    (7,608,212)    (1,329,599)     (937,277)
        (1,035,488)      (984,898)      (156,214)      (516,415)      (607,556)      (575,234)        (8,341)       (1,854)
        (1,125,802)      (392,285)    (1,940,452)       151,408       (661,322)      (212,957)      (421,678)       62,066
        (3,851,721)    (7,982,829)    21,646,561      9,274,738     (2,021,005)    (3,504,270)     2,380,188     3,464,203
      ------------   ------------   ------------    -----------   ------------   ------------    -----------    ----------
       (13,292,324)   (21,989,215)     8,138,712      1,762,361     (8,069,872)   (11,276,801)     1,478,390     3,303,911
      ------------   ------------   ------------    -----------   ------------   ------------    -----------    ----------


            57,007        (37,670)          (923)        (1,928)        32,298         (8,532)         1,955          (753)
      ------------   ------------   ------------    -----------   ------------   ------------    -----------    ----------
       (42,552,640)   (12,375,632)     8,322,067      2,308,006    (24,884,277)    (9,020,199)       (81,210)    3,534,601


        82,777,690     95,153,322     17,455,052     15,147,046     50,557,526     59,577,725      6,439,696     2,905,095
      ------------   ------------   ------------    -----------   ------------   ------------    -----------    ----------
      $ 40,225,050   $ 82,777,690   $ 25,777,119    $17,455,052   $ 25,673,249   $ 50,557,526    $ 6,358,486    $6,439,696
      ============   ============   ============    ===========   ============   ============    ===========    ==========






                                                                          MAINSTAY VP                   MAINSTAY VP
              MAINSTAY VP                   MAINSTAY VP                      GROWTH                      HIGH YIELD
            FLOATING RATE--                 GOVERNMENT--                  ALLOCATION--                CORPORATE BOND--
             SERVICE CLASS                 INITIAL CLASS                 SERVICE CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



       $   188,234    $   461,229    $   353,714    $   672,663    $   (29,094)   $   (7,289)   $  5,348,997   $  5,284,818
          (511,151)      (153,438)        18,826       (123,613)       (91,904)       55,924       4,420,435      4,850,824
                --             --             --             --         78,012       159,879              --             --

          (862,907)      (286,261)     1,273,690        464,522     (1,701,693)       86,201     (29,216,428)    (8,883,153)
       -----------    -----------    -----------    -----------    -----------    ----------    ------------   ------------

        (1,185,824)        21,530      1,646,230      1,013,572     (1,744,679)      294,715     (19,446,996)     1,252,489
       -----------    -----------    -----------    -----------    -----------    ----------    ------------   ------------

            88,088      1,663,574        526,988        463,619         69,770       122,380         983,482      2,723,891
        (1,112,212)    (2,523,831)    (3,866,944)    (3,547,713)      (694,119)      (78,694)    (15,078,167)   (18,256,423)
           (11,773)       (86,880)      (713,688)      (378,777)            --      (216,199)     (2,536,406)    (2,528,203)
          (809,032)        89,011       (228,387)       (33,360)       (35,468)        7,089      (2,172,026)      (652,909)
        (2,144,010)       624,907      5,348,264       (577,946)       519,067     2,278,099      (6,053,698)    (4,181,241)
       -----------    -----------    -----------    -----------    -----------    ----------    ------------   ------------
        (3,988,939)      (233,219)     1,066,233     (4,074,177)      (140,750)    2,112,675     (24,856,815)   (22,894,885)
       -----------    -----------    -----------    -----------    -----------    ----------    ------------   ------------


               594           (479)        (2,543)        (3,077)         2,970          (822)         17,402         (2,794)
       -----------    -----------    -----------    -----------    -----------    ----------    ------------   ------------
        (5,174,169)      (212,168)     2,709,920     (3,063,682)    (1,882,459)    2,406,568     (44,286,409)   (21,645,190)


         8,133,196      8,345,364     19,210,903     22,274,585      4,397,006     1,990,438      96,063,247    117,708,437
       -----------    -----------    -----------    -----------    -----------    ----------    ------------   ------------
       $ 2,959,027    $ 8,133,196    $21,920,823    $19,210,903    $ 2,514,547    $4,397,006    $ 51,776,838   $ 96,063,247
       ===========    ===========    ===========    ===========    ===========    ==========    ============   ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2008
and December 31, 2007




                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                     ICAP SELECT EQUITY--                  INCOME & GROWTH--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $   (132,091)      $  (33,272)           $--           $    62,700
     Net realized gain (loss) on investments................      (1,135,111)         363,181             --               366,351
     Realized gain distribution received....................       1,083,698          265,100             --               660,670
     Change in unrealized appreciation (depreciation) on
       investments..........................................     (14,104,688)        (387,581)            --            (1,113,299)
                                                                ------------       ----------            ---           -----------
       Net increase (decrease) in net assets resulting from
          operations........................................     (14,288,192)         207,428             --               (23,578)
                                                                ------------       ----------            ---           -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         226,811          426,800             --               104,848
     Policyowners' surrenders...............................      (3,503,226)        (656,539)            --              (579,247)
     Policyowners' annuity and death benefits...............        (632,591)          (6,445)            --                (2,855)
     Net transfers from (to) Fixed Account..................        (475,672)          25,519             --                 5,632
     Transfers between Investment Divisions.................      31,818,028        5,757,057             --            (4,278,251)
                                                                ------------       ----------            ---           -----------
       Net contributions and (withdrawals)..................      27,433,350        5,546,392             --            (4,749,873)
                                                                ------------       ----------            ---           -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          14,661             (588)            --                    99
                                                                ------------       ----------            ---           -----------
          Increase (decrease) in net assets.................      13,159,819        5,753,232             --            (4,773,352)

NET ASSETS:
     Beginning of period....................................       8,694,807        2,941,575             --             4,773,352
                                                                ------------       ----------            ---           -----------
     End of period..........................................    $ 21,854,626       $8,694,807            $--           $        --
                                                                ============       ==========            ===           ===========






                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                            MID CAP                            MODERATE
                                                                            VALUE--                          ALLOCATION--
                                                                         INITIAL CLASS                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $    18,260       $   (49,054)      $   (71,627)      $   66,782
     Net realized gain (loss) on investments................        (304,153)          970,832           (21,420)         117,442
     Realized gain distribution received....................       1,047,762         1,017,177            88,816          138,906
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (3,806,807)       (2,094,155)       (2,053,732)          15,603
                                                                 -----------       -----------       -----------       ----------
       Net increase (decrease) in net assets resulting from
          operations........................................      (3,044,938)         (155,200)       (2,057,963)         338,733
                                                                 -----------       -----------       -----------       ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         100,910           432,702           141,617          743,776
     Policyowners' surrenders...............................      (1,512,884)       (2,371,176)       (1,028,616)        (491,539)
     Policyowners' annuity and death benefits...............        (215,400)         (271,638)         (130,107)        (243,167)
     Net transfers from (to) Fixed Account..................        (225,443)          (99,123)         (325,379)          65,314
     Transfers between Investment Divisions.................      (1,071,612)         (304,444)        2,405,061        3,038,887
                                                                 -----------       -----------       -----------       ----------
       Net contributions and (withdrawals)..................      (2,924,429)       (2,613,679)        1,062,576        3,113,271
                                                                 -----------       -----------       -----------       ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           6,531               284             3,049           (1,062)
                                                                 -----------       -----------       -----------       ----------
          Increase (decrease) in net assets.................      (5,962,836)       (2,768,595)         (992,338)       3,450,942

NET ASSETS:
     Beginning of period....................................      11,159,088        13,927,683         6,857,551        3,406,609
                                                                 -----------       -----------       -----------       ----------
     End of period..........................................     $ 5,196,252       $11,159,088       $ 5,865,213       $6,857,551
                                                                 ===========       ===========       ===========       ==========







The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES






                                                                          MAINSTAY VP                   MAINSTAY VP
              MAINSTAY VP                   MAINSTAY VP                     MID CAP                       MID CAP
         INTERNATIONAL EQUITY--          LARGE CAP GROWTH--                  CORE--                       GROWTH--
             INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



       $     8,794    $  (129,578)   $   (46,215)   $   (59,801)   $   (51,764)   $   (75,484)   $   (91,068)   $  (147,633)
         1,021,334      1,598,757        235,691         24,061        (11,212)       639,141        560,525      1,643,347
         1,597,276      1,222,615             --             --        565,194        741,526        624,177        724,609

        (7,205,846)    (1,967,946)    (1,952,395)       872,070     (3,114,230)      (990,367)    (4,972,166)      (672,799)
       -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

        (4,578,442)       723,848     (1,762,919)       836,330     (2,612,012)       314,816     (3,878,532)     1,547,524
       -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

           180,748        416,687         82,529        101,529         74,193        160,605        143,719        217,904
        (2,152,255)    (2,906,755)      (611,703)    (1,003,255)      (742,811)    (1,104,904)      (882,299)    (1,659,135)
          (330,909)       (70,663)       (26,417)       (77,386)       (29,727)      (145,195)       (11,099)       (62,074)
          (257,470)         3,269       (125,770)        17,706       (166,786)       (50,539)      (269,192)       (29,017)
        (1,173,239)     1,100,218        451,752       (271,475)      (637,180)      (155,209)    (1,424,329)    (1,458,101)
       -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
         3,733,125     (1,457,244)      (229,609)    (1,232,881)    (1,502,311)    (1,295,242)    (2,443,200)    (2,990,423)
       -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


            10,452         (2,378)         3,129         (2,747)         4,658         (1,019)         7,657         (5,300)
       -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
        (8,301,115)      (735,774)    (1,989,399)      (399,298)    (4,109,665)      (981,445)    (6,314,075)    (1,448,199)


        18,741,316     19,477,090      4,520,457      4,919,755      7,295,959      8,277,404     10,315,552     11,763,751
       -----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
       $10,440,201    $18,741,316    $ 2,531,058    $ 4,520,457    $ 3,186,294    $ 7,295,959    $ 4,001,477    $10,315,552
       ===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========





              MAINSTAY VP
                MODERATE                    MAINSTAY VP
                 GROWTH                       S&P 500                     MAINSTAY VP                   MAINSTAY VP
              ALLOCATION--                    INDEX--                  SMALL CAP GROWTH--              TOTAL RETURN--
             SERVICE CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



       $   (72,208)   $   47,349    $    615,716   $    231,874    $   (31,470)   $   (56,525)  $    939,358   $    590,112
          (193,955)       85,537         701,371      5,219,523       (151,712)       290,521     (5,036,075)      (166,225)
           126,175       257,399              --             --        472,002        287,298      6,330,659      4,621,625

        (3,067,281)       67,602     (32,749,203)    (1,069,285)    (1,472,134)      (676,002)   (18,382,396)      (584,280)
       -----------    ----------    ------------   ------------    -----------    -----------   ------------   ------------

        (3,207,269)      457,887     (31,432,116)     4,382,112     (1,183,314)      (154,708)   (16,148,454)     4,461,232
       -----------    ----------    ------------   ------------    -----------    -----------   ------------   ------------

           164,639     1,188,623         902,904      1,461,038         22,197         74,605        413,360        547,144
          (993,501)     (331,938)    (10,347,276)   (17,346,869)      (325,500)      (898,616)    (7,728,970)   (10,248,767)
                --       (77,930)     (1,815,815)    (1,217,706)        (6,618)          (647)    (1,469,046)    (1,153,560)
          (149,871)       38,370      (1,371,149)      (367,612)       (26,124)        (8,367)    (1,355,044)      (202,883)
         1,452,892     3,137,547      (3,887,041)    (4,649,099)      (258,751)      (473,375)    (2,494,707)    (3,671,636)
       -----------    ----------    ------------   ------------    -----------    -----------   ------------   ------------
           474,159     3,954,672     (16,518,377)   (22,120,248)      (594,796)    (1,306,400)   (12,634,407)   (14,729,702)
       -----------    ----------    ------------   ------------    -----------    -----------   ------------   ------------


             5,094        (1,401)         60,238        (16,508)         2,333            662         28,498        (15,842)
       -----------    ----------    ------------   ------------    -----------    -----------   ------------   ------------
        (2,728,016)    4,411,158     (47,890,255)   (17,754,644)    (1,775,777)    (1,460,446)   (28,754,363)   (10,284,312)


         8,695,541     4,284,383      94,708,877    112,463,521      3,358,140      4,818,586     65,985,058     76,269,370
       -----------    ----------    ------------   ------------    -----------    -----------   ------------   ------------
       $ 5,967,525    $8,695,541    $ 46,818,622   $ 94,708,877    $ 1,582,363    $ 3,358,140   $ 37,230,695   $ 65,985,058
       ===========    ==========    ============   ============    ===========    ===========   ============   ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2008
and December 31, 2007




                                                                          MAINSTAY VP                       ALGER AMERICAN
                                                                            VALUE--                        SMALLCAP GROWTH--
                                                                         INITIAL CLASS                      CLASS O SHARES
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $    672,232       $    81,561       $   (87,235)      $  (140,147)
     Net realized gain (loss) on investments................        (951,792)        2,776,171           637,207           217,219
     Realized gain distribution received....................       4,554,363         3,245,539            96,339                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (4,959,874)       (5,434,882)       (4,739,132)        1,534,354
                                                                ------------       -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................        (685,071)          668,389        (4,092,821)        1,611,426
                                                                ------------       -----------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         108,797           692,565            58,367           100,696
     Policyowners' surrenders...............................      (2,139,949)       (6,661,936)         (771,520)       (1,917,606)
     Policyowners' annuity and death benefits...............        (137,744)         (495,371)          (47,278)          (51,567)
     Net transfers from (to) Fixed Account..................        (221,368)         (316,219)         (114,735)          (57,882)
     Transfers between Investment Divisions.................     (33,417,917)       (1,859,710)       (1,114,374)         (308,546)
                                                                ------------       -----------       -----------       -----------
       Net contributions and (withdrawals)..................     (35,808,181)       (8,640,671)       (1,989,540)       (2,234,905)
                                                                ------------       -----------       -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           4,999            (2,997)            8,249            (4,816)
                                                                ------------       -----------       -----------       -----------
          Increase (decrease) in net assets.................     (36,488,253)       (7,975,279)       (6,074,112)         (628,295)

NET ASSETS:
     Beginning of period....................................      36,488,253        44,463,532        10,042,648        10,670,943
                                                                ------------       -----------       -----------       -----------
     End of period..........................................    $         --       $36,488,253       $ 3,968,536       $10,042,648
                                                                ============       ===========       ===========       ===========







                                                                        FIDELITY(R) VIP                     FIDELITY(R) VIP
                                                                        EQUITY-INCOME--                        MID CAP--
                                                                         INITIAL CLASS                      SERVICE CLASS 2
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $    164,478       $    95,031       $   (70,071)      $   (73,993)
     Net realized gain (loss) on investments................        (670,647)          520,116          (298,179)          345,771
     Realized gain distribution received....................          18,256         1,930,349         1,207,527           854,226
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (8,086,151)       (2,297,377)       (3,978,226)           55,709
                                                                ------------       -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................      (8,574,064)          248,119        (3,138,949)        1,181,713
                                                                ------------       -----------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         189,614           625,387           141,659           306,370
     Policyowners' surrenders...............................      (2,082,711)       (3,898,215)         (749,537)       (1,168,625)
     Policyowners' annuity and death benefits...............        (178,959)         (536,201)           (7,753)         (152,461)
     Net transfers from (to) Fixed Account..................        (479,572)         (212,711)         (111,285)           10,014
     Transfers between Investment Divisions.................      (1,493,207)         (385,835)         (951,592)         (123,608)
                                                                ------------       -----------       -----------       -----------
       Net contributions and (withdrawals)..................      (4,044,835)       (4,407,575)       (1,678,508)       (1,128,310)
                                                                ------------       -----------       -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          16,494            (1,272)            5,379            (3,940)
                                                                ------------       -----------       -----------       -----------
          Increase (decrease) in net assets.................     (12,602,405)       (4,160,728)       (4,812,078)           49,463

NET ASSETS:
     Beginning of period....................................      22,751,976        26,912,704         8,967,196         8,917,733
                                                                ------------       -----------       -----------       -----------
     End of period..........................................    $ 10,149,571       $22,751,976       $ 4,155,118       $ 8,967,196
                                                                ============       ===========       ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES






                                         COLUMBIA SMALL CAP                DREYFUS IP
              CVS CALVERT                   VALUE FUND,                    TECHNOLOGY                 FIDELITY(R) VIP
            SOCIAL BALANCED              VARIABLE SERIES--                  GROWTH--                  CONTRAFUND(R)--
               PORTFOLIO                      CLASS B                    INITIAL SHARES                INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



       $   13,920     $   18,659     $  (12,097)    $  (21,363)    $  (10,252)    $  (12,018)   $   (151,917)   $  (225,623)
           10,275        118,806       (167,776)        84,637          2,818         84,617      (1,788,216)     2,368,433
           18,560        104,243        168,502        222,651             --             --       1,229,941     13,282,767

         (560,002)      (205,775)      (459,328)      (349,670)      (370,814)        36,905     (20,774,868)    (7,113,876)
       ----------     ----------     ----------     ----------     ----------     ----------    ------------    -----------

         (517,247)        35,933       (470,699)       (63,745)      (378,248)       109,504     (21,485,060)     8,311,701
       ----------     ----------     ----------     ----------     ----------     ----------    ------------    -----------

           28,282         33,176         14,600         49,213         33,230         21,714         597,900      1,344,095
         (170,969)      (342,065)      (250,368)      (432,960)      (202,658)       (88,586)     (5,534,300)    (7,948,728)
           (8,362)        (5,204)        (4,729)        (7,549)        (1,930)        (9,588)       (736,883)      (364,844)
         (101,896)         2,120        (30,573)        11,151         (1,562)         3,371        (614,628)      (175,248)
          (72,014)      (134,087)        58,070        (25,202)      (150,156)        92,800      (1,662,273)    (1,926,717)
       ----------     ----------     ----------     ----------     ----------     ----------    ------------    -----------
         (324,959)      (446,060)      (213,000)      (405,347)      (323,076)        19,711      (7,950,184)    (9,071,442)
       ----------     ----------     ----------     ----------     ----------     ----------    ------------    -----------

              839           (157)           892            230            795           (417)         40,452        (29,065)
       ----------     ----------     ----------     ----------     ----------     ----------    ------------    -----------
         (841,367)      (410,284)      (682,807)      (468,862)      (700,529)       128,798     (29,394,792)      (788,806)


        1,835,218      2,245,502      1,717,180      2,186,042      1,145,306      1,016,508      54,736,490     55,525,296
       ----------     ----------     ----------     ----------     ----------     ----------    ------------    -----------
       $  993,851     $1,835,218     $1,034,373     $1,717,180     $  444,777     $1,145,306    $ 25,341,698    $54,736,490
       ==========     ==========     ==========     ==========     ==========     ==========    ============    ===========






                                            JANUS ASPEN
              JANUS ASPEN                 SERIES WORLDWIDE              MFS(R) INVESTORS                   MFS(R)
           SERIES BALANCED--                  GROWTH--                   TRUST SERIES--              RESEARCH SERIES--
          INSTITUTIONAL SHARES          INSTITUTIONAL SHARES             INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



      $    374,266    $   429,699   $    (26,419)   $  (159,082)   $   (3,798)    $   (5,543)    $   (8,105)    $   (9,609)
           317,259        691,314     (3,081,970)    (2,802,536)       69,041         93,113        170,611         72,958
         2,048,641             --             --             --        62,954         10,434             --             --

        (7,957,059)     2,065,132     (7,418,436)     5,305,460      (464,582)         5,873       (628,001)       123,806
      ------------    -----------   ------------    -----------    ----------     ----------     ----------     ----------

        (5,216,893)     3,186,145    (10,526,825)     2,343,842      (336,385)       103,877       (465,495)       187,155
      ------------    -----------   ------------    -----------    ----------     ----------     ----------     ----------

           409,471        812,060        272,698        541,717        16,365         45,966         16,741         15,417
        (4,303,092)    (5,365,867)    (2,438,051)    (3,710,234)     (119,792)      (302,863)      (230,697)      (281,701)
          (601,698)      (326,514)      (461,571)      (331,921)      (10,365)        (3,188)            --             --
          (607,978)      (241,230)      (340,839)      (205,285)          561            531        (21,418)        (3,584)
          (742,894)    (1,709,948)    (1,273,386)    (1,260,823)      (49,054)        35,770       (188,413)       (42,996)
      ------------    -----------   ------------    -----------    ----------     ----------     ----------     ----------
        (5,846,191)    (6,831,499)    (4,241,149)    (4,966,546)     (162,285)      (223,784)      (423,787)      (312,864)
      ------------    -----------   ------------    -----------    ----------     ----------     ----------     ----------


             9,933        (10,862)        19,385         (9,302)          660           (339)           993           (638)
      ------------    -----------   ------------    -----------    ----------     ----------     ----------     ----------
       (11,053,151)    (3,656,216)   (14,748,589)    (2,632,006)     (498,010)      (120,246)      (888,289)      (126,347)


        34,085,700     37,741,916     26,284,415     28,916,421     1,100,692      1,220,938      1,555,106      1,681,453
      ------------    -----------   ------------    -----------    ----------     ----------     ----------     ----------
      $ 23,032,549    $34,085,700   $ 11,535,826    $26,284,415    $  602,682     $1,100,692     $  666,817     $1,555,106
      ============    ===========   ============    ===========    ==========     ==========     ==========     ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2008
and December 31, 2007




                                                                            MFS(R)                         NEUBERGER BERMAN
                                                                      UTILITIES SERIES--                      AMT MID-CAP
                                                                         SERVICE CLASS                 GROWTH PORTFOLIO--CLASS S
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $     11,214       $  (105,535)      $  (12,072)       $  (12,359)
     Net realized gain (loss) on investments................         550,450           669,018           16,800            69,879
     Realized gain distribution received....................       3,004,543         1,226,695               --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................     (11,848,200)        2,392,203         (527,564)           97,234
                                                                ------------       -----------       ----------        ----------
       Net increase (decrease) in net assets resulting from
          operations........................................      (8,281,993)        4,182,381         (522,836)          154,754
                                                                ------------       -----------       ----------        ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         476,379         1,548,280           11,456            43,076
     Policyowners' surrenders...............................      (2,708,250)       (1,796,235)        (139,175)          (55,782)
     Policyowners' annuity and death benefits...............        (151,417)         (178,321)              --              (387)
     Net transfers from (to) Fixed Account..................        (836,294)          173,329          (11,844)            3,373
     Transfers between Investment Divisions.................         410,070         4,622,442           38,571           466,206
                                                                ------------       -----------       ----------        ----------
       Net contributions and (withdrawals)..................      (2,809,512)        4,369,495         (100,992)          456,486
                                                                ------------       -----------       ----------        ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          14,404           (10,549)             957              (527)
                                                                ------------       -----------       ----------        ----------
          Increase (decrease) in net assets.................     (11,077,101)        8,541,327         (622,871)          610,713

NET ASSETS:
     Beginning of period....................................      22,591,839        14,050,512        1,214,325           603,612
                                                                ------------       -----------       ----------        ----------
     End of period..........................................    $ 11,514,738       $22,591,839       $  591,454        $1,214,325
                                                                ============       ===========       ==========        ==========






                                                                          VAN KAMPEN                            VICTORY
                                                                              UIF                                 VIF
                                                                       EMERGING MARKETS                   DIVERSIFIED STOCK--
                                                                        EQUITY--CLASS I                     CLASS A SHARES
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $   (151,533)      $  (128,376)      $   (4,526)       $   (8,250)
     Net realized gain (loss) on investments................       1,683,820         1,774,314            7,295            70,955
     Realized gain distribution received....................       3,501,409         1,644,585          116,603           106,533
     Change in unrealized appreciation (depreciation) on
       investments..........................................     (13,902,602)        1,512,315         (480,004)          (60,817)
                                                                ------------       -----------       ----------        ----------
       Net increase (decrease) in net assets resulting from
          operations........................................      (8,868,906)        4,802,838         (360,632)          108,421
                                                                ------------       -----------       ----------        ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         185,005           500,369           50,589            11,965
     Policyowners' surrenders...............................      (1,698,366)       (1,737,732)        (191,552)         (271,587)
     Policyowners' annuity and death benefits...............         (88,000)          (71,720)        (172,441)             (388)
     Net transfers from (to) Fixed Account..................        (264,961)          (35,116)         (60,188)            1,803
     Transfers between Investment Divisions.................        (839,277)        1,073,160           53,309           202,172
                                                                ------------       -----------       ----------        ----------
       Net contributions and (withdrawals)..................      (2,705,599)         (271,039)        (320,283)          (56,035)
                                                                ------------       -----------       ----------        ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          17,126           (17,664)             698              (327)
                                                                ------------       -----------       ----------        ----------
          Increase (decrease) in net assets.................     (11,557,379)        4,514,135         (680,217)           52,059

NET ASSETS:
     Beginning of period....................................      17,363,799        12,849,664        1,230,425         1,178,366
                                                                ------------       -----------       ----------        ----------
     End of period..........................................    $  5,806,420       $17,363,799       $  550,208        $1,230,425
                                                                ============       ===========       ==========        ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                      NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                                                          NON-QUALIFIED POLICIES






                 ROYCE                         ROYCE
               MICRO-CAP                     SMALL-CAP                   T. ROWE PRICE                    VAN ECK
              PORTFOLIO--                   PORTFOLIO--                  EQUITY INCOME                   WORLDWIDE
            INVESTMENT CLASS              INVESTMENT CLASS                 PORTFOLIO                    HARD ASSETS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



       $    24,089    $    5,932     $   (8,518)    $  (19,114)    $   110,567    $    67,820   $   (174,649)   $  (185,696)
          (108,714)       20,785        (47,622)        54,960         161,620      1,234,360        676,377      1,247,090
           200,650       203,416        100,504         64,596         375,575        974,047      2,627,148      1,680,944

        (1,096,487)     (192,422)      (429,367)      (153,491)     (5,582,152)    (1,886,057)   (12,152,448)     2,842,128
       -----------    ----------     ----------     ----------     -----------    -----------   ------------    -----------

          (980,462)       37,711       (385,003)       (53,049)     (4,934,390)       390,170     (9,023,572)     5,584,466
       -----------    ----------     ----------     ----------     -----------    -----------   ------------    -----------

            72,709       105,179         58,739         41,708         173,471        535,634        353,274        529,300
          (277,481)     (212,827)      (141,653)      (256,220)     (1,933,336)    (2,933,596)    (2,099,155)    (1,793,221)
            (7,664)      (34,323)        (6,142)       (36,892)        (63,862)      (205,864)      (153,424)      (198,085)
             4,340        10,293        (12,282)         7,495        (443,869)        (8,696)      (432,564)        62,662
           (15,680)      719,572         63,154        283,798      (1,149,156)        86,915      1,164,619      2,117,308
       -----------    ----------     ----------     ----------     -----------    -----------   ------------    -----------
          (223,776)      587,894        (38,184)        39,889      (3,416,752)    (2,525,607)    (1,167,250)       717,964
       -----------    ----------     ----------     ----------     -----------    -----------   ------------    -----------


             1,470          (369)           474            142           9,961         (1,642)         7,391        (16,852)
       -----------    ----------     ----------     ----------     -----------    -----------   ------------    -----------
        (1,202,768)      625,236       (422,713)       (13,018)     (8,341,181)    (2,137,079)   (10,183,431)     6,285,578

         2,402,823     1,777,587      1,377,957      1,390,975      15,721,093     17,858,172     18,893,741     12,608,163
       -----------    ----------     ----------     ----------     -----------    -----------   ------------    -----------
       $ 1,200,055    $2,402,823     $  955,244     $1,377,957     $ 7,379,912    $15,721,093   $  8,710,310    $18,893,741
       ===========    ==========     ==========     ==========     ===========    ===========   ============    ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2008





                                                                               MAINSTAY VP
                                           MAINSTAY VP       MAINSTAY VP         CAPITAL
                                           BALANCED--          BOND--        APPRECIATION--
                                          SERVICE CLASS     INITIAL CLASS     INITIAL CLASS
                                         --------------------------------------------------

ASSETS:
  Investment, at net asset value......     $4,125,666        $20,094,257      $ 59,581,983
  Dividends due and accrued...........             --                 --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................            204            (18,563)          (69,753)

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
     charges..........................          4,352             22,142            61,903
     Administrative charges...........            363              1,845             5,159
                                           ----------        -----------      ------------
       Total net assets...............     $4,121,155        $20,051,707      $ 59,445,168
                                           ==========        ===========      ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners..........     $4,121,155        $20,051,707      $ 59,445,168
                                           ==========        ===========      ============
     Variable accumulation unit
       value..........................     $     8.54        $     19.02      $      15.77
                                           ==========        ===========      ============

Identified Cost of Investment.........     $5,534,361        $19,846,237      $113,788,251
                                           ==========        ===========      ============







                                                             MAINSTAY VP
                                           MAINSTAY VP       HIGH YIELD        MAINSTAY VP
                                             GROWTH           CORPORATE        ICAP SELECT
                                          ALLOCATION--         BOND--           EQUITY--
                                          SERVICE CLASS     INITIAL CLASS     INITIAL CLASS
                                         --------------------------------------------------

ASSETS:
  Investment, at net asset value......     $3,693,512        $49,164,153       $29,398,639
  Dividends due and accrued...........             --                 --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................            982            (11,827)          (15,513)

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
     charges..........................          3,811             53,057            30,222
     Administrative charges...........            318              4,421             2,519
                                           ----------        -----------       -----------
       Total net assets...............     $3,690,365        $49,094,848       $29,350,385
                                           ==========        ===========       ===========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners..........     $3,690,365        $49,094,848       $29,350,385
                                           ==========        ===========       ===========
     Variable accumulation unit
       value..........................     $     7.36        $     19.59       $      9.30
                                           ==========        ===========       ===========

Identified Cost of Investment.........     $5,820,146        $64,729,152       $47,991,708
                                           ==========        ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES





                          MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP       MAINSTAY VP
        MAINSTAY VP         COMMON         CONSERVATIVE       MAINSTAY VP       DEVELOPING         FLOATING         MAINSTAY VP
           CASH             STOCK--        ALLOCATION--      CONVERTIBLE--       GROWTH--           RATE--         GOVERNMENT--
        MANAGEMENT       INITIAL CLASS     SERVICE CLASS     INITIAL CLASS     INITIAL CLASS     SERVICE CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------



        $32,053,342       $36,240,255       $6,127,388        $ 8,753,301       $1,696,089        $3,611,434        $22,543,785
             13,259                --               --                 --               --            17,394                 --

           (327,120)           (6,815)             566                743           (1,036)              321               (399)



             34,383            37,668            6,461              9,258            1,747             3,943             24,864
              2,865             3,139              538                771              146               329              2,072
        -----------       -----------       ----------        -----------       ----------        ----------        -----------
        $31,702,233       $36,192,633       $6,120,955        $ 8,744,015       $1,693,160        $3,624,877        $22,516,450
        ===========       ===========       ==========        ===========       ==========        ==========        ===========

        $31,702,233       $36,192,633       $6,120,955        $ 8,744,015       $1,693,160        $3,624,877        $22,516,450
        ===========       ===========       ==========        ===========       ==========        ==========        ===========

        $      1.46       $     20.47       $     8.99        $     14.84       $     8.27        $     8.09        $     20.38
        ===========       ===========       ==========        ===========       ==========        ==========        ===========


        $32,052,115       $65,775,448       $7,316,401        $12,678,025       $3,087,465        $4,997,848        $21,116,929
        ===========       ===========       ==========        ===========       ==========        ==========        ===========







                                                                                                                    MAINSTAY VP
        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE
       INTERNATIONAL       LARGE CAP          MID CAP           MID CAP           MID CAP          MODERATE           GROWTH
         EQUITY--          GROWTH--           CORE--           GROWTH--           VALUE--        ALLOCATION--      ALLOCATION--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     SERVICE CLASS     SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------------------


        $14,037,056       $4,758,773        $4,634,630        $ 6,020,006       $ 7,417,336       $10,344,580       $ 9,865,732
                 --               --                --                 --                --                --                --

             (2,820)            (694)           (3,356)              (345)             (229)            1,154            12,076



             15,073            4,921             4,785              6,246             7,660            10,995            10,312
              1,256              410               399                521               638               916               859
        -----------       ----------        ----------        -----------       -----------       -----------       -----------
        $14,017,907       $4,752,748        $4,626,090        $ 6,012,894       $ 7,408,809       $10,333,823       $ 9,866,637
        ===========       ==========        ==========        ===========       ===========       ===========       ===========


        $14,017,907       $4,752,748        $4,626,090        $ 6,012,894       $ 7,408,809       $10,333,823       $ 9,866,637
        ===========       ==========        ==========        ===========       ===========       ===========       ===========

        $     18.52       $     9.75        $    10.12        $      9.28       $      9.32       $      8.51       $      7.91
        ===========       ==========        ==========        ===========       ===========       ===========       ===========


        $18,338,313       $5,996,428        $8,673,685        $10,189,321       $12,729,893       $13,521,541       $14,114,931
        ===========       ==========        ==========        ===========       ===========       ===========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2008




                                           MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                             S&P 500          SMALL CAP           TOTAL
                                             INDEX--          GROWTH--          RETURN--
                                          INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                         --------------------------------------------------

ASSETS:
  Investment, at net asset value......     $68,538,359       $2,116,238        $43,593,045
  Dividends due and accrued...........              --               --                 --
  Net receivable from (payable to) New
     York Life Insurance  and Annuity
     Corporation......................          (7,817)             695             (9,367)

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
     charges..........................          71,338            2,182             46,540
     Administrative charges...........           5,945              182              3,878
                                           -----------       ----------        -----------
       Total net assets...............     $68,453,259       $2,114,569        $43,533,260
                                           ===========       ==========        ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners..........     $68,453,259       $2,114,569        $43,533,260
                                           ===========       ==========        ===========

     Variable accumulation unit
       value..........................     $     21.60       $     6.44        $     18.81
                                           ===========       ==========        ===========


Identified Cost of Investment.........     $96,746,470       $4,130,319        $70,218,608
                                           ===========       ==========        ===========






                                                             JANUS ASPEN
                                           JANUS ASPEN         SERIES
                                             SERIES           WORLDWIDE          MFS(R)
                                           BALANCED--         GROWTH--          INVESTORS
                                          INSTITUTIONAL     INSTITUTIONAL    TRUST SERIES--
                                             SHARES            SHARES         INITIAL CLASS
                                         --------------------------------------------------

ASSETS:
  Investment, at net asset value......     $43,131,883       $18,644,799       $  900,651
  Dividends due and accrued...........              --                --               --
  Net receivable from (payable to) New
     York Life Insurance  and Annuity
     Corporation......................         (13,343)               93              358

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
     charges..........................          46,416            19,968              926
     Administrative charges...........           3,868             1,664               77
                                           -----------       -----------       ----------
       Total net assets...............     $43,068,256       $18,623,260       $  900,006
                                           ===========       ===========       ==========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners..........     $43,068,256       $18,623,260       $  900,006
                                           ===========       ===========       ==========

     Variable accumulation unit
       value..........................     $     21.68       $     11.06       $     8.11
                                           ===========       ===========       ==========


Identified Cost of Investment.........     $45,780,365       $38,264,379       $1,097,798
                                           ===========       ===========       ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES





                                              COLUMBIA
           ALGER              CVS             SMALL CAP                           FIDELITY(R)       FIDELITY(R)
         AMERICAN           CALVERT          VALUE FUND,        DREYFUS IP            VIP               VIP            FIDELITY(R)
         SMALLCAP           SOCIAL            VARIABLE          TECHNOLOGY          CONTRA-           EQUITY-              VIP
         GROWTH--          BALANCED           SERIES--           GROWTH--          FUND(R)--         INCOME--           MID CAP--
      CLASS O SHARES       PORTFOLIO           CLASS B        INITIAL SHARES     INITIAL CLASS     INITIAL CLASS     SERVICE CLASS 2
      ------------------------------------------------------------------------------------------------------------------------------


        $6,457,811        $2,734,527         $1,298,574         $1,134,485        $42,243,805       $13,970,636        $ 7,833,894
                --                --                 --                 --                 --                --                 --

              (919)               67              5,113                 57             (1,607)           (7,428)             1,053



             6,596             2,859              1,336              1,165             43,240            14,544              8,036
               550               238                111                 97              3,603             1,212                670
        ----------        ----------         ----------         ----------        -----------       -----------        -----------
        $6,449,746        $2,731,497         $1,302,240         $1,133,280        $42,195,355       $13,947,452        $ 7,826,241
        ==========        ==========         ==========         ==========        ===========       ===========        ===========


        $6,449,746        $2,731,497         $1,302,240         $1,133,280        $42,195,355       $13,947,452        $ 7,826,241
        ==========        ==========         ==========         ==========        ===========       ===========        ===========

        $     8.33        $    14.34         $     8.84         $     5.98        $     17.33       $     12.56        $     12.34
        ==========        ==========         ==========         ==========        ===========       ===========        ===========


        $7,746,346        $3,846,889         $2,098,670         $1,616,331        $71,205,079       $24,313,477        $13,446,145
        ==========        ==========         ==========         ==========        ===========       ===========        ===========






                                               NEUBERGER
                                                BERMAN             ROYCE             ROYCE
          MFS(R)             MFS(R)           AMT MID-CAP        MICRO-CAP         SMALL-CAP        T. ROWE PRICE         VAN ECK
         RESEARCH           UTILITIES           GROWTH          PORTFOLIO--       PORTFOLIO--          EQUITY            WORLDWIDE
         SERIES--           SERIES--          PORTFOLIO--       INVESTMENT        INVESTMENT           INCOME              HARD
       INITIAL CLASS      SERVICE CLASS         CLASS S            CLASS             CLASS            PORTFOLIO           ASSETS
      ------------------------------------------------------------------------------------------------------------------------------


        $1,276,774         $17,479,451         $637,435         $1,390,538        $1,590,925         $12,264,538        $11,983,566
                --                  --               --                 --                --                  --                 --

               280              (1,973)             288                139             4,778              (2,816)              (289)



             1,324              17,701              645              1,413             1,619              12,776             11,222
               110               1,475               54                118               135               1,065                935
        ----------         -----------         --------         ----------        ----------         -----------        -----------
        $1,275,620         $17,458,302         $637,024         $1,389,146        $1,593,949         $12,247,881        $11,971,120
        ==========         ===========         ========         ==========        ==========         ===========        ===========


        $1,275,620         $17,458,302         $637,024         $1,389,146        $1,593,949         $12,247,881        $11,971,120
        ==========         ===========         ========         ==========        ==========         ===========        ===========

        $     8.20         $     14.83         $   9.54         $     8.27        $     8.90         $     10.90        $     21.45
        ==========         ===========         ========         ==========        ==========         ===========        ===========


        $1,423,999         $26,649,252         $987,289         $2,819,486        $2,389,415         $19,053,243        $20,644,705
        ==========         ===========         ========         ==========        ==========         ===========        ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2008


                                            VAN KAMPEN
                                                UIF             VICTORY
                                             EMERGING             VIF
                                              MARKETS         DIVERSIFIED
                                             EQUITY--       STOCK--CLASS A
                                              CLASS I           SHARES
                                          --------------------------------

ASSETS:
  Investment, at net asset value......      $ 8,486,315       $1,058,092
  Dividends due and accrued...........               --               --
  Net receivable from (payable to) New
     York Life Insurance  and Annuity
     Corporation......................           (2,136)             107
LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
     charges..........................            8,753            1,064
     Administrative charges...........              729               89
                                            -----------       ----------
       Total net assets...............      $ 8,474,697       $1,057,046
                                            ===========       ==========
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners..........      $ 8,474,697       $1,057,046
                                            ===========       ==========
     Variable accumulation unit
       value..........................      $     13.59       $     8.88
                                            ===========       ==========

Identified Cost of Investment.........      $17,167,451       $1,755,126
                                            ===========       ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES




                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF OPERATIONS
For the year ended December 31, 2008





                                                                             MAINSTAY VP
                                            MAINSTAY VP     MAINSTAY VP        CAPITAL
                                            BALANCED--         BOND--      APPRECIATION--
                                           SERVICE CLASS   INITIAL CLASS    INITIAL CLASS
                                          -----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $        --     $   917,151     $    485,766
  Mortality and expense risk charges....        (66,553)       (271,332)      (1,062,527)
  Administrative charges................         (5,546)        (22,611)         (88,544)
                                            -----------     -----------     ------------
       Net investment income (loss).....        (72,099)        623,208         (665,305)
                                            -----------     -----------     ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      2,005,768       6,076,071       16,757,056
  Cost of investments sold..............     (2,082,725)     (5,888,280)     (19,025,383)
                                            -----------     -----------     ------------
       Net realized gain (loss) on
          investments...................        (76,957)        187,791       (2,268,327)
  Realized gain distribution received...         15,888           6,376               --
  Change in unrealized appreciation
     (depreciation) on
     investments........................     (1,462,207)       (384,394)     (39,349,380)
                                            -----------     -----------     ------------
       Net gain (loss) on investments...     (1,523,276)       (190,227)     (41,617,707)
                                            -----------     -----------     ------------
          Net increase (decrease) in net
            assets resulting
            from operations.............    $(1,595,375)    $   432,981     $(42,283,012)
                                            ===========     ===========     ============







                                                            MAINSTAY VP
                                            MAINSTAY VP      HIGH YIELD      MAINSTAY VP
                                              GROWTH         CORPORATE       ICAP SELECT
                                           ALLOCATION--        BOND--         EQUITY--
                                           SERVICE CLASS   INITIAL CLASS    INITIAL CLASS
                                          -----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $    25,247     $  5,940,671    $    196,343
  Mortality and expense risk charges....        (57,958)        (836,426)       (344,305)
  Administrative charges................         (4,830)         (69,702)        (28,692)
                                            -----------     ------------    ------------
       Net investment income (loss).....        (37,541)       5,034,543        (176,654)
                                            -----------     ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      1,395,089       20,414,364       6,554,861
  Cost of investments sold..............     (1,531,749)     (18,596,557)     (7,310,774)
                                            -----------     ------------    ------------
       Net realized gain (loss) on
          investments...................       (136,660)       1,817,807        (755,913)
  Realized gain distribution received...        107,290               --       1,438,921
  Change in unrealized appreciation
     (depreciation) on
     investments........................     (2,289,551)     (24,787,017)    (19,461,375)
                                            -----------     ------------    ------------
       Net gain (loss) on investments...     (2,318,921)     (22,969,210)    (18,778,367)
                                            -----------     ------------    ------------
          Net increase (decrease) in net
            assets resulting
            from operations.............    $(2,356,462)    $(17,934,667)   $(18,955,021)
                                            ===========     ============    ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES







                        MAINSTAY VP      MAINSTAY VP                      MAINSTAY VP
        MAINSTAY VP       COMMON        CONSERVATIVE      MAINSTAY VP     DEVELOPING      MAINSTAY VP      MAINSTAY VP
           CASH           STOCK--       ALLOCATION--     CONVERTIBLE--     GROWTH--     FLOATING RATE--    GOVERNMENT--
        MANAGEMENT     INITIAL CLASS    SERVICE CLASS    INITIAL CLASS   INITIAL CLASS   SERVICE CLASS    INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------


       $    611,734    $    749,555      $       285      $   265,766     $        --     $   270,174      $   644,517
           (353,056)       (640,244)         (75,079)        (155,715)        (31,905)        (63,359)        (250,323)
            (29,421)        (53,354)          (6,257)         (12,976)         (2,659)         (5,280)         (20,860)
       ------------    ------------      -----------      -----------     -----------     -----------      -----------
            229,257          55,957          (81,051)          97,075         (34,564)        201,535          373,334
       ------------    ------------      -----------      -----------     -----------     -----------      -----------


         12,127,807      11,191,042        1,945,385        3,194,124         757,883       3,490,834        4,019,566
        (12,127,084)    (14,944,771)      (1,992,402)      (2,599,501)       (610,069)     (3,876,015)      (4,005,084)
       ------------    ------------      -----------      -----------     -----------     -----------      -----------
                723      (3,753,729)         (47,017)         594,623         147,814        (385,181)          14,482
                 --       6,760,340           50,564        1,543,149         615,449              --               --

              1,339     (26,413,622)      (1,280,774)      (7,448,351)     (2,439,903)     (1,103,865)       1,334,657
       ------------    ------------      -----------      -----------     -----------     -----------      -----------
              2,062     (23,407,011)      (1,277,227)      (5,310,579)     (1,676,640)     (1,489,046)       1,349,139
       ------------    ------------      -----------      -----------     -----------     -----------      -----------

       $    231,319    $(23,351,054)     $(1,358,278)     $(5,213,504)    $(1,711,204)    $(1,287,511)     $ 1,722,473
       ============    ============      ===========      ===========     ===========     ===========      ===========








        MAINSTAY VP     MAINSTAY VP      MAINSTAY VP      MAINSTAY VP     MAINSTAY VP     MAINSTAY VP      MAINSTAY VP
       INTERNATIONAL     LARGE CAP         MID CAP          MID CAP         MID CAP         MODERATE     MODERATE GROWTH
         EQUITY--        GROWTH--          CORE--          GROWTH--         VALUE--       ALLOCATION--     ALLOCATION--
       INITIAL CLASS   INITIAL CLASS    INITIAL CLASS    INITIAL CLASS   INITIAL CLASS   SERVICE CLASS    SERVICE CLASS
      ------------------------------------------------------------------------------------------------------------------


        $   251,906     $     4,692      $    22,713      $        --     $   169,799     $    28,181      $    54,463
           (217,411)        (79,864)         (90,263)        (122,135)       (132,119)       (143,178)        (146,071)
            (18,118)         (6,655)          (7,522)         (10,178)        (11,010)        (11,931)         (12,173)
        -----------     -----------      -----------      -----------     -----------     -----------      -----------
             16,377         (81,827)         (75,072)        (132,313)         26,670        (126,928)        (103,781)
        -----------     -----------      -----------      -----------     -----------     -----------      -----------


          4,324,230       1,053,154        2,524,112        3,201,058       3,580,095       3,291,922        1,625,132
         (3,015,295)     (1,109,674)      (2,512,399)      (2,506,989)     (3,668,654)     (3,292,516)      (1,738,380)
        -----------     -----------      -----------      -----------     -----------     -----------      -----------
          1,308,935         (56,520)          11,713          694,069         (88,559)           (594)        (113,248)
          2,081,350              --          823,850          931,355       1,448,228         153,039          204,750

         (9,128,406)     (3,035,045)      (4,576,444)      (7,138,988)     (5,566,536)     (3,612,444)      (4,884,736)
        -----------     -----------      -----------      -----------     -----------     -----------      -----------
         (5,738,121)     (3,091,565)      (3,740,881)      (5,513,564)     (4,206,867)     (3,459,999)      (4,793,234)
        -----------     -----------      -----------      -----------     -----------     -----------      -----------

        $(5,721,744)    $(3,173,392)     $(3,815,953)     $(5,645,877)    $(4,180,197)    $(3,586,927)     $(4,897,015)
        ===========     ===========      ===========      ===========     ===========     ===========      ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2008





                                            MAINSTAY VP     MAINSTAY VP      MAINSTAY VP
                                              S&P 500        SMALL CAP          TOTAL
                                              INDEX--         GROWTH--        RETURN--
                                           INITIAL CLASS   INITIAL CLASS    INITIAL CLASS
                                          -----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $  2,226,123     $        --     $  1,872,342
  Mortality and expense risk charges....     (1,220,266)        (39,122)        (719,410)
  Administrative charges................       (101,689)         (3,260)         (59,951)
                                           ------------     -----------     ------------
       Net investment income (loss).....        904,168         (42,382)       1,092,981
                                           ------------     -----------     ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     20,850,463       1,140,252       14,434,185
  Cost of investments sold..............    (19,138,340)     (1,290,393)     (18,386,629)
                                           ------------     -----------     ------------
       Net realized gain (loss) on
          investments...................      1,712,123        (150,141)      (3,952,444)
  Realized gain distribution received...             --         622,910        7,345,405
  Change in unrealized appreciation
     (depreciation) on
     investments........................    (47,945,628)     (1,987,983)     (23,162,307)
                                           ------------     -----------     ------------
       Net gain (loss) on investments...    (46,233,505)     (1,515,214)     (19,769,346)
                                           ------------     -----------     ------------
          Net increase (decrease) in net
            assets resulting
            from operations.............   $(45,329,337)    $(1,557,596)    $(18,676,365)
                                           ============     ===========     ============






                                                                             JANUS ASPEN
                                             FIDELITY       JANUS ASPEN        SERIES
                                                VIP            SERIES         WORLDWIDE
                                             MID CAP--       BALANCED--       GROWTH--
                                           SERVICE CLASS   INSTITUTIONAL    INSTITUTIONAL
                                                 2             SHARES          SHARES
                                          -----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................    $    28,540     $  1,396,405    $    346,094
  Mortality and expense risk charges....       (143,656)        (641,138)       (353,411)
  Administrative charges................        (11,971)         (53,428)        (29,451)
                                            -----------     ------------    ------------
       Net investment income (loss).....       (127,087)         701,839         (36,768)
                                            -----------     ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      2,838,812       10,119,316       5,833,829
  Cost of investments sold..............     (3,327,721)     (10,707,694)    (10,945,530)
                                            -----------     ------------    ------------
       Net realized gain (loss) on
          investments...................       (488,909)        (588,378)     (5,111,701)
  Realized gain distribution received...      2,057,496        3,792,982              --
  Change in unrealized appreciation
     (depreciation) on
     investments........................     (7,226,708)     (13,598,591)    (11,446,794)
                                            -----------     ------------    ------------
       Net gain (loss) on investments...     (5,658,121)     (10,393,987)    (16,558,495)
                                            -----------     ------------    ------------
          Net increase (decrease) in net
            assets resulting
            from operations.............    $(5,785,208)    $ (9,692,148)   $(16,595,263)
                                            ===========     ============    ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES







                                                        COLUMBIA SMALL
                           ALGER             CVS           CAP VALUE                                       FIDELITY(R)
                         AMERICAN          CALVERT           FUND,        DREYFUS IP      FIDELITY(R)          VIP
        MAINSTAY VP      SMALLCAP          SOCIAL          VARIABLE       TECHNOLOGY          VIP            EQUITY-
          VALUE--        GROWTH--         BALANCED         SERIES--        GROWTH--     CONTRAFUND(R)--      INCOME--
       INITIAL CLASS  CLASS O SHARES      PORTFOLIO         CLASS B     INITIAL SHARES   INITIAL CLASS    INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------


       $  1,089,018     $        --      $    91,496       $   7,789       $      --      $    614,381     $    516,684
           (190,207)       (125,275)         (45,060)        (21,251)        (20,950)         (785,638)        (267,514)
            (15,851)        (10,440)          (3,755)         (1,771)         (1,746)          (65,470)         (22,293)
       ------------     -----------      -----------       ---------       ---------      ------------     ------------
            882,960        (135,715)          42,681         (15,233)        (22,696)         (236,727)         226,877
       ------------     -----------      -----------       ---------       ---------      ------------     ------------

         46,646,888       2,621,001          712,769         714,952         616,666        11,945,267        5,314,104
        (47,130,046)     (2,747,631)        (772,580)       (897,693)       (643,473)      (14,235,514)      (6,585,411)
       ------------     -----------      -----------       ---------       ---------      ------------     ------------
           (483,158)       (126,630)         (59,811)       (182,741)        (26,807)       (2,290,247)      (1,271,307)
          5,971,887         145,649           51,115         209,231              --         1,982,504           24,563

         (7,208,191)     (6,272,346)      (1,411,971)       (608,647)       (856,361)      (34,242,364)     (10,728,727)
       ------------     -----------      -----------       ---------       ---------      ------------     ------------
         (1,719,462)     (6,253,327)      (1,420,667)       (582,157)       (883,168)      (34,550,107)     (11,975,471)
       ------------     -----------      -----------       ---------       ---------      ------------     ------------

       $   (836,502)    $(6,389,042)     $(1,377,986)      $(597,390)      $(905,864)     $(34,786,834)    $(11,748,594)
       ============     ===========      ===========       =========       =========      ============     ============






                                                           NEUBERGER
          MFS(R)                                            BERMAN           ROYCE           ROYCE
         INVESTORS        MFS(R)           MFS(R)         AMT MID-CAP      MICRO-CAP       SMALL-CAP      T. ROWE PRICE
           TRUST         RESEARCH         UTILITIES         GROWTH        PORTFOLIO--     PORTFOLIO--         EQUITY
         SERIES--        SERIES--         SERIES--        PORTFOLIO--     INVESTMENT       INVESTMENT         INCOME
       INITIAL CLASS   INITIAL CLASS    SERVICE CLASS       CLASS S          CLASS           CLASS          PORTFOLIO
      ------------------------------------------------------------------------------------------------------------------


         $  10,437      $   10,123      $    354,080       $      --      $    55,114      $  12,839       $   414,394
           (14,794)        (22,114)         (315,089)        (11,299)         (26,439)       (21,448)         (217,260)
            (1,233)         (1,843)          (26,258)           (941)          (2,203)        (1,787)          (18,105)
         ---------      ----------      ------------       ---------      -----------      ---------       -----------
            (5,590)        (13,834)           12,733         (12,240)          26,472        (10,396)          179,029
         ---------      ----------      ------------       ---------      -----------      ---------       -----------

           304,265         419,677         5,952,017         411,272          711,215        548,412         4,791,002
          (249,564)       (398,539)       (5,319,632)       (395,415)        (903,107)      (635,939)       (4,489,891)
         ---------      ----------      ------------       ---------      -----------      ---------       -----------
            54,701          21,138           632,385          15,857         (191,892)       (87,527)          301,111
            86,177              --         4,310,408              --          230,962        165,053           581,753

          (614,221)       (802,327)      (16,988,333)       (523,434)      (1,219,317)      (709,272)       (8,873,673)
         ---------      ----------      ------------       ---------      -----------      ---------       -----------
          (473,343)       (781,189)      (12,045,540)       (507,577)      (1,180,247)      (631,746)       (7,990,809)
         ---------      ----------      ------------       ---------      -----------      ---------       -----------

         $(478,933)      ($795,023)     $(12,032,807)      $(519,817)     $(1,153,775)     $(642,142)      $(7,811,780)
         =========      ==========      ============       =========      ===========      =========       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2008



                                                             VAN KAMPEN
                                                                UIF            VICTORY
                                              VAN ECK         EMERGING           VIF
                                             WORLDWIDE        MARKETS        DIVERSIFIED
                                               HARD           EQUITY--         STOCK--
                                              ASSETS          CLASS I      CLASS A SHARES
                                          -----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $     62,760     $         --      $  10,991
  Mortality and expense risk charges....       (266,767)        (190,392)       (16,841)
  Administrative charges................        (22,231)         (15,866)        (1,403)
                                           ------------     ------------      ---------
       Net investment income (loss).....       (226,238)        (206,258)        (7,253)
                                           ------------     ------------      ---------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      5,215,824        3,433,924        398,416
  Cost of investments sold..............     (3,990,934)      (1,550,825)      (418,130)
                                           ------------     ------------      ---------
       Net realized gain (loss) on
          investments...................      1,224,890        1,883,099        (19,714)
  Realized gain distribution received...      3,436,696        4,697,960        216,028
  Change in unrealized appreciation
     (depreciation) on
     investments........................    (15,896,804)     (18,543,479)      (815,004)
                                           ------------     ------------      ---------
       Net gain (loss) on investments...    (11,235,218)     (11,962,420)      (618,690)
                                           ------------     ------------      ---------
          Net increase (decrease) in net
            assets resulting
            from operations.............   $(11,461,456)    $(12,168,678)     $(625,943)
                                           ============     ============      =========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES






                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2008
and December 31, 2007





                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                          BALANCED--                            BOND--
                                                                         SERVICE CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (72,099)      $    48,359       $   623,208       $   526,627
     Net realized gain (loss) on investments................         (76,957)          164,388           187,791            81,753
     Realized gain distribution received....................          15,888           267,629             6,376                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (1,462,207)         (391,143)         (384,394)          560,850
                                                                 -----------       -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................      (1,595,375)           89,233           432,981         1,169,230
                                                                 -----------       -----------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         225,950           492,031         1,050,262         1,053,533
     Policyowners' surrenders...............................        (628,787)       (1,212,536)       (3,682,693)       (4,001,372)
     Policyowners' annuity and death benefits...............          (4,547)          (34,424)         (209,151)          (57,671)
     Net transfers from (to) Fixed Account..................        (276,724)          (10,679)       (1,326,844)         (126,255)
     Transfers between Investment Divisions.................        (944,457)          482,812           947,996           200,240
                                                                 -----------       -----------       -----------       -----------
       Net contributions and (withdrawals)..................      (1,628,565)         (282,796)       (3,220,430)       (2,931,525)
                                                                 -----------       -----------       -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           2,639              (319)           (1,467)           (3,652)
                                                                 -----------       -----------       -----------       -----------
          Increase (decrease) in net assets.................      (3,221,301)         (193,882)       (2,788,916)       (1,765,947)

NET ASSETS:
     Beginning of period....................................       7,342,456         7,536,338        22,840,623        24,606,570
                                                                 -----------       -----------       -----------       -----------
     End of period..........................................     $ 4,121,155       $ 7,342,456       $20,051,707       $22,840,623
                                                                 ===========       ===========       ===========       ===========






                                                                                                              MAINSTAY VP
                                                                          MAINSTAY VP                         DEVELOPING
                                                                         CONVERTIBLE--                         GROWTH--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $    97,075       $   145,560       $   (34,564)      $  (41,408)
     Net realized gain (loss) on investments................         594,623           775,190           147,814          354,719
     Realized gain distribution received....................       1,543,149           391,681           615,449          144,023
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (7,448,351)          673,450        (2,439,903)         464,787
                                                                 -----------       -----------       -----------       ----------
       Net increase (decrease) in net assets resulting from
          operations........................................      (5,213,504)        1,985,881        (1,711,204)         922,121
                                                                 -----------       -----------       -----------       ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         574,503           660,274           120,955          107,164
     Policyowners' surrenders...............................      (2,210,413)       (2,443,023)         (281,861)        (311,076)
     Policyowners' annuity and death benefits...............        (178,899)         (101,914)               --           (2,787)
     Net transfers from (to) Fixed Account..................        (553,218)          (39,860)          (27,534)         (96,428)
     Transfers between Investment Divisions.................         624,294          (273,527)         (159,915)         202,839
                                                                 -----------       -----------       -----------       ----------
       Net contributions and (withdrawals)..................      (1,743,733)       (2,198,050)         (348,355)        (100,288)
                                                                 -----------       -----------       -----------       ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           7,013            (6,868)            3,250           (2,903)
                                                                 -----------       -----------       -----------       ----------
          Increase (decrease) in net assets.................      (6,950,224)         (219,037)       (2,056,309)         818,930

NET ASSETS:
     Beginning of period....................................      15,694,239        15,913,276         3,749,469        2,930,539
                                                                 -----------       -----------       -----------       ----------
     End of period..........................................     $ 8,744,015       $15,694,239       $ 1,693,160       $3,749,469
                                                                 ===========       ===========       ===========       ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES








                                                                                                        MAINSTAY VP
              MAINSTAY VP                                                 MAINSTAY VP                   CONSERVATIVE
         CAPITAL APPRECIATION--             MAINSTAY VP                  COMMON STOCK--                 ALLOCATION--
             INITIAL CLASS                CASH MANAGEMENT                INITIAL CLASS                 SERVICE CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



      $   (665,305)  $ (1,454,957)  $    229,257    $   671,790   $     55,957   $    (85,234)   $   (81,051)   $   79,002
        (2,268,327)     3,342,109            723           (106)    (3,753,729)       931,912        (47,017)       58,908
                --             --             --             --      6,760,340      5,329,424         50,564        76,259


       (39,349,380)    11,354,589          1,339            205    (26,413,622)    (3,143,453)    (1,280,774)      (17,444)
      ------------   ------------   ------------    -----------   ------------   ------------    -----------    ----------


       (42,283,012)    13,241,741        231,319        671,889    (23,351,054)     3,032,649     (1,358,278)      196,725
      ------------   ------------   ------------    -----------   ------------   ------------    -----------    ----------

         2,883,791      4,217,737      2,185,281      2,241,603      1,502,527      2,359,660        719,496       549,848
       (10,463,780)   (16,481,226)   (13,007,699)    (8,239,942)    (6,458,024)    (9,819,278)    (1,095,114)     (464,481)
          (537,682)      (561,401)      (302,585)      (147,065)      (326,466)      (126,713)      (176,483)           --
        (1,674,454)      (637,566)    (1,653,414)      (350,042)    (1,232,510)      (432,732)      (532,357)       18,811
        (5,535,752)   (10,143,221)    21,870,201      9,511,531     (3,685,359)    (3,499,317)     3,428,649     2,306,197
      ------------   ------------   ------------    -----------   ------------   ------------    -----------    ----------
       (15,327,877)   (23,605,677)     9,091,784      3,016,085    (10,199,832)   (11,518,380)     2,344,191     2,410,375
      ------------   ------------   ------------    -----------   ------------   ------------    -----------    ----------


            81,179        (51,436)        (1,159)        (2,373)        44,237        (11,207)         1,684          (620)
      ------------   ------------   ------------    -----------   ------------   ------------    -----------    ----------
       (57,529,710)   (10,415,372)     9,321,944      3,685,601    (33,506,649)    (8,496,938)       987,597     2,606,480


       116,974,878    127,390,250     22,380,289     18,694,688     69,699,282     78,196,220      5,133,358     2,526,878
      ------------   ------------   ------------    -----------   ------------   ------------    -----------    ----------
      $ 59,445,168   $116,974,878   $ 31,702,233    $22,380,289   $ 36,192,633   $ 69,699,282    $ 6,120,955    $5,133,358
      ============   ============   ============    ===========   ============   ============    ===========    ==========






                                                                          MAINSTAY VP                   MAINSTAY VP
              MAINSTAY VP                   MAINSTAY VP                      GROWTH                      HIGH YIELD
            FLOATING RATE--                 GOVERNMENT--                  ALLOCATION--                CORPORATE BOND--
             SERVICE CLASS                 INITIAL CLASS                 SERVICE CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



       $   201,535    $   403,310    $   373,334    $   687,004    $   (37,541)   $   (7,331)   $  5,034,543   $  4,712,441
          (385,181)       (98,778)        14,482        (72,255)      (136,660)      169,962       1,817,807      2,356,024
                --             --             --             --        107,290       196,372              --             --

        (1,103,865)      (269,184)     1,334,657        422,492     (2,289,551)      (13,423)    (24,787,017)    (6,065,520)
       -----------    -----------    -----------    -----------    -----------    ----------    ------------   ------------

        (1,287,511)        35,348      1,722,473      1,037,241     (2,356,462)      345,580     (17,934,667)     1,002,945
       -----------    -----------    -----------    -----------    -----------    ----------    ------------   ------------

           274,883      1,043,954        625,001        536,763        379,829       715,505       2,070,860      3,318,393
          (924,585)    (1,404,491)    (3,352,045)    (3,594,752)      (467,671)     (442,957)    (11,946,091)   (14,571,592)
           (18,207)        (8,224)      (100,279)      (180,445)       (13,434)           --      (1,269,081)      (403,944)
          (968,547)        (5,173)      (868,231)       (15,737)      (167,422)       28,015      (2,842,951)      (309,585)
        (1,068,967)     1,719,004      5,026,646        (70,543)       940,817     1,623,153      (4,675,177)    (1,263,289)
       -----------    -----------    -----------    -----------    -----------    ----------    ------------   ------------
        (2,705,423)     1,345,070      1,331,092     (3,324,714)       672,119     1,923,716     (18,662,440)   (13,230,017)
       -----------    -----------    -----------    -----------    -----------    ----------    ------------   ------------


               644           (470)        (2,624)        (3,152)         3,776        (1,042)         15,838         (2,354)
       -----------    -----------    -----------    -----------    -----------    ----------    ------------   ------------
        (3,992,290)     1,379,948      3,050,941     (2,290,625)    (1,680,567)    2,268,254     (36,581,269)   (12,229,426)


         7,617,167      6,237,219     19,465,509     21,756,134      5,370,932     3,102,678      85,676,117     97,905,543
       -----------    -----------    -----------    -----------    -----------    ----------    ------------   ------------
       $ 3,624,877    $ 7,617,167    $22,516,450    $19,465,509    $ 3,690,365    $5,370,932    $ 49,094,848   $ 85,676,117
       ===========    ===========    ===========    ===========    ===========    ==========    ============   ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2008
and December 31, 2007



                                                                          MAINSTAY VP
                                                                             ICAP                             MAINSTAY VP
                                                                        SELECT EQUITY--                    INCOME & GROWTH--
                                                                         INITIAL CLASS                       INITIAL CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $   (176,654)      $   (51,776)          $--           $    77,232
     Net realized gain (loss) on investments................        (755,913)          354,696            --               292,373
     Realized gain distribution received....................       1,438,921           341,731            --               801,117
     Change in unrealized appreciation (depreciation) on
       investments..........................................     (19,461,375)         (325,003)           --            (1,222,627)
                                                                ------------       -----------           ---           -----------
       Net increase (decrease) in net assets resulting from
          operations........................................     (18,955,021)          319,648            --               (51,905)
                                                                ------------       -----------           ---           -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         912,381           495,838            --               121,658
     Policyowners' surrenders...............................      (4,138,310)       (1,130,544)           --              (609,610)
     Policyowners' annuity and death benefits...............        (316,514)          (24,115)           --               (14,931)
     Net transfers from (to) Fixed Account..................      (1,121,113)            6,601            --              (119,587)
     Transfers between Investment Divisions.................      41,651,582         6,568,795            --            (5,066,341)
                                                                ------------       -----------           ---           -----------
       Net contributions and (withdrawals)..................      36,988,026         5,916,575            --            (5,688,811)
                                                                ------------       -----------           ---           -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          19,465              (922)           --                   128
                                                                ------------       -----------           ---           -----------
          Increase (decrease) in net assets.................      18,052,470         6,235,301            --            (5,740,588)

NET ASSETS:
     Beginning of period....................................      11,297,915         5,062,614            --             5,740,588
                                                                ------------       -----------           ---           -----------
     End of period..........................................    $ 29,350,385       $11,297,915           $--           $        --
                                                                ============       ===========           ===           ===========






                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                            MID CAP                            MODERATE
                                                                            VALUE--                          ALLOCATION--
                                                                         INITIAL CLASS                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $    26,670       $   (58,378)      $  (126,928)      $   122,812
     Net realized gain (loss) on investments................         (88,559)        1,342,776              (594)           62,231
     Realized gain distribution received....................       1,448,228         1,336,985           153,039           246,951
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (5,566,536)       (2,885,608)       (3,612,444)          135,031
                                                                 -----------       -----------       -----------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................      (4,180,197)         (264,225)       (3,586,927)          567,025
                                                                 -----------       -----------       -----------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         550,046           806,365           694,598           800,133
     Policyowners' surrenders...............................      (1,491,214)       (2,748,565)       (2,882,151)         (781,272)
     Policyowners' annuity and death benefits...............         (37,807)          (10,320)          (53,572)           (5,325)
     Net transfers from (to) Fixed Account..................        (500,595)          (55,492)         (410,494)          158,767
     Transfers between Investment Divisions.................      (1,671,392)         (457,619)        4,372,710         5,324,411
                                                                 -----------       -----------       -----------       -----------
       Net contributions and (withdrawals)..................      (3,150,962)       (2,465,631)        1,721,091         5,496,714
                                                                 -----------       -----------       -----------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           8,844               425             5,240            (1,821)
                                                                 -----------       -----------       -----------       -----------
          Increase (decrease) in net assets.................      (7,322,315)       (2,729,431)       (1,860,596)        6,061,918

NET ASSETS:
     Beginning of period....................................      14,731,124        17,460,555        12,194,419         6,132,501
                                                                 -----------       -----------       -----------       -----------
     End of period..........................................     $ 7,408,809       $14,731,124       $10,333,823       $12,194,419
                                                                 ===========       ===========       ===========       ===========








The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES









                                            MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
              MAINSTAY VP                    LARGE CAP                      MID CAP                       MID CAP
         INTERNATIONAL EQUITY--               GROWTH--                       CORE--                       GROWTH--
             INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



       $    16,377    $  (152,873)   $   (81,827)   $  (93,076)    $   (75,072)   $  (103,195)   $  (132,313)   $  (195,922)
         1,308,935      1,100,304        (56,520)     (160,115)         11,713        648,930        694,069      1,453,009
         2,081,350      1,497,078             --            --         823,850      1,046,312        931,355      1,004,243

        (9,128,406)    (1,607,014)    (3,035,045)    1,567,083      (4,576,444)    (1,172,810)    (7,138,988)      (234,615)
       -----------    -----------    -----------    ----------     -----------    -----------    -----------    -----------

        (5,721,744)       837,495     (3,173,392)    1,313,892      (3,815,953)       419,237     (5,645,877)     2,026,715
       -----------    -----------    -----------    ----------     -----------    -----------    -----------    -----------

           845,382      1,383,340        323,562       338,534         311,608        625,607        503,196        650,387
        (2,388,769)    (3,558,471)      (733,792)     (992,365)       (971,264)    (1,804,840)    (1,849,895)    (2,334,265)
           (76,463)       (16,547)        (8,759)      (27,505)        (21,784)        (4,795)       (18,320)       (20,917)
          (493,819)       (58,354)       (97,868)      (61,078)       (173,453)       (46,105)      (286,585)      (143,428)
        (1,167,857)     1,563,893        714,995       (36,394)     (1,166,325)       472,516     (1,023,788)      (692,849)
       -----------    -----------    -----------    ----------     -----------    -----------    -----------    -----------
        (3,281,526)      (686,139)       198,138      (778,808)     (2,021,218)      (757,617)    (2,675,392)    (2,541,072)
       -----------    -----------    -----------    ----------     -----------    -----------    -----------    -----------


            13,068         (2,784)         5,482        (4,226)          6,747         (1,251)        10,856         (6,812)
       -----------    -----------    -----------    ----------     -----------    -----------    -----------    -----------
        (8,990,202)       148,572     (2,969,772)      530,858      (5,830,424)      (339,631)    (8,310,413)      (521,169)


        23,008,109     22,859,537      7,722,520     7,191,662      10,456,514     10,796,145     14,323,307     14,844,476
       -----------    -----------    -----------    ----------     -----------    -----------    -----------    -----------
       $14,017,907    $23,008,109    $ 4,752,748    $7,722,520     $ 4,626,090    $10,456,514    $ 6,012,894    $14,323,307
       ===========    ===========    ===========    ==========     ===========    ===========    ===========    ===========




              MAINSTAY VP
                MODERATE                    MAINSTAY VP                   MAINSTAY VP
                 GROWTH                       S&P 500                      SMALL CAP                    MAINSTAY VP
              ALLOCATION--                    INDEX--                       GROWTH--                   TOTAL RETURN--
             SERVICE CLASS                 INITIAL CLASS                 INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



       $  (103,781)   $    58,669   $    904,168   $    323,671    $   (42,382)   $   (70,125)  $  1,092,981   $    687,716
          (113,248)       188,528      1,712,123      6,335,772       (150,141)       395,857     (3,952,444)     1,416,753
           204,750        381,367             --             --        622,910        352,156      7,345,405      5,262,654

        (4,884,736)       156,317    (47,945,628)      (630,680)    (1,987,983)      (861,012)   (23,162,307)    (2,435,819)
       -----------    -----------   ------------   ------------    -----------    -----------   ------------   ------------

        (4,897,015)       784,881    (45,329,337)     6,028,763     (1,557,596)      (183,124)   (18,676,365)     4,931,304
       -----------    -----------   ------------   ------------    -----------    -----------   ------------   ------------

           741,059        696,970      3,138,823      4,571,913        209,321        218,299      1,439,022      2,340,356
        (1,034,122)    (1,384,321)   (13,153,257)   (21,187,983)      (576,742)      (911,138)    (9,357,318)   (11,608,602)
                --             --       (568,744)      (407,639)       (21,517)        (6,952)      (588,754)      (359,711)
          (396,707)        75,937     (2,435,505)    (1,083,398)       (54,873)        (5,743)    (1,802,325)      (264,157)
         2,773,571      4,447,182     (6,025,028)    (7,487,370)      (349,480)      (804,936)    (2,985,451)    (4,204,280)
       -----------    -----------   ------------   ------------    -----------    -----------   ------------   ------------
         2,083,801      3,835,768    (19,043,711)   (25,594,477)      (793,291)    (1,510,470)   (13,294,826)   (14,096,394)
       -----------    -----------   ------------   ------------    -----------    -----------   ------------   ------------


             7,657         (2,404)        85,457        (22,494)         3,014            812         32,727        (17,672)
       -----------    -----------   ------------   ------------    -----------    -----------   ------------   ------------
        (2,805,557)     4,618,245    (64,287,591)   (19,588,208)    (2,347,873)    (1,692,782)   (31,938,464)    (9,182,762)


        12,672,194      8,053,949    132,740,850    152,329,058      4,462,442      6,155,224     75,471,724     84,654,486
       -----------    -----------   ------------   ------------    -----------    -----------   ------------   ------------
       $ 9,866,637    $12,672,194   $ 68,453,259   $132,740,850    $ 2,114,569    $ 4,462,442   $ 43,533,260   $ 75,471,724
       ===========    ===========   ============   ============    ===========    ===========   ============   ============


            MAINSTAY VP
              VALUE--
           INITIAL CLASS
     ------------------------
         2008         2007
     ------------------------

     $    882,960 $   120,075
         (483,158)  2,435,452
        5,971,887   4,149,323
       (7,208,191) (6,002,119)
     ------------ -----------

         (836,502)    702,731
     ------------ -----------

          499,401   1,473,680
       (2,236,739) (7,811,449)
          (70,024)   (137,272)
         (269,153)   (197,036)
      (44,139,921) (1,861,010)
     ------------ -----------
      (46,216,436) (8,533,087)
     ------------ -----------

            6,285      (3,577)
     ------------ -----------
      (47,046,653) (7,833,933)

       47,046,653  54,880,586
     ------------ -----------
     $         -- $47,046,653
     ============ ===========







The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2008
and December 31, 2007


                                                                                                                  CVS
                                                                                                                CALVERT
                                                                        ALGER AMERICAN                          SOCIAL
                                                                       SMALLCAP GROWTH--                       BALANCED
                                                                        CLASS O SHARES                         PORTFOLIO
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  (135,715)      $  (204,733)      $    42,681       $   44,834
     Net realized gain (loss) on investments................        (126,630)          515,157           (59,811)           1,677
     Realized gain distribution received....................         145,649                --            51,115          255,601
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (6,272,346)        2,010,849        (1,411,971)        (228,666)
                                                                 -----------       -----------       -----------       ----------
       Net increase (decrease) in net assets resulting from
          operations........................................      (6,389,042)        2,321,273        (1,377,986)          73,446
                                                                 -----------       -----------       -----------       ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         329,098           611,132           136,404          205,901
     Policyowners' surrenders...............................      (1,279,824)       (2,172,974)         (359,954)        (721,334)
     Policyowners' annuity and death benefits...............         (29,134)          (46,055)          (31,992)              --
     Net transfers from (to) Fixed Account..................        (210,747)          (25,377)          (43,076)          (4,273)
     Transfers between Investment Divisions.................      (1,032,774)       (1,086,199)         (121,672)        (305,142)
                                                                 -----------       -----------       -----------       ----------
       Net contributions and (withdrawals)..................      (2,223,381)       (2,719,473)         (420,290)        (824,848)
                                                                 -----------       -----------       -----------       ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          12,548            (7,047)            2,166             (373)
                                                                 -----------       -----------       -----------       ----------
          Increase (decrease) in net assets.................      (8,599,875)         (405,247)       (1,796,110)        (751,775)

NET ASSETS:
     Beginning of period....................................      15,049,621        15,454,868         4,527,607        5,279,382
                                                                 -----------       -----------       -----------       ----------
     End of period..........................................     $ 6,449,746       $15,049,621       $ 2,731,497       $4,527,607
                                                                 ===========       ===========       ===========       ==========






                                                                          FIDELITY(R)                         JANUS ASPEN
                                                                              VIP                               SERIES
                                                                           MID CAP--                          BALANCED--
                                                                        SERVICE CLASS 2                  INSTITUTIONAL SHARES
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  (127,087)      $  (122,198)     $    701,839       $   762,641
     Net realized gain (loss) on investments................        (488,909)          596,173          (588,378)          571,917
     Realized gain distribution received....................       2,057,496         1,365,300         3,792,982                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................      (7,226,708)          102,865       (13,598,591)        4,245,577
                                                                 -----------       -----------      ------------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................      (5,785,208)        1,942,140        (9,692,148)        5,580,135
                                                                 -----------       -----------      ------------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         828,278           951,451         1,974,487         2,821,124
     Policyowners' surrenders...............................      (1,145,635)       (2,200,313)       (7,173,796)       (9,202,657)
     Policyowners' annuity and death benefits...............         (25,206)          (30,347)         (236,707)         (133,343)
     Net transfers from (to) Fixed Account..................        (428,822)          (42,842)       (1,521,130)         (528,694)
     Transfers between Investment Divisions.................        (935,501)          (39,547)       (1,501,694)       (2,934,409)
                                                                 -----------       -----------      ------------       -----------
       Net contributions and (withdrawals)..................      (1,706,886)       (1,361,598)       (8,458,840)       (9,977,979)
                                                                 -----------       -----------      ------------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           9,574            (6,414)           18,117           (18,973)
                                                                 -----------       -----------      ------------       -----------
          Increase (decrease) in net assets.................      (7,482,520)          574,128       (18,132,871)       (4,416,817)

NET ASSETS:
     Beginning of period....................................      15,308,761        14,734,633        61,201,127        65,617,944
                                                                 -----------       -----------      ------------       -----------
     End of period..........................................     $ 7,826,241       $15,308,761      $ 43,068,256       $61,201,127
                                                                 ===========       ===========      ============       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES








                COLUMBIA
               SMALL CAP                     DREYFUS IP                   FIDELITY(R)                   FIDELITY(R)
              VALUE FUND,                    TECHNOLOGY                       VIP                           VIP
           VARIABLE SERIES--                  GROWTH--                  CONTRAFUND(R)--               EQUITY-INCOME--
                CLASS B                    INITIAL SHARES                INITIAL CLASS                 INITIAL CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



       $  (15,233)    $  (26,959)    $   (22,696)   $  (29,797)   $   (236,727)  $   (335,465)  $    226,877    $   141,266
         (182,741)       126,516         (26,807)       82,512      (2,290,247)     4,164,005     (1,271,307)       695,414
          209,231        272,727              --            --       1,982,504     21,013,955         24,563      2,544,207

         (608,647)      (452,605)       (856,361)      226,012     (34,242,364)   (11,942,653)   (10,728,727)    (3,156,698)
       ----------     ----------     -----------    ----------    ------------   ------------   ------------    -----------

         (597,390)       (80,321)       (905,864)      278,727     (34,786,834)    12,899,842    (11,748,594)       224,189
       ----------     ----------     -----------    ----------    ------------   ------------   ------------    -----------

           96,323        203,317          83,093       118,503       2,431,595      3,370,635        953,517      1,372,165
         (158,038)      (472,049)       (240,362)     (197,068)     (8,177,339)   (11,317,205)    (3,451,867)    (5,097,992)
           (6,000)            --         (11,433)           --        (204,343)      (219,980)       (78,142)       (83,697)
          (45,036)       (12,290)        (23,810)      (12,781)     (1,562,559)      (560,191)      (825,514)      (289,823)
         (205,092)        (9,751)        (60,679)     (118,095)     (2,399,653)    (3,040,840)    (1,211,882)       348,891
       ----------     ----------     -----------    ----------    ------------   ------------   ------------    -----------
         (317,843)      (290,773)       (253,191)     (209,441)     (9,912,299)   (11,767,581)    (4,613,888)    (3,750,456)
       ----------     ----------     -----------    ----------    ------------   ------------   ------------    -----------


            1,145            311           1,896        (1,059)         64,767        (44,980)        22,112         (1,494)
       ----------     ----------     -----------    ----------    ------------   ------------   ------------    -----------
         (914,088)      (370,783)     (1,157,159)       68,227     (44,634,366)     1,087,281    (16,340,370)    (3,527,761)


        2,216,328      2,587,111       2,290,439     2,222,212      86,829,721     85,742,440     30,287,822     33,815,583
       ----------     ----------     -----------    ----------    ------------   ------------   ------------    -----------
       $1,302,240     $2,216,328     $ 1,133,280    $2,290,439    $ 42,195,355   $ 86,829,721   $ 13,947,452    $30,287,822
       ==========     ==========     ===========    ==========    ============   ============   ============    ===========






              JANUS ASPEN                      MFS(R)
                 SERIES                      INVESTORS                       MFS(R)                        MFS(R)
           WORLDWIDE GROWTH--              TRUST SERIES--              RESEARCH SERIES--             UTILITIES SERIES--
          INSTITUTIONAL SHARES             INITIAL CLASS                 INITIAL CLASS                 SERVICE CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



      $    (36,768)   $  (244,510)   $   (5,590)    $   (8,228)    $   (13,834)   $  (14,792)   $     12,733    $  (147,624)
        (5,111,701)    (3,327,306)       54,701         78,542          21,138        65,336         632,385      1,089,800
                --             --        86,177         13,844              --            --       4,310,408      1,855,322

       (11,446,794)     7,196,071      (614,221)        60,722        (802,327)      221,250     (16,988,333)     3,362,819
      ------------    -----------    ----------     ----------     -----------    ----------    ------------    -----------

       (16,595,263)     3,624,255      (478,933)       144,880        (795,023)      271,794     (12,032,807)     6,160,317
      ------------    -----------    ----------     ----------     -----------    ----------    ------------    -----------

         1,132,426      1,475,312        43,589        108,160          46,477        87,978       1,320,639      1,756,938
        (3,709,182)    (6,064,503)     (160,184)      (541,157)       (256,902)     (224,520)     (3,543,037)    (4,000,252)
          (128,853)      (118,025)         (422)        (4,985)         (4,552)           --         (63,402)       (53,794)
          (519,319)      (290,738)      (22,941)        (2,218)        (15,254)      (12,172)       (803,297)        93,272
        (1,771,127)    (2,779,450)      (53,558)        29,732         (59,044)     (203,256)       (564,936)     7,080,479
      ------------    -----------    ----------     ----------     -----------    ----------    ------------    -----------
        (4,996,055)    (7,777,404)     (193,516)      (410,468)       (289,275)     (351,970)     (2,524,161)     4,876,643
      ------------    -----------    ----------     ----------     -----------    ----------    ------------    -----------


            30,193        (14,320)          919           (482)          1,550          (922)         20,650        (15,470)
      ------------    -----------    ----------     ----------     -----------    ----------    ------------    -----------
       (21,561,125)    (4,167,469)     (671,530)      (266,070)     (1,082,748)      (81,098)    (14,536,318)    11,021,490


        40,184,385     44,351,854     1,571,536      1,837,606       2,358,368     2,439,466      31,994,620     20,973,130
      ------------    -----------    ----------     ----------     -----------    ----------    ------------    -----------
      $ 18,623,260    $40,184,385    $  900,006     $1,571,536     $ 1,275,620    $2,358,368    $ 17,458,302    $31,994,620
      ============    ===========    ==========     ==========     ===========    ==========    ============    ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2008
and December 31, 2007


                                                                           NEUBERGER
                                                                            BERMAN                               ROYCE
                                                                          AMT MID-CAP                          MICRO-CAP
                                                                      GROWTH PORTFOLIO--                      PORTFOLIO--
                                                                            CLASS S                        INVESTMENT CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  (12,240)       $  (14,262)       $    26,472       $    5,113
     Net realized gain (loss) on investments................         15,857           127,520           (191,892)          87,037
     Realized gain distribution received....................             --                --            230,962          240,346
     Change in unrealized appreciation (depreciation) on
       investments..........................................       (523,434)           67,725         (1,219,317)        (265,487)
                                                                 ----------        ----------        -----------       ----------
       Net increase (decrease) in net assets resulting from
          operations........................................       (519,817)          180,983         (1,153,775)          67,009
                                                                 ----------        ----------        -----------       ----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         54,019           123,394            162,507          223,384
     Policyowners' surrenders...............................       (190,488)         (208,601)          (286,716)        (656,313)
     Policyowners' annuity and death benefits...............             --                --            (10,053)              --
     Net transfers from (to) Fixed Account..................          1,042            (6,205)           (51,560)         (13,390)
     Transfers between Investment Divisions.................         50,586           299,106            (56,473)         734,127
                                                                 ----------        ----------        -----------       ----------
       Net contributions and (withdrawals)..................        (84,841)          207,694           (242,295)         287,808
                                                                 ----------        ----------        -----------       ----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................            972              (643)             1,782             (447)
                                                                 ----------        ----------        -----------       ----------
          Increase (decrease) in net assets.................       (603,686)          388,034         (1,394,288)         345,370

NET ASSETS:
     Beginning of period....................................      1,240,710           852,676          2,783,434        2,429,064
                                                                 ----------        ----------        -----------       ----------
     End of period..........................................     $  637,024        $1,240,710        $ 1,389,146       $2,783,434
                                                                 ==========        ==========        ===========       ==========






                                                                                                              VAN KAMPEN
                                                                            VAN ECK                               UIF
                                                                           WORLDWIDE                       EMERGING MARKETS
                                                                          HARD ASSETS                       EQUITY--CLASS I
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $   (226,238)      $  (238,928)     $   (206,258)      $  (170,482)
     Net realized gain (loss) on investments................       1,224,890         1,899,567         1,883,099         2,397,775
     Realized gain distribution received....................       3,436,696         2,294,277         4,697,960         2,252,297
     Change in unrealized appreciation (depreciation) on
       investments..........................................     (15,896,804)        3,380,714       (18,543,479)        2,033,039
                                                                ------------       -----------      ------------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................     (11,461,456)        7,335,630       (12,168,678)        6,512,629
                                                                ------------       -----------      ------------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................         856,726           933,628           523,020           787,950
     Policyowners' surrenders...............................      (2,979,375)       (2,773,340)       (1,947,291)       (2,067,868)
     Policyowners' annuity and death benefits...............         (61,932)          (69,948)          (42,814)          (13,365)
     Net transfers from (to) Fixed Account..................        (474,863)          (43,758)         (263,947)          (40,632)
     Transfers between Investment Divisions.................       1,970,028         2,182,086          (407,624)          296,014
                                                                ------------       -----------      ------------       -----------
       Net contributions and (withdrawals)..................        (689,416)          228,668        (2,138,656)       (1,037,901)
                                                                ------------       -----------      ------------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           9,232           (21,807)           23,122           (23,726)
                                                                ------------       -----------      ------------       -----------
          Increase (decrease) in net assets.................     (12,141,640)        7,542,491       (14,284,212)        5,451,002

NET ASSETS:
     Beginning of period....................................      24,112,760        16,570,269        22,758,909        17,307,907
                                                                ------------       -----------      ------------       -----------
     End of period..........................................    $ 11,971,120       $24,112,760      $  8,474,697       $22,758,909
                                                                ============       ===========      ============       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                     NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                                                          TAX-QUALIFIED POLICIES









                 ROYCE
               SMALL-CAP                   T. ROWE PRICE
              PORTFOLIO--                  EQUITY INCOME
            INVESTMENT CLASS                 PORTFOLIO
     ----------------------------- -----------------------------
          2008           2007           2008           2007
     -----------------------------------------------------------



       $  (10,396)    $  (23,213)   $    179,029    $   103,060
          (87,527)        55,445         301,111      1,175,008
          165,053         80,505         581,753      1,462,492

         (709,272)      (174,584)     (8,873,673)    (2,203,730)
       ----------     ----------    ------------    -----------

         (642,142)       (61,847)     (7,811,780)       536,830
       ----------     ----------    ------------    -----------

          137,232        144,832         783,718      1,427,909
         (241,813)      (212,692)     (2,543,919)    (3,974,496)
               --             --        (100,207)       (75,233)
          (71,588)        (5,403)       (594,233)       (79,168)
          650,100        187,418      (1,437,128)       705,248
       ----------     ----------    ------------    -----------
          473,931        114,155      (3,891,769)    (1,995,740)
       ----------     ----------    ------------    -----------


              692            164          15,463         (2,288)
       ----------     ----------    ------------    -----------
         (167,519)        52,472     (11,688,086)    (1,461,198)


        1,761,468      1,708,996      23,935,967     25,397,165
       ----------     ----------    ------------    -----------
       $1,593,949     $1,761,468    $ 12,247,881    $23,935,967
       ==========     ==========    ============    ===========






              VICTORY VIF
              DIVERSIFIED
                STOCK--
             CLASS A SHARES
     -----------------------------
          2008           2007
     -----------------------------



       $   (7,253)    $  (10,134)
          (19,714)        59,071
          216,028        126,374

         (815,004)       (48,426)
       ----------     ----------

         (625,943)       126,885
       ----------     ----------

          106,308         82,939
         (194,941)      (159,463)
               --             --
          (83,486)           974
          265,660         91,714
       ----------     ----------
           93,541         16,164
       ----------     ----------


            1,025           (382)
       ----------     ----------
         (531,377)       142,667


        1,588,423      1,445,756
       ----------     ----------
       $1,057,046     $1,588,423
       ==========     ==========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1--Organization and Accounting Policies:

--------------------------------------------------------------------------------

NYLIAC Variable Annuity Separate Account-I ("Separate Account-I") and NYLIAC Variable Annuity Separate Account-II ("Separate Account-II") were established on October 5, 1992, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. These accounts were established to receive and invest premium payments under Non-Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (Separate Account-I) and Tax-Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (Separate Account-II) issued by NYLIAC. Separate Account-I policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. Separate Account-II policies are designed to establish retirement benefits for individuals who participate in tax-qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities LLC. NYLIFE Securities LLC is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. Separate Account-I and Separate Account-II are registered under the Investment Company Act of 1940, as amended, as unit investment trusts. Sales of these policies were discontinued effective May 10, 2002.

     The assets of Separate Account-I and Separate Account-II, which are currently all in the accumulation phase, are invested in shares of eligible portfolios of the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Columbia Funds Variable Insurance Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc. and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

     New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several subadvisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, Institutional Capital LLC, a wholly-owned subsidiary of NYLIM Holdings, Lord, Abbett & Company LLC and Winslow Capital Management Inc., to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc. Effective January 2, 2009, Madison Square Advisors LLC ("MSI") was added as a subadviser. The firm was established in January 2009 as an independent investment adviser and previously operated as an investment management division of NYLIM. MSI is a wholly-owned subsidiary of NYLIM Holdings LLC.

     The following Investment Divisions, with their respective fund portfolios, are available in Separate Account-I and Separate Account-II:

MainStay VP Balanced--Service Class
MainStay VP Bond--Initial Class
MainStay VP Capital Appreciation--Initial Class
MainStay VP Cash Management
MainStay VP Common Stock--Initial Class
MainStay VP Conservative Allocation--Service Class
MainStay VP Convertible--Initial Class
MainStay VP Developing Growth--Initial Class
MainStay VP Floating Rate--Service Class
MainStay VP Government--Initial Class
MainStay VP Growth Allocation--Service Class
MainStay VP High Yield Corporate Bond--Initial Class
MainStay VP ICAP Select Equity--Initial Class(1)
MainStay VP International Equity--Initial Class
MainStay VP Large Cap Growth--Initial Class
MainStay VP Mid Cap Core--Initial Class
MainStay VP Mid Cap Growth--Initial Class
MainStay VP Mid Cap Value--Initial Class
MainStay VP Moderate Allocation--Service Class
MainStay VP Moderate Growth Allocation--
Service Class
MainStay VP S&P 500 Index--Initial Class
MainStay VP Small Cap Growth--Initial Class

MainStay VP Total Return--Initial Class
Alger American SmallCap Growth--Class O Shares(2)
CVS Calvert Social Balanced Portfolio
Columbia Small Cap Value Fund, Variable Series-- Class B
Dreyfus IP Technology Growth--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional  Shares
MFS(R) Investors Trust Series--Initial Class
MFS(R) Research Series--Initial Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid-Cap Growth Portfolio-- Class S
Royce Micro-Cap Portfolio--Investment Class
Royce Small-Cap Portfolio--Investment Class
T. Rowe Price Equity Income Portfolio
Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class I
Victory VIF Diversified Stock--Class A Shares

-------

(1) The MainStay VP Value--Initial Class portfolio merged with and into the MainStay VP ICAP Select Equity--Initial Class portfolio on May 16, 2008.

(2) New allocations to Alger American SmallCap Growth--Class O Shares investment division will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007 (formerly known as Alger American Small Capitalization).

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------

     Initial premium payments were allocated to the MainStay VP Cash Management Investment Division until 15 days after the policy issue date. Subsequent premium payments are allocated to the Investment Divisions of Separate Account-I or Separate Account-II and the Fixed Account at the close of the business day they are received, in accordance with the policyowner's instructions. In addition, the policyowner has the option to transfer amounts between the Investment Divisions of Separate Account-I or Separate Account-II and the Fixed Account of NYLIAC, subject to certain restrictions.

     No Federal income tax is payable on investment income or capital gains of Separate Account-I or Separate Account-II under current Federal income tax law.

     Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

     Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

     Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

     In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a consistent framework for measuring fair value, establishes a three-level fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements. The Company adopted SFAS 157 on January 1, 2008 and applied the provisions prospectively to financial assets that are required to be measured at fair value under existing U.S. GAAP. The adoption resulted in additional disclosures as required by the pronouncement but no change in our fair value calculation methodologies. Accordingly, the adoption had no impact on our financial condition or results of operations.

     SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. SFAS 157 also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

          Level 1 - Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

          Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.

          Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

     The fair values of all the investments in the respective Fund Portfolios listed above, are at net asset values and the investments are considered actively traded and fall within Level 1.

     The amounts shown as net receivable (payable) to NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners' instructions on the first business day subsequent to the close of the period presented.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):

--------------------------------------------------------------------------------

At December 31, 2008, the investments of Separate Account-I and Separate Account-II are as follows:





                                                                                    MAINSTAY VP
                                               MAINSTAY VP         MAINSTAY VP        CAPITAL
                                               BALANCED--            BOND--       APPRECIATION--
                                              SERVICE CLASS       INITIAL CLASS    INITIAL CLASS
                                          ------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Number of shares........................            394                1,211            2,440
Identified cost.........................         $4,346              $16,512         $ 79,704
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Number of shares........................            509                1,454            3,607
Identified cost.........................         $5,534              $19,846         $113,788







                                               MAINSTAY VP         MAINSTAY VP      MAINSTAY VP
                                                 GROWTH            HIGH YIELD       ICAP SELECT
                                              ALLOCATION--      CORPORATE BOND--     EQUITY--
                                              SERVICE CLASS       INITIAL CLASS    INITIAL CLASS
                                          ------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Number of shares........................            360                7,620            2,600
Identified cost.........................         $3,991              $71,474          $35,643
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Number of shares........................            528                7,229            3,494
Identified cost.........................         $5,820              $64,729          $47,992



Investment activity for the year ended December 31, 2008 was as follows:





                                                                                    MAINSTAY VP
                                               MAINSTAY VP         MAINSTAY VP        CAPITAL
                                               BALANCED--            BOND--       APPRECIATION--
                                              SERVICE CLASS       INITIAL CLASS    INITIAL CLASS
                                          ------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Purchases...............................         $  113              $2,559           $   382
Proceeds from sales.....................          1,520               5,677            14,325
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Purchases...............................         $  304              $3,450           $   615
Proceeds from sales.....................          2,006               6,076            16,757







                                               MAINSTAY VP         MAINSTAY VP      MAINSTAY VP
                                                 GROWTH            HIGH YIELD       ICAP SELECT
                                              ALLOCATION--      CORPORATE BOND--     EQUITY--
                                              SERVICE CLASS       INITIAL CLASS    INITIAL CLASS
                                          ------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Purchases...............................         $  922              $ 7,170          $34,347
Proceeds from sales.....................          1,024               26,957            5,949
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Purchases...............................         $2,132              $ 6,514          $44,858
Proceeds from sales.....................          1,395               20,414            6,555

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------








                      MAINSTAY VP      MAINSTAY VP                        MAINSTAY VP     MAINSTAY VP
       MAINSTAY VP      COMMON        CONSERVATIVE        MAINSTAY VP     DEVELOPING       FLOATING        MAINSTAY VP
          CASH          STOCK--       ALLOCATION--       CONVERTIBLE--     GROWTH--         RATE--        GOVERNMENT--
       MANAGEMENT    INITIAL CLASS    SERVICE CLASS      INITIAL CLASS   INITIAL CLASS   SERVICE CLASS    INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------


          25,935          2,132             718               1,046            167             426             1,872
         $25,936        $45,785          $7,765             $11,164         $1,678          $4,112           $20,609

          32,052          3,006             691               1,200            321             521             1,923
         $32,052        $65,775          $7,316             $12,678         $3,087          $4,998           $21,117







       MAINSTAY VP
        INTERNA-                                                                                           MAINSTAY VP
         TIONAL       MAINSTAY VP      MAINSTAY VP        MAINSTAY VP     MAINSTAY VP     MAINSTAY VP       MODERATE
        EQUITY--       LARGE CAP         MID CAP            MID CAP         MID CAP        MODERATE          GROWTH
         INITIAL       GROWTH--          CORE--            GROWTH--         VALUE--      ALLOCATION--     ALLOCATION--
          CLASS      INITIAL CLASS    INITIAL CLASS      INITIAL CLASS   INITIAL CLASS   SERVICE CLASS    SERVICE CLASS
      ------------------------------------------------------------------------------------------------------------------


             925           276              451                 535             793             709              793
         $13,826        $3,420           $5,973             $ 6,918         $ 8,896         $ 7,735          $ 8,783

           1,242           518              656                 804           1,131           1,250            1,310
         $18,338        $5,996           $8,674             $10,189         $12,730         $13,522          $14,115









                      MAINSTAY VP      MAINSTAY VP                        MAINSTAY VP     MAINSTAY VP
       MAINSTAY VP      COMMON        CONSERVATIVE        MAINSTAY VP     DEVELOPING       FLOATING        MAINSTAY VP
          CASH          STOCK--       ALLOCATION--       CONVERTIBLE--     GROWTH--         RATE--        GOVERNMENT--
       MANAGEMENT    INITIAL CLASS    SERVICE CLASS      INITIAL CLASS   INITIAL CLASS   SERVICE CLASS    INITIAL CLASS
      ------------------------------------------------------------------------------------------------------------------


         $20,162        $ 5,542          $3,874             $2,611          $  518          $  475           $6,356
          11,698          8,819           2,490              3,281             872           4,273            4,994

         $21,799        $ 7,760          $4,252             $3,067          $1,017          $  986           $5,685
          12,128         11,191           1,945              3,194             758           3,491            4,020







       MAINSTAY VP
        INTERNA-                                                                                           MAINSTAY VP
         TIONAL       MAINSTAY VP      MAINSTAY VP        MAINSTAY VP     MAINSTAY VP     MAINSTAY VP       MODERATE
        EQUITY--       LARGE CAP         MID CAP            MID CAP         MID CAP        MODERATE          GROWTH
         INITIAL       GROWTH--          CORE--            GROWTH--         VALUE--      ALLOCATION--     ALLOCATION--
          CLASS      INITIAL CLASS    INITIAL CLASS      INITIAL CLASS   INITIAL CLASS   SERVICE CLASS    SERVICE CLASS
      ------------------------------------------------------------------------------------------------------------------


         $2,226         $  808           $  737             $1,043          $1,335          $2,920           $2,651
          4,396          1,093            1,734              2,974           3,228           1,832            2,056

         $3,091         $1,155           $1,216             $1,293          $1,871          $5,020           $3,782
          4,324          1,053            2,524              3,201           3,580           3,292            1,625

--------------------------------------------------------------------------------








                                               MAINSTAY VP         MAINSTAY VP      MAINSTAY VP
                                                 S&P 500            SMALL CAP          TOTAL
                                                 INDEX--            GROWTH--         RETURN--
                                              INITIAL CLASS       INITIAL CLASS    INITIAL CLASS
                                          ------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Number of shares........................           2,554                342             3,480
Identified cost.........................         $67,151             $3,041           $57,692
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Number of shares........................           3,734                457             4,070
Identified cost.........................         $96,746             $4,130           $70,219





                                                                                    JANUS ASPEN
                                                                   JANUS ASPEN        SERIES
                                               FIDELITY(R)           SERIES          WORLDWIDE
                                                   VIP             BALANCED--        GROWTH--
                                                MID CAP--         INSTITUTIONAL    INSTITUTIONAL
                                             SERVICE CLASS 2         SHARES           SHARES
                                          ------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Number of shares........................             230               1,007              599
Identified cost.........................         $ 7,204             $24,154          $22,630
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Number of shares........................             432               1,883              968
Identified cost.........................         $13,446             $45,780          $38,264









                                               MAINSTAY VP         MAINSTAY VP      MAINSTAY VP
                                                 S&P 500            SMALL CAP          TOTAL
                                                 INDEX--            GROWTH--         RETURN--
                                              INITIAL CLASS       INITIAL CLASS    INITIAL CLASS
                                          ------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Purchases...............................         $ 1,904             $  610           $ 8,070
Proceeds from sales.....................          18,040                777            13,650
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Purchases...............................         $ 2,440             $  918           $ 9,393
Proceeds from sales.....................          20,850              1,140            14,434





                                                                                    JANUS ASPEN
                                                                   JANUS ASPEN        SERIES
                                               FIDELITY(R)           SERIES          WORLDWIDE
                                                   VIP             BALANCED--        GROWTH--
                                                MID CAP--         INSTITUTIONAL    INSTITUTIONAL
                                             SERVICE CLASS 2         SHARES           SHARES
                                          ------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Purchases...............................         $1,547              $ 3,364          $  321
Proceeds from sales.....................          2,104                6,874           4,651
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Purchases...............................         $3,023              $ 6,097          $  704
Proceeds from sales.....................          2,839               10,119           5,834

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------






                                                             COLUMBIA
                           ALGER             CVS             SMALL CAP                      FIDELITY(R)
                         AMERICAN          CALVERT          VALUE FUND,     DREYFUS IP          VIP          FIDELITY(R)
        MAINSTAY VP      SMALLCAP          SOCIAL            VARIABLE       TECHNOLOGY        CONTRA-            VIP
          VALUE--        GROWTH--         BALANCED           SERIES--        GROWTH--        FUND(R)--     EQUITY-INCOME--
       INITIAL CLASS  CLASS O SHARES      PORTFOLIO           CLASS B     INITIAL SHARES   INITIAL CLASS    INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------


            --               226              797                 92              70            1,651              771
            --            $4,634           $1,443             $1,659          $  681          $42,920          $17,640

            --               367            2,191                115             178            2,745            1,060
            --            $7,746           $3,847             $2,099          $1,616          $71,205          $24,313





                                                             NEUBERGER
                                                              BERMAN           ROYCE           ROYCE           T. ROWE
          MFS(R)          MFS(R)           MFS(R)           AMT MID-CAP      MICRO-CAP       SMALL-CAP          PRICE
         INVESTORS       RESEARCH         UTILITIES           GROWTH        PORTFOLIO--     PORTFOLIO--        EQUITY
      TRUST SERIES--     SERIES--         SERIES--          PORTFOLIO--     INVESTMENT      INVESTMENT         INCOME
       INITIAL CLASS   INITIAL CLASS    SERVICE CLASS         CLASS S          CLASS           CLASS          PORTFOLIO
      --------------------------------------------------------------------------------------------------------------------


              41              52               640               37              199             149               515
          $  750          $  835           $18,001             $948           $2,448          $1,480           $11,639

              62              99               971               40              231             248               855
          $1,098          $1,424           $26,649             $987           $2,819          $2,389           $19,053







                                                             COLUMBIA
                           ALGER             CVS             SMALL CAP                      FIDELITY(R)
                         AMERICAN          CALVERT          VALUE FUND,     DREYFUS IP          VIP          FIDELITY(R)
        MAINSTAY VP      SMALLCAP          SOCIAL            VARIABLE       TECHNOLOGY        CONTRA-            VIP
          VALUE--        GROWTH--         BALANCED           SERIES--        GROWTH--        FUND(R)--     EQUITY-INCOME--
       INITIAL CLASS  CLASS O SHARES      PORTFOLIO           CLASS B     INITIAL SHARES   INITIAL CLASS    INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------


          $ 5,395         $  218            $134               $500            $212           $ 2,239          $  558
           36,124          2,222             431                562             547             9,195           4,484

          $ 7,081         $  320            $371               $575            $335           $ 3,634          $  890
           46,647          2,621             713                715             617            11,945           5,314





                                                             NEUBERGER
                                                              BERMAN           ROYCE           ROYCE           T. ROWE
          MFS(R)          MFS(R)           MFS(R)           AMT MID-CAP      MICRO-CAP       SMALL-CAP          PRICE
         INVESTORS       RESEARCH         UTILITIES           GROWTH        PORTFOLIO--     PORTFOLIO--        EQUITY
      TRUST SERIES--     SERIES--         SERIES--          PORTFOLIO--     INVESTMENT      INVESTMENT         INCOME
       INITIAL CLASS   INITIAL CLASS    SERVICE CLASS         CLASS S          CLASS           CLASS          PORTFOLIO
      --------------------------------------------------------------------------------------------------------------------


           $152            $197            $5,289              $207            $589           $  592           $  860
            258             633             5,113               328             598              540            3,837

           $184            $111            $7,715              $313            $714           $1,170           $1,604
            304             420             5,952               411             711              548            4,791

--------------------------------------------------------------------------------






                                                                   VAN KAMPEN
                                                                       UIF
                                                                    EMERGING        VICTORY VIF
                                                 VAN ECK             MARKETS        DIVERSIFIED
                                                WORLDWIDE           EQUITY--          STOCK--
                                               HARD ASSETS           CLASS I      CLASS A SHARES
                                          ------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Number of shares........................             465                 759              79
Identified cost.........................         $15,286             $12,522          $  967
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Number of shares........................             639               1,108             152
Identified cost.........................         $20,645             $17,167          $1,755







                                                                   VAN KAMPEN
                                                                       UIF
                                                                    EMERGING        VICTORY VIF
                                                 VAN ECK             MARKETS        DIVERSIFIED
                                                WORLDWIDE           EQUITY--          STOCK--
                                               HARD ASSETS           CLASS I      CLASS A SHARES
                                          ------------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Purchases...............................         $6,827              $4,489            $325
Proceeds from sales.....................          5,584               3,878             536
SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Purchases...............................         $7,706              $5,752            $698
Proceeds from sales.....................          5,216               3,434             398

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 3--Expenses and Related Party Transactions:

--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders. This charge is 7% during the first three policy years and declines 1% per year for each additional policy year, until the ninth policy year, after which no charge is made. Surrender charges are paid to NYLIAC. This charge is shown with policyowners' surrenders in the accompanying statements of changes in net assets.

     NYLIAC also deducts an annual policy service charge from the policy's Accumulation Value on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the Accumulation Value is less than $10,000. This charge is the lesser of $30 or 2% of the accumulation value. This charge is shown as a reduction to payments received from policyowners in the accompanying statements of changes in net assets.

     Separate Account-I and Separate Account-II are charged for mortality and expense risks assumed and administrative services provided by NYLIAC. These charges are made daily at an annual rate of 1.20% and .10%, respectively, of the daily average variable accumulation value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed on the accompanying statement of operations.

NOTE 4--Distribution of Net Income:

--------------------------------------------------------------------------------

Separate Account-I and Separate Account-II do not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):

--------------------------------------------------------------------------------

T
he changes in units outstanding for the years ended December 31, 2008 and 2007 were as follows:






                                             MAINSTAY VP           MAINSTAY VP
                                             BALANCED--              BOND--
                                            SERVICE CLASS         INITIAL CLASS
                                         ------------------    ------------------
                                           2008       2007       2008       2007
                                         ----------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Units issued..........................        3         98         50         36
Units redeemed........................     (133)      (116)      (245)      (253)
                                           ----       ----       ----       ----
  Net increase (decrease).............     (130)       (18)      (195)      (217)
                                           ====       ====       ====       ====

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................       21         86        105         72
Units redeemed........................     (175)      (109)      (280)      (233)
                                           ----       ----       ----       ----
  Net increase (decrease).............     (154)       (23)      (175)      (161)
                                           ====       ====       ====       ====








                                             MAINSTAY VP
                                             DEVELOPING            MAINSTAY VP
                                              GROWTH--           FLOATING RATE--
                                            INITIAL CLASS         SERVICE CLASS
                                         ------------------    ------------------
                                           2008       2007       2008       2007
                                         ----------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Units issued..........................       3          4           8        220
Units redeemed........................     (55)       (23)       (407)      (246)
                                           ---        ---        ----       ----
  Net increase (decrease).............     (52)       (19)       (399)       (26)
                                           ===        ===        ====       ====

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................      10         17          28        257
Units redeemed........................     (39)       (31)       (295)      (133)
                                           ---        ---        ----       ----
  Net increase (decrease).............     (29)       (14)       (267)       124
                                           ===        ===        ====       ====


                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------








          MAINSTAY VP                                 MAINSTAY VP           MAINSTAY VP
            CAPITAL             MAINSTAY VP             COMMON             CONSERVATIVE           MAINSTAY VP
        APPRECIATION--             CASH                 STOCK--            ALLOCATION--          CONVERTIBLE--
         INITIAL CLASS          MANAGEMENT           INITIAL CLASS         SERVICE CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007       2008       2007
      ----------------------------------------------------------------------------------------------------------


          24          31     15,485      8,046        10         19        303       385          30         19
        (639)       (900)    (9,788)    (6,790)     (307)      (359)      (175)      (81)       (149)      (172)
        ----      ------    -------     ------      ----       ----       ----       ---        ----       ----
        (615)       (869)     5,697      1,256      (297)      (340)       128       304        (119)      (153)
        ====      ======    =======     ======      ====       ====       ====       ===        ====       ====


         137         163     16,521      8,241        58         69        399       262          52         30
        (837)     (1,097)   (10,027)    (6,134)     (425)      (426)      (177)      (42)       (147)      (133)
        ----      ------    -------     ------      ----       ----       ----       ---        ----       ----
        (700)       (934)     6,494      2,107      (367)      (357)       222       220         (95)      (103)
        ====      ======    =======     ======      ====       ====       ====       ===        ====       ====








                                MAINSTAY VP           MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
          MAINSTAY VP             GROWTH              HIGH YIELD            ICAP SELECT            INCOME &
         GOVERNMENT--          ALLOCATION--        CORPORATE BOND--          EQUITY--              GROWTH--
         INITIAL CLASS         SERVICE CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007       2008       2007
      ----------------------------------------------------------------------------------------------------------


         307         25        50        213           39       103      2,188       419         --           8
        (253)      (252)      (75)       (33)      (1,069)     (976)      (390)      (43)        --        (356)
        ----       ----       ---        ---       ------      ----      -----       ---         --        ----
          54       (227)      (25)       180       (1,030)     (873)     1,798       376         --        (348)
        ====       ====       ===        ===       ======      ====      =====       ===         ==        ====


         294         29       125        204           84       126      2,872       470         --           9
        (224)      (212)      (71)       (38)        (856)     (630)      (462)      (77)        --        (427)
        ----       ----       ---        ---       ------      ----      -----       ---         --        ----
          70       (183)       54        166         (772)     (504)     2,410       393         --        (418)
        ====       ====       ===        ===       ======      ====      =====       ===         ==        ====


--------------------------------------------------------------------------------








                                             MAINSTAY VP
                                            INTERNATIONAL          MAINSTAY VP
                                              EQUITY--         LARGE CAP GROWTH--
                                            INITIAL CLASS         INITIAL CLASS
                                         ------------------    ------------------
                                           2008       2007       2008       2007
                                         ----------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Units issued..........................        8         61        36          8
Units redeemed........................     (187)      (118)      (57)       (93)
                                           ----       ----       ---        ---
  Net increase (decrease).............     (179)       (57)      (21)       (85)
                                           ====       ====       ===        ===

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................       38        118        73         23
Units redeemed........................     (193)      (143)      (63)       (79)
                                           ----       ----       ---        ---
  Net increase (decrease).............     (155)       (25)       10        (56)
                                           ====       ====       ===        ===









                                             MAINSTAY VP           MAINSTAY VP
                                         SMALL CAP GROWTH--      TOTAL RETURN--
                                            INITIAL CLASS         INITIAL CLASS
                                         ------------------    ------------------
                                           2008       2007       2008       2007
                                         ----------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Units issued..........................        3          7         18         21
Units redeemed........................      (68)      (124)      (571)      (593)
                                           ----       ----       ----       ----
  Net increase (decrease).............      (65)      (117)      (553)      (572)
                                           ====       ====       ====       ====

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................       23         20         62         91
Units redeemed........................     (106)      (150)      (642)      (641)
                                           ----       ----       ----       ----
  Net increase (decrease).............      (83)      (130)      (580)      (550)
                                           ====       ====       ====       ====


                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------






                                                                                                  MAINSTAY VP
          MAINSTAY VP           MAINSTAY VP           MAINSTAY VP           MAINSTAY VP            MODERATE
            MID CAP               MID CAP               MID CAP              MODERATE               GROWTH
            CORE--               GROWTH--               VALUE--            ALLOCATION--          ALLOCATION--
         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         SERVICE CLASS         SERVICE CLASS
      ------------------    ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007       2008       2007
      ----------------------------------------------------------------------------------------------------------


           6          9         10         13          8         28        242       343         152        377
        (101)       (82)      (190)      (209)      (246)      (205)      (144)      (65)       (121)       (36)
        ----       ----       ----       ----       ----       ----       ----       ---        ----       ----
         (95)       (73)      (180)      (196)      (238)      (177)        98       278          31        341
        ====       ====       ====       ====       ====       ====       ====       ===        ====       ====


          22         61         35         41         45         54        480       559         321        459
        (154)      (102)      (231)      (196)      (303)      (218)      (321)      (70)       (140)      (117)
        ----       ----       ----       ----       ----       ----       ----       ---        ----       ----
        (132)       (41)      (196)      (155)      (258)      (164)       159       489         181        342
        ====       ====       ====       ====       ====       ====       ====       ===        ====       ====


          MAINSTAY VP
            S&P 500
            INDEX--
         INITIAL CLASS
      ------------------
        2008       2007
      ------------------


          31         42
        (590)      (679)
        ----       ----
        (559)      (637)
        ====       ====

         109        131
        (760)      (864)
        ----       ----
        (651)      (733)
        ====       ====







                                   ALGER
                                 AMERICAN             CVS CALVERT            COLUMBIA
          MAINSTAY VP            SMALLCAP               SOCIAL            SMALL CAP VALUE
            VALUE--              GROWTH--              BALANCED           FUND, VARIABLE
         INITIAL CLASS        CLASS O SHARES           PORTFOLIO          SERIES--CLASS B
      ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007
      ------------------------------------------------------------------------------------


            4        26          5          7         1          2          5          5
       (1,440)     (355)      (164)      (153)      (19)       (23)       (26)       (36)
       ------      ----       ----       ----       ---        ---        ---        ---
       (1,436)     (329)      (159)      (146)      (18)       (21)       (21)       (31)
       ======      ====       ====       ====       ===        ===        ===        ===


           21        57         26         41         8         10          9         15
       (1,868)     (382)      (208)      (217)      (31)       (49)       (40)       (36)
       ------      ----       ----       ----       ---        ---        ---        ---
       (1,847)     (325)      (182)      (176)      (23)       (39)       (31)       (21)
       ======      ====       ====       ====       ===        ===        ===        ===


--------------------------------------------------------------------------------








                                             DREYFUS IP            FIDELITY(R)
                                             TECHNOLOGY                VIP
                                              GROWTH--           CONTRAFUND(R)--
                                           INITIAL SHARES         INITIAL CLASS
                                         ------------------    ------------------
                                           2008       2007       2008       2007
                                         ----------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Units issued..........................       3          9          23         47
Units redeemed........................     (39)       (10)       (345)      (363)
                                           ---        ---        ----       ----
  Net increase (decrease).............     (36)        (1)       (322)      (316)
                                           ===        ===        ====       ====

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................      10         12          98        118
Units redeemed........................     (43)       (34)       (505)      (535)
                                           ---        ---        ----       ----
  Net increase (decrease).............     (33)       (22)       (407)      (417)
                                           ===        ===        ====       ====







                                               MFS(R)
                                              INVESTORS              MFS(R)
                                                TRUST               RESEARCH
                                              SERIES--              SERIES--
                                            INITIAL CLASS         INITIAL CLASS
                                         ------------------    ------------------
                                           2008       2007       2008       2007
                                         ----------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Units issued..........................       1          7          1          1
Units redeemed........................     (17)       (26)       (39)       (26)
                                           ---        ---        ---        ---
  Net increase (decrease).............     (16)       (19)       (38)       (25)
                                           ===        ===        ===        ===

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................       4         12          4          7
Units redeemed........................     (21)       (47)       (30)       (36)
                                           ---        ---        ---        ---
  Net increase (decrease).............     (17)       (35)       (26)       (29)
                                           ===        ===        ===        ===


                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



--------------------------------------------------------------------------------







                                                      JANUS ASPEN           JANUS ASPEN
          FIDELITY(R)           FIDELITY(R)             SERIES                SERIES
              VIP                   VIP               BALANCED--        WORLDWIDE GROWTH--
        EQUITY-INCOME--          MID CAP--           INSTITUTIONAL         INSTITUTIONAL
         INITIAL CLASS        SERVICE CLASS 2           SHARES                SHARES
      ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007
      ------------------------------------------------------------------------------------


          11         26          8         16         16         33         17         26
        (227)      (215)      (106)       (74)      (261)      (305)      (273)      (275)
        ----       ----       ----       ----       ----       ----       ----       ----
        (216)      (189)       (98)       (58)      (245)      (272)      (256)      (249)
        ====       ====       ====       ====       ====       ====       ====       ====


          53         76         47         49         84        108         69         74
        (307)      (237)      (153)      (120)      (439)      (508)      (371)      (459)
        ----       ----       ----       ----       ----       ----       ----       ----
        (254)      (161)      (106)       (71)      (355)      (400)      (302)      (385)
        ====       ====       ====       ====       ====       ====       ====       ====







                                 NEUBERGER
            MFS(R)                BERMAN                 ROYCE                 ROYCE
           UTILITIES            AMT MID-CAP            MICRO-CAP             SMALL-CAP
           SERIES--         GROWTH PORTFOLIO--        PORTFOLIO--           PORTFOLIO--
         SERVICE CLASS            CLASS S          INVESTMENT CLASS      INVESTMENT CLASS
      ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007
      ------------------------------------------------------------------------------------


          30        298         2         30          6         58         11         25
        (192)       (91)      (11)        (3)       (24)       (16)       (15)       (24)
        ----       ----       ---        ---        ---        ---        ---        ---
        (162)       207        (9)        27        (18)        42         (4)         1
        ====       ====       ===        ===        ===        ===        ===        ===


          72        417         9         25         13         64         64         26
        (218)      (183)      (14)       (13)       (34)       (44)       (28)       (17)
        ----       ----       ---        ---        ---        ---        ---        ---
        (146)       234        (5)        12        (21)        20         36          9
        ====       ====       ===        ===        ===        ===        ===        ===


--------------------------------------------------------------------------------








                                                                     VAN ECK
                                            T. ROWE PRICE           WORLDWIDE
                                            EQUITY INCOME             HARD
                                              PORTFOLIO              ASSETS
                                         ------------------    ------------------
                                           2008       2007       2008       2007
                                         ----------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Units issued..........................       12         36        15         78
Units redeemed........................     (247)      (181)      (78)       (58)
                                           ----       ----       ---        ---
  Net increase (decrease).............     (235)      (145)      (63)        20
                                           ====       ====       ===        ===

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................       52        118        58         92
Units redeemed........................     (313)      (235)      (97)       (84)
                                           ----       ----       ---        ---
  Net increase (decrease).............     (261)      (117)      (39)         8
                                           ====       ====       ===        ===






                                             VAN KAMPEN              VICTORY
                                                 UIF                   VIF
                                              EMERGING             DIVERSIFIED
                                               MARKETS               STOCK--
                                              EQUITY--               CLASS A
                                               CLASS I               SHARES
                                         ------------------    ------------------
                                           2008       2007       2008       2007
                                         ----------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
  POLICIES)
Units issued..........................        7        56          9         16
Units redeemed........................     (128)      (70)       (32)       (20)
                                           ----       ---        ---        ---
  Net increase (decrease).............     (121)      (14)       (23)        (4)
                                           ====       ===        ===        ===

SEPARATE ACCOUNT-II (TAX-QUALIFIED
  POLICIES)
Units issued..........................       23        40         31         13
Units redeemed........................     (115)      (80)       (22)       (11)
                                           ----       ---        ---        ---
  Net increase (decrease).............      (92)      (40)         9          2
                                           ====       ===        ===        ===


                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES



                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):

--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2008, 2007, 2006, 2005 and 2004.





                                                   MAINSTAY VP
                                                   BALANCED--
                                                  SERVICE CLASS
                                     --------------------------------------
                                       2008      2007      2006      2005
                                     --------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $ 3,193   $5,814    $5,952    $4,021
Units Outstanding..................       374      504       522       384
Variable Accumulation Unit Value...   $  8.54   $11.55    $11.41    $10.47
Total Return.......................    (26.0%)    1.2%      9.0%      4.7%
Investment Income Ratio............        --     1.9%      2.0%      1.9%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $ 4,121   $7,342    $7,536    $5,541
Units Outstanding..................       482      636       659       529
Variable Accumulation Unit Value...   $  8.54   $11.55    $11.41    $10.47
Total Return.......................    (26.0%)    1.2%      9.0%      4.7%
Investment Income Ratio............        --     1.9%      1.9%      1.9%







                                                        MAINSTAY VP
                                                      CASH MANAGEMENT
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $25,777   $17,455   $15,147   $16,122   $18,816
Units Outstanding..................    17,809    12,112    10,856    11,934    14,156
Variable Accumulation Unit Value...   $  1.46   $  1.44   $  1.39   $  1.35   $  1.33
Total Return.......................      0.9%      3.5%      3.3%      1.6%     (0.5%)
Investment Income Ratio............      2.1%      4.7%      4.5%      2.9%      0.8%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $31,702   $22,380   $18,695   $19,638   $23,988
Units Outstanding..................    22,009    15,515    13,408    14,418    18,047
Variable Accumulation Unit Value...   $  1.46   $  1.44   $  1.39   $  1.35   $  1.33
Total Return.......................      0.9%      3.5%      3.2%      1.6%     (0.5%)
Investment Income Ratio............      2.1%      4.7%      4.5%      2.9%      0.8%







                                                        MAINSTAY VP
                                                       CONVERTIBLE--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $ 7,622   $14,516   $15,911   $17,837   $21,042
Units Outstanding..................       513       632       785       961     1,191
Variable Accumulation Unit Value...   $ 14.88   $ 22.98   $ 20.27   $ 18.60   $ 17.67
Total Return.......................    (35.3%)    13.4%      9.0%      5.2%      4.7%
Investment Income Ratio............      2.1%      2.1%      2.2%      1.5%      1.7%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $ 8,744   $15,694   $15,913   $16,613   $17,987
Units Outstanding..................       589       684       787       896     1,020
Variable Accumulation Unit Value...   $ 14.84   $ 22.92   $ 20.22   $ 18.55   $ 17.63
Total Return.......................    (35.3%)    13.4%      9.0%      5.2%      4.7%
Investment Income Ratio............      2.0%      2.2%      2.3%      1.5%      1.9%



Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.
Charges and fees levied by NYLIAC are disclosed in Note 3.
Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.
During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES




--------------------------------------------------------------------------------








                         MAINSTAY VP                                       MAINSTAY VP
                           BOND--                                    CAPITAL APPRECIATION--
                        INITIAL CLASS                                     INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      --------------------------------------------------------------------------------------------------


       $16,721   $19,942   $22,809   $27,930   $32,655   $40,225  $ 82,778  $ 95,153  $115,793  $139,443
           879     1,074     1,291     1,633     1,924     2,553     3,168     4,037     5,068     6,529
       $ 19.02   $ 18.57   $ 17.67   $ 17.12   $ 16.97   $ 15.77  $  26.14  $  23.56  $  22.85  $  21.36
          2.4%      5.1%      3.2%      0.9%      2.7%    (39.7%)    10.9%      3.1%      7.0%      2.8%
          4.0%      3.5%      1.1%      3.0%      3.2%      0.5%      0.1%      0.3%        --      0.2%


       $20,052   $22,841   $24,607   $28,796   $32,507   $59,445  $116,975  $127,390  $151,570  $174,656
         1,055     1,230     1,391     1,679     1,915     3,774     4,474     5,408     6,632     8,178
       $ 19.02   $ 18.57   $ 17.67   $ 17.12   $ 16.97   $ 15.77  $  26.14  $  23.56  $  22.85  $  21.36
          2.4%      5.1%      3.2%      0.9%      2.7%    (39.7%)    10.9%      3.1%      7.0%      2.8%
          4.1%      3.5%      1.1%      3.0%      3.3%      0.5%      0.1%      0.3%        --      0.2%






                                                                 MAINSTAY VP
                         MAINSTAY VP                            CONSERVATIVE
                       COMMON STOCK--                           ALLOCATION--
                        INITIAL CLASS                           SERVICE CLASS
      ------------------------------------------------  ----------------------------
        2008      2007      2006      2005      2004      2008      2007      2006
      ------------------------------------------------------------------------------


       $25,673   $50,558   $59,578   $64,668   $73,642   $ 6,358   $6,440    $2,905
         1,254     1,551     1,891     2,370     2,865       706      578       274
       $ 20.47   $ 32.60   $ 31.41   $ 27.32   $ 25.70   $  9.01   $11.22    $10.60
        (37.2%)     3.8%     15.0%      6.3%      9.5%    (19.7%)    5.8%      6.0%
          1.4%      1.2%      0.5%      0.9%      1.3%      0.0%     3.7%      1.9%


       $36,193   $69,699   $78,196   $80,988   $89,868   $ 6,121   $5,133    $2,527
         1,768     2,135     2,492     2,965     3,497       681      459       239
       $ 20.47   $ 32.60   $ 31.41   $ 27.32   $ 25.70   $  8.99   $11.19    $10.57
        (37.2%)     3.8%     15.0%      6.3%      9.5%    (19.7%)    5.8%      5.7%
          1.4%      1.2%      0.5%      1.0%      1.4%      0.0%     3.5%      1.9%






                      MAINSTAY VP                               MAINSTAY VP
                  DEVELOPING GROWTH--                         FLOATING RATE--
                     INITIAL CLASS                             SERVICE CLASS
      -------------------------------------------  -------------------------------------
        2008     2007     2006     2005     2004     2008      2007      2006      2005
      ----------------------------------------------------------------------------------


      $   879   $2,508   $2,083   $2,155   $2,097   $ 2,959   $8,133    $8,345    $2,880
          106      158      177      203      219       365      764       790       285
      $  8.26   $15.85   $11.80   $10.61   $ 9.59   $  8.09   $10.65    $10.54    $10.10
       (47.9%)   34.3%    11.2%    10.6%     4.5%    (24.0%)    1.0%      4.4%      1.0%
           --       --       --       --       --      5.2%     6.3%      6.1%      4.8%


      $ 1,693   $3,749   $2,931   $2,675   $2,731   $ 3,625   $7,617    $6,237    $2,010
          205      234      248      252      284       448      715       591       199
      $  8.27   $15.88   $11.82   $10.63   $ 9.61   $  8.09   $10.65    $10.54    $10.10
       (47.9%)   34.3%    11.2%    10.6%     4.5%    (24.0%)    1.0%      4.4%      1.0%
           --       --       --       --       --      5.1%     6.3%      6.1%      4.7%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------




                                                        MAINSTAY VP
                                                       GOVERNMENT--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $21,921   $19,211   $22,275   $27,258   $33,768
Units Outstanding..................     1,076     1,022     1,249     1,569     1,963
Variable Accumulation Unit Value...   $ 20.38   $ 18.80   $ 17.86   $ 17.38   $ 17.20
Total Return.......................      8.4%      5.3%      2.7%      1.1%      2.0%
Investment Income Ratio............      3.0%      4.6%      0.9%      2.8%      3.6%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $22,516   $19,466   $21,756   $25,496   $30,205
Units Outstanding..................     1,105     1,035     1,218     1,467     1,756
Variable Accumulation Unit Value...   $ 20.38   $ 18.80   $ 17.86   $ 17.38   $ 17.20
Total Return.......................      8.4%      5.3%      2.7%      1.1%      2.0%
Investment Income Ratio............      3.1%      4.7%      1.0%      2.9%      3.7%






                                                        MAINSTAY VP
                                                           ICAP
                                                      SELECT EQUITY--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $21,855   $ 8,695   $2,942    $2,581    $3,468
Units Outstanding..................     2,381       583      207       216       301
Variable Accumulation Unit Value...   $  9.18   $ 14.90   $14.13    $12.00    $11.53
Total Return.......................    (38.4%)     5.5%    17.8%      4.1%      9.9%
Investment Income Ratio............      0.7%      0.7%     0.3%      0.8%      1.0%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $29,350   $11,298   $5,063    $4,301    $4,460
Units Outstanding..................     3,156       746      353       354       382
Variable Accumulation Unit Value...   $  9.30   $ 15.10   $14.32    $12.16    $11.68
Total Return.......................    (38.4%)     5.5%    17.8%      4.1%      9.9%
Investment Income Ratio............      0.7%      0.6%     0.3%      0.9%      1.0%





                                                        MAINSTAY VP
                                                         LARGE CAP
                                                         GROWTH--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $ 2,531   $4,520    $4,920    $5,043    $6,446
Units Outstanding..................       262      283       368       400       526
Variable Accumulation Unit Value...   $  9.67   $16.00    $13.36    $12.62    $12.25
Total Return.......................    (39.6%)   19.8%      5.8%      3.0%     (3.6%)
Investment Income Ratio............      0.1%       --      0.1%        --      0.2%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $ 4,753   $7,723    $7,192    $7,234    $9,043
Units Outstanding..................       488      478       534       568       732
Variable Accumulation Unit Value...   $  9.75   $16.14    $13.47    $12.73    $12.36
Total Return.......................    (39.6%)   19.8%      5.8%      3.0%     (3.6%)
Investment Income Ratio............      0.1%       --      0.1%        --      0.2%



Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES




--------------------------------------------------------------------------------



               MAINSTAY VP                             MAINSTAY VP
                 GROWTH                                HIGH YIELD
              ALLOCATION--                          CORPORATE BOND--
              SERVICE CLASS                           INITIAL CLASS
      ----------------------------  ------------------------------------------------
        2008      2007      2006      2008      2007      2006      2005      2004
      ------------------------------------------------------------------------------


       $ 2,515   $4,397    $1,990    $51,777   $96,063  $117,708  $134,047  $156,942
           345      370       190      2,640     3,670     4,543     5,729     6,804
       $  7.29   $11.87    $10.92    $ 19.61   $ 26.18  $  25.92  $  23.44  $  23.07
        (38.6%)    8.7%      9.2%     (25.1%)     1.0%     10.6%      1.6%     11.3%
          0.5%     1.1%      1.3%       8.3%      6.2%      1.8%      5.4%      6.9%


       $ 3,690   $5,371    $3,103    $49,095   $85,676  $ 97,906  $107,082  $116,727
           502      448       282      2,507     3,279     3,783     4,572     5,066
       $  7.36   $11.97    $11.01    $ 19.59   $ 26.15  $  25.89  $  23.41  $  23.04
        (38.6%)    8.7%     10.1%     (25.1%)     1.0%     10.6%      1.6%     11.3%
          0.5%     1.1%      1.4%       8.5%      6.3%      1.8%      5.6%      7.0%





                                                                           MAINSTAY VP
                         MAINSTAY VP                                      INTERNATIONAL
                      INCOME & GROWTH--                                     EQUITY--
                        INITIAL CLASS                                     INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      --------------------------------------------------------------------------------------------------


         --        --      $4,773    $4,996    $5,309    $10,440   $18,741   $19,477   $14,883   $12,832
         --        --         348       419       461        564       743       800       792       728
         --        --      $13.72    $11.89    $11.51    $ 18.51   $ 25.23   $ 24.36   $ 18.79   $ 17.63
         --        --       15.3%      3.4%     11.2%     (26.6%)     3.6%     29.6%      6.6%     15.8%
         --        --        0.6%      1.1%      1.7%       1.4%      0.7%      0.3%      1.7%      1.0%


         --        --      $5,741    $5,976    $6,092    $14,018   $23,008   $22,860   $16,553   $11,842
         --        --         418       502       529        757       912       937       880       671
         --        --      $13.72    $11.89    $11.51    $ 18.52   $ 25.24   $ 24.37   $ 18.80   $ 17.64
         --        --       15.3%      3.4%     11.2%     (26.6%)     3.6%     29.6%      6.6%     15.8%
         --        --        0.6%      1.1%      1.8%       1.4%      0.7%      0.3%      1.9%      1.1%






                         MAINSTAY VP                                       MAINSTAY VP
                           MID CAP                                           MID CAP
                           CORE--                                           GROWTH--
                        INITIAL CLASS                                     INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      --------------------------------------------------------------------------------------------------


       $ 3,186   $ 7,296   $ 8,277   $8,693    $5,763    $ 4,001   $10,316   $11,764   $12,740   $9,433
           316       411       484      577       438        439       619       815       942      806
       $ 10.10   $ 17.71   $ 17.08   $15.06    $13.16    $  9.11   $ 16.67   $ 14.59   $ 13.53   $11.70
        (43.0%)     3.7%     13.5%    14.4%     20.6%     (45.4%)    14.3%      7.8%     15.6%    21.0%
          0.3%      0.4%        --     0.6%      0.6%         --        --        --      0.1%       --


       $ 4,626   $10,457   $10,796   $9,472    $5,628    $ 6,013   $14,323   $14,844   $14,438   $9,572
           458       590       631      628       427        648       844       999     1,047      803
       $ 10.12   $ 17.74   $ 17.11   $15.08    $13.19    $  9.28   $ 16.98   $ 14.86   $ 13.78   $11.92
        (43.0%)     3.7%     13.5%    14.4%     20.6%     (45.4%)    14.3%      7.8%     15.6%    21.0%
          0.3%      0.4%        --     0.6%      0.6%         --        --        --        --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------




                                                        MAINSTAY VP
                                                          MID CAP
                                                          VALUE--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $ 5,196   $11,159   $13,928   $15,360   $12,782
Units Outstanding..................       549       787       964     1,190     1,032
Variable Accumulation Unit Value...   $  9.46   $ 14.19   $ 14.54   $ 12.92   $ 12.38
Total Return.......................    (33.3%)    (2.4%)    12.6%      4.3%     16.0%
Investment Income Ratio............      1.5%      0.9%      0.1%      0.8%      1.0%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $ 7,409   $14,731   $17,461   $17,499   $13,348
Units Outstanding..................       795     1,053     1,217     1,374     1,094
Variable Accumulation Unit Value...   $  9.32   $ 13.98   $ 14.33   $ 12.73   $ 12.20
Total Return.......................    (33.3%)    (2.4%)    12.6%      4.3%     16.0%
Investment Income Ratio............      1.5%      1.0%      0.1%      0.8%      1.0%






                                                        MAINSTAY VP
                                                          S&P 500
                                                          INDEX--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $46,819  $ 94,709  $112,464  $122,733  $143,383
Units Outstanding..................     2,167     2,726     3,363     4,183     5,051
Variable Accumulation Unit Value...   $ 21.60  $  34.75  $  33.45  $  29.36  $  28.39
Total Return.......................    (37.8%)     3.9%     13.9%      3.4%      9.1%
Investment Income Ratio............      2.2%      1.5%      0.5%      1.1%      1.5%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $68,453  $132,741  $152,329  $157,412  $173,793
Units Outstanding..................     3,169     3,820     4,553     5,363     6,123
Variable Accumulation Unit Value...   $ 21.60  $  34.75  $  33.45  $  29.36  $  28.39
Total Return.......................    (37.8%)     3.9%     13.9%      3.4%      9.1%
Investment Income Ratio............      2.2%      1.5%      0.5%      1.1%      1.5%






                                                        MAINSTAY VP
                                                          VALUE--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................     --      $36,488   $44,464   $45,425   $51,220
Units Outstanding..................     --        1,436     1,765     2,116     2,500
Variable Accumulation Unit Value...     --      $ 25.43   $ 25.21   $ 21.49   $ 20.49
Total Return.......................     --         0.9%     17.3%      4.9%      9.8%
Investment Income Ratio............     --         1.5%      0.4%      1.1%      1.1%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................     --      $47,047   $54,881   $54,597   $58,043
Units Outstanding..................     --        1,847     2,172     2,533     2,825
Variable Accumulation Unit Value...     --      $ 25.50   $ 25.28   $ 21.55   $ 20.55
Total Return.......................     --         0.9%     17.3%      4.9%      9.8%
Investment Income Ratio............     --         1.5%      0.4%      1.2%      1.1%



Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES




--------------------------------------------------------------------------------


                                             MAINSTAY VP
               MAINSTAY VP                    MODERATE
                MODERATE                       GROWTH
              ALLOCATION--                  ALLOCATION--
              SERVICE CLASS                 SERVICE CLASS
      ----------------------------  ----------------------------
        2008      2007      2006      2008      2007      2006
      ----------------------------------------------------------


       $ 5,865   $ 6,858   $3,407    $ 5,968   $ 8,696   $4,284
           694       596      318        766       735      394
       $  8.45   $ 11.48   $10.72    $  7.79   $ 11.72   $10.88
        (26.3%)     7.1%     7.2%     (33.5%)     7.7%     8.8%
          0.2%      2.6%     1.6%       0.4%      2.0%     1.8%


       $10,334   $12,194   $6,133    $ 9,867   $12,672   $8,054
         1,214     1,055      566      1,246     1,065      723
       $  8.51   $ 11.56   $10.79    $  7.91   $ 11.89   $11.04
        (26.3%)     7.1%     7.9%     (33.5%)     7.7%    10.4%
          0.2%      2.6%     1.8%       0.4%      1.8%     1.7%





                         MAINSTAY VP
                          SMALL CAP                                        MAINSTAY VP
                          GROWTH--                                       TOTAL RETURN--
                        INITIAL CLASS                                     INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      --------------------------------------------------------------------------------------------------


       $ 1,582   $3,358    $4,819    $5,324    $5,773    $37,231   $65,985   $76,269   $85,369  $102,017
           250      315       432       500       557      1,979     2,532     3,104     3,755     4,717
       $  6.33   $10.68    $11.18    $10.65    $10.37    $ 18.81   $ 26.08   $ 24.57   $ 22.74  $  21.63
        (40.7%)   (4.4%)     4.9%      2.7%      8.0%     (27.9%)     6.1%      8.1%      5.1%      5.0%
            --       --        --        --        --       3.1%      2.1%      0.6%      1.4%      1.6%


       $ 2,115   $4,462    $6,155    $6,704    $6,432    $43,533   $75,472   $84,654   $97,302  $112,661
           328      411       541       619       610      2,315     2,895     3,445     4,280     5,209
       $  6.44   $10.86    $11.37    $10.83    $10.55    $ 18.81   $ 26.08   $ 24.57   $ 22.74  $  21.63
        (40.7%)   (4.4%)     4.9%      2.7%      8.0%     (27.9%)     6.1%      8.1%      5.1%      5.0%
            --       --        --        --        --       3.1%      2.2%      0.6%      1.4%      1.6%







                       ALGER AMERICAN
                      SMALLCAP GROWTH--                                CVS CALVERT SOCIAL
                       CLASS O SHARES                                  BALANCED PORTFOLIO
      ------------------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      --------------------------------------------------------------------------------------------------


       $ 3,969   $10,043   $10,671   $10,101   $ 9,890   $   994   $1,835    $2,246    $2,592    $3,204
           476       635       781       880       990        69       87       108       134       172
       $  8.33   $ 15.81   $ 13.66   $ 11.53   $  9.99   $ 14.32   $21.12    $20.82    $19.40    $18.60
        (47.3%)    15.7%     18.5%     15.4%     15.1%    (32.2%)    1.4%      7.4%      4.3%      6.9%
            --        --        --        --        --      2.2%     2.2%      2.1%      1.7%      1.6%


       $ 6,450   $15,050   $15,455   $13,917   $12,222   $ 2,731   $4,528    $5,279    $5,329    $5,584
           774       956     1,132     1,207     1,223       191      214       253       274       300
       $  8.33   $ 15.80   $ 13.66   $ 11.53   $  9.99   $ 14.34   $21.15    $20.85    $19.42    $18.62
        (47.3%)    15.7%     18.5%     15.4%     15.1%    (32.2%)    1.4%      7.4%      4.3%      6.9%
            --        --        --        --        --      2.4%     2.2%      2.3%      1.8%      1.7%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------


                                                         COLUMBIA
                                                         SMALL CAP
                                                        VALUE FUND,
                                                     VARIABLE SERIES--
                                                          CLASS B
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $ 1,034   $1,717    $2,186    $1,127    $  140
Units Outstanding..................       117      138       169       102        13
Variable Accumulation Unit Value...   $  8.84   $12.47    $12.97    $11.01    $10.57
Total Return.......................    (29.1%)   (3.8%)    17.8%      4.1%      5.7%
Investment Income Ratio............      0.4%     0.3%      0.4%        --      0.5%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $ 1,302   $2,216    $2,587    $1,630    $   23
Units Outstanding..................       147      178       199       148         2
Variable Accumulation Unit Value...   $  8.84   $12.47    $12.97    $11.01    $10.57
Total Return.......................    (29.1%)   (3.8%)    17.8%      4.1%      5.7%
Investment Income Ratio............      0.4%     0.3%      0.4%        --      0.6%







                                                      FIDELITY(R) VIP
                                                      EQUITY-INCOME--
                                                       INITIAL CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $10,150   $22,752   $26,913   $25,988   $27,140
Units Outstanding..................       802     1,018     1,207     1,382     1,509
Variable Accumulation Unit Value...   $ 12.65   $ 22.35   $ 22.30   $ 18.80   $ 17.99
Total Return.......................    (43.4%)     0.2%     18.6%      4.5%     10.1%
Investment Income Ratio............      2.3%      1.7%      3.3%      1.7%      1.5%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $13,947   $30,288   $33,816   $31,688   $30,977
Units Outstanding..................     1,111     1,365     1,526     1,698     1,735
Variable Accumulation Unit Value...   $ 12.56   $ 22.19   $ 22.14   $ 18.66   $ 17.86
Total Return.......................    (43.4%)     0.2%     18.6%      4.5%     10.1%
Investment Income Ratio............      2.3%      1.7%      3.3%      1.6%      1.5%





                                                        JANUS ASPEN
                                                          SERIES
                                                         WORLDWIDE
                                                         GROWTH--
                                                   INSTITUTIONAL SHARES
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $11,536   $26,284   $28,916   $32,111   $40,513
Units Outstanding..................     1,045     1,301     1,550     2,010     2,646
Variable Accumulation Unit Value...   $ 11.03   $ 20.20   $ 18.67   $ 16.00   $ 15.31
Total Return.......................    (45.4%)     8.2%     16.7%      4.5%      3.4%
Investment Income Ratio............      1.2%      0.7%      1.7%      1.3%      1.0%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $18,623   $40,184   $44,352   $45,417   $53,467
Units Outstanding..................     1,684     1,986     2,371     2,835     3,485
Variable Accumulation Unit Value...   $ 11.06   $ 20.24   $ 18.71   $ 16.03   $ 15.34
Total Return.......................    (45.4%)     8.2%     16.7%      4.5%      3.4%
Investment Income Ratio............      1.2%      0.7%      1.7%      1.3%      1.0%



Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES




--------------------------------------------------------------------------------


                       DREYFUS IP
                       TECHNOLOGY                                  FIDELITY(R) VIP
                        GROWTH--                                   CONTRAFUND(R)--
                     INITIAL SHARES                                 INITIAL CLASS
      -------------------------------------------  -----------------------------------------------
        2008     2007     2006     2005     2004     2008     2007      2006      2005      2004
      --------------------------------------------------------------------------------------------


      $   445   $1,145   $1,017   $1,281   $1,707  $25,342   $54,736   $55,525   $56,939   $52,630
           72      108      109      141      192    1,436     1,758     2,074     2,341     2,497
      $  6.16   $10.61   $ 9.37   $ 9.10   $ 8.88  $ 17.67   $ 31.14   $ 26.82   $ 24.33   $ 21.07
       (41.9%)   13.2%     3.0%     2.4%    (0.8%)  (43.3%)    16.1%     10.3%     15.4%     14.0%
           --       --       --       --       --     0.9%      0.9%      1.3%      0.3%      0.3%


      $ 1,133   $2,290   $2,222   $2,100   $2,470  $42,195   $86,830   $85,742   $84,852   $73,367
          190      223      245      238      287    2,435     2,842     3,259     3,556     3,549
      $  5.98   $10.29   $ 9.09   $ 8.83   $ 8.62  $ 17.33   $ 30.54   $ 26.31   $ 23.86   $ 20.67
       (41.9%)   13.2%     3.0%     2.4%    (0.8%)  (43.3%)    16.1%     10.3%     15.4%     14.0%
           --       --       --       --       --     0.9%      0.9%      1.3%      0.3%      0.3%





                                                                     JANUS ASPEN
                    FIDELITY(R) VIP                                     SERIES
                       MID CAP--                                      BALANCED--
                    SERVICE CLASS 2                              INSTITUTIONAL SHARES
      -------------------------------------------  -----------------------------------------------
        2008     2007     2006     2005     2004     2008     2007      2006      2005      2004
      --------------------------------------------------------------------------------------------


      $ 4,155  $ 8,967  $ 8,918  $ 8,083   $4,269  $23,033   $34,086   $37,742   $42,249   $49,154
          343      441      499      501      309    1,065     1,310     1,582     1,937     2,400
      $ 12.13  $ 20.35  $ 17.87  $ 16.11   $13.83  $ 21.62   $ 26.03   $ 23.85   $ 21.83   $ 20.48
       (40.4%)   13.8%    10.9%    16.5%    23.0%   (16.9%)     9.1%      9.3%      6.6%      7.1%
         0.2%     0.5%     0.2%       --       --     2.6%      2.5%      2.1%      2.2%      2.2%


      $ 7,826  $15,309  $14,735  $11,499   $5,080  $43,068   $61,201   $65,618   $68,627   $74,451
          634      740      811      702      361    1,987     2,342     2,742     3,136     3,625
      $ 12.34  $ 20.70  $ 18.18  $ 16.39   $14.07  $ 21.68   $ 26.10   $ 23.92   $ 21.89   $ 20.54
       (40.4%)   13.8%    10.9%    16.5%    23.0%   (16.9%)     9.1%      9.3%      6.6%      7.1%
         0.2%     0.5%     0.2%       --       --     2.6%      2.5%      2.1%      2.3%      2.2%





                         MFS(R)
                       INVESTORS                                        MFS(R)
                     TRUST SERIES--                               RESEARCH SERIES--
                     INITIAL CLASS                                  INITIAL CLASS
      -------------------------------------------  -----------------------------------------------
        2008     2007     2006     2005     2004     2008     2007      2006      2005      2004
      --------------------------------------------------------------------------------------------


      $   603   $1,101   $1,221   $1,322   $1,441  $   667   $1,555    $1,681    $1,886    $2,001
           76       92      111      135      155       80      118       143       175       197
      $  7.89   $11.95   $10.98   $ 9.84   $ 9.29  $  8.31   $13.17    $11.79    $10.81    $10.16
       (33.9%)    8.8%    11.5%     5.9%     9.9%   (36.9%)   11.7%      9.0%      6.4%     14.4%
         0.9%     0.8%     0.5%     0.6%     0.6%     0.6%     0.7%      0.5%      0.5%      1.1%


      $   900   $1,572   $1,838   $1,967   $1,977  $ 1,276   $2,358    $2,439    $2,952    $2,918
          111      128      163      194      207      155      181       210       277       291
      $  8.11   $12.28   $11.28   $10.12   $ 9.55  $  8.20   $13.01    $11.64    $10.67    $10.03
       (33.9%)    8.8%    11.5%     5.9%     9.9%   (36.9%)   11.7%      9.0%      6.4%     14.4%
         0.8%     0.8%     0.5%     0.6%     0.6%     0.5%     0.7%      0.5%      0.5%      1.1%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                          MFS(R)
                                                    UTILITIES SERIES--
                                                       SERVICE CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $11,515   $22,592   $14,051   $ 9,538   $1,794
Units Outstanding..................       797       959       752       653      143
Variable Accumulation Unit Value...   $ 14.45   $ 23.53   $ 18.69   $ 14.46   $12.57
Total Return.......................    (38.6%)    25.9%     29.3%     15.1%    25.7%
Investment Income Ratio............      1.4%      0.7%      1.8%      0.4%       --

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $17,458   $31,995   $20,973   $13,230   $2,143
Units Outstanding..................     1,177     1,323     1,089       895      166
Variable Accumulation Unit Value...   $ 14.83   $ 24.16   $ 19.19   $ 14.85   $12.90
Total Return.......................    (38.6%)    25.9%     29.3%     15.1%    29.0%
Investment Income Ratio............      1.3%      0.8%      1.8%      0.4%       --






                                                      ROYCE
                                              SMALL-CAP PORTFOLIO--
                                                INVESTMENT CLASS
                                     --------------------------------------
                                       2008      2007      2006      2005
                                     --------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................   $   955   $1,378    $1,391    $  528
Units Outstanding..................       114      118       117        50
Variable Accumulation Unit Value...   $  8.38   $11.66    $12.07    $10.59
Total Return.......................    (28.1%)   (3.4%)    14.0%      5.9%
Investment Income Ratio............      0.6%       --      0.1%        --

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................   $ 1,594   $1,761    $1,709    $  684
Units Outstanding..................       178      142       133        61
Variable Accumulation Unit Value...   $  8.90   $12.38    $12.82    $11.24
Total Return.......................    (28.1%)   (3.4%)    14.0%     12.4%
Investment Income Ratio............      0.7%       --      0.1%        --






                                                    VAN KAMPEN UIF
                                              EMERGING MARKETS EQUITY--
                                                       CLASS I
                                     -------------------------------------------
                                       2008     2007     2006     2005     2004
                                     -------------------------------------------

SEPARATE ACCOUNT-I (NON-QUALIFIED
POLICIES)
Net Assets.........................  $ 5,806  $17,364  $12,850  $ 9,133   $5,991
Units Outstanding..................      430      551      565      547      472
Variable Accumulation Unit Value...  $ 13.49  $ 31.50  $ 22.72  $ 16.79   $12.70
Total Return.......................   (57.2%)   38.6%    35.4%    32.1%    21.5%
Investment Income Ratio............       --     0.4%     0.8%     0.4%     0.7%

SEPARATE ACCOUNT-II (TAX-QUALIFIED
POLICIES)
Net Assets.........................  $ 8,475  $22,759  $17,308  $11,994   $8,335
Units Outstanding..................      624      716      756      709      651
Variable Accumulation Unit Value...  $ 13.59  $ 31.74  $ 22.90  $ 16.91   $12.80
Total Return.......................   (57.2%)   38.6%    35.4%    32.1%    21.5%
Investment Income Ratio............       --     0.4%     0.8%     0.4%     0.7%



Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average variable accumulation value were 1.30%, excluding expenses of the underlying funds, surrender charges and the annual policy fee.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

                             NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNTS-I AND -II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES




--------------------------------------------------------------------------------


                         NEUBERGER                                      ROYCE
                         BERMAN AMT                                   MICRO-CAP
                          MID-CAP                                    PORTFOLIO--
                     GROWTH PORTFOLIO--                              INVESTMENT
                          CLASS S                                       CLASS
      -----------------------------------------------  --------------------------------------
        2008     2007      2006      2005      2004      2008      2007      2006      2005
      ---------------------------------------------------------------------------------------


      $   591   $1,214    $  604    $  525    $  210    $ 1,200   $2,403    $1,778    $  312
           59       68        41        40        18        146      164       122        26
      $ 10.01   $17.95    $14.88    $13.17    $11.76    $  8.25   $14.73    $14.35    $12.01
       (44.2%)   20.6%     13.0%     12.0%     17.6%     (44.0%)    2.6%     19.5%     20.1%
           --       --        --        --        --       2.6%     1.6%      0.3%      1.9%


      $   637   $1,241    $  853    $  576    $  248    $ 1,389   $2,783    $2,429    $  311
           67       72        60        46        22        168      189       169        26
      $  9.54   $17.11    $14.19    $12.56    $11.22    $  8.27   $14.76    $14.38    $12.04
       (44.2%)   20.6%     13.0%     12.0%     12.2%     (44.0%)    2.6%     19.5%     20.4%
           --       --        --        --        --       2.5%     1.5%      0.3%      1.9%






                       T. ROWE PRICE                                        VAN ECK
                           EQUITY                                          WORLDWIDE
                           INCOME                                            HARD
                         PORTFOLIO                                          ASSETS
      -----------------------------------------------  ------------------------------------------------
        2008     2007      2006      2005      2004      2008      2007      2006      2005      2004
      -------------------------------------------------------------------------------------------------


      $ 7,380   $15,721   $17,858   $17,014   $15,968   $ 8,710   $18,894   $12,608   $ 7,976   $2,394
          682       917     1,062     1,186     1,143       412       475       455       354      159
      $ 10.82   $ 17.16   $ 16.83   $ 14.33   $ 13.97   $ 21.12   $ 39.72   $ 27.68   $ 22.53   $15.05
       (36.9%)     1.9%     17.4%      2.6%     13.4%    (46.8%)    43.5%     22.9%     49.7%    22.4%
         2.3%      1.7%      1.6%      1.6%      1.6%      0.3%      0.1%      0.1%      0.2%     0.3%


      $12,248   $23,936   $25,397   $22,498   $19,083   $11,971   $24,113   $16,570   $10,967   $3,242
        1,124     1,385     1,502     1,557     1,355       558       597       589       483      212
      $ 10.90   $ 17.29   $ 16.96   $ 14.44   $ 14.08   $ 21.45   $ 40.34   $ 28.12   $ 22.88   $15.28
       (36.9%)     1.9%     17.4%      2.6%     13.4%    (46.8%)    43.5%     22.9%     49.7%    22.4%
         2.3%      1.7%      1.6%      1.6%      1.7%      0.3%      0.1%      0.1%      0.2%     0.3%





                      VICTORY VIF
                      DIVERSIFIED
                        STOCK--
                        CLASS A
                         SHARES
      -------------------------------------------
        2008     2007     2006     2005     2004
      -------------------------------------------


      $   550   $1,230   $1,178   $  738   $  233
           64       87       91       64       22
      $  8.64   $14.09   $12.98   $11.57   $10.78
       (38.7%)    8.5%    12.2%     7.3%     7.8%
         0.8%     0.7%     0.3%     0.1%     1.3%


      $ 1,057   $1,588   $1,446   $1,236   $  267
          119      110      108      104       24
      $  8.88   $14.48   $13.34   $11.89   $11.07
       (38.7%)    8.5%    12.2%     7.3%    10.7%
         0.8%     0.6%     0.3%     0.1%     1.4%

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Annuity Separate Accounts I and II Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the subaccounts listed in Note 1 of the New York Life Insurance and Annuity Corporation Variable Annuity Separate Account-I and the New York Life Insurance and Annuity Corporation Variable Annuity Separate Account-II as of December 31, 2008, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2008 by correspondence with the funds, provide a reasonable basis for our opinion.

pricesig

New York, New York
February 19, 2009

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                              FINANCIAL STATEMENTS




SERIES I POLICIES:        New York Life Variable Annuity*
                          New York Life Flexible Premium Variable
                          Annuity*
                          New York Life Plus Variable Annuity*

SERIES II POLICIES:       New York Life Access Variable Annuity*

SERIES III POLICIES:      New York Life Premium Plus Variable Annuity*


SERIES IV POLICIES:       New York Life Essentials Variable Annuity*
                          New York Life Plus II Variable Annuity*

SERIES V POLICIES:        New York Life Select Variable Annuity*


SERIES VI POLICIES:       New York Life Premium Plus II Variable Annuity*



          *Includes policies formerly known as LifeStages(R) and MainStay

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2008





                                                             MAINSTAY VP
                                           MAINSTAY VP         CAPITAL         MAINSTAY VP
                                             BOND--        APPRECIATION--         CASH
                                          INITIAL CLASS     INITIAL CLASS      MANAGEMENT
                                         --------------------------------------------------

ASSETS:
  Investment at net asset value.......    $137,903,621      $108,038,256      $526,823,459
  Dividends due and accrued...........              --                --           215,492
  Net receivable (payable) to New York
     Life Insurance and Annuity
     Corporation......................         (14,780)          (49,434)       (1,668,000)

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................         169,781           119,085           667,199
     Administrative charges...........          14,137            13,571            43,123
                                          ------------      ------------      ------------
       Total net assets...............    $137,704,923      $107,856,166      $524,660,629
                                          ============      ============      ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................    $ 86,748,597      $ 95,683,606      $173,655,597
     Series II Policies...............         659,663           102,268        27,184,401
     Series III Policies..............      38,192,720         8,325,025       136,010,943
     Series IV Policies...............      11,915,669         3,740,203       114,582,904
     Series V Policies................         188,274             5,064         9,319,424
     Series VI Policies...............              --                --        63,907,360
                                          ------------      ------------      ------------
       Total net assets...............    $137,704,923      $107,856,166      $524,660,629
                                          ============      ============      ============

     Series I variable accumulation
       unit value.....................    $      17.87      $      12.28      $       1.36
                                          ============      ============      ============
     Series II variable accumulation
       unit value.....................    $      14.42      $       4.58      $       1.12
                                          ============      ============      ============
     Series III variable accumulation
       unit value.....................    $      14.10      $       4.17      $       1.10
                                          ============      ============      ============
     Series IV variable accumulation
       unit value.....................    $      12.68      $       7.04      $       1.07
                                          ============      ============      ============
     Series V variable accumulation
       unit value.....................    $      12.09      $       8.47      $       1.05
                                          ============      ============      ============
     Series VI variable accumulation
       unit value.....................    $         --      $         --      $       1.06
                                          ============      ============      ============


Identified Cost of Investment.........    $136,779,459      $155,612,850      $526,808,421
                                          ============      ============      ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III







                                            MAINSTAY VP                          MAINSTAY VP        MAINSTAY VP
        MAINSTAY VP       MAINSTAY VP        DEVELOPING       MAINSTAY VP        HIGH YIELD         ICAP SELECT
      COMMON STOCK--     CONVERTIBLE--    GROWTH--INITIAL     GOVERNMENT--    CORPORATE BOND--    EQUITY--INITIAL
       INITIAL CLASS     INITIAL CLASS         CLASS         INITIAL CLASS      INITIAL CLASS          CLASS
      -----------------------------------------------------------------------------------------------------------


       $109,061,909      $ 91,561,156       $12,401,706       $135,868,305      $296,641,025        $148,086,716
                 --                --                --                 --                --                  --

             (8,787)           19,798           (15,967)          (245,258)          283,035             (15,443)



            122,315           106,863            14,490            168,409           344,715             168,027
             12,889             9,824             1,176             14,258            32,577              15,576
       ------------      ------------       -----------       ------------      ------------        ------------
       $108,917,918      $ 91,464,267       $12,370,073       $135,440,380      $296,546,768        $147,887,670
       ============      ============       ===========       ============      ============        ============



       $ 89,607,340      $ 62,517,062       $ 7,468,930       $ 86,407,567      $217,880,933        $106,055,791
            343,321           662,606           105,411            513,592         1,840,323             896,160
         13,910,452        20,103,146         3,647,825         36,740,052        57,001,467          31,233,607
          5,005,649         7,926,356         1,070,489         11,634,908        19,633,446           9,591,590
             51,156           255,097            77,418            144,261           190,599             110,522
                 --                --                --                 --                --                  --
       ------------      ------------       -----------       ------------      ------------        ------------
       $108,917,918      $ 91,464,267       $12,370,073       $135,440,380      $296,546,768        $147,887,670
       ============      ============       ===========       ============      ============        ============

       $      17.63      $      14.75       $      7.42       $      18.24      $      19.22        $       8.87
       ============      ============       ===========       ============      ============        ============
       $       6.11      $       8.27       $      7.06       $      14.41      $      12.10        $       8.16
       ============      ============       ===========       ============      ============        ============
       $       6.13      $       7.90       $      7.07       $      14.21      $      11.86        $       8.03
       ============      ============       ===========       ============      ============        ============
       $       8.71      $       9.78       $      9.41       $      12.93      $      12.20        $       8.75
       ============      ============       ===========       ============      ============        ============
       $       9.64      $      10.67       $     11.49       $      12.37      $      12.65        $      11.31
       ============      ============       ===========       ============      ============        ============
       $         --      $         --       $        --       $         --      $         --        $         --
       ============      ============       ===========       ============      ============        ============


       $168,973,695      $126,090,368       $22,550,790       $127,412,441      $411,670,476        $242,558,132
       ============      ============       ===========       ============      ============        ============


         MAINSTAY VP
        INTERNATIONAL
      EQUITY-- INITIAL
            CLASS
      ----------------

         $70,343,745
                  --
             (25,465)



              84,044
               7,293
         -----------
         $70,226,943
         ===========


         $45,986,409
             595,563
          17,757,411
           5,824,421
              63,139
                  --
         -----------
         $70,226,943
         ===========

         $     18.92
         ===========
         $     11.46
         ===========
         $     11.47
         ===========
         $     13.64
         ===========
         $     14.78
         ===========
         $        --
         ===========

         $93,771,227
         ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2008


                                           MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                            LARGE CAP          MID CAP           MID CAP
                                            GROWTH--           CORE--           GROWTH--
                                          INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                                         --------------------------------------------------

ASSETS:
     Investment at net asset value....     $39,526,505       $31,003,670       $38,319,825
     Dividends due and accrued........              --                --                --
  Net receivable (payable) to New York
     Life Insurance and Annuity
     Corporation......................         (13,598)           (1,331)          (70,169)

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................          44,417            35,945            44,193
     Administrative charges...........           4,439             3,084             3,890
                                           -----------       -----------       -----------
       Total net assets...............     $39,464,051       $30,963,310       $38,201,573
                                           ===========       ===========       ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................     $29,821,334       $19,106,684       $23,906,464
     Series II Policies...............         192,584           173,912           120,156
     Series III Policies..............       6,856,284         8,229,754         9,835,447
     Series IV Policies...............       2,422,326         3,438,817         4,317,085
     Series V Policies................         171,523            14,143            22,421
     Series VI Policies...............              --                --                --
                                           -----------       -----------       -----------
       Total net assets...............     $39,464,051       $30,963,310       $38,201,573
                                           ===========       ===========       ===========
     Series I variable accumulation
       unit value.....................     $      9.42       $      9.87       $      8.57
                                           ===========       ===========       ===========
     Series II variable accumulation
       unit value.....................     $      5.23       $     10.58       $     10.86
                                           ===========       ===========       ===========
     Series III variable accumulation
       unit value.....................     $      4.46       $     10.15       $      8.64
                                           ===========       ===========       ===========
     Series IV variable accumulation
       unit value.....................     $      7.52       $      9.99       $      9.35
                                           ===========       ===========       ===========
     Series V variable accumulation
       unit value.....................     $      8.94       $     11.61       $     13.28
                                           ===========       ===========       ===========
     Series VI variable accumulation
       unit value.....................     $        --       $        --       $        --
                                           ===========       ===========       ===========


Identified Cost of Investment.........     $52,023,291       $55,676,304       $61,328,886
                                           ===========       ===========       ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III










        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP                       ALGER AMERICAN                         DREYFUS IP
          MID CAP           S&P 500          SMALL CAP        MAINSTAY VP        SMALLCAP         CVS CALVERT        TECHNOLOGY
          VALUE--           INDEX--          GROWTH--       TOTAL RETURN--       GROWTH--       SOCIAL BALANCED       GROWTH--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    CLASS O SHARES       PORTFOLIO       INITIAL SHARES
      ---------------------------------------------------------------------------------------------------------------------------


        $59,917,459      $216,291,774       $19,532,339      $ 86,651,120       $31,960,336       $23,409,231        $ 8,602,140
                 --                --                --                --                --                --                 --

              1,085          (291,973)           25,390           (86,647)          (14,918)          (18,283)            (1,243)




             69,865           243,829            22,632            99,390            35,654            28,130             10,038
              5,771            25,117             1,947            10,713             3,544             2,315                806
        -----------      ------------       -----------      ------------       -----------       -----------        -----------
        $59,842,908      $215,730,855       $19,533,150      $ 86,454,370       $31,906,220       $23,360,503        $ 8,590,053
        ===========      ============       ===========      ============       ===========       ===========        ===========



        $34,773,327      $173,448,628       $11,033,224      $ 73,711,599       $24,555,208       $12,030,068        $ 4,887,430
            253,941           591,985            57,148           200,650           187,987           119,361             97,002
         17,439,568        30,579,223         5,311,539         9,148,127         5,512,445         5,566,704          2,692,239
          7,296,678        11,024,138         3,104,851         3,385,235         1,618,305         3,371,245            864,914
             79,394            86,881            26,388             8,759            32,275           470,137             48,468
                 --                --                --                --                --         1,802,988                 --
        -----------      ------------       -----------      ------------       -----------       -----------        -----------
        $59,842,908      $215,730,855       $19,533,150      $ 86,454,370       $31,906,220       $23,360,503        $ 8,590,053
        ===========      ============       ===========      ============       ===========       ===========        ===========
        $      9.29      $      17.13       $      6.31      $      15.45       $      8.24       $     13.69        $      5.99
        ===========      ============       ===========      ============       ===========       ===========        ===========
        $      9.15      $       6.45       $      6.43      $       7.06       $      5.73       $      7.08        $      7.25
        ===========      ============       ===========      ============       ===========       ===========        ===========
        $      9.29      $       6.26       $      6.22      $       6.75       $      5.30       $      6.86        $      6.02
        ===========      ============       ===========      ============       ===========       ===========        ===========
        $      9.05      $       8.54       $      6.78      $       9.33       $     10.94       $      8.86        $      7.27
        ===========      ============       ===========      ============       ===========       ===========        ===========
        $      8.95      $      10.00       $      7.42      $      10.37       $     12.62       $      9.45        $      9.48
        ===========      ============       ===========      ============       ===========       ===========        ===========
        $        --      $         --       $        --      $         --       $        --       $      8.68        $        --
        ===========      ============       ===========      ============       ===========       ===========        ===========


        $98,652,188      $290,552,229       $36,479,586      $129,183,491       $32,811,032       $34,138,621        $12,161,047
        ===========      ============       ===========      ============       ===========       ===========        ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2008



                                                                                 JANUS ASPEN
                                                            FIDELITY(R) VIP        SERIES
                                         FIDELITY(R) VIP        EQUITY-          BALANCED--
                                         CONTRAFUND(R)--        INCOME--        INSTITUTIONAL
                                          INITIAL CLASS      INITIAL CLASS         SHARES
                                         ----------------------------------------------------

ASSETS:
  Investment at net asset value.......     $186,539,095       $ 84,868,376      $268,356,606
  Dividends due and accrued...........               --                 --                --
  Net receivable (payable) to New York
     Life Insurance and Annuity
     Corporation......................          (27,692)           (32,533)          (33,208)

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................          208,664             97,538           312,735
     Administrative charges...........           20,596              8,989            31,910
                                           ------------       ------------      ------------
       Total net assets...............     $186,282,143       $ 84,729,316      $267,978,753
                                           ============       ============      ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................     $141,011,496       $ 60,954,984      $210,948,854
     Series II Policies...............        1,022,990            373,939         1,021,820
     Series III Policies..............       31,734,660         18,360,394        42,100,225
     Series IV Policies...............       12,284,455          4,915,693        13,713,930
     Series V Policies................          228,542            124,306           193,924
     Series VI Policies...............               --                 --                --
                                           ------------       ------------      ------------
       Total net assets...............     $186,282,143       $ 84,729,316      $267,978,753
                                           ============       ============      ============
     Series I variable accumulation
       unit value.....................     $      17.53       $      12.38      $      21.57
                                           ============       ============      ============
     Series II variable accumulation
       unit value.....................     $       9.14       $       8.00      $      11.10
                                           ============       ============      ============
     Series III variable accumulation
       unit value.....................     $       8.77       $       7.86      $      10.42
                                           ============       ============      ============
     Series IV variable accumulation
       unit value.....................     $      10.36       $       8.05      $      11.60
                                           ============       ============      ============
     Series V variable accumulation
       unit value.....................     $      12.08       $       7.94      $      11.79
                                           ============       ============      ============
     Series VI variable accumulation
       unit value.....................     $         --       $         --      $         --
                                           ============       ============      ============


Identified Cost of Investment.........     $310,249,158       $146,228,922      $276,470,567
                                           ============       ============      ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III







        JANUS ASPEN                                                                   NEUBERGER
          SERIES                                                                     BERMAN AMT
         WORLDWIDE                                                                     MID-CAP             ROYCE
         GROWTH--       MFS(R) INVESTORS    MFS(R) RESEARCH    MFS(R) UTILITIES        GROWTH            MICRO-CAP
       INSTITUTIONAL     TRUST SERIES--         SERIES--           SERIES--          PORTFOLIO--        PORTFOLIO--
          SHARES          INITIAL CLASS      INITIAL CLASS       INITIAL CLASS         CLASS I       INVESTMENT CLASS
      ---------------------------------------------------------------------------------------------------------------


       $ 75,981,925        $12,441,003        $13,318,638         $3,302,189         $3,031,507         $38,821,270
                 --                 --                 --                 --                 --                  --

            (16,286)            (3,262)           (16,525)            (1,320)             1,349              56,094




             86,861             14,423             15,182              4,084              3,630              46,335
              9,734              1,234              1,457                175                200               3,433
       ------------        -----------        -----------         ----------         ----------         -----------
       $ 75,869,044        $12,422,084        $13,285,474         $3,296,610         $3,029,026         $38,827,596
       ============        ===========        ===========         ==========         ==========         ===========



       $ 65,724,053        $ 8,312,195        $ 9,961,398         $1,234,225         $1,184,818         $11,402,229
            181,476            173,786             99,489             45,992             17,864             938,924
          7,222,331          3,112,537          2,572,984          1,889,960          1,440,779           6,949,612
          2,701,311            778,143            647,520            104,197            351,539          12,325,747
             39,873             45,423              4,083             22,236             34,026             658,717
                 --                 --                 --                 --                 --           6,552,367
       ------------        -----------        -----------         ----------         ----------         -----------
       $ 75,869,044        $12,422,084        $13,285,474         $3,296,610         $3,029,026         $38,827,596
       ============        ===========        ===========         ==========         ==========         ===========
       $      10.90        $      7.91        $      8.22         $    13.37         $     8.33         $      8.32
       ============        ===========        ===========         ==========         ==========         ===========
       $       4.61        $      6.96        $      5.79         $    15.64         $     8.53         $      8.36
       ============        ===========        ===========         ==========         ==========         ===========
       $       4.22        $      6.83        $      5.53         $    12.47         $     8.56         $      8.19
       ============        ===========        ===========         ==========         ==========         ===========
       $       7.04        $      9.08        $      9.00         $    20.20         $    11.97         $      8.10
       ============        ===========        ===========         ==========         ==========         ===========
       $       8.79        $     11.30        $     10.76         $    17.74         $    11.37         $      7.89
       ============        ===========        ===========         ==========         ==========         ===========
       $         --        $        --        $        --         $       --         $       --         $      8.12
       ============        ===========        ===========         ==========         ==========         ===========


       $128,983,929        $14,982,016        $14,741,980         $5,197,129         $3,577,154         $76,639,335
       ============        ===========        ===========         ==========         ==========         ===========


            ROYCE
          SMALL-CAP
         PORTFOLIO--
      INVESTMENT CLASS
      ----------------


         $38,062,182
                  --
              72,574




              45,811
               3,236
         -----------
         $38,085,709
         ===========



         $11,582,604
           1,465,651
           7,412,400
          10,844,724
             466,657
           6,313,673
         -----------
         $38,085,709
         ===========
         $      8.81
         ===========
         $      8.30
         ===========
         $      8.49
         ===========
         $      8.65
         ===========
         $      8.15
         ===========
         $      8.50
         ===========


         $57,927,951
         ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2008



                                                                               VAN KAMPEN
                                                                              UIF EMERGING
                                          T. ROWE PRICE        VAN ECK           MARKETS
                                          EQUITY INCOME       WORLDWIDE         EQUITY--
                                            PORTFOLIO        HARD ASSETS         CLASS I
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....    $ 94,464,218      $215,623,901       $42,093,570
  Dividends due and accrued...........              --                --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................          32,960            93,699           (19,643)

LIABILITIES:
  Liability to New York Life Insurance
     and Annuity Corporation for:
     Mortality and expense risk
       charges........................         111,075           240,554            47,915
     Administrative charges...........           9,132            15,609             4,509
                                          ------------      ------------       -----------
       Total net assets...............    $ 94,376,971      $215,461,437       $42,021,503
                                          ============      ============       ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................    $ 57,921,780      $ 71,238,090       $30,375,884
     Series II Policies...............         746,785         4,794,765           187,811
     Series III Policies..............      26,767,776        52,614,966         8,845,502
     Series IV Policies...............       8,824,190        46,030,611         2,525,632
     Series V Policies................         116,440         3,019,230            86,674
     Series VI Policies...............              --        37,763,775                --
                                          ------------      ------------       -----------
       Total net assets...............    $ 94,376,971      $215,461,437       $42,021,503
                                          ============      ============       ===========

     Series I variable accumulation
       unit value.....................    $      10.70      $      21.74       $     13.42
                                          ============      ============       ===========
     Series II variable accumulation
       unit value.....................    $      10.15      $      21.41       $      9.63
                                          ============      ============       ===========
     Series III variable accumulation
       unit value.....................    $       9.91      $      21.64       $     11.15
                                          ============      ============       ===========
     Series IV variable accumulation
       unit value.....................    $       8.86      $      20.53       $     14.88
                                          ============      ============       ===========
     Series V variable accumulation
       unit value.....................    $       8.85      $      25.48       $     18.77
                                          ============      ============       ===========
     Series VI variable accumulation
       unit value.....................    $         --      $      22.54       $        --
                                          ============      ============       ===========


Identified Cost of Investment.........    $139,831,248      $368,346,117       $90,807,345
                                          ============      ============       ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III







                      (THIS PAGE INTENTIONALLY LEFT BLANK)

As of December 31, 2008




                                                                               MAINSTAY VP
                                           MAINSTAY VP       MAINSTAY VP         CAPITAL
                                           BALANCED--          BOND--        APPRECIATION--
                                          SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....    $ 81,463,358      $124,191,393       $27,868,748
  Dividends due and accrued...........              --                --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................          13,489            78,495           (11,382)

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
       charges........................         104,084           166,006            35,168
     Administrative charges...........           6,585             9,813             2,063
                                          ------------      ------------       -----------
       Total net assets...............    $ 81,366,178      $124,094,069       $27,820,135
                                          ============      ============       ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................    $ 25,235,562      $ 20,935,523       $ 6,991,235
     Series II Policies...............       2,066,656         5,681,625           428,312
     Series III Policies..............      19,594,390        31,435,713         8,277,778
     Series IV Policies...............      17,779,356        36,597,856         6,426,487
     Series V Policies................       1,402,149         4,545,979           208,553
     Series VI Policies...............      15,288,065        24,897,373         5,487,770
                                          ------------      ------------       -----------
       Total net assets...............    $ 81,366,178      $124,094,069       $27,820,135
                                          ============      ============       ===========

     Series I variable accumulation
       unit value.....................    $       8.51      $      11.21       $      8.31
                                          ============      ============       ===========
     Series II variable accumulation
       unit value.....................    $       8.44      $      11.01       $      7.46
                                          ============      ============       ===========
     Series III variable accumulation
       unit value.....................    $       8.45      $      11.09       $      8.32
                                          ============      ============       ===========
     Series IV variable accumulation
       unit value.....................    $       8.50      $      11.19       $      8.29
                                          ============      ============       ===========
     Series V variable accumulation
       unit value.....................    $       8.40      $      10.87       $      8.00
                                          ============      ============       ===========
     Series VI variable accumulation
       unit value.....................    $       8.40      $      10.99       $      8.15
                                          ============      ============       ===========


Identified Cost of Investment.........    $109,259,520      $123,513,184       $36,926,261
                                          ============      ============       ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III










        MAINSTAY VP       MAINSTAY VP                         MAINSTAY VP                                            MAINSTAY VP
          COMMON         CONSERVATIVE       MAINSTAY VP       DEVELOPING        MAINSTAY VP        MAINSTAY VP         GROWTH
          STOCK--        ALLOCATION--      CONVERTIBLE--       GROWTH--       FLOATING RATE--     GOVERNMENT--      ALLOCATION--
       SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS     SERVICE CLASS
      ---------------------------------------------------------------------------------------------------------------------------


        $36,507,174      $130,093,161      $ 87,258,769       $19,489,622       $103,045,246      $140,227,348       $63,153,895
                 --                --                --                --            494,043                --                --

              6,173            98,199           107,864           (17,578)          (126,959)          822,642            27,436



             45,509           166,526           111,517            24,287            135,181           187,481            75,727
              2,930             9,625             6,473             1,522              8,251            10,365             6,015
        -----------      ------------      ------------       -----------       ------------      ------------       -----------
        $36,464,908      $130,015,209      $ 87,248,643       $19,446,235       $103,268,898      $140,852,144       $63,099,589
        ===========      ============      ============       ===========       ============      ============       ===========



        $ 7,339,519      $ 35,810,069      $ 14,877,705       $ 4,346,890       $ 27,211,803      $ 25,834,893       $24,801,607
            729,209        11,603,688         3,428,150           447,511          5,975,092         7,457,949         1,082,484
          8,634,426        28,973,992        21,458,863         4,562,908         24,105,573        38,533,845        10,576,933
         12,549,916        27,532,563        27,408,406         5,659,610         26,408,174        38,114,225        15,831,488
            286,348         2,828,908         1,662,483           287,762          2,192,119         2,584,581           571,256
          6,925,490        23,265,989        18,413,036         4,141,554         17,376,137        28,326,651        10,235,821
        -----------      ------------      ------------       -----------       ------------      ------------       -----------
        $36,464,908      $130,015,209      $ 87,248,643       $19,446,235       $103,268,898      $140,852,144       $63,099,589
        ===========      ============      ============       ===========       ============      ============       ===========

        $      9.76      $       9.05      $       9.53       $     10.27       $       8.06      $      11.57       $      7.39
        ===========      ============      ============       ===========       ============      ============       ===========
        $      7.78      $       8.98      $       8.34       $      8.43       $       8.06      $      11.62       $      7.13
        ===========      ============      ============       ===========       ============      ============       ===========
        $      9.61      $       9.00      $       9.46       $     10.03       $       8.00      $      11.39       $      7.20
        ===========      ============      ============       ===========       ============      ============       ===========
        $      9.74      $       8.97      $       9.45       $     10.24       $       8.05      $      11.55       $      7.38
        ===========      ============      ============       ===========       ============      ============       ===========
        $      9.48      $       8.91      $       9.24       $      9.85       $       8.08      $      11.30       $      7.12
        ===========      ============      ============       ===========       ============      ============       ===========
        $      9.58      $       8.88      $       9.23       $     10.21       $       8.00      $      11.34       $      7.12
        ===========      ============      ============       ===========       ============      ============       ===========


        $60,984,964      $156,851,719      $132,150,996       $36,551,275       $143,393,817      $133,180,354       $97,696,789
        ===========      ============      ============       ===========       ============      ============       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2008



                                            MAINSTAY VP
                                            HIGH YIELD        MAINSTAY VP       MAINSTAY VP
                                             CORPORATE        ICAP SELECT      INTERNATIONAL
                                              BOND--           EQUITY--          EQUITY--
                                           SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                          --------------------------------------------------

ASSETS:
  Investments, at net asset value.....     $317,270,532      $130,679,690      $136,445,667
  Dividends due and accrued...........               --                --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................          574,150            12,524           (11,132)

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
       charges........................          417,881           162,802           177,002
     Administrative charges...........           23,260             9,629            10,956
                                           ------------      ------------      ------------
       Total net assets...............     $317,403,541      $130,519,783      $136,246,577
                                           ============      ============      ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:

     Series I Policies................     $ 53,571,572      $ 25,171,336      $ 26,137,529
     Series II Policies...............        9,687,327         4,212,277         3,893,745
     Series III Policies..............       89,005,437        31,398,815        31,361,617
     Series IV Policies...............       93,233,132        39,426,620        42,792,368
     Series V Policies................        6,128,836         1,814,991         2,880,703
     Series VI Policies...............       65,777,237        28,495,744        29,180,615
                                           ------------      ------------      ------------
       Total net assets...............     $317,403,541      $130,519,783      $136,246,577
                                           ============      ============      ============

     Series I variable accumulation
       unit value.....................     $      10.60      $       9.74      $      14.03
                                           ============      ============      ============
     Series II variable accumulation
       unit value.....................     $       8.48      $       7.93      $      10.49
                                           ============      ============      ============
     Series III variable accumulation
       unit value.....................     $      10.44      $       9.62      $      13.67
                                           ============      ============      ============
     Series IV variable accumulation
       unit value.....................     $      10.63      $       9.69      $      13.83
                                           ============      ============      ============
     Series V variable accumulation
       unit value.....................     $      10.33      $       9.43      $      13.18
                                           ============      ============      ============
     Series VI variable accumulation
       unit value.....................     $      10.40      $       9.54      $      13.36
                                           ============      ============      ============


Identified Cost of Investment.........     $453,664,326      $211,440,440      $191,102,411
                                           ============      ============      ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









                                                                                                  MAINSTAY VP
        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP        MODERATE
         LARGE CAP          MID CAP           MID CAP           MID CAP          MODERATE           GROWTH
         GROWTH--           CORE--           GROWTH--           VALUE--        ALLOCATION--      ALLOCATION--
       SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
      --------------------------------------------------------------------------------------------------------


        $42,122,462      $ 60,146,423      $ 71,876,182      $ 88,312,603      $177,672,307      $159,742,336
                 --                --                --                --                --                --

            100,367            41,811           (42,616)         (112,419)           99,530           141,565



             52,267            75,128            90,036           109,955           222,802           194,785
              3,212             4,602             5,485             6,780            14,507            14,096
        -----------      ------------      ------------      ------------      ------------      ------------
        $42,167,350      $ 60,108,504      $ 71,738,045      $ 88,083,449      $177,534,528      $159,675,020
        ===========      ============      ============      ============      ============      ============




        $ 6,525,065      $ 12,903,308      $ 15,929,590      $ 17,173,369      $ 51,735,984      $ 54,581,607
          1,421,851         1,514,337         1,283,671         1,745,814         9,020,514         5,217,097
          9,350,488        14,288,644        17,969,243        22,799,351        36,709,352        31,732,373
         15,284,110        17,460,047        20,478,887        28,557,892        45,529,283        40,458,814
            831,312           898,256           711,799           999,011         3,016,746         1,795,925
          8,754,524        13,043,912        15,364,855        16,808,012        31,522,649        25,889,204
        -----------      ------------      ------------      ------------      ------------      ------------
        $42,167,350      $ 60,108,504      $ 71,738,045      $ 88,083,449      $177,534,528      $159,675,020
        ===========      ============      ============      ============      ============      ============

        $      8.31      $      10.73      $      11.17      $      10.10      $       8.53      $       7.88
        ===========      ============      ============      ============      ============      ============
        $      8.54      $       7.66      $       7.81      $       7.71      $       8.38      $       7.71
        ===========      ============      ============      ============      ============      ============
        $      8.20      $      10.55      $      10.83      $      10.11      $       8.38      $       7.73
        ===========      ============      ============      ============      ============      ============
        $      8.27      $      10.64      $      10.92      $      10.07      $       8.46      $       7.83
        ===========      ============      ============      ============      ============      ============
        $      7.87      $      10.47      $      10.50      $       9.80      $       8.35      $       7.56
        ===========      ============      ============      ============      ============      ============
        $      8.13      $      10.40      $      10.96      $       9.91      $       8.35      $       7.70
        ===========      ============      ============      ============      ============      ============


        $59,083,682      $112,528,495      $121,040,949      $152,562,594      $230,264,890      $229,076,637
        ===========      ============      ============      ============      ============      ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2008




                                           MAINSTAY VP       MAINSTAY VP
                                             S&P 500          SMALL CAP        MAINSTAY VP
                                             INDEX--          GROWTH--       TOTAL RETURN--
                                          SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                                         --------------------------------------------------

ASSETS:
  Investments, at net asset value.....    $135,109,440       $35,236,921       $30,824,834
  Dividends due and accrued...........              --                --                --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................         (18,843)          (29,224)           42,085

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
       charges........................         169,633            43,536            40,124
     Administrative charges...........          10,714             2,883             2,237
                                          ------------       -----------       -----------
       Total net assets...............    $134,910,250       $35,161,278       $30,824,558
                                          ============       ===========       ===========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................    $ 30,442,166       $ 8,555,165       $ 7,043,624
     Series II Policies...............       2,032,889           368,618           798,065
     Series III Policies..............      36,222,767         8,928,434         9,904,994
     Series IV Policies...............      38,535,340        10,657,684         7,047,434
     Series V Policies................       2,322,032           314,927           302,647
     Series VI Policies...............      25,355,056         6,336,450         5,727,794
                                          ------------       -----------       -----------
       Total net assets...............    $134,910,250       $35,161,278       $30,824,558
                                          ============       ===========       ===========

     Series I variable accumulation
       unit value.....................    $       9.18       $      7.93       $      9.63
                                          ============       ===========       ===========
     Series II variable accumulation
       unit value.....................    $       7.65       $      6.17       $      8.62
                                          ============       ===========       ===========
     Series III variable accumulation
       unit value.....................    $       9.04       $      7.91       $      9.51
                                          ============       ===========       ===========
     Series IV variable accumulation
       unit value.....................    $       9.15       $      7.76       $      9.71
                                          ============       ===========       ===========
     Series V variable accumulation
       unit value.....................    $       8.96       $      7.42       $      9.27
                                          ============       ===========       ===========
     Series VI variable accumulation
       unit value.....................    $       9.00       $      7.78       $      9.31
                                          ============       ===========       ===========


Identified Cost of Investment.........    $182,273,251       $69,084,658       $45,763,383
                                          ============       ===========       ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









                        COLUMBIA SMALL
      ALGER AMERICAN       CAP VALUE        DREYFUS IP                         FIDELITY(R) VIP                         JANUS ASPEN
         SMALLCAP       FUND, VARIABLE      TECHNOLOGY      FIDELITY(R) VIP        EQUITY-        FIDELITY(R) VIP        SERIES
         GROWTH--          SERIES--          GROWTH--       CONTRAFUND(R)--        INCOME--          MID CAP--         BALANCED--
      CLASS S SHARES        CLASS B       SERVICE SHARES    SERVICE CLASS 2    SERVICE CLASS 2    SERVICE CLASS 2    SERVICE SHARES
      -----------------------------------------------------------------------------------------------------------------------------


        $28,854,820       $31,950,961       $17,477,144       $202,976,741       $ 93,387,014       $121,197,864      $103,552,802
                 --                --                --                 --                 --                 --                --

             (4,834)           27,618               265            128,708             33,501             62,198            (9,693)



             35,382            38,969            21,164            248,947            117,475            147,713           133,377
              2,289             2,742             1,562             16,398              7,374             10,345             8,579
        -----------       -----------       -----------       ------------       ------------       ------------      ------------
        $28,812,315       $31,936,868       $17,454,683       $202,840,104       $ 93,295,666       $121,102,004      $103,401,153
        ===========       ===========       ===========       ============       ============       ============      ============



        $ 6,337,457       $10,005,039       $ 4,282,478       $ 39,716,782       $ 19,141,163       $ 38,384,462      $ 19,904,104
            352,925         1,102,326           556,800          4,865,707          2,475,458          2,286,373         3,113,711
          7,162,343         6,344,879         3,833,350         43,827,434         22,204,482         25,688,537        25,671,353
          9,315,209         8,719,414         6,110,643         69,299,435         28,642,108         32,704,322        33,374,958
            201,459           485,635           279,151          4,582,470          1,872,348          1,508,201         2,927,100
          5,442,922         5,279,575         2,392,261         40,548,276         18,960,107         20,530,109        18,409,927
        -----------       -----------       -----------       ------------       ------------       ------------      ------------
        $28,812,315       $31,936,868       $17,454,683       $202,840,104       $ 93,295,666       $121,102,004      $103,401,153
        ===========       ===========       ===========       ============       ============       ============      ============

        $     11.47       $      8.84       $      7.96       $      10.97       $       8.77       $      12.10      $      11.69
        ===========       ===========       ===========       ============       ============       ============      ============
        $      8.51       $      8.50       $      7.35       $       8.43       $       7.00       $      10.84      $      10.58
        ===========       ===========       ===========       ============       ============       ============      ============
        $     11.34       $      8.74       $      7.82       $      10.76       $       8.56       $      11.94      $      11.62
        ===========       ===========       ===========       ============       ============       ============      ============
        $     11.39       $      8.77       $      7.88       $      11.06       $       8.71       $      12.23      $      11.65
        ===========       ===========       ===========       ============       ============       ============      ============
        $     11.03       $      8.61       $      7.70       $      10.53       $       8.58       $      11.30      $      11.41
        ===========       ===========       ===========       ============       ============       ============      ============
        $     11.26       $      8.66       $      7.75       $      10.59       $       8.55       $      12.06      $      11.47
        ===========       ===========       ===========       ============       ============       ============      ============


        $41,300,452       $51,536,220       $24,645,259       $374,361,690       $171,708,114       $205,089,584      $116,592,031
        ===========       ===========       ===========       ============       ============       ============      ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

As of December 31, 2008



                                           JANUS ASPEN
                                             SERIES
                                            WORLDWIDE      MFS(R) INVESTORS    MFS(R) RESEARCH
                                            GROWTH--        TRUST SERIES--         SERIES--
                                         SERVICE SHARES      SERVICE CLASS      SERVICE CLASS
                                         -----------------------------------------------------

ASSETS:
  Investments, at net asset value.....     $21,096,020        $5,629,907          $6,561,696
  Dividends due and accrued...........              --                --                  --
  Net receivable from (payable to) New
     York Life Insurance and Annuity
     Corporation......................          93,182             2,905              14,131

LIABILITIES:
  Liability to New York Life Insurance
  and Annuity Corporation for:
     Mortality and expense risk
       charges........................          26,939             6,928               8,262
     Administrative charges...........           1,778               455                 492
                                           -----------        ----------          ----------
       Total net assets...............     $21,160,485        $5,625,429          $6,567,073
                                           ===========        ==========          ==========

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners:
     Series I Policies................     $ 4,972,737        $1,239,956          $1,431,343
     Series II Policies...............         512,706           115,420              89,607
     Series III Policies..............       5,106,163         1,516,547           1,810,277
     Series IV Policies...............       6,487,482         1,724,381           1,773,883
     Series V Policies................         250,470           134,714             106,927
     Series VI Policies...............       3,830,927           894,411           1,355,036
                                           -----------        ----------          ----------
       Total net assets...............     $21,160,485        $5,625,429          $6,567,073
                                           ===========        ==========          ==========

     Series I variable accumulation
       unit value.....................     $      8.44        $     9.97          $    10.14
                                           ===========        ==========          ==========
     Series II variable accumulation
       unit value.....................     $      7.08        $     8.47          $     8.15
                                           ===========        ==========          ==========
     Series III variable accumulation
       unit value.....................     $      8.30        $     9.93          $     9.96
                                           ===========        ==========          ==========
     Series IV variable accumulation
       unit value.....................     $      8.36        $    10.04          $     9.86
                                           ===========        ==========          ==========
     Series V variable accumulation
       unit value.....................     $      8.10        $     9.79          $     9.94
                                           ===========        ==========          ==========
     Series VI variable accumulation
       unit value.....................     $      8.09        $     9.81          $    10.06
                                           ===========        ==========          ==========


Identified Cost of Investment.........     $31,736,360        $7,682,620          $8,644,681
                                           ===========        ==========          ==========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III








                             NEUBERGER
                            BERMAN AMT                          VAN KAMPEN
                              MID-CAP                          UIF EMERGING       VICTORY VIF
      MFS(R) UTILITIES        GROWTH         T. ROWE PRICE        MARKETS         DIVERSIFIED
          SERIES--          PORTFOLIO--      EQUITY INCOME       EQUITY--           STOCK--
        SERVICE CLASS         CLASS S        PORTFOLIO--II       CLASS II       CLASS A SHARES
      ----------------------------------------------------------------------------------------


        $300,101,900        $19,435,093      $125,088,279      $ 67,108,557       $17,199,769
                  --                 --                --                --                --

              33,536              2,229           (25,319)           83,294            22,353



             366,722             23,628           158,179            83,528            20,620
              23,367              1,626            10,113             5,073             1,566
        ------------        -----------      ------------      ------------       -----------
        $299,745,347        $19,412,068      $124,894,668      $ 67,103,250       $17,199,936
        ============        ===========      ============      ============       ===========



        $ 94,366,453        $ 5,561,598      $ 21,806,282      $ 14,097,491       $ 5,067,435
           8,588,944            344,742         2,843,220         1,783,447           608,040
          66,723,488          4,013,168        26,043,942        15,976,689         2,858,233
          64,813,878          5,318,891        42,898,897        19,789,834         5,570,547
           4,836,975            488,195         3,720,196           784,527           536,722
          60,415,609          3,685,474        27,582,131        14,671,262         2,558,959
        ------------        -----------      ------------      ------------       -----------
        $299,745,347        $19,412,068      $124,894,668      $ 67,103,250       $17,199,936
        ============        ===========      ============      ============       ===========

        $      15.88        $     10.58      $       9.67      $      17.53       $      8.94
        ============        ===========      ============      ============       ===========
        $      14.17        $      8.99      $       7.84      $      11.18       $      7.91
        ============        ===========      ============      ============       ===========
        $      16.57        $     10.54      $       9.54      $      16.71       $      8.77
        ============        ===========      ============      ============       ===========
        $      16.76        $     10.95      $       9.67      $      17.41       $      8.68
        ============        ===========      ============      ============       ===========
        $      16.49        $     10.55      $       9.40      $      13.20       $      8.51
        ============        ===========      ============      ============       ===========
        $      16.42        $     10.60      $       9.47      $      16.65       $      8.71
        ============        ===========      ============      ============       ===========


        $460,554,445        $30,513,120      $197,327,369      $150,518,018       $28,621,027
        ============        ===========      ============      ============       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS
For the year ended December 31, 2008





                                                            MAINSTAY VP
                                            MAINSTAY VP       CAPITAL       MAINSTAY VP
                                              BOND--      APPRECIATION--       CASH
                                           INITIAL CLASS   INITIAL CLASS    MANAGEMENT
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $  6,193,783    $    887,745    $   8,412,147
  Mortality and expense risk charges....     (2,039,514)     (2,091,511)      (5,970,012)
  Administrative charges................       (171,748)       (238,151)        (393,249)
                                           ------------    ------------    -------------
       Net investment income (loss).....      3,982,521      (1,441,917)       2,048,886
                                           ------------    ------------    -------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     41,294,239      39,642,358      165,043,031
  Cost of investments sold..............    (40,961,009)    (54,201,316)    (165,032,127)
                                           ------------    ------------    -------------
       Net realized gain (loss) on
          investments...................        333,230     (14,558,958)          10,904
  Realized gain distribution received...         43,056              --               --
  Change in unrealized appreciation
     (depreciation) on investments......     (1,641,778)    (62,644,898)          15,509
                                           ------------    ------------    -------------
       Net gain (loss) on investments...     (1,265,492)    (77,203,856)          26,413
                                           ------------    ------------    -------------
          Net increase (decrease) in net
            assets resulting  from
            operations..................   $  2,717,029    $(78,645,773)   $   2,075,299
                                           ============    ============    =============








                                            MAINSTAY VP     MAINSTAY VP     MAINSTAY VP
                                             LARGE CAP        MID CAP         MID CAP
                                             GROWTH--         CORE--         GROWTH--
                                           INITIAL CLASS   INITIAL CLASS   INITIAL CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $     41,952    $    153,238    $         --
  Mortality and expense risk charges....       (781,803)       (681,065)       (877,958)
  Administrative charges................        (78,047)        (58,340)        (77,211)
                                           ------------    ------------    ------------
       Net investment income (loss)            (817,898)       (586,167)       (955,169)
                                           ------------    ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     16,598,996      16,042,752      22,356,958
  Cost of investments sold..............    (19,399,532)    (14,390,530)    (16,535,473)
                                           ------------    ------------    ------------
       Net realized gain (loss) on
          investments...................     (2,800,536)      1,652,222       5,821,485
  Realized gain distribution received...             --       5,558,295       5,880,897
  Change in unrealized appreciation
     (depreciation)  on investments.....    (24,976,644)    (32,315,925)    (47,167,847)
                                           ------------    ------------    ------------
       Net gain (loss) on investments...    (27,777,180)    (25,105,408)    (35,465,465)
                                           ------------    ------------    ------------
          Net increase (decrease) in net
            assets resulting  from
            operations..................   $(28,595,078)   $(25,691,575)   $(36,420,634)
                                           ============    ============    ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III









                                                                        MAINSTAY VP
        MAINSTAY VP                     MAINSTAY VP                     HIGH YIELD      MAINSTAY VP      MAINSTAY VP
          COMMON        MAINSTAY VP     DEVELOPING      MAINSTAY VP      CORPORATE      ICAP SELECT     INTERNATIONAL
          STOCK--      CONVERTIBLE--     GROWTH--      GOVERNMENT--       BOND--         EQUITY--         EQUITY--
       INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS    INITIAL CLASS
      ----------------------------------------------------------------------------------------------------------------


       $  2,275,314    $  2,781,075    $         --    $  3,946,467    $  35,035,549   $     990,188    $  1,275,493
         (2,107,884)     (1,794,793)       (277,667)     (1,659,389)      (5,446,598)     (2,097,749)     (1,268,292)
           (222,300)       (165,946)        (22,448)       (139,748)        (517,915)       (192,426)       (110,285)
       ------------    ------------    ------------    ------------    -------------   -------------    ------------
            (54,870)        820,336        (300,115)      2,147,330       29,071,036      (1,299,987)       (103,084)
       ------------    ------------    ------------    ------------    -------------   -------------    ------------


         41,628,247      30,286,066       8,743,542      27,813,892      134,242,127      37,214,342      28,725,733
        (48,923,844)    (26,803,702)     (6,999,337)    (27,406,541)    (117,926,387)    (36,213,391)    (22,967,678)
       ------------    ------------    ------------    ------------    -------------   -------------    ------------
         (7,295,597)      3,482,364       1,744,205         407,351       16,315,740       1,000,951       5,758,055
         20,521,366      16,148,073       4,454,843              --               --       7,256,685      10,538,638

        (84,981,298)    (74,957,584)    (19,014,028)      7,521,582     (151,655,313)   (104,506,413)    (46,688,390)
       ------------    ------------    ------------    ------------    -------------   -------------    ------------
        (71,755,529)    (55,327,147)    (12,814,980)      7,928,933     (135,339,573)    (96,248,777)    (30,391,697)
       ------------    ------------    ------------    ------------    -------------   -------------    ------------

       $(71,810,399)   $(54,506,811)   $(13,115,095)   $ 10,076,263    $(106,268,537)  $ (97,548,764)   $(30,494,781)
       ============    ============    ============    ============    =============   =============    ============








        MAINSTAY VP     MAINSTAY VP     MAINSTAY VP                                   ALGER AMERICAN
          MID CAP         S&P 500        SMALL CAP      MAINSTAY VP     MAINSTAY VP      SMALLCAP        CVS CALVERT
          VALUE--         INDEX--        GROWTH--     TOTAL RETURN--      VALUE--        GROWTH--      SOCIAL BALANCED
       INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS   INITIAL CLASS  CLASS O SHARES      PORTFOLIO
      ----------------------------------------------------------------------------------------------------------------


       $  1,393,835    $   7,068,592   $         --    $  3,761,337    $   4,653,077   $         --     $    781,876
         (1,234,384)      (4,239,230)      (410,691)     (1,554,692)        (898,063)      (699,778)        (453,486)
           (101,946)        (439,261)       (35,467)       (168,147)         (84,761)       (69,210)         (37,431)
       ------------    -------------   ------------    ------------    -------------   ------------     ------------
             57,505        2,390,101       (446,158)      2,038,498        3,670,253       (768,988)         290,959
       ------------    -------------   ------------    ------------    -------------   ------------     ------------


         30,524,634       82,554,141      9,139,219      33,371,252      201,754,255     15,486,811        7,932,728
        (25,755,003)     (91,508,912)    (9,406,178)    (43,008,670)    (202,178,691)    (9,309,324)      (8,348,412)
       ------------    -------------   ------------    ------------    -------------   ------------     ------------
          4,769,631       (8,954,771)      (266,959)     (9,637,418)        (424,436)     6,177,487         (415,684)
         11,888,144               --      5,874,902      14,756,141       25,516,232        754,608          436,805

        (51,282,950)    (139,684,515)   (20,125,928)    (44,999,670)     (32,632,144)   (38,799,764)     (12,411,451)
       ------------    -------------   ------------    ------------    -------------   ------------     ------------
        (34,625,175)    (148,639,286)   (14,517,985)    (39,880,947)      (7,540,348)   (31,867,669)     (12,390,330)
       ------------    -------------   ------------    ------------    -------------   ------------     ------------

       $(34,567,670)   $(146,249,185)  $(14,964,143)   $(37,842,449)   $  (3,870,095)  $(32,636,657)    $(12,099,371)
       ============    =============   ============    ============    =============   ============     ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2008




                                                            FIDELITY(R)
                                            DREYFUS IP          VIP        FIDELITY(R) VIP
                                            TECHNOLOGY        CONTRA-          EQUITY-
                                             GROWTH--        FUND(R)--        INCOME--
                                          INITIAL SHARES   INITIAL CLASS    INITIAL CLASS
                                          ------------------------------------------------


INVESTMENT INCOME (LOSS):
  Dividend income.......................    $        --    $   2,716,535    $  3,142,255
  Mortality and expense risk charges....       (182,217)      (3,873,685)     (1,842,661)
  Administrative charges................        (14,801)        (382,648)       (171,393)
                                            -----------    -------------    ------------
       Net investment income (loss).....       (197,018)      (1,539,798)      1,128,201
                                            -----------    -------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      5,426,072       69,816,073      40,509,993
  Cost of investments sold..............     (5,374,054)     (75,089,020)    (45,437,721)
                                            -----------    -------------    ------------
       Net realized gain (loss) on
          investments...................         52,018       (5,272,947)     (4,927,728)
  Realized gain distribution received...             --        9,123,567         156,054
  Change in unrealized appreciation
     (depreciation) on investments......     (6,927,336)    (160,163,753)    (69,921,292)
                                            -----------    -------------    ------------
       Net gain (loss) on investments...     (6,875,318)    (156,313,133)    (74,692,966)
                                            -----------    -------------    ------------
          Net increase (decrease) in net
            assets resulting from
            operations..................    $(7,072,336)   $(157,852,931)   $(73,564,765)
                                            ===========    =============    ============








                                               ROYCE
                                             SMALL-CAP
                                            PORTFOLIO--    T. ROWE PRICE       VAN ECK
                                            INVESTMENT     EQUITY INCOME      WORLDWIDE
                                               CLASS         PORTFOLIO       HARD ASSETS
                                          ------------------------------------------------


INVESTMENT INCOME (LOSS):
  Dividend income.......................   $    306,677    $  3,278,950     $   1,105,992
  Mortality and expense risk charges....       (618,568)     (1,945,012)       (5,606,513)
  Administrative charges................        (43,455)       (162,103)         (362,308)
                                           ------------    ------------     -------------
       Net investment income (loss).....       (355,346)      1,171,835        (4,862,829)
                                           ------------    ------------     -------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      9,254,666      43,817,787       100,663,100
  Cost of investments sold..............    (10,329,938)    (40,601,113)      (75,726,708)
                                           ------------    ------------     -------------
       Net realized gain (loss) on
          investments...................     (1,075,272)      3,216,674        24,936,392
  Realized gain distribution received...      3,942,541       4,700,431        60,563,289
  Change in unrealized appreciation
     (depreciation) on investments......    (17,410,803)    (71,549,215)     (285,872,755)
                                           ------------    ------------     -------------
       Net gain (loss) on investments ..    (14,543,534)    (63,632,110)     (200,373,074)
                                           ------------    ------------     -------------
          Net increase (decrease) in net
            assets resulting from
            operations..................   $(14,898,880)   $(62,460,275)    $(205,235,903)
                                           ============    ============     =============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III








                          JANUS ASPEN                                                           NEUBERGER
         JANUS ASPEN        SERIES                                                             BERMAN AMT          ROYCE
           SERIES          WORLDWIDE        MFS(R)                                               MID-CAP         MICRO-CAP
         BALANCED--        GROWTH--        INVESTORS     MFS(R) RESEARCH  MFS(R) UTILITIES       GROWTH         PORTFOLIO--
        INSTITUTIONAL    INSTITUTIONAL  TRUST SERIES--      SERIES--          SERIES--         PORTFOLIO--      INVESTMENT
           SHARES           SHARES       INITIAL CLASS    INITIAL CLASS     INITIAL CLASS        CLASS I           CLASS
      ----------------------------------------------------------------------------------------------------------------------


        $  8,768,974     $  1,434,930     $   157,936      $   111,074       $    77,460       $        --     $  1,528,439
          (4,411,757)      (1,577,680)       (245,142)        (266,317)          (73,509)          (71,825)        (765,831)
            (452,056)        (176,692)        (21,536)         (25,558)           (3,287)           (3,991)         (56,752)
        ------------     ------------     -----------      -----------       -----------       -----------     ------------
           3,905,161         (319,442)       (108,742)        (180,801)              664           (75,816)         705,856
        ------------     ------------     -----------      -----------       -----------       -----------     ------------


          81,630,772       29,989,944       5,120,275        5,272,055         1,870,501         1,816,545        9,413,175
         (74,247,702)     (42,711,329)     (4,637,257)      (4,694,720)       (1,713,689)       (1,232,545)     (11,955,655)
        ------------     ------------     -----------      -----------       -----------       -----------     ------------
           7,383,070      (12,721,385)        483,018          577,335           156,812           584,000       (2,542,480)
          23,955,202               --       1,304,063               --           801,833                --        6,405,078

         (96,728,193)     (56,562,279)     (8,735,636)      (9,105,768)       (3,375,396)       (3,265,725)     (33,662,328)
        ------------     ------------     -----------      -----------       -----------       -----------     ------------
         (65,389,921)     (69,283,664)     (6,948,555)      (8,528,433)       (2,416,751)       (2,681,725)     (29,799,730)
        ------------     ------------     -----------      -----------       -----------       -----------     ------------

        $(61,484,760)    $(69,603,106)    $(7,057,297)     $(8,709,234)      $(2,416,087)      $(2,757,541)    $(29,093,874)
        ============     ============     ===========      ===========       ===========       ===========     ============






         VAN KAMPEN
        UIF EMERGING
           MARKETS
          EQUITY--
           CLASS I
      ----------------


        $         --
          (1,121,590)
            (104,983)
        ------------
          (1,226,573)
        ------------


          28,003,052
         (18,379,448)
        ------------
           9,623,604
          25,320,456

         (97,657,301)
        ------------
         (62,713,241)
        ------------

        $(63,939,814)
        ============







The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2008





                                                                            MAINSTAY VP
                                            MAINSTAY VP     MAINSTAY VP       CAPITAL
                                            BALANCED--        BOND--      APPRECIATION--
                                           SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $         --    $  5,296,351    $    101,545
  Mortality and expense risk charges....     (1,586,895)     (1,801,573)       (590,473)
  Administrative charges................       (100,847)       (105,829)        (34,072)
                                           ------------    ------------    ------------
       Net investment income (loss).....     (1,687,742)      3,388,949        (523,000)
                                           ------------    ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     31,062,507      26,553,277       7,702,236
  Cost of investments sold..............    (33,380,037)    (26,018,346)     (7,197,860)
                                           ------------    ------------    ------------
       Net realized gain (loss) on
          investments...................     (2,317,530)        534,931         504,376
  Realized gain distribution received...        321,293          38,220              --
  Change in unrealized appreciation
     (depreciation)
     on investments.....................    (28,530,196)     (2,103,117)    (19,518,828)
                                           ------------    ------------    ------------
       Net gain (loss) on investments...    (30,526,433)     (1,529,966)    (19,014,452)
                                           ------------    ------------    ------------
          Net increase (decrease) in net
            assets resulting
            from operations.............   $(32,214,175)   $  1,858,983    $(19,537,452)
                                           ============    ============    ============







                                            MAINSTAY VP
                                            HIGH YIELD      MAINSTAY VP     MAINSTAY VP
                                             CORPORATE      ICAP SELECT    INTERNATIONAL
                                              BOND--         EQUITY--        EQUITY--
                                           SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $  36,645,426   $    700,008    $  2,024,769
  Mortality and expense risk charges....      (6,081,510)    (2,100,104)     (2,464,663)
  Administrative charges................        (338,357)      (121,828)       (148,091)
                                           -------------   ------------    ------------
       Net investment income (loss).....      30,225,559     (1,521,924)       (587,985)
                                           -------------   ------------    ------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      74,158,631     20,043,557      29,908,432
  Cost of investments sold..............     (80,141,281)   (22,042,257)    (27,115,167)
                                           -------------   ------------    ------------
       Net realized gain (loss) on
          investments...................      (5,982,650)    (1,998,700)      2,793,265
  Realized gain distribution received...              --      6,292,554      20,194,937
  Change in unrealized appreciation
     (depreciation)
     on investments.....................    (136,995,894)   (84,454,876)    (77,213,383)
                                           -------------   ------------    ------------
       Net gain (loss) on investments...    (142,978,544)   (80,161,022)    (54,225,181)
                                           -------------   ------------    ------------
          Net increase (decrease) in net
            assets resulting
            from operations.............   $(112,752,985)  $(81,682,946)   $(54,813,166)
                                           =============   ============    ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III










        MAINSTAY VP     MAINSTAY VP                     MAINSTAY VP     MAINSTAY VP                     MAINSTAY VP
          COMMON       CONSERVATIVE     MAINSTAY VP     DEVELOPING       FLOATING       MAINSTAY VP       GROWTH
          STOCK--      ALLOCATION--    CONVERTIBLE--     GROWTH--         RATE--       GOVERNMENT--    ALLOCATION--
       SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------


       $    615,792    $      6,261    $  2,332,768    $         --    $  7,922,322    $  3,719,918    $    422,467
           (732,332)     (1,983,245)     (1,690,026)       (435,447)     (2,252,912)     (1,532,849)     (1,107,964)
            (46,105)       (115,002)        (96,808)        (26,266)       (133,872)        (86,782)        (84,971)
       ------------    ------------    ------------    ------------    ------------    ------------    ------------
           (162,645)     (2,091,986)        545,934        (461,713)      5,535,538       2,100,287        (770,468)
       ------------    ------------    ------------    ------------    ------------    ------------    ------------


          8,993,542      27,595,105      14,390,824       9,790,065      78,934,940      27,770,014      11,437,918
         (9,019,002)    (28,821,412)    (15,068,556)     (8,815,599)    (89,653,749)    (26,741,322)    (12,559,788)
       ------------    ------------    ------------    ------------    ------------    ------------    ------------
            (25,460)     (1,226,307)       (677,732)        974,466     (10,718,809)      1,028,692      (1,121,870)
          6,779,198       1,111,099      14,988,906       7,008,665              --              --       1,795,341

        (29,380,870)    (28,100,620)    (63,992,685)    (26,647,086)    (32,651,441)      5,829,147     (37,603,045)
       ------------    ------------    ------------    ------------    ------------    ------------    ------------
        (22,627,132)    (28,215,828)    (49,681,511)    (18,663,955)    (43,370,250)      6,857,839     (36,929,574)
       ------------    ------------    ------------    ------------    ------------    ------------    ------------

       $(22,789,777)   $(30,307,814)   $(49,135,577)   $(19,125,668)   $(37,834,712)   $  8,958,126    $(37,700,042)
       ============    ============    ============    ============    ============    ============    ============







                                                                                        MAINSTAY VP
        MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP     MAINSTAY VP      MODERATE       MAINSTAY VP
         LARGE CAP        MID CAP         MID CAP         MID CAP        MODERATE         GROWTH          S&P 500
         GROWTH--         CORE--         GROWTH--         VALUE--      ALLOCATION--    ALLOCATION--       INDEX--
       SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------


       $         --    $     32,670    $         --    $  1,632,673    $    476,620    $    865,094    $  3,768,674
           (761,263)     (1,332,510)     (1,659,872)     (1,803,713)     (2,803,465)     (2,778,441)     (2,738,597)
            (45,743)        (78,602)        (97,956)       (109,435)       (182,779)       (192,591)       (171,339)
       ------------    ------------    ------------    ------------    ------------    ------------    ------------
           (807,006)     (1,378,442)     (1,757,828)       (280,475)     (2,509,624)     (2,105,938)        858,738
       ------------    ------------    ------------    ------------    ------------    ------------    ------------


          9,603,636      19,350,096      24,418,939      26,620,554      27,818,037      27,283,847      28,259,474
         (9,270,627)    (20,178,720)    (22,169,965)    (29,198,492)    (29,600,774)    (30,181,964)    (26,150,575)
       ------------    ------------    ------------    ------------    ------------    ------------    ------------
            333,009        (828,624)      2,248,974      (2,577,938)     (1,782,737)     (2,898,117)      2,108,899
                 --      10,661,879      10,974,372      17,254,033       2,588,337       3,252,253              --

        (25,878,635)    (55,712,780)    (75,863,254)    (62,645,176)    (58,800,703)    (76,609,207)    (89,128,705)
       ------------    ------------    ------------    ------------    ------------    ------------    ------------
        (25,545,626)    (45,879,525)    (62,639,908)    (47,969,081)    (57,995,103)    (76,255,071)    (87,019,806)
       ------------    ------------    ------------    ------------    ------------    ------------    ------------

       $(26,352,632)   $(47,257,967)   $(64,397,736)   $(48,249,556)   $(60,504,727)   $(78,361,009)   $(86,161,068)
       ============    ============    ============    ============    ============    ============    ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the year ended December 31, 2008





                                            MAINSTAY VP
                                             SMALL CAP      MAINSTAY VP     MAINSTAY VP
                                             GROWTH--     TOTAL RETURN--      VALUE--
                                           SERVICE CLASS   SERVICE CLASS   SERVICE CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $         --    $  1,198,336    $   2,436,810
  Mortality and expense risk charges....       (741,739)       (585,481)        (522,237)
  Administrative charges................        (48,775)        (32,587)         (29,355)
                                           ------------    ------------    -------------
       Net investment income (loss).....       (790,514)        580,268        1,885,218
                                           ------------    ------------    -------------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      9,639,624       7,989,926      106,031,019
  Cost of investments sold..............    (11,716,405)     (8,232,142)    (118,057,199)
                                           ------------    ------------    -------------
       Net realized gain (loss) on
          investments...................     (2,076,781)       (242,216)     (12,026,180)
  Realized gain distribution received...     10,507,181       5,155,404       13,849,345
  Change in unrealized appreciation
     (depreciation) on investments......    (33,123,326)    (18,329,062)      (5,659,919)
                                           ------------    ------------    -------------
       Net gain (loss) on investments...    (24,692,926)    (13,415,874)      (3,836,754)
                                           ------------    ------------    -------------
          Net increase (decrease) in net
            assets resulting from
            operations..................   $(25,483,440)   $(12,835,606)   $  (1,951,536)
                                           ============    ============    =============







                                            JANUS ASPEN
                                              SERIES          MFS(R)          MFS(R)
                                             WORLDWIDE       INVESTORS       RESEARCH
                                             GROWTH--     TRUST SERIES--     SERIES--
                                          SERVICE SHARES   SERVICE CLASS   SERVICE CLASS
                                          ----------------------------------------------

INVESTMENT INCOME (LOSS):
  Dividend income.......................   $    317,315     $    37,361     $    24,549
  Mortality and expense risk charges....       (443,036)       (105,012)       (132,483)
  Administrative charges................        (29,082)         (6,701)         (7,855)
                                           ------------     -----------     -----------
       Net investment income (loss).....       (154,803)        (74,352)       (115,789)
                                           ------------     -----------     -----------

REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....      6,110,014       1,535,343       1,904,635
  Cost of investments sold..............     (5,850,728)     (1,423,888)     (1,591,244)
                                           ------------     -----------     -----------
       Net realized gain (loss) on
          investments...................        259,286         111,455         313,391
  Realized gain distribution received...             --         501,600              --
  Change in unrealized appreciation
     (depreciation) on investments......    (17,953,064)     (3,453,524)     (4,196,109)
                                           ------------     -----------     -----------
       Net gain (loss) on investments...    (17,693,778)     (2,840,469)     (3,882,718)
                                           ------------     -----------     -----------
          Net increase (decrease) in net
            assets resulting from
            operations..................   $(17,848,581)    $(2,914,821)    $(3,998,507)
                                           ============     ===========     ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III










                                                        FIDELITY(R)     FIDELITY(R)
                      COLUMBIA SMALL                        VIP             VIP         FIDELITY(R)
      ALGER AMERICAN     CAP VALUE      DREYFUS IP        CONTRA-         EQUITY-           VIP         JANUS ASPEN
         SMALLCAP     FUND, VARIABLE    TECHNOLOGY       FUND(R)--       INCOME--        MID CAP--        SERIES
         GROWTH--        SERIES--        GROWTH--      SERVICE CLASS   SERVICE CLASS   SERVICE CLASS    BALANCED--
      CLASS S SHARES      CLASS B     SERVICE SHARES         2               2               2        SERVICE SHARES
      --------------------------------------------------------------------------------------------------------------


       $         --    $    190,137    $         --    $   2,334,624   $  3,175,438    $     425,719   $  2,837,432
           (658,250)       (594,300)       (347,897)      (4,120,405)    (2,040,781)      (2,490,374)    (1,679,278)
            (41,872)        (41,479)        (24,997)        (267,863)      (123,282)        (173,824)      (106,514)
       ------------    ------------    ------------    -------------   ------------    -------------   ------------
           (700,122)       (445,642)       (372,894)      (2,053,644)     1,011,375       (2,238,479)     1,051,640
       ------------    ------------    ------------    -------------   ------------    -------------   ------------


          9,953,040      12,050,880       4,664,751       27,711,349     25,049,174       31,748,198     15,846,198
         (7,252,544)    (14,746,315)     (4,911,752)     (32,271,636)   (31,984,080)     (34,705,151)   (14,667,331)
       ------------    ------------    ------------    -------------   ------------    -------------   ------------
          2,700,496      (2,695,435)       (247,001)      (4,560,287)    (6,934,906)      (2,956,953)     1,178,867
            647,888       5,107,539              --        8,149,254        147,439       29,825,862      7,991,346

        (30,715,331)    (15,716,563)    (12,341,084)    (157,178,663)   (69,987,855)    (109,785,221)   (32,492,169)
       ------------    ------------    ------------    -------------   ------------    -------------   ------------
        (27,366,947)    (13,304,459)    (12,588,085)    (153,589,696)   (76,775,322)     (82,916,312)   (23,321,956)
       ------------    ------------    ------------    -------------   ------------    -------------   ------------

       $(28,067,069)   $(13,750,101)   $(12,960,979)   $(155,643,340)  $(75,763,947)   $ (85,154,791)  $(22,270,316)
       ============    ============    ============    =============   ============    =============   ============







                         NEUBERGER
                        BERMAN AMT                      VAN KAMPEN
          MFS(R)          MID-CAP                      UIF EMERGING     VICTORY VIF
         UTILITIES        GROWTH       T. ROWE PRICE      MARKETS       DIVERSIFIED
         SERIES--       PORTFOLIO--    EQUITY INCOME     EQUITY--         STOCK--
       SERVICE CLASS      CLASS S      PORTFOLIO--II     CLASS II     CLASS A SHARES
      ------------------------------------------------------------------------------


       $   5,938,795   $         --    $  3,758,876    $          --   $    174,633
          (6,476,342)      (415,341)     (2,567,268)      (1,688,189)      (314,092)
            (407,249)       (27,840)       (161,170)        (101,256)       (23,339)
       -------------   ------------    ------------    -------------   ------------
            (944,796)      (443,181)      1,030,438       (1,789,445)      (162,798)
       -------------   ------------    ------------    -------------   ------------


          86,812,033      9,749,923      32,163,422       23,443,597      4,910,733
         (80,376,228)    (9,323,639)    (34,236,617)     (23,278,957)    (5,204,747)
       -------------   ------------    ------------    -------------   ------------
           6,435,805        426,284      (2,073,195)         164,640       (294,014)
          72,296,155             --       5,529,793       35,485,556      3,526,720

        (287,591,775)   (16,238,759)    (82,695,079)    (124,684,528)   (13,419,638)
       -------------   ------------    ------------    -------------   ------------
        (208,859,815)   (15,812,475)    (79,238,481)     (89,034,332)   (10,186,932)
       -------------   ------------    ------------    -------------   ------------

       $(209,804,611)  $(16,255,656)   $(78,208,043)   $ (90,823,777)  $(10,349,730)
       =============   ============    ============    =============   ============






The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2008
and December 31, 2007




                                                                                                       MAINSTAY VP
                                                                           MAINSTAY VP                   CAPITAL
                                                                             BOND--                   APPRECIATION--
                                                                          INITIAL CLASS               INITIAL CLASS
                                                               ----------------------------------    ---------------
                                                                     2008               2007               2008
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  3,982,521       $  3,354,848      $  (1,441,917)
     Net realized gain (loss) on investments................          333,230            957,880        (14,558,958)
     Realized gain distribution received....................           43,056                 --                 --
     Change in unrealized appreciation (depreciation)
       on investments.......................................       (1,641,778)         3,446,949        (62,644,898)
                                                                 ------------       ------------      -------------
       Net increase (decrease) in net assets resulting
          from operations...................................        2,717,029          7,759,677        (78,645,773)
                                                                 ------------       ------------      -------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................        1,446,517          1,905,822          2,135,253
     Policyowners' surrenders...............................      (24,660,476)       (22,870,453)       (21,478,182)
     Policyowners' annuity and death benefits...............       (2,080,294)        (2,067,520)        (2,297,433)
     Net transfers from (to) Fixed Account..................       (3,879,159)           379,568         (3,135,824)
     Transfers between Investment Divisions.................        7,556,558          1,810,585        (11,005,858)
                                                                 ------------       ------------      -------------
       Net contributions and (withdrawals)..................      (21,616,854)       (20,841,998)       (35,782,044)
                                                                 ------------       ------------      -------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (11,363)           (27,990)           166,913
                                                                 ------------       ------------      -------------
          Increase (decrease) in net assets.................      (18,911,188)       (13,110,311)      (114,260,904)
NET ASSETS:
     Beginning of year......................................      156,616,111        169,726,422        222,117,070
                                                                 ------------       ------------      -------------
     End of year............................................     $137,704,923       $156,616,111      $ 107,856,166
                                                                 ============       ============      =============


                                                                 MAINSTAY VP
                                                                   CAPITAL
                                                                APPRECIATION--
                                                                INITIAL CLASS
                                                               ---------------
                                                                     2007
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $ (3,103,331)
     Net realized gain (loss) on investments................      (19,785,753)
     Realized gain distribution received....................               --
     Change in unrealized appreciation (depreciation)
       on investments.......................................       48,630,395
                                                                 ------------
       Net increase (decrease) in net assets resulting
          from operations...................................       25,741,311
                                                                 ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................        3,179,339
     Policyowners' surrenders...............................      (36,251,455)
     Policyowners' annuity and death benefits...............       (2,605,248)
     Net transfers from (to) Fixed Account..................         (188,681)
     Transfers between Investment Divisions.................      (19,411,814)
                                                                 ------------
       Net contributions and (withdrawals)..................      (55,277,859)
                                                                 ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................         (109,863)
                                                                 ------------
          Increase (decrease) in net assets.................      (29,646,411)
NET ASSETS:
     Beginning of year......................................      251,763,481
                                                                 ------------
     End of year............................................     $222,117,070
                                                                 ============







                                                                           MAINSTAY VP
                                                                           DEVELOPING                  MAINSTAY VP
                                                                            GROWTH--                   GOVERNMENT--
                                                                          INITIAL CLASS               INITIAL CLASS
                                                               ----------------------------------    ---------------
                                                                     2008               2007               2008
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (300,115)      $  (383,207)       $  2,147,330
     Net realized gain (loss) on investments................        1,744,205         3,191,792             407,351
     Realized gain distribution received....................        4,454,843         1,196,586                  --
     Change in unrealized appreciation (depreciation)
       on investments.......................................      (19,014,028)        3,618,652           7,521,582
                                                                 ------------       -----------        ------------
       Net increase (decrease) in net assets resulting
          from operations...................................      (13,115,095)        7,623,823          10,076,263
                                                                 ------------       -----------        ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................          157,359           259,140           2,247,377
     Policyowners' surrenders...............................       (2,458,209)       (3,533,676)        (20,822,731)
     Policyowners' annuity and death benefits...............          (83,728)         (246,225)         (1,656,233)
     Net transfers from (to) Fixed Account..................         (291,161)          153,811          (2,391,777)
     Transfers between Investment Divisions.................       (1,601,570)        2,852,636          37,590,960
                                                                 ------------       -----------        ------------
       Net contributions and (withdrawals)..................       (4,277,309)         (514,314)         14,967,596
                                                                 ------------       -----------        ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           29,120           (26,671)            (17,297)
                                                                 ------------       -----------        ------------
          Increase (decrease) in net assets.................      (17,363,284)        7,082,838          25,026,562
NET ASSETS:
     Beginning of year......................................       29,733,357        22,650,519         110,413,818
                                                                 ------------       -----------        ------------
     End of year............................................     $ 12,370,073       $29,733,357        $135,440,380
                                                                 ============       ===========        ============


                                                                 MAINSTAY VP
                                                                 GOVERNMENT--
                                                                INITIAL CLASS
                                                               ---------------
                                                                     2007
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  3,684,310
     Net realized gain (loss) on investments................         (452,911)
     Realized gain distribution received....................               --
     Change in unrealized appreciation (depreciation)
       on investments.......................................        2,461,372
                                                                 ------------
       Net increase (decrease) in net assets resulting
          from operations...................................        5,692,771
                                                                 ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................        1,299,617
     Policyowners' surrenders...............................      (17,259,683)
     Policyowners' annuity and death benefits...............       (1,742,940)
     Net transfers from (to) Fixed Account..................          165,607
     Transfers between Investment Divisions.................       (3,157,559)
                                                                 ------------
       Net contributions and (withdrawals)..................      (20,694,958)
                                                                 ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (19,966)
                                                                 ------------
          Increase (decrease) in net assets.................      (15,022,153)
NET ASSETS:
     Beginning of year......................................      125,435,971
                                                                 ------------
     End of year............................................     $110,413,818
                                                                 ============




Not all investment divisions are available under all policies.



The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III











                                               MAINSTAY VP
               MAINSTAY VP                        COMMON                       MAINSTAY VP
                   CASH                          STOCK--                      CONVERTIBLE--
                MANAGEMENT                    INITIAL CLASS                   INITIAL CLASS
     ------------------------------- ------------------------------- -------------------------------
           2008            2007            2008            2007            2008            2007
     -----------------------------------------------------------------------------------------------




      $   2,048,886    $  6,813,162   $     (54,870)   $   (633,600)   $    820,336    $  1,279,545
             10,904          (1,353)     (7,295,597)     (2,133,619)      3,482,364       8,049,869
                 --              --      20,521,366      16,922,385      16,148,073       4,225,743

             15,509           2,420     (84,981,298)     (4,318,295)    (74,957,584)      7,961,017
      -------------    ------------   -------------    ------------    ------------    ------------

          2,075,299       6,814,229     (71,810,399)      9,836,871     (54,506,811)     21,516,174
      -------------    ------------   -------------    ------------    ------------    ------------

         70,622,293      59,310,387       1,784,132       2,458,098       1,351,179       2,356,062
       (116,943,972)    (67,491,054)    (21,526,980)    (37,669,057)    (20,388,561)    (25,743,903)
         (2,406,323)     (1,779,276)     (1,672,928)     (2,042,339)     (1,491,369)     (1,816,159)
        (18,205,589)      6,422,712      (3,010,628)        231,300      (2,712,951)        454,449
        307,461,634      94,435,897     (13,313,547)    (13,512,758)        413,871      (3,976,674)
      -------------    ------------   -------------    ------------    ------------    ------------

        240,528,043      90,898,666     (37,739,951)    (50,534,756)    (22,827,831)    (28,726,225)
      -------------    ------------   -------------    ------------    ------------    ------------

            (17,407)        (28,556)        151,126         (40,397)         82,317         (84,382)
      -------------    ------------   -------------    ------------    ------------    ------------
        242,585,935      97,684,339    (109,399,224)    (40,738,282)    (77,252,325)     (7,294,433)

        282,074,694     184,390,355     218,317,142     259,055,424     168,716,592     176,011,025
      -------------    ------------   -------------    ------------    ------------    ------------

      $ 524,660,629    $282,074,694   $ 108,917,918    $218,317,142    $ 91,464,267    $168,716,592
      =============    ============   =============    ============    ============    ============







               MAINSTAY VP
                HIGH YIELD                     MAINSTAY VP                     MAINSTAY VP
                CORPORATE                      ICAP SELECT                       INCOME &
                  BOND--                         EQUITY--                        GROWTH--
              INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS
     ------------------------------- ------------------------------- -------------------------------
           2008            2007            2008            2007            2008            2007
     -----------------------------------------------------------------------------------------------



      $  29,071,036   $  27,287,651   $  (1,299,987)   $   (625,707)       $--         $    615,936
         16,315,740      30,191,637       1,000,951       5,372,829         --            3,381,065
                 --              --       7,256,685       2,926,236         --            6,905,687

       (151,655,313)    (51,755,745)   (104,506,413)     (4,212,188)        --          (11,319,906)
      -------------   -------------   -------------    ------------        ---         ------------

       (106,268,537)      5,723,543     (97,548,764)      3,461,170         --             (417,218)
      -------------   -------------   -------------    ------------        ---         ------------

          3,348,537       6,228,412       1,437,594       1,308,108         --              484,999
        (64,662,503)    (86,625,517)    (21,880,207)    (12,558,766)        --           (4,776,924)
         (6,180,991)     (8,390,774)     (1,808,640)       (752,950)        --             (463,496)
        (12,498,363)        223,583      (4,264,992)      1,168,237         --               60,131
        (25,955,965)    (26,263,872)    176,773,315      48,746,760         --          (44,723,918)
      -------------   -------------   -------------    ------------        ---         ------------
       (105,949,285)   (114,828,168)    150,257,070      37,911,389         --          (49,419,208)
      -------------   -------------   -------------    ------------        ---         ------------


            104,747         (15,489)        126,759         (10,853)        --                1,147
      -------------   -------------   -------------    ------------        ---         ------------
       (212,113,075)   (109,120,114)     52,835,065      41,361,706         --          (49,835,279)

        508,659,843     617,779,957      95,052,605      53,690,899         --           49,835,279
      -------------   -------------   -------------    ------------        ---         ------------
      $ 296,546,768   $ 508,659,843   $ 147,887,670    $ 95,052,605        $--         $         --
      =============   =============   =============    ============        ===         ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2008
and December 31, 2007



                                                                           MAINSTAY VP                 MAINSTAY VP
                                                                          INTERNATIONAL                 LARGE CAP
                                                                            EQUITY--                     GROWTH--
                                                                          INITIAL CLASS               INITIAL CLASS
                                                               ----------------------------------    ---------------
                                                                     2008               2007               2008
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (103,084)      $ (1,104,158)      $   (817,898)
     Net realized gain (loss) on investments................        5,758,055         12,827,015         (2,800,536)
     Realized gain distribution received....................       10,538,638          8,094,435                 --
     Change in unrealized appreciation (depreciation)
       on investments.......................................      (46,688,390)       (15,178,784)       (24,976,644)
                                                                 ------------       ------------       ------------
       Net increase (decrease) in net assets resulting
          from operations...................................      (30,494,781)         4,638,508        (28,595,078)
                                                                 ------------       ------------       ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................        1,112,282          2,570,610            775,656
     Policyowners' surrenders...............................      (11,974,848)       (20,363,460)        (8,433,364)
     Policyowners' annuity and death benefits...............         (659,283)          (602,861)          (365,781)
     Net transfers from (to) Fixed Account..................       (2,321,043)         1,558,451           (942,120)
     Transfers between Investment Divisions.................       (9,730,687)         3,740,693          3,908,051
                                                                 ------------       ------------       ------------
       Net contributions and (withdrawals)..................      (23,573,579)       (13,096,567)        (5,057,558)
                                                                 ------------       ------------       ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           77,809            (18,275)            55,056
                                                                 ------------       ------------       ------------
          Increase (decrease) in net assets.................      (53,990,551)        (8,476,334)       (33,597,580)

NET ASSETS:
     Beginning of year......................................      124,217,494        132,693,828         73,061,631
                                                                 ------------       ------------       ------------
     End of year............................................     $ 70,226,943       $124,217,494       $ 39,464,051
                                                                 ============       ============       ============


                                                                 MAINSTAY VP
                                                                  LARGE CAP
                                                                   GROWTH--
                                                                INITIAL CLASS
                                                               ---------------
                                                                     2007
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (991,411)
     Net realized gain (loss) on investments................       (2,119,595)
     Realized gain distribution received....................               --
     Change in unrealized appreciation (depreciation)
       on investments.......................................       15,628,016
                                                                 ------------
       Net increase (decrease) in net assets resulting
          from operations...................................       12,517,010
                                                                 ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................          792,349
     Policyowners' surrenders...............................      (12,061,175)
     Policyowners' annuity and death benefits...............         (443,052)
     Net transfers from (to) Fixed Account..................          249,606
     Transfers between Investment Divisions.................        1,474,619
                                                                 ------------
       Net contributions and (withdrawals)..................       (9,987,653)
                                                                 ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (45,279)
                                                                 ------------
          Increase (decrease) in net assets.................        2,484,078

NET ASSETS:
     Beginning of year......................................       70,577,553
                                                                 ------------
     End of year............................................     $ 73,061,631
                                                                 ============







                                                                           MAINSTAY VP
                                                                            SMALL CAP                  MAINSTAY VP
                                                                            GROWTH--                  TOTAL RETURN--
                                                                          INITIAL CLASS               INITIAL CLASS
                                                               ----------------------------------    ---------------
                                                                     2008               2007               2008
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $   (446,158)      $   (724,147)      $  2,038,498
     Net realized gain (loss) on investments................         (266,959)         4,826,628         (9,637,418)
     Realized gain distribution received....................        5,874,902          3,283,659         14,756,141
     Change in unrealized appreciation (depreciation)
       on investments.......................................      (20,125,928)        (9,218,529)       (44,999,670)
                                                                 ------------       ------------       ------------
       Net increase (decrease) in net assets resulting
          from operations...................................      (14,964,143)        (1,832,389)       (37,842,449)
                                                                 ------------       ------------       ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................          333,869            574,065          1,030,496
     Policyowners' surrenders...............................       (3,825,303)        (6,377,037)       (18,544,143)
     Policyowners' annuity and death benefits...............         (135,305)          (119,599)        (2,429,982)
     Net transfers from (to) Fixed Account..................         (534,344)            93,718         (2,781,092)
     Transfers between Investment Divisions.................       (2,887,794)        (6,259,841)        (7,648,159)
                                                                 ------------       ------------       ------------
       Net contributions and (withdrawals)..................       (7,048,877)       (12,088,694)       (30,372,880)
                                                                 ------------       ------------       ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................           31,883              8,359             72,983
                                                                 ------------       ------------       ------------
          Increase (decrease) in net assets.................      (21,981,137)       (13,912,724)       (68,142,346)

NET ASSETS:
     Beginning of year......................................       41,514,287         55,427,011        154,596,716
                                                                 ------------       ------------       ------------
     End of year............................................     $ 19,533,150       $ 41,514,287       $ 86,454,370
                                                                 ============       ============       ============


                                                                 MAINSTAY VP
                                                                TOTAL RETURN--
                                                                INITIAL CLASS
                                                               ---------------
                                                                     2007
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  1,184,141
     Net realized gain (loss) on investments................       (2,927,008)
     Realized gain distribution received....................       10,849,255
     Change in unrealized appreciation (depreciation)
       on investments.......................................        1,156,236
                                                                 ------------
       Net increase (decrease) in net assets resulting
          from operations...................................       10,262,624
                                                                 ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................        1,831,773
     Policyowners' surrenders...............................      (25,115,171)
     Policyowners' annuity and death benefits...............       (2,658,103)
     Net transfers from (to) Fixed Account..................         (647,272)
     Transfers between Investment Divisions.................       (8,235,809)
                                                                 ------------
       Net contributions and (withdrawals)..................      (34,824,582)
                                                                 ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          (40,692)
                                                                 ------------
          Increase (decrease) in net assets.................      (24,602,650)

NET ASSETS:
     Beginning of year......................................      179,199,366
                                                                 ------------
     End of year............................................     $154,596,716
                                                                 ============



Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III










               MAINSTAY VP                     MAINSTAY VP                     MAINSTAY VP             MAINSTAY VP
                 MID CAP                         MID CAP                         MID CAP                 S&P 500
                  CORE--                         GROWTH--                        VALUE--                 INDEX--
              INITIAL CLASS                   INITIAL CLASS                   INITIAL CLASS           INITIAL CLASS
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2008            2007            2008            2007            2008            2007            2008
     ---------------------------------------------------------------------------------------------------------------



       $   (586,167)   $   (837,810)   $   (955,169)   $ (1,429,956)   $     57,505    $   (741,962)  $   2,390,101
          1,652,222       6,803,262       5,821,485      10,639,116       4,769,631      11,130,545      (8,954,771)
          5,558,295       7,039,249       5,880,897       6,507,338      11,888,144      11,020,661              --

        (32,315,925)    (10,093,508)    (47,167,847)     (2,712,535)    (51,282,950)    (23,672,539)   (139,684,515)
       ------------    ------------    ------------    ------------    ------------    ------------   -------------

        (25,691,575)      2,911,193     (36,420,634)     13,003,963     (34,567,670)     (2,263,295)   (146,249,185)
       ------------    ------------    ------------    ------------    ------------    ------------   -------------


            578,715       1,106,739         895,263       1,272,696       1,062,755       1,942,120       3,024,719
         (6,094,739)     (9,010,591)     (7,839,755)    (11,327,203)    (12,188,889)    (18,409,888)    (44,440,936)
           (339,934)       (277,886)       (572,431)       (489,274)       (752,537)       (974,084)     (4,113,455)
           (983,179)        193,767      (1,447,986)        142,419      (1,986,191)        236,406      (6,887,110)
         (6,073,741)     (1,474,010)    (10,536,046)     (4,946,550)    (12,895,714)     (7,337,829)    (21,549,996)
       ------------    ------------    ------------    ------------    ------------    ------------   -------------
        (12,912,878)     (9,461,981)    (19,500,955)    (15,347,912)    (26,760,576)    (24,543,275)    (73,966,778)
       ------------    ------------    ------------    ------------    ------------    ------------   -------------


             50,775         (10,151)         79,041         (49,754)         82,773           3,913         305,886
       ------------    ------------    ------------    ------------    ------------    ------------   -------------
        (38,553,678)     (6,560,939)    (55,842,548)     (2,393,703)    (61,245,473)    (26,802,657)   (219,910,077)


         69,516,988      76,077,927      94,044,121      96,437,824     121,088,381     147,891,038     435,640,932
       ------------    ------------    ------------    ------------    ------------    ------------   -------------
       $ 30,963,310    $ 69,516,988    $ 38,201,573    $ 94,044,121    $ 59,842,908    $121,088,381   $ 215,730,855
       ============    ============    ============    ============    ============    ============   =============


       MAINSTAY VP
         S&P 500
         INDEX--
      INITIAL CLASS
     ---------------
           2007
     ---------------

      $     346,183
         14,223,452
                 --

          5,483,605
      -------------

         20,053,240
      -------------


          5,364,839
        (76,144,020)
         (6,565,729)
           (239,194)
        (27,166,915)
      -------------
       (104,751,019)
      -------------


            (84,582)
      -------------
        (84,782,361)


        520,423,293
      -------------
      $ 435,640,932
      =============







                                                                                                        DREYFUS IP
               MAINSTAY VP                    ALGER AMERICAN                   CVS CALVERT              TECHNOLOGY
                 VALUE--                    SMALLCAP GROWTH--                SOCIAL BALANCED             GROWTH--
              INITIAL CLASS                   CLASS O SHARES                    PORTFOLIO             INITIAL SHARES
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2008            2007            2008            2007            2008            2007            2008
     ---------------------------------------------------------------------------------------------------------------



      $   3,670,253    $    165,890    $   (768,988)   $ (1,219,330)   $    290,959    $   350,004     $   (197,018)
           (424,436)     12,527,275       6,177,487      11,637,992        (415,684)       921,895           52,018
         25,516,232      18,041,384         754,608              --         436,805      2,269,857               --

        (32,632,144)    (27,751,851)    (38,799,764)      2,050,624     (12,411,451)    (2,949,843)      (6,927,336)
      -------------    ------------    ------------    ------------    ------------    -----------     ------------

         (3,870,095)      2,982,698     (32,636,657)     12,469,286     (12,099,371)       591,913       (7,072,336)
      -------------    ------------    ------------    ------------    ------------    -----------     ------------

            942,572       2,377,878         420,459       1,088,923       1,402,174      1,995,185          195,827
        (10,470,929)    (31,163,670)     (7,645,903)    (14,136,454)     (3,704,424)    (5,567,420)      (1,778,278)
         (1,037,863)     (2,453,355)       (319,680)       (581,650)       (245,659)      (304,351)         (49,758)
           (758,807)        518,195      (1,132,171)       (200,378)       (398,099)         3,480         (435,151)
       (188,061,550)    (11,071,340)     (5,137,850)     (6,873,550)     (1,732,654)    (1,796,495)      (1,089,566)
      -------------    ------------    ------------    ------------    ------------    -----------     ------------
       (199,386,577)    (41,792,292)    (13,815,145)    (20,703,109)     (4,678,662)    (5,669,601)      (3,156,926)
      -------------    ------------    ------------    ------------    ------------    -----------     ------------


             30,686         (17,723)         71,900         (42,602)         21,445         (3,627)          17,170
      -------------    ------------    ------------    ------------    ------------    -----------     ------------
       (203,225,986)    (38,827,317)    (46,379,902)     (8,276,425)    (16,756,588)    (5,081,315)     (10,212,092)


        203,225,986     242,053,303      78,286,122      86,562,547      40,117,091     45,198,406       18,802,145
      -------------    ------------    ------------    ------------    ------------    -----------     ------------
      $          --    $203,225,986    $ 31,906,220    $ 78,286,122    $ 23,360,503    $40,117,091     $  8,590,053
      =============    ============    ============    ============    ============    ===========     ============


        DREYFUS IP
        TECHNOLOGY
         GROWTH--
      INITIAL SHARES
     ---------------
           2007
     ---------------

       $  (277,307)
           821,347
                --
         1,747,372
       -----------
         2,291,412
       -----------

           232,720
        (2,698,844)
          (193,335)
            27,087
          (154,321)
       -----------
        (2,786,693)
       -----------

            (9,797)
       -----------
          (505,078)

        19,307,223
       -----------
       $18,802,145
       ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2008
and December 31, 2007




                                                                         FIDELITY(R) VIP             FIDELITY(R) VIP
                                                                         CONTRAFUND(R)--             EQUITY-INCOME--
                                                                          INITIAL CLASS               INITIAL CLASS
                                                               ----------------------------------    ---------------
                                                                     2008               2007               2008
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $  (1,539,798)      $ (2,231,132)     $   1,128,201
     Net realized gain (loss) on investments................       (5,272,947)        21,497,867         (4,927,728)
     Realized gain distribution received....................        9,123,567         97,874,832            156,054
     Change in unrealized appreciation (depreciation)
       on investments.......................................     (160,163,753)       (56,246,641)       (69,921,292)
                                                                -------------       ------------      -------------
       Net increase (decrease) in net assets resulting
          from operations...................................     (157,852,931)        60,894,926        (73,564,765)
                                                                -------------       ------------      -------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................        2,934,110          4,676,556          1,511,505
     Policyowners' surrenders...............................      (41,021,716)       (64,400,779)       (21,367,579)
     Policyowners' annuity and death benefits...............       (2,446,459)        (3,622,425)        (2,324,975)
     Net transfers from (to) Fixed Account..................       (5,271,213)         1,395,132         (3,526,171)
     Transfers between Investment Divisions.................      (12,950,870)        (9,583,316)       (10,405,422)
                                                                -------------       ------------      -------------
       Net contributions and (withdrawals)..................      (58,756,148)       (71,534,832)       (36,112,642)
                                                                -------------       ------------      -------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the
       Separate Account.....................................          328,666           (237,332)           155,827
                                                                -------------       ------------      -------------
          Increase (decrease) in net assets.................     (216,280,413)       (10,877,238)      (109,521,580)

NET ASSETS:
     Beginning of year......................................      402,562,556        413,439,794        194,250,896
                                                                -------------       ------------      -------------
     End of year............................................    $ 186,282,143       $402,562,556      $  84,729,316
                                                                =============       ============      =============


                                                               FIDELITY(R) VIP
                                                               EQUITY-INCOME--
                                                                INITIAL CLASS
                                                               ---------------
                                                                     2007
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $    523,053
     Net realized gain (loss) on investments................        6,990,131
     Realized gain distribution received....................       16,407,638
     Change in unrealized appreciation (depreciation)
       on investments.......................................      (22,341,685)
                                                                 ------------
       Net increase (decrease) in net assets resulting
          from operations...................................        1,579,137
                                                                 ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................        2,572,301
     Policyowners' surrenders...............................      (34,700,117)
     Policyowners' annuity and death benefits...............       (3,068,546)
     Net transfers from (to) Fixed Account..................          216,497
     Transfers between Investment Divisions.................       (4,672,997)
                                                                 ------------
       Net contributions and (withdrawals)..................      (39,652,862)
                                                                 ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the
       Separate Account.....................................          (12,339)
                                                                 ------------
          Increase (decrease) in net assets.................      (38,086,064)

NET ASSETS:
     Beginning of year......................................      232,336,960
                                                                 ------------
     End of year............................................     $194,250,896
                                                                 ============





                                                                                                        NEUBERGER
                                                                                                          BERMAN
                                                                                                           AMT
                                                                                                         MID-CAP
                                                                        MFS(R) UTILITIES                  GROWTH
                                                                            SERIES--                   PORTFOLIO--
                                                                          INITIAL CLASS                  CLASS I
                                                               ----------------------------------    ---------------
                                                                     2008               2007               2008
                                                               -----------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $       664        $   (35,578)       $   (75,816)
     Net realized gain (loss) on investments................         156,812            822,646            584,000
     Realized gain distribution received....................         801,833            423,905                 --
     Change in unrealized appreciation (depreciation)
       on investments.......................................      (3,375,396)           188,850         (3,265,725)
                                                                 -----------        -----------        -----------
       Net increase (decrease) in net assets resulting
          from operations...................................      (2,416,087)         1,399,823         (2,757,541)
                                                                 -----------        -----------        -----------
  Contributions and (Withdrawals):
     Payments received from policyowners, net of reversals..            (398)            30,619             (1,002)
     Policyowners' surrenders...............................        (665,566)        (1,036,299)          (567,003)
     Policyowners' annuity and death benefits...............         (83,142)           (60,346)           (50,185)
     Net transfers from (to) Fixed Account..................         (76,318)           263,096           (198,896)
     Transfers between Investment Divisions.................         194,326            413,232           (702,044)
                                                                 -----------        -----------        -----------
       Net contributions and (withdrawals)..................        (631,098)          (389,698)        (1,519,130)
                                                                 -----------        -----------        -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the
       Separate Account.....................................           4,921             (4,300)             6,274
                                                                 -----------        -----------        -----------
          Increase (decrease) in net assets.................      (3,042,264)         1,005,825         (4,270,397)

NET ASSETS:
     Beginning of year......................................       6,338,874          5,333,049          7,299,423
                                                                 -----------        -----------        -----------
     End of year............................................     $ 3,296,610        $ 6,338,874        $ 3,029,026
                                                                 ===========        ===========        ===========


                                                                  NEUBERGER
                                                                    BERMAN
                                                                     AMT
                                                                   MID-CAP
                                                                    GROWTH
                                                                 PORTFOLIO--
                                                                   CLASS I
                                                               ---------------
                                                                     2007
                                                               ---------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................     $  (110,837)
     Net realized gain (loss) on investments................         725,329
     Realized gain distribution received....................              --
     Change in unrealized appreciation (depreciation)
       on investments.......................................         778,608
                                                                 -----------
       Net increase (decrease) in net assets resulting
          from operations...................................       1,393,100
                                                                 -----------
  Contributions and (Withdrawals):
     Payments received from policyowners, net of reversals..             539
     Policyowners' surrenders...............................        (954,323)
     Policyowners' annuity and death benefits...............         (65,911)
     Net transfers from (to) Fixed Account..................         (78,560)
     Transfers between Investment Divisions.................         (80,696)
                                                                 -----------
       Net contributions and (withdrawals)..................      (1,178,951)
                                                                 -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the
       Separate Account.....................................          (5,564)
                                                                 -----------
          Increase (decrease) in net assets.................         208,585

NET ASSETS:
     Beginning of year......................................       7,090,838
                                                                 -----------
     End of year............................................     $ 7,299,423
                                                                 ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III








                                               JANUS ASPEN
               JANUS ASPEN                        SERIES
                  SERIES                        WORLDWIDE
                BALANCED--                       GROWTH--                    MFS(R) INVESTORS        MFS(R) RESEARCH
              INSTITUTIONAL                   INSTITUTIONAL                   TRUST SERIES--             SERIES--
                  SHARES                          SHARES                      INITIAL CLASS           INITIAL CLASS
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2008            2007            2008            2007            2008            2007            2008
     ---------------------------------------------------------------------------------------------------------------



      $   3,905,161    $  4,482,634    $   (319,442)   $ (1,297,625)   $   (108,742)   $  (146,320)    $   (180,801)
          7,383,070      15,804,423     (12,721,385)    (13,152,483)        483,018      1,292,355          577,335
         23,955,202              --              --              --       1,304,063        218,127               --


        (96,728,193)     17,604,452
                                        (56,562,279)     30,235,137      (8,735,636)       785,622       (9,105,768)
      -------------    ------------    ------------    ------------    ------------    -----------     ------------


        (61,484,760)     37,891,509
                                        (69,603,106)     15,785,029      (7,057,297)     2,149,784       (8,709,234)
      -------------    ------------    ------------    ------------    ------------    -----------     ------------


          3,435,815       4,744,478
                                          1,529,147       2,642,138         152,820        264,716          202,029
        (50,352,623)    (73,722,479)    (17,172,623)    (31,022,268)     (3,139,987)    (4,327,642)      (2,638,154)
         (4,553,212)     (5,927,490)     (1,100,392)     (2,005,030)       (158,090)      (309,368)        (237,998)
         (7,828,721)       (507,725)     (1,940,675)        (61,941)       (468,298)       145,479         (379,572)
        (13,552,387)    (22,253,266)     (6,670,026)    (10,069,450)       (221,046)    (1,114,683)      (1,417,578)
      -------------    ------------    ------------    ------------    ------------    -----------     ------------
        (72,851,128)    (97,666,482)    (25,354,569)    (40,516,551)     (3,834,601)    (5,341,498)      (4,471,273)
      -------------    ------------    ------------    ------------    ------------    -----------     ------------





            128,426        (143,904)
                                            139,179         (68,638)         14,946         (7,968)          19,309
      -------------    ------------    ------------    ------------    ------------    -----------     ------------
       (134,207,462)    (59,918,877)    (94,818,496)    (24,800,160)    (10,876,952)    (3,199,682)     (13,161,198)


        402,186,215     462,105,092     170,687,540     195,487,700      23,299,036     26,498,718       26,446,672
      -------------    ------------    ------------    ------------    ------------    -----------     ------------
      $ 267,978,753    $402,186,215    $ 75,869,044    $170,687,540    $ 12,422,084    $23,299,036     $ 13,285,474
      =============    ============    ============    ============    ============    ===========     ============


     MFS(R) RESEARCH
         SERIES--
      INITIAL CLASS
     ---------------
           2007
     ---------------

       $  (211,979)
         1,831,463
                --



         1,742,753
       -----------



         3,362,237
       -----------



           235,167
        (6,746,904)
          (261,113)
           (96,027)
        (2,177,275)
       -----------
        (9,046,152)
       -----------






           (12,889)
       -----------
        (5,696,804)


        32,143,476
       -----------
       $26,446,672
       ===========







                  ROYCE                           ROYCE
                MICRO-CAP                       SMALL-CAP                     T. ROWE PRICE              VAN ECK
               PORTFOLIO--                     PORTFOLIO--                    EQUITY INCOME             WORLDWIDE
             INVESTMENT CLASS                INVESTMENT CLASS                   PORTFOLIO              HARD ASSETS
     ------------------------------- ------------------------------- ------------------------------- ---------------
           2008            2007            2008            2007            2008            2007            2008
     ---------------------------------------------------------------------------------------------------------------



       $    705,856    $    45,231     $   (355,346)   $  (595,388)    $  1,171,835    $    489,317   $  (4,862,829)
         (2,542,480)     1,023,540       (1,075,272)       694,269        3,216,674      13,469,910      24,936,392
          6,405,078      5,306,113        3,942,541      1,949,472        4,700,431      12,037,356      60,563,289


        (33,662,328)    (5,617,112)     (17,410,803)    (4,132,349)     (71,549,215)    (21,001,658)   (285,872,755)
       ------------    -----------     ------------    -----------     ------------    ------------   -------------


        (29,093,874)       757,772      (14,898,880)    (2,083,996)     (62,460,275)      4,994,925    (205,235,903)
       ------------    -----------     ------------    -----------     ------------    ------------   -------------


          7,910,555     15,601,188        5,493,478      9,962,379        1,127,390       2,303,817      34,984,709
         (3,739,447)    (3,991,228)      (3,413,807)    (2,560,172)     (21,190,262)    (34,681,650)    (30,089,786)
           (262,337)      (175,692)        (139,843)      (121,018)      (1,603,434)     (2,076,299)     (2,422,221)
          1,690,847      3,302,436          979,945      2,074,758       (3,212,995)      1,045,775       2,897,449
           (991,396)     2,254,970        7,199,786      2,418,785      (12,340,559)     (4,834,368)     (9,417,076)
       ------------    -----------     ------------    -----------     ------------    ------------   -------------
          4,608,222     16,991,674       10,119,559     11,774,732      (37,219,860)    (38,242,725)     (4,046,925)
       ------------    -----------     ------------    -----------     ------------    ------------   -------------



             48,770        (10,305)          19,014          5,110          139,311         (23,385)        191,012
       ------------    -----------     ------------    -----------     ------------    ------------   -------------
        (24,436,882)    17,739,141       (4,760,307)     9,695,846      (99,540,824)    (33,271,185)   (209,091,816)


         63,264,478     45,525,337       42,846,016     33,150,170      193,917,795     227,188,980     424,553,253
       ------------    -----------     ------------    -----------     ------------    ------------   -------------
       $ 38,827,596    $63,264,478     $ 38,085,709    $42,846,016     $ 94,376,971    $193,917,795   $ 215,461,437
       ============    ===========     ============    ===========     ============    ============   =============


         VAN ECK
        WORLDWIDE
       HARD ASSETS
     ---------------
           2007
     ---------------

       $ (4,867,799)
         25,189,100
         36,287,961


         66,381,268
       ------------


        122,990,530
       ------------


         48,551,072
        (36,885,030)
         (1,060,896)
         10,187,698
         14,062,743
       ------------
         34,855,587
       ------------



           (431,956)
       ------------
        157,414,161

        267,139,092
       ------------
       $424,553,253
       ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2008
and December 31, 2007



                                              VAN KAMPEN
                                             UIF EMERGING
                                               MARKETS
                                               EQUITY--
                                               CLASS I
                                    -----------------------------
                                        2008            2007
                                    -----------------------------

INCREASE (DECREASE) IN NET
  ASSETS:
  Operations:
     Net investment income
       (loss)....................   $ (1,226,573)   $ (1,134,217)
     Net realized gain (loss) on
       investments...............      9,623,604      20,845,704
     Realized gain distribution
       received..................     25,320,456      12,725,817
     Change in unrealized
       appreciation
       (depreciation)
       on investments............    (97,657,301)      4,001,788
                                    ------------    ------------
       Net increase (decrease) in
          net assets resulting
          from operations........    (63,939,814)     36,439,092
                                    ------------    ------------
  Contributions and
     (Withdrawals):
     Payments received from
       policyowners..............      1,091,053       1,444,992
     Policyowners' surrenders....    (10,968,645)    (15,478,999)
     Policyowners' annuity and
       death benefits............       (650,719)       (533,266)
     Net transfers from (to)
       Fixed Account.............     (1,246,218)        788,513
     Transfers between Investment
       Divisions.................     (9,329,711)       (312,901)
                                    ------------    ------------
       Net contributions and
          (withdrawals)..........    (21,104,240)    (14,091,661)
                                    ------------    ------------
     Increase (decrease)
       attributable to New York
       Life Insurance and Annuity
       Corporation charges
       retained by the Separate
       Account...................        139,243        (150,104)
                                    ------------    ------------
          Increase (decrease) in
            net assets...........    (84,904,811)     22,197,327

NET ASSETS:
     Beginning of year...........    126,926,314     104,728,987
                                    ------------    ------------
     End of year.................   $ 42,021,503    $126,926,314
                                    ============    ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III








                      (THIS PAGE INTENTIONALLY LEFT BLANK)

For the years ended December 31, 2008
and December 31, 2007




                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                          BALANCED--                            BOND--
                                                                         SERVICE CLASS                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $ (1,687,742)     $    681,897      $  3,388,949      $  2,102,784
     Net realized gain (loss) on investments................      (2,317,530)        2,219,401           534,931            57,480
     Realized gain distribution received....................         321,293         4,998,801            38,220                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................     (28,530,196)       (6,830,873)       (2,103,117)        2,273,517
                                                                ------------      ------------      ------------      ------------
       Net increase (decrease) in net assets resulting from
          operations........................................     (32,214,175)        1,069,226         1,858,983         4,433,781
                                                                ------------      ------------      ------------      ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       4,899,088        16,993,656        14,334,440        13,534,327
     Policyowners' surrenders...............................      (8,593,698)       (9,698,999)       (8,407,006)       (5,593,136)
     Policyowners' annuity and death benefits...............        (984,975)       (1,319,618)         (798,879)         (609,989)
     Net transfers from (to) Fixed Account..................        (487,426)        5,715,347         1,353,245         2,304,443
     Transfers between Investment Divisions.................     (18,732,648)        1,384,585        11,562,819         6,620,087
     Contributions (withdrawal) of seed money by New York
       Life Insurance and Annuity Corporation...............              --        (5,801,973)               --                --
                                                                ------------      ------------      ------------      ------------
       Net contributions and (withdrawals)..................     (23,899,659)        7,272,998        18,044,619        16,255,732
                                                                ------------      ------------      ------------      ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          60,622            (7,022)           (8,328)          (17,060)
                                                                ------------      ------------      ------------      ------------
          Increase (decrease) in net assets.................     (56,053,212)        8,335,202        19,895,274        20,672,453

NET ASSETS:
     Beginning of year......................................     137,419,390       129,084,188       104,198,795        83,526,342
                                                                ------------      ------------      ------------      ------------
     End of year............................................    $ 81,366,178      $137,419,390      $124,094,069      $104,198,795
                                                                ============      ============      ============      ============






                                              MAINSTAY VP                         MAINSTAY VP
                                              DEVELOPING                           FLOATING
                                               GROWTH--                             RATE--
                                             SERVICE CLASS                       SERVICE CLASS
                                   --------------------------------    --------------------------------
                                        2008              2007              2008              2007
                                   --------------------------------------------------------------------

INCREASE (DECREASE) IN NET
  ASSETS:
  Operations:
     Net investment income
       (loss)....................   $   (461,713)      $  (471,361)     $   5,535,538     $  9,606,621
     Net realized gain (loss) on
       investments...............        974,466         1,692,363        (10,718,809)      (1,527,987)
     Realized gain distribution
       received..................      7,008,665         1,538,429                 --               --
     Change in unrealized
       appreciation
       (depreciation) on
       investments...............    (26,647,086)        5,694,295        (32,651,441)      (7,187,025)
                                    ------------       -----------      -------------     ------------
       Net increase (decrease) in
          net assets resulting
          from operations........    (19,125,668)        8,453,726        (37,834,712)         891,609
                                    ------------       -----------      -------------     ------------
  Contributions and
     (Withdrawals):
     Payments received from
       policyowners..............      3,736,193         5,331,209          8,808,735       56,493,733
     Policyowners' surrenders....     (1,655,282)       (1,481,806)       (16,438,689)     (18,496,539)
     Policyowners' annuity and
       death benefits............       (153,049)          (83,905)        (1,222,325)        (730,896)
     Net transfers from (to)
       Fixed Account.............        385,041           637,030         (7,997,338)      15,703,844
     Transfers between Investment
       Divisions.................     (3,914,232)        3,988,042        (47,205,595)      (4,454,719)
     Contributions (withdrawal)
       of seed money by New York
       Life Insurance and Annuity
       Corporation...............             --                --                 --      (24,153,978)
                                    ------------       -----------      -------------     ------------
       Net contributions and
          (withdrawals)..........     (1,601,329)        8,390,570        (64,055,212)      24,361,445
                                    ------------       -----------      -------------     ------------
     Increase (decrease)
       attributable to New York
       Life Insurance and Annuity
       Corporation charges
       retained by the Separate
       Account...................         41,890           (31,455)            20,065          (14,634)
                                    ------------       -----------      -------------     ------------
          Increase (decrease) in
            net assets...........    (20,685,107)       16,812,841       (101,869,859)      25,238,420
NET ASSETS:
     Beginning of year...........     40,131,342        23,318,501        205,138,757      179,900,337
                                    ------------       -----------      -------------     ------------
     End of year.................   $ 19,446,235       $40,131,342      $ 103,268,898     $205,138,757
                                    ============       ===========      =============     ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III










              MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
                CAPITAL                        COMMON                     CONSERVATIVE                  MAINSTAY VP
             APPRECIATION--                   STOCK--                     ALLOCATION--                 CONVERTIBLE--
             SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



      $   (523,000)   $  (829,112)  $   (162,645)   $  (248,364)  $ (2,091,986)  $  1,658,383   $    545,934   $    698,492
           504,376      2,266,600        (25,460)     1,524,905     (1,226,307)     1,098,604       (677,732)     1,850,150
                --             --      6,779,198      4,614,771      1,111,099      1,728,450     14,988,906      2,927,352


       (19,518,828)     3,852,545    (29,380,870)    (4,200,609)   (28,100,620)      (487,565)   (63,992,685)     7,428,248
      ------------    -----------   ------------    -----------   ------------   ------------   ------------   ------------


       (19,537,452)     5,290,033    (22,789,777)     1,690,703    (30,307,814)     3,997,872    (49,135,577)    12,904,242
      ------------    -----------   ------------    -----------   ------------   ------------   ------------   ------------


         1,739,747      3,377,740      4,161,710      8,499,498     24,129,860     31,789,563     15,409,342     14,748,397
        (2,689,200)    (3,451,561)    (2,696,253)    (3,037,809)   (11,520,919)    (6,896,667)    (6,797,390)    (5,820,986)
          (212,134)      (300,842)      (134,505)      (226,773)    (1,208,098)      (960,796)      (713,658)      (380,818)
           (78,923)       487,287        433,388      1,897,900       (545,097)     8,234,740      1,929,067      3,156,034
        (3,154,451)    (5,152,101)    (4,833,983)      (534,322)    32,182,700     35,315,239      3,808,768       (409,121)

                --             --             --             --             --       (273,924)            --             --
      ------------    -----------   ------------    -----------   ------------   ------------   ------------   ------------
        (4,394,961)    (5,039,477)    (3,069,643)     6,598,494     43,038,446     67,208,155     13,636,129     11,293,506
      ------------    -----------   ------------    -----------   ------------   ------------   ------------   ------------



            43,676        (25,197)        48,384         (9,030)        44,456        (15,716)        72,562        (54,284)
      ------------    -----------   ------------    -----------   ------------   ------------   ------------   ------------
       (23,888,737)       225,359    (25,811,036)     8,280,167     12,775,088     71,190,311    (35,426,886)    24,143,464


        51,708,872     51,483,513     62,275,944     53,995,777    117,240,121     46,049,810    122,675,529     98,532,065
      ------------    -----------   ------------    -----------   ------------   ------------   ------------   ------------
      $ 27,820,135    $51,708,872   $ 36,464,908    $62,275,944   $130,015,209   $117,240,121   $ 87,248,643   $122,675,529
      ============    ===========   ============    ===========   ============   ============   ============   ============





                                                                         MAINSTAY VP
                                            MAINSTAY VP                  HIGH YIELD                MAINSTAY VP
              MAINSTAY VP                      GROWTH                     CORPORATE                ICAP SELECT
              GOVERNMENT--                  ALLOCATION--                   BOND--                    EQUITY--
             SERVICE CLASS                 SERVICE CLASS                SERVICE CLASS             SERVICE CLASS
     ----------------------------- ----------------------------- -------------------------- -------------------------
          2008           2007           2008           2007           2008         2007         2008         2007
     ----------------------------------------------------------------------------------------------------------------



      $  2,100,287    $ 2,099,942   $   (770,468)   $  (198,073) $  30,225,559 $ 23,577,036 $ (1,521,924)$   (661,918)
         1,028,692         43,851     (1,121,870)     1,022,713     (5,982,650)   2,803,059   (1,998,700)   1,860,599
                --             --      1,795,341      3,035,682             --           --    6,292,554    2,986,540


         5,829,147        847,402    (37,603,045)       482,824   (136,995,894) (24,971,643) (84,454,876)  (2,494,700)
      ------------    -----------   ------------    -----------  ------------- ------------ ------------ ------------


         8,958,126      2,991,195    (37,700,042)     4,343,146   (112,752,985)   1,408,452  (81,682,946)   1,690,521
      ------------    -----------   ------------    -----------  ------------- ------------ ------------ ------------


        15,399,234      8,226,341     14,854,382     26,380,961     32,575,602   71,955,912   18,363,718   26,482,479
        (8,141,142)    (3,365,606)    (4,597,435)    (4,240,153)   (26,997,392) (27,453,601)  (8,215,671)  (5,227,862)
          (668,744)      (416,722)      (164,385)      (252,521)    (3,909,581)  (3,520,835)    (790,115)    (203,687)
           850,436      1,097,773      1,400,922      4,399,905        165,254   16,361,607      634,886    4,519,344
        55,902,509      4,442,863      4,770,704     12,064,137    (39,341,931) (15,258,464)  96,847,726   41,914,667


                --             --             --       (290,337)            --           --           --           --
      ------------    -----------   ------------    -----------  ------------- ------------ ------------ ------------
        63,342,293      9,984,649     16,264,188     38,061,992    (37,508,048)  42,084,619  106,840,544   67,484,941
      ------------    -----------   ------------    -----------  ------------- ------------ ------------ ------------



           (14,428)       (11,243)        71,047        (17,209)       116,267       (7,392)     124,750       (7,601)
      ------------    -----------   ------------    -----------  ------------- ------------ ------------ ------------
        72,285,991     12,964,601    (21,364,807)    42,387,929   (150,144,766)  43,485,679   25,282,348   69,167,861


        68,566,153     55,601,552     84,464,396     42,076,467    467,548,307  424,062,628  105,237,435   36,069,574
      ------------    -----------   ------------    -----------  ------------- ------------ ------------ ------------
      $140,852,144    $68,566,153   $ 63,099,589    $84,464,396  $ 317,403,541 $467,548,307 $130,519,783 $105,237,435
      ============    ===========   ============    ===========  ============= ============ ============ ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2008
and December 31, 2007




                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                       INCOME & GROWTH--                INTERNATIONAL EQUITY--
                                                                         SERVICE CLASS                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------


INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................         $--          $    452,981      $   (587,985)     $ (1,883,623)
     Net realized gain (loss) on investments................          --            (1,352,609)        2,793,265         6,699,372
     Realized gain distribution received....................          --             5,630,271        20,194,937        12,652,070
     Change in unrealized appreciation (depreciation)  on
       investments..........................................          --            (5,449,890)      (77,213,383)      (12,872,632)
                                                                     ---          ------------      ------------      ------------
       Net increase (decrease) in net assets resulting  from
          operations........................................          --              (719,247)      (54,813,166)        4,595,187
                                                                     ---          ------------      ------------      ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................          --             3,029,958        16,416,956        43,433,203
     Policyowners' surrenders...............................          --            (1,587,342)       (8,671,300)      (12,423,625)
     Policyowners' annuity and death benefits...............          --              (155,103)         (769,628)         (472,788)
     Net transfers from (to) Fixed Account..................          --               638,847         2,156,005         9,882,495
     Transfers between Investment Divisions.................          --           (35,132,544)      (19,758,147)       (5,947,791)
                                                                     ---          ------------      ------------      ------------
       Net contributions and (withdrawals)..................          --           (33,206,184)      (10,626,114)       34,471,494
                                                                     ---          ------------      ------------      ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          --                 2,214           141,016           (22,317)
                                                                     ---          ------------      ------------      ------------
          Increase (decrease) in net assets.................          --           (33,923,217)      (65,298,264)       39,044,364
NET ASSETS:
     Beginning of year......................................          --            33,923,217       201,544,841       162,500,477
                                                                     ---          ------------      ------------      ------------
     End of year............................................         $--          $         --      $136,246,577      $201,544,841
                                                                     ===          ============      ============      ============






                                                                          MAINSTAY VP                         MAINSTAY VP
                                                                           MODERATE                         MODERATE GROWTH
                                                                         ALLOCATION--                        ALLOCATION--
                                                                         SERVICE CLASS                       SERVICE CLASS
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $ (2,509,624)     $  1,517,407      $ (2,105,938)     $    793,189
     Net realized gain (loss) on investments................      (1,782,737)        1,544,526        (2,898,117)        1,392,174
     Realized gain distribution received....................       2,588,337         3,721,777         3,252,253         5,980,435
     Change in unrealized appreciation (depreciation) on
       investments..........................................     (58,800,703)        1,445,952       (76,609,207)        1,480,004
                                                                ------------      ------------      ------------      ------------
       Net increase (decrease) in net assets resulting from
          operations........................................     (60,504,727)        8,229,662       (78,361,009)        9,645,802
                                                                ------------      ------------      ------------      ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................      36,735,988        52,643,209        33,843,285        58,372,118
     Policyowners' surrenders...............................     (12,459,747)       (9,903,898)      (13,043,838)       (8,523,117)
     Policyowners' annuity and death benefits...............      (1,444,369)       (1,256,263)         (607,484)         (461,215)
     Net transfers from (to) Fixed Account..................       3,462,640        14,560,590         2,809,217        14,531,423
     Transfers between Investment Divisions.................      27,710,116        26,495,050        15,344,337        22,725,182
     Contribution (withdrawals) of seed money by New York
       Life Insurance and Annuity Corporation...............              --          (280,539)               --          (286,972)
                                                                ------------      ------------      ------------      ------------
       Net contributions and (withdrawals)..................      54,004,628        82,258,149        38,345,517        86,357,419
                                                                ------------      ------------      ------------      ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          99,739           (32,844)          140,438           (38,458)
                                                                ------------      ------------      ------------      ------------
          Increase (decrease) in net assets.................      (6,400,360)       90,454,967       (39,875,054)       95,964,763
NET ASSETS:
     Beginning of year......................................     183,934,888        93,479,921       199,550,074       103,585,311
                                                                ------------      ------------      ------------      ------------
     End of year............................................    $177,534,528      $183,934,888      $159,675,020      $199,550,074
                                                                ============      ============      ============      ============




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III










              MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
               LARGE CAP                      MID CAP                       MID CAP                       MID CAP
                GROWTH--                       CORE--                       GROWTH--                      VALUE--
             SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



      $   (807,006)   $  (598,012)  $ (1,378,442)  $ (1,515,410)  $ (1,757,828)  $ (2,224,509)  $   (280,475)  $ (1,201,998)
           333,009        891,078       (828,624)     3,862,932      2,248,974      5,989,590     (2,577,938)     4,234,358
                --             --     10,661,879     11,405,849     10,974,372     10,141,291     17,254,033     13,664,107

       (25,878,635)     6,334,725    (55,712,780)   (11,167,817)   (75,863,254)     3,383,701    (62,645,176)   (21,653,089)
      ------------    -----------   ------------   ------------   ------------   ------------   ------------   ------------

       (26,352,632)     6,627,791    (47,257,967)     2,585,554    (64,397,736)    17,290,073    (48,249,556)    (4,956,622)
      ------------    -----------   ------------   ------------   ------------   ------------   ------------   ------------

         9,408,102      8,064,080      6,293,088     18,790,548      6,573,036     14,185,951      6,301,632     17,935,453
        (2,623,303)    (2,002,334)    (4,945,043)    (5,922,883)    (6,624,506)    (7,615,759)    (6,668,685)   (10,439,867)
          (181,619)      (110,577)      (409,672)      (378,808)      (338,987)      (527,636)      (712,314)      (689,291)
         1,121,082      2,251,869        380,587      3,147,826        348,621      2,971,856       (953,674)     3,661,064
        10,658,303      4,869,869    (10,141,690)    (2,952,368)   (13,874,950)    (3,751,359)   (15,670,676)    (5,713,334)
      ------------    -----------   ------------   ------------   ------------   ------------   ------------   ------------
        18,382,565     13,072,907     (8,822,730)    12,684,315    (13,916,786)     5,263,053    (17,703,717)     4,754,025
      ------------    -----------   ------------   ------------   ------------   ------------   ------------   ------------


            48,260        (25,063)        94,148        (11,735)       139,757        (72,022)       115,148         10,264
      ------------    -----------   ------------   ------------   ------------   ------------   ------------   ------------
        (7,921,807)    19,675,635    (55,986,549)    15,258,134    (78,174,765)    22,481,104    (65,838,125)      (192,333)

        50,089,157     30,413,522    116,095,053    100,836,919    149,912,810    127,431,706    153,921,574    154,113,907
      ------------    -----------   ------------   ------------   ------------   ------------   ------------   ------------
      $ 42,167,350    $50,089,157   $ 60,108,504   $116,095,053   $ 71,738,045   $149,912,810   $ 88,083,449   $153,921,574
      ============    ===========   ============   ============   ============   ============   ============   ============






              MAINSTAY VP                   MAINSTAY VP
                S&P 500                      SMALL CAP                    MAINSTAY VP                   MAINSTAY VP
                INDEX--                       GROWTH--                   TOTAL RETURN--                   VALUE--
             SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



      $    858,738   $   (282,780)  $   (790,514)   $(1,086,206)  $    580,268    $   226,247   $   1,885,218  $   (110,203)
         2,108,899      6,656,139     (2,076,781)     1,461,041       (242,216)     1,219,905     (12,026,180)    3,210,362
                --             --     10,507,181      5,066,617      5,155,404      3,274,857      13,849,345     9,080,567

       (89,128,705)     1,322,101    (33,123,326)    (8,767,104)   (18,329,062)    (2,065,516)     (5,659,919)  (12,013,541)
      ------------   ------------   ------------    -----------   ------------    -----------   -------------  ------------

       (86,161,068)     7,695,460    (25,483,440)    (3,325,652)   (12,835,606)     2,655,493      (1,951,536)      167,185
      ------------   ------------   ------------    -----------   ------------    -----------   -------------  ------------

         9,641,260     24,783,255      2,216,934      4,912,137      2,420,595      3,045,375       2,338,289    14,187,358
       (10,747,022)   (15,123,265)    (2,794,700)    (3,531,505)    (2,616,060)    (2,874,155)     (2,234,593)   (6,242,351)
          (896,090)      (972,715)      (291,660)      (252,061)      (374,477)      (324,137)       (102,298)     (500,336)
         1,171,574      4,768,310       (157,650)       767,128       (544,160)       773,060         239,662     2,517,492
       (11,214,312)   (12,168,378)    (3,695,616)    (4,182,852)    (2,712,974)    (3,043,738)   (102,525,926)   (5,084,648)

                --             --             --             --             --             --              --            --
      ------------   ------------   ------------    -----------   ------------    -----------   -------------  ------------
       (12,044,590)     1,287,207     (4,722,692)    (2,287,153)    (3,827,076)    (2,423,595)   (102,284,866)    4,877,515
      ------------   ------------   ------------    -----------   ------------    -----------   -------------  ------------


           183,759        (38,265)        54,409         13,355         25,562        (11,855)         16,269        (5,795)
      ------------   ------------   ------------    -----------   ------------    -----------   -------------  ------------
       (98,021,899)     8,944,402    (30,151,723)    (5,599,450)   (16,637,120)       220,043    (104,220,133)    5,038,905


       232,932,149    223,987,747     65,313,001     70,912,451     47,461,678     47,241,635     104,220,133    99,181,228
      ------------   ------------   ------------    -----------   ------------    -----------   -------------  ------------
      $134,910,250   $232,932,149   $ 35,161,278    $65,313,001   $ 30,824,558    $47,461,678   $          --  $104,220,133
      ============   ============   ============    ===========   ============    ===========   =============  ============





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2008
and December 31, 2007



                                                                                                            COLUMBIA SMALL
                                                                        ALGER AMERICAN                      CAP VALUE FUND,
                                                                       SMALLCAP GROWTH--                   VARIABLE SERIES--
                                                                        CLASS S SHARES                          CLASS B
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $   (700,122)      $  (983,751)     $   (445,642)      $  (677,085)
     Net realized gain (loss) on investments................       2,700,496         3,719,715        (2,695,435)        1,778,503
     Realized gain distribution received....................         647,888                --         5,107,539         5,731,242
     Change in unrealized appreciation (depreciation) on
       investments..........................................     (30,715,331)        6,084,778       (15,716,563)       (8,986,242)
                                                                ------------       -----------      ------------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................     (28,067,069)        8,820,742       (13,750,101)       (2,153,582)
                                                                ------------       -----------      ------------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................       1,020,441         6,136,073         2,700,681         8,082,516
     Policyowners' surrenders...............................      (2,625,864)       (3,452,074)       (2,742,344)       (3,383,640)
     Policyowners' annuity and death benefits...............        (139,058)          (70,976)         (211,980)         (167,214)
     Net transfers from (to) Fixed Account..................        (589,930)          970,090           145,470         1,586,402
     Transfers between Investment Divisions.................      (4,887,610)       (4,657,831)       (4,001,087)       (5,119,651)
                                                                ------------       -----------      ------------       -----------
       Net contributions and (withdrawals)..................      (7,222,021)       (1,074,718)       (4,109,260)          998,413
                                                                ------------       -----------      ------------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          64,065           (32,263)           30,104             7,755
                                                                ------------       -----------      ------------       -----------
          Increase (decrease) in net assets.................     (35,225,025)        7,713,761       (17,829,257)       (1,147,414)
NET ASSETS:
     Beginning of year......................................      64,037,340        56,323,579        49,766,125        50,913,539
                                                                ------------       -----------      ------------       -----------
     End of year............................................    $ 28,812,315       $64,037,340      $ 31,936,868       $49,766,125
                                                                ============       ===========      ============       ===========








                                                                      JANUS ASPEN SERIES                  JANUS ASPEN SERIES
                                                                          BALANCED--                      WORLDWIDE GROWTH--
                                                                        SERVICE SHARES                      SERVICE SHARES
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $  1,051,640      $    871,269      $   (154,803)      $  (344,134)
     Net realized gain (loss) on investments................       1,178,867         2,169,091           259,286         1,205,454
     Realized gain distribution received....................       7,991,346                --                --                --
     Change in unrealized appreciation (depreciation) on
       investments..........................................     (32,492,169)        5,959,978       (17,953,064)        1,495,676
                                                                ------------      ------------      ------------       -----------
       Net increase (decrease) in net assets resulting from
          operations........................................     (22,270,316)        9,000,338       (17,848,581)        2,356,996
                                                                ------------      ------------      ------------       -----------
  Contributions and (Withdrawals):
     Payments received from policyowners....................      13,051,442        13,282,294         3,190,196         5,505,221
     Policyowners' surrenders...............................      (6,686,306)       (6,536,395)       (1,974,200)       (1,840,465)
     Policyowners' annuity and death benefits...............        (833,538)         (704,427)          (58,781)         (137,298)
     Net transfers from (to) Fixed Account..................       2,548,051         3,300,060           391,680           793,803
     Transfers between Investment Divisions.................      (1,336,574)         (648,071)         (392,559)         (413,780)
                                                                ------------      ------------      ------------       -----------
       Net contributions and (withdrawals)..................       6,743,075         8,693,461         1,156,336         3,907,481
                                                                ------------      ------------      ------------       -----------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................          45,063           (37,349)           36,187           (12,340)
                                                                ------------      ------------      ------------       -----------
          Increase (decrease) in net assets.................     (15,482,178)       17,656,450       (16,656,058)        6,252,137
NET ASSETS:
     Beginning of year......................................     118,883,331       101,226,881        37,816,543        31,564,406
                                                                ------------      ------------      ------------       -----------
     End of year............................................    $103,401,153      $118,883,331      $ 21,160,485       $37,816,543
                                                                ============      ============      ============       ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III










               DREYFUS IP                                               FIDELITY(R) VIP
               TECHNOLOGY                 FIDELITY(R) VIP                   EQUITY-                   FIDELITY(R) VIP
                GROWTH--                  CONTRAFUND(R)--                   INCOME--                     MID CAP--
             SERVICE SHARES               SERVICE CLASS 2               SERVICE CLASS 2               SERVICE CLASS 2
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



      $   (372,894)   $  (416,631)  $  (2,053,644) $ (2,311,104)  $  1,011,375   $    249,505   $  (2,238,479) $ (2,165,952)
          (247,001)       567,188      (4,560,287)    5,761,653     (6,934,906)     2,166,963      (2,956,953)    7,240,752
                --             --       8,149,254    83,709,146        147,439     15,039,457      29,825,862    18,545,789

       (12,341,084)     3,037,210    (157,178,663)  (43,118,863)   (69,987,855)   (18,940,056)   (109,785,221)    2,566,118
      ------------    -----------   -------------  ------------   ------------   ------------   -------------  ------------

       (12,960,979)     3,187,767    (155,643,340)   44,040,832    (75,763,947)    (1,484,131)    (85,154,791)   26,186,707
      ------------    -----------   -------------  ------------   ------------   ------------   -------------  ------------

         2,287,426      3,202,832      30,830,388    53,471,840     10,703,412     30,601,679      12,864,294    22,051,109
        (1,534,005)    (1,699,773)    (15,027,030)  (14,789,150)    (8,093,795)    (9,903,327)    (13,354,771)  (16,715,204)
          (100,791)      (110,825)     (1,365,449)   (1,244,045)      (833,677)      (702,012)     (1,127,902)     (840,487)
           530,025        551,810       7,319,575    12,268,340        427,725      6,223,957       2,374,735     5,385,413
          (355,921)      (563,638)    (10,257,161)   (7,499,684)   (10,916,393)    (2,441,876)    (13,110,857)   (8,972,809)
      ------------    -----------   -------------  ------------   ------------   ------------   -------------  ------------
           826,734      1,380,406      11,500,323    42,207,301     (8,712,728)    23,778,421     (12,354,501)      908,022
      ------------    -----------   -------------  ------------   ------------   ------------   -------------  ------------


            30,022        (14,248)        322,807      (183,845)       161,470         (3,539)        160,874      (102,850)
      ------------    -----------   -------------  ------------   ------------   ------------   -------------  ------------
       (12,104,223)     4,553,925    (143,820,210)   86,064,288    (84,315,205)    22,290,751     (97,348,418)   26,991,879

        29,558,906     25,004,981     346,660,314   260,596,026    177,610,871    155,320,120     218,450,422   191,458,543
      ------------    -----------   -------------  ------------   ------------   ------------   -------------  ------------
      $ 17,454,683    $29,558,906   $ 202,840,104  $346,660,314   $ 93,295,666   $177,610,871   $ 121,102,004  $218,450,422
      ============    ===========   =============  ============   ============   ============   =============  ============





                                                                                                         NEUBERGER
                                                                                                         BERMAN AMT
                                                                                                          MID-CAP
            MFS(R) INVESTORS              MFS(R) RESEARCH               MFS(R) UTILITIES                   GROWTH
             TRUST SERIES--                   SERIES--                      SERIES--                    PORTFOLIO--
             SERVICE CLASS                 SERVICE CLASS                 SERVICE CLASS                    CLASS S
     ----------------------------- ----------------------------- ----------------------------- -----------------------------
          2008           2007           2008           2007           2008           2007           2008           2007
     -----------------------------------------------------------------------------------------------------------------------



       $   (74,352)   $  (72,948)    $  (115,789)   $  (104,676)  $    (944,796) $ (3,426,618)  $   (443,181)   $  (422,605)
           111,455       185,187         313,391        450,228       6,435,805    10,124,464        426,284      2,207,137
           501,600        61,124              --             --      72,296,155    27,977,178             --             --

        (3,453,524)      412,305      (4,196,109)       666,882    (287,591,775)   59,027,569    (16,238,759)     2,555,112
       -----------    ----------     -----------    -----------   -------------  ------------   ------------    -----------

        (2,914,821)      585,668      (3,998,507)     1,012,434    (209,804,611)   93,702,593    (16,255,656)     4,339,644
       -----------    ----------     -----------    -----------   -------------  ------------   ------------    -----------

         1,011,405       787,187         806,169      1,160,955      43,166,199    84,815,493      2,809,529      5,663,425
          (374,054)     (368,657)       (522,159)      (580,994)    (34,601,339)  (29,908,137)    (2,083,420)    (1,719,930)
          (142,674)      (25,702)        (82,266)       (48,623)     (2,680,865)   (1,920,181)      (185,052)       (83,677)
           157,965       195,747         179,731        356,620       3,722,620    20,778,074        550,819        907,614
          (143,296)       69,582        (429,937)      (125,230)    (34,143,914)   43,937,128       (546,644)     7,589,606
       -----------    ----------     -----------    -----------   -------------  ------------   ------------    -----------
           509,346       658,157         (48,462)       762,728     (24,537,299)  117,702,377        545,232     12,357,038
       -----------    ----------     -----------    -----------   -------------  ------------   ------------    -----------


             5,961        (2,341)          8,507         (4,190)        408,928      (282,255)        33,721        (17,830)
       -----------    ----------     -----------    -----------   -------------  ------------   ------------    -----------
        (2,399,514)    1,241,484      (4,038,462)     1,770,972    (233,932,982)  211,122,715    (15,676,703)    16,678,852

         8,024,943     6,783,459      10,605,535      8,834,563     533,678,329   322,555,614     35,088,771     18,409,919
       -----------    ----------     -----------    -----------   -------------  ------------   ------------    -----------
       $ 5,625,429    $8,024,943     $ 6,567,073    $10,605,535   $ 299,745,347  $533,678,329   $ 19,412,068    $35,088,771
       ===========    ==========     ===========    ===========   =============  ============   ============    ===========





The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 2008
and December 31, 2007



                                                                                                              VAN KAMPEN
                                                                         T. ROWE PRICE                       UIF EMERGING
                                                                         EQUITY INCOME                     MARKETS EQUITY--
                                                                         PORTFOLIO--II                         CLASS II
                                                               --------------------------------    --------------------------------
                                                                    2008              2007              2008              2007
                                                               --------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:
  Operations:
     Net investment income (loss)...........................    $  1,030,438      $   (109,396)     $  (1,789,445)    $ (1,336,757)
     Net realized gain (loss) on investments................      (2,073,195)        3,716,757            164,640       10,044,630
     Realized gain distribution received....................       5,529,793        13,036,401         35,485,556       13,028,309
     Change in unrealized appreciation (depreciation) on
       investments..........................................     (82,695,079)      (14,371,305)      (124,684,528)      15,982,610
                                                                ------------      ------------      -------------     ------------
       Net increase (decrease) in net assets resulting from
          operations........................................     (78,208,043)        2,272,457        (90,823,777)      37,718,792
                                                                ------------      ------------      -------------     ------------
  Contributions and (Withdrawals):
     Payments received from policyowners....................      12,022,966        33,739,055         17,070,107       28,349,921
     Policyowners' surrenders...............................      (9,540,473)      (12,902,701)        (6,764,609)      (5,921,441)
     Policyowners' annuity and death benefits...............      (1,121,317)       (1,265,614)          (340,395)        (221,533)
     Net transfers from (to) Fixed Account..................       2,042,392         7,493,567          3,239,441        4,445,105
     Transfers between Investment Divisions.................     (18,540,127)       (5,797,800)        (7,690,919)      (2,525,258)
                                                                ------------      ------------      -------------     ------------
       Net contributions and (withdrawals)..................     (15,136,559)       21,266,507          5,513,625       24,126,794
                                                                ------------      ------------      -------------     ------------
     Increase (decrease) attributable to New York Life
       Insurance and Annuity Corporation charges retained by
       the Separate Account.................................         174,955           (18,823)           190,483         (164,016)
                                                                ------------      ------------      -------------     ------------
          Increase (decrease) in net assets.................     (93,169,647)       23,520,141        (85,119,669)      61,681,570
NET ASSETS:
     Beginning of year......................................     218,064,315       194,544,174        152,222,919       90,541,349
                                                                ------------      ------------      -------------     ------------
     End of year............................................    $124,894,668      $218,064,315      $  67,103,250     $152,222,919
                                                                ============      ============      =============     ============







                                               VICTORY VIF
                                               DIVERSIFIED
                                                 STOCK--
                                             CLASS A SHARES
                                    --------------------------------
                                         2008              2007
                                    --------------------------------

INCREASE (DECREASE) IN NET
  ASSETS:
  Operations:
     Net investment income
       (loss)....................    $   (162,798)      $  (214,024)
     Net realized gain (loss) on
       investments...............        (294,014)          958,409
     Realized gain distribution
       received..................       3,526,720         1,946,548
     Change in unrealized
       appreciation
       (depreciation) on
       investments...............     (13,419,638)         (780,172)
                                     ------------       -----------
       Net increase (decrease) in
          net assets resulting
          from operations........     (10,349,730)        1,910,761
                                     ------------       -----------
  Contributions and
     (Withdrawals):
     Payments received from
       policyowners..............       2,105,945         2,033,306
     Policyowners' surrenders....      (1,503,474)       (2,212,976)
     Policyowners' annuity and
       death benefits............        (104,728)           (1,334)
     Net transfers from (to)
       Fixed Account.............         595,990           580,412
     Transfers between Investment
       Divisions.................         877,783           391,510
                                     ------------       -----------
       Net contributions and
          (withdrawals)..........       1,971,516           790,918
                                     ------------       -----------
     Increase (decrease)
       attributable to New York
       Life Insurance and Annuity
       Corporation charges
       retained by the Separate
       Account...................          19,347            (7,033)
                                     ------------       -----------
          Increase (decrease) in
            net assets...........      (8,358,867)        2,694,646
NET ASSETS:
     Beginning of year...........      25,558,803        22,864,157
                                     ------------       -----------
     End of year.................    $ 17,199,936       $25,558,803
                                     ============       ===========




Not all investment divisions are available under all policies.


The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III








                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTES TO FINANCIAL STATEMENTS

NOTE 1--Organization and Accounting Policies:

--------------------------------------------------------------------------------

NYLIAC Variable Annuity Separate Account-III ("Separate Account") was established on November 30, 1994, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. The Separate Account funds Series I policies (New York Life Variable Annuity, New York Life Flexible Premium Variable Annuity and New York Life Plus Variable Annuity), Series II policies (New York Life Access Variable Annuity), Series III policies (New York Life Premium Plus Variable Annuity), Series IV policies (New York Life Essentials Variable Annuity and New York Life Plus II Variable Annuity), Series V policies (New York Life Select Variable Annuity) and Series VI policies (New York Life Premium Plus II Variable Annuity). Effective December 4, 2006, sales of the New York Life Variable Annuity and New York Life Plus Variable Annuity were discontinued. Sales of the Series II policies formerly known as MainStay Access Variable Annuity were discontinued effective October 14, 2002.

     The Separate Account was established to receive and invest premium payments under Non-Qualified Deferred and Tax-Qualified Deferred Flexible Premium Variable Annuity Policies issued by NYLIAC. The Non-Qualified policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. The Qualified policies are designed to establish retirement benefits for individuals who participate in tax-qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors LLC and sold by registered representatives of NYLIFE Securities LLC and certain banking and financial institutions that have entered into selling agreements with NYLIAC and registered representatives of unaffiliated broker-dealers. NYLIFE Securities LLC is a wholly-owned subsidiary of NYLIFE LLC and NYLIFE Distributors LLC is a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"). NYLIFE LLC and NYLIM Holdings are both wholly-owned subsidiaries of New York Life Insurance Company. The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

     The assets of the Separate Account, which are currently all in the accumulation phase, are invested in shares of eligible portfolios of the MainStay VP Series Fund, Inc., the Alger American Fund, the Calvert Variable Series, Inc., the Columbia Funds Variable Insurance Trust, the Dreyfus Investment Portfolios, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series, the MFS(R) Variable Insurance Trust(SM), the Neuberger Berman Advisers Management Trust, the Royce Capital Fund, the T. Rowe Price Equity Series, Inc., the Van Eck Worldwide Insurance Trust, the Universal Institutional Funds, Inc. and the Victory Variable Insurance Funds (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account and the Dollar Cost Averaging Advantage Plan Accounts represent the general assets of NYLIAC. NYLIAC's Fixed Account and the Dollar Cost Averaging Advantage Plan Accounts may be charged with liabilities arising out of other business NYLIAC may conduct.

     New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of NYLIM Holdings, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, Institutional Capital LLC, a wholly-owned subsidiary of NYLIM Holdings, Lord, Abbett & Co. LLC and Winslow Capital Management Inc., to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc. Effective January 2, 2009, Madison Square Advisors LLC ("MSI") was added as a subadviser. The firm was established in January 2009 as an independent investment adviser and previously operated as an investment management division of NYLIM. MSI is a wholly-owned subsidiary of NYLIM Holdings LLC.

     The MainStay VP Cash Management, CVS Calvert Social Balanced Portfolio, Royce Micro-Cap Portfolio--Investment Class, Royce Small-Cap Portfolio--Investment Class and the Van Eck Worldwide Hard Assets offer one class of shares under this Separate Account which are presented within the initial class section. The MainStay VP Balanced--Service Class, MainStay VP Conservative Allocation--Service Class, MainStay VP Floating Rate--Service Class, MainStay VP Growth Allocation--Service Class, MainStay VP Moderate Allocation--Service Class, MainStay VP Moderate Growth Allocation--Service Class, Columbia Small Cap Value Fund, Variable Series--Class B, Fidelity(R) VIP Mid Cap--Service Class 2 and Victory VIF Diversified Stock--Class A Shares offer one class of shares under this Separate Account which are presented within the service class section.

     The following Investment Divisions, with their respective fund portfolios, are available in this Separate Account:

MainStay VP Bond--Initial Class
MainStay VP Capital Appreciation--Initial Class
MainStay VP Cash Management
MainStay VP Common Stock--Initial Class
MainStay VP Convertible--Initial Class
MainStay VP Developing Growth--Initial Class
MainStay VP Government--Initial Class
MainStay VP High Yield Corporate Bond--Initial Class
MainStay VP ICAP Select Equity--Initial Class(1)
MainStay VP International Equity--Initial Class
MainStay VP Large Cap Growth--Initial Class
MainStay VP Mid Cap Core--Initial Class
MainStay VP Mid Cap Growth--Initial Class
MainStay VP Mid Cap Value--Initial Class
MainStay VP S&P 500 Index--Initial Class
MainStay VP Small Cap Growth--Initial Class
MainStay VP Total Return--Initial Class
Alger American SmallCap Growth--Class O Shares(2)
CVS Calvert Social Balanced Portfolio
Dreyfus IP Technology Growth--Initial Shares
Fidelity(R) VIP Contrafund(R)--Initial Class
Fidelity(R) VIP Equity-Income--Initial Class
Janus Aspen Series Balanced--Institutional Shares
Janus Aspen Series Worldwide Growth--Institutional Shares
MFS(R) Investors Trust Series--Initial Class
MFS(R) Research Series--Initial Class
MFS(R) Utilities Series--Initial Class
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class I
Royce Micro-Cap Portfolio--Investment Class
Royce Small-Cap Portfolio--Investment Class
T. Rowe Price Equity Income Portfolio

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------

Van Eck Worldwide Hard Assets
Van Kampen UIF Emerging Markets Equity--Class I
MainStay VP Balanced--Service Class
MainStay VP Bond--Service Class
MainStay VP Capital Appreciation--Service Class
MainStay VP Common Stock--Service Class
MainStay VP Conservative Allocation--Service Class
MainStay VP Convertible--Service Class
MainStay VP Developing Growth--Service Class
MainStay VP Floating Rate--Service Class
MainStay VP Government--Service Class
MainStay VP Growth Allocation--Service Class
MainStay VP High Yield Corporate Bond--Service Class
MainStay VP ICAP Select Equity--Service Class(3)
MainStay VP International Equity--Service Class
MainStay VP Large Cap Growth--Service Class
MainStay VP Mid Cap Core--Service Class
MainStay VP Mid Cap Growth--Service Class
MainStay VP Mid Cap Value--Service Class
MainStay VP Moderate Allocation--Service Class
MainStay VP Moderate Growth Allocation--Service Class
MainStay VP S&P 500 Index--Service Class
MainStay VP Small Cap Growth--Service Class
MainStay VP Total Return--Service Class
Alger American SmallCap Growth--Class S Shares(4)
Columbia Small Cap Value Fund, Variable Series--Class B
Dreyfus IP Technology Growth--Service Shares
Fidelity(R) VIP Contrafund(R)--Service Class 2
Fidelity(R) VIP Equity-Income--Service Class 2
Fidelity(R) VIP Mid Cap--Service Class 2
Janus Aspen Series Balanced--Service Shares
Janus Aspen Series Worldwide Growth--Service Shares
MFS(R) Investors Trust Series--Service Class
MFS(R) Research Series--Service Class
MFS(R) Utilities Series--Service Class
Neuberger Berman AMT Mid-Cap Growth Portfolio--Class S
T. Rowe Price Equity Income Portfolio--II
Van Kampen UIF Emerging Markets Equity--Class II
Victory VIF Diversified Stock--Class A Shares

     Not all investment divisions are available under all policies.

     For all policies within Series I, III, IV, V and VI, initial premium payments are allocated to the Investment Divisions, Fixed Account(s) and/or Dollar Cost Averaging Advantage Plan Accounts (where available) within two Business Days after receipt. For Series IV policies, there are two Fixed Accounts available, a one-year and a three-year Fixed Account. For Series I, III, IV, V and VI, subsequent premium payments are allocated to the Investment Divisions, one year Fixed Account, three year Fixed Account (where available), and/or Dollar Cost Averaging Plan Accounts (where available) at the close of the Business Day they are received. For Series II policies, formerly known as LifeStages(R) Access Variable Annuity, subsequent premium payments are not permitted for policies purchased prior to November 15, 2004. For Series II policies, formerly known as MainStay Access Variable Annuity, subsequent premium payments are not permitted. In those states where NYLIAC offers a single premium version of the Series III and VI policies, only one premium payment is allowed. In those states where NYLIAC offers a modified version of the Series IV and V policies, subsequent premium payments are allowed only during the first policy year. In addition, for Series I, II, III, V and VI policies, the policyowner has the option to transfer amounts between the Investment Divisions of the Separate Account and the Fixed Account of NYLIAC subject to certain restrictions. For Series IV policies, the policyowner has the option to transfer amounts between the Investment divisions of the Separate Account and the one-year Fixed Account of NYLIAC. On the accompanying statement of changes in net assets, all references to the Fixed Account include the Fixed Account and the Dollar Cost Averaging Advantage Accounts.

     No Federal income tax is payable on investment income or capital gains of the Separate Account under current Federal income tax law.

     Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

     Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

     Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

     In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a consistent framework for measuring fair value, establishes a three-level fair value hierarchy based on the observability of inputs used to measure fair value, and requires enhanced disclosures about fair value measurements. The Company adopted SFAS 157 on January 1, 2008 and applied the provisions prospectively to financial assets that are required to be measured at fair value under existing U.S. GAAP. The adoption resulted in additional disclosures as required by the pronouncement but no change in our fair value calculation methodologies. Accordingly, the adoption had no impact on our financial condition or results of operations.

     SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. SFAS 157 also establishes a fair value hierarchy that requires an entity to

--------------------------------------------------------------------------------


maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

          Level 1--Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

          Level 2--Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data for substantially the full term of the asset.

          Level 3--Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

     The fair values of all the investments in the respective Fund Portfolios listed above, are at net asset values and the investments are considered actively traded and fall within Level 1.

     The amounts shown as net receivable from (payable to) NYLIAC on the Statement of Assets and Liabilities reflect transactions that occurred on the last business day of the reporting period. These amounts will be deposited to or withdrawn from the separate account in accordance with the policyowners' instructions on the first business day subsequent to the close of the period presented.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

-------

(1) The MainStay VP Value--Initial Class portfolio merged with and into the MainStay VP ICAP Select Equity--Initial Class portfolio on May 16, 2008.

(2) New allocations to Alger American SmallCap Growth--Class O Shares investment division will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007 (formerly known as Alger American Small Capitalization).

(3) The MainStay VP Value--Service Class portfolio merged with and into the MainStay VP ICAP Select Equity--Service Class portfolio on May 16, 2008.

(4) New allocations to Alger American Small Cap Growth--Class S Shares investment division will not be accepted from policyowners who were not invested in the investment division as of June 1, 2007 (formerly known as Alger American Small Capitalization).

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 2--Investments (in 000's):

--------------------------------------------------------------------------------

At December 31, 2008, the investments of the Separate Account are as follows:





                                              MAINSTAY VP
                            MAINSTAY VP         CAPITAL         MAINSTAY VP       MAINSTAY VP
                              BOND--        APPRECIATION--         CASH         COMMON STOCK--
                           INITIAL CLASS     INITIAL CLASS      MANAGEMENT       INITIAL CLASS
                          --------------------------------------------------------------------


Number of shares.......         9,976             6,540           526,797             9,045

Identified cost........      $136,779          $155,613          $526,808          $168,974







                            MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                              MID CAP           MID CAP           MID CAP           S&P 500
                              CORE--           GROWTH--           VALUE--           INDEX--
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Number of shares.......         4,386             5,120             9,139            11,785

Identified cost........       $55,676           $61,329           $98,652          $290,552



Investment activity for the year ended December 31, 2008 was as follows:





                                              MAINSTAY VP
                            MAINSTAY VP         CAPITAL         MAINSTAY VP       MAINSTAY VP
                              BOND--        APPRECIATION--         CASH         COMMON STOCK--
                           INITIAL CLASS     INITIAL CLASS      MANAGEMENT       INITIAL CLASS
                          --------------------------------------------------------------------


Purchases..............       $23,386           $ 1,948          $410,477           $23,778

Proceeds from sales....        41,294            39,642           165,043            41,628







                            MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                              MID CAP           MID CAP           MID CAP           S&P 500
                              CORE--           GROWTH--           VALUE--           INDEX--
                           INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
                          --------------------------------------------------------------------


Purchases..............       $ 7,932           $ 7,582           $15,339           $ 9,896

Proceeds from sales....        16,043            22,357            30,525            82,554



Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------


                                                              MAINSTAY VP
                          MAINSTAY VP                         HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
        MAINSTAY VP       DEVELOPING        MAINSTAY VP        CORPORATE        ICAP SELECT      INTERNATIONAL       LARGE CAP
       CONVERTIBLE--       GROWTH--        GOVERNMENT--         BOND--           EQUITY--          EQUITY--          GROWTH--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


           12,551             2,347            11,588            43,619            17,600             6,226             4,299

         $126,090           $22,551          $127,412          $411,670          $242,558           $93,771           $52,023






                                                                 ALGER                                              FIDELITY(R)
        MAINSTAY VP                                            AMERICAN         CVS CALVERT       DREYFUS IP            VIP
         SMALL CAP        MAINSTAY VP       MAINSTAY VP        SMALLCAP           SOCIAL          TECHNOLOGY          CONTRA-
         GROWTH--       TOTAL RETURN--        VALUE--          GROWTH--          BALANCED          GROWTH--          FUND(R)--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    CLASS O SHARES       PORTFOLIO      INITIAL SHARES     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


            4,221             8,090              --               1,818            18,757             1,350            12,121

          $36,480          $129,183             $--             $32,811           $34,139           $12,161          $310,249








                                                              MAINSTAY VP
                          MAINSTAY VP                         HIGH YIELD        MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
        MAINSTAY VP       DEVELOPING        MAINSTAY VP        CORPORATE        ICAP SELECT      INTERNATIONAL       LARGE CAP
       CONVERTIBLE--       GROWTH--        GOVERNMENT--         BOND--           EQUITY--          EQUITY--          GROWTH--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


          $23,870           $8,671            $44,884          $ 55,492          $193,403           $15,239           $10,644

           30,286            8,744             27,814           134,242            37,214            28,726            16,599






                                                                 ALGER                                              FIDELITY(R)
        MAINSTAY VP                                            AMERICAN         CVS CALVERT       DREYFUS IP            VIP
         SMALL CAP        MAINSTAY VP       MAINSTAY VP        SMALLCAP           SOCIAL          TECHNOLOGY          CONTRA-
         GROWTH--       TOTAL RETURN--        VALUE--          GROWTH--          BALANCED          GROWTH--          FUND(R)--
       INITIAL CLASS     INITIAL CLASS     INITIAL CLASS    CLASS O SHARES       PORTFOLIO      INITIAL SHARES     INITIAL CLASS
      --------------------------------------------------------------------------------------------------------------------------


          $7,374            $19,405          $ 30,734           $ 1,472           $3,871            $2,051            $17,640

           9,139             33,371           201,754            15,487            7,933             5,426             69,816

--------------------------------------------------------------------------------







                                                                JANUS ASPEN
                            FIDELITY(R)       JANUS ASPEN         SERIES            MFS(R)
                                VIP             SERIES           WORLDWIDE         INVESTORS
                              EQUITY-         BALANCED--         GROWTH--            TRUST
                             INCOME--        INSTITUTIONAL     INSTITUTIONAL       SERIES--
                           INITIAL CLASS        SHARES            SHARES         INITIAL CLASS
                          --------------------------------------------------------------------


Number of shares.......         6,439            11,719             3,943               850

Identified cost........      $146,229          $276,471          $128,984           $14,982











                            VAN KAMPEN
                           UIF EMERGING
                              MARKETS
                             EQUITY--
                              CLASS I
                          --------------


Number of shares.......         5,495

Identified cost........       $90,807









                                                                JANUS ASPEN
                            FIDELITY(R)       JANUS ASPEN         SERIES            MFS(R)
                                VIP             SERIES           WORLDWIDE         INVESTORS
                              EQUITY-         BALANCED--         GROWTH--            TRUST
                             INCOME--        INSTITUTIONAL     INSTITUTIONAL       SERIES--
                           INITIAL CLASS        SHARES            SHARES         INITIAL CLASS
                          --------------------------------------------------------------------


Purchases..............       $ 5,103           $35,409           $ 3,955           $2,411

Proceeds from sales....        40,510            81,631            29,990            5,120











                            VAN KAMPEN
                           UIF EMERGING
                              MARKETS
                             EQUITY--
                              CLASS I
                          --------------


Purchases..............       $30,814

Proceeds from sales....        28,003



Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------


                                             NEUBERGER
                                              BERMAN             ROYCE             ROYCE
          MFS(R)            MFS(R)          AMT MID-CAP        MICRO-CAP         SMALL-CAP       T. ROWE PRICE
         RESEARCH          UTILITIES          GROWTH          PORTFOLIO--       PORTFOLIO--         EQUITY            VAN ECK
         SERIES--          SERIES--         PORTFOLIO--       INVESTMENT        INVESTMENT          INCOME           WORLDWIDE
       INITIAL CLASS     INITIAL CLASS        CLASS I            CLASS             CLASS           PORTFOLIO        HARD ASSETS
      --------------------------------------------------------------------------------------------------------------------------


            1,032              181               188              6,438             5,929             6,587            11,500

          $14,742           $5,197            $3,577            $76,639           $57,928          $139,831          $368,346








                                             NEUBERGER
                                              BERMAN             ROYCE             ROYCE
          MFS(R)            MFS(R)          AMT MID-CAP        MICRO-CAP         SMALL-CAP       T. ROWE PRICE
         RESEARCH          UTILITIES          GROWTH          PORTFOLIO--       PORTFOLIO--         EQUITY            VAN ECK
         SERIES--          SERIES--         PORTFOLIO--       INVESTMENT        INVESTMENT          INCOME        WORLDWIDE HARD
       INITIAL CLASS     INITIAL CLASS        CLASS I            CLASS             CLASS           PORTFOLIO          ASSETS
      --------------------------------------------------------------------------------------------------------------------------


          $  566            $2,018            $  201            $21,032           $22,924           $11,962          $151,366

           5,272             1,871             1,817              9,413             9,255            43,818           100,663

--------------------------------------------------------------------------------








                                                                     MAINSTAY VP       MAINSTAY VP
                                 MAINSTAY VP       MAINSTAY VP         CAPITAL           COMMON
                                 BALANCED--          BOND--        APPRECIATION--        STOCK--
                                SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                               --------------------------------------------------------------------


Number of shares............        10,044             9,032             1,694             3,043

Identified cost.............      $109,260          $123,513           $36,926           $60,985







                                 MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                 ICAP SELECT      INTERNATIONAL       LARGE CAP          MID CAP
                                  EQUITY--          EQUITY--          GROWTH--           CORE--
                                SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                               --------------------------------------------------------------------


Number of shares............        15,639            12,159             4,622             8,565

Identified cost.............      $211,440          $191,102           $59,084          $112,528










                                                                     MAINSTAY VP       MAINSTAY VP
                                 MAINSTAY VP       MAINSTAY VP         CAPITAL           COMMON
                                 BALANCED--          BOND--        APPRECIATION--        STOCK--
                                SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                               --------------------------------------------------------------------


Purchases...................       $ 5,407           $48,073           $2,677            $12,418

Proceeds from sales.........        31,063            26,553            7,702              8,994







                                 MAINSTAY VP       MAINSTAY VP       MAINSTAY VP       MAINSTAY VP
                                 ICAP SELECT      INTERNATIONAL       LARGE CAP          MID CAP
                                  EQUITY--          EQUITY--          GROWTH--           CORE--
                                SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS
                               --------------------------------------------------------------------


Purchases...................      $131,768           $38,696           $27,197           $19,585

Proceeds from sales.........        20,044            29,908             9,604            19,350



Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                                                                                                                        MAINSTAY VP
         MAINSTAY VP                          MAINSTAY VP       MAINSTAY VP                          MAINSTAY VP        HIGH YIELD
        CONSERVATIVE        MAINSTAY VP       DEVELOPING         FLOATING         MAINSTAY VP          GROWTH            CORPORATE
        ALLOCATION--       CONVERTIBLE--       GROWTH--           RATE--         GOVERNMENT--       ALLOCATION--          BOND--
        SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
      ------------------------------------------------------------------------------------------------------------------------------


            14,679             12,016             3,770            14,873            12,031              9,023             46,861

          $156,852           $132,151           $36,551          $143,394          $133,180            $97,697           $453,664






                                                                MAINSTAY VP
         MAINSTAY VP        MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP        MAINSTAY VP
           MID CAP            MID CAP          MODERATE           GROWTH            S&P 500           SMALL CAP         MAINSTAY VP
          GROWTH--            VALUE--        ALLOCATION--      ALLOCATION--         INDEX--           GROWTH--        TOTAL RETURN--
        SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
      ------------------------------------------------------------------------------------------------------------------------------


             9,772             13,527            21,465            21,207             7,385              7,771              2,888
          $121,041           $152,563          $230,265          $229,077          $182,273            $69,085            $45,763









                                                                                                                        MAINSTAY VP
         MAINSTAY VP                          MAINSTAY VP       MAINSTAY VP                          MAINSTAY VP        HIGH YIELD
        CONSERVATIVE        MAINSTAY VP       DEVELOPING         FLOATING         MAINSTAY VP          GROWTH            CORPORATE
        ALLOCATION--       CONVERTIBLE--       GROWTH--           RATE--         GOVERNMENT--       ALLOCATION--          BOND--
        SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
      ------------------------------------------------------------------------------------------------------------------------------


           $69,590            $43,450           $14,830           $20,690           $92,524            $28,757            $65,071
            27,595             14,391             9,790            78,935            27,770             11,438             74,159






                                                                MAINSTAY VP
         MAINSTAY VP        MAINSTAY VP       MAINSTAY VP        MODERATE         MAINSTAY VP        MAINSTAY VP
           MID CAP            MID CAP          MODERATE           GROWTH            S&P 500           SMALL CAP         MAINSTAY VP
          GROWTH--            VALUE--        ALLOCATION--      ALLOCATION--         INDEX--           GROWTH--        TOTAL RETURN--
        SERVICE CLASS      SERVICE CLASS     SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      SERVICE CLASS      SERVICE CLASS
      ------------------------------------------------------------------------------------------------------------------------------


           $19,371            $25,649           $81,697           $66,644           $16,479            $14,524            $9,740

            24,419             26,621            27,818            27,284            28,259              9,640             7,990

--------------------------------------------------------------------------------






                                                                       COLUMBIA
                                                       ALGER           SMALL CAP
                                                     AMERICAN         VALUE FUND,      DREYFUS IP
                                  MAINSTAY VP        SMALLCAP          VARIABLE        TECHNOLOGY
                                    VALUE--          GROWTH--          SERIES--         GROWTH--
                                 SERVICE CLASS    CLASS S SHARES        CLASS B      SERVICE SHARES
                                -------------------------------------------------------------------


Number of shares............           --               1,668             2,825            2,801

Identified cost.............          $--             $41,300           $51,536          $24,645





                                                     NEUBERGER
                                                      BERMAN                           VAN KAMPEN
                                    MFS(R)          AMT MID-CAP                       UIF EMERGING
                                   UTILITIES          GROWTH         T. ROWE PRICE       MARKETS
                                   SERIES--         PORTFOLIO--      EQUITY INCOME      EQUITY--
                                 SERVICE CLASS        CLASS S        PORTFOLIO-II       CLASS II
                                -------------------------------------------------------------------


Number of shares............         16,663             1,223             8,741            8,795

Identified cost.............       $460,554           $30,513          $197,327         $150,518








                                                                       COLUMBIA
                                                       ALGER           SMALL CAP
                                                     AMERICAN         VALUE FUND,      DREYFUS IP
                                  MAINSTAY VP        SMALLCAP          VARIABLE        TECHNOLOGY
                                    VALUE--          GROWTH--          SERIES--         GROWTH--
                                 SERVICE CLASS    CLASS S SHARES        CLASS B      SERVICE SHARES
                                -------------------------------------------------------------------


Purchases...................       $ 19,102           $2,519            $12,489          $5,086

Proceeds from sales.........        106,031            9,953             12,051           4,665





                                                     NEUBERGER
                                                      BERMAN                           VAN KAMPEN
                                    MFS(R)          AMT MID-CAP                       UIF EMERGING
                                   UTILITIES          GROWTH         T. ROWE PRICE       MARKETS
                                   SERIES--         PORTFOLIO--      EQUITY INCOME      EQUITY--
                                 SERVICE CLASS        CLASS S        PORTFOLIO-II       CLASS II
                                -------------------------------------------------------------------


Purchases...................       $133,401           $9,904            $23,139          $62,575

Proceeds from sales.........         86,812            9,750             32,163           23,444



Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








        FIDELITY(R)       FIDELITY(R)
            VIP               VIP           FIDELITY(R)                         JANUS ASPEN         MFS(R)
          CONTRA-           EQUITY-             VIP           JANUS ASPEN         SERIES           INVESTORS          MFS(R)
         FUND(R)--         INCOME--          MID CAP--          SERIES           WORLDWIDE           TRUST           RESEARCH
       SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      BALANCED--         GROWTH--          SERIES--          SERIES--
             2                 2                 2          SERVICE SHARES    SERVICE SHARES     SERVICE CLASS     SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------------------


           13,407             7,184             6,689             4,360             1,105              387               512

         $374,362          $171,708          $205,090          $116,592           $31,736           $7,683            $8,645







        VICTORY VIF
        DIVERSIFIED
          STOCK--
      CLASS A SHARES
      --------------


            2,471

          $28,621










        FIDELITY(R)       FIDELITY(R)
            VIP               VIP           FIDELITY(R)                         JANUS ASPEN         MFS(R)
          CONTRA-           EQUITY-             VIP           JANUS ASPEN         SERIES           INVESTORS          MFS(R)
         FUND(R)--         INCOME--          MID CAP--          SERIES           WORLDWIDE           TRUST           RESEARCH
       SERVICE CLASS     SERVICE CLASS     SERVICE CLASS      BALANCED--         GROWTH--          SERIES--          SERIES--
             2                 2                 2          SERVICE SHARES    SERVICE SHARES     SERVICE CLASS     SERVICE CLASS
      --------------------------------------------------------------------------------------------------------------------------


          $45,058           $17,281           $46,188           $31,476           $6,767            $2,465            $1,714

           27,711            25,049            31,748            15,846            6,110             1,535             1,905







        VICTORY VIF
        DIVERSIFIED
          STOCK--
      CLASS A SHARES
      --------------


          $10,192

            4,911

NOTE 3--Expenses and Related Party Transactions:

--------------------------------------------------------------------------------

NYLIAC deducts a surrender charge on certain partial withdrawals and surrenders of Series I, III, IV, V, and VI policies. For New York Life Variable Annuity and New York Life Plus Variable Annuity policies which are part of Series I, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years and declines 1% per year for each additional payment year, until the sixth payment year, after which no charge is made. For New York Life Flexible Premium Variable Annuity policies, which are also part of Series I, this charge is 7% for the first three policy years and declines to 1% per year for each additional policy year, until the ninth policy year, after which no charge is made.

     For New York Life Premium Plus Variable Annuity policies, which are part of Series III and New York Life Premium Plus II Variable Annuity policies, which are part of Series VI, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first three payment years (8% during the first four payment years for policies sold by registered representatives of broker-dealers that have selling agreements with NYLIFE Distributors and NYLIAC or banks) and declines 1% per year for each additional payment year, until the eighth payment year, after which no charge is made. In those states where NYLIAC offers a single premium version of the New York Life Premium Plus Variable Annuity and New York Life Premium Plus II Variable Annuity, there is a lower surrender charge.

     For the New York Life Essentials Variable Annuity and New York Life Plus II Variable Annuity policies, which are part of Series IV, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 7% during the first three payment years, 6% during the fourth and fifth payment years and declines 1% per year for each additional payment year, until the seventh payment year, after which no charge is made.

     For New York Life Select Variable Annuity policies, which are part of Series V, the percentage of the surrender charge varies, depending upon the length of time a premium payment is in the policy before it is withdrawn. This charge is 8% during the first two payment years and declines to 7% for the third payment year, after which no charge is made.

     All surrender charges are recorded with policyowners' surrenders in the accompanying statement of changes in net assets. Surrender charges are paid to NYLIAC.

     NYLIAC also deducts an annual policy service charge from the policy's Accumulation Value on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the Accumulation Value is less than $20,000 for Series I policies, $50,000 for Series II and IV policies and $100,000 for Series III, V and VI policies. For New York Life Variable Annuity and New York Life Plus Variable Annuity policies which are part of Series I, this charge is the lesser of $30 or 2% of the accumulation value per policy. For New York Life Flexible Premium Variable Annuity, which is also part of Series I, this charge is $30 per policy. For Series II policies, this charge is $40 per policy (may be lower in some states). For Series III, IV, and VI policies, this charge is $30 per policy. For Series V policies, this charge is $50 per policy. These charges are shown as a reduction to payments received from policyowners in the accompanying statement of changes in net assets.

     Additionally, NYLIAC reserves the right to charge Series I, II, III, IV, V and VI policies $30 for each transfer in excess of 12 in any one policy year, subject to certain restrictions.

     The Separate Account is charged for administrative services provided and the mortality and expense risks assumed by NYLIAC. For Series I, II, III, IV, V and VI policies, these charges are made daily at an annual rate of 1.40%, 1.55%, 1.60%, 1.45%, 1.85% and 1.75%, respectively of the daily average variable accumulation value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the policyowners. These charges are disclosed in the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:

--------------------------------------------------------------------------------

The Separate Account does not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5--Unit Transactions (in 000's):

--------------------------------------------------------------------------------


The changes in units outstanding for the years ended December 31, 2008 and 2007 were as follows:





                                                                  MAINSTAY VP
                                            MAINSTAY VP             CAPITAL
                                              BOND--            APPRECIATION--
                                           INITIAL CLASS         INITIAL CLASS
                                        ------------------    ------------------
                                          2008       2007       2008       2007
                                        ----------------------------------------

SERIES I POLICIES
Units Issued..........................      307        117        126        144
Units Redeemed........................   (1,388)    (1,181)    (2,069)    (2,735)
                                         ------     ------     ------     ------
  Net Increase (Decrease).............   (1,081)    (1,064)    (1,943)    (2,591)
                                         ======     ======     ======     ======



SERIES II POLICIES
Units Issued..........................        1         16         --         --
Units Redeemed........................      (21)       (21)       (12)       (16)
                                         ------     ------     ------     ------
  Net Increase (Decrease).............      (20)        (5)       (12)       (16)
                                         ======     ======     ======     ======



SERIES III POLICIES
Units Issued..........................      217        116         --         21
Units Redeemed........................     (376)      (300)      (392)      (416)
                                         ------     ------     ------     ------
  Net Increase (Decrease).............     (159)      (184)      (392)      (395)
                                         ======     ======     ======     ======



SERIES IV POLICIES
Units Issued..........................       44         18          7         23
Units Redeemed........................      (75)       (61)       (62)      (152)
                                         ------     ------     ------     ------
  Net Increase (Decrease).............      (31)       (43)       (55)      (129)
                                         ======     ======     ======     ======



SERIES V POLICIES
Units Issued..........................        4          2         --         --
Units Redeemed........................       (5)        (6)        --         --
                                         ------     ------     ------     ------
  Net Increase (Decrease).............       (1)        (4)        --         --
                                         ======     ======     ======     ======



SERIES VI POLICIES
Units Issued..........................       --         --         --         --
Units Redeemed........................       --         --         --         --
                                         ------     ------     ------     ------
  Net Increase (Decrease).............       --         --         --         --
                                         ======     ======     ======     ======




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








                                MAINSTAY VP                                 MAINSTAY VP
          MAINSTAY VP             COMMON              MAINSTAY VP           DEVELOPING
             CASH                 STOCK--            CONVERTIBLE--           GROWTH--
          MANAGEMENT           INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007
      ------------------------------------------------------------------------------------


       94,901     51,819         70         83         59         91        14        122
      (57,122)   (33,484)    (1,445)    (1,669)    (1,063)    (1,288)     (283)      (236)
      -------    -------     ------     ------     ------     ------      ----       ----
       37,779     18,335     (1,375)    (1,586)    (1,004)    (1,197)     (269)      (114)
      =======    =======     ======     ======     ======     ======      ====       ====




       26,843      9,841         --          5          2          7         2         --
      (14,336)    (2,977)        (6)       (15)       (14)       (26)       (2)        (3)
      -------    -------     ------     ------     ------     ------      ----       ----
       12,507      6,864         (6)       (10)       (12)       (19)       --         (3)
      =======    =======     ======     ======     ======     ======      ====       ====




       72,720     42,524         --         30         12         62        --        104
      (20,466)   (11,800)      (458)      (549)      (348)      (223)     (138)       (54)
      -------    -------     ------     ------     ------     ------      ----       ----
       52,254     30,724       (458)      (519)      (336)      (161)     (138)        50
      =======    =======     ======     ======     ======     ======      ====       ====




       76,302     17,473          6          8         64         19         1         10
       (9,352)    (3,027)      (109)       (60)       (72)       (81)       (5)        (7)
      -------    -------     ------     ------     ------     ------      ----       ----
       66,950     14,446       (103)       (52)        (8)       (62)       (4)         3
      =======    =======     ======     ======     ======     ======      ====       ====




        7,555      3,326          1          1         --          1         1          6
       (2,991)    (2,299)        (3)        (2)        (2)        (7)       (1)        --
      -------    -------     ------     ------     ------     ------      ----       ----
        4,564      1,027         (2)        (1)        (2)        (6)       --          6
      =======    =======     ======     ======     ======     ======      ====       ====





       47,651     11,263         --         --         --         --        --         --
       (6,652)    (2,888)        --         --         --         --        --         --
      -------    -------     ------     ------     ------     ------      ----       ----
       40,999      8,375         --         --         --         --        --         --
      =======    =======     ======     ======     ======     ======      ====       ====


--------------------------------------------------------------------------------







                                                                   MAINSTAY VP
                                                                   HIGH YIELD
                                             MAINSTAY VP            CORPORATE
                                            GOVERNMENT--             BOND--
                                            INITIAL CLASS         INITIAL CLASS
                                         ------------------    ------------------
                                           2008       2007       2008       2007
                                         ----------------------------------------

SERIES I POLICIES
Units Issued..........................     1,616         73        127        205
Units Redeemed........................    (1,042)    (1,067)    (3,715)    (3,974)
                                          ------     ------     ------     ------
  Net Increase (Decrease).............       574       (994)    (3,588)    (3,769)
                                          ======     ======     ======     ======



SERIES II POLICIES
Units Issued..........................         5         --         34         16
Units Redeemed........................       (12)       (14)       (19)      (111)
                                          ------     ------     ------     ------
  Net Increase (Decrease).............        (7)       (14)        15        (95)
                                          ======     ======     ======     ======



SERIES III POLICIES
Units Issued..........................       720         14         18        137
Units Redeemed........................      (413)      (259)    (1,075)      (823)
                                          ------     ------     ------     ------
  Net Increase (Decrease).............       307       (245)    (1,057)      (686)
                                          ======     ======     ======     ======



SERIES IV POLICIES
Units Issued..........................       208         11         12         35
Units Redeemed........................       (91)      (121)      (245)      (335)
                                          ------     ------     ------     ------
  Net Increase (Decrease).............       117       (110)      (233)      (300)
                                          ======     ======     ======     ======



SERIES V POLICIES
Units Issued..........................         5          2         --          2
Units Redeemed........................        (9)        (6)       (10)       (31)
                                          ------     ------     ------     ------
  Net Increase (Decrease).............        (4)        (4)       (10)       (29)
                                          ======     ======     ======     ======



SERIES VI POLICIES
Units Issued..........................        --         --         --         --
Units Redeemed........................        --         --         --         --
                                          ------     ------     ------     ------
  Net Increase (Decrease).............        --         --         --         --
                                          ======     ======     ======     ======




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








          MAINSTAY VP           MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
          ICAP SELECT            INCOME &            INTERNATIONAL           LARGE CAP
           EQUITY--              GROWTH--              EQUITY--              GROWTH--
         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007
      ------------------------------------------------------------------------------------


        9,310     2,644        --           33        44        227        170         84
       (1,948)     (690)       --       (2,868)     (885)      (597)      (621)      (788)
       ------     -----        --       ------      ----       ----       ----       ----
        7,362     1,954        --       (2,835)     (841)      (370)      (451)      (704)
       ======     =====        ==       ======      ====       ====       ====       ====




           74        27        --           11        --         18          2          3
           (9)       (6)       --          (27)      (20)       (24)        (9)        (6)
       ------     -----        --       ------      ----       ----       ----       ----
           65        21        --          (16)      (20)        (6)        (7)        (3)
       ======     =====        ==       ======      ====       ====       ====       ====




        2,662       797        --            1         3        102         70         68
         (444)     (205)       --         (877)     (333)      (204)      (182)      (149)
       ------     -----        --       ------      ----       ----       ----       ----
        2,218       592        --         (876)     (330)      (102)      (112)       (81)
       ======     =====        ==       ======      ====       ====       ====       ====




          734       187        --            1         5         37         66         25
          (79)      (29)       --         (188)      (68)       (25)       (36)       (24)
       ------     -----        --       ------      ----       ----       ----       ----
          655       158        --         (187)      (63)        12         30          1
       ======     =====        ==       ======      ====       ====       ====       ====




            6         2        --           --        --          1          3         12
           --        --        --           (2)       --        (91)        (1)        (2)
       ------     -----        --       ------      ----       ----       ----       ----
            6         2        --           (2)       --        (90)         2         10
       ======     =====        ==       ======      ====       ====       ====       ====




           --        --        --           --        --         --         --         --
           --        --        --           --        --         --         --         --
       ------     -----        --       ------      ----       ----       ----       ----
           --        --        --           --        --         --         --         --
       ======     =====        ==       ======      ====       ====       ====       ====


--------------------------------------------------------------------------------








                                             MAINSTAY VP           MAINSTAY VP
                                               MID CAP               MID CAP
                                               CORE--               GROWTH--
                                            INITIAL CLASS         INITIAL CLASS
                                         ------------------    ------------------
                                           2008       2007       2008       2007
                                         ----------------------------------------

SERIES I POLICIES
Units Issued..........................       34         71          66        75
Units Redeemed........................     (637)      (408)     (1,119)     (843)
                                           ----       ----      ------      ----
  Net Increase (Decrease).............     (603)      (337)     (1,053)     (768)
                                           ====       ====      ======      ====



SERIES II POLICIES
Units Issued..........................       --          1          --         1
Units Redeemed........................       (3)        (8)         (4)       (7)
                                           ----       ----      ------      ----
  Net Increase (Decrease).............       (3)        (7)         (4)       (6)
                                           ====       ====      ======      ====



SERIES III POLICIES
Units Issued..........................        2         13           1        10
Units Redeemed........................     (204)      (183)       (363)     (202)
                                           ----       ----      ------      ----
  Net Increase (Decrease).............     (202)      (170)       (362)     (192)
                                           ====       ====      ======      ====



SERIES IV POLICIES
Units Issued..........................        3          7           2        10
Units Redeemed........................      (60)       (22)        (93)      (57)
                                           ----       ----      ------      ----
  Net Increase (Decrease).............      (57)       (15)        (91)      (47)
                                           ====       ====      ======      ====



SERIES V POLICIES
Units Issued..........................       --         --          --         1
Units Redeemed........................       --         --          --        --
                                           ----       ----      ------      ----
  Net Increase (Decrease).............       --         --          --         1
                                           ====       ====      ======      ====



SERIES VI POLICIES
Units Issued..........................       --         --          --        --
Units Redeemed........................       --         --          --        --
                                           ----       ----      ------      ----
  Net Increase (Decrease).............       --         --          --        --
                                           ====       ====      ======      ====




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








            MAINSTAY VP               MAINSTAY VP               MAINSTAY VP
              MID CAP                   S&P 500                  SMALL CAP                MAINSTAY VP
              VALUE--                   INDEX--                  GROWTH--               TOTAL RETURN--
           INITIAL CLASS             INITIAL CLASS             INITIAL CLASS             INITIAL CLASS
      ----------------------    ----------------------    ----------------------    ----------------------
         2008         2007         2008         2007         2008         2007         2008         2007
      ----------------------------------------------------------------------------------------------------


            75          109          121          174          35            45           51           83
        (1,581)      (1,179)      (2,919)      (3,252)       (583)         (749)      (1,481)      (1,569)
        ------       ------       ------       ------        ----          ----       ------       ------
        (1,506)      (1,070)      (2,798)      (3,078)       (548)         (704)      (1,430)      (1,486)
        ======       ======       ======       ======        ====          ====       ======       ======




            --            3            7            4          --            --           --           --
            (5)         (13)          (8)         (23)         (1)           (5)          (6)          (5)
        ------       ------       ------       ------        ----          ----       ------       ------
            (5)         (10)          (1)         (19)         (1)           (5)          (6)          (5)
        ======       ======       ======       ======        ====          ====       ======       ======




             4           28            7           96           1            10            4           10
          (582)        (525)        (790)      (1,814)       (181)         (309)        (275)        (307)
        ------       ------       ------       ------        ----          ----       ------       ------
          (578)        (497)        (783)      (1,718)       (180)         (299)        (271)        (297)
        ======       ======       ======       ======        ====          ====       ======       ======




             8           16           19           30           1             5            2            3
          (157)         (82)        (227)        (177)        (74)          (64)         (98)         (70)
        ------       ------       ------       ------        ----          ----       ------       ------
          (149)         (66)        (208)        (147)        (73)          (59)         (96)         (67)
        ======       ======       ======       ======        ====          ====       ======       ======




            --           --           --            1          --             1            1           --
            (4)          (2)          (3)          (1)         --            (1)          (3)          --
        ------       ------       ------       ------        ----          ----       ------       ------
            (4)          (2)          (3)          --          --            --           (2)          --
        ======       ======       ======       ======        ====          ====       ======       ======




            --           --           --           --          --            --           --           --
            --           --           --           --          --            --           --           --
        ------       ------       ------       ------        ----          ----       ------       ------
            --           --           --           --          --            --           --           --
        ======       ======       ======       ======        ====          ====       ======       ======


--------------------------------------------------------------------------------








                                                           ALGER AMERICAN
                                       MAINSTAY VP            SMALLCAP
                                         VALUE--              GROWTH--
                                      INITIAL CLASS        CLASS O SHARES
                                   ------------------    ------------------
                                     2008       2007       2008       2007
                                   ----------------------------------------

SERIES I POLICIES
Units Issued....................        39         89        36          64
Units Redeemed..................    (6,147)    (1,458)     (915)     (1,231)
                                    ------     ------      ----      ------
  Net Increase (Decrease).......    (6,108)    (1,369)     (879)     (1,167)
                                    ======     ======      ====      ======



SERIES II POLICIES
Units Issued....................        --         32        --           1
Units Redeemed..................       (67)       (16)       (2)         (9)
                                    ------     ------      ----      ------
  Net Increase (Decrease).......       (67)        16        (2)         (8)
                                    ======     ======      ====      ======



SERIES III POLICIES
Units Issued....................         1         30         1          29
Units Redeemed..................    (2,904)      (446)     (319)       (328)
                                    ------     ------      ----      ------
  Net Increase (Decrease).......    (2,903)      (416)     (318)       (299)
                                    ======     ======      ====      ======



SERIES IV POLICIES
Units Issued....................         3         13         1           3
Units Redeemed..................      (867)      (115)      (32)        (26)
                                    ------     ------      ----      ------
  Net Increase (Decrease).......      (864)      (102)      (31)        (23)
                                    ======     ======      ====      ======



SERIES V POLICIES
Units Issued....................        --          1         1          --
Units Redeemed..................        (9)        (1)       (1)         (1)
                                    ------     ------      ----      ------
  Net Increase (Decrease).......        (9)        --        --          (1)
                                    ======     ======      ====      ======



SERIES VI POLICIES
Units Issued....................        --         --        --          --
Units Redeemed..................        --         --        --          --
                                    ------     ------      ----      ------
  Net Increase (Decrease).......        --         --        --          --
                                    ======     ======      ====      ======




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                                                                            FIDELITY(R)
          CVS CALVERT           DREYFUS IP            FIDELITY(R)               VIP
            SOCIAL              TECHNOLOGY                VIP                 EQUITY-
           BALANCED              GROWTH--           CONTRAFUND(R)--          INCOME--
           PORTFOLIO          INITIAL SHARES         INITIAL CLASS         INITIAL CLASS
      ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007
      ------------------------------------------------------------------------------------


          46         57         22         22         109        137         75        103
        (223)      (268)      (270)      (241)     (2,099)    (2,445)    (1,728)    (1,613)
        ----       ----       ----       ----      ------     ------     ------     ------
        (177)      (211)      (248)      (219)     (1,990)    (2,308)    (1,653)    (1,510)
        ====       ====       ====       ====      ======     ======     ======     ======




           8          6         --         --          --         40         --          7
         (14)        (4)        (4)        (3)        (23)       (35)       (17)        (9)
        ----       ----       ----       ----      ------     ------     ------     ------
          (6)         2         (4)        (3)        (23)         5        (17)        (2)
        ====       ====       ====       ====      ======     ======     ======     ======




          13         27          2         19          10        108          3         51
        (113)      (120)       (97)       (68)       (680)      (464)      (483)      (349)
        ----       ----       ----       ----      ------     ------     ------     ------
        (100)       (93)       (95)       (49)       (670)      (356)      (480)      (298)
        ====       ====       ====       ====      ======     ======     ======     ======




          15         27          1         --          12         67          9         15
         (66)       (46)       (30)       (22)        (85)       (75)       (96)       (87)
        ----       ----       ----       ----      ------     ------     ------     ------
         (51)       (19)       (29)       (22)        (73)        (8)       (87)       (72)
        ====       ====       ====       ====      ======     ======     ======     ======




           1          3          1          1          --          1          1          5
          (9)        (7)        --         --          (5)       (11)        (7)       (16)
        ----       ----       ----       ----      ------     ------     ------     ------
          (8)        (4)         1          1          (5)       (10)        (6)       (11)
        ====       ====       ====       ====      ======     ======     ======     ======




          18         19         --         --          --         --         --         --
         (30)       (31)        --         --          --         --         --         --
        ----       ----       ----       ----      ------     ------     ------     ------
         (12)       (12)        --         --          --         --         --         --
        ====       ====       ====       ====      ======     ======     ======     ======


--------------------------------------------------------------------------------






                                                                   JANUS ASPEN
                                             JANUS ASPEN             SERIES
                                               SERIES               WORLDWIDE
                                             BALANCED--             GROWTH--
                                            INSTITUTIONAL         INSTITUTIONAL
                                               SHARES                SHARES
                                         ------------------    ------------------
                                           2008       2007       2008       2007
                                         ----------------------------------------

SERIES I POLICIES
Units Issued..........................       125        172         98        125
Units Redeemed........................    (2,774)    (3,629)    (1,535)    (2,060)
                                          ------     ------     ------     ------
  Net Increase (Decrease).............    (2,649)    (3,457)    (1,437)    (1,935)
                                          ======     ======     ======     ======



SERIES II POLICIES
Units Issued..........................        --         11         --         --
Units Redeemed........................       (17)       (14)        (7)       (42)
                                          ------     ------     ------     ------
  Net Increase (Decrease).............       (17)        (3)        (7)       (42)
                                          ======     ======     ======     ======



SERIES III POLICIES
Units Issued..........................         7         68          1         26
Units Redeemed........................      (645)      (773)      (240)      (190)
                                          ------     ------     ------     ------
  Net Increase (Decrease).............      (638)      (705)      (239)      (164)
                                          ======     ======     ======     ======



SERIES IV POLICIES
Units Issued..........................        21         31          2          5
Units Redeemed........................      (171)      (222)       (73)       (54)
                                          ------     ------     ------     ------
  Net Increase (Decrease).............      (150)      (191)       (71)       (49)
                                          ======     ======     ======     ======



SERIES V POLICIES
Units Issued..........................        --          5         --          2
Units Redeemed........................        (7)       (14)        (1)        (1)
                                          ------     ------     ------     ------
  Net Increase (Decrease).............        (7)        (9)        (1)         1
                                          ======     ======     ======     ======



SERIES VI POLICIES
Units Issued..........................        --         --         --         --
Units Redeemed........................        --         --         --         --
                                          ------     ------     ------     ------
  Net Increase (Decrease).............        --         --         --         --
                                          ======     ======     ======     ======




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






                                                                             NEUBERGER
            MFS(R)                                                            BERMAN
           INVESTORS              MFS(R)                MFS(R)              AMT MID CAP
             TRUST               RESEARCH              UTILITIES              GROWTH
           SERIES--              SERIES--              SERIES--             PORTFOLIO--
         INITIAL CLASS         INITIAL CLASS         INITIAL CLASS            CLASS I
      ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007
      ------------------------------------------------------------------------------------


          14         22         18         18         5         21         --         --
        (338)      (412)      (343)      (662)      (25)       (27)       (70)       (46)
        ----       ----       ----       ----       ---        ---        ---        ---
        (324)      (390)      (325)      (644)      (20)        (6)       (70)       (46)
        ====       ====       ====       ====       ===        ===        ===        ===




          --          3         --         --        --          2         --          1
          (1)       (10)        (3)        (9)       --         (2)        (1)        (1)
        ----       ----       ----       ----       ---        ---        ---        ---
          (1)        (7)        (3)        (9)       --         --         (1)        --
        ====       ====       ====       ====       ===        ===        ===        ===




          --         12          1          9        --         14         --          1
         (46)       (68)      (115)      (109)      (24)       (26)       (45)       (26)
        ----       ----       ----       ----       ---        ---        ---        ---
         (46)       (56)      (114)      (100)      (24)       (12)       (45)       (25)
        ====       ====       ====       ====       ===        ===        ===        ===




           1          3         --          1         1         --         --         --
          (8)       (14)        (5)        (8)       (1)        (2)        (7)        (6)
        ----       ----       ----       ----       ---        ---        ---        ---
          (7)       (11)        (5)        (7)       --         (2)        (7)        (6)
        ====       ====       ====       ====       ===        ===        ===        ===




          --         --         --         --        --         --          1         --
          --         --         --         --        (1)        --         (1)        (1)
        ----       ----       ----       ----       ---        ---        ---        ---
          --         --         --         --        (1)        --         --         (1)
        ====       ====       ====       ====       ===        ===        ===        ===




          --         --         --         --        --         --         --         --
          --         --         --         --        --         --         --         --
        ----       ----       ----       ----       ---        ---        ---        ---
          --         --         --         --        --         --         --         --
        ====       ====       ====       ====       ===        ===        ===        ===


--------------------------------------------------------------------------------







                                                ROYCE                 ROYCE
                                              MICRO-CAP             SMALL-CAP
                                             PORTFOLIO--           PORTFOLIO--
                                             INVESTMENT            INVESTMENT
                                                CLASS                 CLASS
                                         ------------------    ------------------
                                           2008       2007       2008       2007
                                         ----------------------------------------

SERIES I POLICIES
Units Issued..........................      196        451        372        277
Units Redeemed........................     (179)      (149)      (138)      (106)
                                           ----       ----       ----       ----
  Net Increase (Decrease).............       17        302        234        171
                                           ====       ====       ====       ====



SERIES II POLICIES
Units Issued..........................       40         69         69         71
Units Redeemed........................      (16)       (25)        (9)        (8)
                                           ----       ----       ----       ----
  Net Increase (Decrease).............       24         44         60         63
                                           ====       ====       ====       ====



SERIES III POLICIES
Units Issued..........................       95        175        225        209
Units Redeemed........................      (69)       (72)       (91)       (38)
                                           ----       ----       ----       ----
  Net Increase (Decrease).............       26        103        134        171
                                           ====       ====       ====       ====



SERIES IV POLICIES
Units Issued..........................      292        526        304        332
Units Redeemed........................      (88)       (36)       (53)       (27)
                                           ----       ----       ----       ----
  Net Increase (Decrease).............      204        490        251        305
                                           ====       ====       ====       ====



SERIES V POLICIES
Units Issued..........................       26         52         19         18
Units Redeemed........................      (21)        (6)        (2)        (4)
                                           ----       ----       ----       ----
  Net Increase (Decrease).............        5         46         17         14
                                           ====       ====       ====       ====



SERIES VI POLICIES
Units Issued..........................      186        239        199        212
Units Redeemed........................      (34)       (84)       (38)       (35)
                                           ----       ----       ----       ----
  Net Increase (Decrease).............      152        155        161        177
                                           ====       ====       ====       ====




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                                                      VAN KAMPEN
         T. ROWE PRICE                               UIF EMERGING
            EQUITY                VAN ECK               MARKETS
            INCOME               WORLDWIDE             EQUITY--
           PORTFOLIO            HARD ASSETS             CLASS I
      ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007
      --------------------------------------------------------------


           73        109       322        618         37         50
       (2,009)    (1,738)     (570)      (390)      (687)      (547)
       ------     ------      ----       ----       ----       ----
       (1,936)    (1,629)     (248)       228       (650)      (497)
       ======     ======      ====       ====       ====       ====




           --         26        91        126          6          9
          (27)       (23)      (76)       (32)        (5)       (41)
       ------     ------      ----       ----       ----       ----
          (27)         3        15         94          1        (32)
       ======     ======      ====       ====       ====       ====




            3         60       118        349          7         37
         (592)      (587)     (279)      (468)      (254)       (99)
       ------     ------      ----       ----       ----       ----
         (589)      (527)     (161)      (119)      (247)       (62)
       ======     ======      ====       ====       ====       ====




            3         25       288        554          3          5
          (99)      (108)     (373)      (101)       (50)       (11)
       ------     ------      ----       ----       ----       ----
          (96)       (83)      (85)       453        (47)        (6)
       ======     ======      ====       ====       ====       ====




           --          1        29         31         --          3
           (6)       (18)       (9)       (13)        (1)        (2)
       ------     ------      ----       ----       ----       ----
           (6)       (17)       20         18         (1)         1
       ======     ======      ====       ====       ====       ====




           --         --       213        448         --         --
           --         --      (207)       (87)        --         --
       ------     ------      ----       ----       ----       ----
           --         --         6        361         --         --
       ======     ======      ====       ====       ====       ====


--------------------------------------------------------------------------------




                                                                          MAINSTAY VP
                              MAINSTAY VP           MAINSTAY VP             CAPITAL
                              BALANCED--              BOND--            APPRECIATION--
                             SERVICE CLASS         SERVICE CLASS         SERVICE CLASS
                          ------------------    ------------------    ------------------
                            2008       2007       2008       2007       2008       2007
                          --------------------------------------------------------------

SERIES I POLICIES
Units Issued...........       213       612        492        330         84        103
Units Redeemed.........    (1,001)     (969)      (177)       (74)      (131)       (74)
                           ------      ----       ----       ----       ----       ----
  Net Increase
     (Decrease)........      (788)     (357)       315        256        (47)        29
                           ======      ====       ====       ====       ====       ====


SERIES II POLICIES
Units Issued...........        38       120        309        319         19         36
Units Redeemed.........      (127)      (58)      (166)       (29)       (10)        (6)
                           ------      ----       ----       ----       ----       ----
  Net Increase
     (Decrease)........       (89)       62        143        290          9         30
                           ======      ====       ====       ====       ====       ====


SERIES III POLICIES
Units Issued...........        54       416        493        297         17         39
Units Redeemed.........      (634)     (157)      (191)      (149)      (185)      (216)
                           ------      ----       ----       ----       ----       ----
  Net Increase
     (Decrease)........      (580)      259        302        148       (168)      (177)
                           ======      ====       ====       ====       ====       ====


SERIES IV POLICIES
Units Issued...........       108       647        625        534         20         50
Units Redeemed.........      (719)     (124)      (222)      (157)      (109)      (138)
                           ------      ----       ----       ----       ----       ----
  Net Increase
     (Decrease)........      (611)      523        403        377        (89)       (88)
                           ======      ====       ====       ====       ====       ====


SERIES V POLICIES
Units Issued...........        14        33        159         91         --          6
Units Redeemed.........       (43)      (18)       (64)       (28)       (13)       (13)
                           ------      ----       ----       ----       ----       ----
  Net Increase
     (Decrease)........       (29)       15         95         63        (13)        (7)
                           ======      ====       ====       ====       ====       ====


SERIES VI POLICIES
Units Issued...........        92       413        503        534         26         60
Units Redeemed.........      (366)     (295)      (116)      (153)      (105)      (217)
                           ------      ----       ----       ----       ----       ----
  Net Increase
     (Decrease)........      (274)      118        387        381        (79)      (157)
                           ======      ====       ====       ====       ====       ====




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------




          MAINSTAY VP           MAINSTAY VP                                 MAINSTAY VP
            COMMON             CONSERVATIVE           MAINSTAY VP           DEVELOPING
            STOCK--            ALLOCATION--          CONVERTIBLE--           GROWTH--
         SERVICE CLASS         SERVICE CLASS         SERVICE CLASS         SERVICE CLASS
      ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007
      ------------------------------------------------------------------------------------


          98       132       1,783      1,753        289        210         89       107
         (91)      (49)       (838)      (355)      (120)       (66)       (70)      (19)
        ----       ---       -----      -----       ----       ----       ----       ---
           7        83         945      1,398        169        144         19        88
        ====       ===       =====      =====       ====       ====       ====       ===



          28        52         564        786        207        185         16        65
         (16)       (2)       (150)       (86)       (78)       (16)       (37)       (3)
        ----       ---       -----      -----       ----       ----       ----       ---
          12        50         414        700        129        169        (21)       62
        ====       ===       =====      =====       ====       ====       ====       ===



          32       105       1,130      1,501        190        246         25        91
        (166)      (94)       (203)      (135)      (223)      (148)      (123)      (23)
        ----       ---       -----      -----       ----       ----       ----       ---
        (134)       11         927      1,366        (33)        98        (98)       68
        ====       ===       =====      =====       ====       ====       ====       ===



         146       271       1,318      1,270        534        330         71       108
        (216)      (74)       (154)       (45)      (168)      (171)       (60)      (24)
        ----       ---       -----      -----       ----       ----       ----       ---
         (70)      197       1,164      1,225        366        159         11        84
        ====       ===       =====      =====       ====       ====       ====       ===



           3        13          98        174         36         43          6        17
         (10)       (6)        (26)       (19)       (23)       (19)       (10)       (3)
        ----       ---       -----      -----       ----       ----       ----       ---
          (7)        7          72        155         13         24         (4)       14
        ====       ===       =====      =====       ====       ====       ====       ===



          75       137         604      1,374        367        288         65       161
        (133)      (53)       (100)       (97)      (111)       (95)      (100)      (18)
        ----       ---       -----      -----       ----       ----       ----       ---
         (58)       84         504      1,277        256        193        (35)      143
        ====       ===       =====      =====       ====       ====       ====       ===


--------------------------------------------------------------------------------








                                                                          MAINSTAY VP
                              MAINSTAY VP           MAINSTAY VP             GROWTH
                            FLOATING RATE--        GOVERNMENT--          ALLOCATION--
                             SERVICE CLASS         SERVICE CLASS         SERVICE CLASS
                          ------------------    ------------------    ------------------
                            2008       2007       2008       2007       2008       2007
                          --------------------------------------------------------------

SERIES I POLICIES
Units Issued...........       292      1,555     1,193        245      1,013      1,371
Units Redeemed.........    (1,661)    (3,107)     (151)       (60)      (287)      (264)
                           ------     ------     -----       ----      -----      -----
  Net Increase
     (Decrease)........    (1,369)    (1,552)    1,042        185        726      1,107
                           ======     ======     =====       ====      =====      =====


SERIES II POLICIES
Units Issued...........       174      1,035       596        147         46        108
Units Redeemed.........      (816)      (449)     (129)       (12)       (33)       (23)
                           ------     ------     -----       ----      -----      -----
  Net Increase
     (Decrease)........      (642)       586       467        135         13         85
                           ======     ======     =====       ====      =====      =====


SERIES III POLICIES
Units Issued...........        81      1,415     1,795        180        163        774
Units Redeemed.........    (1,924)      (487)     (194)      (148)       (64)       (51)
                           ------     ------     -----       ----      -----      -----
  Net Increase
     (Decrease)........    (1,843)       928     1,601         32         99        723
                           ======     ======     =====       ====      =====      =====


SERIES IV POLICIES
Units Issued...........       225      1,899     1,699        287        617        637
Units Redeemed.........    (1,850)      (344)     (205)      (113)       (76)       (30)
                           ------     ------     -----       ----      -----      -----
  Net Increase
     (Decrease)........    (1,625)     1,555     1,494        174        541        607
                           ======     ======     =====       ====      =====      =====


SERIES V POLICIES
Units Issued...........        34        188        39        120         17         37
Units Redeemed.........       (75)      (194)      (70)       (22)       (23)       (15)
                           ------     ------     -----       ----      -----      -----
  Net Increase
     (Decrease)........       (41)        (6)      (31)        98         (6)        22
                           ======     ======     =====       ====      =====      =====


SERIES VI POLICIES
Units Issued...........       112      1,133     1,338        386        322        783
Units Redeemed.........    (1,065)      (411)     (128)       (58)      (139)       (42)
                           ------     ------     -----       ----      -----      -----
  Net Increase
     (Decrease)........      (953)       722     1,210        328        183        741
                           ======     ======     =====       ====      =====      =====




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








          MAINSTAY VP           MAINSTAY VP                                 MAINSTAY VP
          HIGH YIELD            ICAP SELECT           MAINSTAY VP          INTERNATIONAL
       CORPORATE BOND--          EQUITY--          INCOME & GROWTH--         EQUITY--
         SERVICE CLASS         SERVICE CLASS         SERVICE CLASS         SERVICE CLASS
      ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007
      ------------------------------------------------------------------------------------


          611      1,064     1,576        792        --          59        323        536
         (944)      (331)     (159)       (39)       --        (431)      (266)       (69)
       ------     ------     -----      -----        --        ----       ----       ----
         (333)       733     1,417        753        --        (372)        57        467
       ======     ======     =====      =====        ==        ====       ====       ====



          337        850       257        328        --          23        105        290
         (403)      (196)      (66)       (15)       --         (74)      (106)       (90)
       ------     ------     -----      -----        --        ----       ----       ----
          (66)       654       191        313        --         (51)        (1)       200
       ======     ======     =====      =====        ==        ====       ====       ====



          352      1,235     1,780      1,097        --          45        120        512
       (1,557)    (1,156)     (169)      (101)       --        (686)      (537)      (232)
       ------     ------     -----      -----        --        ----       ----       ----
       (1,205)        79     1,611        996        --        (641)      (417)       280
       ======     ======     =====      =====        ==        ====       ====       ====



          768      1,701     2,398      1,257        --          66        387        779
       (1,692)      (711)     (259)       (63)       --        (700)      (597)      (200)
       ------     ------     -----      -----        --        ----       ----       ----
         (924)       990     2,139      1,194        --        (634)      (210)       579
       ======     ======     =====      =====        ==        ====       ====       ====



           64        136        74         98        --           3         34         81
         (297)      (238)      (19)       (25)       --         (60)       (42)       (25)
       ------     ------     -----      -----        --        ----       ----       ----
         (233)      (102)       55         73        --         (57)        (8)        56
       ======     ======     =====      =====        ==        ====       ====       ====



          583      1,388     1,616      1,096        --          51        214        674
         (837)      (645)     (141)       (97)       --        (610)      (420)      (402)
       ------     ------     -----      -----        --        ----       ----       ----
         (254)       743     1,475        999        --        (559)      (206)       272
       ======     ======     =====      =====        ==        ====       ====       ====


--------------------------------------------------------------------------------









                              MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
                          LARGE CAP GROWTH--      MID CAP CORE--       MID CAP GROWTH--
                             SERVICE CLASS         SERVICE CLASS         SERVICE CLASS
                          ------------------    ------------------    ------------------
                            2008       2007       2008       2007       2008       2007
                          --------------------------------------------------------------

SERIES I POLICIES
Units Issued...........      249       190         152        251        168        223
Units Redeemed.........      (50)      (23)       (126)       (61)      (203)       (97)
                            ----       ---        ----       ----       ----       ----
  Net Increase
     (Decrease)........      199       167          26        190        (35)       126
                            ====       ===        ====       ====       ====       ====


SERIES II POLICIES
Units Issued...........      103        58          34        126         44         76
Units Redeemed.........      (13)       (6)        (22)       (14)       (13)       (18)
                            ----       ---        ----       ----       ----       ----
  Net Increase
     (Decrease)........       90        52          12        112         31         58
                            ====       ===        ====       ====       ====       ====


SERIES III POLICIES
Units Issued...........      239       228          43        192         68        134
Units Redeemed.........      (44)      (53)       (249)      (157)      (378)      (204)
                            ----       ---        ----       ----       ----       ----
  Net Increase
     (Decrease)........      195       175        (206)        35       (310)       (70)
                            ====       ===        ====       ====       ====       ====


SERIES IV POLICIES
Units Issued...........      858       298         128        330         95        204
Units Redeemed.........     (118)      (41)       (262)       (83)      (340)      (231)
                            ----       ---        ----       ----       ----       ----
  Net Increase
     (Decrease)........      740       257        (134)       247       (245)       (27)
                            ====       ===        ====       ====       ====       ====


SERIES V POLICIES
Units Issued...........       39        28           9         28          2         13
Units Redeemed.........       (9)       (7)        (40)       (27)       (18)       (21)
                            ----       ---        ----       ----       ----       ----
  Net Increase
     (Decrease)........       30        21         (31)         1        (16)        (8)
                            ====       ===        ====       ====       ====       ====


SERIES VI POLICIES
Units Issued...........      265       366          78        255         88        272
Units Redeemed.........      (54)      (39)       (289)      (166)      (393)       (93)
                            ----       ---        ----       ----       ----       ----
  Net Increase
     (Decrease)........      211       327        (211)        89       (305)       179
                            ====       ===        ====       ====       ====       ====




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                                                      MAINSTAY VP
                                MAINSTAY VP            MODERATE
          MAINSTAY VP            MODERATE               GROWTH              MAINSTAY VP           MAINSTAY VP
        MID CAP VALUE--        ALLOCATION--          ALLOCATION--         S&P 500 INDEX--     SMALL CAP GROWTH--
         SERVICE CLASS         SERVICE CLASS         SERVICE CLASS         SERVICE CLASS         SERVICE CLASS
      ------------------    ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007       2008       2007
      ----------------------------------------------------------------------------------------------------------


         191        310      2,218      2,528      2,045      2,881        370        565        109        144
        (278)      (104)      (859)      (604)      (746)      (455)      (411)      (258)      (139)       (84)
        ----       ----      -----      -----      -----      -----       ----       ----       ----       ----
         (87)       206      1,359      1,924      1,299      2,426        (41)       307        (30)        60
        ====       ====      =====      =====      =====      =====       ====       ====       ====       ====



          53        129        516        560        206        285         52        163         15         28
         (40)       (24)      (188)       (27)      (122)       (45)       (61)       (14)       (13)        (3)
        ----       ----      -----      -----      -----      -----       ----       ----       ----       ----
          13        105        328        533         84        240         (9)       149          2         25
        ====       ====      =====      =====      =====      =====       ====       ====       ====       ====



          46        209      1,002      1,640        609      1,578        125        330         13         55
        (599)      (392)      (177)      (108)      (248)      (133)      (599)      (820)      (195)      (218)
        ----       ----      -----      -----      -----      -----       ----       ----       ----       ----
        (553)      (183)       825      1,532        361      1,445       (474)      (490)      (182)      (163)
        ====       ====      =====      =====      =====      =====       ====       ====       ====       ====



         133        430      1,745      2,036      1,815      1,691        160        493         42         80
        (583)      (215)      (260)      (108)      (220)      (100)      (495)      (437)      (190)      (137)
        ----       ----      -----      -----      -----      -----       ----       ----       ----       ----
        (450)       215      1,485      1,928      1,595      1,591       (335)        56       (148)       (57)
        ====       ====      =====      =====      =====      =====       ====       ====       ====       ====



           9         23         94        207         49        106         12         62          1          8
         (43)       (35)       (91)       (19)       (78)        (6)       (65)       (35)       (10)       (20)
        ----       ----      -----      -----      -----      -----       ----       ----       ----       ----
         (34)       (12)         3        188        (29)       100        (53)        27         (9)       (12)
        ====       ====      =====      =====      =====      =====       ====       ====       ====       ====



          60        254      1,175      1,356        624      1,813        187        415         29         94
        (331)      (268)      (142)      (140)      (427)       (61)      (290)      (341)       (90)      (101)
        ----       ----      -----      -----      -----      -----       ----       ----       ----       ----
        (271)       (14)     1,033      1,216        197      1,752       (103)        74        (61)        (7)
        ====       ====      =====      =====      =====      =====       ====       ====       ====       ====


--------------------------------------------------------------------------------









                              MAINSTAY VP           MAINSTAY VP         ALGER AMERICAN
                            TOTAL RETURN--            VALUE--          SMALLCAP GROWTH--
                             SERVICE CLASS         SERVICE CLASS        CLASS S SHARES
                          ------------------    ------------------    ------------------
                            2008       2007       2008       2007       2008       2007
                          --------------------------------------------------------------

SERIES I POLICIES
Units Issued...........       88        100          64       231         40         87
Units Redeemed.........     (103)       (74)     (1,338)      (78)       (79)       (59)
                            ----       ----      ------      ----       ----       ----
  Net Increase
     (Decrease)........      (15)        26      (1,274)      153        (39)        28
                            ====       ====      ======      ====       ====       ====


SERIES II POLICIES
Units Issued...........       64         25          12       118          1         28
Units Redeemed.........       (5)        (5)       (188)      (12)       (12)        (5)
                            ----       ----      ------      ----       ----       ----
  Net Increase
     (Decrease)........       59         20        (176)      106        (11)        23
                            ====       ====      ======      ====       ====       ====


SERIES III POLICIES
Units Issued...........       19         61          16       169          8         55
Units Redeemed.........     (201)      (214)     (1,945)     (243)      (122)       (93)
                            ----       ----      ------      ----       ----       ----
  Net Increase
     (Decrease)........     (182)      (153)     (1,929)      (74)      (114)       (38)
                            ====       ====      ======      ====       ====       ====


SERIES IV POLICIES
Units Issued...........       22         56          62       275          9         99
Units Redeemed.........     (140)       (91)     (1,924)     (166)      (168)      (125)
                            ----       ----      ------      ----       ----       ----
  Net Increase
     (Decrease)........     (118)       (35)     (1,862)      109       (159)       (26)
                            ====       ====      ======      ====       ====       ====


SERIES V POLICIES
Units Issued...........        1          4           2        28         --          4
Units Redeemed.........      (21)        (7)        (83)      (12)        (8)       (12)
                            ----       ----      ------      ----       ----       ----
  Net Increase
     (Decrease)........      (20)        (3)        (81)       16         (8)        (8)
                            ====       ====      ======      ====       ====       ====


SERIES VI POLICIES
Units Issued...........       16         51          41       256          2         90
Units Redeemed.........      (78)       (88)     (1,494)     (241)       (97)       (99)
                            ----       ----      ------      ----       ----       ----
  Net Increase
     (Decrease)........      (62)       (37)     (1,453)       15        (95)        (9)
                            ====       ====      ======      ====       ====       ====




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








      COLUMBIA SMALL CAP        DREYFUS IP
          VALUE FUND,           TECHNOLOGY          FIDELITY(R) VIP       FIDELITY(R) VIP
       VARIABLE SERIES--         GROWTH--           CONTRAFUND(R)--       EQUITY-INCOME--
            CLASS B           SERVICE SHARES        SERVICE CLASS 2       SERVICE CLASS 2
      ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007
      ------------------------------------------------------------------------------------


          95        165        73         92         582        729        286        455
        (238)      (166)      (60)       (43)       (236)      (151)      (271)       (93)
        ----       ----       ---        ---        ----      -----       ----       ----
        (143)        (1)       13         49         346        578         15        362
        ====       ====       ===        ===        ====      =====       ====       ====



          19         88        42         45         198        324         69        254
         (51)        (8)      (16)        (4)       (142)       (62)      (138)       (44)
        ----       ----       ---        ---        ----      -----       ----       ----
         (32)        80        26         41          56        262        (69)       210
        ====       ====       ===        ===        ====      =====       ====       ====



          46         92        13         31         347        619        113        424
        (114)      (210)      (81)       (51)       (386)      (461)      (540)      (133)
        ----       ----       ---        ---        ----      -----       ----       ----
         (68)      (118)      (68)       (20)        (39)       158       (427)       291
        ====       ====       ===        ===        ====      =====       ====       ====



          77        233       115         91         842      1,172        273        601
        (156)       (40)      (40)       (85)       (620)      (281)      (291)      (176)
        ----       ----       ---        ---        ----      -----       ----       ----
         (79)       193        75          6         222        891        (18)       425
        ====       ====       ===        ===        ====      =====       ====       ====



          14         16        19          6          64        116         11         90
         (22)        (9)       (3)       (10)        (63)       (52)      (101)      (122)
        ----       ----       ---        ---        ----      -----       ----       ----
          (8)         7        16         (4)          1         64        (90)       (32)
        ====       ====       ===        ===        ====      =====       ====       ====



          35        146        41         51         480        761        142        535
         (81)      (231)      (55)       (22)       (368)      (319)      (338)      (276)
        ----       ----       ---        ---        ----      -----       ----       ----
         (46)       (85)      (14)        29         112        442       (196)       259
        ====       ====       ===        ===        ====      =====       ====       ====


--------------------------------------------------------------------------------









                              FIDELITY(R)           JANUS ASPEN       JANUS ASPEN SERIES
                             VIP MID CAP--       SERIES BALANCED--    WORLDWIDE GROWTH--
                            SERVICE CLASS 2       SERVICE SHARES        SERVICE SHARES
                          ------------------    ------------------    ------------------
                            2008       2007       2008       2007       2008       2007
                          --------------------------------------------------------------

SERIES I POLICIES
Units Issued...........      276        338        301        253        88        113
Units Redeemed.........     (697)      (578)      (158)      (108)      (44)       (44)
                            ----       ----       ----       ----       ---        ---
  Net Increase
     (Decrease)........     (421)      (240)       143        145        44         69
                            ====       ====       ====       ====       ===        ===


SERIES II POLICIES
Units Issued...........       54        112        148        114        26         53
Units Redeemed.........      (31)       (25)       (46)        (5)      (21)        (1)
                            ----       ----       ----       ----       ---        ---
  Net Increase
     (Decrease)........       23         87        102        109         5         52
                            ====       ====       ====       ====       ===        ===


SERIES III POLICIES
Units Issued...........       84        220        126        213        36         66
Units Redeemed.........     (427)      (340)      (205)      (182)      (92)       (29)
                            ----       ----       ----       ----       ---        ---
  Net Increase
     (Decrease)........     (343)      (120)       (79)        31       (56)        37
                            ====       ====       ====       ====       ===        ===


SERIES IV POLICIES
Units Issued...........      326        448        430        423        80        101
Units Redeemed.........     (327)      (167)      (234)      (180)      (41)       (58)
                            ----       ----       ----       ----       ---        ---
  Net Increase
     (Decrease)........       (1)       281        196        243        39         43
                            ====       ====       ====       ====       ===        ===


SERIES V POLICIES
Units Issued...........       27         26         29         77        10          5
Units Redeemed.........      (28)       (50)       (47)       (33)      (11)       (14)
                            ----       ----       ----       ----       ---        ---
  Net Increase
     (Decrease)........       (1)       (24)       (18)        44        (1)        (9)
                            ====       ====       ====       ====       ===        ===


SERIES VI POLICIES
Units Issued...........      190        283        203        173        59        102
Units Redeemed.........     (193)      (206)       (85)      (103)      (39)       (24)
                            ----       ----       ----       ----       ---        ---
  Net Increase
     (Decrease)........       (3)        77        118         70        20         78
                            ====       ====       ====       ====       ===        ===




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                                                                         NEUBERGER BERMAN
                                                                            AMT MID-CAP
       MFS(R) INVESTORS           MFS(R)                MFS(R)                GROWTH
        TRUST SERIES--       RESEARCH SERIES--    UTILITIES SERIES--        PORTFOLIO--
         SERVICE CLASS         SERVICE CLASS         SERVICE CLASS            CLASS S
      ------------------    ------------------    ------------------    ------------------
        2008       2007       2008       2007       2008       2007       2008       2007
      ------------------------------------------------------------------------------------


         27         13         19         21          671     1,700        92        210
         (7)        (9)       (21)        (8)      (1,316)     (602)      (81)       (45)
        ---        ---        ---        ---       ------     -----       ---        ---
         20          4         (2)        13         (645)    1,098        11        165
        ===        ===        ===        ===       ======     =====       ===        ===



          9          2          3          9          206       454        10         42
         (2)        (1)        (5)        --         (245)      (80)      (19)        (1)
        ---        ---        ---        ---       ------     -----       ---        ---
          7          1         (2)         9          (39)      374        (9)        41
        ===        ===        ===        ===       ======     =====       ===        ===



         20         27         13         28          227     1,236        23        185
        (10)        (7)        (9)       (10)        (802)     (217)      (69)       (20)
        ---        ---        ---        ---       ------     -----       ---        ---
         10         20          4         18         (575)    1,019       (46)       165
        ===        ===        ===        ===       ======     =====       ===        ===



         28         24         16         25          544     1,275        64        147
        (24)        (4)       (24)       (23)        (704)     (168)      (25)       (17)
        ---        ---        ---        ---       ------     -----       ---        ---
          4         20         (8)         2         (160)    1,107        39        130
        ===        ===        ===        ===       ======     =====       ===        ===



          5          1          2          2           50       137        20          9
         (1)        (1)        --         --          (83)      (34)       (3)        (1)
        ---        ---        ---        ---       ------     -----       ---        ---
          4         --          2          2          (33)      103        17          8
        ===        ===        ===        ===       ======     =====       ===        ===



         17          9         18         16          454     1,341        49        182
        (23)       (11)       (22)        (9)        (630)     (216)      (69)       (15)
        ---        ---        ---        ---       ------     -----       ---        ---
         (6)        (2)        (4)         7         (176)    1,125       (20)       167
        ===        ===        ===        ===       ======     =====       ===        ===


--------------------------------------------------------------------------------








                                                  VAN KAMPEN UIF          VICTORY VIF
                             T. ROWE PRICE           EMERGING             DIVERSIFIED
                             EQUITY INCOME       MARKETS EQUITY--           STOCK--
                             PORTFOLIO--II           CLASS II           CLASS A SHARES
                          ------------------    ------------------    ------------------
                            2008       2007       2008       2007       2008       2007
                          --------------------------------------------------------------

SERIES I POLICIES
Units Issued...........      298        432        185        199        79          68
Units Redeemed.........     (266)      (114)       (74)       (34)      (58)       (101)
                            ----       ----       ----       ----       ---        ----
  Net Increase
     (Decrease)........       32        318        111        165        21         (33)
                            ====       ====       ====       ====       ===        ====


SERIES II POLICIES
Units Issued...........      106        260         73        105        28          27
Units Redeemed.........     (112)       (75)       (53)       (10)       (8)         (4)
                            ----       ----       ----       ----       ---        ----
  Net Increase
     (Decrease)........       (6)       185         20         95        20          23
                            ====       ====       ====       ====       ===        ====


SERIES III POLICIES
Units Issued...........       73        347        113        197        32          51
Units Redeemed.........     (481)      (476)      (105)       (67)      (27)        (15)
                            ----       ----       ----       ----       ---        ----
  Net Increase
     (Decrease)........     (408)      (129)         8        130         5          36
                            ====       ====       ====       ====       ===        ====


SERIES IV POLICIES
Units Issued...........      428        864        162        273       121          70
Units Redeemed.........     (875)      (270)      (171)       (52)      (29)        (18)
                            ----       ----       ----       ----       ---        ----
  Net Increase
     (Decrease)........     (447)       594         (9)       221        92          52
                            ====       ====       ====       ====       ===        ====


SERIES V POLICIES
Units Issued...........       53        132         14         24        20           6
Units Redeemed.........     (136)      (104)        (7)       (13)       (1)         (9)
                            ----       ----       ----       ----       ---        ----
  Net Increase
     (Decrease)........      (83)        28          7         11        19          (3)
                            ====       ====       ====       ====       ===        ====


SERIES VI POLICIES
Units Issued...........      165        651        141        219        41          31
Units Redeemed.........     (496)      (256)      (132)      (135)      (17)        (49)
                            ----       ----       ----       ----       ---        ----
  Net Increase
     (Decrease)........     (331)       395          9         84        24         (18)
                            ====       ====       ====       ====       ===        ====




Not all investment divisions are available under all policies.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III


                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):

--------------------------------------------------------------------------------

The following table presents financial highlights for each Investment Division as of December 31, 2008, 2007, 2006, 2005, and 2004:






                                                        MAINSTAY VP
                                                    BOND--INITIAL CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $86,749  $103,808  $116,353  $143,751  $165,678
Units Outstanding..................     4,854     5,935     6,999     8,911    10,346
Variable Accumulation Unit Value...   $ 17.87  $  17.47  $  16.64  $  16.14  $  16.01
Total Return.......................      2.3%      5.0%      3.1%      0.8%      2.6%
Investment Income Ratio............      4.0%      3.5%      1.1%      3.0%      3.3%

SERIES II POLICIES (b)
Net Assets.........................   $   660  $    936  $    959  $  1,139  $  1,250
Units Outstanding..................        46        66        71        87        96
Variable Accumulation Unit Value...   $ 14.42  $  14.12  $  13.46  $  13.08  $  13.00
Total Return.......................      2.1%      4.9%      2.9%      0.6%      2.5%
Investment Income Ratio............      3.6%      3.4%      1.1%      3.1%      3.2%

SERIES III POLICIES (c)
Net Assets.........................   $38,193  $ 39,600  $ 40,200  $ 46,639  $ 53,616
Units Outstanding..................     2,710     2,869     3,053     3,643     4,212
Variable Accumulation Unit Value...   $ 14.10  $  13.81  $  13.17  $  12.80  $  12.73
Total Return.......................      2.1%      4.8%      2.9%      0.6%      2.4%
Investment Income Ratio............      4.2%      3.7%      1.1%      3.0%      3.3%

SERIES IV POLICIES (d)
Net Assets.........................   $11,916  $ 12,065  $ 11,976  $ 13,277  $ 14,522
Units Outstanding..................       940       971     1,014     1,158     1,276
Variable Accumulation Unit Value...   $ 12.68  $  12.40  $  11.82  $  11.47  $  11.39
Total Return.......................      2.2%      5.0%      3.0%      0.7%      2.6%
Investment Income Ratio............      4.1%      3.6%      1.1%      3.1%      3.4%

SERIES V POLICIES (e)
Net Assets.........................   $   188  $    208  $    240  $    271  $    274
Units Outstanding..................        16        17        21        25        25
Variable Accumulation Unit Value...   $ 12.09  $  11.88  $  11.36  $  11.07  $  11.03
Total Return.......................      1.8%      4.6%      2.6%      0.3%      2.2%
Investment Income Ratio............      4.1%      3.4%      1.1%      3.2%      3.2%

SERIES VI POLICIES (f)
Net Assets.........................   $    --  $     --  $     --  $     --  $     --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...   $    --  $     --  $     --  $     --  $     --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








                        MainStay VP                                       MainStay VP
            Capital Appreciation--Initial Class                         Cash Management
      -----------------------------------------------  ------------------------------------------------
        2008     2007      2006      2005      2004      2008      2007      2006      2005      2004
      -------------------------------------------------------------------------------------------------


      $95,684  $198,461  $226,445  $282,124  $338,179  $173,656  $121,912   $94,109  $104,359  $125,022
        7,796     9,739    12,330    15,825    20,255   127,879    90,100    71,765    82,631   100,042
      $ 12.28  $  20.37  $  18.38  $  17.85  $  16.70  $   1.36  $   1.35   $  1.31  $   1.27  $   1.25
       (39.7%)    10.8%      3.0%      6.9%      2.7%      0.8%      3.4%      3.1%      1.5%     (0.6%)
         0.5%      0.1%      0.3%        --      0.2%      2.1%      4.7%      4.5%      2.9%      0.8%


      $   102  $    256  $    344  $    652  $    862  $ 27,184  $ 13,015   $ 5,265  $  3,519  $  3,728
           22        34        50        98       138    24,265    11,758     4,894     3,332     3,618
      $  4.58  $   7.61  $   6.87  $   6.68  $   6.26  $   1.12  $   1.11   $  1.08  $   1.04  $   1.03
       (39.8%)    10.7%      2.8%      6.8%      2.6%      0.6%      3.2%      3.0%      1.4%     (0.7%)
         0.5%      0.1%      0.3%        --      0.2%      2.0%      4.7%      4.5%      2.8%      0.8%


      $ 8,325  $ 16,543  $ 17,425  $ 20,832  $ 23,810  $136,011  $ 79,545   $44,139  $ 41,117  $ 40,778
        1,997     2,389     2,784     3,416     4,168   124,224    71,971    41,247    38,715    39,941
      $  4.17  $   6.93  $   6.26  $   6.09  $   5.71  $   1.10  $   1.10   $  1.06  $   1.03  $   1.02
       (39.8%)    10.6%      2.8%      6.7%      2.5%      0.6%      3.2%      2.9%      1.3%     (0.8%)
         0.5%      0.1%      0.3%        --      0.2%      2.0%      4.7%      4.5%      2.9%      0.8%


      $ 3,740  $  6,849  $  7,542  $  8,595  $  8,988  $114,583  $ 42,684   $26,243  $ 19,248  $ 17,481
          531       586       715       839       937   106,914    39,964    25,518    18,974    17,751
      $  7.04  $  11.69  $  10.55  $  10.25  $   9.59  $   1.07  $   1.06   $  1.03  $   1.00  $   0.98
       (39.8%)    10.8%      2.9%      6.9%      2.7%      0.7%      3.3%      3.1%      1.5%     (0.6%)
         0.6%      0.1%      0.3%        --      0.2%      1.9%      4.7%      4.5%      2.9%      0.9%


      $     5  $      8  $      7  $     30  $     58  $  9,319  $  4,304   $ 3,113  $  2,154  $  2,339
            1         1         1         2         5     8,666     4,102     3,075     2,184     2,397
      $  8.47  $  14.12  $  12.80  $  12.49  $  11.73  $   1.05  $   1.04   $  1.01  $   0.99  $   0.98
       (40.0%)    10.3%      2.5%      6.4%      2.2%      0.3%      2.9%      2.7%      1.1%     (1.0%)
         0.6%      0.1%      0.3%        --      0.3%      1.9%      4.7%      4.5%      2.9%      0.8%


      $    --  $     --  $     --  $     --  $     --  $ 63,907  $ 20,615   $11,521  $  7,743  $  9,581
           --        --        --        --        --    60,512    19,513    11,138     7,833     9,734
      $    --  $     --  $     --  $     --  $     --  $   1.06  $   1.05   $  1.02  $   1.00  $   0.98
           --        --        --        --        --      0.4%      3.0%      2.8%      1.2%     (0.9%)
           --        --        --        --        --      1.9%      4.7%      4.5%      2.9%      1.0%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                        MAINSTAY VP
                                                COMMON STOCK--INITIAL CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $89,607  $181,427  $217,729  $234,431  $270,485
Units Outstanding..................     5,082     6,457     8,043     9,934    12,168
Variable Accumulation Unit Value...   $ 17.63  $  28.11  $  27.11  $  23.61  $  22.23
Total Return.......................    (37.3%)     3.7%     14.9%      6.2%      9.4%
Investment Income Ratio............      1.4%      1.2%      0.5%      0.9%      1.4%

SERIES II POLICIES (b)
Net Assets.........................   $   343  $    604  $    684  $    902  $  1,065
Units Outstanding..................        56        62        72       110       137
Variable Accumulation Unit Value...   $  6.11  $   9.76  $   9.43  $   8.22  $   7.75
Total Return.......................    (37.4%)     3.5%     14.7%      6.0%      9.2%
Investment Income Ratio............      1.5%      1.2%      0.5%      0.9%      1.4%

SERIES III POLICIES (c)
Net Assets.........................   $13,910  $ 26,757  $ 30,739  $ 30,004  $ 32,680
Units Outstanding..................     2,267     2,725     3,244     3,632     4,192
Variable Accumulation Unit Value...   $  6.13  $   9.80  $   9.47  $   8.26  $   7.80
Total Return.......................    (37.4%)     3.5%     14.6%      6.0%      9.1%
Investment Income Ratio............      1.4%      1.2%      0.6%      1.0%      1.4%

SERIES IV POLICIES (d)
Net Assets.........................   $ 5,006  $  9,415  $  9,783  $  9,394  $  9,421
Units Outstanding..................       575       678       730       805       856
Variable Accumulation Unit Value...   $  8.71  $  13.89  $  13.41  $  11.68  $  11.00
Total Return.......................    (37.3%)     3.6%     14.8%      6.1%      9.3%
Investment Income Ratio............      1.4%      1.3%      0.6%      1.0%      1.4%

SERIES V POLICIES (e)
Net Assets.........................   $    51  $    114  $    121  $    316  $    325
Units Outstanding..................         5         7         8        24        26
Variable Accumulation Unit Value...   $  9.64  $  15.44  $  14.96  $  13.08  $  12.38
Total Return.......................    (37.6%)     3.2%     14.4%      5.7%      8.9%
Investment Income Ratio............      1.5%      1.2%      0.3%      1.1%      1.6%

SERIES VI POLICIES (f)
Net Assets.........................   $    --  $     --  $     --  $     --  $     --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...   $    --  $     --  $     --  $     --  $     --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








                        MAINSTAY VP                                        MAINSTAY VP
                 CONVERTIBLE--INITIAL CLASS                     DEVELOPING GROWTH--INITIAL CLASS
      -----------------------------------------------  --------------------------------------------------
        2008     2007      2006      2005      2004      2008      2007       2006       2005      2004
      ---------------------------------------------------------------------------------------------------


      $62,517  $119,531  $129,667  $143,841  $162,933   $ 7,469  $ 18,278    $14,757    $15,387   $24,385
        4,241     5,245     6,442     7,778     9,263     1,006     1,275      1,389      1,609     2,817
      $ 14.75  $  22.80  $  20.13  $  18.49  $  17.59   $  7.42   $ 14.26    $ 10.62    $  9.57   $  8.66
       (35.3%)    13.3%      8.9%      5.1%      4.6%    (48.0%)    34.2%      11.1%      10.5%      4.4%
         2.0%      2.2%      2.2%      1.5%      1.8%        --        --         --         --        --

      $   663  $  1,182  $  1,254  $  1,313  $  1,516   $   105   $   212    $   178    $   188   $   174
           80        92       111       126       153        15        15         18         21        21
      $  8.27  $  12.81  $  11.33  $  10.42  $   9.93   $  7.06   $ 13.58    $ 10.13    $  9.14   $  8.28
       (35.4%)    13.1%      8.7%      5.0%      4.5%    (48.0%)    34.0%      10.9%      10.3%      4.2%
         2.1%      2.2%      2.2%      1.4%      1.9%        --        --         --         --        --

      $20,103  $ 35,196  $ 32,850  $ 34,249  $ 41,714   $ 3,648   $ 8,932    $ 6,163    $ 5,528   $ 5,538
        2,540     2,876     3,037     3,436     4,391       518       656        606        603       666
      $  7.90  $  12.24  $  10.83  $   9.97  $   9.50   $  7.07   $ 13.62    $ 10.17    $  9.17   $  8.32
       (35.5%)    13.0%      8.7%      4.9%      4.4%    (48.1%)    33.9%      10.8%      10.3%      4.2%
         2.1%      2.3%      2.3%      1.4%      1.9%        --        --         --         --        --

      $ 7,926  $ 12,384  $ 11,775  $ 12,116  $ 12,704   $ 1,070   $ 2,147    $ 1,544    $ 1,575   $ 1,530
          811       819       881       987     1,087       114       118        115        130       139
      $  9.78  $  15.13  $  13.36  $  12.28  $  11.68   $  9.41   $ 18.09    $ 13.48    $ 12.15   $ 11.00
       (35.4%)    13.2%      8.8%      5.1%      4.6%    (48.0%)    34.1%      11.0%      10.4%      4.3%
         2.2%      2.3%      2.3%      1.5%      1.9%        --        --         --         --        --

      $   255  $    423  $    464  $    229  $    246   $    77   $   164    $     9    $    15   $    14
           24        26        32        17        19         7         7          1          1         1
      $ 10.67  $  16.57  $  14.70  $  13.56  $  12.96   $ 11.49   $ 22.17    $ 16.59    $ 15.01   $ 13.64
       (35.6%)    12.8%      8.4%      4.7%      4.2%    (48.2%)    33.6%      10.6%      10.0%      3.9%
         2.1%      2.2%      4.8%      1.5%      2.0%        --        --         --         --        --

      $    --  $     --  $     --  $     --  $     --   $    --   $    --    $    --    $    --   $    --
           --        --        --        --        --        --        --         --         --        --
      $    --  $     --  $     --  $     --  $     --   $    --   $    --    $    --    $    --   $    --
           --        --        --        --        --        --        --         --         --        --
           --        --        --        --        --        --        --         --         --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                        MAINSTAY VP
                                                 GOVERNMENT--INITIAL CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $86,408   $70,190   $82,614  $105,432  $127,522
Units Outstanding..................     4,740     4,166     5,160     6,756     8,248
Variable Accumulation Unit Value...   $ 18.24   $ 16.85   $ 16.02  $  15.61  $  15.46
Total Return.......................      8.3%      5.2%      2.6%      1.0%      1.9%
Investment Income Ratio............      3.2%      4.6%      0.9%      2.9%      3.7%

SERIES II POLICIES (b)
Net Assets.........................   $   514   $   579   $   721  $  1,063  $  1,442
Units Outstanding..................        36        43        57        86       117
Variable Accumulation Unit Value...   $ 14.41   $ 13.33   $ 12.69  $  12.38  $  12.28
Total Return.......................      8.1%      5.0%      2.5%      0.8%      1.7%
Investment Income Ratio............      2.7%      4.3%      0.8%      2.8%      3.7%

SERIES III POLICIES (c)
Net Assets.........................   $36,740   $30,102   $31,736  $ 37,741  $ 46,405
Units Outstanding..................     2,597     2,290     2,535     3,086     3,823
Variable Accumulation Unit Value...   $ 14.21   $ 13.15   $ 12.53  $  12.23  $  12.14
Total Return.......................      8.1%      5.0%      2.4%      0.8%      1.7%
Investment Income Ratio............      3.2%      4.7%      1.0%      2.8%      3.7%

SERIES IV POLICIES (d)
Net Assets.........................   $11,635   $ 9,360   $10,147  $ 11,975  $ 13,857
Units Outstanding..................       900       783       893     1,082     1,262
Variable Accumulation Unit Value...   $ 12.93   $ 11.95   $ 11.36  $  11.08  $  10.98
Total Return.......................      8.2%      5.1%      2.6%      0.9%      1.8%
Investment Income Ratio............      3.3%      4.7%      0.9%      2.9%      3.7%

SERIES V POLICIES (e)
Net Assets.........................   $   144   $   183   $   217  $    301  $    361
Units Outstanding..................        12        16        20        28        34
Variable Accumulation Unit Value...   $ 12.37   $ 11.48   $ 10.96  $  10.73  $  10.68
Total Return.......................      7.8%      4.7%      2.1%      0.5%      1.4%
Investment Income Ratio............      2.7%      4.8%      0.9%      2.9%      2.7%

SERIES VI POLICIES (f)
Net Assets.........................   $    --   $    --   $    --  $     --  $     --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $    --   $    --  $     --  $     --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                         MAINSTAY VP
                         HIGH YIELD                                        MAINSTAY VP
                CORPORATE BOND--INITIAL CLASS                   ICAP SELECT EQUITY--INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      --------------------------------------------------------------------------------------------------


      $217,881  $382,936  $475,318  $532,635  $623,762  $106,056   $66,251   $36,095   $33,772   $37,374
        11,326    14,914    18,683    23,132    27,478    11,955     4,594     2,640     2,904     3,342
      $  19.22  $  25.68  $  25.46  $  23.05  $  22.70  $   8.87   $ 14.42   $ 13.68   $ 11.63   $ 11.18
        (25.2%)     0.9%     10.5%      1.5%     11.2%    (38.5%)     5.4%     17.6%      4.0%      9.8%
          8.4%      6.2%      1.8%      5.5%      6.9%      0.6%      0.6%      0.3%      0.9%      1.0%

      $  1,840  $  2,223  $  3,736  $  3,072  $  5,698  $    896   $   583   $   306   $   336   $   395
           152       137       232       213       396       110        45        24        31        38
      $  12.10  $  16.19  $  16.07  $  14.57  $  14.38  $   8.16   $ 13.27   $ 12.62   $ 10.74   $ 10.34
        (25.3%)     0.7%     10.3%      1.4%     11.0%    (38.6%)     5.2%     17.5%      3.8%      9.7%
          8.7%      5.2%      2.2%      4.3%      7.5%      0.6%      0.6%      0.2%      0.8%      1.0%

      $ 57,001  $ 93,011  $103,150  $105,143  $124,365  $ 31,234   $21,862   $13,419   $11,362   $13,234
         4,799     5,857     6,543     7,353     8,808     3,890     1,672     1,080     1,073     1,296
      $  11.86  $  15.88  $  15.77  $  14.31  $  14.12  $   8.03   $ 13.08   $ 12.44   $ 10.59   $ 10.21
        (25.3%)     0.7%     10.3%      1.3%     10.9%    (38.6%)     5.2%     17.4%      3.8%      9.6%
          8.6%      6.3%      1.9%      5.6%      7.2%      0.6%      0.6%      0.3%      0.9%      1.0%

      $ 19,633  $ 30,072  $ 34,662  $ 37,289  $ 42,153  $  9,592   $ 6,279   $ 3,829   $ 3,129   $ 3,137
         1,609     1,842     2,142     2,554     2,920     1,096       441       283       272       284
      $  12.20  $  16.31  $  16.17  $  14.65  $  14.44  $   8.75   $ 14.23   $ 13.51   $ 11.49   $ 11.06
        (25.2%)     0.8%     10.4%      1.5%     11.1%    (38.5%)     5.3%     17.6%      3.9%      9.8%
          8.7%      6.4%      1.9%      5.6%      7.5%      0.6%      0.6%      0.3%      0.9%      1.0%

      $    191  $    418  $    914  $  1,179  $  1,399  $    111   $    77   $    42   $   282   $   273
            15        25        54        78        92        10         4         2        19        19
      $  12.65  $  16.99  $  16.91  $  15.38  $  15.22  $  11.31   $ 18.46   $ 17.60   $ 15.03   $ 14.52
        (25.5%)     0.4%     10.0%      1.1%     10.7%    (38.7%)     4.9%     17.1%      3.5%      9.3%
          8.7%      4.7%      1.8%      6.6%      8.8%      0.6%      0.6%        --      1.0%      1.0%

      $     --  $     --  $     --  $     --  $     --  $     --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --
      $     --  $     --  $     --  $     --  $     --  $     --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --
            --        --        --        --        --        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                       MAINSTAY VP
                                              INCOME & GROWTH--INITIAL CLASS
                                     -----------------------------------------------
                                       2008      2007      2006      2005      2004
                                     -----------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................     $--    $     --   $37,676   $42,001  $46,438
Units Outstanding..................      --          --     2,835     3,636    4,151
Variable Accumulation Unit Value...     $--         $--   $ 13.31   $ 11.55  $ 11.19
Total Return.......................      --          --     15.2%      3.2%    11.1%
Investment Income Ratio............      --          --      0.6%      1.1%     1.7%

SERIES II POLICIES (b)
Net Assets.........................     $--         $--   $   177   $   314  $   316
Units Outstanding..................      --          --        16        33       34
Variable Accumulation Unit Value...     $--         $--   $ 10.96   $  9.52  $  9.24
Total Return.......................      --          --     15.1%      3.1%    10.9%
Investment Income Ratio............      --          --      0.4%      1.1%     1.7%

SERIES III POLICIES (c)
Net Assets.........................     $--         $--   $ 9,404   $ 8,863  $ 8,690
Units Outstanding..................      --          --       876       949      959
Variable Accumulation Unit Value...     $--         $--   $ 10.74   $  9.34  $  9.06
Total Return.......................      --          --     15.0%      3.0%    10.9%
Investment Income Ratio............      --          --      0.6%      1.2%     1.8%

SERIES IV POLICIES (d)
Net Assets.........................     $--         $--   $ 2,554   $ 2,369  $ 2,452
Units Outstanding..................      --          --       187       200      214
Variable Accumulation Unit Value...     $--         $--   $ 13.64   $ 11.85  $ 11.48
Total Return.......................      --          --     15.2%      3.2%    11.0%
Investment Income Ratio............      --          --      0.6%      1.1%     1.8%

SERIES V POLICIES (e)
Net Assets.........................     $--         $--   $    24   $    66  $    12
Units Outstanding..................      --          --         2         5        1
Variable Accumulation Unit Value...     $--         $--   $ 14.90   $ 13.00  $ 12.65
Total Return.......................      --          --     14.6%      2.8%    10.6%
Investment Income Ratio............      --          --      0.3%      1.6%     1.1%

SERIES VI POLICIES (f)
Net Assets.........................     $--         $--   $    --   $    --  $    --
Units Outstanding..................      --          --        --        --       --
Variable Accumulation Unit Value...     $--         $--   $    --   $    --  $    --
Total Return.......................      --          --        --        --       --
Investment Income Ratio............      --          --        --        --       --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








                         MAINSTAY VP                                       MAINSTAY VP
             INTERNATIONAL EQUITY--INITIAL CLASS                 LARGE CAP GROWTH--INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      --------------------------------------------------------------------------------------------------


       $45,986   $84,428   $90,947   $67,127   $52,910   $29,821   $56,461   $56,353   $63,856   $79,285
         2,432     3,273     3,643     3,484     2,925     3,167     3,618     4,322     5,180     6,615
       $ 18.92   $ 25.81   $ 24.94   $ 19.26   $ 18.09   $  9.42   $ 15.61   $ 13.04   $ 12.33   $ 11.98
        (26.7%)     3.5%     29.5%      6.5%     15.7%    (39.7%)    19.7%      5.7%      2.9%     (3.7%)
          1.3%      0.6%      0.3%      1.8%      1.1%      0.1%        --      0.1%        --      0.2%

       $   596   $ 1,125   $ 1,182   $   633   $   577   $   193   $   391   $   339   $   439   $   473
            52        72        78        54        52        37        44        47        64        71
       $ 11.46   $ 15.66   $ 15.16   $ 11.72   $ 11.02   $  5.23   $  8.68   $  7.27   $  6.88   $  6.70
        (26.8%)     3.3%     29.3%      6.3%     15.5%    (39.7%)    19.5%      5.6%      2.7%     (3.8%)
          1.3%      0.6%      0.3%      1.6%      0.9%      0.1%        --      0.1%        --      0.2%

       $17,757   $29,445   $30,076   $18,508   $15,214   $ 6,856   $12,304   $10,746   $10,732   $13,389
         1,549     1,879     1,981     1,576     1,377     1,542     1,654     1,735     1,827     2,343
       $ 11.47   $ 15.68   $ 15.18   $ 11.75   $ 11.05   $  4.46   $  7.40   $  6.19   $  5.87   $  5.72
        (26.9%)     3.3%     29.2%      6.3%     15.5%    (39.8%)    19.4%      5.5%      2.7%     (3.9%)
          1.4%      0.6%      0.3%      1.7%      1.1%      0.1%        --      0.1%        --      0.2%

       $ 5,824   $ 9,134   $ 8,631   $ 5,810   $ 4,582   $ 2,422   $ 3,646   $ 3,039   $ 3,000   $ 3,497
           427       490       478       417       351       322       292       291       304       364
       $ 13.64   $ 18.62   $ 18.01   $ 13.91   $ 13.07   $  7.52   $ 12.48   $ 10.43   $  9.87   $  9.60
        (26.7%)     3.4%     29.4%      6.4%     15.7%    (39.7%)    19.6%      5.7%      2.9%     (3.7%)
          1.4%      0.7%      0.3%      1.8%      1.0%      0.1%        --      0.1%        --      0.2%


       $    63   $    86   $ 1,858   $   386   $   375   $   172   $   260   $   101   $    90   $    77
             4         4        94        25        26        19        17         8         8         7
       $ 14.78   $ 20.26   $ 19.67   $ 15.26   $ 14.39   $  8.94   $ 14.88   $ 12.49   $ 11.87   $ 11.58
        (27.0%)     3.0%     28.9%      6.0%     15.2%    (39.9%)    19.1%      5.3%      2.4%     (4.1%)
          1.5%      0.5%      0.8%      1.8%      1.4%      0.1%        --      0.1%        --      0.3%

       $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --
       $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --
            --        --        --        --        --        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                        MAINSTAY VP
                                                MID CAP CORE--INITIAL CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $19,107   $44,024   $48,130   $47,318   $38,315
Units Outstanding..................     1,936     2,539     2,876     3,204     2,964
Variable Accumulation Unit Value...   $  9.87   $ 17.34   $ 16.74   $ 14.77   $ 12.92
Total Return.......................    (43.0%)     3.6%     13.4%     14.3%     20.5%
Investment Income Ratio............      0.3%      0.4%        --      0.6%      0.6%

SERIES II POLICIES (b)
Net Assets.........................   $   174   $   355   $   468   $   313   $   155
Units Outstanding..................        16        19        26        20        11
Variable Accumulation Unit Value...   $ 10.58   $ 18.60   $ 17.98   $ 15.89   $ 13.93
Total Return.......................    (43.1%)     3.4%     13.2%     14.1%     20.3%
Investment Income Ratio............      0.3%      0.3%        --      0.7%      0.4%

SERIES III POLICIES (c)
Net Assets.........................   $ 8,230   $18,072   $20,399   $20,574   $15,820
Units Outstanding..................       810     1,012     1,182     1,348     1,182
Variable Accumulation Unit Value...   $ 10.15   $ 17.85   $ 17.27   $ 15.27   $ 13.39
Total Return.......................    (43.2%)     3.4%     13.1%     14.0%     20.3%
Investment Income Ratio............      0.3%      0.4%        --      0.6%      0.5%

SERIES IV POLICIES (d)
Net Assets.........................   $ 3,439   $ 7,041   $ 7,055   $ 6,824   $ 5,835
Units Outstanding..................       344       401       416       456       445
Variable Accumulation Unit Value...   $  9.99   $ 17.55   $ 16.95   $ 14.96   $ 13.10
Total Return.......................    (43.1%)     3.5%     13.3%     14.2%     20.4%
Investment Income Ratio............      0.3%      0.4%        --      0.6%      0.5%

SERIES V POLICIES (e)
Net Assets.........................   $    14   $    26   $    26   $    27   $    24
Units Outstanding..................         1         1         1         2         2
Variable Accumulation Unit Value...   $ 11.61   $ 20.48   $ 19.86   $ 17.60   $ 15.47
Total Return.......................    (43.3%)     3.1%     12.8%     13.7%     20.0%
Investment Income Ratio............      0.3%      0.4%        --      0.5%      0.3%

SERIES VI POLICIES (f)
Net Assets.........................   $    --   $    --   $    --   $    --   $    --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $    --   $    --   $    --   $    --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








                         MAINSTAY VP                                       MAINSTAY VP
                MID CAP GROWTH--INITIAL CLASS                     MID CAP VALUE--INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      --------------------------------------------------------------------------------------------------



       $23,906   $60,357   $63,407   $66,803   $54,207   $34,773   $73,160   $90,427   $96,022   $89,742
         2,794     3,847     4,615     5,239     4,905     3,744     5,250     6,320     7,547     7,353
       $  8.57   $ 15.70   $ 13.75   $ 12.76   $ 11.05   $  9.29   $ 13.95   $ 14.31   $ 12.72   $ 12.20
        (45.4%)    14.2%      7.7%     15.5%     20.9%    (33.4%)    (2.5%)    12.5%      4.2%     15.9%
            --        --        --        --        --      1.5%      0.9%      0.1%      0.8%      0.9%


       $   120   $   293   $   365   $   470   $   292   $   254   $   455   $   614   $   715   $   807
            11        15        21        29        21        28        33        43        57        67
       $ 10.86   $ 19.94   $ 17.49   $ 16.26   $ 14.10   $  9.15   $ 13.76   $ 14.14   $ 12.59   $ 12.10
        (45.5%)    14.0%      7.5%     15.3%     20.7%    (33.5%)    (2.7%)    12.3%      4.1%     15.7%
            --        --        --        --        --      1.6%      0.9%      0.1%      0.7%      0.9%


       $ 9,835   $23,871   $23,626   $26,887   $22,005   $17,440   $34,312   $42,392   $43,214   $40,034
         1,143     1,505     1,697     2,077     1,958     1,878     2,456     2,953     3,378     3,255
       $  8.64   $ 15.87   $ 13.93   $ 12.96   $ 11.24   $  9.29   $ 13.97   $ 14.36   $ 12.79   $ 12.30
        (45.5%)    13.9%      7.5%     15.3%     20.7%    (33.5%)    (2.7%)    12.2%      4.0%     15.7%
            --        --        --        --        --      1.5%      0.9%      0.1%      0.8%      0.9%


       $ 4,317   $ 9,478   $ 9,021   $ 9,387   $ 7,944   $ 7,297   $12,987   $14,247   $13,991   $13,799
           462       553       600       672       657       806       955     1,021     1,127     1,158
       $  9.35   $ 17.15   $ 15.02   $ 13.96   $ 12.09   $  9.05   $ 13.60   $ 13.96   $ 12.42   $ 11.92
        (45.5%)    14.1%      7.7%     15.4%     20.8%    (33.4%)    (2.6%)    12.4%      4.2%     15.9%
            --        --        --        --        --      1.6%      1.0%      0.1%      0.8%      0.9%


       $    22   $    44   $    19   $    45   $   106   $    79   $   174   $   212   $   259   $   378
             2         2         1         2         6         9        13        15        21        32
       $ 13.28   $ 24.45   $ 21.51   $ 20.06   $ 17.45   $  8.95   $ 13.50   $ 13.91   $ 12.42   $ 11.97
        (45.7%)    13.7%      7.2%     15.0%     20.4%    (33.7%)    (3.0%)    12.0%      3.8%     15.4%
            --        --        --        --        --      1.4%      0.9%      0.1%      0.6%      0.8%


       $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --
       $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --        --        --        --        --        --
            --        --        --        --        --        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                        MAINSTAY VP
                                               S&P 500 INDEX--INITIAL CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $173,449  $356,727  $425,316  $463,829  $533,383
Units Outstanding..................    10,145    12,943    16,021    19,872    23,603
Variable Accumulation Unit Value...  $  17.13  $  27.58  $  26.58  $  23.35  $  22.60
Total Return.......................    (37.9%)     3.8%     13.8%      3.3%      9.0%
Investment Income Ratio............      2.1%      1.5%      0.5%      1.1%      1.5%

SERIES II POLICIES (b)
Net Assets.........................  $    592  $    964  $  1,128  $  1,578  $  1,797
Units Outstanding..................        92        93       112       179       210
Variable Accumulation Unit Value...  $   6.45  $  10.40  $  10.04  $   8.83  $   8.56
Total Return.......................    (38.0%)     3.6%     13.7%      3.2%      8.8%
Investment Income Ratio............      2.3%      1.5%      0.5%      1.1%      1.5%

SERIES III POLICIES (c)
Net Assets.........................  $ 30,579  $ 57,128  $ 71,942  $ 72,357  $ 76,899
Units Outstanding..................     4,880     5,662     7,380     8,434     9,241
Variable Accumulation Unit Value...  $   6.26  $  10.10  $   9.75  $   8.58  $   8.32
Total Return.......................    (38.0%)     3.6%     13.6%      3.1%      8.7%
Investment Income Ratio............      2.2%      1.5%      0.5%      1.2%      1.5%

SERIES IV POLICIES (d)
Net Assets.........................  $ 11,024  $ 20,632  $ 21,846  $ 21,290  $ 21,843
Units Outstanding..................     1,292     1,500     1,647     1,826     1,935
Variable Accumulation Unit Value...  $   8.54  $  13.76  $  13.26  $  11.66  $  11.29
Total Return.......................    (37.9%)     3.7%     13.8%      3.3%      8.9%
Investment Income Ratio............      2.2%      1.6%      0.5%      1.2%      1.6%

SERIES V POLICIES (e)
Net Assets.........................  $     87  $    190  $    191  $    345  $    414
Units Outstanding..................         9        12        12        25        31
Variable Accumulation Unit Value...  $  10.00  $  16.18  $  15.66  $  13.82  $  13.43
Total Return.......................    (38.2%)     3.3%     13.3%      2.9%      8.5%
Investment Income Ratio............      2.1%      1.6%      0.3%      1.1%      1.6%

SERIES VI POLICIES (f)
Net Assets.........................  $     --  $     --  $     --  $     --  $     --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...  $     --  $     --  $     --  $     --  $     --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








                         MAINSTAY VP                                      MAINSTAY VP
               SMALL CAP GROWTH--INITIAL CLASS                    TOTAL RETURN--INITIAL CLASS
      ------------------------------------------------  -----------------------------------------------
        2008      2007      2006      2005      2004      2008     2007      2006      2005      2004
      -------------------------------------------------------------------------------------------------


       $11,033   $24,405   $33,405   $38,454   $45,369  $73,712  $133,026  $155,310  $179,431  $216,659
         1,744     2,292     2,996     3,613     4,375    4,775     6,205     7,691     9,593    12,145
       $  6.31   $ 10.65   $ 11.16   $ 10.64   $ 10.37  $ 15.45  $  21.45  $  20.23  $  18.74  $  17.84
        (40.8%)    (4.5%)     4.8%      2.6%      7.9%   (27.9%)     6.0%      8.0%      5.0%      4.9%
            --        --        --        --        --     3.1%      2.1%      0.6%      1.4%      1.6%


       $    57   $   105   $   167   $   363   $   449  $   201  $    336  $    365  $    500  $    724
             9        10        15        33        42       28        34        39        58        88
       $  6.43   $ 10.86   $ 11.40   $ 10.89   $ 10.63  $  7.06  $   9.81  $   9.27  $   8.60  $   8.20
        (40.9%)    (4.7%)     4.7%      2.5%      7.7%   (28.0%)     5.9%      7.8%      4.9%      4.7%
            --        --        --        --        --     3.3%      2.1%      0.5%      1.3%      1.0%


       $ 5,312   $10,880   $14,717   $16,095   $18,573  $ 9,148  $ 15,244  $ 17,053  $ 18,186  $ 21,718
           856     1,036     1,335     1,527     1,804    1,356     1,627     1,924     2,210     2,767
       $  6.22   $ 10.51   $ 11.04   $ 10.55   $ 10.30  $  6.75  $   9.38  $   8.87  $   8.23  $   7.85
        (40.9%)    (4.7%)     4.6%      2.4%      7.7%   (28.1%)     5.8%      7.8%      4.8%      4.7%
            --        --        --        --        --     3.2%      2.2%      0.6%      1.4%      1.7%


       $ 3,105   $ 6,073   $ 7,081   $ 7,745   $ 8,101  $ 3,385  $  5,942  $  6,426  $  6,488  $  6,866
           458       531       590       677       726      363       459       526       573       636
       $  6.78   $ 11.45   $ 12.00   $ 11.45   $ 11.16  $  9.33  $  12.95  $  12.22  $  11.33  $  10.79
        (40.8%)    (4.6%)     4.8%      2.6%      7.8%   (28.0%)     6.0%      7.9%      5.0%      4.8%
            --        --        --        --        --     3.2%      2.2%      0.6%      1.5%      1.7%


       $    26   $    51   $    57   $    78   $   130  $     9  $     48  $     46  $    308  $    351
             4         4         4         6        10        1         3         3        24        29
       $  7.42   $ 12.57   $ 13.23   $ 12.68   $ 12.41  $ 10.37  $  14.45  $  13.69  $  12.74  $  12.19
        (41.0%)    (5.0%)     4.4%      2.2%      7.4%   (28.3%)     5.5%      7.5%      4.6%      4.4%
            --        --        --        --        --     1.5%      2.3%      0.2%      1.4%      1.8%


       $    --   $    --   $    --   $    --   $    --  $    --  $     --  $     --  $     --  $     --
            --        --        --        --        --       --        --        --        --        --
       $    --   $    --   $    --   $    --   $    --  $    --  $     --  $     --  $     --  $     --
            --        --        --        --        --       --        --        --        --        --
            --        --        --        --        --       --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------








                                                        MAINSTAY VP
                                                   VALUE--INITIAL CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................     $--    $151,097  $183,429  $184,372  $205,052
Units Outstanding..................      --       6,108     7,477     8,804    10,255
Variable Accumulation Unit Value...     $--    $  24.74  $  24.56  $  20.95  $  19.99
Total Return.......................      --        0.8%     17.2%      4.8%      9.7%
Investment Income Ratio............      --        1.5%      0.4%      1.1%      1.1%

SERIES II POLICIES (b)
Net Assets.........................     $--    $    956  $    729  $    936  $  1,017
Units Outstanding..................      --          67        51        77        87
Variable Accumulation Unit Value...     $--    $  14.37  $  14.28  $  12.20  $  11.66
Total Return.......................      --        0.6%     17.0%      4.6%      9.6%
Investment Income Ratio............      --        1.7%      0.3%      1.1%      1.1%

SERIES III POLICIES (c)
Net Assets.........................     $--    $ 39,764  $ 45,206  $ 42,103  $ 40,492
Units Outstanding..................      --       2,903     3,319     3,616     3,635
Variable Accumulation Unit Value...     $--    $  13.70  $  13.63  $  11.65  $  11.14
Total Return.......................      --        0.6%     17.0%      4.6%      9.5%
Investment Income Ratio............      --        1.5%      0.4%      1.2%      1.2%

SERIES IV POLICIES (d)
Net Assets.........................     $--    $ 11,288  $ 12,559  $ 11,565  $ 11,987
Units Outstanding..................      --         865       967     1,046     1,135
Variable Accumulation Unit Value...     $--    $  13.05  $  12.95  $  11.06  $  10.56
Total Return.......................      --        0.7%     17.2%      4.7%      9.7%
Investment Income Ratio............      --        1.6%      0.4%      1.2%      1.2%

SERIES V POLICIES (e)
Net Assets.........................     $--    $    122  $    131  $    179  $    234
Units Outstanding..................      --           9         9        15        21
Variable Accumulation Unit Value...     $--    $  13.92  $  13.87  $  11.89  $  11.40
Total Return.......................      --        0.3%     16.7%      4.3%      9.2%
Investment Income Ratio............      --        1.5%      0.3%      1.0%      1.1%

SERIES VI POLICIES (f)
Net Assets.........................     $--    $     --  $     --  $     --  $     --
Units Outstanding..................      --          --        --        --        --
Variable Accumulation Unit Value...     $--    $     --  $     --  $     --  $     --
Total Return.......................      --          --        --        --        --
Investment Income Ratio............      --          --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






                                                                           CVS CALVERT
                       ALGER AMERICAN                                        SOCIAL
                      SMALLCAP GROWTH--                                     BALANCED
                       CLASS O SHARES                                       PORTFOLIO
      ------------------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      --------------------------------------------------------------------------------------------------



       $24,555   $60,436   $67,921   $66,237   $64,616   $12,030   $21,345   $25,281   $28,572   $30,071
         2,981     3,861     5,028     5,793     6,515       880     1,057     1,268     1,536     1,684
       $  8.24   $ 15.64   $ 13.53   $ 11.43   $  9.92   $ 13.69   $ 20.22   $ 19.96   $ 18.61   $ 17.86
        (47.3%)    15.6%     18.3%     15.3%     15.0%    (32.3%)     1.3%      7.3%      4.2%      6.8%
            --        --        --        --        --      2.3%      2.2%      2.1%      1.7%      1.7%


       $   188   $   379   $   410   $   430   $   442   $   119   $   239   $   213   $   155   $   157
            33        35        43        54        64        17        23        21        16        17
       $  5.73   $ 10.89   $  9.44   $  7.99   $  6.94   $  7.08   $ 10.47   $ 10.35   $  9.66   $  9.29
        (47.4%)    15.4%     18.2%     15.1%     14.8%    (32.4%)     1.2%      7.1%      4.0%      6.6%
            --        --        --        --        --      2.1%      2.3%      2.4%      1.9%      1.6%


       $ 5,512   $13,722   $14,487   $12,448   $12,381   $ 5,567   $ 9,243   $10,060   $10,766   $10,514
         1,044     1,361     1,660     1,686     1,925       811       911     1,004     1,148     1,166
       $  5.30   $ 10.08   $  8.74   $  7.40   $  6.43   $  6.86   $ 10.15   $ 10.03   $  9.37   $  9.02
        (47.5%)    15.4%     18.1%     15.0%     14.7%    (32.4%)     1.1%      7.0%      4.0%      6.5%
            --        --        --        --        --      2.4%      2.3%      2.2%      1.8%      1.8%


       $ 1,618   $ 3,672   $ 3,658   $ 3,090   $ 2,438   $ 3,371   $ 5,649   $ 5,824   $ 5,075   $ 4,417
           148       179       202       204       185       381       432       451       421       382
       $ 10.94   $ 20.78   $ 17.98   $ 15.20   $ 13.20   $  8.86   $ 13.09   $ 12.92   $ 12.06   $ 11.58
        (47.4%)    15.6%     18.3%     15.2%     14.9%    (32.3%)     1.3%      7.2%      4.1%      6.7%
            --        --        --        --        --      2.4%      2.4%      2.4%      1.9%      2.1%


       $    32   $    77   $    88   $   133   $   147   $   470   $   809   $   867   $   833   $   751
             3         3         4         7         9        50        58        62        64        60
       $ 12.62   $ 24.07   $ 20.91   $ 17.75   $ 15.47   $  9.45   $ 14.02   $ 13.90   $ 13.02   $ 12.55
        (47.6%)    15.1%     17.8%     14.7%     14.4%    (32.6%)     0.9%      6.8%      3.7%      6.3%
            --        --        --        --        --      2.4%      2.5%      2.4%      1.9%      2.7%


       $    --   $    --   $    --   $    --   $    --   $ 1,803   $ 2,832   $ 2,954   $ 2,345   $ 1,673
            --        --        --        --        --       208       220       232       197       146
       $    --   $    --   $    --   $    --   $    --   $  8.68   $ 12.87   $ 12.74   $ 11.92   $ 11.48
            --        --        --        --        --    (32.5%)     1.0%      6.9%      3.8%      6.4%
            --        --        --        --        --      2.5%      2.4%      2.6%      2.1%      2.5%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                        DREYFUS IP
                                                    TECHNOLOGY GROWTH--
                                                      INITIAL SHARES
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $ 4,887   $11,014   $11,723   $12,609   $16,780
Units Outstanding..................       817     1,065     1,284     1,423     1,936
Variable Accumulation Unit Value...   $  5.99   $ 10.32   $  9.12   $  8.87   $  8.67
Total Return.......................    (42.0%)    13.1%      2.9%      2.3%     (0.9%)
Investment Income Ratio............        --        --        --        --        --

SERIES II POLICIES (b)
Net Assets.........................   $    97   $   217   $   224   $    91   $   113
Units Outstanding..................        13        17        20         8        11
Variable Accumulation Unit Value...   $  7.25   $ 12.51   $ 11.08   $ 10.79   $ 10.56
Total Return.......................    (42.1%)    13.0%      2.7%      2.2%     (1.1%)
Investment Income Ratio............        --        --        --        --        --

SERIES III POLICIES (c)
Net Assets.........................   $ 2,692   $ 5,640   $ 5,428   $ 6,397   $ 8,362
Units Outstanding..................       447       541       590       715       952
Variable Accumulation Unit Value...   $  6.02   $ 10.40   $  9.21   $  8.98   $  8.79
Total Return.......................    (42.1%)    12.9%      2.6%      2.1%     (1.1%)
Investment Income Ratio............        --        --        --        --        --

SERIES IV POLICIES (d)
Net Assets.........................   $   865   $ 1,863   $ 1,885   $ 2,156   $ 2,402
Units Outstanding..................       119       148       170       200       228
Variable Accumulation Unit Value...   $  7.27   $ 12.54   $ 11.09   $ 10.79   $ 10.55
Total Return.......................    (42.0%)    13.1%      2.8%      2.3%     (1.0%)
Investment Income Ratio............        --        --        --        --        --

SERIES V POLICIES (e)
Net Assets.........................   $    48   $    69   $    48   $    45   $    29
Units Outstanding..................         5         4         3         3         2
Variable Accumulation Unit Value...   $  9.48   $ 16.42   $ 14.58   $ 14.24   $ 13.97
Total Return.......................    (42.3%)    12.6%      2.4%      1.9%     (1.4%)
Investment Income Ratio............        --        --        --        --        --

SERIES VI POLICIES (f)
Net Assets.........................   $    --   $    --   $    --   $    --   $    --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...   $    --   $    --   $    --   $    --   $    --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                         FIDELITY(R)                                       FIDELITY(R)
                     VIP CONTRAFUND(R)--                               VIP EQUITY-INCOME--
                        INITIAL CLASS                                     INITIAL CLASS
      ------------------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      --------------------------------------------------------------------------------------------------




      $141,011  $310,382  $328,808  $346,947  $319,270   $60,955  $143,891  $176,652  $173,409  $189,506
         8,044    10,034    12,342    14,328    15,206     4,926     6,579     8,089     9,399    10,725
      $  17.53  $  30.93  $  26.67  $  24.21  $  21.00   $ 12.38  $  21.89  $  21.86  $  18.45  $  17.67
        (43.3%)    16.0%     10.2%     15.3%     13.9%    (43.5%)     0.1%     18.5%      4.4%     10.0%
          0.9%      0.9%      1.3%      0.3%      0.3%      2.2%      1.7%      3.3%      1.7%      1.5%


      $  1,023  $  2,180  $  1,816  $  1,588  $  1,465   $   374  $    903  $    934  $    662  $  1,372
           112       135       130       126       133        47        64        66        55       119
      $   9.14  $  16.15  $  13.95  $  12.68  $  11.02   $  8.00  $  14.17  $  14.17  $  11.97  $  11.49
        (43.4%)    15.8%     10.0%     15.1%     13.7%    (43.5%)       --     18.3%      4.2%      9.8%
          0.9%      0.9%      1.3%      0.3%      0.3%      2.1%      1.8%      3.3%      1.8%      1.1%


      $ 31,735  $ 66,442  $ 62,163  $ 58,804  $ 48,944   $18,360  $ 39,194  $ 43,301  $ 37,734  $ 39,178
         3,620     4,290     4,646     4,831     4,625     2,337     2,817     3,115     3,203     3,465
      $   8.77  $  15.49  $  13.39  $  12.18  $  10.58   $  7.86  $  13.92  $  13.93  $  11.78  $  11.31
        (43.4%)    15.7%      9.9%     15.1%     13.6%    (43.6%)    (0.1%)    18.3%      4.2%      9.8%
          0.9%      0.9%      1.3%      0.3%      0.3%      2.4%      1.7%      3.4%      1.7%      1.5%


      $ 12,284  $ 23,041  $ 20,025  $ 18,030  $ 14,290   $ 4,916  $  9,960  $ 10,984  $  9,392  $  9,223
         1,188     1,261     1,269     1,259     1,149       613       700       772       782       801
      $  10.36  $  18.29  $  15.78  $  14.33  $  12.43   $  8.05  $  14.24  $  14.23  $  12.01  $  11.51
        (43.3%)    15.9%     10.1%     15.3%     13.8%    (43.5%)     0.1%     18.5%      4.3%      9.9%
          1.0%      1.0%      1.3%      0.3%      0.3%      2.4%      1.7%      3.3%      1.6%      1.5%


      $    229  $    518  $    628  $    732  $    526   $   124  $    304  $    465  $    694  $    651
            19        24        34        43        36        16        22        33        58        56
      $  12.08  $  21.40  $  18.54  $  16.91  $  14.73   $  7.94  $  14.11  $  14.15  $  12.00  $  11.54
        (43.6%)    15.4%      9.7%     14.8%     13.4%    (43.7%)    (0.3%)    18.0%      3.9%      9.5%
          1.0%      0.9%      1.3%      0.3%      0.3%      2.1%      1.9%      3.7%      1.6%      1.2%


      $     --  $     --  $     --  $     --  $     --   $    --  $     --  $     --  $     --  $     --
            --        --        --        --        --        --        --        --        --        --
      $     --  $     --  $     --  $     --  $     --   $    --  $     --  $     --  $     --  $     --
            --        --        --        --        --        --        --        --        --        --
            --        --        --        --        --        --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                    JANUS ASPEN SERIES
                                                        BALANCED--
                                                   INSTITUTIONAL SHARES
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $210,949  $322,937  $378,517  $438,220  $501,432
Units Outstanding..................     9,780    12,429    15,886    20,068    24,437
Variable Accumulation Unit Value...  $  21.57  $  25.99  $  23.85  $  21.84  $  20.52
Total Return.......................    (17.0%)     9.0%      9.2%      6.5%      7.0%
Investment Income Ratio............      2.6%      2.5%      2.1%      2.2%      2.2%

SERIES II POLICIES (b)
Net Assets.........................  $  1,022  $  1,447  $  1,377  $  1,886  $  2,176
Units Outstanding..................        92       109       112       167       205
Variable Accumulation Unit Value...  $  11.10  $  13.40  $  12.31  $  11.29  $  10.62
Total Return.......................    (17.1%)     8.8%      9.0%      6.3%      6.9%
Investment Income Ratio............      2.6%      2.6%      2.1%      2.2%      2.1%

SERIES III POLICIES (c)
Net Assets.........................  $ 42,100  $ 58,855  $ 62,239  $ 65,609  $ 74,259
Units Outstanding..................     4,039     4,677     5,382     6,178     7,429
Variable Accumulation Unit Value...  $  10.42  $  12.59  $  11.57  $  10.62  $  10.00
Total Return.......................    (17.2%)     8.8%      9.0%      6.2%      6.8%
Investment Income Ratio............      2.6%      2.5%      2.1%      2.2%      2.2%

SERIES IV POLICIES (d)
Net Assets.........................  $ 13,714  $ 18,624  $ 19,557  $ 19,881  $ 21,177
Units Outstanding..................     1,182     1,332     1,523     1,691     1,916
Variable Accumulation Unit Value...  $  11.60  $  13.98  $  12.83  $  11.76  $  11.05
Total Return.......................    (17.1%)     8.9%      9.1%      6.4%      7.0%
Investment Income Ratio............      2.6%      2.5%      2.1%      2.3%      2.3%

SERIES V POLICIES (e)
Net Assets.........................  $    194  $    323  $    414  $    680  $    647
Units Outstanding..................        16        23        32        56        57
Variable Accumulation Unit Value...  $  11.79  $  14.27  $  13.15  $  12.10  $  11.42
Total Return.......................    (17.4%)     8.5%      8.7%      6.0%      6.5%
Investment Income Ratio............      2.5%      2.3%      2.0%      2.3%      2.4%

SERIES VI POLICIES (f)
Net Assets.........................  $     --  $     --  $     --  $     --  $     --
Units Outstanding..................        --        --        --        --        --
Variable Accumulation Unit Value...  $     --  $     --  $     --  $     --  $     --
Total Return.......................        --        --        --        --        --
Investment Income Ratio............        --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                     Janus Aspen Series                                      MFS(R)
                     Worldwide Growth--                             INVESTORS TRUST SERIES--
                    Institutional Shares                                 INITIAL CLASS
      ------------------------------------------------  -----------------------------------------------
        2008      2007      2006      2005      2004      2008     2007      2006      2005      2004
      -------------------------------------------------------------------------------------------------



       $65,724  $149,193  $173,489  $189,175  $231,574  $ 8,312   $16,463   $19,437   $21,375   $24,302
         6,031     7,468     9,403    11,939    15,251    1,050     1,374     1,764     2,160     2,599
       $ 10.90  $  19.97  $  18.48  $  15.85  $  15.18  $  7.91   $ 11.99   $ 11.03   $  9.90   $  9.35
        (45.4%)     8.1%     16.6%      4.4%      3.3%   (34.0%)     8.7%     11.4%      5.8%      9.8%
          1.2%      0.7%      1.7%      1.3%      1.0%     0.9%      0.9%      0.5%      0.6%      0.6%


       $   181  $    392  $    691  $    829  $    985  $   174   $   272   $   322   $   323   $   368
            39        46        88       123       152       25        26        33        37        44
       $  4.61  $   8.46  $   7.84  $   6.74  $   6.46  $  6.96   $ 10.57   $  9.73   $  8.75   $  8.28
        (45.5%)     7.9%     16.4%      4.2%      3.2%   (34.1%)     8.6%     11.3%      5.7%      9.6%
          1.2%      0.7%      1.8%      1.3%      0.9%     0.8%      0.9%      0.5%      0.6%      0.6%


       $ 7,222  $ 15,136  $ 15,213  $ 14,690  $ 16,987  $ 3,113   $ 5,209   $ 5,335   $ 5,819   $ 6,024
         1,713     1,951     2,115     2,375     2,864      456       502       558       677       740
       $  4.22  $   7.76  $   7.19  $   6.18  $   5.93  $  6.83   $ 10.37   $  9.56   $  8.60   $  8.14
        (45.5%)     7.9%     16.3%      4.2%      3.1%   (34.1%)     8.5%     11.2%      5.6%      9.6%
          1.2%      0.7%      1.8%      1.4%      1.0%     0.8%      0.8%      0.5%      0.6%      0.6%


       $ 2,701  $  5,875  $  6,014  $  5,713  $  6,016  $   778   $ 1,283   $ 1,334   $ 1,287   $ 1,319
           384       455       504       557       612       86        93       104       113       123
       $  7.04  $  12.91  $  11.94  $  10.25  $   9.83  $  9.08   $ 13.76   $ 12.67   $ 11.37   $ 10.75
        (45.5%)     8.0%     16.5%      4.3%      3.3%   (34.0%)     8.7%     11.4%      5.8%      9.8%
          1.2%      0.8%      1.8%      1.4%      1.0%     0.8%      0.8%      0.5%      0.6%      0.6%


       $    40  $     92  $     81  $    134  $    135  $    45   $    72   $    70   $    91   $    91
             5         6         5        10        11        4         4         4         6         7
       $  8.79  $  16.17  $  15.03  $  12.97  $  12.48  $ 11.30   $ 17.21   $ 15.90   $ 14.35   $ 13.62
        (45.7%)     7.6%     15.9%      3.9%      2.9%   (34.3%)     8.2%     10.8%      5.4%      9.3%
          1.2%      0.7%      1.6%      1.4%      1.2%     0.8%      0.8%      0.4%      0.6%      0.6%


       $    --  $     --  $     --  $     --  $     --  $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --       --        --        --        --        --
       $    --  $     --  $     --  $     --  $     --  $    --   $    --   $    --   $    --   $    --
            --        --        --        --        --       --        --        --        --        --
            --        --        --        --        --       --        --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                          MFS(R)
                                                         RESEARCH
                                                  SERIES--INITIAL CLASS
                                     -----------------------------------------------
                                       2008     2007      2006      2005      2004
                                     -----------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $ 9,961   $20,040   $25,440   $30,730   $34,542
Units Outstanding..................    1,211     1,536     2,180     2,867     3,422
Variable Accumulation Unit Value...  $  8.22   $ 13.05   $ 11.69   $ 10.73   $ 10.09
Total Return.......................   (37.0%)    11.6%      8.9%      6.3%     14.2%
Investment Income Ratio............     0.5%      0.7%      0.5%      0.5%      1.1%

SERIES II POLICIES (b)
Net Assets.........................  $    99   $   181   $   238   $   246   $   298
Units Outstanding..................       17        20        29        32        42
Variable Accumulation Unit Value...  $  5.79   $  9.20   $  8.25   $  7.59   $  7.15
Total Return.......................   (37.1%)    11.5%      8.8%      6.1%     14.1%
Investment Income Ratio............     0.5%      0.7%      0.5%      0.5%      1.1%

SERIES III POLICIES (c)
Net Assets.........................  $ 2,573   $ 5,125   $ 5,379   $ 5,561   $ 6,554
Units Outstanding..................      468       583       683       767       958
Variable Accumulation Unit Value...  $  5.53   $  8.79   $  7.89   $  7.26   $  6.84
Total Return.......................   (37.1%)    11.4%      8.7%      6.1%     14.0%
Investment Income Ratio............     0.5%      0.7%      0.5%      0.5%      1.1%

SERIES IV POLICIES (d)
Net Assets.........................  $   648   $ 1,094   $ 1,079   $ 1,131   $ 1,125
Units Outstanding..................       72        77        84        96       102
Variable Accumulation Unit Value...  $  9.00   $ 14.29   $ 12.80   $ 11.76   $ 11.07
Total Return.......................   (37.0%)    11.6%      8.9%      6.3%     14.2%
Investment Income Ratio............     0.5%      0.7%      0.5%      0.5%      1.1%

SERIES V POLICIES (e)
Net Assets.........................  $     4   $     6   $     7   $    22   $    27
Units Outstanding..................       --        --        --         2         2
Variable Accumulation Unit Value...  $ 10.76   $ 17.14   $ 15.43   $ 14.23   $ 13.44
Total Return.......................   (37.3%)    11.1%      8.4%      5.8%     13.7%
Investment Income Ratio............     0.5%      0.6%      0.9%      0.4%      0.5%

SERIES VI POLICIES (f)
Net Assets.........................  $    --   $    --   $    --   $    --   $    --
Units Outstanding..................       --        --        --        --        --
Variable Accumulation Unit Value...  $    --   $    --   $    --   $    --   $    --
Total Return.......................       --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                           MFS(R)                                      NEUBERGER BERMAN
                         UTILITIES                                       AMT MID-CAP
                   SERIES--INITIAL CLASS                          GROWTH PORTFOLIO--CLASS I
      -----------------------------------------------  -----------------------------------------------
        2008     2007      2006      2005      2004      2008     2007      2006      2005      2004
      ------------------------------------------------------------------------------------------------


      $ 1,234   $2,435    $2,035    $2,771    $1,792   $ 1,185   $3,160    $3,195    $3,233    $3,795
           92      112       118       208       155       142      212       258       296       390
      $ 13.37   $21.76    $17.25    $13.33    $11.57   $  8.33   $14.92    $12.35    $10.92    $ 9.73
       (38.5%)   26.1%     29.4%     15.2%     28.4%    (44.2%)   20.8%     13.1%     12.2%     14.7%
         1.5%     0.9%      1.9%      0.5%      1.3%        --       --        --        --        --


      $    46   $   85    $   58    $   19    $   23   $    18   $   43    $   44    $   43    $   59
            3        3         3         1         2         2        3         3         4         6
      $ 15.64   $25.48    $20.24    $15.66    $13.61   $  8.53   $15.29    $12.68    $11.23    $10.02
       (38.6%)   25.9%     29.2%     15.0%     28.2%    (44.2%)   20.6%     12.9%     12.0%     14.5%
         1.5%     0.5%      1.3%      0.6%      1.3%        --       --        --        --        --


      $ 1,890   $3,574    $3,030    $2,247    $1,955   $ 1,441   $3,264    $3,034    $2,913    $3,531
          152      176       188       180       180       168      213       238       258       350
      $ 12.47   $20.33    $16.15    $12.50    $10.87   $  8.56   $15.36    $12.74    $11.28    $10.08
       (38.7%)   25.9%     29.2%     15.0%     28.1%    (44.3%)   20.6%     12.9%     11.9%     14.5%
         1.5%     1.0%      2.0%      0.6%      1.4%        --       --        --        --        --


      $   104   $  178    $  170    $  147    $  132   $   352   $  768    $  743    $  711    $  672
            5        5         7         7         8        29       36        42        45        48
      $ 20.20   $32.88    $26.08    $20.16    $17.50   $ 11.97   $21.44    $17.76    $15.71    $14.01
       (38.6%)   26.1%     29.4%     15.2%     28.3%    (44.2%)   20.8%     13.0%     12.1%     14.6%
         1.5%     1.0%      2.4%      0.6%      1.5%        --       --        --        --        --


      $    22   $   65    $   41    $   55    $   44   $    34   $   65    $   75    $  117    $  110
            1        2         2         3         3         3        3         4         8         8
      $ 17.74   $28.99    $23.09    $17.92    $15.62   $ 11.37   $20.45    $17.00    $15.11    $13.53
       (38.8%)   25.6%     28.9%     14.7%     27.8%    (44.4%)   20.3%     12.5%     11.7%     14.2%
         1.5%     0.9%      3.0%      0.6%      1.3%        --       --        --        --        --


      $    --   $   --    $   --    $   --    $   --   $    --   $   --    $   --    $   --    $   --
           --       --        --        --        --        --       --        --        --        --
      $    --   $   --    $   --    $   --    $   --   $    --   $   --    $   --    $   --    $   --
           --       --        --        --        --        --       --        --        --        --
           --       --        --        --        --        --       --        --        --        --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------






                                                     ROYCE                                 ROYCE
                                                   MICRO-CAP                             SMALL-CAP
                                                  PORTFOLIO--                           PORTFOLIO--
                                                INVESTMENT CLASS                      INVESTMENT CLASS
                                     -------------------------------------  -----------------------------------
                                       2008     2007      2006      2005      2008     2007      2006     2005
                                     --------------------------------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $11,402   $20,156   $15,285   $1,905   $11,583   $13,289   $11,550  $4,337
Units Outstanding..................    1,370     1,353     1,051      159     1,312     1,078       907     387
Variable Accumulation Unit Value...  $  8.32   $ 14.88   $ 14.51   $12.16   $  8.81   $ 12.27   $ 12.72  $11.18
Total Return.......................   (44.1%)     2.5%     19.4%    21.6%    (28.2%)    (3.5%)    13.8%   11.8%
Investment Income Ratio............     2.7%      1.5%      0.3%     1.5%      0.7%      0.1%      0.1%      --

SERIES II POLICIES (b)
Net Assets.........................  $   939   $ 1,311   $   642   $   46   $ 1,466   $ 1,355   $   645  $1,261
Units Outstanding..................      112        88        44        4       176       116        53     119
Variable Accumulation Unit Value...  $  8.36   $ 14.97   $ 14.62   $12.27   $  8.30   $ 11.58   $ 12.01  $10.56
Total Return.......................   (44.1%)     2.4%     19.2%    22.7%    (28.3%)    (3.6%)    13.7%    5.6%
Investment Income Ratio............     2.9%      1.7%      0.3%     1.5%      0.8%      0.1%        --      --

SERIES III POLICIES (c)
Net Assets.........................  $ 6,950   $12,085   $10,364   $1,555   $ 7,412   $ 8,700   $ 6,938  $2,400
Units Outstanding..................      848       822       719      133       868       734       563     221
Variable Accumulation Unit Value...  $  8.19   $ 14.67   $ 14.34   $12.04   $  8.49   $ 11.85   $ 12.30  $10.83
Total Return.......................   (44.2%)     2.3%     19.1%    20.4%    (28.3%)    (3.7%)    13.6%    8.3%
Investment Income Ratio............     2.7%      1.5%      0.3%     1.5%      0.7%      0.1%      0.1%      --

SERIES IV POLICIES (d)
Net Assets.........................  $12,326   $19,048   $11,636   $2,259   $10,845   $12,085   $ 8,687  $3,127
Units Outstanding..................    1,515     1,311       821      190     1,250       999       694     284
Variable Accumulation Unit Value...  $  8.10   $ 14.49   $ 14.14   $11.85   $  8.65   $ 12.05   $ 12.49  $10.98
Total Return.......................   (44.1%)     2.5%     19.3%    18.5%    (28.2%)    (3.5%)    13.8%    9.8%
Investment Income Ratio............     2.9%      1.7%      0.3%     1.6%      0.7%      0.1%      0.1%      --

SERIES V POLICIES (e)
Net Assets.........................  $   659   $ 1,124   $   462   $   77   $   467   $   467   $   311  $   62
Units Outstanding..................       84        79        33        7        57        40        26       6
Variable Accumulation Unit Value...  $  7.89   $ 14.16   $ 13.87   $11.67   $  8.15   $ 11.40   $ 11.86  $10.47
Total Return.......................   (44.3%)     2.1%     18.8%    16.7%    (28.5%)    (3.9%)    13.3%    4.7%
Investment Income Ratio............     3.0%      1.9%      0.3%     2.3%      0.8%      0.1%      0.1%      --

SERIES VI POLICIES (f)
Net Assets.........................  $ 6,552   $ 9,540   $ 7,136   $  854   $ 6,314   $ 6,950   $ 5,019  $1,622
Units Outstanding..................      806       654       499       68       742       582       405     148
Variable Accumulation Unit Value...  $  8.12   $ 14.57   $ 14.26   $11.98   $  8.50   $ 11.88   $ 12.35  $10.90
Total Return.......................   (44.3%)     2.2%     19.0%    19.8%    (28.4%)    (3.8%)    13.3%    9.0%
Investment Income Ratio............     3.0%      1.6%      0.3%     2.0%      0.7%      0.1%      0.1%      --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                       T. ROWE PRICE                                       VAN ECK
                           EQUITY                                         WORLDWIDE
                      INCOME PORTFOLIO                                   HARD ASSETS
      -----------------------------------------------  -----------------------------------------------
        2008     2007      2006      2005      2004      2008     2007      2006      2005      2004
      ------------------------------------------------------------------------------------------------



      $57,922  $124,889  $149,810  $150,117  $144,311  $71,238  $144,461   $94,179   $66,110   $19,773
        5,412     7,348     8,977    10,552    10,397    3,276     3,524     3,296     2,840     1,271
      $ 10.70  $  16.99  $  16.69  $  14.22  $  13.88  $ 21.74  $  40.93   $ 28.55   $ 23.26   $ 15.55
       (37.0%)     1.8%     17.3%      2.5%     13.3%   (46.9%)    43.3%     22.8%     49.6%     22.3%
         2.3%      1.7%      1.6%      1.6%      1.6%     0.3%      0.1%      0.1%      0.2%      0.3%


      $   747  $  1,615  $  1,548  $  1,231  $  1,478  $ 4,795  $  8,507   $ 3,245   $ 1,299   $   292
           74       101        98        91       112      224       209       115        56        19
      $ 10.15  $  16.13  $  15.86  $  13.54  $  13.24  $ 21.41  $  40.36   $ 28.20   $ 23.01   $ 15.41
       (37.1%)     1.7%     17.1%      2.3%     13.2%   (47.0%)    43.1%     22.6%     49.3%     22.1%
         2.3%      1.7%      1.6%      1.5%      1.6%     0.3%      0.1%        --      0.2%      0.3%


      $26,768  $ 51,770  $ 59,049  $ 54,289  $ 50,653  $52,615  $105,879   $77,460   $53,056   $16,224
        2,695     3,284     3,811     4,097     3,910    2,432     2,593     2,712     2,279     1,040
      $  9.91  $  15.76  $  15.51  $  13.25  $  12.95  $ 21.64  $  40.82   $ 28.54   $ 23.29   $ 15.61
       (37.1%)     1.6%     17.1%      2.3%     13.1%   (47.0%)    43.1%     22.5%     49.3%     22.0%
         2.3%      1.7%      1.6%      1.6%      1.6%     0.3%      0.1%      0.1%      0.2%      0.3%


      $ 8,824  $ 15,378  $ 16,286  $ 14,572  $ 13,286  $46,031  $ 89,912   $50,508   $27,352   $ 7,059
          997     1,093     1,176     1,236     1,154    2,239     2,324     1,871     1,242       480
      $  8.86  $  14.07  $  13.83  $  11.79  $  11.51  $ 20.53  $  38.67   $ 26.99   $ 22.00   $ 14.71
       (37.0%)     1.8%     17.3%      2.4%     13.3%   (46.9%)    43.3%     22.7%     49.5%     22.2%
         2.3%      1.7%      1.6%      1.6%      1.6%     0.3%      0.1%      0.1%      0.2%      0.2%


      $   116  $    266  $    495  $    661  $    634  $ 3,019  $  4,747   $ 2,738   $ 1,221   $   371
           13        19        36        55        54      119        99        81        44        20
      $  8.85  $  14.11  $  13.92  $  11.92  $  11.68  $ 25.48  $  48.17   $ 33.76   $ 27.62   $ 18.55
       (37.3%)     1.4%     16.8%      2.0%     12.8%   (47.1%)    42.7%     22.2%     48.9%     21.7%
         2.2%      1.5%      1.5%      1.6%      1.6%     0.3%      0.1%        --      0.2%      0.1%


      $    --  $     --  $     --  $     --  $     --  $37,764  $ 71,046   $39,009   $20,900   $ 4,069
           --        --        --        --        --    1,673     1,667     1,306       853       249
      $    --  $     --  $     --  $     --  $     --  $ 22.54  $  42.57   $ 29.80   $ 24.36   $ 16.35
           --        --        --        --        --   (47.1%)    42.8%     22.3%     49.0%     21.8%
           --        --        --        --        --     0.3%      0.1%      0.1%      0.2%      0.1%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                      VAN KAMPEN UIF
                                                     EMERGING MARKETS
                                                     EQUITY--CLASS I
                                     -----------------------------------------------
                                       2008     2007      2006      2005      2004
                                     -----------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $30,376   $91,476   $77,264   $56,637   $39,055
Units Outstanding..................    2,260     2,910     3,407     3,378     3,076
Variable Accumulation Unit Value...  $ 13.42   $ 31.39   $ 22.66   $ 16.76   $ 12.70
Total Return.......................   (57.2%)    38.5%     35.2%     32.0%     21.4%
Investment Income Ratio............       --      0.4%      0.8%      0.4%      0.7%

SERIES II POLICIES (b)
Net Assets.........................  $   188   $   436   $   830   $   570   $   164
Units Outstanding..................       20        19        51        47        18
Variable Accumulation Unit Value...  $  9.63   $ 22.55   $ 16.30   $ 12.07   $  9.15
Total Return.......................   (57.3%)    38.3%     35.1%     31.8%     21.2%
Investment Income Ratio............       --      0.5%      0.8%      0.3%      0.6%

SERIES III POLICIES (c)
Net Assets.........................  $ 8,846   $27,213   $20,872   $13,590   $ 7,050
Units Outstanding..................      794     1,041     1,103       973       663
Variable Accumulation Unit Value...  $ 11.15   $ 26.12   $ 18.90   $ 14.00   $ 10.63
Total Return.......................   (57.3%)    38.2%     35.0%     31.7%     21.2%
Investment Income Ratio............       --      0.4%      0.8%      0.4%      0.7%

SERIES IV POLICIES (d)
Net Assets.........................  $ 2,526   $ 7,541   $ 5,612   $ 3,772   $ 1,965
Units Outstanding..................      170       217       223       203       139
Variable Accumulation Unit Value...  $ 14.88   $ 34.80   $ 25.14   $ 18.60   $ 14.10
Total Return.......................   (57.3%)    38.4%     35.2%     31.9%     21.3%
Investment Income Ratio............       --      0.4%      0.7%      0.4%      0.7%

SERIES V POLICIES (e)
Net Assets.........................  $    87   $   260   $   151   $   112   $    57
Units Outstanding..................        5         6         5         5         3
Variable Accumulation Unit Value...  $ 18.77   $ 44.08   $ 31.97   $ 23.75   $ 18.07
Total Return.......................   (57.4%)    37.9%     34.6%     31.4%     20.9%
Investment Income Ratio............       --      0.3%      0.9%      0.4%      0.7%

SERIES VI POLICIES (f)
Net Assets.........................  $    --   $    --   $    --   $    --   $    --
Units Outstanding..................       --        --        --        --        --
Variable Accumulation Unit Value...  $    --   $    --   $    --   $    --   $    --
Total Return.......................       --        --        --        --        --
Investment Income Ratio............       --        --        --        --        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):

--------------------------------------------------------------------------------








                                                  MAINSTAY VP                                 MAINSTAY VP
                                                   BALANCED--                                    BOND--
                                                 SERVICE CLASS                               SERVICE CLASS
                                     -------------------------------------  -----------------------------------------------
                                       2008     2007      2006      2005      2008     2007      2006      2005      2004
                                     --------------------------------------------------------------------------------------


SERIES I POLICIES (a)
Net Assets.........................  $25,236   $43,180   $46,803   $32,603  $20,936   $17,119   $13,611   $11,334   $ 7,474
Units Outstanding..................    2,966     3,754     4,111     3,115    1,868     1,553     1,297     1,110       737
Variable Accumulation Unit Value...  $  8.51   $ 11.51   $ 11.38   $ 10.46  $ 11.21   $ 10.99   $ 10.49   $ 10.20   $ 10.15
Total Return.......................   (26.1%)     1.1%      8.9%      4.6%     2.0%      4.8%      2.8%      0.5%      2.4%
Investment Income Ratio............       --      2.0%      2.0%      1.7%     4.5%      3.8%      1.1%      3.7%      4.8%

SERIES II POLICIES (b)
Net Assets.........................  $ 2,067   $ 3,820   $ 3,074   $ 1,467  $ 5,682   $ 4,131   $   858   $   349   $     5
Units Outstanding..................      245       334       272       136      516       373        83        35         1
Variable Accumulation Unit Value...  $  8.44   $ 11.43   $ 11.32   $ 10.41  $ 11.01   $ 10.80   $ 10.33   $ 10.06   $ 10.02
Total Return.......................   (26.2%)     1.0%      8.7%      4.1%     1.9%      4.6%      2.7%      0.3%      0.2%
Investment Income Ratio............       --      2.2%      2.2%      3.0%     4.0%      5.9%      1.4%      7.8%     48.1%

SERIES III POLICIES (c)
Net Assets.........................  $19,594   $33,230   $29,963   $19,146  $31,436   $27,639   $24,795   $24,637   $19,603
Units Outstanding..................    2,317     2,897     2,638     1,825    2,830     2,528     2,380     2,427     1,936
Variable Accumulation Unit Value...  $  8.45   $ 11.45   $ 11.35   $ 10.44  $ 11.09   $ 10.90   $ 10.42   $ 10.15   $ 10.12
Total Return.......................   (26.2%)     0.9%      8.7%      4.4%     1.8%      4.6%      2.6%      0.3%      2.2%
Investment Income Ratio............       --      2.0%      2.0%      2.2%     4.3%      3.7%      1.0%      3.4%      4.8%

SERIES IV POLICIES (d)
Net Assets.........................  $17,779   $31,073   $24,827   $13,881  $36,598   $31,506   $26,094   $23,266   $16,738
Units Outstanding..................    2,093     2,704     2,181     1,320    3,268     2,865     2,488     2,275     1,649
Variable Accumulation Unit Value...  $  8.50   $ 11.50   $ 11.38   $ 10.45  $ 11.19   $ 10.97   $ 10.48   $ 10.19   $ 10.15
Total Return.......................   (26.1%)     1.1%      8.8%      4.5%     2.0%      4.7%      2.8%      0.4%      2.3%
Investment Income Ratio............       --      2.1%      2.1%      2.3%     4.4%      3.7%      1.1%      3.5%      5.0%

SERIES V POLICIES (e)
Net Assets.........................  $ 1,402   $ 2,238   $ 2,054   $ 1,509  $ 4,546   $ 3,466   $ 2,662   $ 2,429   $ 1,362
Units Outstanding..................      167       196       181       144      418       323       260       242       136
Variable Accumulation Unit Value...  $  8.40   $ 11.41   $ 11.34   $ 10.46  $ 10.87   $ 10.70   $ 10.26   $ 10.02   $ 10.02
Total Return.......................   (26.4%)     0.7%      8.4%      4.6%     1.6%      4.3%      2.4%        --      1.9%
Investment Income Ratio............       --      2.0%      2.2%      1.8%     4.2%      3.9%      1.0%      3.7%      5.2%

SERIES VI POLICIES (f)
Net Assets.........................  $15,288   $23,879   $22,364   $13,375  $24,897   $20,338   $15,506   $14,340   $ 9,200
Units Outstanding..................    1,819     2,093     1,975     1,275    2,265     1,878     1,497     1,415       912
Variable Accumulation Unit Value...  $  8.40   $ 11.41   $ 11.32   $ 10.43  $ 10.99   $ 10.81   $ 10.36   $ 10.11   $ 10.09
Total Return.......................   (26.3%)     0.8%      8.5%      4.3%     1.7%      4.4%      2.5%      0.1%      2.0%
Investment Income Ratio............       --      2.0%      2.1%      2.2%     4.3%      4.0%      1.0%      3.7%      5.2%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                                                                                                       MAINSTAY VP
                      MAINSTAY VP                                  MAINSTAY VP                         CONSERVATIVE
                 CAPITAL APPRECIATION--                           COMMON STOCK--                       ALLOCATION--
                     SERVICE CLASS                                SERVICE CLASS                       SERVICE CLASS
      -------------------------------------------  -------------------------------------------  -------------------------
        2008     2007     2006     2005     2004     2008     2007     2006     2005     2004     2008     2007     2006
      -------------------------------------------------------------------------------------------------------------------


      $ 6,991  $12,301  $10,744  $ 9,595  $ 7,459  $ 7,340  $11,644  $ 9,997  $ 7,104  $ 4,810  $35,810  $33,968  $17,229
          841      888      859      788      653      752      745      662      539      387    3,955    3,010    1,612
      $  8.31  $ 13.83  $ 12.51  $ 12.17  $ 11.42  $  9.76  $ 15.61  $ 15.09  $ 13.17  $ 12.44  $  9.05  $ 11.28  $ 10.66
       (39.9%)   10.6%     2.7%     6.6%     2.5%   (37.4%)    3.4%    14.6%     5.9%     9.1%   (19.7%)    5.7%     6.6%
         0.3%       --     0.2%       --     0.1%     1.2%     1.1%     0.5%     1.0%     1.6%       --     3.3%     1.9%

      $   428  $   601  $   208  $    78  $     6  $   729  $ 1,029  $   384  $    34  $    --  $11,604  $ 9,873  $ 1,967
           57       48       18        7        1       94       82       32        3       --    1,293      879      179
      $  7.46  $ 12.43  $ 11.26  $ 10.98  $ 10.31  $  7.78  $ 12.45  $ 12.05  $ 10.54  $ 10.00  $  8.98  $ 11.21  $ 10.62
       (40.0%)   10.4%     2.6%     6.4%     3.1%   (37.5%)    3.3%    14.4%     5.4%       --   (19.9%)    5.6%     6.2%
         0.3%       --     0.2%       --     0.8%     1.3%     1.3%     0.8%     2.7%       --       --     4.7%     2.0%

      $ 8,278  $16,119  $16,850  $17,835  $16,081  $ 8,634  $15,905  $15,284  $12,796  $10,274  $28,974  $25,713  $ 9,793
          996    1,164    1,341    1,456    1,396      898    1,032    1,021      981      832    3,212    2,285      919
      $  8.32  $ 13.86  $ 12.56  $ 12.25  $ 11.52  $  9.61  $ 15.39  $ 14.91  $ 13.04  $ 12.34  $  9.00  $ 11.23  $ 10.65
       (40.0%)   10.3%     2.5%     6.4%     2.2%   (37.6%)    3.2%    14.4%     5.7%     8.9%   (19.9%)    5.5%     6.5%
         0.2%       --     0.2%       --     0.1%     1.2%     1.1%     0.4%     0.9%     1.7%       --     3.6%     1.9%

      $ 6,426  $11,935  $11,896  $11,771  $10,571  $12,550  $21,137  $17,491  $14,034  $10,070  $27,533  $21,458  $ 7,239
          776      865      953      968      926    1,288    1,358    1,161    1,063      810    3,070    1,906      681
      $  8.29  $ 13.79  $ 12.48  $ 12.16  $ 11.41  $  9.74  $ 15.57  $ 15.06  $ 13.15  $ 12.43  $  8.97  $ 11.19  $ 10.58
       (39.9%)   10.5%     2.7%     6.6%     2.4%   (37.5%)    3.4%    14.5%     5.8%     9.0%   (19.8%)    5.7%     5.8%
         0.3%       --     0.2%       --     0.1%     1.2%     1.1%     0.4%     0.9%     1.7%       --     3.6%     2.3%

      $   209  $   517  $   553  $   554  $   429  $   286  $   560  $   449  $   309  $   213  $ 2,829  $ 2,745  $   962
           26       39       46       47       38       30       37       30       24       17      318      246       91
      $  8.00  $ 13.37  $ 12.14  $ 11.88  $ 11.20  $  9.48  $ 15.22  $ 14.78  $ 12.96  $ 12.29  $  8.91  $ 11.15  $ 10.59
       (40.1%)   10.1%     2.2%     6.1%     2.0%   (37.7%)    3.0%    14.1%     5.4%     8.6%   (20.1%)    5.3%     5.9%
         0.2%       --     0.2%       --     0.1%     1.2%     1.1%     0.5%     0.9%     1.6%       --     3.8%     2.9%

      $ 5,488  $10,236  $11,233  $11,667  $ 8,794  $ 6,925  $12,001  $10,391  $ 7,321  $ 5,161  $23,266  $23,484  $ 8,859
          673      752      909      967      774      723      781      697      561      417    2,617    2,114      837
      $  8.15  $ 13.61  $ 12.35  $ 12.06  $ 11.36  $  9.58  $ 15.36  $ 14.90  $ 13.05  $ 12.37  $  8.88  $ 11.10  $ 10.54
       (40.1%)   10.2%     2.4%     6.2%     2.1%   (37.6%)    3.1%    14.2%     5.5%     8.7%   (20.0%)    5.4%     5.4%
         0.2%       --     0.2%       --     0.1%     1.2%     1.1%     0.5%     1.0%     1.8%       --     3.8%     2.4%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------






                                                     MAINSTAY VP                                 MAINSTAY VP
                                                    CONVERTIBLE--                            DEVELOPING GROWTH--
                                                    SERVICE CLASS                               SERVICE CLASS
                                     -------------------------------------------  ----------------------------------------
                                       2008     2007     2006     2005     2004     2008     2007    2006    2005    2004
                                     -------------------------------------------------------------------------------------


SERIES I POLICIES (a)
Net Assets.........................  $14,878  $20,596  $16,277  $13,293  $10,142  $ 4,347  $ 8,014  $4,675  $3,145  $1,949
Units Outstanding..................    1,561    1,392    1,248    1,105      884      423      404     316     235     161
Variable Accumulation Unit Value...  $  9.53  $ 14.77  $ 13.07  $ 12.03  $ 11.48  $ 10.27  $ 19.79  $14.78  $13.34  $12.11
Total Return.......................   (35.5%)   13.0%     8.6%     4.9%     4.4%   (48.1%)   33.9%   10.8%   10.2%    4.1%
Investment Income Ratio............     2.1%     2.2%     2.4%     1.5%     2.4%       --       --      --      --      --

SERIES II POLICIES (b)
Net Assets.........................  $ 3,428  $ 3,778  $ 1,298  $   358  $    24  $   448  $ 1,216  $  151  $   45  $    3
Units Outstanding..................      411      282      113       34        2       53       74      12       4      --
Variable Accumulation Unit Value...  $  8.34  $ 12.94  $ 11.47  $ 10.58  $ 10.11  $  8.43  $ 16.27  $12.17  $11.00  $10.00
Total Return.......................   (35.6%)   12.8%     8.4%     4.7%     1.1%   (48.2%)   33.7%   10.6%   10.0%      --
Investment Income Ratio............     2.2%     2.9%     3.2%     4.8%    58.1%       --       --      --      --      --

SERIES III POLICIES (c)
Net Assets.........................  $21,459  $33,759  $28,651  $25,860  $23,424  $ 4,563  $10,746  $7,058  $6,081  $4,769
Units Outstanding..................    2,263    2,296    2,198    2,151    2,039      457      555     487     465     400
Variable Accumulation Unit Value...  $  9.46  $ 14.70  $ 13.03  $ 12.02  $ 11.49  $ 10.03  $ 19.36  $14.49  $13.11  $11.92
Total Return.......................   (35.6%)   12.8%     8.4%     4.7%     4.2%   (48.2%)   33.6%   10.6%   10.0%    3.9%
Investment Income Ratio............     1.9%     2.2%     2.3%     1.4%     2.5%       --       --      --      --      --

SERIES IV POLICIES (d)
Net Assets.........................  $27,408  $37,117  $30,765  $25,647  $20,014  $ 5,660  $10,779  $6,753  $5,606  $4,310
Units Outstanding..................    2,895    2,529    2,370    2,141    1,754      553      542     458     421     357
Variable Accumulation Unit Value...  $  9.45  $ 14.66  $ 12.98  $ 11.96  $ 11.41  $ 10.24  $ 19.73  $14.74  $13.31  $12.09
Total Return.......................   (35.5%)   12.9%     8.6%     4.8%     4.3%   (48.1%)   33.8%   10.7%   10.1%    4.1%
Investment Income Ratio............     2.1%     2.2%     2.4%     1.5%     2.5%       --       --      --      --      --

SERIES V POLICIES (e)
Net Assets.........................  $ 1,662  $ 2,407  $ 1,829  $ 1,608  $ 1,466  $   288  $   630  $  266  $  232  $  170
Units Outstanding..................      180      167      143      136      129       29       33      19      18      14
Variable Accumulation Unit Value...  $  9.24  $ 14.39  $ 12.80  $ 11.84  $ 11.34  $  9.85  $ 19.07  $14.31  $12.97  $11.83
Total Return.......................   (35.8%)   12.5%     8.1%     4.4%     3.9%   (48.3%)   33.3%   10.3%    9.7%    3.6%
Investment Income Ratio............     2.1%     2.2%     2.3%     1.4%     2.4%       --       --      --      --      --

SERIES VI POLICIES (f)
Net Assets.........................  $18,413  $25,017  $19,713  $16,730  $12,642  $ 4,142  $ 8,745  $4,415  $3,248  $2,228
Units Outstanding..................    1,993    1,738    1,545    1,418    1,120      406      441     298     242     182
Variable Accumulation Unit Value...  $  9.23  $ 14.37  $ 12.76  $ 11.79  $ 11.28  $ 10.21  $ 19.74  $14.80  $13.40  $12.21
Total Return.......................   (35.7%)   12.6%     8.2%     4.5%     4.0%   (48.3%)   33.4%   10.4%    9.8%    3.7%
Investment Income Ratio............     2.1%     2.2%     2.4%     1.5%     2.8%       --       --      --      --      --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






                    MAINSTAY VP                                 MAINSTAY VP                            MAINSTAY VP
                  FLOATING RATE--                               GOVERNMENT--                       GROWTH ALLOCATION--
                   SERVICE CLASS                               SERVICE CLASS                          SERVICE CLASS
      --------------------------------------  -----------------------------------------------  ---------------------------
        2008      2007      2006      2005      2008     2007      2006      2005      2004      2008     2007      2006
      -------------------------------------------------------------------------------------------------------------------------


       $27,212   $50,519   $66,344   $36,518  $25,835   $12,747   $10,264   $ 8,799   $ 6,080  $24,802   $31,812   $16,922
         3,380     4,749     6,301     3,612    2,232     1,190     1,005       881       614    3,357     2,631     1,524
       $  8.06   $ 10.62   $ 10.52   $ 10.10  $ 11.57   $ 10.71   $ 10.21   $  9.97   $  9.91  $  7.39   $ 12.03   $ 11.08
        (24.1%)     0.9%      4.2%      1.0%     8.0%      4.9%      2.4%      0.7%      1.6%   (38.6%)     8.6%     10.8%
          5.1%      6.3%      6.1%      4.5%     3.7%      5.0%      0.9%      3.6%      5.6%     0.6%      1.2%      1.4%


       $ 5,975   $14,728   $ 8,414   $ 4,001  $ 7,458   $ 2,056   $   436   $   316   $     5  $ 1,082   $ 1,602   $   571
           741     1,383       797       373      644       177        42        30        --      151       138        53
       $  8.06   $ 10.63   $ 10.56   $ 10.14  $ 11.62   $ 10.78   $ 10.28   $ 10.06   $ 10.01  $  7.13   $ 11.64   $ 10.73
        (24.2%)     0.7%      4.1%      1.4%     7.8%      4.8%      2.2%      0.5%      0.1%   (38.7%)     8.4%      7.3%
          5.1%      6.3%      6.1%      4.9%     3.9%      6.7%      1.0%      6.8%     86.3%     0.5%      1.4%      1.6%


       $24,106   $51,296   $41,204   $13,041  $38,534   $18,224   $17,078   $16,243   $12,875  $10,577   $16,106   $ 7,010
         3,008     4,851     3,923     1,272    3,324     1,723     1,691     1,645     1,310    1,468     1,369       646
       $  8.00   $ 10.56   $ 10.49   $ 10.08  $ 11.39   $ 10.57   $ 10.09   $  9.88   $  9.83  $  7.20   $ 11.76   $ 10.85
        (24.2%)     0.7%      4.0%      0.8%     7.8%      4.7%      2.1%      0.5%      1.4%   (38.7%)     8.4%      8.5%
          5.1%      6.3%      6.2%      4.7%     3.6%      4.9%      0.9%      3.3%      5.7%     0.5%      1.3%      1.4%


       $26,408   $52,122   $35,265   $10,796  $38,114   $19,355   $16,646   $14,766   $11,256  $15,831   $19,362   $11,086
         3,283     4,908     3,353     1,052    3,298     1,804     1,630     1,481     1,136    2,147     1,606       999
       $  8.05   $ 10.60   $ 10.52   $ 10.09  $ 11.55   $ 10.70   $ 10.20   $  9.97   $  9.91  $  7.38   $ 12.02   $ 11.07
        (24.1%)     0.8%      4.2%      0.9%     8.0%      4.9%      2.3%      0.6%      1.6%   (38.6%)     8.6%     10.7%
          5.1%      6.3%      6.1%      4.8%     3.5%      4.8%      0.9%      3.4%      5.6%     0.5%      1.2%      1.4%


       $ 2,192   $ 3,333   $ 3,441   $ 1,686  $ 2,585   $ 2,733   $ 1,626   $ 1,257   $   706  $   571   $   999   $   686
           271       312       318       164      229       260       162       127        72       80        86        64
       $  8.08   $ 10.69   $ 10.64   $ 10.25  $ 11.30   $ 10.51   $ 10.06   $  9.87   $  9.85  $  7.12   $ 11.64   $ 10.77
        (24.4%)     0.4%      3.8%      2.5%     7.5%      4.5%      1.9%      0.2%      1.2%   (38.9%)     8.1%      7.7%
          5.1%      6.3%      6.1%      4.7%     2.8%      5.6%      1.0%      3.8%      5.1%     0.5%      1.1%      1.2%


       $17,376   $33,142   $25,234   $11,829  $28,327   $13,450   $ 9,551   $ 8,125   $ 4,800  $10,236   $14,582   $ 5,801
         2,180     3,133     2,411     1,145    2,486     1,276       948       818       487    1,435     1,252       511
       $  8.00   $ 10.58   $ 10.52   $ 10.13  $ 11.34   $ 10.54   $ 10.08   $  9.88   $  9.85  $  7.12   $ 11.64   $ 10.76
        (24.3%)     0.5%      3.9%      1.3%     7.6%      4.6%      2.0%      0.3%      1.3%   (38.8%)     8.2%      7.6%
          5.1%      6.3%      6.1%      4.8%     3.6%      5.2%      0.9%      3.8%      5.6%     0.5%      1.3%      1.6%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                       MAINSTAY VP
                                               HIGH YIELD CORPORATE BOND--
                                                      SERVICE CLASS
                                     -----------------------------------------------
                                       2008     2007      2006      2005      2004
                                     -----------------------------------------------
SERIES I POLICIES (a)
Net Assets.........................  $53,572  $ 76,442  $ 65,778  $ 50,262  $ 33,434
Units Outstanding..................    5,054     5,387     4,654     3,920     2,643
Variable Accumulation Unit Value...  $ 10.60  $  14.20  $  14.12  $  12.81   $ 12.65
Total Return.......................   (25.3%)     0.6%     10.2%      1.2%     10.9%
Investment Income Ratio............     8.9%      6.8%      2.0%      6.8%     10.1%

SERIES II POLICIES (b)
Net Assets.........................  $ 9,687  $ 13,752  $  6,351  $  2,500   $    64
Units Outstanding..................    1,140     1,206       552       242         6
Variable Accumulation Unit Value...  $  8.48  $  11.38  $  11.32  $  10.29   $ 10.18
Total Return.......................   (25.5%)     0.5%     10.0%      1.1%      1.8%
Investment Income Ratio............     9.2%      7.9%      2.8%     12.6%     87.4%

SERIES III POLICIES (c)
Net Assets.........................  $89,005  $135,741  $134,191  $117,498   $94,871
Units Outstanding..................    8,477     9,684     9,605     9,264     7,556
Variable Accumulation Unit Value...  $ 10.44  $  14.01  $  13.95  $  12.69   $ 12.56
Total Return.......................   (25.5%)     0.4%     10.0%      1.0%     10.7%
Investment Income Ratio............     8.7%      6.6%      1.9%      6.4%     10.2%

SERIES IV POLICIES (d)
Net Assets.........................  $93,233  $138,150  $123,311  $103,496   $76,786
Units Outstanding..................    8,764     9,688     8,698     8,052     6,041
Variable Accumulation Unit Value...  $ 10.63  $  14.25  $  14.17  $  12.86   $ 12.71
Total Return.......................   (25.4%)     0.6%     10.1%      1.2%     10.8%
Investment Income Ratio............     9.0%      6.8%      1.9%      6.4%     10.0%

SERIES V POLICIES (e)
Net Assets.........................  $ 6,129  $ 11,504  $ 12,883  $ 11,657   $ 8,737
Units Outstanding..................      594       827       929       922       697
Variable Accumulation Unit Value...  $ 10.33  $  13.90  $  13.87  $  12.64   $ 12.54
Total Return.......................   (25.7%)     0.2%      9.7%      0.8%     10.4%
Investment Income Ratio............     8.0%      6.1%      1.8%      6.5%     10.2%

SERIES VI POLICIES (f)
Net Assets.........................  $65,777  $ 91,960  $ 81,548  $ 64,705   $39,920
Units Outstanding..................    6,324     6,578     5,835     5,086     3,173
Variable Accumulation Unit Value...  $ 10.40  $  13.98  $  13.94  $  12.69   $ 12.58
Total Return.......................   (25.6%)     0.3%      9.8%      0.9%     10.5%
Investment Income Ratio............     9.0%      6.7%      2.0%      7.2%     11.7%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                        MAINSTAY VP                                       MAINSTAY VP
                    ICAP SELECT EQUITY--                               INCOME & GROWTH--
                       SERVICE CLASS                                     SERVICE CLASS
      -----------------------------------------------  ------------------------------------------------
        2008     2007      2006      2005      2004      2008      2007      2006      2005      2004
      -------------------------------------------------------------------------------------------------



      $25,171   $18,509   $ 6,252   $4,281    $3,119      $--       $--     $5,402    $3,830    $2,450
        2,583     1,166       413      332       251       --        --        372       302       200
      $  9.74   $ 15.87   $ 15.10   $12.87    $12.40      $--       $--     $14.53    $12.64    $12.27
       (38.6%)     5.1%     17.3%     3.8%      9.6%       --        --      14.9%      3.0%     10.8%
         0.5%      0.6%      0.1%     0.9%      1.2%       --        --       0.5%      1.2%      2.8%


      $ 4,212   $ 4,483   $   327   $   37    $   --      $--       $--     $  613    $  311    $   13
          531       340        27        3        --       --        --         51        30         1
      $  7.93   $ 12.94   $ 12.33   $10.53    $10.00      $--       $--     $11.97    $10.43    $10.14
       (38.7%)     5.0%     17.2%     5.3%        --       --        --      14.8%      2.9%      1.4%
         0.5%      0.7%      0.3%     3.1%        --       --        --       0.6%      1.6%     63.6%


      $31,399   $25,973   $ 9,830   $7,357    $6,678      $--       $--     $9,524    $8,051    $5,324
        3,263     1,652       656      576       541       --        --        641       622       423
      $  9.62   $ 15.70   $ 14.97   $12.78    $12.34      $--       $--     $14.84    $12.94    $12.59
       (38.7%)     4.9%     17.1%     3.5%      9.3%       --        --      14.7%      2.8%     10.6%
         0.5%      0.6%      0.1%     0.8%      1.1%       --        --       0.5%      1.2%      2.6%


      $39,427   $30,523   $11,038   $7,259    $5,699      $--       $--     $9,406    $7,628    $5,136
        4,065     1,926       732      563       461       --        --        634       590       410
      $  9.69   $ 15.80   $ 15.04   $12.82    $12.37      $--       $--     $14.83    $12.91    $12.53
       (38.6%)     5.1%     17.3%     3.7%      9.5%       --        --      14.9%      3.0%     10.8%
         0.5%      0.6%      0.2%     0.8%      1.1%       --        --       0.5%      1.1%      2.5%


      $ 1,815   $ 2,136   $   962   $  686    $  551      $--       $--     $  826    $  553    $  292
          193       138        65       54        45       --        --         57        44        24
      $  9.43   $ 15.43   $ 14.75   $12.62    $12.22      $--       $--     $14.49    $12.67    $12.35
       (38.9%)     4.6%     16.8%     3.3%      9.1%       --        --      14.4%      2.6%     10.3%
         0.4%      0.5%      0.1%     0.8%      1.2%       --        --       0.6%      1.3%      3.0%


      $28,496   $23,613   $ 7,661   $4,536    $3,804      $--       $--     $8,151    $6,954    $3,499
        2,988     1,513       514      353       309       --        --        559       546       282
      $  9.54   $ 15.60   $ 14.89   $12.73    $12.32      $--       $--     $14.59    $12.73    $12.40
       (38.8%)     4.7%     16.9%     3.4%      9.2%       --        --      14.5%      2.7%     10.4%
         0.5%      0.6%      0.2%     0.8%      1.0%       --        --       0.5%      1.3%      3.2%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                     MAINSTAY VP
                                                INTERNATIONAL EQUITY--
                                                    SERVICE CLASS
                                     -------------------------------------------
                                       2008     2007     2006     2005     2004
                                     -------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $26,138  $34,716  $24,928  $12,520  $ 5,975
Units Outstanding..................    1,863    1,806    1,339      869      441
Variable Accumulation Unit Value...  $ 14.03  $ 19.19  $ 18.59  $ 14.39  $ 13.55
Total Return.......................   (26.9%)    3.2%    29.2%     6.3%    15.4%
Investment Income Ratio............     1.3%     0.6%     0.2%     2.0%     1.3%

SERIES II POLICIES (b)
Net Assets.........................  $ 3,894  $ 5,359  $ 2,397  $   626  $     8
Units Outstanding..................      371      372      172       56        1
Variable Accumulation Unit Value...  $ 10.49  $ 14.38  $ 13.95  $ 10.82  $ 10.19
Total Return.......................   (27.0%)    3.1%    29.0%     6.1%     1.9%
Investment Income Ratio............     1.2%     0.7%     0.3%     4.1%    10.9%

SERIES III POLICIES (c)
Net Assets.........................  $31,362  $50,876  $44,302  $26,887  $16,793
Units Outstanding..................    2,295    2,712    2,432    1,907    1,262
Variable Accumulation Unit Value...  $ 13.67  $ 18.73  $ 18.18  $ 14.11  $ 13.30
Total Return.......................   (27.0%)    3.0%    28.9%     6.0%    15.2%
Investment Income Ratio............     1.2%     0.6%     0.2%     1.8%     1.4%

SERIES IV POLICIES (d)
Net Assets.........................  $42,792  $62,627  $50,013  $26,069  $13,748
Units Outstanding..................    3,093    3,303    2,724    1,829    1,027
Variable Accumulation Unit Value...  $ 13.83  $ 18.93  $ 18.35  $ 14.21  $ 13.38
Total Return.......................   (26.9%)    3.2%    29.1%     6.2%    15.4%
Investment Income Ratio............     1.2%     0.6%     0.2%     2.0%     1.3%

SERIES V POLICIES (e)
Net Assets.........................  $ 2,881  $ 4,100  $ 2,996  $ 1,609  $   684
Units Outstanding..................      219      226      170      117       53
Variable Accumulation Unit Value...  $ 13.18  $ 18.11  $ 17.63  $ 13.71  $ 12.96
Total Return.......................   (27.2%)    2.8%    28.6%     5.8%    14.9%
Investment Income Ratio............     1.2%     0.6%     0.2%     2.2%     1.5%

SERIES VI POLICIES (f)
Net Assets.........................  $29,181  $43,867  $37,864  $17,356  $ 7,562
Units Outstanding..................    2,184    2,390    2,118    1,251      578
Variable Accumulation Unit Value...  $ 13.36  $ 18.34  $ 17.83  $ 13.85  $ 13.08
Total Return.......................   (27.1%)    2.9%    28.7%     5.9%    15.0%
Investment Income Ratio............     1.2%     0.5%     0.2%     2.1%     1.5%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                         MAINSTAY VP                                       MAINSTAY VP
                     LARGE CAP GROWTH--                                  MID CAP CORE--
                        SERVICE CLASS                                     SERVICE CLASS
      ------------------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      --------------------------------------------------------------------------------------------------



       $ 6,525   $ 8,089   $4,851    $3,045    $2,041    $12,903   $22,217   $18,032   $11,966   $ 5,876
           785       586      419       278       191      1,202     1,176       986       740       414
       $  8.31   $ 13.79   $11.56    $10.96    $10.67    $ 10.73   $ 18.88   $ 18.28   $ 16.17   $ 14.19
        (39.8%)    19.4%     5.5%      2.7%     (3.9%)    (43.2%)     3.3%     13.1%     14.0%     20.2%
            --        --       --        --      0.1%         --      0.2%        --      0.5%      0.5%


       $ 1,422   $ 1,146   $  295    $   72    $   --    $ 1,514   $ 2,509   $   973   $   349   $    11
           167        77       25         6        --        198       186        74        28         1
       $  8.54   $ 14.21   $11.92    $11.32    $10.00    $  7.66   $ 13.51   $ 13.09   $ 11.60   $ 10.19
        (39.9%)    19.2%     5.3%     13.2%        --     (43.3%)     3.2%     12.9%     13.8%      1.9%
            --        --       --        --        --         --      0.3%        --      1.1%      3.1%


       $ 9,350   $12,888   $8,805    $6,797    $6,358    $14,289   $29,030   $27,464   $21,987   $13,092
         1,138       943      768       624       598      1,351     1,557     1,522     1,375       931
       $  8.20   $ 13.65   $11.46    $10.89    $10.63    $ 10.55   $ 18.60   $ 18.04   $ 15.99   $ 14.06
        (39.9%)    19.1%     5.3%      2.5%     (4.1%)    (43.3%)     3.1%     12.8%     13.7%     20.0%
            --        --       --        --        --         --      0.2%        --      0.4%      0.5%


       $15,284   $15,201   $9,704    $5,526    $5,116    $17,460   $33,257   $27,704   $19,680   $10,128
         1,839     1,099      842       505       480      1,641     1,774     1,527     1,220       719
       $  8.27   $ 13.75   $11.52    $10.93    $10.65    $ 10.64   $ 18.73   $ 18.14   $ 16.05   $ 14.09
        (39.8%)    19.3%     5.4%      2.6%     (4.0%)    (43.2%)     3.3%     13.0%     13.9%     20.1%
            --        --       --        --        --         --      0.2%        --      0.5%      0.5%


       $   831   $   999   $  613    $  453    $  272    $   898   $ 2,168   $ 2,092   $ 1,543   $   656
           106        76       55        43        26         86       117       116        96        47
       $  7.87   $ 13.13   $11.05    $10.53    $10.30    $ 10.47   $ 18.51   $ 18.00   $ 15.99   $ 14.09
        (40.1%)    18.8%     5.0%      2.2%     (4.3%)    (43.4%)     2.8%     12.6%     13.5%     19.7%
            --        --       --        --      0.1%         --      0.2%        --      0.5%      0.5%


       $ 8,755   $11,767   $6,145    $3,647    $2,723    $13,044   $26,914   $24,573   $18,737   $ 7,802
         1,076       865      538       337       257      1,254     1,465     1,376     1,183       560
       $  8.13   $ 13.55   $11.39    $10.84    $10.59    $ 10.40   $ 18.37   $ 17.84   $ 15.83   $ 13.94
        (40.0%)    18.9%     5.1%      2.3%     (4.2%)    (43.4%)     2.9%     12.7%     13.6%     19.8%
            --        --       --        --      0.1%         --      0.2%        --      0.5%      0.6%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                     MAINSTAY VP                                  MAINSTAY VP
                                                   MID CAP GROWTH--                             MID CAP VALUE--
                                                    SERVICE CLASS                                SERVICE CLASS
                                     -------------------------------------------  -------------------------------------------
                                       2008     2007     2006     2005     2004     2008     2007     2006     2005     2004
                                     ----------------------------------------------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $15,930  $30,018  $23,982  $18,597  $ 9,510  $17,173  $27,197  $24,729  $18,099  $ 9,220
Units Outstanding..................    1,425    1,460    1,334    1,104      653    1,701    1,788    1,582    1,298      688
Variable Accumulation Unit Value...  $ 11.17  $ 20.52  $ 18.02  $ 16.77  $ 14.56  $ 10.10  $ 15.20  $ 15.64  $ 13.94  $ 13.41
Total Return.......................   (45.6%)   13.9%     7.4%    15.2%    20.6%   (33.6%)   (2.8%)   12.2%     4.0%    15.6%
Investment Income Ratio............       --       --       --       --       --     1.4%     0.9%       --     0.7%     1.1%

SERIES II POLICIES (b)
Net Assets.........................  $ 1,284  $ 1,922  $   947  $   598  $     5  $ 1,746  $ 2,489  $ 1,288  $   522  $    34
Units Outstanding..................      164      133       75       51        1      226      213      108       49        3
Variable Accumulation Unit Value...  $  7.81  $ 14.37  $ 12.64  $ 11.78  $ 10.24  $  7.71  $ 11.62  $ 11.97  $ 10.69  $ 10.29
Total Return.......................   (45.6%)   13.7%     7.3%    15.0%     2.4%   (33.7%)   (2.9%)   12.0%     3.8%     2.9%
Investment Income Ratio............       --       --       --       --       --     1.4%     1.0%       --     1.1%     7.1%

SERIES III POLICIES (c)
Net Assets.........................  $17,969  $39,208  $35,786  $33,555  $21,257  $22,799  $42,801  $47,112  $41,554  $25,830
Units Outstanding..................    1,659    1,970    2,040    2,054    1,494    2,257    2,809    2,992    2,962    1,910
Variable Accumulation Unit Value...  $ 10.83  $ 19.93  $ 17.54  $ 16.35  $ 14.23  $ 10.11  $ 15.24  $ 15.71  $ 14.03  $ 13.52
Total Return.......................   (45.7%)   13.7%     7.2%    15.0%    20.4%   (33.7%)   (3.0%)   12.0%     3.8%    15.4%
Investment Income Ratio............       --       --       --       --       --     1.3%     0.8%       --     0.7%     1.0%

SERIES IV POLICIES (d)
Net Assets.........................  $20,479  $42,594  $37,892  $30,962  $17,454  $28,558  $49,929  $48,022  $38,107  $21,168
Units Outstanding..................    1,878    2,123    2,150    1,884    1,224    2,839    3,289    3,074    2,741    1,580
Variable Accumulation Unit Value...  $ 10.92  $ 20.07  $ 17.63  $ 16.42  $ 14.26  $ 10.07  $ 15.17  $ 15.61  $ 13.92  $ 13.40
Total Return.......................   (45.6%)   13.8%     7.4%    15.1%    20.5%   (33.6%)   (2.8%)   12.1%     3.9%    15.6%
Investment Income Ratio............       --       --       --       --       --     1.3%     0.8%       --     0.7%     1.1%

SERIES V POLICIES (e)
Net Assets.........................  $   712  $ 1,637  $ 1,581  $ 1,475  $   854  $   999  $ 2,020  $ 2,264  $ 1,915  $   833
Units Outstanding..................       68       84       92       92       61      102      136      148      140       63
Variable Accumulation Unit Value...  $ 10.50  $ 19.38  $ 17.10  $ 15.98  $ 13.94  $  9.80  $ 14.83  $ 15.31  $ 13.71  $ 13.25
Total Return.......................   (45.8%)   13.4%     7.0%    14.7%    20.1%   (33.9%)   (3.2%)   11.7%     3.5%    15.1%
Investment Income Ratio............       --       --       --       --       --     1.2%     0.8%       --     0.8%     1.2%

SERIES VI POLICIES (f)
Net Assets.........................  $15,365  $34,534  $27,243  $24,736  $11,705  $16,808  $29,486  $30,700  $26,504  $14,398
Units Outstanding..................    1,405    1,710    1,531    1,485      808    1,703    1,974    1,988    1,915    1,080
Variable Accumulation Unit Value...  $ 10.96  $ 20.20  $ 17.80  $ 16.62  $ 14.48  $  9.91  $ 14.96  $ 15.44  $ 13.81  $ 13.33
Total Return.......................   (45.8%)   13.5%     7.1%    14.8%    20.2%   (33.8%)   (3.1%)   11.8%     3.6%    15.2%
Investment Income Ratio............       --       --       --       --       --     1.3%     0.8%       --     0.7%     1.3%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







               MAINSTAY VP                   MAINSTAY VP                             MAINSTAY VP
          MODERATE ALLOCATION--     MODERATE GROWTH ALLOCATION--                   S&P 500 INDEX--
              SERVICE CLASS                 SERVICE CLASS                           SERVICE CLASS
      ----------------------------  ----------------------------  ------------------------------------------------
        2008      2007      2006      2008      2007      2006      2008      2007      2006      2005      2004
      ------------------------------------------------------------------------------------------------------------


       $51,736   $54,540   $30,214   $54,582   $66,815   $35,349   $30,442   $49,749   $43,645   $32,438   $20,964
         6,063     4,704     2,780     6,919     5,620     3,194     3,315     3,356     3,049     2,570     1,713
       $  8.53   $ 11.59   $ 10.83   $  7.88   $ 11.87   $ 11.03   $  9.18   $ 14.82   $ 14.32   $ 12.61   $ 12.24
        (26.4%)     7.0%      8.3%    (33.6%)     7.6%     10.3%    (38.0%)     3.5%     13.5%      3.0%      8.7%
          0.2%      2.5%      1.8%      0.4%      2.0%      1.7%      2.0%      1.5%      0.4%      1.2%      2.1%

       $ 9,021   $ 8,563   $ 2,332   $ 5,217   $ 7,034   $ 3,820   $ 2,033   $ 3,402   $ 1,502   $   621   $    16
         1,076       748       215       677       593       353       266       275       126        61         2
       $  8.38   $ 11.41   $ 10.68   $  7.71   $ 11.63   $ 10.82   $  7.65   $ 12.36   $ 11.96   $ 10.55   $ 10.25
        (26.5%)     6.8%      6.8%    (33.7%)     7.5%      8.2%    (38.1%)     3.3%     13.4%      2.9%      2.5%
          0.2%      3.6%      1.7%      0.4%      2.0%      4.3%      1.9%      1.7%      0.5%      2.8%     17.1%

       $36,709   $40,680   $21,672   $31,732   $43,548   $24,900   $36,223   $65,496   $70,399   $63,957   $51,775
         4,382     3,557     2,025     4,096     3,735     2,290     4,006     4,480     4,970     5,119     4,261
       $  8.38   $ 11.41   $ 10.69   $  7.73   $ 11.66   $ 10.85   $  9.04   $ 14.62   $ 14.16   $ 12.49   $ 12.15
        (26.6%)     6.7%      6.9%    (33.7%)     7.4%      8.5%    (38.2%)     3.3%     13.3%      2.8%      8.5%
          0.2%      2.7%      1.9%      0.4%      2.0%      1.7%      2.0%      1.4%      0.4%      1.1%      2.1%

       $45,529   $44,835   $21,125   $40,459   $42,215   $21,832   $38,535   $67,132   $64,145   $51,108   $38,290
         5,375     3,890     1,962     5,167     3,572     1,981     4,209     4,544     4,488     4,057     3,132
       $  8.46   $ 11.50   $ 10.76   $  7.83   $ 11.80   $ 10.97   $  9.15   $ 14.78   $ 14.29   $ 12.59   $ 12.23
        (26.5%)     6.9%      7.6%    (33.6%)     7.6%      9.7%    (38.1%)     3.5%     13.5%      3.0%      8.6%
          0.3%      2.7%      2.0%      0.5%      2.1%      1.8%      2.0%      1.4%      0.4%      1.2%      2.1%

       $ 3,017   $ 4,096   $ 1,827   $ 1,796   $ 3,059   $ 1,782   $ 2,322   $ 4,530   $ 4,013   $ 4,000   $ 2,782
           362       359       171       238       267       167       259       312       285       321       229
       $  8.35   $ 11.40   $ 10.70   $  7.56   $ 11.44   $ 10.67   $  8.96   $ 14.53   $ 14.10   $ 12.48   $ 12.16
        (26.8%)     6.5%      7.0%    (33.9%)     7.1%      6.7%    (38.3%)     3.0%     13.0%      2.6%      8.2%
          0.2%      2.8%      2.0%      0.4%      2.0%      1.7%      2.0%      1.4%      0.4%      1.2%      1.8%

       $31,523   $31,222   $16,309   $25,889   $36,880   $15,902   $25,355   $42,623   $40,283   $31,482   $18,986
         3,775     2,742     1,526     3,360     3,163     1,411     2,819     2,922     2,848     2,514     1,560
       $  8.35   $ 11.38   $ 10.68   $  7.70   $ 11.63   $ 10.85   $  9.00   $ 14.58   $ 14.14   $ 12.50   $ 12.17
        (26.7%)     6.6%      6.8%    (33.8%)     7.2%      8.5%    (38.3%)     3.1%     13.2%      2.7%      8.3%
          0.3%      2.6%      1.5%      0.4%      2.1%      1.8%      2.0%      1.4%      0.4%      1.3%      2.2%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                        MAINSTAY VP
                                                    SMALL CAP GROWTH--
                                                       SERVICE CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------


SERIES I POLICIES (a)
Net Assets.........................   $ 8,555   $14,893   $14,783   $12,419   $ 7,815
Units Outstanding..................     1,078     1,108     1,048       921       593
Variable Accumulation Unit Value...   $  7.93   $ 13.43   $ 14.10   $ 13.48   $ 13.17
Total Return.......................    (40.9%)    (4.8%)     4.6%      2.4%      7.6%
Investment Income Ratio............        --        --        --        --        --

SERIES II POLICIES (b)
Net Assets.........................   $   369   $   612   $   359   $   215   $     6
Units Outstanding..................        60        58        33        20         1
Variable Accumulation Unit Value...   $  6.17   $ 10.45   $ 10.99   $ 10.53   $ 10.30
Total Return.......................    (41.0%)    (4.9%)     4.4%      2.2%      3.0%
Investment Income Ratio............        --        --        --        --        --

SERIES III POLICIES (c)
Net Assets.........................   $ 8,928   $17,582   $20,801   $20,401   $16,734
Units Outstanding..................     1,130     1,312     1,475     1,509     1,265
Variable Accumulation Unit Value...   $  7.91   $ 13.41   $ 14.11   $ 13.52   $ 13.23
Total Return.......................    (41.0%)    (5.0%)     4.4%      2.2%      7.4%
Investment Income Ratio............        --        --        --        --        --

SERIES IV POLICIES (d)
Net Assets.........................   $10,658   $20,001   $21,824   $20,161   $14,487
Units Outstanding..................     1,374     1,522     1,579     1,524     1,122
Variable Accumulation Unit Value...   $  7.76   $ 13.15   $ 13.81   $ 13.21   $ 12.91
Total Return.......................    (40.9%)    (4.8%)     4.5%      2.3%      7.6%
Investment Income Ratio............        --        --        --        --        --

SERIES V POLICIES (e)
Net Assets.........................   $   315   $   639   $   835   $   986   $   635
Units Outstanding..................        42        51        63        77        51
Variable Accumulation Unit Value...   $  7.42   $ 12.62   $ 13.31   $ 12.78   $ 12.54
Total Return.......................    (41.2%)    (5.2%)     4.1%      1.9%      7.1%
Investment Income Ratio............        --        --        --        --        --

SERIES VI POLICIES (f)
Net Assets.........................   $ 6,336   $11,585   $12,311   $13,093   $ 9,643
Units Outstanding..................       816       877       884       980       736
Variable Accumulation Unit Value...   $  7.78   $ 13.21   $ 13.92   $ 13.36   $ 13.10
Total Return.......................    (41.1%)    (5.1%)     4.2%      2.0%      7.2%
Investment Income Ratio............        --        --        --        --        --

                                                        MAINSTAY VP
                                                      TOTAL RETURN--
                                                       SERVICE CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------


SERIES I POLICIES (a)
Net Assets.........................   $ 7,044   $10,000   $ 9,122   $ 7,820   $ 5,622
Units Outstanding..................       731       746       720       665       501
Variable Accumulation Unit Value...   $  9.63   $ 13.39   $ 12.66   $ 11.76   $ 11.23
Total Return.......................    (28.1%)     5.8%      7.7%      4.7%      4.6%
Investment Income Ratio............      3.1%      2.1%      0.5%      1.5%      2.2%

SERIES II POLICIES (b)
Net Assets.........................   $   798   $   409   $   161   $    14   $     1
Units Outstanding..................        93        34        14         1        --
Variable Accumulation Unit Value...   $  8.62   $ 12.00   $ 11.37   $ 10.57   $ 10.11
Total Return.......................    (28.2%)     5.6%      7.6%      4.5%      1.1%
Investment Income Ratio............      4.5%      2.8%      0.6%      2.2%        --

SERIES III POLICIES (c)
Net Assets.........................   $ 9,905   $16,167   $17,200   $16,290   $13,524
Units Outstanding..................     1,037     1,219     1,372     1,394     1,209
Variable Accumulation Unit Value...   $  9.51   $ 13.26   $ 12.57   $ 11.69   $ 11.19
Total Return.......................    (28.3%)     5.5%      7.5%      4.5%      4.4%
Investment Income Ratio............      3.0%      2.0%      0.4%      1.4%      2.1%

SERIES IV POLICIES (d)
Net Assets.........................   $ 7,047   $11,398   $11,226   $10,004   $ 8,502
Units Outstanding..................       725       843       878       842       749
Variable Accumulation Unit Value...   $  9.71   $ 13.52   $ 12.79   $ 11.88   $ 11.35
Total Return.......................    (28.2%)     5.7%      7.6%      4.7%      4.6%
Investment Income Ratio............      2.9%      2.1%      0.5%      1.4%      2.1%

SERIES V POLICIES (e)
Net Assets.........................   $   303   $   686   $   684   $   636   $   487
Units Outstanding..................        33        53        56        55        44
Variable Accumulation Unit Value...   $  9.27   $ 12.96   $ 12.31   $ 11.48   $ 11.01
Total Return.......................    (28.4%)     5.3%      7.2%      4.3%      4.2%
Investment Income Ratio............      2.8%      2.1%      0.4%      1.5%      2.2%

SERIES VI POLICIES (f)
Net Assets.........................   $ 5,728   $ 8,801   $ 8,848   $ 8,131   $ 6,070
Units Outstanding..................       616       678       715       706       552
Variable Accumulation Unit Value...   $  9.31   $ 12.99   $ 12.33   $ 11.49   $ 11.01
Total Return.......................    (28.4%)     5.4%      7.3%      4.4%      4.3%
Investment Income Ratio............      3.0%      2.0%      0.5%      1.5%      2.1%


Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                         MAINSTAY VP                                     ALGER AMERICAN
                           VALUE--                                      SMALLCAP GROWTH--
                        SERVICE CLASS                                    CLASS S SHARES
      ------------------------------------------------  ------------------------------------------------
        2008      2007      2006      2005      2004      2008      2007      2006      2005      2004
      --------------------------------------------------------------------------------------------------


         $--     $19,777   $17,301   $11,722   $ 8,003   $ 6,337   $12,944   $10,697   $ 5,850   $2,923
          --       1,274     1,121       888       633       553       592       564       364      210
         $--     $ 15.52   $ 15.44   $ 13.21   $ 12.64   $ 11.47   $ 21.83   $ 18.93   $ 16.04   $13.95
          --        0.5%     16.9%      4.5%      9.5%    (47.4%)    15.3%     18.1%     15.0%    14.7%
          --        1.5%      0.3%      1.2%      1.4%        --        --        --        --       --

         $--     $ 2,203   $   868   $   191   $     6   $   353   $   848   $   404   $   130   $    7
          --         176        70        18         1        41        52        29        11        1
         $--     $ 12.48   $ 12.44   $ 10.65   $ 10.21   $  8.51   $ 16.22   $ 14.09   $ 11.95   $10.41
          --        0.4%     16.7%      4.3%      2.1%    (47.5%)    15.1%     17.9%     14.8%     4.1%
          --        1.9%      0.4%      2.8%     15.5%        --        --        --        --       --

         $--     $29,554   $30,643   $24,079   $19,389   $ 7,162   $16,110   $14,725   $ 9,680   $6,286
          --       1,929     2,003     1,841     1,546       631       745       783       609      452
         $--     $ 15.31   $ 15.27   $ 13.08   $ 12.54   $ 11.34   $ 21.63   $ 18.80   $ 15.95   $13.90
          --        0.3%     16.7%      4.3%      9.2%    (47.6%)    15.1%     17.8%     14.7%    14.4%
          --        1.4%      0.3%      1.1%      1.4%        --        --        --        --       --

         $--     $29,243   $27,446   $18,870   $14,111   $ 9,315   $21,172   $18,893   $10,949   $5,993
          --       1,862     1,753     1,409     1,101       818       977     1,003       685      432
         $--     $ 15.72   $ 15.64   $ 13.39   $ 12.82   $ 11.39   $ 21.69   $ 18.82   $ 15.95   $13.88
          --        0.5%     16.9%      4.4%      9.4%    (47.5%)    15.3%     18.0%     14.9%    14.6%
          --        1.5%      0.3%      1.2%      1.4%        --        --        --        --       --

         $--     $ 1,234   $   989   $   729   $   544   $   201   $   538   $   630   $   457   $  241
          --          81        65        56        43        18        26        34        29       18
         $--     $ 15.16   $ 15.15   $ 13.02   $ 12.51   $ 11.03   $ 21.09   $ 18.37   $ 15.63   $13.65
          --        0.1%     16.4%      4.0%      9.0%    (47.7%)    14.8%     17.5%     14.5%    14.2%
          --        1.5%      0.3%      1.2%      1.3%        --        --        --        --       --

         $--     $22,210   $21,934   $14,138   $ 8,534   $ 5,443   $12,425   $10,975   $ 5,548   $2,848
          --       1,453     1,438     1,074       679       483       578       587       348      205
         $--     $ 15.28   $ 15.25   $ 13.09   $ 12.57   $ 11.26   $ 21.50   $ 18.71   $ 15.90   $13.88
          --        0.2%     16.5%      4.1%      9.1%    (47.6%)    14.9%     17.6%     14.6%    14.3%
          --        1.4%      0.3%      1.3%      1.5%        --        --        --        --       --

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------



                                                    COLUMBIA SMALL CAP
                                                        VALUE FUND,
                                                     VARIABLE SERIES--
                                                          CLASS B
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $10,005   $15,905   $16,552   $7,798    $  521
Units Outstanding..................     1,131     1,274     1,275      704        49
Variable Accumulation Unit Value...   $  8.84   $ 12.48   $ 12.99   $11.03    $10.61
Total Return.......................    (29.2%)    (3.9%)    17.7%     4.0%      6.1%
Investment Income Ratio............      0.5%      0.3%      0.4%       --      5.0%

SERIES II POLICIES (b)
Net Assets.........................   $ 1,102   $ 1,942   $ 1,030   $  274    $    7
Units Outstanding..................       130       162        82       24         1
Variable Accumulation Unit Value...   $  8.50   $ 12.01   $ 12.52   $10.66    $10.26
Total Return.......................    (29.3%)    (4.1%)    17.5%     3.9%      2.6%
Investment Income Ratio............      0.5%      0.3%      0.4%       --      2.4%

SERIES III POLICIES (c)
Net Assets.........................   $ 6,345   $ 9,781   $11,725   $4,868    $  304
Units Outstanding..................       724       792       910      445        29
Variable Accumulation Unit Value...   $  8.74   $ 12.35   $ 12.89   $10.97    $10.57
Total Return.......................    (29.3%)    (4.1%)    17.5%     3.8%      5.7%
Investment Income Ratio............      0.5%      0.3%      0.4%       --      5.7%

SERIES IV POLICIES (d)
Net Assets.........................   $ 8,719   $13,314   $11,379   $5,433    $  431
Units Outstanding..................       994     1,073       880      495        41
Variable Accumulation Unit Value...   $  8.77   $ 12.38   $ 12.90   $10.96    $10.54
Total Return.......................    (29.2%)    (4.0%)    17.6%     4.0%      5.4%
Investment Income Ratio............      0.5%      0.3%      0.4%       --      5.6%

SERIES V POLICIES (e)
Net Assets.........................   $   486   $   782   $   727   $  250    $   --
Units Outstanding..................        56        64        57       23        --
Variable Accumulation Unit Value...   $  8.61   $ 12.21   $ 12.77   $10.90    $10.00
Total Return.......................    (29.5%)    (4.4%)    17.2%     9.0%        --
Investment Income Ratio............      0.4%      0.3%      0.4%       --        --

SERIES VI POLICIES (f)
Net Assets.........................   $ 5,280   $ 8,043   $ 9,500   $3,044    $  286
Units Outstanding..................       610       656       741      273        27
Variable Accumulation Unit Value...   $  8.66   $ 12.27   $ 12.81   $10.92    $10.54
Total Return.......................    (29.4%)    (4.3%)    17.3%     3.6%      5.4%
Investment Income Ratio............      0.5%      0.3%      0.4%       --      5.6%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                             DREYFUS IP                                               FIDELITY(R) VIP
                         TECHNOLOGY GROWTH--                                          CONTRAFUND(R)--
                           SERVICE SHARES                                             SERVICE CLASS 2
      --------------------------------------------------------    -------------------------------------------------------
        2008        2007        2006        2005        2004        2008       2007        2006        2005        2004
      -------------------------------------------------------------------------------------------------------------------



       $ 4,282     $7,241      $5,802      $4,703      $3,225     $39,717    $ 63,639     $45,285     $27,416     $12,675
           538        525         476         396         277       3,621       3,275       2,697       1,792         955
       $  7.96     $13.74      $12.18      $11.87      $11.63     $ 10.97    $  19.41     $ 16.78     $ 15.27     $ 13.27
        (42.1%)     12.8%        2.6%        2.0%       (1.2%)     (43.5%)      15.7%        9.9%       15.0%       13.6%
            --         --          --          --          --        0.8%        0.8%        1.0%        0.1%        0.1%


       $   557     $  640      $  100      $   61      $   --     $ 4,866    $  7,894     $ 3,332     $ 1,179     $    30
            76         50           9           6          --         576         520         258          98           3
       $  7.35     $12.70      $11.27      $11.00      $10.00     $  8.43    $  14.93     $ 12.93     $ 11.79     $ 10.26
        (42.1%)     12.7%        2.4%       10.0%          --      (43.6%)      15.5%        9.7%       14.9%        2.6%
            --         --          --          --          --        0.8%        1.0%        1.2%          --          --


       $ 3,833     $7,548      $6,936      $6,985      $7,184     $43,827    $ 78,566     $65,402     $48,984     $29,756
           490        558         578         596         624       4,074       4,113       3,955       3,248       2,266
       $  7.82     $13.52      $12.01      $11.73      $11.52     $ 10.76    $  19.08     $ 16.53     $ 15.08     $ 13.13
        (42.2%)     12.6%        2.4%        1.8%       (1.4%)     (43.6%)      15.4%        9.7%       14.8%       13.3%
            --         --          --          --          --        0.8%        0.8%        1.0%        0.1%        0.1%


       $ 6,111     $9,539      $8,384      $7,047      $5,905     $69,299    $118,355     $87,036     $55,871     $26,881
           775        700         694         597         512       6,250       6,028       5,137       3,612       2,004
       $  7.88     $13.61      $12.07      $11.77      $11.54     $ 11.06    $  19.58     $ 16.94     $ 15.42     $ 13.41
        (42.1%)     12.8%        2.5%        2.0%       (1.2%)     (43.5%)      15.6%        9.8%       15.0%       13.5%
            --         --          --          --          --        0.8%        0.8%        1.0%        0.1%        0.1%


       $   279     $  264      $  280      $  263      $  208     $ 4,582    $  8,135     $ 6,012     $ 4,332     $ 1,800
            36         20          24          23          18         435         434         370         292         139
       $  7.70     $13.35      $11.88      $11.64      $11.45     $ 10.53    $  18.71     $ 16.25     $ 14.86     $ 12.97
        (42.3%)     12.3%        2.1%        1.6%       (1.6%)     (43.7%)      15.2%        9.4%       14.5%       13.0%
            --         --          --          --          --        0.8%        0.8%        1.0%        0.1%        0.1%


       $ 2,392     $4,328      $3,503      $3,105      $2,927     $40,548    $ 70,070     $53,528     $34,138     $15,263
           309        323         294         264         255       3,831       3,719       3,277       2,284       1,174
       $  7.75     $13.42      $11.93      $11.67      $11.48     $ 10.59    $  18.81     $ 16.32     $ 14.91     $ 13.00
        (42.3%)     12.5%        2.2%        1.7%       (1.5%)     (43.7%)      15.3%        9.5%       14.6%       13.2%
            --         --          --          --          --        0.8%        0.8%        1.0%        0.1%        0.1%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------






                                                   FIDELITY(R) VIP
                                                   EQUITY-INCOME--
                                                   SERVICE CLASS 2
                                     -------------------------------------------
                                       2008     2007     2006     2005     2004
                                     -------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................  $19,141  $33,726  $28,156  $17,710  $10,243
Units Outstanding..................    2,184    2,168    1,806    1,344      810
Variable Accumulation Unit Value...  $  8.77  $ 15.54  $ 15.57  $ 13.16  $ 12.64
Total Return.......................   (43.6%)   (0.1%)   18.3%     4.1%     9.7%
Investment Income Ratio............     2.4%     1.7%     3.0%     1.1%     0.8%

SERIES II POLICIES (b)
Net Assets.........................  $ 2,475  $ 5,347  $ 2,651  $   661  $    10
Units Outstanding..................      354      423      213       63        1
Variable Accumulation Unit Value...  $  7.00  $ 12.43  $ 12.47  $ 10.56  $ 10.16
Total Return.......................   (43.7%)   (0.3%)   18.1%     4.0%     1.6%
Investment Income Ratio............     2.0%     2.0%     3.4%       --       --

SERIES III POLICIES (c)
Net Assets.........................  $22,204  $45,913  $41,670  $32,146  $23,055
Units Outstanding..................    2,588    3,015    2,724    2,483    1,852
Variable Accumulation Unit Value...  $  8.56  $ 15.22  $ 15.27  $ 12.94  $ 12.45
Total Return.......................   (43.7%)   (0.3%)   18.0%     3.9%     9.5%
Investment Income Ratio............     2.2%     1.7%     3.0%     1.3%     0.8%

SERIES IV POLICIES (d)
Net Assets.........................  $28,642  $51,193  $44,641  $30,273  $19,399
Units Outstanding..................    3,290    3,308    2,883    2,307    1,542
Variable Accumulation Unit Value...  $  8.71  $ 15.45  $ 15.48  $ 13.09  $ 12.58
Total Return.......................   (43.6%)   (0.2%)   18.2%     4.1%     9.6%
Investment Income Ratio............     2.4%     1.7%     3.0%     1.2%     0.8%

SERIES V POLICIES (e)
Net Assets.........................  $ 1,872  $ 4,705  $ 5,222  $ 3,530  $ 2,305
Units Outstanding..................      218      308      340      270      183
Variable Accumulation Unit Value...  $  8.58  $ 15.29  $ 15.38  $ 13.06  $ 12.60
Total Return.......................   (43.9%)   (0.6%)   17.7%     3.6%     9.2%
Investment Income Ratio............     2.0%     1.6%     3.1%     1.2%     0.8%

SERIES VI POLICIES (f)
Net Assets.........................  $18,960  $36,726  $32,980  $21,893  $14,146
Units Outstanding..................    2,217    2,414    2,155    1,679    1,131
Variable Accumulation Unit Value...  $  8.55  $ 15.22  $ 15.29  $ 12.98  $ 12.51
Total Return.......................   (43.8%)   (0.5%)   17.8%     3.7%     9.3%
Investment Income Ratio............     2.2%     1.7%     3.1%     1.2%     0.8%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------






                           FIDELITY(R) VIP                                           JANUS ASPEN SERIES
                              MID CAP--                                                  BALANCED--
                           SERVICE CLASS 2                                             SERVICE SHARES
      --------------------------------------------------------    --------------------------------------------------------
        2008        2007        2006        2005        2004        2008        2007        2006        2005        2004
      --------------------------------------------------------------------------------------------------------------------


       $38,384     $72,917     $68,477     $57,754     $28,222     $19,904    $ 22,049    $ 18,394    $ 14,526    $ 10,378
         3,172       3,593       3,833       3,580       2,037       1,704       1,561       1,416       1,217         924
       $ 12.10     $ 20.32     $ 17.87     $ 16.12     $ 13.85     $ 11.69    $  14.12    $  12.98    $  11.92    $  11.23
        (40.4%)      13.7%       10.8%       16.4%       22.9%      (17.2%)       8.8%        8.9%        6.2%        6.8%
          0.2%        0.5%        0.2%          --          --        2.5%        2.3%        2.0%        2.2%        2.8%


       $ 2,286     $ 3,433     $ 1,615     $   568     $    88     $ 3,114    $  2,486    $    995    $    568    $      9
           211         188         101          39           7         295         193          84          55           1
       $ 10.84     $ 18.22     $ 16.05     $ 14.50     $ 12.48     $ 10.58    $  12.80    $  11.79    $  10.84    $  10.23
        (40.5%)      13.6%       10.7%       16.2%       22.7%      (17.4%)       8.6%        8.7%        6.0%        2.3%
          0.2%        0.4%        0.1%          --          --        2.7%        2.7%        2.1%        3.1%       28.9%


       $25,689     $49,973     $46,256     $38,491     $21,172     $25,671    $ 32,202    $ 29,255    $ 25,740    $ 21,340
         2,150       2,493       2,613       2,411       1,537       2,208       2,287       2,256       2,157       1,895
       $ 11.94     $ 20.09     $ 17.70     $ 16.00     $ 13.78     $ 11.62    $  14.07    $  12.97    $  11.93    $  11.26
        (40.6%)      13.5%       10.6%       16.1%       22.7%      (17.4%)       8.5%        8.7%        6.0%        6.6%
          0.2%        0.5%        0.2%          --          --        2.4%        2.3%        2.0%        2.2%        2.8%


       $32,704     $54,914     $43,212     $30,428     $14,301     $33,375    $ 37,642    $ 31,424    $ 27,775    $ 20,968
         2,670       2,671       2,390       1,867       1,020       2,864       2,668       2,425       2,327       1,869
       $ 12.23     $ 20.54     $ 18.07     $ 16.31     $ 14.02     $ 11.65    $  14.09    $  12.96    $  11.91    $  11.22
        (40.5%)      13.7%       10.8%       16.3%       22.9%      (17.3%)       8.7%        8.8%        6.1%        6.7%
          0.2%        0.5%        0.2%          --          --        2.5%        2.3%        2.0%        2.2%        2.8%


       $ 1,508     $ 2,554     $ 2,664     $ 2,205     $ 1,071     $ 2,927    $  3,807    $  2,958    $  2,226    $  1,132
           133         134         158         144          81         257         275         231         189         101
       $ 11.30     $ 19.07     $ 16.84     $ 15.27     $ 13.18     $ 11.41    $  13.84    $  12.79    $  11.80    $  11.16
        (40.7%)      13.2%       10.3%       15.8%       22.4%      (17.6%)       8.3%        8.4%        5.7%        6.3%
          0.2%        0.5%        0.2%          --          --        2.4%        2.4%        2.0%        2.4%        2.7%


       $20,530     $34,658     $29,234     $21,051     $ 9,297     $18,410    $ 20,698    $ 18,200    $ 14,847    $ 11,228
         1,704       1,707       1,630       1,289         664       1,606       1,488       1,418       1,254       1,004
       $ 12.06     $ 20.32     $ 17.93     $ 16.23     $ 14.00     $ 11.47    $  13.91    $  12.83    $  11.83    $  11.18
        (40.7%)      13.3%       10.4%       16.0%       22.5%      (17.5%)       8.4%        8.5%        5.8%        6.4%
          0.2%        0.5%        0.2%          --          --        2.5%        2.3%        2.0%        2.2%        2.8%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                    JANUS ASPEN SERIES
                                                    WORLDWIDE GROWTH--
                                                      SERVICE SHARES
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $ 4,973   $ 8,450   $6,855    $5,145    $3,533
Units Outstanding..................       589       545      476       416       297
Variable Accumulation Unit Value...   $  8.44   $ 15.51   $14.38    $12.37    $11.88
Total Return.......................    (45.6%)     7.8%    16.3%      4.1%      3.1%
Investment Income Ratio............      1.1%      0.6%     1.7%      1.3%      1.1%

SERIES II POLICIES (b)
Net Assets.........................   $   513   $   871   $  176    $   85    $   --
Units Outstanding..................        72        67       15        11        --
Variable Accumulation Unit Value...   $  7.08   $ 13.04   $12.11    $10.43    $10.00
Total Return.......................    (45.7%)     7.7%    16.1%      4.3%        --
Investment Income Ratio............      1.1%      0.8%     1.8%      2.3%        --

SERIES III POLICIES (c)
Net Assets.........................   $ 5,106   $10,031   $8,971    $8,306    $7,463
Units Outstanding..................       613       669      632       679       634
Variable Accumulation Unit Value...   $  8.30   $ 15.28   $14.20    $12.23    $11.78
Total Return.......................    (45.7%)     7.6%    16.1%      3.9%      2.9%
Investment Income Ratio............      1.0%      0.6%     1.6%      1.2%      1.1%

SERIES IV POLICIES (d)
Net Assets.........................   $ 6,487   $11,313   $9,858    $7,855    $6,067
Units Outstanding..................       773       734      691       640       515
Variable Accumulation Unit Value...   $  8.36   $ 15.37   $14.26    $12.27    $11.79
Total Return.......................    (45.6%)     7.8%    16.2%      4.1%      3.0%
Investment Income Ratio............      1.0%      0.6%     1.7%      1.3%      1.1%

SERIES V POLICIES (e)
Net Assets.........................   $   250   $   480   $  576    $  436    $  380
Units Outstanding..................        31        32       41        36        33
Variable Accumulation Unit Value...   $  8.10   $ 14.95   $13.92    $12.03    $11.61
Total Return.......................    (45.8%)     7.4%    15.8%      3.6%      2.6%
Investment Income Ratio............      1.0%      0.5%     1.7%      1.2%      1.4%

SERIES VI POLICIES (f)
Net Assets.........................   $ 3,831   $ 6,671   $5,130    $4,001    $2,880
Units Outstanding..................       468       448      370       334       250
Variable Accumulation Unit Value...   $  8.09   $ 14.91   $13.87    $11.97    $11.54
Total Return.......................    (45.8%)     7.5%    15.9%      3.7%      2.7%
Investment Income Ratio............      1.0%      0.6%     1.7%      1.3%      1.2%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------







                      MFS(R) INVESTORS                                       MFS(R)
                       TRUST SERIES--                                  RESEARCH SERIES--
                        SERVICE CLASS                                    SERVICE CLASS
      ------------------------------------------------  -----------------------------------------------
        2008      2007      2006      2005      2004      2008     2007      2006      2005      2004
      -------------------------------------------------------------------------------------------------


       $ 1,240   $1,576    $1,400    $1,151    $  833   $ 1,431   $2,305    $1,886    $1,486    $  930
           124      104       100        92        70       141      143       130       112        74
       $  9.97   $15.14    $13.96    $12.56    $11.91   $ 10.14   $16.13    $14.48    $13.33    $12.56
        (34.2%)    8.5%     11.1%      5.5%      9.6%    (37.1%)   11.4%      8.7%      6.1%     14.0%
          0.5%     0.6%      0.3%      0.3%      0.3%      0.3%     0.5%      0.3%      0.3%      0.8%


       $   115   $   94    $   72    $    1    $   --   $    90   $  168    $   45    $   55    $   --
            14        7         6        --        --        11       13         4         5        --
       $  8.47   $12.89    $11.90    $10.73    $10.00   $  8.15   $12.99    $11.68    $10.77    $10.00
        (34.3%)    8.3%     11.0%      7.3%        --    (37.2%)   11.2%      8.5%      7.7%        --
          0.4%     0.5%      0.1%        --        --      0.3%     0.3%      0.3%      0.1%        --


       $ 1,517   $2,159    $1,715    $1,404    $  874   $ 1,810   $2,844    $2,282    $2,038    $1,616
           153      143       123       111        73       182      178       160       155       130
       $  9.93   $15.12    $13.97    $12.60    $11.96   $  9.96   $15.88    $14.29    $13.18    $12.45
        (34.3%)    8.2%     10.9%      5.3%      9.4%    (37.3%)   11.1%      8.4%      5.9%     13.7%
          0.5%     0.6%      0.2%      0.3%      0.4%      0.3%     0.5%      0.3%      0.3%      0.8%


       $ 1,724   $2,583    $2,086    $1,769    $1,095   $ 1,774   $2,931    $2,602    $2,182    $1,604
           172      168       148       140        91       178      186       184       168       131
       $ 10.04   $15.26    $14.08    $12.68    $12.02   $  9.86   $15.70    $14.11    $12.99    $12.25
        (34.2%)    8.4%     11.1%      5.5%      9.5%    (37.2%)   11.3%      8.6%      6.0%     13.9%
          0.5%     0.6%      0.3%      0.3%      0.4%      0.3%     0.5%      0.3%      0.3%      0.7%


       $   135   $  156    $  143    $  107    $   39   $   107   $  135    $  107    $   44    $   26
            14       10        10         9         3        11        9         7         3         2
       $  9.79   $14.95    $13.85    $12.52    $11.91   $  9.94   $15.88    $14.32    $13.24    $12.54
        (34.5%)    8.0%     10.6%      5.1%      9.1%    (37.4%)   10.9%      8.2%      5.6%     13.4%
          0.4%     0.7%      0.2%      0.3%      0.3%      0.2%     0.5%      0.2%      0.3%      0.8%


       $   894   $1,458    $1,367    $1,015    $  783   $ 1,355   $2,223    $1,914    $1,715    $  856
            91       97        99        81        66       135      139       132       128        68
       $  9.81   $14.95    $13.83    $12.49    $11.88   $ 10.06   $16.06    $14.47    $13.36    $12.64
        (34.4%)    8.1%     10.7%      5.2%      9.2%    (37.4%)   11.0%      8.3%      5.7%     13.6%
          0.5%     0.6%      0.3%      0.3%      0.3%      0.3%     0.5%      0.3%      0.3%      0.7%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------







                                                          MFS(R)
                                                    UTILITIES SERIES--
                                                       SERVICE CLASS
                                     ------------------------------------------------
                                       2008      2007      2006      2005      2004
                                     ------------------------------------------------

SERIES I POLICIES (a)
Net Assets.........................   $94,366  $170,943  $113,299   $69,366   $15,141
Units Outstanding..................     5,947     6,591     5,493     4,346     1,092
Variable Accumulation Unit Value...   $ 15.88  $  25.89  $  20.58   $ 15.94   $ 13.86
Total Return.......................    (38.7%)    25.8%     29.1%     15.0%     28.0%
Investment Income Ratio............      1.3%      0.8%      1.8%      0.4%        --

SERIES II POLICIES (b)
Net Assets.........................   $ 8,589  $ 15,026  $  4,987   $ 1,822   $   154
Units Outstanding..................       606       645       271       127        12
Variable Accumulation Unit Value...   $ 14.17  $  23.13  $  18.42   $ 14.29   $ 12.45
Total Return.......................    (38.8%)    25.6%     28.9%     14.8%     24.5%
Investment Income Ratio............      1.3%      0.6%      1.6%      0.3%        --

SERIES III POLICIES (c)
Net Assets.........................   $66,723  $124,909  $ 77,235   $44,612   $11,129
Units Outstanding..................     4,026     4,601     3,582     2,684       763
Variable Accumulation Unit Value...   $ 16.57  $  27.07  $  21.56   $ 16.73   $ 14.58
Total Return.......................    (38.8%)    25.5%     28.9%     14.7%     27.8%
Investment Income Ratio............      1.3%      0.7%      1.8%      0.4%      0.1%

SERIES IV POLICIES (d)
Net Assets.........................   $64,814  $110,284  $ 63,579   $34,325   $ 6,513
Units Outstanding..................     3,866     4,026     2,919     2,044       444
Variable Accumulation Unit Value...   $ 16.76  $  27.34  $  21.75   $ 16.85   $ 14.67
Total Return.......................    (38.7%)    25.7%     29.1%     14.9%     28.0%
Investment Income Ratio............      1.3%      0.7%      1.8%      0.4%      0.1%

SERIES V POLICIES (e)
Net Assets.........................   $ 4,837  $  8,806  $  4,821   $ 2,110   $   417
Units Outstanding..................       293       326       223       126        28
Variable Accumulation Unit Value...   $ 16.49  $  27.01  $  21.57   $ 16.78   $ 14.66
Total Return.......................    (39.0%)    25.2%     28.6%     14.4%     27.5%
Investment Income Ratio............      1.3%      0.7%      1.5%      0.4%      0.2%

SERIES VI POLICIES (f)
Net Assets.........................   $60,416  $103,710  $ 58,633   $34,143   $ 6,561
Units Outstanding..................     3,679     3,855     2,730     2,042       451
Variable Accumulation Unit Value...   $ 16.42  $  26.86  $  21.43   $ 16.65   $ 14.54
Total Return.......................    (38.9%)    25.3%     28.7%     14.6%     27.6%
Investment Income Ratio............      1.3%      0.7%      1.7%      0.4%        --



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III



--------------------------------------------------------------------------------








                        NEUBERGER BERMAN AMT                                            T. ROWE PRICE
                     MID-CAP GROWTH PORTFOLIO--                                         EQUITY INCOME
                               CLASS S                                                  PORTFOLIO--II
      --------------------------------------------------------    --------------------------------------------------------
        2008        2007        2006        2005        2004        2008        2007        2006        2005        2004
      --------------------------------------------------------------------------------------------------------------------



       $ 5,562     $9,826      $5,496      $3,298      $1,365      $21,806     $34,245     $28,873     $18,925     $ 9,680
           525        514         349         236         109        2,256       2,224       1,906       1,460         765
       $ 10.58     $18.99      $15.76      $13.96      $12.48      $  9.67     $ 15.39     $ 15.15     $ 12.94     $ 12.66
        (44.3%)     20.5%       12.9%       11.9%       14.4%       (37.2%)       1.6%       17.0%        2.2%       13.0%
            --         --          --          --          --         2.2%        1.5%        1.4%        1.5%        1.6%


       $   345     $  777      $   83      $   29      $    2      $ 2,843     $ 4,607     $ 2,250     $   903     $    16
            38         47           6           3          --          362         368         183          84           2
       $  8.99     $16.17      $13.44      $11.92      $10.67      $  7.84     $ 12.50     $ 12.32     $ 10.55     $ 10.33
        (44.4%)     20.3%       12.7%       11.7%        6.7%       (37.2%)       1.4%       16.8%        2.1%        3.3%
            --         --          --          --          --         2.2%        1.6%        1.5%        1.9%        4.8%


       $ 4,013     $8,100      $4,128      $2,766      $1,635      $26,044     $47,651     $49,082     $38,632     $26,791
           381        427         262         199         130        2,730       3,138       3,267       3,006       2,128
       $ 10.54     $18.96      $15.77      $14.00      $12.54      $  9.54     $ 15.21     $ 15.00     $ 12.85     $ 12.59
        (44.4%)     20.3%       12.6%       11.6%       14.2%       (37.3%)       1.4%       16.8%        2.1%       12.8%
            --         --          --          --          --         2.1%        1.5%        1.4%        1.4%        1.6%


       $ 5,319     $8,821      $5,184      $3,083      $1,505      $42,899     $75,255     $65,052     $45,332     $24,618
           486        447         317         213         116        4,437       4,884       4,290       3,492       1,941
       $ 10.95     $19.67      $16.33      $14.47      $12.95      $  9.67     $ 15.39     $ 15.16     $ 12.96     $ 12.68
        (44.3%)     20.4%       12.8%       11.8%       14.4%       (37.2%)       1.5%       16.9%        2.2%       13.0%
            --         --          --          --          --         2.1%        1.5%        1.4%        1.5%        1.6%


       $   488     $  548      $  335      $  356      $  307      $ 3,720     $ 7,212     $ 6,702     $ 4,636     $ 2,966
            46         29          21          25          24          396         479         451         364         237
       $ 10.55     $19.02      $15.86      $14.11      $12.67      $  9.40     $ 15.02     $ 14.85     $ 12.75     $ 12.53
        (44.6%)     20.0%       12.4%       11.4%       13.9%       (37.4%)       1.1%       16.5%        1.8%       12.5%
            --         --          --          --          --         2.1%        1.5%        1.4%        1.5%        1.6%


       $ 3,685     $7,017      $3,184      $1,887      $  970      $27,582     $49,094     $42,586     $29,037     $15,499
           348        367         200         133          76        2,914       3,245       2,850       2,261       1,233
       $ 10.60     $19.11      $15.91      $14.15      $12.69      $  9.47     $ 15.12     $ 14.93     $ 12.81     $ 12.57
        (44.5%)     20.1%       12.5%       11.5%       14.0%       (37.4%)       1.2%       16.6%        1.9%       12.6%
            --         --          --          --          --         2.1%        1.5%        1.4%        1.5%        1.7%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------





                                       VAN KAMPEN UIF                                VICTORY VIF
                                 EMERGING MARKETS EQUITY--                       DIVERSIFIED STOCK--
                                          CLASS II                                 CLASS A SHARES
                        -------------------------------------------  ------------------------------------------
                          2008     2007     2006     2005     2004     2008     2007     2006     2005    2004
                        ---------------------------------------------------------------------------------------


SERIES I POLICIES
  (a)
Net Assets..........    $14,097  $28,552  $15,653  $ 6,717   $2,225  $ 5,067   $7,960   $7,789   $5,802  $2,061
Units Outstanding...        803      691      526      304      134      567      545      578      483     184
Variable
  Accumulation Unit
  Value.............    $ 17.53  $ 41.09  $ 29.67  $ 21.93   $16.63  $  8.94   $14.59   $13.45   $12.00  $11.19
Total Return........     (57.3%)   38.5%    35.3%    31.9%    21.3%   (38.7%)    8.4%    12.1%     7.2%   11.9%
Investment Income
  Ratio.............         --     0.4%     0.8%     0.4%     0.7%     0.8%     0.6%     0.3%     0.1%    1.6%

SERIES II POLICIES
  (b)
Net Assets..........    $ 1,783  $ 3,758  $   882  $   183   $    1  $   608   $  743   $  407   $  136  $   --
Units Outstanding...        161      141       46       13       --       77       57       34       13      --
Variable
  Accumulation Unit
  Value.............    $ 11.18  $ 26.25  $ 18.98  $ 14.06   $10.67  $  7.91   $12.93   $11.94   $10.67  $10.00
Total Return........     (57.4%)   38.3%    35.0%    31.7%     6.7%   (38.8%)    8.3%    11.9%     6.7%      --
Investment Income
  Ratio.............         --     0.4%     0.7%     0.4%       --     0.8%     0.6%     0.3%       --      --

SERIES III POLICIES
  (c)
Net Assets..........    $15,977  $37,274  $23,362  $11,562   $4,867  $ 2,858   $4,571   $3,751   $2,706  $1,176
Units Outstanding...        958      950      820      555      305      324      319      283      228     106
Variable
  Accumulation Unit
  Value.............    $ 16.71  $ 39.25  $ 28.40  $ 21.04   $15.98  $  8.77   $14.35   $13.26   $11.85  $11.08
Total Return........     (57.4%)   38.2%    35.0%    31.7%    21.0%   (38.9%)    8.2%    11.9%     7.0%   10.8%
Investment Income
  Ratio.............         --     0.4%     0.8%     0.4%     0.7%     0.8%     0.7%     0.3%     0.1%    1.5%

SERIES IV POLICIES
  (d)
Net Assets..........    $19,790  $46,863  $27,320  $12,712   $4,745  $ 5,571   $7,803   $6,514   $4,210  $1,599
Units Outstanding...      1,137    1,145      924      582      287      642      550      498      361     147
Variable
  Accumulation Unit
  Value.............    $ 17.41  $ 40.83  $ 29.49  $ 21.82   $16.55  $  8.68   $14.18   $13.08   $11.68  $10.90
Total Return........     (57.4%)   38.4%    35.2%    31.8%    21.2%   (38.8%)    8.4%    12.0%     7.2%    9.0%
Investment Income
  Ratio.............         --     0.4%     0.7%     0.4%     0.7%     0.8%     0.6%     0.3%     0.1%    1.8%

SERIES V POLICIES
  (e)
Net Assets..........    $   785  $ 1,635  $   949  $   462   $   73  $   537   $  617   $  605   $  260  $   13
Units Outstanding...         60       53       42       28        6       63       44       47       22       1
Variable
  Accumulation Unit
  Value.............    $ 13.20  $ 31.08  $ 22.54  $ 16.74   $12.76  $  8.51   $13.95   $12.92   $11.58  $10.85
Total Return........     (57.5%)   37.9%    34.6%    31.3%    20.7%   (39.0%)    7.9%    11.6%     6.8%    8.5%
Investment Income
  Ratio.............         --     0.4%     0.7%     0.3%     0.9%     0.8%     0.7%     0.3%     0.1%    2.0%

SERIES VI POLICIES
  (f)
Net Assets..........    $14,671  $34,141  $22,375  $ 8,696   $2,312  $ 2,559   $3,864   $3,798   $3,197  $1,007
Units Outstanding...        879      870      786      412      144      294      270      288      270      91
Variable
  Accumulation Unit
  Value.............    $ 16.65  $ 39.16  $ 28.37  $ 21.05   $16.01  $  8.71   $14.27   $13.21   $11.82  $11.06
Total Return........     (57.5%)   38.0%    34.8%    31.5%    20.9%   (38.9%)    8.0%    11.7%     6.9%   10.6%
Investment Income
  Ratio.............         --     0.4%     0.8%     0.4%     0.9%     0.8%     0.7%     0.3%     0.1%    2.2%



Not all investment divisions are available under all policies.

Annualized percentages are shown for the Investment Income Ratio for all investment divisions in all periods.

Charges and fees levied by NYLIAC are disclosed in Note 3.

During the year that an individual division commenced operations, Total Return is calculated from the date of commencement through the end of the year.

(a) Expenses as a percent of average variable accumulation value are 1.40%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(b) Expenses as a percent of average variable accumulation value are 1.55%, excluding expenses of the underlying funds, policy service charges and charges for transferring funds between investment divisions.
(c) Expenses as a percent of average variable accumulation value are 1.60%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(d) Expenses as a percent of average variable accumulation value are 1.45%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(e) Expenses as a percent of average variable accumulation value are 1.85%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.
(f) Expenses as a percent of average variable accumulation value are 1.75%, excluding expenses of the underlying funds, surrender charges, policy service charges and charges for transferring funds between investment divisions.

                                    NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the Variable Annuity Separate Account-Ill Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the subaccounts listed in Note 1 of the New York Life Insurance and Annuity Corporation Variable Annuity Separate Account-III as of December 31, 2008, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of New York Life Insurance and Annuity Corporation management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2008 by correspondence with the funds, provide a reasonable basis for our opinion.

pricesig

New York, New York
February 19, 2009

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                        CONSOLIDATED FINANCIAL STATEMENTS
                                  (GAAP BASIS)
                           DECEMBER 31, 2008 AND 2007

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                           CONSOLIDATED BALANCE SHEET


                                                                   DECEMBER 31,
                                                                -----------------
                                                                  2008      2007
                                                                -------   -------
                                                                  (IN MILLIONS)
                                      ASSETS
Fixed maturities, at fair value
  Available-for-sale (includes securities pledged as
     collateral that can be sold or repledged of $1,152 in
     2008 and $1,625 in 2007).................................  $41,308   $39,799
  Trading securities..........................................       52        71
Equity securities, at fair value
  Available-for-sale..........................................    1,133        15
Mortgage loans................................................    5,653     5,208
Policy loans..................................................      750       703
Securities purchased under agreements to resell...............      185       682
Other investments.............................................    1,515       648
                                                                -------   -------
     Total investments........................................   50,596    47,126
Cash and cash equivalents.....................................      907       893
Deferred policy acquisition costs.............................    4,667     3,431
Interest in annuity contracts.................................    4,716     4,468
Amounts recoverable from reinsurer............................    6,604     6,601
Other assets..................................................    1,847       869
Separate account assets.......................................   12,881    19,093
                                                                -------   -------
     Total assets.............................................  $82,218   $82,481
                                                                =======   =======

                       LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
Policyholders' account balances...............................  $48,766   $42,795
Future policy benefits........................................    3,733     2,766
Policy claims.................................................      193       183
Obligations under structured settlement agreements............    4,716     4,468
Amounts payable to reinsurer..................................    5,686     5,379
Other liabilities.............................................    2,253     2,824
Separate account liabilities..................................   12,881    19,093
                                                                -------   -------
     Total liabilities........................................   78,228    77,508
                                                                -------   -------
STOCKHOLDER'S EQUITY
Capital stock -- par value $10,000 (20,000 shares authorized,
  2,500 issued and outstanding)...............................       25        25
Additional paid in capital....................................    2,628     1,410
Accumulated other comprehensive income........................   (2,137)       95
Retained earnings.............................................    3,474     3,443
                                                                -------   -------
     Total stockholder's equity...............................    3,990     4,973
                                                                -------   -------
     Total liabilities and stockholder's equity...............  $82,218   $82,481
                                                                =======   =======




The accompanying notes are an integral part of the consolidated financial statements

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                        CONSOLIDATED STATEMENT OF INCOME

                                                             YEAR ENDED DECEMBER 31,
                                                            ------------------------
                                                             2008     2007     2006
                                                            ------   ------   ------
                                                                  (IN MILLIONS)
REVENUES
  Premiums................................................  $1,374   $  855   $  565
  Fees-universal life and annuity policies................     619      601      487
  Net investment income...................................   2,755    2,578    2,400
  Net investment losses...................................    (406)     (66)     (41)
  Net revenue from reinsurance............................     206      206      214
  Other income............................................      35       36       28
                                                            ------   ------   ------
     Total revenues.......................................   4,583    4,210    3,653
                                                            ------   ------   ------
EXPENSES
  Interest credited to policyholders' account balances....   2,141    1,781    1,646
  Increase in liabilities for future policy benefits......   1,225      777      529
  Policyholder benefits...................................     349      204      114
  Operating expenses......................................     900      963      899
                                                            ------   ------   ------
     Total expenses.......................................   4,615    3,725    3,188
                                                            ------   ------   ------
  (Loss) Income before income taxes.......................     (32)     485      465
  Income tax (benefit) expense............................     (63)     159      138
                                                            ------   ------   ------
NET INCOME................................................  $   31   $  326   $  327
                                                            ======   ======   ======




The accompanying notes are an integral part of the consolidated financial statements

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                 CONSOLIDATED STATEMENT OF STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2008, 2007 AND 2006
                                  (IN MILLIONS)

                                                                          ACCUMULATED
                                                 ADDITIONAL                  OTHER           TOTAL
                                       CAPITAL     PAID IN    RETAINED   COMPREHENSIVE   STOCKHOLDER'S
                                        STOCK      CAPITAL    EARNINGS   INCOME (LOSS)       EQUITY
                                       -------   ----------   --------   -------------   -------------
BALANCE AT JANUARY 1, 2006...........    $25       $1,410      $2,828       $   231         $ 4,494
                                                                                            -------
Comprehensive income:
  Net income.........................                             327                           327
                                                                                            -------
     Unrealized investment losses,
       net of related offsets,
       reclassification adjustments
       and income taxes..............                                          (154)           (154)
                                                                                            -------
  Other comprehensive income.........                                                          (154)
                                                                                            -------
Total comprehensive income...........                                                           173
                                                                                            -------
  Distribution to stockholder........                             (12)                          (12)
                                         ---       ------      ------       -------         -------
BALANCE AT DECEMBER 31, 2006.........     25        1,410       3,143            77           4,655
                                                                                            -------
  Cumulative effect of changes in
     accounting principles, net of
     income tax (see Note 3).........                             (26)                          (26)
                                         ---       ------      ------       -------         -------
BALANCE AT JANUARY 1, 2007, AS
  ADJUSTED...........................     25        1,410       3,117            77           4,629
                                                                                            -------
Comprehensive income:
  Net income.........................                             326                           326
                                                                                            -------
     Unrealized investment gains, net
       of related offsets,
       reclassification adjustments
       and income taxes..............                                            18              18
                                                                                            -------
  Other comprehensive income.........                                                            18
                                                                                            -------
Total comprehensive income...........                                                           344
                                         ---       ------      ------       -------         -------
BALANCE AT DECEMBER 31, 2007.........     25        1,410       3,443            95           4,973
Comprehensive income:
  Net income.........................                              31                            31
                                                                                            -------
     Unrealized investment losses,
       net of related offsets,
       reclassification adjustments
       and income taxes..............                                        (2,232)         (2,232)
                                                                                            -------
  Other comprehensive income.........                                                        (2,232)
                                                                                            -------
Total comprehensive income...........                                                        (2,201)
                                                                                            -------
  Capital Contribution...............               1,218                                     1,218
                                         ---       ------      ------       -------         -------
BALANCE AT DECEMBER 31, 2008.........    $25       $2,628      $3,474       $(2,137)        $ 3,990
                                         ===       ======      ======       =======         =======




The accompanying notes are an integral part of the consolidated financial statements

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                      CONSOLIDATED STATEMENT OF CASH FLOWS


                                                              YEAR ENDED DECEMBER 31,
                                                          ------------------------------
                                                            2008       2007       2006
                                                          --------   --------   --------
                                                                   (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net income............................................  $     31   $    326   $    327
  Adjustments to reconcile net income to net cash
     provided by operating activities:
     Depreciation and amortization......................        10         34         55
     Net capitalization of deferred policy acquisition
       costs............................................      (324)      (128)      (248)
     Annuity and universal life fees....................      (489)      (455)      (412)
     Interest credited to policyholders' account
       balances.........................................     2,141      1,781      1,646
     Net investment losses..............................       406         66         41
     Equity in earnings of limited partnerships.........        65          1          1
     Deferred income taxes..............................       104          1         52
     Net revenue from intercompany reinsurance..........       (74)       (45)       (57)
     Net change in unearned revenue liability...........        36         30         49
     Changes in:
       Other assets and other liabilities...............        23        (67)         8
       Reinsurance recoverables and payables............        38         10         25
       Trading securities...............................         7          9         (1)
       Policy claims....................................        10         27         30
       Future policy benefits...........................     1,233        781        543
                                                          --------   --------   --------
          NET CASH PROVIDED BY OPERATING ACTIVITIES.....     3,217      2,371      2,059
                                                          --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES:
     Sale of available-for-sale fixed maturities........    16,084     12,765     11,100
     Maturity of available-for-sale fixed maturities....     1,217        997      1,337
     Sale of equity securities..........................        51         67         44
     Repayment of mortgage loans........................       491        449        618
     Sale of other investments..........................       129        181         95
  Cost of:
     Available-for-sale fixed maturities acquired.......   (23,354)   (15,147)   (15,182)
     Equity securities acquired.........................      (241)        (5)       (50)
     Cash collateral paid on derivatives................       (12)        (2)        --
     Mortgage loans acquired............................      (936)    (1,468)    (1,198)
     Other investments acquired.........................      (994)      (278)      (262)
     Securities purchased under agreements to resell....       497       (305)       (90)
  Policy loans (net)....................................       (47)       (51)       (52)
                                                          --------   --------   --------
          NET CASH USED IN INVESTING ACTIVITIES.........    (7,115)    (2,797)    (3,640)
                                                          --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
     Deposits...........................................     9,509      5,467      6,183
     Withdrawals........................................    (4,973)    (4,809)    (4,174)
     Net transfers to the separate accounts.............      (307)      (544)      (371)
  (Decrease) increase in loaned securities..............      (460)       642        247
  Securities sold under agreements to repurchase (net)..        34          2       (154)
  Net (paydowns) proceeds from debt.....................        --         (1)         8
  Change in book and bank overdrafts....................        29        (19)        18
  Distribution to stockholder...........................        --         --        (12)
  Net distribution to limited partner...................        --         (7)        --
  Cash collateral received on derivatives...............        69          5         (3)
  Cash contribution from parent.........................        11         --         --
                                                          --------   --------   --------
          NET CASH PROVIDED BY FINANCING ACTIVITIES.....     3,912        736      1,742
                                                          --------   --------   --------
Net increase in cash and cash equivalents...............        14        310        161
                                                          --------   --------   --------
Cash and cash equivalents, beginning of year............       893        583        422
                                                          --------   --------   --------
CASH AND CASH EQUIVALENTS, END OF YEAR..................  $    907   $    893   $    583
                                                          ========   ========   ========




The accompanying notes are an integral part of the consolidated financial statements

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                  (GAAP BASIS)
                        DECEMBER 31, 2008, 2007 AND 2006

NOTE 1 -- NATURE OF OPERATIONS

     New York Life Insurance and Annuity Corporation (the "Company") is a direct, wholly owned subsidiary of New York Life Insurance Company ("New York Life"), domiciled in the State of Delaware. The Company offers a wide variety of interest sensitive and variable life insurance and annuity products to a large cross section of the insurance market. The Company markets its products in all 50 of the United States, and the District of Columbia, primarily through its agency force with certain products also marketed through independent brokers and brokerage general agents. Prior to July 1, 2002, the Company also had marketed individual life insurance through its branch office and agency force in Taiwan. On July 1, 2002, the branch office was transferred to an affiliated company, as described in Note 10 -- Reinsurance.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP") and reflect the consolidation with majority owned and controlled limited liability companies.

     Certain amounts in prior years have been reclassified to conform to the current year presentation. These reclassifications had no effect on net income or stockholder's equity as previously reported.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

  USE OF ESTIMATES

     The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

  INVESTMENTS

     Fixed maturity investments, which the Company has both the ability and the intent to hold to maturity, are stated at amortized cost and classified as held-to-maturity. Investments classified as available-for-sale or trading are reported at fair value. For a discussion on valuation methods for fixed maturities reported at fair value refer to Note 14 -- Fair Value Measurements. The amortized cost of debt securities is adjusted for amortization of premium and accretion of discounts. Interest income, as well as the related amortization of premium and accretion of discount, is included in net investment income in the accompanying Consolidation Statement of Income. Unrealized gains and losses on available-for-sale securities are reported in accumulated other comprehensive income, net of deferred taxes and related adjustments, in the accompanying Consolidated Balance Sheet. Unrealized gains and losses from investments classified as trading fixed maturities are reflected in net investment losses in the accompanying Consolidated Statement of Income.

     Included within fixed maturity investments are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of cash flows of the underlying loans. Changes in future anticipated prepayment speeds and estimated cash flows on these securities from the original purchase assumptions are accounted for using the retrospective yield adjustment method. Prepayment assumptions for these securities are obtained from a bank or internal estimates.

     Equity securities are carried at fair value. For a discussion on valuation methods for equity securities refer to Note 14 -- Fair Value Measurements. Unrealized gains and losses on equity securities classified as available-for-

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


sale are reflected in net unrealized investment losses in accumulated other comprehensive income, net of deferred taxes and related adjustments, in the accompanying Consolidated Balance Sheet. Unrealized gains and losses from investments in equity securities classified as trading are reflected in net investment losses in the accompanying Consolidated Statement of Income.

     The cost basis of fixed maturities and equity securities is adjusted for impairments in value deemed to be other than temporary, with the associated realized loss reported in net investment losses in the accompanying Consolidated Statement of Income. Factors considered in evaluating whether a decline in value is other than temporary include: i) whether the decline is substantial; ii) the duration that the fair value has been less than cost; iii) the financial condition and near-term prospects of the issuer; and iv) the Company's ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value. The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an other-than-temporary impairment, the impaired security is accounted for as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income in future periods based upon the amount and timing of expected future cash flows of the security, when the recoverable value of the investment, based upon reasonably estimable cash flow and the fair value of the security are greater than the carrying value of the investment after the impairment.

     Mortgage loans on real estate are carried at unpaid principal balances, net of discounts/premiums and valuation allowances, and are secured. Specific valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value, when it is probable that, based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Specific valuation allowances are based on the estimated fair value of the collateral. Fair value is determined by discounting the projected cash flows for each property to determine the current net present value. The Company also has a general valuation allowance for probable incurred but not specifically identified losses. The general allowance is based on the Company's historical loss experience for the mortgage loan portfolio.

     Policy loans are stated at the aggregate balance due. A valuation allowance is established for policy loan balances, including capitalized interest that exceeds the related policy's cash surrender value.

     Cash equivalents include investments that have remaining maturities of three months or less at date of purchase and are carried at fair value.

     Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are carried at fair value. Short-term investments are included in fixed maturities in the accompanying Consolidated Balance Sheet.

     Other investments consist primarily of direct investments in limited partnerships and limited liability companies, derivatives, real estate and collateralized third party commercial loans. Investments in limited partnerships and limited liability companies are accounted for using the equity method of accounting. Investments in real estate, which the Company has the intent to hold for the production of income, are carried at depreciated cost, net of write-downs for impairments. Properties held-for-sale are carried at the lower of depreciated cost or fair value, less estimated selling costs.

     In many cases, investment in limited partnerships and limited liability companies qualify as investment companies and apply specialized accounting practices, which result in unrealized gains and losses being recorded in the accompanying Consolidated Statement of Income. The Company retains this special accounting practice. For such consolidated limited partnerships, the underlying investments, which may consist of various classes of assets, are aggregated and stated at fair value in other investments in the accompanying Consolidated Balance Sheet. For such limited partnerships accounted for under the equity method, the unrealized gains and losses from the

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


underlying investments are reported in net investment income in the accompanying Consolidated Statement of Income.

     Net investment (losses) gains on sales are generally computed using the specific identification method.

  VARIABLE INTEREST ENTITIES ("VIES")

     In the normal course of its activities, the Company enters into relationships with various special purpose entities and other entities that are deemed to be VIEs, in accordance with Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(R), "Consolidation of Variable Interest Entities." A VIE is an entity that either (i) has equity investors that lack certain essential characteristics of a controlling financial interest (including the ability to control the entity, the obligation to absorb the entity's expected losses and the right to receive the entity's expected residual returns) or (ii) lacks sufficient equity to finance its own activities without financial support provided by other entities, which in turn would be expected to absorb at least some of the expected losses of the VIE. If the Company determines that it stands to absorb a majority of the VIE's expected losses or to receive a majority of the VIE's expected residual returns, or both, the Company would be deemed to be the VIE's "primary beneficiary" and would be required to consolidate the VIE. The Company's investments in VIEs are discussed in Note
4 -- Investments.

  LOANED SECURITIES AND REPURCHASE AGREEMENTS

     Securities loaned are treated as financing arrangements, and are recorded at the amount of cash advanced or received. With respect to securities loaned, the Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the fair value of securities loaned with additional collateral obtained as necessary.

     The Company enters into agreements to purchase and resell securities, and agreements to sell and repurchase securities for the purpose of enhancing income on the securities portfolio. Securities purchased under agreements to resell are treated as investing activities and are carried at fair value including accrued interest. It is the Company's policy to generally take possession or control of the securities purchased under these agreements to resell. However, for tri-party repurchase agreements, the Company's designated custodian takes possession of the underlying collateral securities. Securities purchased under agreement to resell are reflected separately in the accompanying Consolidated Balance Sheet.

     Under agreements to sell and repurchase securities, the Company obtains the use of funds from a broker for generally one month. Assets to be repurchased are the same, or substantially the same, as the assets transferred. Securities sold under agreements to repurchase are treated as financing arrangements. Collateral received is invested in short-term investments with an offsetting collateral liability. The liability is included in other liabilities in the accompanying Consolidated Balance Sheet.

     The fair value of the securities to be repurchased or resold is monitored and additional collateral is obtained, where appropriate, to protect against credit exposure.

  DEFERRED POLICY ACQUISITION COSTS ("DAC")

     The costs of acquiring new and maintaining renewal business and certain costs of issuing policies that vary with and are primarily related to the production of new and renewal business have been deferred and recorded as an asset in the accompanying Consolidated Balance Sheet. These costs consist primarily of commissions, certain expenses of underwriting and issuing contracts and certain agency expenses.

     For universal life and deferred annuity contracts, such costs are amortized in proportion to estimated gross profits over the effective life of those contracts. Changes in assumptions for all policies and contracts are reflected

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


as retroactive adjustments in the current year's amortization. For these contracts the carrying amount of DAC is adjusted at each balance sheet date as if the unrealized investment gains or losses had been realized and included in the gross margins or gross profits used to determine current period amortization. The increase or decrease in the DAC asset, due to unrealized investment gains or losses, is recorded in other comprehensive income. Beginning in 2009 for new business, the Company will increase the amortization period for universal life policies and deferred annuity contracts to 99 years.

     DAC for annuity policies with life contingencies is amortized in proportion to premium income over the effective premium-paying period of the contract. Assumptions as to anticipated premiums are made at the date of policy issuance and are consistently applied during the life of the contract. Deviations from estimated experience are included in operating expenses in the accompanying Consolidated Statement of Income when they occur.

     The Company assesses internal replacements to determine whether such modifications significantly change the contract terms. When the modification substantially changes the contract, DAC is written off immediately through income and only new deferrable expenses associated with the replacements are deferred. DAC written off at the date of lapse cannot be restored when a policy subsequently reinstates. If the contract modifications do not substantially change the contract, DAC amortization on the original policy will continue and any acquisition costs associated with the related modification are expensed.

  SALES INDUCEMENTS

     For some deferred annuity products, the Company offers policyholders a bonus equal to a specified percentage of the policyholder's initial deposit and additional credits to the policyholder's account value related to minimum accumulation benefits, which are considered sales inducements in certain instances. The Company defers these aforementioned sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. Deferred sales inducements are reported in other assets in the accompanying Consolidated Balance Sheet.

  DERIVATIVE FINANCIAL INSTRUMENTS

     Derivative financial instruments are accounted for at fair value. The treatment of changes in the fair value of derivatives depends on the characteristics of the transaction, including whether it has been designated and qualifies as part of a hedging relationship. Derivatives that do not qualify for hedge accounting are carried at fair value with changes in value included in net investment losses in the accompanying Consolidated Statement of Income.

     To qualify as a hedge, the hedge relationship is designated and formally documented at inception by detailing the particular risk management objective and strategy for the hedge. This includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed and measured. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The hedging relationship is considered highly effective if the changes in fair value or discounted cash flows of the hedging instrument are within 80-125% of the inverse changes in the fair value or discounted cash flows of the hedged item. The Company formally assesses effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy.

     The Company discontinues hedge accounting prospectively if: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated, or exercised; (iii) the derivative is de-designated as a hedge instrument; (iv) it is probable that the forecasted transaction will not occur, or (v) management determines that designation of the derivative as a hedge instrument is no longer appropriate. The Company continually assesses the credit standing of the derivative counterparty and, if the counterparty is deemed to be no longer creditworthy, the hedge will no longer be effective. As a result, the Company will prospectively discontinue hedge accounting. During 2008 and 2007, the Company

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


evaluated the creditworthiness of counterparties, and, except as discussed in
Note 11 -- Derivative Financial Instruments and Risk Management; no issues were noted that led to a discontinuation of hedge accounting.

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of Statement of Financial Accounting Standards ("SFAS") No. 149 "Amendment of Statement 133 on Derivative Instruments and Hedging Activities": (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) equity swaps to hedge the market price risk for common stock investments.

     For fair value hedges, the Company generally uses a qualitative assessment to assess hedge effectiveness, which matches the critical terms of the derivative with the underlying hedged item. For fair value hedges of equity investments, the Company uses regression analysis, which measures the correlation to the equity exposure being hedged. For fair value hedges, in which derivatives hedge the fair value of assets, changes in the fair value of derivatives are reflected in net investment losses in the accompanying Consolidated Statement of Income, together with changes in the fair value of the related hedged item. The Company's fair value hedges are primarily hedges of available-for-sale fixed maturity securities and equity securities.

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS No. 149: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities into fixed rate liabilities; (iii) interest rate swaps to hedge the interest rate risk associated with forecasted transactions.

     For cash flow hedges, in which derivatives hedge the variability of cash flows related to variable rate available-for-sale securities, and available-for-sale securities that are exposed to foreign exchange risk, the accounting treatment depends on the effectiveness of the hedge. To the extent the derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will not be included in current earnings but are reported as changes in accumulated other comprehensive income. These changes in fair value will be included in net investment gains and losses of future periods when earnings are also affected by the variability of the hedged cash flows. For hedges of assets or liabilities that are subject to transaction gains and losses under SFAS No. 52 "Foreign Currency Translation", the change in fair value relative to the change in spot rates during the reporting period is reclassified and reported with the transaction gain or loss of the asset/liability being hedged. To the extent these derivatives are not effective, changes in their fair values are immediately included in earnings in net investment losses in the accompanying Consolidated Statement of Income. The assessment of hedge effectiveness for cash flow hedges of interest rate risk excludes amounts relating to risks other than exposure to the benchmark interest rate.

     For cash flow hedges of interest rate risk, the Company uses either the short-cut method, if appropriate, or regression analysis to assess hedge effectiveness to changes in the benchmark interest rate. The change in variable cash flows method is used to measure hedge ineffectiveness when appropriate.

     For cash flow hedges, hedge accounting is discontinued when it is probable that a forecasted transaction will not occur. In these cases, the derivative will continue to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in other comprehensive income will be recognized immediately in net investment gains and losses. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in other comprehensive income and will be recognized when the transaction affects net income; however, prospective hedge accounting for the transaction is terminated. In all other cash flow hedge situations in which hedge accounting is discontinued, the gains and losses that were accumulated in other comprehensive income will be recognized immediately in net investment gains and losses and the derivative will be carried at its fair value on the balance sheet, with changes in its fair value recognized in current period net investment losses in the accompanying Consolidated Statement of Income.

     The Company may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, the Company assesses whether the economic characteristics of the embedded

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


derivative are clearly and closely related to those of the host contract and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the balance sheet at fair value and changes in their fair value are recorded currently in earnings. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value.

  POLICYHOLDERS' ACCOUNT BALANCES

     The Company's liability for policyholders' account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is generally equal to the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balance. This liability also includes amounts that have been assessed to compensate the insurer for services to be performed over future periods, and the fair value of embedded derivatives in the above contracts.

  FUTURE POLICY BENEFITS

     The Company's liability for future policy benefits is primarily comprised of the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment depends on policyholder mortality, less the present value of future net premiums. For non-participating traditional life insurance and annuity products, expected mortality and lapse or surrender are generally based on the Company's historical experience or standard industry tables including a provision for the risk of adverse deviation. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality and interest rate assumptions are "locked-in" upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves, if required, are determined based on assumptions at the time the premium deficiency reserve is established and do not include a provision for the risk of adverse deviation. The Company's liability for future policy benefits also includes liabilities for guarantee benefits related to certain nontraditional long-duration life and annuity contracts, which are discussed more fully in Note
6 -- Policyholders' Liabilities.

  OTHER ASSETS AND OTHER LIABILITIES

     Other assets primarily consist of investment income due and accrued, amounts receivable for undelivered securities, sales inducements, receivable from affiliates, and net deferred tax assets. Other liabilities consist primarily of collateral received on securities loaned, amounts payable for undelivered securities, and payables to affiliates.

  RECOGNITION OF INSURANCE INCOME AND RELATED EXPENSES

     Premiums from annuity policies with life contingencies and from whole and term life policies are recognized as income when due. The associated benefits and expenses are matched with premiums so as to result in the recognition of profits over the life of the contracts. This match is accomplished by providing for liabilities for future policy benefits (as discussed in Note
6 -- Policyholders' Liabilities) and the deferral and subsequent amortization of policy acquisition costs.

     Premiums for contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided are recorded as income when due.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


Any excess profit is deferred and recognized as income in a constant relationship to insurance inforce and, for annuities, in relation to the amount of expected future benefit payments. The Company did not have any excess profit for the years ended December 31, 2008, 2007 and 2006.

     Amounts received under deferred annuity and universal life contracts are reported as deposits to policyholders' account balances (as discussed in Note 6 -- Policyholders' Liabilities). Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges, and are included as fee income in the accompanying Consolidated Statement of Income. In addition to fees, the Company earns investment income from the investment of policyholders' deposits in the Company's general account portfolio. Amounts previously assessed to compensate the Company for services to be performed over future periods are deferred and recognized into income over the period benefited using the same assumptions and factors used to amortize DAC. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

     Premiums, universal life fee income, benefits and expenses are stated net of reinsurance ceded. Estimated reinsurance ceding allowances are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

     Net revenue from reinsurance primarily represents the experience rated refund, amortization of the deferred gain, and the reserve adjustment associated with the reinsurance business ceded to New York Life, as discussed in Note
10 -- Reinsurance. This net revenue adjustment excludes ceded universal life fees and ceded policyholder benefits, which are included on these respective lines in the accompanying Consolidated Statement of Income.

  FEDERAL INCOME TAXES

     The Company is a member of a group that files a consolidated federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that the Company is allocated its share of the consolidated tax provision or benefit, determined generally on a separate company basis. Intercompany tax balances are generally settled quarterly on an estimated basis with a final settlement within 30 days of the filing of the consolidated return. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets ("DTAs") and liabilities ("DTLs") are recognized for expected future tax consequences of temporary differences between GAAP and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby GAAP and tax balance sheets are compared. Deferred income taxes are generally recognized based on enacted tax rates and a valuation allowance is recorded if it is more likely than not that any portion of the deferred tax asset will not be realized.

     Effective January 1, 2007, the Company adopted FASB Interpretation ("FIN") No. 48, Accounting for Uncertainty in Income Taxes an Interpretation of FASB Statement No. 109. Under FIN No. 48, the Company determines whether it is more-likely-than-not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. The amount of tax benefit recognized for certain tax position is the largest amount of benefit that is greater than 50 percent likely of being realized upon settlement. Unrecognized tax benefits are record as liabilities but off set to other assets in the accompanying Consolidated Balance Sheet and are charged to earnings in the period that such determination is made. The Company classifies interest and penalties related to tax uncertainties as income tax expense.

  SEPARATE ACCOUNT ASSETS AND LIABILITIES

     The Company has separate accounts, some of which are registered with the Securities and Exchange Commission ("SEC"), and others that are not registered with the SEC. The separate accounts have varying

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


investment objectives, and are segregated from the Company's general account and are maintained for the benefit of separate account policyholders. At December 31, 2008 and 2007, all separate account assets are stated at fair value. Separate account liabilities at December 31, 2008 and 2007 represent the policyholders' interest in the account, and include accumulated net investment income and realized and unrealized gains and losses on the assets.

  FAIR VALUES OF FINANCIAL INSTRUMENTS

     For fair values of various assets and liabilities refer to Note 14 -- Fair Value Measurements.

  BUSINESS RISKS AND UNCERTAINTIES

     The securities and credit markets have been experiencing extreme volatility and disruption. In some cases, the markets have exerted downward pressure on the availability of liquidity and capital. In the event the Company needs access to additional capital, its ability to obtain such capital may be limited and the cost of any such capital may be higher than available today.

     Rating agencies assign the Company financial strength/claims paying ability ratings, based on their evaluations of the Company's ability to meet its financial obligations. These ratings indicate a rating agency's view of an insurance company's ability to meet its obligations to its insured. In certain of the Company's markets, ratings are important competitive factors of insurance companies. Rating organizations continue to review the financial performance and condition of insurers, including the Company.

     The Risk-Based Capital, or RBC ratio, is the primary measure by which regulators evaluate the capital adequacy of the Company. RBC is determined by statutory rules that consider risks related to the type and quality of invested assets, insurance-related risks associated with the Company's products, interest-rate risk and general business risks. A continuation or worsening of the disruptions in the capital markets could increase equity and credit losses and reduce the Company's statutory surplus and RBC ratio.

     The Company's investment portfolio consists principally of fixed income securities as well as mortgage loans, policy loans, limited partnerships, and preferred and common stocks. The fair value of the Company's investments varies depending on economic and market conditions and the interest rate environment. For example, if interest rates rise, the securities in the Company's fixed income portfolio will decrease in value. If interest rates decline, the securities in the fixed income portfolio will increase in value. For various reasons, the Company may, from time to time, be required to sell certain investments at a price and a time when their fair value is less than their book value.

     Mortgage loans, many of which have balloon payment maturities, are generally less liquid and carry a greater risk of investment losses than investment grade fixed maturities.

     Changes in interest rates can have significant effects on the Company's profitability. Under certain interest rate scenarios, the Company could be subject to disintermediation risk and/or reduction in net interest spread or profit margins. The fair value of the Company's invested assets fluctuates depending on market and other general economic conditions and the interest rate environment. In addition, mortgage prepayments, life insurance and annuity surrenders and bond calls are affected by interest rate fluctuations. Although management of the Company employs a number of asset/liability management strategies to minimize the effects of interest rate volatility, no guarantee can be given that it will be successful in managing the effects of such volatility. The future path of interest rates is uncertain. Large shocks to the level of interest rates or the shape of the yield curve may have an adverse financial impact to the Company as a result of the potential changes in policyholder behavior, spreads between our portfolio yields and crediting rates, or investment gains (losses).

     Credit defaults and impairments may result in write-downs in the value of fixed income and equity securities held by the Company. Additionally, credit rating agencies may, in the future, downgrade certain issuers or

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


guarantors of fixed maturity securities held by the Company due to changing assessments of the credit quality of the issuers or guarantors.

     The Company regularly invests in mortgage loans, mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on these investments, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience on the underlying mortgage loans. Actual prepayment timing will differ from original estimates and may result in material adjustments to asset values and amortization or accretion recorded in future periods.

     The Company has exposure to sub-prime and mid-prime residential mortgage lending through its fixed maturity investments that are collateralized by mortgages that include sub-prime or mid-prime lending. Sub-prime residential mortgage lending is the origination of residential mortgage loans to customers with weak credit profiles, including using relaxed mortgage-underwriting standards that provide for affordable mortgage products. These investments are primarily in the form of asset-backed securities ("ABS") supported by sub-prime or mid-prime mortgage loans or collateralized debt securities ("CDO") that contain a sub-prime or mid-prime loan component. At December 31, 2008, the market value of investments supported by sub-prime collateral is approximately $178 million with an unrealized loss of $37 million. Of this amount, 86.1% had "AAA" or "AA" credit quality ratings. At December 31, 2008, the market value of investments supported by mid-prime collateral is approximately $652 million with an unrealized loss of $194 million. Of this amount, 83.0% had "AAA" or "AA" credit quality ratings. The Company manages its sub-prime and mid-prime risk exposure by limiting the Company's holdings in these types of instruments, maintaining high credit quality investments, and performing ongoing analysis of cash flows, prepayment speeds, default rates and other stress variables.

     Weak equity market performance may adversely affect sales of variable products, cause potential purchasers of the Company's products to refrain from new or additional investments, and may cause current customers to surrender or redeem their current products and investments.

     Revenues of the Company's variable products are based on fees related to the value of assets under management (except for its Elite Annuity product, where future revenue is based on adjusted premium payments). Consequently, poor equity market performance reduces fee revenues.

     The development of policy reserves and DAC for the Company's products requires management to make estimates and assumptions regarding mortality, lapse, expense and investment experience. Such estimates are primarily based on historical experience and future expectations of mortality, expense, persistency and investment experience. Actual results could differ from those estimates. Management monitors actual experience and, where circumstances warrant, revises its assumptions and the related estimates for policy reserves and DAC.

     The Company issues certain variable products with various types of guaranteed minimum benefit features. The Company establishes reserves for the expected payments resulting from these features. The Company bears the risk that payments may be higher than expected as a result of significant, sustained downturns in the stock market. The Company also bears the risk that additional reserves may be required if partial surrender activity increases significantly for some annuity products during the period when account values are less than guaranteed amounts.

     The Company faces strong competition in its Life Insurance and Agency and Retirement Income Security businesses. The Company's ability to compete is based on a number of factors, including product features, investment performance, service, price, distribution capabilities, scale, commission structure, name recognition and financial strength ratings.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company's career agency force is the primary means by which it distributes life insurance products. In order to continue increasing life insurance sales, the Company must retain and attract additional productive career agents.

     Although the federal government does not directly regulate the business of insurance, federal legislation and administrative policies in several areas, including pension regulation, financial services regulation and federal taxation, can significantly and adversely affect the insurance industry and the Company. There are a number of current or potential regulatory measures that may affect the insurance industry. The Company is unable to predict whether any changes will be made, whether any administrative or legislative proposals will be adopted in the future, or the effect, if any, such proposals would have on the Company.

     The attractiveness to the Company's customers of many of its products is due, in part, to favorable tax treatment. Current federal income tax laws generally permit the tax-deferred accumulation of earnings on the premiums paid by the holders of annuities and life insurance products. These tax laws have been put in place to serve the social purpose of encouraging the purchase of life insurance for the protection of families and businesses. Taxes, if any, are payable generally on income attributable to a distribution under the contract for the year in which the distribution is made. Death benefits under life insurance contracts are received free of federal income tax. Changes to the favorable tax treatment may reduce the attractiveness of the Company's products to its customers.

  CONTINGENCIES

     Amounts related to contingencies are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Regarding litigation, management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, includes these costs in the accrual.

NOTE 3 -- RECENT ACCOUNTING PRONOUNCEMENTS

     In September 2006, the FASB issued SFAS No. 157, "Fair Value Measurements" ("SFAS No. 157"). This statement defines fair value, establishes a framework for measuring fair value, and expands disclosures around fair value measurements. This statement does not require any new fair value measurements, but the application of this statement could change current practices in determining fair value. The Company adopted this guidance effective January 1, 2008. See Note
14 -- Fair Value Measurements for more information on SFAS No. 157.

     In February 2008, the FASB issued FASB Staff Position ("FSP") No. FAS 157-2, "Effective Date of FASB Statement No. 157" ("FSP FAS 157-2"), which delayed the effective date of SFAS No. 157 to fiscal years beginning after November 15, 2008 for all nonfinancial assets and nonfinancial liabilities, except those that are recognized or disclosed at fair value in the financial statements on a recurring basis. The Company did not apply the provisions of SFAS No. 157 to the nonfinancial assets and nonfinancial liabilities within the scope of FSP FAS 157-2. The effect is not expected to be significant in 2009.

     In October 2008, the FASB issued FSP No. FAS 157-3, "Determining the Fair Value of a Financial Asset when the Market for that Asset is Not Active" ("FSP FAS 157-3"). This FSP clarifies the application of SFAS No. 157 in a market that is not active and provides an example to illustrate key considerations in the determination of the fair value of a financial asset when the market for that asset is not active. FSP FAS 157-3 was effective upon issuance and did not have a material impact on the Company's consolidated financial statements.

     In February 2007, the FASB issued SFAS No. 159 "The Fair Value Option for Financial Assets and Financial Liabilities -- including an amendment of FAS No. 115." This statement permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. A company should report unrealized gains and losses on items for which the fair value option has been elected in earnings. This statement also establishes presentation and disclosure requirements designed to facilitate

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The Company did not elect the fair value option for any financial assets or financial liabilities.

     In April 2007, the FASB issued FSP FIN No. 39-1, "Amendment of FIN No. 39" ("FSP FIN 39-1"). This FSP modifies FIN No. 39, "Offsetting of Amounts Related to Certain Contracts", and permits companies to offset cash collateral receivables or payables with net derivative positions under certain circumstances. The Company's adoption of this guidance, effective January 1, 2008, did not have an effect on the Company's consolidated financial position or results of operations.

     In January 2008, the FASB issued Statement No. 133 Implementation Issue No. E23, "Hedging -- General: Issues Involving the Application of the Shortcut Method under Paragraph 68" ("Implementation Issue E23"). Implementation Issue E23 amends SFAS No. 133, paragraph 68 with respect to the conditions that must be met in order to apply the shortcut method for assessing hedge effectiveness. This guidance was effective for hedging relationships designated on or after January 1, 2008. The Company's adoption of this guidance did not have a material effect on the Company's consolidated financial position or results of operations.

     In September 2008, the FASB issued FSP FAS 133-1 and FIN No. 45-4, "Disclosures about Credit Derivatives and Certain Guarantees" an amendment of SFAS No. 133 and FIN No. 45; and Clarification of the Effective Date of FASB Statement No. 161. This FSP requires sellers of credit derivatives and certain guarantees to disclose (a) the nature of the credit derivative, the reason(s) for entering into the credit derivative, approximate term, performance triggers, and the current status of the performance risk; (b) the undiscounted maximum potential amount of future payments the seller could be required to make before considering any recoveries from recourse provisions or collateral; (c) the credit derivative's fair value; (d) the nature of any recourse provisions and any collateral assets held to ensure performance. This FSP also requires the above disclosures for hybrid instruments that contain embedded derivatives and amends paragraph 13 of FIN 45 to require disclosure of the current status of the guarantee's performance risk. This FSP is effective for the Company's 2008 annual consolidated financial statements.

     In December 2008, the FASB issued FSP FAS 140-4 and FIN 46(R)-8, "Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities." This FSP requires enhanced disclosures about transfers of financial assets and interests in variable interest entities. This FSP is effective for interim and annual reporting periods ending after December 15, 2008. Accordingly, the Company adopted this guidance effective December 31, 2008. Since this FSP requires only additional disclosures concerning transfers of financial assets and interests in variable interest entities, adoption of the FSP did not affect the Company's consolidated financial position or results of operations. The disclosures required by this FSP are provided in Note 4.

     In January 2009, the FASB issued FSP EITF 99-20-1, "Amendments to the Impairment Guidance of EITF Issue No. 99-20." This FSP revises other-than-temporary-impairment guidance for beneficial interests in securitized financial assets that are within the scope of Issue 99-20. This FSP is effective for interim and annual reporting periods ending after December 15, 2008. The Company's adoption of this guidance did not have a material effect on the Company's consolidated financial position or results of operations.

     In July 2006, the FASB issued FIN No. 48, "Accounting for Uncertainty in Income Taxes" an interpretation of FASB Statement No. 109. This interpretation prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that it has taken or expects to take on a tax return. This Interpretation is effective for fiscal years beginning after December 15, 2006. On February 1, 2008 the FASB issued FSP No. 48-2, "Effective Date of FIN 48 for Certain Nonpublic Enterprises", which delayed the effective date for non-public entities to periods beginning after December 15, 2007 with early adoption permitted. The Company early adopted FIN No. 48 as of January 1, 2007. The cumulative effect of the

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


adoption of FIN No. 48, as of January 1, 2007, resulted in a decrease to retained earnings and an increase to the Company's tax liability of $39 million.

     In February 2006, the FASB issued SFAS No. 155, "Accounting for Certain Hybrid Financial Instruments -- an amendment of FASB Statements No. 133 and 140". This statement removes an exception from the requirement to bifurcate an embedded derivative feature from a beneficial interest in securitized financial assets. This statement also provides an irrevocable election to measure at fair value an entire hybrid financial instrument that contains an embedded derivative requiring bifurcation, on an instrument-by-instrument basis, rather than measuring only the embedded derivative on a fair value basis. The Company has used the exception for investments made in securitized financial assets in the normal course of operations, and thus has not previously had to consider whether such investments contain an embedded derivative. The new requirement to identify embedded derivatives in beneficial interests is required to be applied on a prospective basis only to beneficial interests acquired, issued, or subject to certain remeasurement conditions after the adoption date of the new guidance. The Company adopted SFAS No. 155 effective January 1, 2007. The Company's adoption of SFAS No. 155 did not have a material effect on the Company's consolidated financial statements. The Company elected to measure at fair value certain financial instruments that contained an embedded derivative that would otherwise require bifurcation. These amounts were included in fixed maturities -- trading securities in the accompanying Consolidated Balance Sheet and totaled $48 million and $64 million at December 31, 2008 and 2007, respectively.

     In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts ("SOP 05-1")". SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97. The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. Under SOP 05-1, exchanges of deferred annuity contracts are generally considered substantially unchanged contracts and DAC is not written off. Prior to the adoption of SOP 05-1, the Company accounted for exchanges of deferred annuities as replacements and wrote off the DAC. The Company adopted SOP 05-1 on January 1, 2007, which resulted in an increase to retained earnings of $13 million, net of income taxes.

     In March 2008, the FASB issued SFAS No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS No. 161") -- an amendment of SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities". This statement amends and expands the disclosure requirements of SFAS 133 with the intent to provide users of financial statements with an enhanced understanding of (a) how and why an entity uses derivative instruments; (b) how derivative instruments and related hedged items are accounted for under SFAS No. 133 and its related interpretations, and; (c) how derivative instruments and related hedged items affect an entity's financial position, financial performance, and cash flows. This statement is effective for fiscal years and interim periods beginning after November 15, 2008. The Company is currently assessing the impact of SFAS No. 161 on the notes to consolidated financial statements.

     In February 2008, the FASB issued FSP FAS 140-3, "Accounting for Transfers of Financial Assets and Repurchase Financing Transactions." The FSP provides recognition and derecognition guidance for a repurchase financing transaction, which is a repurchase agreement that relates to a previously transferred financial asset between the same counterparties, that is entered into contemporaneously with or in contemplation of, the initial transfer. The FSP is effective for fiscal years beginning after November 15, 2008. The FSP is to be applied prospectively to new transactions entered into after the adoption date. This guidance is not expected to impact the Company's consolidated financial statements upon adoption effective January 1, 2009.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     In November 2005, the FASB issued FSP No. 115-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." This FSP addresses the determination as to when an investment is considered impaired, whether that impairment is other-than-temporary, and the measurement of an impairment loss. It also includes accounting considerations subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporary impairments. The Company adopted this guidance effective January 1, 2006, and it did not have a material effect on the Company's Consolidated Statement of Income.

NOTE 4 -- INVESTMENTS

  FIXED MATURITIES

     The amortized cost and estimated fair value of fixed maturities as of December 31, 2008 and 2007, by contractual maturity, is presented below (in millions). Expected maturities may differ from contractual maturities because borrowers may have the right to call or repay obligations with or without call or prepayment penalties.

                                                   2008                  2007
                                           -------------------   -------------------
                                           AMORTIZED     FAIR    AMORTIZED     FAIR
AVAILABLE-FOR-SALE                            COST      VALUE       COST      VALUE
------------------                         ---------   -------   ---------   -------
Due in one year or less..................   $ 1,485    $ 1,464    $   145    $   145
Due after one year through five years....    12,417     11,626      8,176      8,279
Due after five years through ten years...     9,160      8,009     12,243     12,181
Due after ten years......................     4,049      3,869      5,896      6,043
Mortgage and asset-backed securities:
  U.S. Government or U.S. Government
     agency..............................       671        690      1,512      1,509
  Other mortgage-backed securities.......    13,342     11,923      7,949      7,999
  Other asset-backed securities..........     4,333      3,670      3,597      3,549
  Redeemable preferred securities........        76         57         95         94
                                            -------    -------    -------    -------
  TOTAL AVAILABLE-FOR-SALE...............   $45,533    $41,308    $39,613    $39,799
                                            =======    =======    =======    =======



     At December 31, 2008 and 2007, the distribution of gross unrealized gains and losses on investments in fixed maturities was as follows (in millions):

                                                                2008
                                          ------------------------------------------------
                                          AMORTIZED   UNREALIZED   UNREALIZED    ESTIMATED
AVAILABLE-FOR-SALE                           COST        GAINS       LOSSES     FAIR VALUE
------------------                        ---------   ----------   ----------   ----------
U.S. Treasury and U.S. Government
  corporations and agencies.............   $ 2,432       $148        $    5       $ 2,575
U.S. agencies, state and municipal......        88          1            10            79
Foreign governments.....................       577         87            14           650
Corporate...............................    24,685        272         2,603        22,354
Mortgage-backed securities..............    13,342        242         1,661        11,923
Asset-backed securities.................     4,333         13           676         3,670
Redeemable preferred securities.........        76         --            19            57
                                           -------       ----        ------       -------
  TOTAL AVAILABLE-FOR-SALE..............   $45,533       $763        $4,988       $41,308
                                           =======       ====        ======       =======


                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                2007
                                          ------------------------------------------------
                                          AMORTIZED   UNREALIZED   UNREALIZED    ESTIMATED
AVAILABLE-FOR-SALE                           COST        GAINS       LOSSES     FAIR VALUE
------------------                        ---------   ----------   ----------   ----------
U.S. Treasury and U.S. Government
  corporations and agencies.............   $ 2,984       $ 43         $ 14        $ 3,013
U.S. agencies, state and municipal......        66         10           --             76
Foreign governments.....................       581         53            2            632
Corporate...............................    24,341        513          418         24,436
Mortgage-backed securities..............     7,949        122           72          7,999
Asset-backed securities.................     3,597         28           76          3,549
Redeemable preferred securities.........        95          1            2             94
                                           -------       ----         ----        -------
  TOTAL AVAILABLE-FOR-SALE..............   $39,613       $770         $584        $39,799
                                           =======       ====         ====        =======



     At December 31, 2008, the Company had $10 million in contractual obligations to acquire additional private placement securities. At December 31, 2007, the Company had no outstanding contractual obligations to acquire additional private placement securities.

     The Company accrues interest income on fixed maturity securities to the extent it is deemed collectible and the security continues to perform under its original contractual terms. Interest income on impaired securities is recognized on a cash basis.

     Investments in bonds that have been non-income producing for the last twelve months totaled less than $1 million at December 31, 2008. These investments have been deemed other than temporarily impaired. At December 31, 2007, there were no investments in bonds that have been non-income producing for the last twelve months.

  EQUITY SECURITIES

     At December 31, 2008 and 2007, the distribution of gross unrealized gains and losses on available-for-sale equity securities was as follows (in millions):

                                                    UNREALIZED   UNREALIZED    ESTIMATED
                                            COST       GAINS       LOSSES     FAIR VALUE
                                           ------   ----------   ----------   ----------
2008.....................................  $1,096       $39          $2         $1,133
2007.....................................  $   12       $ 5          $2         $   15


  MORTGAGE LOANS

     The Company's mortgage loan investments are diversified by property type, location and borrower and are collateralized by the related property.

     At December 31, 2008 and 2007, contractual commitments to extend credit under commercial and residential mortgage loan agreements amounted to $109 million and $106 million, respectively, at fixed and floating interest rates ranging from 2.28% to 7.00% in 2008, and fixed and floating interest rates ranging from 5.4% to 6.1% in 2007. These commitments are diversified by property type and geographic region.

     The Company accrues interest income on problem loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Interest income on impaired loans is recognized on a cash basis. Cash payments on loans in the process of foreclosure are treated as a return of principal.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     At December 31, 2008 and 2007, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

                                                      2008               2007
                                                ----------------   ----------------
                                                CARRYING    % OF   CARRYING    % OF
                                                  VALUE    TOTAL     VALUE    TOTAL
                                                --------   -----   --------   -----
PROPERTY TYPE:
  Office buildings............................   $1,637     29.0%   $1,285     24.7%
  Residential.................................    1,134     20.1%    1,322     25.4%
  Retail facilities...........................      986     17.4%      882     16.9%
  Apartment buildings.........................      931     16.5%      895     17.2%
  Industrial..................................      905     16.0%      809     15.5%
  Other.......................................       60      1.0%       15      0.3%
                                                 ------    -----    ------    -----
     TOTAL....................................   $5,653    100.0%   $5,208    100.0%
                                                 ======    =====    ======    =====
GEOGRAPHIC REGION:
  Central.....................................   $1,574     27.9%   $1,453     27.9%
  Pacific.....................................    1,508     26.7%    1,398     26.8%
  South Atlantic..............................    1,251     22.1%    1,131     21.7%
  Middle Atlantic.............................    1,093     19.3%      982     18.9%
  New England.................................      227      4.0%      244      4.7%
  Other.......................................       --      0.0%       --      0.0%
                                                 ------    -----    ------    -----
     TOTAL....................................   $5,653    100.0%   $5,208    100.0%
                                                 ======    =====    ======    =====



     The activity in the mortgage loan specific and general reserves as of December 31, 2008 and 2007 was summarized below (in millions):

                                                               2008   2007
                                                               ----   ----
Beginning balance............................................   $ 9    $7
Additions charged to operations..............................     4     2
                                                                ---    --
ENDING BALANCE...............................................   $13    $9
                                                                ===    ==



  OTHER INVESTMENTS

     The components of other investments as of December 31, 2008 and 2007 were as follows (in millions):

                                                              2008    2007
                                                             ------   ----
New York Life Short Term Fund..............................  $  698   $191
Collateralized third party loans...........................     353    155
Limited partnerships/Limited liability companies...........     332    230
Derivatives................................................     118     59
Real estate................................................       1     11
Collateral support agreements..............................      13      2
                                                             ------   ----
  TOTAL OTHER INVESTMENTS..................................  $1,515   $648
                                                             ======   ====


                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The New York Life Short Term Fund ("STIF") was formed by New York Life to improve short-term returns through greater flexibility to choose attractive maturities and enhanced portfolio diversification. The STIF is a commingled fund managed by New York Life Investment Management LLC ("New York Life Investments"), an indirect wholly owned subsidiary of New York Life, where all participants are subsidiaries or affiliates of New York Life.

     Net unrealized investment losses on limited partnerships and limited liability companies that do not apply specialized industry company accounting aggregated $8 million and $10 million for the years ended December 31, 2008 and 2007, respectively, and were recorded as a component of accumulated other comprehensive income in the accompanying Consolidated Balance Sheet.

     There was no accumulated depreciation on real estate for December 31, 2008. Accumulated depreciation on real estate was $6 million for December 31, 2007. Depreciation expense for the years ended December 31, 2008, 2007 and 2006 totaled less than $1 million and was recorded as a component of net investment income in the accompanying Consolidated Statement of Income.

     Unfunded commitments on limited partnerships, limited liability companies, and collateralized third party loans amounted to $671 million and $125 million at December 31, 2008 and 2007, respectively.

  VARIABLE INTEREST ENTITIES

     The Company may invest in debt or equity securities issued by certain asset-backed investment vehicles (commonly referred to as collateralized debt obligations, or "CDOs"). CDOs raise capital by issuing debt and equity securities, and use the proceeds to purchase investments, typically interest-bearing financial instruments. The Company's maximum exposure to loss resulting from its relationship with the CDOs is limited to its investment in the CDOs.

     The Company generally performed an expected loss/return analysis for those CDOs sponsored by an affiliate to determine whether it was the primary beneficiary in the CDO. Using a Top-Down method, the cash flows are allocated to each variable interest based on seniority for each of the probability weighted cash flow scenarios used to determine an entity's expected losses. The expected losses and expected residual returns of each variable interest holder from each cash flow scenario are then aggregated to determine which party (if any) absorbs the majority of the total expected losses or has the rights to the majority of the total expected residual returns. The Company was determined not to be the primary beneficiary of the VIE invested in as of December 31, 2008 and 2007. The investments in these CDOs are included in asset-backed securitizations ($6 million) and equity in asset-backed securitizations ($2 million) in the table below.

     In addition, in the normal course of its activities, the Company will invest in structured investments, some of which are VIEs. These structured investments typically invest in fixed income investments and are managed by a third party. The Company's maximum exposure to loss on these structured investments is limited to the amount of its investment.

     The Company performed a qualitative analysis to determine if the subordination features would result in the Company absorbing a majority of the expected losses of the issuing entity. In reviewing the deal documents including trust agreements, limited partnership agreements, and purchase agreements, the Company determined that they are not the primary beneficiary of any structured investment.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table presents the Company's maximum exposure to loss relating to investments it holds that are deemed significant variable interests at December 31, 2008 and 2007 (in millions):

                                                                 MAXIMUM
                                                               EXPOSURE TO
                                                                   LOSS
                                                               -----------
                                                               2008   2007
                                                               ----   ----
Asset-backed securitizations.................................   $22   $ 25
Private placement structured notes...........................    61     82
Other investments:
  Equity in asset-backed securitizations.....................     2     15
  Limited partnerships.......................................     2      6
                                                                ---   ----
     TOTAL...................................................   $87   $128
                                                                ===   ====



     These VIEs did not require consolidation because management determined that the Company was not the primary beneficiary. Accordingly, these VIEs are subject to ongoing review for impairment and for events that may cause management to reconsider whether or not it is the primary beneficiary of these VIEs. Investments in these VIEs represent the maximum exposure to losses from the Company's direct involvement with the VIEs. The Company has no additional economic interest in the VIEs in the form of derivatives, commitments, related guarantees, credit enhancement or similar instruments and obligations nor did it provide any additional financial or other support during the year.

  RESTRICTED ASSETS AND SPECIAL DEPOSITS

     Assets of $4 million at December 31, 2008 and 2007 were on deposit with governmental authorities or trustees as required by certain state insurance laws and are included in available-for-sale fixed maturities in the accompanying Consolidated Balance Sheet.

NOTE 5 -- INVESTMENT INCOME AND INVESTMENT GAINS AND LOSSES

     The components of net investment income for the years ended December 31, 2008, 2007 and 2006 were as follows (in millions):

                                                       2008     2007     2006
                                                      ------   ------   ------
Fixed maturities....................................  $2,458   $2,308   $2,179
Equity securities...................................       6        8        5
Mortgage loans......................................     316      271      239
Policy loans........................................      52       48       46
Other investments...................................       1       54       32
                                                      ------   ------   ------
  Gross investment income...........................   2,833    2,689    2,501
Investment expenses.................................     (78)    (111)    (101)
                                                      ------   ------   ------
  NET INVESTMENT INCOME.............................  $2,755   $2,578   $2,400
                                                      ======   ======   ======


                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     For the years ended December 31, 2008, 2007 and 2006, net investment losses were as follows (in millions):

                                                          2008   2007   2006
                                                         -----   ----   ----
Fixed maturities.......................................  $(404)  $(70)  $(28)
Equity securities......................................     (8)     7     (8)
Mortgage loans.........................................     (4)    (2)    (1)
Derivative instruments.................................     11      5     (6)
Other investments......................................     (1)    (6)     2
                                                         -----   ----   ----
  NET INVESTMENT LOSSES................................  $(406)  $(66)  $(41)
                                                         =====   ====   ====



     The net losses on fixed maturity trading securities amounted to $11 million for December 31, 2008. The net losses on both fixed maturity trading securities and equity trading securities amounted to $4 million for both December 31, 2007 and 2006. Trading gains and losses are included in net investment losses in the accompanying Consolidated Statement of Income.

     Realized gains on sales of available-for-sale fixed maturities were $131 million, $100 million and $67 million for the years ended December 31, 2008, 2007 and 2006, respectively; and realized losses were $193 million, $114 million and $100 million, respectively.

     Losses from other-than-temporary impairments on fixed maturities (included in net investment losses on fixed maturities in the above table) were $331 million, $51 million and $3 million for the years ended December 31, 2008, 2007 and 2006, respectively. Losses from other-than-temporary impairments in equity securities (included in net investment losses on equity securities above) were $9 million for December 31, 2008, less than $1 million for December 31, 2007 and $2 million for December 31, 2006.

     The following table presents the Company's gross unrealized losses and fair values for fixed maturities and equities with unrealized losses that are deemed to be only temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2008 and 2007 (in millions):

                                                                  2008
                                   -----------------------------------------------------------------
                                                              GREATER THAN
                                    LESS THAN 12 MONTHS        12 MONTHS                TOTAL
                                   --------------------   -------------------   --------------------
                                     FAIR    UNREALIZED    FAIR    UNREALIZED     FAIR    UNREALIZED
                                    VALUE      LOSSES      VALUE     LOSSES      VALUE      LOSSES
                                   -------   ----------   ------   ----------   -------   ----------
FIXED MATURITIES
  U.S. Treasury and U.S.
     Government corporations and
     agencies....................  $   156     $    2     $   20     $    3     $   176     $    5
  U.S. agencies, state and
     municipal...................       42          9          3          1          45         10
  Foreign governments............       56         12         14          2          70         14
  Corporate......................   10,994      1,189      4,514      1,415      15,508      2,604
  Mortgage-backed securities.....    3,546      1,022      1,236        639       4,782      1,661
  Asset-backed securities........    2,544        377        809        299       3,353        676
  Redeemable preferred
     securities..................       22          7         35         11          57         18
                                   -------     ------     ------     ------     -------     ------
  TOTAL TEMPORARILY IMPAIRED
     FIXED MATURITIES............   17,360      2,618      6,631      2,370      23,991      4,988
                                   -------     ------     ------     ------     -------     ------
EQUITIES
  Common stock...................       44          2         --         --          44          2
                                   -------     ------     ------     ------     -------     ------
  TOTAL TEMPORARILY IMPAIRED
     EQUITIES....................       44          2         --         --          44          2
                                   -------     ------     ------     ------     -------     ------
  TOTAL TEMPORARILY IMPAIRED
     SECURITIES..................  $17,404     $2,620     $6,631     $2,370     $24,035     $4,990
                                   =======     ======     ======     ======     =======     ======


                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

                                                                  2007
                                   -----------------------------------------------------------------
                                                             GREATER THAN
                                   LESS THAN 12 MONTHS         12 MONTHS                TOTAL
                                   -------------------   --------------------   --------------------
                                    FAIR    UNREALIZED     FAIR    UNREALIZED     FAIR    UNREALIZED
                                    VALUE     LOSSES      VALUE      LOSSES      VALUE      LOSSES
                                   ------   ----------   -------   ----------   -------   ----------
FIXED MATURITIES
  U.S. Treasury and U.S.
     Government corporations and
     agencies....................  $   86      $  1      $   879      $ 13      $   965      $ 14
  U.S. agencies, state and
     municipal...................      --        --            7        --            7        --
  Foreign governments............      19         1           44         1           63         2
  Corporate......................   3,795       152        7,297       266       11,092       418
  Mortgage-backed securities.....   1,186        34        1,540        38        2,726        72
  Asset-backed securities........   1,212        46          876        30        2,088        76
  Redeemable preferred
     securities..................       1        --           44         2           45         2
                                   ------      ----      -------      ----      -------      ----
  TOTAL TEMPORARILY IMPAIRED
     FIXED MATURITIES............   6,299       234       10,687       350       16,986       584
                                   ------      ----      -------      ----      -------      ----
EQUITIES
  Common stock...................       5         2           --        --            5         2
                                   ------      ----      -------      ----      -------      ----
  TOTAL TEMPORARILY IMPAIRED
     EQUITIES....................       5         2           --        --            5         2
                                   ------      ----      -------      ----      -------      ----
  TOTAL TEMPORARILY IMPAIRED
     SECURITIES..................  $6,304      $236      $10,687      $350      $16,991      $586
                                   ======      ====      =======      ====      =======      ====



     At December 31, 2008, fixed maturities represented nearly 100% of the Company's total unrealized loss amount, which was comprised of approximately 4,103 different securities. Equity securities comprise less than 1% of the Company's total unrealized loss amount, consisting of 241 securities.

     Fixed maturities that were in a continuous unrealized loss position for less than twelve months at December 31, 2008, totaled $2,618 million or 52% of the Company's total fixed maturities unrealized losses, and securities in a continuous unrealized loss position greater than twelve months totaled $2,370 million or 48% of the Company's total fixed maturities unrealized losses. Of the total amount of fixed maturities unrealized losses, $3,903 million or 78% is related to unrealized losses on investment grade securities. Investment grade is defined as a security having a credit rating from the National Association of Insurance Commissioners ("NAIC") of 1 or 2; a rating of Aaa, Aa, A or Baa from Moody's or a rating of AAA, AA, A or BBB from Standard & Poor's ("S&P"); or a comparable internal rating if an externally provided rating is not available. Unrealized losses on fixed maturity securities with a rating below investment grade represent $1,086 million or 22% of the Company's total fixed maturities unrealized losses.

     The amount of gross unrealized losses for fixed maturities where the fair value had declined 20% or more of amortized cost totaled $3,521 million. The amount of time that each of these securities has continuously been 20% or more below amortized cost consist of $3,137 for 6 months or less, $361 million for greater than 6 months through 12 months, and $23 million for greater than 12 months. In accordance with the Company's impairment policy, the Company performed quantitative and qualitative "money-good" analysis to determine if the decline was temporary. For those securities where the decline was considered temporary, the Company did not take an impairment when it had the ability and intent to hold until recovery.

     Despite a decline in interest rates during the latter half of 2008, credit spreads widened significantly during the same period as the market experienced a flight to quality securities. The declining U.S. housing market, global

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


credit crisis, U.S. recession and declining global economy all contributed to the increase in the number of securities with fair values below amortized cost and in the amount of unrealized losses as follows:

     Corporate Bonds. Unrealized losses on corporate bonds were $2,604 million or 52% of the total unrealized losses for fixed maturities. The amount of unrealized losses on the Company's investment in corporate bonds is spread over 2,571 individual securities with varying interest rates and maturities. Corporate securities with a fair value below 80% of the security's amortized cost totaled $1,634 million or 33% of the total unrealized losses on fixed maturities. General market volatility, liquidity concerns, a slowing economy and credit deterioration in certain sectors caused significant credit spread widening and contributed to the unrealized losses. While the losses were spread across all industry sectors, the largest sectors with unrealized losses on securities with a fair value below 80% of the security's amortized cost include Real Estate Investment Trusts ("REITs") ($380 million), building products ($139 million), gaming and leisure ($120 million), utilities ($94 million), and finance ($91 million). These securities are evaluated in accordance with the Company's impairment policy. Because the securities continue to meet their contractual payments and the Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value, the Company did not consider these investments to be other than temporarily impaired.

     Mortgage-Backed Securities. Unrealized losses on mortgage-backed securities were $1,661 million or 33% percent of the total unrealized losses for fixed maturities. These losses are spread across approximately 839 fixed and variable rate investment grade securities. Mortgage-backed securities that were priced below 80% of the security's amortized cost represented $1,412 million or 85% of total unrealized losses on mortgage -- backed securities. The majority of our holdings (approximately 99%) are investment grade and management believes all deals remain well collateralized. The Company measures its mortgage-backed portfolio for impairments based on the security's credit rating and whether the security has an unrealized loss. For securities rated below AA, when the fair value of a security is below amortized cost and there are negative changes in estimated future cash flows, the security is deemed other than temporarily impaired and a realized loss is recognized in net investment losses in the accompanying Consolidated Statement of Income. The Company also evaluates mortgage-backed securities for other than temporary impairments in accordance with our impairment policy using cash flow modeling techniques coupled with an evaluation of facts and circumstances. The Company has the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value, therefore the Company did not consider these investments to be other than temporarily impaired.

     Asset-Backed Securities. Unrealized losses on asset-backed securities were $676 million or 14% of the total unrealized losses for fixed maturities. These losses are spread across approximately 644 securities. Similar to mortgage-backed securities, the Company measures its asset-backed portfolio for impairments based on the security's credit rating and whether the security has an unrealized loss. For securities rated below AA, when the fair value of a security is below amortized cost and there are negative changes in estimated future cash flows, the security is deemed other than temporarily impaired and a realized loss is recognized in net investment losses in the accompanying Consolidated Statement of Income. The Company also evaluates asset-backed securities for other-than-temporary impairments based on facts and circumstances and in accordance with our impairment policy. Asset-backed securities that were priced below 80% of the security's amortized cost represented $442 million or 65% of the total unrealized losses for asset-backed securities. The Company had the ability and intent to retain the investment for the period of time sufficient to allow for an anticipated recovery in value, therefore, the Company did not consider these investments to be other than temporarily impaired.

  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     Net unrealized investment gains (losses) on available-for-sale investments are included in the Consolidated Balance Sheet as a component of accumulated other comprehensive income. Changes in these amounts include reclassification adjustments for prior period unrealized gains (losses) that have been recognized as realized gains

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


(losses) during the current year and are included in net investment losses in the accompanying Consolidated Statement of Income.

     The amounts for the years ended December 31, 2008, 2007 and 2006 are as follows (in millions):

                                                         2008    2007    2006
                                                       -------   ----   -----
Net unrealized investment gains, beginning of the
  year...............................................  $    95   $ 77   $ 231
                                                       -------   ----   -----
Changes in net unrealized investment (losses) gains
  attributable to:
  Investments:
     Net unrealized investment (losses) gains arising
       during the period.............................   (2,665)    41    (217)
     Less: Reclassification adjustments for (losses)
       gains included in net income..................      153     15      (1)
                                                       -------   ----   -----
     Change in net unrealized investment (losses)
       gains, net of adjustments.....................   (2,818)    26    (216)
Impact of net unrealized investment (losses) gains
  on:
  DAC................................................      593    (14)     55
  Policyholders' account balances and future policy
     benefits........................................      (42)     9       4
  Other assets (deferred sales inducements)..........       35     (3)      3
                                                       -------   ----   -----
Change in net unrealized investment (losses) gains...   (2,232)    18    (154)
                                                       -------   ----   -----
NET UNREALIZED INVESTMENT (LOSSES) GAINS, END OF
  YEAR...............................................  $(2,137)  $ 95   $  77
                                                       =======   ====   =====



     Net unrealized investment (losses) gains arising during the period reported in the preceding table for the years ended December 31, 2008, 2007 and 2006 are net of income tax (benefit) expense of $(1,435) million, $22 million and $(117) million, respectively.

     Reclassification adjustments reported in the preceding table for the years ended December 31, 2008, 2007 and 2006 are net of income tax expense (benefit) of $82 million, $8 million and less than $(1) million respectively.

     DAC in the preceding table for the years ended December 31, 2008, 2007 and 2006 are net of income tax expense (benefit) of $319 million, $(8) million and $29 million, respectively.

     Policyholders' account balances and future policy benefits reported in the preceding table for the years ended December 31, 2008, 2007 and 2006 are net of income tax expense (benefit) of $(23) million, $5 million and $2 million, respectively.

     Other assets (deferred sales inducements) in the preceding table for the years ended December 31, 2008, 2007 and 2006 are net of income tax expense (benefit) of $19 million, $(1) million, and $2 million, respectively.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The components of net unrealized investment gains (losses) reported in other comprehensive income at December 31, 2008, 2007 and 2006 are as follows (in millions):

                                                         2008    2007   2006
                                                       -------   ----   ----
Net unrealized investment (losses) gains.............  $(4,158)  $177   $137
Impact of net unrealized investment (losses) gains
  on:
  DAC................................................      871    (41)   (19)
  Policyholders' account balance and future policy
     benefits........................................      (56)     9     (5)
  Other assets (deferred sales inducements)..........       55      1      5
  Deferred taxes.....................................    1,151    (51)   (41)
                                                       -------   ----   ----
TOTAL NET UNREALIZED INVESTMENT (LOSSES) GAINS.......  $(2,137)  $ 95   $ 77
                                                       =======   ====   ====



NOTE 6 -- POLICYHOLDERS' LIABILITIES

  POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances at December 31, 2008 and 2007 were as follows (in millions):

                                                            2008      2007
                                                          -------   -------
Deferred annuities......................................  $28,776   $23,950
Universal life contracts................................   18,870    18,180
Supplementary contracts without life contingencies......      282       287
Unearned revenue liability..............................      371       270
Guaranteed Minimum Accumulation Benefit.................      316        72
Other...................................................      151        36
                                                          -------   -------
  TOTAL POLICYHOLDERS' ACCOUNT BALANCES.................  $48,766   $42,795
                                                          =======   =======



     Policyholders' account balances on the above contracts are equal to cumulative deposits plus interest credited less withdrawals and less mortality and expense charges, where applicable.

     Unearned revenue liability represents amounts that have been assessed to compensate the insurer for services to be performed over future periods.

     The Guaranteed Minimum Accumulation Benefit is the fair value of embedded derivatives on deferred annuity contracts.

     At December 31, 2008 and 2007, of the total policyholders' account balances of $48,766 million and $42,795 million, respectively, the total amounts related to policyholders' account balances that have surrender privileges were $47,927 million and $42,416 million, respectively. The amounts payable in cash to policyholders at December 31, 2008 and 2007 were $46,263 million and $40,884 million, respectively.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table highlights the interest rate assumptions generally utilized in calculating policyholders' account balances, as well as certain withdrawal characteristics associated with these accounts at December 31, 2008:

PRODUCT                             INTEREST RATE     WITHDRAWAL/SURRENDER CHARGES
-------                             -------------     ----------------------------
Deferred annuities................  2.40% to 10.00%   Surrender charges 0% to
                                                      10% for up to 10 years.
Annuities Certain.................  1.60% to 5.00%    No surrender or withdrawal charges.
Universal life contracts..........  3.05% to 6.04%    Various up to 19 years.
Supplementary contracts without
  life contingencies..............  3.50%             No surrender or withdrawal charges.


  FUTURE POLICY BENEFITS

     Future policy benefits at December 31, 2008 and 2007 were as follows (in millions):

                                                             2008     2007
                                                            ------   ------
Life insurance:
  Taiwan business -- 100% coinsured.......................  $  702   $  968
  Other life..............................................      94       75
                                                            ------   ------
       Total life insurance...............................     796    1,043
Individual and group payout annuities.....................   2,870    1,680
Other contract liabilities................................      67       43
                                                            ------   ------
     TOTAL FUTURE POLICY BENEFITS.........................  $3,733   $2,766
                                                            ======   ======



     At December 31, 2008 and 2007, of the total future policy benefits of $3,733 million and $2,766 million, respectively, the total amounts related to policies that have surrender privileges were $732 million and $260 million, respectively. The amounts payable in cash to policyholders at December 31, 2008 and 2007 were $732 million and $260 million, respectively.

     The following table highlights the key assumptions generally utilized in the calculation of future policy benefit reserves at December 31, 2008:

PRODUCT                            MORTALITY               INTEREST RATE           ESTIMATION METHOD
-------                            ---------               -------------           -----------------
Life insurance:                    Based upon best         3.80% - 7.50%           Net level
  Taiwan business-                 estimates at time of                            premium reserve
  100% coinsured                   policy issuance with                            taking into
                                   provision for adverse                           account death
                                   deviations ("PAD").                             benefits, lapses
                                                                                   and maintenance
                                                                                   expenses with
                                                                                   PAD.
Individual and group payout        Based upon best         4.37% - 9.50%           Present value of
  annuities                        estimates at time of                            expected future
                                   policy issuance with                            payments at a
                                   PAD.                                            rate expected at
                                                                                   issue with PAD.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  GUARANTEED MINIMUM BENEFITS

     At December 31, 2008 and 2007, the Company had the following variable contracts with guarantees. (Note that the Company's variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive). For guarantees of amounts in the event of death, the net amount at risk is defined as the current guaranteed minimum death benefit ("GMDB") in excess of the current account balance at the balance sheet date. For guarantees of accumulation balances, the net amount at risk is defined as GMAB minus the current account balance.

  VARIABLE ANNUITY CONTRACTS -- GMDB AND GMAB

     The Company issues certain variable annuity contracts with GMDB and GMAB features that guarantee either:

          a) Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals).

          b) Ratchet: the benefit is the greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).

     The following chart provides the account value, net amount at risk and average attained age of contract holders at December 31, 2008 and 2007 for GMDB and GMAB ($ in millions):

                                                                  2008
                                          ---------------------------------------------------
                                                RETURN OF NET DEPOSITS            RATCHET
                                          ---------------------------------   ---------------
                                          IN THE EVENT OF   ACCUMULATION AT   IN THE EVENT OF
                                               DEATH         SPECIFIED DATE        DEATH
                                               (GMDB)            (GMAB)            (GMDB)
                                          ---------------   ---------------   ---------------
Account value...........................       $3,470            $1,498            $9,940
Net amount at risk......................       $  588            $  468            $3,101
Average attained age of
  contractholders.......................           53                54                55



                                                                  2007
                                          ---------------------------------------------------
                                                RETURN OF NET DEPOSITS            RATCHET
                                          ---------------------------------   ---------------
                                          IN THE EVENT OF   ACCUMULATION AT   IN THE EVENT OF
                                               DEATH         SPECIFIED DATE        DEATH
                                               (GMDB)            (GMAB)            (GMDB)
                                          ---------------   ---------------   ---------------
Account value...........................       $4,635            $1,808           $13,989
Net amount at risk......................       $   11            $    5           $   168
Average attained age of
  contractholders.......................           56                54                56

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following summarizes the liabilities for guarantees on variable contracts reflected in the general account as future policy benefits for GMDB and policyholders' account balances for GMAB in the accompanying Consolidated Balance Sheet (in millions):

                                                       GMDB   GMAB   TOTALS
                                                       ----   ----   ------
Balance at January 1, 2006...........................  $ 30   $  9    $ 39
  Incurred guarantee benefits........................     4     (2)      2
  Paid guarantee benefits............................    (3)    --      (3)
                                                       ----   ----    ----
Balance at December 31, 2006.........................    31      7      38
  Incurred guarantee benefits........................    13     65      78
  Paid guarantee benefits............................    (2)    --      (2)
                                                       ----   ----    ----
Balance at December 31, 2007.........................    42     72     114
  Incurred guarantee benefits........................    33    244     277
  Paid guarantee benefits............................   (10)    --     (10)
                                                       ----   ----    ----
BALANCE AT DECEMBER 31, 2008.........................  $ 65   $316    $381
                                                       ====   ====    ====



     For GMABs, incurred guaranteed minimum benefits incorporates all changes in fair value other than amounts resulting from paid guarantee benefits. GMABs are considered to be derivatives under SFAS No. 149 and are recognized at fair value through interest credited to policyholders' account balances in the accompanying Consolidated Statement of Income (refer to Note 14 -- Fair Value Measurements for discussion on the assumptions).

     The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to policyholder benefits in the accompanying Consolidated Statement of Income, if actual experience or other evidence suggests that earlier assumptions should be revised.

     The following assumptions and methodology were used to determine the GMDB liability at December 31, 2008 and 2007:

     - Data used was 1,000 stochastically generated investment performance scenarios.

     - Mean investment performance assumption ranged from 3.14% to 10.89% for 2008 and 0.77% to 7.50% for 2007.

     - Volatility assumption was 13.08% for 2008 and 14.62% for 2007.

     - Mortality was assumed to be 91.00% of the A2000 table for both 2008 and 2007.

     - Lapse rates vary by contract type and duration and range from 0.50% to 30.00%, with an average of 8.10% for 2008, and 0.50% to 30.00%, with an average of 12.00% for 2007.

     - Discount rates ranged from 6.01% to 7.61% for 2008 and 5.26% to 7.61% for 2007.

     The following table presents the aggregate fair value of assets at December 31, 2008 and 2007, by major investment fund options (including the general and separate account fund options), held by variable annuity products that are subject to GMDB and GMAB benefits and guarantees. Since variable contracts with GMDB

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


guarantees may also offer GMAB guarantees in each contract, the GMDB and GMAB amounts listed are not mutually exclusive (in millions):

                                                    2008               2007
                                              ----------------   ----------------
                                                GMDB     GMAB      GMDB     GMAB
                                              -------   ------   -------   ------
Separate Account:
  Equity....................................  $ 5,367   $  804   $ 9,417   $1,169
  Fixed income..............................    1,782      191     2,177      184
  Balanced..................................    1,550      162     2,063      162
General Account.............................    4,711      341     4,967      293
                                              -------   ------   -------   ------
     TOTAL..................................  $13,410   $1,498   $18,624   $1,808
                                              =======   ======   =======   ======



  SOP 03-1 LIABILITY FOR INDIVIDUAL LIFE PRODUCTS

     SOP 03-1 provides guidance for calculating additional liabilities for contracts with excess insurance benefit features. These excess insurance benefit features are generally those that result in profits in early years and losses in subsequent years. For the Company's individual life contracts, SOP 03-1 primarily affects universal life policies with cost of insurance charges that are significantly less than the expected mortality costs in the intermediate and later policy durations.

     Generally, the Company has separately defined an excess insurance benefit feature to exist when expected mortality exceeds all assessments. This insurance benefit feature is in addition to the base mortality feature, which the Company defines as expected mortality not in excess of assessments.

     The following table summarizes the SOP 03-1 liability for excess insurance benefit features reflected in the general account in future policy benefits at December 31, 2008 and 2007 (in millions):

                                                               2008   2007
                                                               ----   ----
Beginning balance............................................   $29    $23
Net liability increase.......................................    12      6
                                                                ---    ---
Ending balance...............................................   $41    $29
                                                                ===    ===



NOTE 7 -- SEPARATE ACCOUNTS

     The Company maintains twenty separate accounts for its variable deferred annuity and variable life products; nine of these are registered with the SEC. The assets of these separate accounts represent investments in shares of the New York Life sponsored Mainstay VP Series Funds and other non-proprietary funds. The assets in separate accounts for December 31, 2008 and 2007 are as follows (in millions):

                                                            2008      2007
                                                          -------   -------
Registered..............................................  $12,271   $18,340
Non-registered..........................................      610       753
                                                          -------   -------
  TOTAL SEPARATE ACCOUNT ASSETS.........................  $12,881   $19,093
                                                          =======   =======


                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

NOTE 8 -- DEFERRED POLICY ACQUISITION COSTS AND SALES INDUCEMENTS

     An analysis of DAC for the years ended December 31, 2008, 2007 and 2006 is as follows (in millions):

                                                       2008     2007     2006
                                                      ------   ------   ------
Balance at beginning of year                          $3,431   $3,310   $2,978
  Cumulative effect of accounting change, pre-tax
     (SOP 05-1).....................................      --       15       --
                                                      ------   ------   ------
  Balance at beginning of year, as adjusted.........   3,431    3,325    2,978
  Current year additions............................     673      560      593
  Amortized during year.............................    (349)    (432)    (345)
                                                      ------   ------   ------
  Change during year................................     324      128      248
  Balance at end of year before related
     adjustments....................................   3,755    3,453    3,226
  Adjustment for change in unrealized investment
     gains..........................................     912      (22)      84
                                                      ------   ------   ------
  BALANCE AT END OF YEAR............................  $4,667   $3,431   $3,310
                                                      ======   ======   ======



  SALES INDUCEMENTS

     Changes in deferred sales inducements are as follows (in millions):

                                                         2008   2007   2006
                                                         ----   ----   ----
Balance at beginning of year...........................  $272   $228   $230
  Cumulative effect of accounting change, pre-tax (SOP
     05-1).............................................    --      6     --
                                                         ----   ----   ----
  Balance at beginning of year, as adjusted............   272    234    230
  Current year additions...............................    64     90     37
  Amortized during year................................   (59)   (48)   (44)
  Adjustment for change in unrealized investment
     gains.............................................    54     (4)     5
                                                         ----   ----   ----
  BALANCE AT END OF YEAR...............................  $331   $272   $228
                                                         ====   ====   ====



NOTE 9 -- INCOME TAXES

     A summary of the net income tax expense (benefit) included in the accompanying Consolidated Statement of Income is as follows (in millions):

                                                         2008   2007   2006
                                                        -----   ----   ----
Current:
  Federal.............................................  $(167)  $154   $ 85
  State and local.....................................     --      4      1
                                                        -----   ----   ----
                                                         (167)   158     86
Deferred:
  Federal.............................................    104      1     52
                                                        -----   ----   ----
INCOME TAX EXPENSE (BENEFIT)..........................  $ (63)  $159   $138
                                                        =====   ====   ====


                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The components of the net deferred tax asset (liability) reported in other assets and other liabilities in the accompanying Consolidated Balance Sheet as of December 31, 2008 and 2007 are as follows (in millions):

                                                             2008     2007
                                                            ------   ------
Deferred tax assets:
  Future policyholder benefits............................  $  663   $  669
  Employee and agents benefits............................      59       61
  Investments.............................................   1,474       --
  Other...................................................      21       16
                                                            ------   ------
     Gross deferred tax assets............................   2,217      746
                                                            ------   ------
Deferred tax liabilities:
  DAC.....................................................   1,398      964
  Investments.............................................      --       60
                                                            ------   ------
     Gross deferred tax liabilities.......................   1,398    1,024
                                                            ------   ------
       NET DEFERRED TAX ASSET (LIABILITY).................  $  819   $ (278)
                                                            ======   ======



     Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. The Company's management has concluded that the deferred tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

     Below is a reconciliation of the statutory federal income tax rate to the effective tax rate for 2008, 2007 and 2006:

                                                       2008      2007      2006
                                                      -----      ----      ----
Statutory federal income tax rate...................   35.0%     35.0%     35.0%
Tax exempt income...................................  149.4%     (4.7)%    (4.9)%
Uncertain tax position..............................   (7.5)%     2.8%      0.0%
Investment credits..................................   14.8%     (0.8)%    (0.3)%
Other...............................................    4.5%      0.5%      0.0%
                                                      -----      ----      ----
EFFECTIVE TAX RATE..................................  196.2%     32.8%     29.8%
                                                      =====      ====      ====



     Pursuant to the tax allocation agreement discussed in Note 3 -- Recent Accounting Pronouncements, as of December 31, 2008 and 2007, the Company had recorded an income tax receivable/(payable) from New York Life of $85 million and $(95) million, respectively, included in other assets and other liabilities in the accompanying Consolidated Balance Sheet.

     The Company's federal income tax returns are routinely examined by the Internal Revenue Service ("IRS") and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 2001 and is currently auditing tax years 2002 through 2004. There were no material effects on the Company's results of operations as a result of these audits. The Company believes that its recorded income tax liabilities are adequate for all open years.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     A reconciliation of the beginning and ending amount of unrecognized tax benefits at December 31, 2008 and 2007 are as follows (in millions):

                                                                 TOTAL
                                                                UNRECOG-
                                                               NIZED TAX
                                                                BENEFITS
                                                              -----------
                                                              2008   2007
                                                              ----   ----
BEGINNING OF PERIOD BALANCE.................................  $107   $ 94
Reductions for tax positions of prior years.................    (1)    (1)
Additions for tax positions of current year.................    24     14
Settlements with tax authorities............................   (14)    --
                                                              ----   ----
END OF PERIOD BALANCE.......................................  $116   $107
                                                              ====   ====



     The total amount of unrecognized tax benefits that, if recognized, would impact the effective tax rate as of December 31, 2008 and 2007 is $43 million and $42 million, respectively. Total interest and penalties for the years ended December 31, 2008 and 2007, aggregated $8 million and $10 million, respectively, and are included in income tax (benefit) expense in the accompanying Consolidated Statement of Income. At December 31, 2008 and 2007, the Company had accrued $36 million and $33 million, respectively, of liabilities for tax-related interest, which is reported on the accompanying Consolidated Balance Sheet (included in other liabilities). The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

NOTE 10 -- REINSURANCE

     The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk and to be able to issue life insurance policies in excess of its retention limits. Currently, the Company reinsures the mortality risk on new life insurance policies on a quota-share yearly renewable term basis for almost all products. The Company had typically retained 10% of each risk until 2005 when it began retaining larger shares on many products. The quota-share retained now ranges from 10% to 63% and most products are fully retained if the policy size is less than $1 million. Most of the reinsured business is on an automatic basis. Cases in excess of the Company's retention and certain substandard cases are reinsured facultatively. The Company does not have any individual life reinsurance agreements that do not transfer risk or contain risk-limiting features.

     The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company periodically reviews the financial condition of its reinsurers and amounts recoverable in order to minimize its exposure to losses from reinsurer insolvencies. When necessary, an allowance is recorded for reinsurance the Company cannot collect. Three reinsurance companies account for approximately 74% and 72% of the reinsurance ceded to non-affiliates at December 31, 2008 and 2007, respectively.

     In December 2004, the Company reinsured 90% of a block of inforce life insurance business, consisting of Universal Life, Variable Universal Life (VUL), Target Life and Asset Preserver, with New York Life. The agreement used a combination of coinsurance with funds withheld for the fixed portion maintained in the general account and modified coinsurance (MODCO) for the VUL policies in the Separate Accounts. Under both the MODCO and Funds Withheld treaties, the Company will retain the assets held in relation to the policyholders' account balances and separate account liabilities. An experience refund will be paid to the Company at the end of each quarterly accounting period for 100% of the profits in excess of $5 million per year. Under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" Implementation Issue No. B36, "Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments that Incorporate Credit Risk Exposures that are Unrelated or Only Partially Related to Creditworthiness of the Obligor under those Instruments", the Funds Withheld and the MODCO treaties, along with the experience rating refund represents an embedded derivative, which is required to be carried at fair value. The fair value of this embedded derivative approximated $9 million and

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


$4 million for December 31, 2008 and 2007, respectively, and is included in amounts recoverable from reinsurer in the accompanying Consolidated Balance Sheet. The change in fair value of this embedded derivative was $5 million, $1 million and $3 million for the years ended December 31, 2008, 2007 and 2006, respectively, and is included in net revenue from reinsurance in the accompanying Consolidated Statement of Income.

     In connection with the above described reinsurance agreement with New York Life, the Company recorded a deferred gain of $244 million, which includes the $25 million purchase price and $219 million of GAAP reserves recoverable from the reinsurer in excess of the funds withheld liability. For the years ended December 31, 2008, 2007 and 2006, $75 million, $44 million and $54 million, respectively, of the deferred gain was amortized and is included in net revenue from reinsurance in the accompanying Consolidated Statement of Income. The effect of this affiliated reinsurance agreement for the years ended December 31, 2008, 2007 and 2006 was as follows (in millions):

                                                       2008     2007     2006
                                                      ------   ------   ------
Fees-universal life policies ceded..................  $  305   $  317   $  341
                                                      ------   ------   ------
Net revenue from reinsurance........................  $  211   $  204   $  210
                                                      ------   ------   ------
Policyholders' benefits ceded.......................  $   95   $  110   $  130
                                                      ------   ------   ------
Amounts recoverable from reinsurer..................  $5,692   $5,455   $5,238
                                                      ------   ------   ------
Amounts payable to reinsurer........................  $5,653   $5,349   $5,089
                                                      ------   ------   ------
Other liabilities (deferred gain, net of
  amortization).....................................  $   51   $  126   $  170
                                                      ------   ------   ------



     Effective July 1, 2002, the Company transferred the Taiwan branch's insurance book of business to an affiliated company, New York Life Insurance Taiwan Corporation ("NYLT"), an indirect wholly owned subsidiary of New York Life. The Company is jointly liable with NYLT for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet matured obligations. NYLT is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against the Company. The transfer of the branch's net assets was accounted for as a long-duration coinsurance transaction. Under this accounting treatment, the insurance related liabilities remain on the books of the Company and an offsetting reinsurance recoverable is established. Additionally, premiums and benefits associated with any business sold prior to July 1, 2002 are reflected in the Company's accompanying Consolidated Statement of Income.

     Accordingly, the Company recorded the following with respect to this transaction (in millions):

                                                        2008   2007    2006
                                                        ----   ----   ------
Amounts recoverable from reinsurer....................  $702   $968   $1,055
Premiums ceded........................................  $ 74   $121   $  158
Benefits ceded........................................  $367   $214   $   81

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The effects of all reinsurance for the years ended December 31, 2008, 2007 and 2006 were as follows (in millions):

                                                       2008     2007     2006
                                                      ------   ------   ------
Premiums:
  Direct............................................  $1,447   $  976   $  723
  Assumed...........................................       2        1        1
  Ceded.............................................     (75)    (122)    (159)
                                                      ------   ------   ------
Net premiums........................................  $1,374   $  855   $  565
                                                      ======   ======   ======
Fees-universal life and annuity policies ceded......  $  539   $  515   $  509
                                                      ------   ------   ------
Net revenue from reinsurance........................  $  206   $  206   $  214
                                                      ------   ------   ------
Policyholders' benefits ceded.......................  $  704   $  522   $  350
                                                      ------   ------   ------
Increase in ceded liabilities for future
  policyholder benefits.............................  $   16   $   11   $    8
                                                      ------   ------   ------
Amounts recoverable from reinsurer..................  $6,604   $6,601   $6,432
                                                      ------   ------   ------
Amounts payable to reinsurer........................  $5,686   $5,379   $5,114
                                                      ------   ------   ------
Other liabilities (deferred gain, net of
  amortization).....................................  $   51   $  126   $  170
                                                      ------   ------   ------



NOTE 11 -- DERIVATIVE FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

     The Company uses derivative financial instruments to manage interest rate, currency, credit and market risk. These derivative financial instruments include interest rate and equity options as well as interest rate, currency and credit default swaps. The Company does not engage in derivative financial instrument transactions for speculative purposes.

     The Company deals with highly rated counterparties and does not expect the counterparties to fail to meet their obligations under the contracts. The Company has controls in place to monitor credit exposures by limiting transactions with specific counterparties within specified dollar limits and assessing the creditworthiness of counterparties. The Company uses netting arrangements incorporated in master agreements and collateral support agreements with counterparties and adjusts transaction levels, when appropriate, to minimize risk.

     To further minimize risk, credit support annexes are negotiated as part of swap documentation entered into by the Company with counterparties. The credit support annex requires that a derivative counterparty post collateral to secure that portion of its anticipated derivative obligation in excess of a specified threshold. The threshold typically declines with a decline in the counterparties' rating. Collateral received is invested in short-term investments.

     In September 2008, one of our derivative counterparties, Lehman Brothers Special Financing Inc. ("Lehman Brothers"), filed for chapter 11 bankruptcy. As a result, the Company terminated all derivative contracts with Lehman Brothers prior to their scheduled maturity dates. In accordance with SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("SFAS 133"), a gain of $5 million, which represents the effective portion of hedging contracts at the date they were de-designated, was recorded in accumulated other comprehensive income. The gains will be reclassified into net investment losses when the hedged forecasted transactions occur. A gain from the ineffective portion of the hedge transactions of $2 million, along with the gain on contracts that did not qualify for hedge accounting of $3 million, resulted in an aggregated realized gain of $5 million in net investment losses in the accompanying Consolidated Statement of Income.

     Notional or contractual amounts of derivative financial instruments provide a measure of involvement in these types of transactions and do not represent the amounts exchanged between the parties engaged in the transaction.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


The amounts exchanged are determined by reference to the notional amounts and other terms of the derivative financial instruments, which relate to interest rates, exchange rates, or other financial indices.

     The following table presents the notional and fair value of derivative financial instruments for the years ended December 31, 2008 and 2007 (in millions):

                                                  DECEMBER 31,       DECEMBER 31,
                                                      2008               2007
                                                ----------------   ----------------
                                                NOTIONAL    FAIR   NOTIONAL    FAIR
                                                  VALUE    VALUE     VALUE    VALUE
                                                --------   -----   --------   -----
Interest rate swaps...........................   $   318    $ 27    $ 1,183    $ 12
Currency swaps................................       101       7        129     (14)
Equity options................................       239      61        315      19
Interest rate options.........................    17,975       6     19,050      27
Credit default swaps..........................        13      (1)         1      --
                                                 -------    ----    -------    ----
  TOTAL.......................................   $18,646    $100    $20,678    $ 44
                                                 =======    ====    =======    ====



     The notional and fair value amounts by type of hedge designation for the years ended December 31, 2008 and 2007 is as follows (in millions):

                                                  DECEMBER 31,       DECEMBER 31,
                                                      2008               2007
                                                ----------------   ----------------
                                                NOTIONAL    FAIR   NOTIONAL    FAIR
                                                  VALUE    VALUE     VALUE    VALUE
                                                --------   -----   --------   -----
Fair value hedges.............................   $    --    $ --    $    --    $--
Cash flow hedges..............................       178      30        245     --
Non-qualifying derivatives....................    18,468      70     20,433     44
                                                 -------    ----    -------    ---
  TOTAL.......................................   $18,646    $100    $20,678    $44
                                                 =======    ====    =======    ===



     For the years ended December 31, 2008 and 2007, there were no net investment gains or losses related to the ineffective portion of fair value hedges.

     During 2008 and 2007, there were no fair value hedges that discontinued hedge accounting treatment due to ineffectiveness.

     Presented below is a roll forward of the components of other comprehensive income (loss) before taxes related to cash flow hedges (in millions):

                                                           2008   2007   2006
                                                           ----   ----   ----
Other comprehensive income (loss) balance at the
  beginning of the year..................................   $(2)   $ 2    $ 7
Gains (losses) deferred in other comprehensive income on
  the effective portion of cash flow hedges..............    31     (5)    (7)
Gains reclassified to net income.........................     6      1      2
                                                            ---    ---    ---
Other comprehensive income (loss) balance at the end of
  the year...............................................   $35    $(2)   $ 2
                                                            ===    ===    ===



     The ineffective portion of cash flow hedges totaled less than $1 million for year ended December 31,2008. For the years ended December 31, 2007, and 2006, the ineffective portion of the cash flow hedges was less than $1 million. All components of each derivative's gains or losses were included in the assessment of hedge ineffectiveness. There were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS No. 149. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     For cash flow hedges, the estimated amount of existing gains and losses that are reported in accumulated other comprehensive income at December 31, 2008 related to periodic interest payments on assets and liabilities being hedged that is expected to be reclassified into earnings within the next 12 months is less than $1 million.

     The Company has derivative instruments that do not qualify for hedge accounting treatment, which include interest rate corridor and equity options and various interest rate swaps. Derivatives that do not qualify for hedge accounting are carried at fair value with changes in value included in net investment gains and losses. For the years ended December 31, 2008, 2007 and 2006, the Company included in net investment losses in the accompanying Consolidated Statement of Income $10 million, $16 million and $(6) million, respectively, for changes in fair value related to derivatives that do not qualify for hedge accounting.

     As of December 31, 2008 and 2007, there were no embedded derivatives that could not be separated from their host contracts.

NOTE 12 -- COMMITMENTS AND CONTINGENCIES

  LITIGATION

     The Company is a defendant in individual and/or alleged class action suits arising from its agency sales force, insurance (including variable contracts registered under the federal securities law), investment, retail securities, and/or other operations, including actions involving retail sales practices. Most of these actions seek substantial or unspecified compensatory and punitive damages. The Company is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.

     Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, the Company believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on the Company's operating results for a given year.

  ASSESSMENTS

     Most of the jurisdictions in which the Company is licensed to transact business, require life insurers to participate in guaranty associations which are organized to pay contractual benefits pursuant to insurance policies issued by impaired, insolvent or failed life insurers. In the U.S. these associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the line of business in which the impaired, insolvent or failed life insurer is engaged. Some states permit member insurers to recover assessments through full or partial premium tax offsets.

     The Company has received notification of the insolvency of various life insurers. It is expected that these insolvencies will result in remaining guaranty fund assessments against the Company of approximately $10 million, which have been accrued in other liabilities in the accompanying Consolidated Balance Sheet.

  LOANED SECURITIES AND REPURCHASE AGREEMENTS

     The Company participates in a securities lending program for the purpose of enhancing income on certain securities held. At December 31, 2008 and 2007, $1,152 million and $1,625 million, respectively, of the Company's fixed maturity securities were on loan to others. Such assets reflect the extent of the Company's involvement in securities lending, not the Company's risk of loss. At December 31, 2008 and 2007, the Company recorded cash collateral received under these agreements of $1,197 million and $1,656 million, respectively, and established a corresponding liability for the same amount, which is included in other liabilities in the accompanying Consolidated Balance Sheet. The Company did not hold collateral in the form of securities at December 31, 2008 or 2007.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The Company enters into agreements to purchase and resell securities, and agreements to sell and repurchase securities for the purpose of enhancing income on the securities portfolio. At December 31, 2008 and 2007, the Company had agreements to purchase and resell securities totaling $185 million and $682 million at an average coupon rate of 0.02% and 4.20%, respectively. At December 31, 2008, the Company had agreements to sell and repurchase securities totaling $36 million at an average coupon rate of 5.09%. At December 31, 2007, the Company had agreements to sell and repurchase securities totaling $2 million at an average coupon rate of 4.50%.

NOTE 13 -- RELATED PARTY TRANSACTIONS

     The Company has significant transactions with New York Life and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

     New York Life provides the Company with services and facilities for the sale of insurance and other activities related to the business of insurance. New York Life charges the Company for the identified costs associated with these services and facilities under the terms of an administrative service agreement between New York Life and the Company. Such costs, amounting to $668 million, $629 million and $624 million for the years ended December 31, 2008, 2007 and 2006, respectively, are reflected in operating expenses and net investment income in the accompanying Consolidated Statement of Income.

     In 2008, the Company received a $1,218 million capital contribution in the form of securities and cash transferred to it by New York Life. The securities consisted of unaffiliated common stock having a fair value of $902 million, and fixed maturities having a fair value of $301 million. Cash and receivables transferred amounted to $15 million.

     The Company is a party to an affiliated group air transportation service agreement entered into with NYLIFE LLC, a direct wholly owned subsidiary of New York Life, in November 2004. Under the terms of the agreement the Company, in conjunction with certain specified affiliates, leases an aircraft from NYLIFE LLC. Costs associated with the lease are determined on a fully allocated basis and allotted to the parties based on usage. For the years ended December 31, 2008, 2007 and 2006, the Company's share of expenses associated with the lease of the aircraft was $1 million. The agreement expires in November 2009, with automatic one-year renewals, unless terminated earlier.

     The Company has entered into an investment advisory and administrative services agreement with New York Life Investments whereby New York Life Investments provide investment advisory services to the Company. At December 31, 2008, 2007 and 2006, the total cost for these services amounted to $46 million, $41 million and $40 million, respectively, which are included in the costs of services billed by New York Life to the Company, as noted above.

     In addition, New York Life Investments has an Investment Advisory Agreement with the Mainstay VP Series Fund, Inc. (the "Fund"), a registered investment company whose shares are sold to various separate accounts of the Company. New York Life Investments, the administrator of the Fund, and the Company have entered into agreements regarding administrative services to be provided by the Company. Under the terms of the agreement, New York Life Investments pays the Company administrative fees for providing services to the Fund. The Company recorded fee income from New York Life Investments for the years ended December 31, 2008, 2007 and 2006 of $15 million, $17 million, and $15 million, respectively.

     At December 31, 2008 and 2007, the Company had a net liability of $295 million and $197 million, respectively, for the above-described services, which are included in other liabilities in the accompanying Consolidated Balance Sheet. The terms of the settlement generally require that these amounts be settled in cash within ninety days.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     To satisfy its obligations under certain structured settlement agreements with unaffiliated insurance companies, beneficiaries and other non-affiliated entities, the Company owns certain single premium annuities issued by New York Life. The carrying value of the annuity contracts is based upon the actuarially determined value of the obligations under the structured settlement contracts, which generally have some life contingent benefits. The obligations are based upon the actuarially determined present value of expected future payments. Interest rates used in establishing such obligations range from 5.02% to 7.81%. At December 31, 2008 and 2007, the carrying value of the interest in annuity contracts and the obligations under structured settlement agreements in the accompanying Consolidated Balance Sheet amounted to $4,716 million and $4,468 million, respectively. The Company has directed New York Life to make the payments under the annuity contracts directly to the payees under the structured settlement agreements.

     In addition, the Company has issued certain annuity contracts to New York Life in order that New York Life may satisfy its third party obligations under certain structured settlement agreements. Interest rates used in establishing such obligations range from 5.84% to 6.30%. The Company has been directed by New York Life to make the payments under the annuity contracts directly to the beneficiaries under these structured settlement agreements. At December 31, 2008 and 2007, the amount of outstanding reserves on these contracts included in future policy benefits was $178 million and $184 million, respectively.

     The Company has a variable product distribution agreement with NYLIFE Distributors, an indirect wholly owned subsidiary of New York Life, granting NYLIFE Distributors the exclusive right to distribute, and be the principal underwriter of the Company's variable product policies. NYLIFE Distributors has an agreement with NYLIFE Securities, another indirect wholly owned subsidiary of New York Life, under which registered representatives of NYLIFE Securities solicit sales of these policies. In connection with this agreement, the Company incurred commission expense to NYLIFE Securities' registered representatives of $86 million, $111 million and $92 million, for the years ended December 31, 2008, 2007 and 2006, respectively.

     In addition, the Company entered into a service fee agreement with NYLIFE Securities effective July 1, 2008, whereby NYLIFE Securities charges the Company a fee for management and supervisory services rendered in connection with variable life and variable annuity sales and in-force business. For the year ended December 31, 2008, the Company incurred an expense of $14 million under this new agreement. At December 31, 2008, the Company recorded a payable to NYLIFE Securities of less than $1 million under this new agreement.

     The Company has a credit agreement with New York Life, dated April 1, 1999, wherein New York Life can borrow funds from the Company. The maximum amount available to New York Life is $490 million. No outstanding balance was due to the Company at December 31, 2008 or December 31, 2007.

     The Company also has a credit agreement with New York Life, dated September 30, 1993, in which the Company can borrow up to $490 million. During 2008 and 2007, the credit facility was not used, no interest was paid and no outstanding balance was due.

     As an alternative credit facility to the foregoing credit arrangement with New York Life, on December 23, 2004, the Company entered into a credit agreement with New York Life Capital Corporation ("Capital Corporation"), an indirect wholly owned subsidiary of New York Life, in which the Company can borrow up to $490 million. As of December 31, 2008 and 2007 there was no outstanding balance due to Capital Corporation. There was no interest expense for 2008. Interest expense for 2007 and 2006 was $1 million and $5 million, respectively.

     During August 2003, the Company transferred without recourse several private placement debt securities to Madison Capital Funding LLC ("MCF"). MCF is an indirect wholly owned subsidiary of New York Life. MCF paid for the purchase price of the securities transferred by delivering to the Company promissory notes with terms identical to the securities transferred. At December 31, 2008 and 2007, the Company had recorded a receivable from

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


MCF, included in other assets, of $5 million. The Company received interest payments from MCF of less than $1 million for the years ended December 31, 2008, 2007 and 2006.

     The Company has a participation agreement with MCF, which allows with the Company to purchase collateralized loans to third parties underwritten by MCF. Under the participation agreement, NYLIAC assumes the performance risk on these loans with no recourse against MCF. In 2008 the Company purchased certain loans from MCF with a commitment amount of $269 million. In 2007, the Company purchased certain loans from MCF with a commitment amount of $88 million. These loans are reported in other investments in the accompanying Consolidated Balance Sheet.

     The Company has an arrangement with New York Life whereby a policyholder may convert a New York Life term policy or term rider to a Target Life policy issued by the Company, without any additional underwriting. As compensation for this arrangement, the Company recorded other income of $4 million, $15 million and $14 million for the years ended December 31, 2008, 2007 and 2006, respectively.

     The Company has an arrangement with NYLIFE Insurance Company of Arizona ("NYLAZ"), a wholly owned subsidiary of New York Life, whereby a policyholder may convert a NYLAZ term policy to a permanent cash value life insurance policy issued by the Company without any additional underwriting. As compensation for this arrangement, the Company recorded other income of $2 million from NYLAZ for the year ended December 31, 2008.

     The Company has issued various Corporate Owned Life Insurance policies to New York Life for the purpose of informally funding certain benefits for New York Life employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. As of December 31, 2008 and 2007, the Company recorded liabilities of approximately $2,363 million and $2,395 million, respectively, which are included in policyholders' account balances and separate account liabilities in the accompanying Consolidated Balance Sheet.

     The Company has also issued various Corporate Owned Life Insurance policies to separate Voluntary Employees' Beneficiary Association (VEBA) trusts formed for the benefit of New York Life's retired employees and agents. These policies were issued on the same basis as policies sold to unrelated customers. As of December 31, 2008 and 2007, policyholders' account balances and separate account liabilities related to these policies aggregated $243 million and $313 million, respectively.

     The Company has an agreement with NYLINK Insurance Agency Incorporated ("NYLINK"), an indirect wholly owned subsidiary of New York Life, granting NYLINK the right to solicit applications for the Company's products through NYLINK's subagents. For the year ended December 31, 2008, the Company recorded commission and fee expense to NYLINK agents of $3 million. For the years ended December 31, 2007 and 2006, the Company recorded commission and fee expense to NYLINK agents of $6 million.

     Effective December 31, 2004, the Company entered into a reinsurance agreement with New York Life (see Note 10 -- Reinsurance for more details).

     Effective July 1, 2002, the Company transferred its Taiwan branch insurance book of business to NYLT, which is accounted for as a long-duration coinsurance transaction (see Note 10 -- Reinsurance for more details).

NOTE 14 -- FAIR VALUE MEASUREMENTS

     As discussed in Note 3 -- Recent Accounting Pronouncements, SFAS No. 157 defines fair value and establishes a framework for measuring fair value that includes a three level hierarchy. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS No. 157 establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


value measurements falls is determined based on the lowest level input that is significant to the fair value measurements.

     The Company applied the provisions of SFAS No. 157 prospectively to assets and liabilities measured at fair value. The adoption of SFAS No. 157 changed the valuation of freestanding derivatives as well as some embedded derivatives in insurance contracts. The change in valuation resulted from the inclusion of the Company's own credit standing, as well as that of the counterparty, in the valuation. The Company's adoption of SFAS No. 157 did not materially impact the fair values of other financial instruments.

     The levels of the fair value hierarchy are based on the inputs to the valuation as follows:

LEVEL 1 Fair value is based on unadjusted quoted prices for identical assets or liabilities in an active market. This would include active exchange-traded equity and derivative securities, certain cash equivalents and open-ended mutual funds with a daily net asset value
         ("NAV") and no restrictions.
LEVEL 2 Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active, or other model driven inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 includes U.S. Government and agency mortgage-backed debt securities, corporate debt securities, cash equivalents and short-term securities, certain private placements, and certain derivative contracts. Fair value for the fixed maturities in this category are priced principally by independent pricing services or by internal models using observable inputs. Fair values for derivatives, in this category, are priced by internal models using observable inputs.
LEVEL 3 Instruments whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurements. These inputs reflect management's own assumptions in pricing the asset or liability. Pricing may also be based upon broker quotes that do not represent an offer to transact. Examples include certain private equity investments, certain asset-backed and mortgage-backed securities, certain highly structured securities, and embedded derivatives in insurance contracts.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The following table represents the balances of assets and liabilities measured at fair value on a recurring basis as of December 31, 2008 (in millions):

                                              QUOTED PRICES
                                                IN ACTIVE      SIGNIFICANT    SIGNIFICANT
                                               MARKETS FOR      OBSERVABLE   UNOBSERVABLE
                                            IDENTICAL ASSETS      INPUTS        INPUTS
                                                (LEVEL 1)       (LEVEL 2)      (LEVEL 3)     TOTAL
                                            ----------------   -----------   ------------   -------
ASSETS:
Fixed maturities:
  Available-for-sale......................       $    --         $39,538        $1,770      $41,308
  Trading.................................            --              16            36           52
Equity securities:
  Available-for-sale......................         1,130               2             1        1,133
Other investments(1)......................            --             114             4          118
Cash and cash equivalents.................             4             864            --          868
Amounts recoverable from reinsurers.......            --              --             9            9
Separate account assets...................         9,038           3,693           150       12,881
                                                 -------         -------        ------      -------
TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE
  ON A RECURRING BASIS....................       $10,172         $44,227        $1,970      $56,369
                                                 =======         =======        ======      =======
LIABILITIES:
Policyholders' account balances(2)........            --              --           316          316
Other liabilities(1)......................            --              17             1           18
                                                 -------         -------        ------      -------
TOTAL LIABILITIES ACCOUNTED FOR AT FAIR
  VALUE ON A RECURRING BASIS..............       $    --         $    17        $  317      $   334
                                                 =======         =======        ======      =======



--------

(1)  Other investments and other liabilities consist of derivatives.

(2) Policyholder account balances represent embedded derivatives bifurcated from host contracts.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The table below presents a reconciliation of all Level 3 assets and liabilities for the year ended December 31, 2008 (in millions):

                                                                         ASSETS
                                    --------------------------------------------------------------------------------
                                                                    EQUITY
                                       FIXED         FIXED        SECURITIES                    AMOUNTS
                                    MATURITIES,   MATURITIES,   UNAFFILIATED,                 RECOVERABLE   SEPARATE
                                     AVAILABLE      TRADING       AVAILABLE        OTHER          FROM       ACCOUNT
                                     -FOR-SALE     SECURITIES     -FOR-SALE     INVESTMENTS    REINSURERS    ASSETS
                                    -----------   -----------   -------------   -----------   -----------   --------
FAIR VALUE, BEGINNING OF YEAR....      $1,731         $52            $ 3            $(1)          $ 3         $ --
  Total gains (losses)
     (realized/unrealized):
  Included in earnings
       Net investment income(1)..           5           1             --             --            --           --
       Net investment gains
          (losses)...............         (54)         (9)            (8)            --            --          (75)
       Other income..............          --          --             --             --             6           --
       Interest credited to
          policyholders' account
          balances...............          --          --             --             --            --           --
     Other comprehensive income..        (297)         --             --              5            --           --
  Purchases, sales, issuances,
     and settlements.............         173          (4)             1             --            --           67
  Transfers into (out of) Level
     3(2)........................         212          (4)             5             --            --          158
                                       ------         ---            ---            ---           ---         ----
FAIR VALUE, END OF YEAR..........      $1,770         $36            $ 1            $ 4           $ 9         $150
                                       ======         ===            ===            ===           ===         ====




                                                                    LIABILITIES
                                                            ---------------------------
                                                            POLIYHOLDERS'
                                                               ACCOUNT         OTHER
                                                               BALANCES     LIABILITIES
                                                            -------------   -----------
FAIR VALUE, BEGINNING OF YEAR.............................       $ 72           $--
  Total gains (losses) (realized/unrealized):
  Included in earnings
       Net investment income(1)...........................         --            --
       Net investment gains (losses)......................         --             1
       Other income.......................................         --            --
       Interest credited to policyholders' account
          balances........................................        236            --
     Other comprehensive income...........................         --            --
  Purchases, sales, issuances, and settlements............          8            --
  Transfers into (out of) Level 3(2)......................         --            --
                                                                 ----           ---
FAIR VALUE, END OF YEAR...................................       $316           $ 1
                                                                 ====           ===



--------

(1) Net investment income includes amortization of discount and premium on fixed maturities.
(2) Transfers into (out of) Level 3 are reported at the value as of beginning of the year in which the transfer occurred.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  TRANSFERS

     Net transfers into Level 3 for fixed maturities available-for-sale totaled $212 million during the year ended December 31, 2008. Transfers into Level 3 for these investments were primarily the result of unobservable inputs utilized within valuation methodologies and the use of broker quotes in place of previous observable information from third party pricing services or internal models. Partially offsetting these transfers into Level 3 were transfers out of Level 3 due to the use of observable inputs in valuation methodologies as well as the utilization of pricing service information for certain assets.

     The table below includes the unrealized gains (losses) for the year ended December 31, 2008 by category for Level 3 assets and liabilities still held at December 31, 2008 (in millions):

                                                                         ASSETS
                                    --------------------------------------------------------------------------------
                                                                    EQUITY
                                       FIXED         FIXED        SECURITIES                    AMOUNTS
                                    MATURITIES,   MATURITIES,   UNAFFILIATED,                 RECOVERABLE   SEPARATE
                                     AVAILABLE-     TRADING       AVAILABLE-       OTHER          FROM       ACCOUNT
                                      FOR-SALE     SECURITIES      FOR-SALE     INVESTMENTS    REINSURER     ASSETS
                                    -----------   -----------   -------------   -----------   -----------   --------
EARNINGS:
  Net investment income..........      $   4          $  1           $--            $--           $--         $ --
  Net investments gains
     (losses)(3).................        (54)          (10)           (8)            --            --          (75)
  Other income...................         --            --            --             --             6           --
  Interest credited to
     policyholders' account
     balance.....................         --            --            --             --            --           --
  Other comprehensive income.....       (296)           --            --              5            --           --
                                       -----          ----           ---            ---           ---         ----
TOTAL CHANGE IN UNREALIZED GAINS
  (LOSSES).......................      $(346)         $ (9)          $(8)           $ 5           $ 6         $(75)
                                       =====          ====           ===            ===           ===         ====




                                                                      LIABILITIES
                                                              ---------------------------
                                                              POLIYHOLDERS'
                                                                 ACCOUNT         OTHER
                                                                 BALANCES     LIABILITIES
                                                              -------------   -----------
EARNINGS:
  Net investment income.....................................       $ --           $--
  Net investments gains (losses)(3).........................         --            (1)
  Other income..............................................         --            --
  Interest credited to policyholders' account balance.......        237            --
  Other comprehensive income................................         --            --
                                                                   ----           ---
TOTAL CHANGE IN UNREALIZED GAINS (LOSSES)...................       $237           $(1)
                                                                   ====           ===



--------

(3) The net investment gains and losses included for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. Separate account liabilities are not included in the above table, as they are reported at contract value and not fair value in the accompanying Consolidated Balance Sheet.

  DETERMINATION OF FAIR VALUES

     The Company has an established and well-documented process for determining fair value. The following is a description of the valuation methodologies used to determine fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

  FIXED MATURITY AND EQUITY SECURITIES

     The fair value of fixed maturity and equity securities is determined by considering one of three primary sources. Security pricing is applied using a hierarchy approach whereby publicly available prices are first sought from third party pricing services, the remaining un-priced securities are submitted to independent brokers for prices and lastly, securities are priced using an internal pricing model.

     Prices from a third party pricing vendor based on unadjusted quotes from an active market are classified as Level 1 within the fair value hierarchy. These generally include exchange-traded equity securities. An active market is defined as a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

     Prices from a third party pricing vendor for securities that are not traded on an exchange are generally valued using a discounted cash-flow model or a market approach. Typical inputs used by these pricing sources include, but are not limited to; benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds. The Company has determined that these inputs are market observable and such prices are generally classified into Level 2 of the fair value hierarchy.

     Broker quotes are non-binding and are generally considered Level 3.

     Prices from pricing services and broker quotes are validated on an ongoing basis to ensure the adequacy and reliability of the fair value measurements. The Company performs both quantitative and qualitative analysis of the prices including initial and ongoing review of third party pricing methodologies, back testing of recent trades, and a thorough review of pricing trends and statistics.

     Independent pricing vendors do not cover private placement securities. These securities are priced by an internally developed model based upon assigned comparable public issues adjusted for liquidity, maturity and rating. The Company assigns a credit rating based upon internal analysis. Private placement securities are generally classified in Level 2 of the fair value hierarchy. Where adjustments for liquidity are considered significant to the overall price, private placements are then classified in Level 3.

     Also, certain securities are priced based upon internal valuations using significant unobservable inputs and are considered Level 3.

  DERIVATIVE INSTRUMENTS

     Derivative instruments are reported on the Consolidated Balance Sheet at fair value and are reported in Other Investments or Other Liabilities. Derivative instruments generally are fair valued using pricing valuation models, which utilize observable market data. The remaining derivatives are either exchange-traded or priced by broker quotations.

     Derivative instruments classified as Level 1 in the fair value hierarchy include certain option contracts that are traded on an active exchange.

     Derivative instruments classified as Level 2 primarily include interest rate, currency, and certain credit default swaps, currency forwards and options. Over-the-counter ("OTC") derivatives are privately negotiated financial contracts and are fair valued using market-based inputs to models. Where models are used, the selection of a particular model depends upon the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, and measures of volatility. For OTC derivatives that trade in liquid markets, such as currency forwards, swaps and options, model inputs are observable in the market for substantially the full term and can be verified. Such instruments are classified within Level 2 of the fair value hierarchy.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     OTC derivatives that are currently valued using broker quotations are classified within Level 3 of the fair value hierarchy.

     Valuations of OTC derivatives are adjusted for non-performance risk. The Company uses default estimates implied by credit default swap spreads on senior obligations of the counterparty in order to provide an objective basis for such estimates. When in a liability position, the Company uses its own medium term note spread to estimate the default rate.

  CASH EQUIVALENTS

     Cash equivalents carried at fair value include money market funds, Treasury bills, commercial paper and other highly liquid instruments. Money market funds are valued using a daily NAV and therefore, are classified as Level 1. The remaining instruments are generally not traded in active markets, however their fair value are based on observable inputs and therefore they are classified as Level 2 within the fair value hierarchy.

  SEPARATE ACCOUNT ASSETS

     Separate account assets are carried at fair value and reported as a summarized total on the Consolidated Balance Sheet in accordance with SOP 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Non-traditional Long Duration Contracts and for Separate Accounts" ("SOP 03-1"). Assets within the separate account are primarily invested in mutual funds, equities and limited partnerships. The separate account assets are valued and assigned within the fair value hierarchy, consistent with the methodologies described herein for similar financial instruments held within the general account of the Company.

  POLICYHOLDERS' ACCOUNT BALANCES

     Policyholders' account balances consist of embedded derivatives bifurcated from host contracts. Included is the embedded derivative for GMAB.

     The fair values of GMAB liabilities are calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. The expected cash flows are discounted using the swap rate plus a spread based upon the Company's medium term notes. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models. Significant inputs to these models include capital market assumptions, such as interest rate, equity market, and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates and withdrawal rates. These assumptions are reviewed at least annually, and updated based upon historical experience. Since many of the assumptions utilized are unobservable and are considered to be significant inputs to the liability valuation, the liability included in policyholders' account balances has been reflected within Level 3 of our fair value hierarchy.

  NON-RECURRING FAIR VALUE MEASUREMENTS

     As discussed in Note 3 -- Recent Accounting Pronouncements, the Company elected to defer the provisions of SFAS No. 157 related to the non-financial assets and non-financial liabilities within the scope of FSP FAS No. 157-2.

  FAIR VALUE OF OTHER FINANCIAL INSTRUMENTS

     SFAS No. 107, "Disclosures about Fair Value of Financial Instruments", requires disclosure of fair value information of financial instruments whether or not fair value is recognized in the Consolidated Balance Sheet, for which it is practicable to estimate fair value.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

     The carrying value and estimated fair value of instruments not otherwise disclosed in Note 4 of the Notes to the Consolidated Financial Statements at December 31, 2008 and 2007 are presented below (in millions):

                                                        2008                        2007
                                             -------------------------   -------------------------
                                             CARRYING   ESTIMATED FAIR   CARRYING   ESTIMATED FAIR
                                               VALUE         VALUE         VALUE         VALUE
                                             --------   --------------   --------   --------------
ASSETS
Mortgage loans.............................   $ 5,653       $ 5,274       $ 5,208       $ 5,234
Collateralized third party commercial
  loans....................................       353           342           155           155
Securities purchased under agreements to
  resell...................................       185           185           682           682
LIABILITIES
Policyholders' account
  balances -- investment contracts.........    25,637        24,193        20,502        20,502
Collateral received on securities lending
  and repurchase agreements................     1,197         1,197         1,656         1,656


     For mortgage loans, fair value is determined by discounting the projected cash flow for each loan to determine the current net present value. The discount rate used approximates the current rate for new mortgages with comparable characteristics and similar remaining maturities.

     For collateralized third party loans the estimated fair value for the loan portfolio at December 31, 2008 is based on prevailing interest rate spreads in the market. Fair value was calculated by discounting future cash flows using prevailing interest rates on similar loans. At December 31, 2007, fair value was considered to approximate carrying value as the spreads reflected market conditions at that time.

     Due to the short-term nature (generally one month) of securities purchased under agreements to resell, the asset's carrying value approximates fair value.

     For policyholders' account balances -- investment contracts, such as supplementary contracts without life contingencies and other deposit type contracts, account value approximates fair value. For fixed deferred annuities, fair value is based upon a stochastic valuation using risk neutral assumptions for financial variables and Company specific assumptions for lapses, mortality and expenses. For annuities certain liabilities, fair values are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. At December 31, 2007, fair value was considered to approximate carrying value.

     For collateral received on securities lending and repurchase agreements included on the accompanying Consolidated Balance Sheet, the carrying value of the liability approximates fair value since these borrowings are generally short-term in nature.

NOTE 15 --  SUPPLEMENTAL CASH FLOW INFORMATION

     Income taxes paid were $13 million, $146 million and $78 million during 2008, 2007 and 2006, respectively.

     Total interest paid was $15 million, $17 million and $18 million during 2008, 2007 and 2006, respectively.

     There was a non-cash capital contribution transaction of $1,207 million for the year ended December 31, 2008. The capital contributed consisted of $902 million in equity securities, $301 million in fixed maturity securities and $4 million in other assets. Non-cash investing transactions were $4 million and $35 million for the years ended December 31, 2007 and 2006, respectively.

                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)

NOTE 16 -- STATUTORY FINANCIAL INFORMATION

     Accounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP. The Delaware Insurance Department (the "Department") recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the Delaware Insurance Law. In making such determinations, the Department gives no consideration to financial statements prepared in accordance with accounting principles generally accepted in the United States of America.

     The National Association of Insurance Commissioners' ("NAIC") Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed or permitted practices by the state of Delaware. Prescribed statutory accounting practices include state laws and regulations. Permitted statutory accounting practices encompass accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The state of Delaware has adopted all prescribed accounting practices found in NAIC SAP. The Company has no permitted practices.

     At December 31, 2008 and 2007, statutory stockholder's equity was $3,596 million and $2,650 million, respectively. Statutory net income for the years ended December 31, 2008, 2007 and 2006 was ($387) million, $289 million and $252 million, respectively.

     The Company is restricted as to the amounts it may pay as dividends to New York Life. Under Delaware Insurance Law, dividends on capital stock can be distributed only out of earned surplus. Furthermore, without prior approval of the Delaware Insurance Commissioner, dividends cannot be declared or distributed which exceed the greater of ten percent of the Company's surplus or one hundred percent of net gain from operations. The Company did not pay or declare a dividend to its sole shareholder, New York Life at December 31, 2008 or 2007. As of December 31, 2008, the amount of available and accumulated funds derived from earned surplus from which the Company can pay dividends is $943 million. The maximum amount of dividends that may be paid in 2009 without prior approval is $357 million.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of New York Life Insurance and Annuity Corporation:

     In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation and its subsidiaries (the "Company") at December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2008 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     As disclosed in Note 13 to the consolidated financial statements, the Company has significant transactions with New York Life Insurance Company and its affiliates. Because of these relationships, it is possible that the terms of the transactions are not the same as those that would result from transactions among wholly unrelated parties.

     As described in Note 3 of the consolidated financial statements, the Company changed its method of accounting for uncertainty in income taxes and for deferred acquisition costs in connection with modifications or exchanges of insurance contracts on January 1, 2007.

PricewaterhouseCoopers LLP

New York, New York
March 18, 2009

                            PART C. OTHER INFORMATION

ITEM 24.         FINANCIAL STATEMENTS AND EXHIBITS

a.       Financial Statements.

            All required financial statements are included in Part B of this Registration Statement.

b.       Exhibits.

(1) Resolution of the Board of Directors of New York Life Insurance and Annuity Corporation ("NYLIAC") authorizing establishment of the Separate Account - Previously filed as Exhibit (1) to the initial Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 33-87382), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (1) to Post-Effective Amendment No. 2 to such Registration Statement on Form N-4, and incorporated herein by reference.

(2)              Not applicable.

(3)(a) Distribution Agreement between NYLIFE Securities Inc. and NYLIAC - Previously filed as Exhibit (3)(a) to Post-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86084), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (3)(a) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 33-64410), and incorporated herein by reference.

(3)(b) Distribution Agreement between NYLIFE Distributors Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(b) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), and incorporated herein by reference.

(3)(c) Distribution and Underwriting Agreement, dated April 27, 2006, between New York Life Insurance and Annuity Corporation and NYLIFE Distributors LLC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit(c)(3) to Post-Effective Amendment No. 16 on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-48300), filed 8/15/06 and incorporated herein by reference.

(4) Specimen Policy - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (4) to Registrant's initial registration on Form N-4 (File No. 333-80535), and incorporated herein by reference.

(4)(a) Earnings Enhancement Benefit Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit(4)(a) to Registrant's Post-Effective Amendment No. 4 on Form N-4, filed 7/13/01 and incorporated herein by reference.

(4)(b) Enhanced Spousal Continuance Rider - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit(4)(b) to Registrant's Post-Effective Amendment No. 4 on Form N-4, filed 7/13/01 and incorporated herein by reference.

(5)              Form of application for a Policy - Previously filed as Exhibit
                 (5) to the initial registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33-53342), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), and incorporated herein by reference.

(5)(a) Form of Application for LifeStages Deferred Variable Annuities (204-593) - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (5)(e) to Post-Effective Amendment No. 3 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-106806), filed 8/26/04 and incorporated herein by reference.

(6)(a) Certificate of Incorporation of NYLIAC - Previously filed as Exhibit (6)(a) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (6)(a) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(6)(b)(1) By-Laws of NYLIAC - Previously filed as Exhibit (6)(b) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (6)(b) to the initial registration statement on Form S-6 for NYLIAC Corporate

                 Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(6)(b)(2) Amendments to By-Laws of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (6)(b) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-39157), and incorporated herein by reference.

(7)              Not applicable

(8)(a) Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA Series Fund, Inc.) - Previously filed as Exhibit (8)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form N-1 for New York Life MFA Series Fund, Inc. (File No. 2-86082), re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(b) Participation Agreement among Acacia Capital Corporation, Calvert Asset Management Company, Inc. and NYLIAC, as amended - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(1) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(c) Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(d) Participation Agreement between Janus Aspen Series and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(3) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(e) Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(f) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (9)(b)(5) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(g) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(b)(6) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate

                 Sponsored Variable Universal Life Separate Account-I (File No. 333-07617), and incorporated herein by reference.

(8)(h) Form of Participation Agreement among T. Rowe Price Equity Series, Inc., T. Rowe Price Associates, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(h) to Post-Effective Amendment
                 No. 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), and incorporated herein by reference.

(8)(i) Form of Participation Agreement among Van Eck Worldwide Insurance Trust, Van Eck Associates Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(i) to Post-Effective Amendment No.
                 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), and incorporated herein by reference.

(8)(j) Form of Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(j) to Post-Effective Amendment No.
                 7 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), and incorporated herein by reference.

(8) (k) Form of Participation Agreement among Dreyfus Investment Portfolios. The Dreyfus Corporation, Dreyfus Service Corporation and NYLIAC - Previously filed in accordance with Regulation S-T, 17CFR 232.102 (e) as Exhibit (9)(r) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8) (l) Form of Substitution Agreement among NYLIAC, MainStay Management LLC, and New York Life Investment Management
                 LLC - Previously filed in accordance with Regulation S-T, 17CFR
                 232.102 (e) as Exhibit (9)(s) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(m) Amendment dated 9/27/02 to Stock Sale Agreement dated 6/4/93 between NYLIAC and MainStay VP Series Fund, Inc. - Previously filed in accordance with Regulation S-T, 17CFR 232.102(e) as Exhibit (8)(n) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 4/9/03 and incorporated herein by reference.

(8)(n) 12b-1 Plan Services Agreement for the Service Class Shares of MainStay VP Series Fund, Inc. between NYLIFE Distributors LLC and NYLIAC dated 12/22/05 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(x) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.

(8)(o) Form of Class S Service Agreement between Fred Alger & Company and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(p) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(p) Form of Distribution Agreement between Dreyfus Service Corporation and NYLIAC dated as of 2/24/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (8)(q) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(q) Form of Service Contract between Fidelity Distributors Corporation and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (8)(r) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(r) Form of Distribution and Shareholder Services Agreement between Janus Distributors LLC and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(s) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(s) Form of Fund Participation Agreement (Service Shares) between Janus Aspen Series and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (8)(t) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(t) Form of Participation Agreement by and among MFS Variable Insurance Trust, Massachusetts Financial Services Company and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(u) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(u) Form of Administrative Service Agreement between Morgan Stanley & Co. Incorporated and NYLIAC dated 4/30/03 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (8)(v) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(v)           Form of Supplement for Distribution Services Agreement between
                 T. Rowe Price Investment Services, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(x) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(w) Form of Participation Agreement among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (9)(q) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Variable Universal Life-Separate Account-I (File No. 333-57210), filed 6/4/01 and incorporated herein by reference.

(8)(x) Form of Distribution and Administrative Services Agreement, Class S Shares, between Neuberger Berman Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T,
                 17 CFR 232.102(e) as Exhibit (8)(w) to Post-Effective
                 Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-III (File No. 033-87382), filed 5/14/03 and incorporated herein by reference.

(8)(y) Form of Participation Agreement among Victory Variable Insurance Funds, BISYS Fund Services Limited Partnership, Victory Capital Management, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(p) to Post-Effective Amendment No. 16 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/5/04 and incorporated herein by reference.

(8)(z)           Form of Distribution and Service Agreement between BISYS
                 Fund Services Limited Partnership and NYLIFE Securities, Inc.- Previously filed in accordance with Regulation S-T 17 CFR 232.102(e) as Exhibit (8)(q) to Post-Effective Amendment No. 16 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 033-53342), filed 4/5/04 and incorporated herein by reference.

(8)(a)(a) Form of Participation Agreement among Liberty Variable Investment Trust, Columbia Funds Distributor, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(a)(a) to Post-Effective Amendment
                 No. 4 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - IV (File No. 333-106806), filed 10/25/04 and incorporated herein by reference.

(8)(b)(b) Form of Participation agreement among Royce Capital Fund, Royce & Associates, LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (h)(19) to Post-Effective Amendment No. 10 to the registration statement on Form N-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account - I (File No. 333-48300), filed 6/24/04 and incorporated herein by reference.

(8)(c)(c) Administrative Services Letter of Agreement between Columbia Funds Distributor, Inc. and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (8)(u) to Post-Effective Amendment No. 18 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/12/05 and incorporated herein by reference.

(8)(d)(d) Form of Administrative Services Agreement between Royce & Associates, LLC and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(u) to Post-Effective Amendment No. 19 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/12/05 and incorporated herein by reference.

(8)(e)(e) Form of Administrative and Shareholder Services Letter of Agreement dated 1/15/98 between Van Eck Worldwide Insurance Trust and NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (i)(9) to Post-Effective Amendment No. 11 to the registration statement on Form N-4 for NYLIAC Variable Universal Life Separate Account - 1 (File No. 333-79309), filed 9/13/05 and incorporated herein by reference.

(8)(f)(f) Administrative Services Agreement between New York Life Investment Management LLC and NYLIAC, dated 1/1/05 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(w) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.

(8)(g)(g) Participation Agreement among New York Life Insurance and Annuity Corporation, MainStay VP Series Fund, Inc., and New York Life Investment Management LLC dated 10/7/04 - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (8)(y) to Post-Effective Amendment No. 20 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account I (File No. 033-53342), filed 4/10/06 and incorporated herein by reference.

(9) Opinion and Consent of Thomas F. English, Esq. - Filed herewith.

(10)(a)          Consent of PricewaterhouseCoopers LLP - Filed herewith.



(10)(b) Powers of Attorney for Scott L. Berlin, Director and Senior Vice President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(b) to the initial registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-158552), filed 4/13/09 and incorporated herein by reference.



(10)(c) Powers of Attorney for Christopher O. Blunt, Director, Senior Vice President and Chief Operating Officer of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(c) to the initial registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-158552), filed 4/13/09 and incorporated herein by reference.



(10)(d) Powers of Attorney for Frank M. Boccio, Director and Executive Vice President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(d) to the initial registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-158552), filed 4/13/09 and incorporated herein by reference.



(10)(e) Powers of Attorney for Solomon Goldfinger, Director, Senior Vice President and Senior Advisor of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit
                 (10)(e) to the initial registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-158552), filed 4/13/09 and incorporated herein by reference.



(10)(f) Powers of Attorney for Steven D. Lash, Director, Senior Vice President and Chief Financial Officer of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(f) to the initial registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-158552), filed 4/13/09 and incorporated herein by reference.



(10)(g) Powers of Attorney for Theodore A. Mathas, Director, Chairman and President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(g) to the initial registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-158552), filed 4/13/09 and incorporated herein by reference.



(10)(h) Powers of Attorney for John R. Meyer, Director and Senior Vice President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(h) to the initial registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-158552), filed 4/13/09 and incorporated herein by reference.



(10)(i) Powers of Attorney for Mark W. Pfaff, Director and Senior Vice President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(i) to the initial registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-158552), filed 4/13/09 and incorporated herein by reference.



(10)(j) Powers of Attorney for Angelo J. Scialabba, First Vice President and Principal Accounting Officer of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(j) to the initial registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-158552), filed 4/13/09 and incorporated herein by reference.



(10)(k) Powers of Attorney for Arthur H. Seter, Director and Senior Vice President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(k) to the initial registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-158552), filed 4/13/09 and incorporated herein by reference.



(10)(l) Powers of Attorney for Michael E. Sproule, Director of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(l) to the initial registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-158552), filed 4/13/09 and incorporated herein by reference.



(10)(m) Powers of Attorney for Joel M. Steinberg, Director and Senior Vice President of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(m) to the initial registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-158552), filed 4/13/09 and incorporated herein by reference.



(10)(n) Powers of Attorney for Michael Whitton, Director of NYLIAC - Previously filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (10)(n) to the initial registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account - III (File No. 333-158552), filed 4/13/09 and incorporated herein by reference.

(11)             Not applicable.

(12)             Not applicable.

(13) Schedule of Computations - Previously filed as Exhibit (13) to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33- 53342), and incorporated herein by reference.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The principal business address of each director and officer of NYLIAC is 51 Madison Avenue, New York, NY 10010.


Name:                     Title:
-----                     ------
Theodore A. Mathas        Chairman and President
Frank M. Boccio           Director and Executive Vice President
Scott L. Berlin           Director and Senior Vice President in charge of Individual Life
Christopher O. Blunt      Director, Senior Vice President and Chief Operating Officer for L & A
Solomon Goldfinger        Director, Senior Vice President and Senior Advisor
Steven D. Lash            Director, Senior Vice President and Chief Financial Officer
John R. Meyer             Director and Senior Vice President in charge of Individual Annuity
Mark W. Pfaff             Director and Senior Vice President in charge of Agency Department
Joel M. Steinberg         Director, Senior Vice President and Chief Actuary
Arthur H. Seter           Director, Senior Vice President and Chief Investment Officer
Michael E. Sproule        Director
Michael Whitton           Director
Gary E. Wendlandt         Vice Chairman in charge of Investment and Finance
John Y. Kim               Executive Vice President-CEO and President of NYLIM
Sara Badler               Senior Vice President & Deputy Legal Officer
Patricia Barbari          Senior Vice President
John A. Cullen            Senior Vice President
Thomas F. English         Senior Vice President and Chief Legal Officer
Robert J. Hebron          Senior Vice President
Barbara McInerney         Senior Vice President in charge of Corporate Compliance
Gary J. Miller            Senior Vice President
Michael M. Oleske         Senior Vice President and Tax Counsel
Paul Pasteris             Senior Vice President for Market Development & Strategic Planning
Eileen T. Slevin          Senior Vice President and Chief Information Officer
Joseph Bennett            First Vice President
Kathleen A. Donnelly      First Vice President
Angelo J. Scialabba       First Vice President and Controller
Thomas P. Shea            First Vice President
Richard J. Witterschein   First Vice President and Treasurer
Stephen A. Bloom          Vice President and Chief Underwriter
David F. Boyle            Vice President
Karen E. Dann             Vice President
Robert M. Gardner         Vice President
Troy E. Glover            Vice President
Jane Hamrick              Vice President and Actuary
Robert J. Hynes           Vice President
Mario W. Lazzaro Jr.      Vice President
Brian C. Loutrel          Vice President
Catherine A. Marrion      Vice President and Secretary
Rowan MacDonald           Vice President and Deputy Treasurer
Corey B. Multer           Vice President
Marijo F. Murphy          Vice President
Nicholas Pasyanos         Vice President and Actuary
Linda M. Reimer           Vice President and Associate Legal Officer
Andrew N. Reiss           Vice President - National Sales Manager
Janis C. Rubin            Vice President
Irwin Silber              Vice President and Actuary
Teresa A. Turner          Vice President
Robin Wagner              Vice President
Richard M. Walsh          Vice President
Elaine Williams           Vice President
Robert Ziegler            Vice President
Richard W. Zuccaro        Vice President - Tax

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Depositor, NYLIAC, is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). The Registrant is a segregated asset account of NYLIAC. The following chart indicates persons presumed to be controlled by New York Life(+), unless otherwise indicated. Subsidiaries of other subsidiaries are indented accordingly, and ownership is 100% unless otherwise indicated.


                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
Eclipse Funds Inc.(1)                                                  Maryland

ICAP Funds Inc.                                                        Maryland

Eclipse Funds(1)                                                       Massachusetts

The MainStay Funds(1)                                                  Massachusetts

McMorgan Funds(1)                                                      Delaware

MainStay VP Series Fund, Inc.(1)(2)                                    Maryland

New York Life Insurance and Annuity Corporation                        Delaware

     Pacific Square Investments LLC                                    Delaware

          29 Park Investments No. 2 Limited                            Cayman Islands

NYLIFE LLC                                                             Delaware
     Eagle Strategies LLC                                              Delaware


--------

         (1) Registered investment company as to which New York Life ("NYL") and/or its subsidiaries perform one or more of the following services: investment management, administrative, distribution, transfer agency and underwriting services. It is not a subsidiary of NYL and is included for informational purposes only.

         (2) New York Life Investment Management LLC serves as investment adviser to this entity, the shares of which are held of record by separate accounts of NYLIAC. New York Life disclaims any beneficial ownership and control of this entity. New York Life and NYLIAC as depositors of said separate accounts have agreed to vote their shares as to matters covered in the proxy statement in accordance with voting instructions received from holders of variable annuity and variable life insurance policies at the shareholders meeting of this entity. It is not a subsidiary of New York Life, but is included here for informational purposes only.


--------

(+) By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-4.

                                                                       Jurisdiction of           Percent of Voting
Name                                                                   Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     New York Life Capital Corporation                                 Delaware
     NYL Management Limited                                            United Kingdom
     NYLUK I Company                                                   United Kingdom
         NYLUK II Company                                              United Kingdom
             Gresham Mortgage                                          United Kingdom
             W Construction Company                                    United Kingdom
             WUT                                                       United Kingdom
             WIM (AIM)                                                 United Kingdom
     New York Life Trust Company                                       New York
     NYL Executive Benefits LLC                                        Delaware

                                                                           Jurisdiction of           Percent of Voting
Name                                                                       Organization              Securities Owned
(NYLIFE LLC subsidiaries cont.)
     NYLIFE Securities LLC                                                 Delaware
     NYLINK Insurance Agency Incorporated                                  Delaware

                                                                       Jurisdiction of       Percent of Voting
Name                                                                   Organization          Securities Owned
New York Life Investment Management Holdings LLC                       Delaware
     NYLCAP Holdings                                                   Mauritius
     NYLIM Service Company LLC                                         Delaware
     NYLCAP Manager LLC                                                Delaware
         New York Life Capital Partners, LLC                           Delaware
              New York Life Capital Partners, L.P.                     Delaware
         New York Life Capital Partners II, LLC                        Delaware
              New York Life Capital Partners II, L.P.                  Delaware
         New York Life Capital Partners III GenPar GP, LLC             Delaware
              New York Life Capital Partners III GenPar, LP            Delaware
                   New York Life Capital Partners III, LP              Delaware
                   New York Life Capital Partners III-A, LP            Delaware
         New York Life Capital Partners IV GenPar GP, LLC              Delaware
              New York Life Capital Partners IV GenPar, LP             Delaware
                   New York Life Capital Partners IV, LP               Delaware
                   New York Life Capital Partners IV-A, LP             Delaware
         NYLIM Mezzanine GenPar GP, LLC                                Delaware
              NYLIM Mezzanine GenPar, LP                               Delaware
                  New York Life Investment Management Mezzanine
                      Partners, LP                                     Delaware
                      NYLIM Mezzanine Luxco S.a.r.l.                   Luxembourg
                      NYLIM Mezzanine Partners Parallel Fund, LP       Delaware
         NYLIM Mezzanine Partners II GenPar, GP, LLC                   Delaware
                  NYLIM Mezzanine Offshore Partners II, LP             Delaware
                  NYLIM Mezzanine Partners II, GenPar, LP              Delaware
                      New York Life Investment Management Mezzanine    Delaware
                      Partners II, LP
                           NYLIM Mezzanine II Luxco S.a.r.l.           Luxembourg
                      NYLIM Mezzanine Partners II Parallel Fund, LP    Delaware
         NYLCAP Canada GenPar Inc.                                     Canada
              NYLCAP Select Manager Canada Feeder Fund, LP             Canada
              NYLCAP Select Manager Canada Fund, LP                    Canada
         NYLCAP India Funding LLC                                      Delaware
         NYLCAP Select Manager GenPar GP, LLC                          Delaware
              NYLCAP Select Manager GenPar, LP                         Delaware
                  NYLCAP Select Manager Fund, LP                       Delaware
              NYLCAP Select Manager Cayman Fund, LP                    Cayman Islands
                  NYLCAP Select Manager Cayman Fund
                  Subsidiary I, LP                                     Delaware
         NYLIM-JB Asset Management Co. (Mauritius) LLC                 Mauritius                24.6%
              New York Life Investment Management India Fund II, LLC   Mauritius                24.6%
                  New York Life Investment Management India
                  Fund (FVCI) II, LLC                                  Mauritius                24.6%
         NYLCAP India Funding III LLC                                  Delaware
              NYLIM-JB Asset Management Co. III (Mauritius) LLC        Mauritius                24.6%
                  NYLIM Jacob Ballas India Fund III
                  (Mauritius) LLC                                      Mauritius                24.6%
                       NYLIM Jacob Ballas Capital India
                       (FVCI) III (Mauritius) LLC                      Mauritius                24.6%
                       NYLIM Jacob Ballas India (FII) III
                       (Mauritius) LLC                                 Mauritius                24.6%
         NYLCAP Mezzanine Partners III GenPar GP, LLC                  Delaware
     MacKay Shields LLC                                                Delaware
         MacKay Shields Credit Strategy Fund Ltd.                      Cayman Islands
         MacKay Shields Defensive Bond Arbitrage Fund Ltd.             Bermuda
         MacKay Shields Core Plus Alpha Fund Ltd.                      Cayman Islands
         MacKay Shields Credit Strategy Partners LP                    Delaware
         MacKay Shields General Partner (L/S) LLC                      Delaware
              MacKay Shields Long/Short Fund LP                        Delaware
              MacKay Shields Long/Short Fund (Master) LP               Delaware
              MacKay Shields Long/Short Fund (QP) LP                   Delaware
              MacKay Shields Long/Short Fund (Offshore) LP             Cayman Islands
     NYLIFE Distributors LLC                                           Delaware
     New York Life Investment Management LLC                           Delaware
         New York Life Investment Management (U.K.) Limited            United Kingdom
         NYLIM GP, LLC                                                 Delaware
              NYLIM Large-Cap Enhanced Index Fund LP                   Delaware
              NYLIM Institutional Floating Rate Fund, LP               Delaware
         NYLIM Fund II GP, LLC                                         Delaware
              NYLIM Real Estate Mezzanine Fund II, LP                  Delaware
                  NYLIM-TND, LLC                                       Delaware
                  NYLIM-CN, LLC                                        Delaware
                  NYLIM-DCM, LLC                                       Delaware
                      NYLIM-MM, LLC                                    Delaware
                  NYLIM Re Mezzanine Fund II Investment
                  Corporation                                          Delaware
                  NYLIM Repurchase Mezzanine Subsidiary LLC            Delaware
         NYLIM European Equity Market Neutral Fund GP, LLC             Delaware
              NYLIM European Equity Market Neutral Fund LP             Delaware
         NYLIM European Equity Market Neutral Master Fund Ltd.         Cayman Islands
         NYLIM European Equity Market Neutral Fund Ltd.                Cayman Islands
         NYLIM Asian Equity Market Neutral Fund GP, LLC                Delaware
              NYLIM Asian Equity Market Neutral Fund LP                Delaware
         NYLIM Asian Equity Market Neutral Master Fund Ltd.            Cayman Islands
         NYLIM Asian Equity Market Neutral Fund Ltd.                   Cayman Islands
         NYLIM U.S. Large-Cap Core 130/30 Fund GP, LLC                 Delaware
              NYLIM U.S. Large-Cap Core 130/30 Fund LP                 Delaware
         NYLIM U.S. Core Equity Market Neutral Fund GP, LLC            Delaware
         NYLIM International 170/70 Fund Ltd.                          Cayman Islands
         NYLIM-GCR Fund I LLC                                          Delaware                   50%
              NYLIM-GCR Fund I 2002 LP                                 Delaware                   50%
         WFHG GP, LLC                                                  Delaware                   45%
              Workforce Housing Fund I-2007 LP                         Delaware
     Madison Capital Funding LLC                                       Delaware
         MCF Co-Investment GP, LLC                                     Delaware
           MCF Co-Investment GP, LP                                    Delaware
               Madison Capital Funding Co-Investment, LP               Delaware
     McMorgan & Company LLC                                            Delaware
     McMorgan & Co. Retention Trust                                    New York
     Madison Square Investors LLC                                      Delaware
         Madison Square Investors Large-Cap Enhanced Index Fund GP,
            LLC                                                        Delaware
     NYLIM Real Estate Inc.                                            Delaware
     Institutional Capital LLC                                         Delaware
NYLIFE Insurance Company of Arizona                                    Arizona
New York Life International, LLC                                       Delaware
    HSBC New York Life Seguros de Retiro (Argentina) S.A.              Argentina                  40%
    HSBC New York Life Seguros de Vida (Argentina) S.A.                Argentina                  40%
    Maxima S.A. AFJP                                                   Argentina                  40%
    New York Life Insurance Worldwide Limited                          Bermuda
    New York Life Insurance Taiwan Corporation                         Taiwan
    New York Life Worldwide Capital, Inc.                              Delaware
        Fianzas Monterrey, S.A.                                        Mexico                  99.95%
              Operadora FMA, S.A. de C.V.                              Mexico                     99%
    NYLIFE Thailand, Inc.                                              Delaware
       PMCC Ltd.                                                       Thailand                   49%
    Siam Commercial New York Life Insurance Public Company             Thailand                47.33%
       Limited
        NYL Data Center Limited                                        Thailand                99.97%
    New York Life Securities Investment Consulting Co., Ltd.           Taiwan
    New York Life Insurance Limited                                    South Korea
    New York Life International India Fund (Mauritius) LLC             Mauritius                  90%
    NYL International SEAF Sichuan SME Investment                      People's Republic
    Fund LLC                                                           of China                39.96%
    NYLI-VB Asset Management Co. (Mauritius) LLC                       Mauritius                  90%
    New York Life International Holdings Limited                       Mauritius                  75%
        Max New York Life Insurance Limited                            India                      26%
    Seguros Monterrey New York Life, S.A. de C.V.                      Mexico                 99.996%
         Centro de Capacitacion Monterrey, A.C.                        Mexico                 99.791%
         Administradora de Conductos SMNYL, S.A. de C.V.               Mexico                     99%
         Servicios Corporativos SMNYL, S.A. de C.V.                    Mexico                     99%
    NYL Cayman Ltd.                                                    Cayman Islands
Silver Spring, LLC                                                     Delaware
   Silver Spring Associates, L.P.                                      Pennsylvania
Biris Holdings LLC                                                     Delaware
NYL Wind Investments LLC                                               Delaware
New York Life Short Term Fund                                          New York
29 Park Investments No. 1 Limited                                      Cayman Islands
Haier New York Life Insurance Company Limited                          People's Republic of China 50%
SCP 2005-C21-002 LLC                                                   Delaware
SCP 2005-C21-003 LLC                                                   Delaware
SCP 2005-C21-006 LLC                                                   Delaware
SCP 2005-C21-007 LLC                                                   Delaware
SCP 2005-C21-008 LLC                                                   Delaware
SCP 2005-C21-009 LLC                                                   Delaware
SCP 2005-C21-017 LLC                                                   Delaware
SCP 2005-C21-018 LLC                                                   Delaware
SCP 2005-C21-021 LLC                                                   Delaware
SCP 2005-C21-025 LLC                                                   Delaware
SCP 2005-C21-031 LLC                                                   Delaware
SCP 2005-C21-036 LLC                                                   Delaware
SCP 2005-C21-041 LLC                                                   Delaware
SCP 2005-C21-043 LLC                                                   Delaware
SCP 2005-C21-044 LLC                                                   Delaware
SCP 2005-C21-048 LLC                                                   Delaware
SCP 2005-C21-061 LLC                                                   Delaware
SCP 2005-C21-063 LLC                                                   Delaware
SCP 2005-C21-067 LLC                                                   Delaware
SCP 2005-C21-069 LLC                                                   Delaware
SCP 2005-C21-070 LLC                                                   Delaware
NYMH-Houston GP, LLC                                                   Delaware
   NYMH-Houston, L.P.                                                  Texas
NYMH-Plano GP, LLC                                                     Delaware
   NYMH-Plano, L.P.                                                    Texas
NYMH-Freeport GP, LLC                                                  Delaware
   NYMH-Freeport, L.P.                                                 Texas
NYMH-Ennis GP, LLC                                                     Delaware
   NYMH-Ennis, L.P.                                                    Texas
NYMH-San Antonio GP, LLC                                               Delaware
   NYMH-San Antonio, L.P.                                              Texas
NYMH-Taylor GP, LLC                                                    Delaware
   NYMH-Taylor, L.P.                                                   Texas
NYMH-Stephenville GP, LLC                                              Delaware
   NYMH-Stephenville, L.P.                                             Texas
NYMH-Farmingdale New York, NY LLC                                      Delaware
NYMH-Attleboro MA, LLC                                                 Delaware
NYLMDC-King of Prussia, LLC                                            Delaware
NYLIFE Real Estate Holdings LLC                                        Delaware
   Huntsville NYL LLC                                                  Delaware

ITEM 27.          NUMBER OF CONTRACT OWNERS


   As of January 31, 2009, there were approximately 65,080 owners of Qualified Policies and approximately 7,283 owners of Non-Qualified Policies offered under NYLIAC Variable Annuity Separate Account-III.


ITEM 28.          INDEMNIFICATION

The Officers and Directors of NYLIAC are indemnified pursuant to Section 141(f) of the General Corporation Law of the State of Delaware and under Section 8.01 of the By-Laws of New York Life Insurance and Annuity Corporation, as adopted on November 3, 1980 and amended on April 6, 1988 and on May 13, 1997.

Section 8.01 of the NYLIAC By-Laws provide for indemnification as follows:

8.01 - LIMITATION OF LIABILITY: INDEMNIFICATION AND ADVANCEMENT OF EXPENSES

(a) LIMITATION OF LIABILITY FOR DIRECTORS - No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director, except for liability (i) for any breach of the directors duty of loyalty of the Corporation or its stockholders,
(ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (iii) under Section 174 of the General Corporation Law of the State of Delaware, or (iv) for any transaction from which the director derived an improper personal benefit. If the General Corporation Law of the State of Delaware is amended to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Corporation shall be eliminated or limited to the fullest extent permitted by the General Corporation Law of the State of Delaware, as so amended.

(b) INDEMNIFICATION AND ADVANCEMENT OF EXPENSES OF DIRECTORS AND OFFICERS - Except to the extent expressly prohibited by the General Corporation Law of the State of Delaware, the Corporation shall indemnify any director or officer who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation), by reason of the fact that such person is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against judgments, fines, amounts paid in settlement and reasonable expenses (including attorneys' fees) actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful.

Except to the extent expressly prohibited by the General Corporation Law of the State of Delaware, the Corporation shall indemnify any director or officer who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that such person is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against reasonable expenses (including attorneys' fees) actually and reasonably incurred by such person in connection with the defense or settlement of such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Corporation; provided, that, no indemnification shall be made in respect of any action, suit or proceeding as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the Court of Chancery or the court in which such action, suit or proceeding was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other court shall deem proper.

The Corporation shall advance to or promptly reimburse upon request reasonable expenses (including attorneys' fees) incurred by a director or officer in defending any civil, criminal, administrative or investigative action, suit or proceeding in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of such director or officer to repay such amount if it shall ultimately be determined that such person is not entitled to be indemnified by the Corporation as authorized in this Section 8.01; provided, however, that such director or officer shall cooperate in good faith with any request by the Corporation that common counsel be utilized by the parties to an action or proceeding who are similarly situated unless to do so would be inappropriate due to actual or potential differing interests between or among such parties.

The indemnification of any person provided by this Section 8.01 shall continue after such person has ceased to be a director or officer of the Corporation and shall inure to the benefit of such person's heirs, executors, administrators or legal representative.

The Corporation is authorized to enter into agreements with any of its directors, officers or employees extending rights to indemnification and advancement of expenses to any such person to the fullest extent permitted by applicable law, but the failure to enter into any such agreement shall not affect or limit the rights of any such person pursuant to this Section 8.01.

In case any provision in this Section 8.01 shall be determined at any time to be unenforceable in any respect, the other provisions hereof shall not in any way be affected or impaired thereby, and the affected provision shall be given the fullest possible enforcement in the circumstances, it being the intention of the Corporation to afford indemnification and advancement of expenses to its directors and officers, acting in such capacities or in the other capacities mentioned herein, to the fullest extent permitted by law.

(c) DETERMINATION OF INDEMNIFICATION

     (i) DIRECTORS AND OFFICERS - Subject to the General Corporation Law of the State of Delaware, any indemnification of directors and officers shall be made by either (A) the Corporation's Board of Directors or (B) the Corporation's shareholders, upon a determination that such indemnification is proper in the circumstances.

     (ii) EMPLOYEES AND AGENTS - Subject to the General Corporation of the State of Delaware, the Corporation may indemnify persons who are or were employees (other than officers of the Corporation), agents, or independent contractors of the Corporation upon the advice of the Corporation's legal counsel and a determination by (A) the Corporation's Board of Directors or
     (B) the Corporation's shareholders, that such indemnification is proper in the circumstances.

ITEM 29.          PRINCIPAL UNDERWRITERS

      (a) Investment companies (other than the Registrant) for which NYLIFE Distributors LLC is currently acting as underwriter:

          NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I NYLIAC Variable Universal Life Separate Account-I
          NYLIAC MFA Separate Account-I
          NYLIAC MFA Separate Account-II
          NYLIAC Variable Annuity Separate Account-I
          NYLIAC Variable Annuity Separate Account-II
          NYLIAC Variable Annuity Separate Account-IV
          NYLIAC VLI Separate Account
          Eclipse Funds
          MainStay Funds
          MainStay VP Series Fund
          McMorgan Funds
          NYLIM Institutional Funds

      (b) Directors and Officers.

     The principal business address of each director and officer of NYLIFE Distributors LLC is 169 Lackawanna Avenue, Parsippany, New Jersey 07054.


Names of Directors and Officers     Positions and Offices with Underwriter
-------------------------------     ---------------------------------------------
John Y. Kim                         Chairman and Chief Executive Officer
Stephen P. Fisher                   Manager, President and Chief Operating Officer
Christopher O. Blunt                Manager and Executive Vice President, Retirement Income Security
Penny Nelson                        Manager and Managing Director, Operations
John A. Cullen                      Manager
Barry A. Schub                      Manager
John C. Siciliano                   Manager
Scott L. Berlin                     Executive Vice President, Life Distribution
Robert J. Hebron                    Executive Vice President, Executive Benefits
John R. Meyer                       Executive Vice President, Retirement Income Security
David G. Bedard                     Senior Managing Director and Chief Financial Officer
Thomas A. Clough                    Senior Managing Director, Retirement Services
Michael D. Coffey                   Senior Managing Director, Retirement Income Security
Barbara McInerney                   Senior Managing Director, Compliance
Alison H. Micucci                   Senior Managing Director, Compliance
Donald A. Salama                    Senior Managing Director, Retirement Services
Stephen C. Fiacco                   Managing Director, Retirement Income Security
Philip L. Gazzo                     Managing Director, Retirement Income Security
Mark A. Gomez                       Managing Director and Chief Compliance Officer
Joseph J. Henehan                   Managing Director, Retirement Services
Marguerite E. H. Morrison           Managing Director and Secretary
Rebekah M. Mueller                  Managing Director, Retirement Services
Mark S. Niziak                      Managing Director, Retirement Services
Christopher V. Parisi               Managing Director, Retirement Income Security
Stephen J. Abramo                   Director, Variable Product Operations
Bernadette Hoban                    Director, Retirement Income Security
Paula Taylor                        Director, Retirement Services
John Vaccaro                        Director, Compliance
Albert W. Leier                     Vice President - Financial Operations and Treasurer
David F. Boyle                      Vice President, Executive Benefits
Karen E. Dann                       Vice President, Retirement Income Security
Linda M. Howard                     Vice President, Compliance and Anti-Money Laundering Officer
Robert F. Meredith                  Vice President, Life and Annuity Distribution
Andrew N. Reiss                     Vice President, Variable Annuity Wholesaling - Bank Distribution
James R. Vavra                      Vice President, Non-COLI Variable Life Wholesaling - Outside Distribution
Richard W. Zuccaro                  Vice President, Tax

      (c) Commissions and Other Compensation


     Name of                  New Underwriting             Compensation on
    Principal                   Discounts and               Redemption or                Brokerage
   Underwriter                   Commissions                Annuitization               Commission                Compensation
   -----------                   -----------                -------------               ----------                ------------
NYLIFE Distributors
Inc.                                 -0-                         -0-                        -0-                        -0-


ITEM 30.          LOCATION OF ACCOUNTS AND RECORDS

      All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by NYLIAC at its home office, 51 Madison Avenue, Room 0150, New York, New York 10010; New York Life - Records Division, 110 Cokesbury Road, Lebanon, New Jersey 08833 and with Iron Mountain Records Management, Inc. at both 8 Neptune Drive, Poughkeepsie, New York 12601 and Route 9W South, Port Ewen, New York 12466-0477.


ITEM 31.          MANAGEMENT SERVICES - Not applicable.


ITEM 32.          UNDERTAKINGS - Registrant hereby undertakes:

      (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

      (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

      (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.


      REPRESENTATION AS TO THE REASONABLENESS OF AGGREGATE FEES AND CHARGES

      New York Life Insurance and Annuity Corporation ("NYLIAC"), the sponsoring insurance company of the NYLIAC Variable Annuity Separate Account-III, hereby represents that the fees and charges deducted under the NYLIAC New York Life Flexible Premium (formerly New York Life LifeStages Flexible Premium) Variable Annuity Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.

SECTION 403(b) REPRESENTATIONS

      Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                   SIGNATURES



      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York on this 15th day of April, 2009.



                                              NYLIAC VARIABLE ANNUITY
                                              SEPARATE ACCOUNT-III
                                                   (Registrant)


                                              By:  /s/ Corey B. Multer
                                                   -----------------------------
                                                   Corey B. Multer
                                                   Vice President



                                              NEW YORK LIFE INSURANCE AND
                                              ANNUITY CORPORATION
                                                   (Depositor)


                                              By:  /s/ Corey B. Multer
                                                   -----------------------------
                                                   Corey B. Multer
                                                   Vice President


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:


     Scott L. Berlin*               Director

     Christopher O. Blunt*          Director

     Frank M. Boccio*               Director

     Solomon Goldfinger*            Director

     Steven D. Lash*                Director and Chief Financial Officer

     Theodore A. Mathas*            Chairman and President (Principal Executive
                                    Officer)

     John R. Meyer*                 Director

     Mark W. Pfaff*                 Director

     Angelo J. Scialabba*           First Vice President and Controller
                                    (Principal Accounting Officer)

     Arthur H. Seter*               Director

     Michael E. Sproule*            Director

     Joel M. Steinberg*             Director

     Michael Whitton*               Director



By:      /s/ Corey B. Multer
      ----------------------------------
      Corey B. Multer
      Attorney-in-Fact
      April 15, 2009


* Pursuant to Powers of Attorney previously filed.

                                 Exhibit Index


Index Number                             Description
------------                             -----------
   9(a)                  Opinion and consent of Thomas F. English Esq.

  10(a)                  Consent of PricewaterhouseCoopers LLP
